UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23124

Franklin Templeton ETF Trust

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA 94403-1906

(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA 94403-1906

(Name and address of agent for service)

Registrant’s telephone number, including area code: 650 312-2000

Date of fiscal year end: 3/31

Date of reporting period: 09/30/19

Item 1.	Reports to Stockholders.

SEMIANNUAL REPORT

FRANKLIN TEMPLETON

ETF TRUST

September 30, 2019

Franklin LibertyQ Emerging Markets ETF	Franklin LibertyQ Global Equity ETF
Franklin LibertyQ Global Dividend ETF	Franklin LibertyQ International Equity Hedged ETF

Internet Delivery of Fund Reports Unless You Request Paper Copies: Effective January 1, 2021, as permitted by the SEC, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request them from the Fund or your financial intermediary. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you have not signed up for electronic delivery, we would encourage you to join fellow shareholders who have. You may elect to receive shareholder reports and other communications electronically from the Fund by calling (800) 632-2301 or by contacting your financial intermediary.

You may elect to continue to receive paper copies of all your future shareholder reports free of charge by contacting your financial intermediary or, if you invest directly with a Fund, calling (800) 632-2301 to let the Fund know of your request. Your election to receive reports in paper will apply to all funds held in your account.

Franklin Templeton

Successful investing begins with ambition. And achievement only comes when you reach for it. That’s why we continually strive to deliver better outcomes for investors. No matter what your goals are, our deep, global investment expertise allows us to offer solutions that can help.

During our more than 70 years of experience, we’ve managed through all kinds of markets—up, down and those in between. We’re always preparing for what may come next. It’s because of this, combined with our strength as one of the world’s largest asset managers that we’ve earned the trust of millions of investors around the world.

Visit franklintempleton.com/ investor/investments-and-solutions/investment-options/etfs/ for fund updates and documents.

Not FDIC Insured	|	May Lose Value	|	No Bank Guarantee

franklintempleton.com	Not part of the semiannual report	1

SEMIANNUAL REPORT

Economic and Market Overview

The global economy expanded during the six months ended September 30, 2019, despite weakness in certain regions. Global stocks were aided by upbeat economic data in some regions, encouraging corporate earnings reports, periods of optimism about a potential U.S.-China trade deal and monetary policy easing by major central banks. The U.S. Federal Reserve’s (Fed’s) patient approach to its monetary policy early in the period, rate cuts in July and September, and indications it will act appropriately to sustain U.S. economic expansion and achieve its inflation objective aided market sentiment.

However, markets also reflected concerns about political uncertainties in the U.S. (including the impeachment inquiry into U.S. President Donald Trump), geopolitical tensions in the eurozone and other regions, and the impact of U.S. trade disputes with China and other trading partners on global growth and corporate earnings. In this environment, global developed and emerging market stocks, as measured by the MSCI All Country World Index, posted a +3.91% total return for the six months under review.1

The U.S. economy grew during the six-month period. However, the economy moderated in 2019’s second and third quarters, due partly to weakness in inventory investment and business investment. The manufacturing sector expanded during the period’s first four months, but contracted in August and September 2019. The services sector continued to expand throughout the period, although the rate of expansion slowed in September. The unemployment rate decreased from 3.8% in March 2019 to 3.5% at period-end.2 The annual inflation rate, as measured by the Consumer Price Index, decreased from 1.9% in March 2019 to 1.7% at period-end.2

At its July 2019 meeting, the Fed lowered its target range for the federal funds rate for the first time since December 2008, to 2.00%–2.25%, citing muted inflation pressures and the potential effects of global trade tensions on economic growth. Furthermore, the Fed ended its balance sheet normalization program earlier than previously indicated. In September, the Fed further lowered the federal funds target rate range to 1.75%–2.00%, reiterating the rationale cited at the July 2019 meeting.

In Europe, the U.K.’s quarterly gross domestic product (GDP) growth contracted in 2019’s second quarter, as Brexit uncertainties weighed on business sentiment. The Bank of England kept its key policy rate unchanged during the six-month period and lowered its GDP forecasts for 2019 and 2020. The eurozone’s quarterly GDP growth moderated in 2019’s second quarter and stabilized in the third quarter. The bloc’s annual inflation rate ended the period lower. The European Central Bank (ECB) kept its benchmark interest rate unchanged during the period. In September, the ECB announced it will start a new bond-buying program in November in an effort to boost the economy and increase inflation.

In Asia, Japan’s quarterly GDP growth moderated in 2019’s second quarter. The Bank of Japan (BOJ) left its benchmark interest rate unchanged and continued its stimulus measures during the six-month period. At its July and September meetings, the BOJ expressed its openness to increase stimulus in an effort to sustain economic growth and achieve its inflation goal.

In larger emerging markets, Brazil’s quarterly GDP growth accelerated in 2019’s second quarter. The Central Bank of Brazil lowered its benchmark interest rate twice during the six-month period. Russia’s annual GDP growth accelerated in 2019’s second quarter. The Bank of Russia cut its key interest rate three times during the period. China’s annual GDP growth moderated in 2019’s second and third quarters. The People’s Bank of China implemented an interest-rate reform in August, designating the loan prime rate as the new benchmark for household and business loans, effectively lowering interest rates in August and September. Overall, global emerging market stocks, as measured by the MSCI Emerging Markets Index, posted a -3.40% total return during the six months under review.1

The foregoing information reflects our analysis and opinions as of September 30, 2019. The information is not a complete analysis of every aspect of any market, country, industry, security or fund. Statements of fact are from sources considered reliable.

1. Source: Morningstar.

2. Source: U.S. Bureau of Labor Statistics.

See www.franklintempletondatasources.com for additional data provider information.

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Franklin LibertyQ Emerging Markets ETF

This semiannual report for Franklin LibertyQ Emerging Markets ETF covers the period ended September 30, 2019.

Your Fund’s Goal and Main Investments

The Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the LibertyQ Emerging Markets (EM) Index (the Underlying Index).1 Under normal market conditions, the Fund invests at least 80% of its assets in the component securities of the Underlying Index and in depositary receipts representing such securities. The Underlying Index includes stocks from emerging market countries that have favorable exposure to four investment-style factors: quality, value, momentum and low volatility, subject to a maximum 1% per company weighting. The Underlying Index seeks to achieve a lower level of risk and higher risk-adjusted performance than the MSCI EM Index over the long term by selecting equity securities from the MSCI EM Index that have exposure to these investment-style factors.

Performance Overview

During the six-month period, the Fund posted cumulative total returns of -1.47% based on market price and -1.40% based on net asset value (NAV). In comparison, the LibertyQ EM Index posted a -1.19% total return for the same period, while the MSCI EM Index (Net Returns) posted a -3.66% total return.2 You can find more of the Fund’s performance data in the Performance Summary beginning on page 6.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Investment Strategy

The Fund, using a passive or indexing investment approach, seeks investment results that closely correspond, before fees

Geographic Composition*

Based on Total Net Assets as of 9/30/19

*Figures are stated as a percentage of total and may not equal 100% or may be negative due to rounding, use of derivatives, unsettled trades or other factors.

and expenses, to the performance of the LibertyQ EM Index. The investment manager seeks to achieve, over time, a correlation between the Fund’s performance, before fees and expenses, and that of the Underlying Index of 0.95 or better. A figure of 1.00 would indicate perfect correlation. The Fund’s intention is to replicate the component securities of the Underlying Index as closely as possible. However, under various circumstances, it may not be possible or practicable to replicate the Underlying Index. In these circumstances, the Fund may use a “representative sampling” strategy whereby the Fund would invest in what it believes to be a representative sample of the component securities of the Underlying Index, but may not track the Underlying Index with the same degree of accuracy as would an investment vehicle replicating the entire Underlying Index. The Fund’s portfolio is reconstituted semiannually following the semiannual reconstitution of the Underlying Index.

1. The LibertyQ EM Index is a systematic, rules-based proprietary index that is owned and calculated by MSCI Inc. (MSCI). It is based on the MSCI EM Index using a methodology developed with Franklin Templeton to reflect Franklin Templeton’s desired investment strategy. The MSCI EM Index is a free float-adjusted market capitalization-weighted index that is designed to measure the equity market performance of emerging markets.

2. Source: FactSet.

The indexes are unmanaged and include reinvestment of any income or distributions (after the deduction of certain withholding taxes). They do not reflect any fees, expenses or sales charges. One cannot invest directly in an index.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 28.

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FRANKLIN LIBERTYQ EMERGING MARKETS ETF

Top 10 Sectors/Industries

9/30/19

% of Total Net Assets
Banks	16.5%
Oil, Gas & Consumable Fuels	15.3%
Wireless Telecommunication Services	6.6%
Chemicals	5.5%
Diversified Telecommunication Services	4.9%
Metals & Mining	4.6%
IT Services	4.0%
Semiconductors & Semiconductor Equipment	3.8%
Food & Staples Retailing	3.0%
Textiles, Apparel & Luxury Goods	2.8%

Top 10 Countries

9/30/19

% of Total Net Assets
China	18.2%
Taiwan	12.6%
Russia	11.5%
India	11.4%
South Korea	11.0%
Brazil	7.1%
Thailand	4.5%
South Africa	3.3%
Indonesia	3.2%
Qatar	3.1%

Top 10 Holdings

9/30/19

Company Sector/Industry, Country	% of Total Net Assets
MMC Norilsk Nickel PJSC Metals & Mining, Russia	1.2%
Perusahaan Perseroan (Persero) PT Telekomunikasi Indonesia Tbk, B Diversified Telecommunication Services, Indonesia	1.2%
Advanced Info Service PCL Wireless Telecommunication Services, Thailand	1.2%
Itau Unibanco Holding SA Banks, Brazil	1.2%
Samsung Electronics Co. Ltd. Technology Hardware, Storage & Peripherals, South Korea	1.2%
Hindustan Unilever Ltd. Household Products, India	1.2%
Itausa-Investimentos Itau SA Banks, Brazil	1.2%
Surgutneftegas PJSC Oil, Gas & Consumable Fuels, Russia	1.1%
SK Hynix Inc. Semiconductors & Semiconductor Equipment, South Korea	1.1%
Anta Sports Products Ltd. Textiles, Apparel & Luxury Goods, China	1.1%

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FRANKLIN LIBERTYQ EMERGING MARKETS ETF

Thank you for your participation in Franklin LibertyQ Emerging Markets ETF. We look forward to serving your future investment needs.

Dina Ting, CFA

Louis Hsu, CFA

Portfolio Management Team

The foregoing information reflects our analysis, opinions and portfolio holdings as of September 30, 2019, the end of the reporting period. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

CFA® is a trademark owned by CFA Institute.

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FRANKLIN LIBERTYQ EMERGING MARKETS ETF

Performance Summary as of September 30, 2019

Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not include brokerage commissions that may be payable on secondary market transactions. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (6/3/16), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV.

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 9/30/191

	Cumulative Total Return[2]		Average Annual Total Return[2]
	Based on NAV[3]	Based on market price[4]	Based on NAV[3]	Based on market price[4]
6-Months	-1.40%	-1.47%	-1.40%	-1.47%
1-Year	-1.99%	-1.55%	-1.99%	-1.55%
3-Year	+12.01%	+10.74%	+3.85%	+3.46%
Since Inception (6/1/16)	+22.18%	+21.96%	+6.20%	+6.14%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 7 for Performance Summary footnotes.

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FRANKLIN LIBERTYQ EMERGING MARKETS ETF

PERFORMANCE SUMMARY

Distributions (4/1/19–9/30/19)

Net Investment Income
$0.2875

Total Annual Operating Expenses5

0.45%

All investments involve risks, including possible loss of principal. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. Special risks are associated with foreign investing, including currency fluctuations, economic instability and political developments. Investments in developing markets involve heightened risks related to the same factors, in addition to those associated with these markets’ smaller size, lesser liquidity and lack of established legal, political, business and social frameworks to support securities markets. The Fund is designed for the aggressive portion of a well-diversified portfolio. There can be no assurance that the Fund’s multi-factor stock selection process will enhance performance. Exposure to such investment factors may detract from performance in some market environments, perhaps for extended periods. Performance of the Fund may vary significantly from the performance of an index, as a result of transaction costs, expenses and other factors. The Fund’s prospectus also includes a description of the main investment risks.

ETFs trade like stocks, fluctuate in market value and may trade at prices above or below their net asset value. Brokerage commissions and ETF expenses will reduce returns.

1. Effective December 1, 2017, the Fund adopted a unified fee structure whereby Management has agreed to reimburse the Fund’s acquired fund fees and expenses (if any) and pay all of the ordinary operating expenses of the Fund, including custody, transfer agency, and Trustee fees and expenses, among others, but excluding: (i) payments under the Fund’s Rule 12b-1 plan (if any); (ii) brokerage expenses (including any costs incidental to transactions in portfolio securities or instruments); (iii) taxes; (iv) interest (including borrowing costs and dividend expenses on securities sold short and overdraft charges); (v) litigation expenses (including litigation to which the Trust or a Fund may be a party and indemnification of the Trustees and officers with respect thereto); and (vi) other non-routine or extraordinary expenses.

2. Total return calculations represent the cumulative and average annual changes in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

3. Assumes reinvestment of distributions based on net asset value.

4. Assumes reinvestment of distributions based on market price.

5. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

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FRANKLIN LIBERTYQ EMERGING MARKETS ETF

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing Fund costs, including management fees and other Fund expenses. All funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

	Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)

Beginning Account Value 4/1/19	Ending Account Value 9/30/19	Expenses Paid During Period 4/1/19–9/30/19[1,2]	Ending Account Value 9/30/19	Expenses Paid During Period 4/1/19–9/30/19[1,2]	Net Annualized Expense Ratio[2]
$1,000.00	$986.00	$2.58	$1,022.40	$2.63	0.52%[3]

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 183/366 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements.

3. Effective 08/01/19, the unified management fee changed to 0.45%. Had such unified management fee been in effect for the full period, the expenses paid would have been $2.23 based upon the Fund’s actual performance and $2.28 based upon a hypothetical 5% return.

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Franklin LibertyQ Global Dividend ETF

This semiannual report for Franklin LibertyQ Global Dividend ETF covers the period ended September 30, 2019.

Your Fund’s Goal and Main Investments

The Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the LibertyQ Global Dividend Index (the Underlying Index).1 Under normal market conditions, the Fund invests at least 80% of its assets in the component securities of the Underlying Index and in depositary receipts representing such securities. The Underlying Index includes stocks from developed and emerging market countries with high and persistent dividend income that have favorable exposure to a quality investment-style factor, subject to a maximum 2% per company weighting. The Underlying Index seeks to achieve a lower level of risk and higher risk-adjusted performance than the MSCI All Country World Index (ACWI) ex REITs Index over the long term by applying dividend persistence and yield screens and the quality factor selection process.

Performance Overview

For the six-month period, the Fund posted cumulative total returns of +5.39% based on market price and +5.35% based on net asset value (NAV). In comparison, the LibertyQ Global Dividend Index posted a +5.32% total return for the same period, while the MSCI ACWI ex REITs Index (Net Returns) posted a +3.47% total return for the same period.2 You can find more of the Fund’s performance data in the Performance Summary beginning on page 12.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Investment Strategy

The Fund, using a passive or indexing investment approach, seeks investment results that closely correspond, before fees

Geographic Composition*

Based on Total Net Assets as of 9/30/19

*Figures are stated as a percentage of total and may not equal 100% or may be negative due to rounding, use of derivatives, unsettled trades or other factors.

and expenses, to the performance of the LibertyQ Global Dividend Index. The investment manager seeks to achieve, over time, a correlation between the Fund’s performance, before fees and expenses, and that of the Underlying Index of 0.95 or better. A figure of 1.00 would indicate perfect correlation. The Fund’s intention is to replicate the component securities of the Underlying Index as closely as possible. However, under various circumstances, it may not be possible or practicable to replicate the Underlying Index. In these circumstances, the Fund may use a “representative sampling” strategy whereby the Fund would invest in what it believes to be a representative sample of the component securities of the Underlying Index, but may not track the Underlying Index with the same degree of accuracy as would an investment vehicle replicating the entire Underlying Index. The Fund’s portfolio is reconstituted semiannually following the semiannual reconstitution of the Underlying Index.

1. The LibertyQ Global Dividend Index is a systematic, rules-based proprietary index that is owned and calculated by MSCI Inc. (MSCI). It is based on the MSCI ACWI ex REITs Index using a methodology developed with Franklin Templeton to reflect Franklin Templeton’s desired investment strategy. The MSCI ACWI ex REITs Index is a free float-adjusted market capitalization-weighted index that is designed to measure the equity market performance of developed and emerging markets, excluding REIT securities.

2. Source: FactSet.

The indexes are unmanaged and include reinvestment of any income or distributions (after the deduction of certain withholding taxes). They do not reflect any fees, expenses or sales charges. One cannot invest directly in an index.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 37.

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FRANKLIN LIBERTYQ GLOBAL DIVIDEND ETF

Top 10 Sectors/Industries

9/30/19

% of Total Net Assets
Banks	16.9%
Pharmaceuticals	10.2%
Insurance	6.8%
Hotels, Restaurants & Leisure	5.8%
Semiconductors & Semiconductor Equipment	5.8%
Diversified Telecommunication Services	5.0%
Capital Markets	4.8%
Household Products	4.5%
IT Services	3.9%
Personal Products	3.8%

Top 10 Countries

9/30/19

% of Total Net Assets
United States	37.0%
Australia	10.1%
United Kingdom	9.8%
Switzerland	7.2%
Canada	6.9%
Japan	3.3%
Finland	2.8%
Germany	2.8%
Taiwan	2.7%
South Africa	2.6%

Top 10 Holdings

9/30/19

Company Sector/Industry, Country	% of Total Net Assets
National Australia Bank Ltd. Banks, Australia	2.3%
United Parcel Service Inc., B Air Freight & Logistics, United States	2.3%
Zurich Insurance Group AG Insurance, Switzerland	2.3%
Lockheed Martin Corp. Aerospace & Defense, United States	2.2%
The Procter & Gamble Co. Household Products, United States	2.2%
Intel Corp. Semiconductors & Semiconductor Equipment, United States	2.2%
NTT DOCOMO Inc. Wireless Telecommunication Services, Japan	2.2%
Westpac Banking Corp. Banks, Australia	2.2%
Taiwan Semiconductor Manufacturing Co. Ltd. Semiconductors & Semiconductor Equipment, Taiwan	2.1%
LyondellBasell Industries NV, A Chemicals, United States	2.1%

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FRANKLIN LIBERTYQ GLOBAL DIVIDEND ETF

Thank you for your participation in Franklin LibertyQ Global Dividend ETF. We look forward to serving your future investment needs.

Dina Ting, CFA

Louis Hsu, CFA

Portfolio Management Team

The foregoing information reflects our analysis, opinions and portfolio holdings as of September 30, 2019, the end of the reporting period. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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FRANKLIN LIBERTYQ GLOBAL DIVIDEND ETF

Performance Summary as of September 30, 2019

Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not include brokerage commissions that may be payable on secondary market transactions. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (6/3/16), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV.

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 9/30/191

	Cumulative Total Return[2]		Average Annual Total Return[2]
	Based on NAV[3]	Based on market price[4]	Based on NAV[3]	Based on market price[4]
6-Months	+5.35%	+5.39%	+5.35%	+5.39%
1-Year	+7.08%	+7.31%	+7.08%	+7.31%
3-Year	+23.86%	+23.29%	+7.39%	+7.23%
Since Inception (6/1/16)	+28.00%	+27.95%	+7.69%	+7.68%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 13 for Performance Summary footnotes.

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FRANKLIN LIBERTYQ GLOBAL DIVIDEND ETF

PERFORMANCE SUMMARY

Distributions (4/1/19–9/30/19)

Net Investment Income
$0.5821

Total Annual Operating Expenses5

0.45%

All investments involve risks, including possible loss of principal. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. Special risks are associated with foreign investing, including currency fluctuations, economic instability and political developments; investments in emerging markets involve heightened risks related to the same factors. To the extent the Fund focuses on particular countries, regions, industries, sectors or types of investment from time to time, it may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of countries, regions, industries, sectors or investments. Companies that have historically paid regular dividends to shareholders may decrease or eliminate dividend payments in the future. A decrease in dividend payments by an issuer may result in a decrease in the value of the issuer’s stock and less available income for the Fund. There can be no assurance that the Fund’s quality-factor stock selection process and dividend screens of the Underlying Index will enhance performance. Exposure to investment factors and the use of dividend screens may detract from performance in some market environments, perhaps for extended periods. Performance of the Fund may vary significantly from the performance of an index, as a result of transaction costs, expenses and other factors. The Fund’s prospectus also includes a description of the main investment risks.

ETFs trade like stocks, fluctuate in market value and may trade at prices above or below their net asset value. Brokerage commissions and ETF expenses will reduce returns.

1. Effective December 1, 2017, the Fund adopted a unified fee structure whereby Management has agreed to reimburse the Fund’s acquired fund fees and expenses (if any) and pay all of the ordinary operating expenses of the Fund, including custody, transfer agency, and Trustee fees and expenses, among others, but excluding: (i) payments under the Fund’s Rule 12b-1 plan (if any); (ii) brokerage expenses (including any costs incidental to transactions in portfolio securities or instruments); (iii) taxes; (iv) interest (including borrowing costs and dividend expenses on securities sold short and overdraft charges); (v) litigation expenses (including litigation to which the Trust or a Fund may be a party and indemnification of the Trustees and officers with respect thereto); and (vi) other non-routine or extraordinary expenses.

2. Total return calculations represent the cumulative and average annual changes in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

3. Assumes reinvestment of distributions based on net asset value.

4. Assumes reinvestment of distributions based on market price.

5. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

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FRANKLIN LIBERTYQ GLOBAL DIVIDEND ETF

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing Fund costs, including management fees and other Fund expenses. All funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

	Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)

Beginning Account Value 4/1/19	Ending Account Value 9/30/19	Expenses Paid During Period 4/1/19–9/30/19[1,2]	Ending Account Value 9/30/19	Expenses Paid During Period 4/1/19–9/30/19[1,2]	Net Annualized Expense Ratio[2]
$1,000.00	$1,053.50	$2.31	$1,022.75	$2.28	0.45%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 183/366 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements.

14	Semiannual Report	franklintempleton.com

Franklin LibertyQ Global Equity ETF

This semiannual report for Franklin LibertyQ Global Equity ETF covers the period ended September 30, 2019.

Your Fund’s Goal and Main Investments

The Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the LibertyQ Global Equity Index (the Underlying Index).1 Under normal market conditions, the Fund invests at least 80% of its assets in the component securities of the Underlying Index and in depositary receipts representing such securities. The Underlying Index includes stocks from developed and emerging market countries that have favorable exposure to four investment-style factors: quality, value, momentum and low volatility, subject to a maximum 1% per company weighting. The Underlying Index seeks to achieve a lower level of risk and higher risk-adjusted performance than the MSCI All Country World Index (ACWI) over the long term by selecting equity securities from the MSCI ACWI that have exposure to these investment-style factors.

Performance Overview

During the six-month period, the Fund posted cumulative total returns of +3.89% based on market price and +3.70% based on net asset value (NAV). In comparison, the LibertyQ Global Equity Index posted a +3.73% total return for the same period, while the MSCI ACWI (Net Returns) posted a +3.59% total return.2 You can find more of the Fund’s performance data in the Performance Summary beginning on page 18.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Investment Strategy

The Fund, using a passive or indexing investment approach, seeks investment results that closely correspond, before fees

Geographic Composition*

Based on Total Net Assets as of 9/30/19

*Figures are stated as a percentage of total and may not equal 100% or may be negative due to rounding, use of derivatives, unsettled trades or other factors.

and expenses, to the performance of the LibertyQ Global Equity Index. The investment manager seeks to achieve, over time, a correlation between the Fund’s performance, before fees and expenses, and that of the Underlying Index of 0.95 or better. A figure of 1.00 would indicate perfect correlation. The Fund’s intention is to replicate the component securities of the Underlying Index as closely as possible. However, under various circumstances, it may not be possible or practicable to replicate the Underlying Index. In these circumstances, the Fund may use a “representative sampling” strategy whereby the Fund would invest in what it believes to be a representative sample of the component securities of the Underlying Index, but may not track the Underlying Index with the same degree of accuracy as would an investment vehicle replicating the entire Underlying Index. The Fund’s portfolio is reconstituted semiannually following the semiannual reconstitution of the Underlying Index.

1. The LibertyQ Global Equity Index is a systematic, rules-based proprietary index that is owned and calculated by MSCI Inc. (MSCI). It is based on the MSCI ACWI using a methodology developed with Franklin Templeton to reflect Franklin Templeton’s desired investment strategy. The MSCI ACWI is a free float-adjusted market capitalization-weighted index that is designed to measure the equity market performance of developed and emerging markets.

2. Source: FactSet.

The indexes are unmanaged and include reinvestment of any income or distributions (after the deduction of certain withholding taxes). They do not reflect any fees, expenses or sales charges. One cannot invest directly in an index.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 42.

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FRANKLIN LIBERTYQ GLOBAL EQUITY ETF

Top 10 Sectors/Industries

9/30/19

% of Total Net Assets
Pharmaceuticals	7.9%
Semiconductors & Semiconductor Equipment	6.8%
Specialty Retail	5.1%
Banks	4.9%
Oil, Gas & Consumable Fuels	4.6%
IT Services	4.5%
Diversified Telecommunication Services	4.3%
Biotechnology	3.7%
Metals & Mining	3.3%
Technology Hardware, Storage & Peripherals	2.9%

Top 10 Countries

9/30/19

% of Total Net Assets
United States	53.2%
United Kingdom	6.9%
Australia	6.5%
Japan	5.0%
China	2.9%
Switzerland	2.7%
South Korea	2.7%
Canada	2.6%
Taiwan	2.3%
Russia	2.1%

Top 10 Holdings

9/30/19

Company Sector/Industry, Country	% of Total Net Assets
The Home Depot Inc. Specialty Retail, United States	1.2%
AT&T Inc. Diversified Telecommunication Services, United States	1.1%
Texas Instruments Inc. Semiconductors & Semiconductor Equipment, United States	1.1%
Apple Inc. Technology Hardware, Storage & Peripherals, United States	1.1%
Samsung Electronics Co. Ltd. Technology Hardware, Storage & Peripherals, South Korea	1.1%
The Procter & Gamble Co. Household Products, United States	1.1%
Amgen Inc. Biotechnology, United States	1.1%
Intel Corp. Semiconductors & Semiconductor Equipment, United States	1.1%
Starbucks Corp. Hotels, Restaurants & Leisure, United States	1.1%
Taiwan Semiconductor Manufacturing Co. Ltd. Semiconductors & Semiconductor Equipment, Taiwan	1.1%

16	Semiannual Report	franklintempleton.com

FRANKLIN LIBERTYQ GLOBAL EQUITY ETF

Thank you for your participation in Franklin LibertyQ Global Equity ETF. We look forward to serving your future investment needs.

Dina Ting, CFA

Louis Hsu, CFA

Portfolio Management Team

The foregoing information reflects our analysis, opinions and portfolio holdings as of September 30, 2019, the end of the reporting period. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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FRANKLIN LIBERTYQ GLOBAL EQUITY ETF

Performance Summary as of September 30, 2019

Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not include brokerage commissions that may be payable on secondary market transactions. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (6/3/16), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV.

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 9/30/191

	Cumulative Total Return[2]		Average Annual Total Return[2]
	Based on NAV[3]	Based on market price[4]	Based on NAV[3]	Based on market price[4]
6-Months	+3.70%	+3.89%	+3.70%	+3.89%
1-Year	+4.33%	+4.49%	+4.33%	+4.49%
3-Year	+31.03%	+30.17%	+9.43%	+9.19%
Since Inception (6/1/16)	+36.93%	+37.16%	+9.89%	+9.95%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 19 for Performance Summary footnotes.

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FRANKLIN LIBERTYQ GLOBAL EQUITY ETF

PERFORMANCE SUMMARY

Distributions (4/1/19–9/30/19)

Net Investment Income
$0.4684

Total Annual Operating Expenses5

0.35%

All investments involve risks, including possible loss of principal. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. Special risks are associated with foreign investing, including currency fluctuations, economic instability and political developments; investments in emerging markets involve heightened risks related to the same factors. To the extent the Fund focuses on particular countries, regions, industries, sectors or types of investment from time to time, it may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of countries, regions, industries, sectors or investments. There can be no assurance that the Fund’s multi-factor stock selection process will enhance performance. Exposure to such investment factors may detract from performance in some market environments, perhaps for extended periods. Performance of the Fund may vary significantly from the performance of an index, as a result of transaction costs, expenses and other factors. The Fund’s prospectus also includes a description of the main investment risks.

ETFs trade like stocks, fluctuate in market value and may trade at prices above or below their net asset value. Brokerage commissions and ETF expenses will reduce returns.

1. Effective December 1, 2017, the Fund adopted a unified fee structure whereby Management has agreed to reimburse the Fund’s acquired fund fees and expenses (if any) and pay all of the ordinary operating expenses of the Fund, including custody, transfer agency, and Trustee fees and expenses, among others, but excluding: (i) payments under the Fund’s Rule 12b-1 plan (if any); (ii) brokerage expenses (including any costs incidental to transactions in portfolio securities or instruments); (iii) taxes; (iv) interest (including borrowing costs and dividend expenses on securities sold short and overdraft charges); (v) litigation expenses (including litigation to which the Trust or a Fund may be a party and indemnification of the Trustees and officers with respect thereto); and (vi) other non-routine or extraordinary expenses.

2. Total return calculations represent the cumulative and average annual changes in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

3. Assumes reinvestment of distributions based on net asset value.

4. Assumes reinvestment of distributions based on market price.

5. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

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FRANKLIN LIBERTYQ GLOBAL EQUITY ETF

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing Fund costs, including management fees and other Fund expenses. All funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

	Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)

Beginning Account Value 4/1/19	Ending Account Value 9/30/19	Expenses Paid During Period 4/1/19–9/30/19[1,2]	Ending Account Value 9/30/19	Expenses Paid During Period 4/1/19–9/30/19[1,2]	Net Annualized Expense Ratio[2]
$1,000.00	$1,037.00	$1.73	$1,023.30	$1.72	0.34%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 183/366 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements.

20	Semiannual Report	franklintempleton.com

Franklin LibertyQ International Equity Hedged ETF

This semiannual report for Franklin LibertyQ International Equity Hedged ETF covers the period ended September 30, 2019.

Your Fund’s Goal and Main Investments

The Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the LibertyQ International Equity Hedged Index (the Underlying Index).1 Under normal market conditions, the Fund invests at least 80% of its assets in the component securities of the Underlying Index and in depositary receipts representing such securities. The Underlying Index includes stocks from developed market countries in Europe, Australasia and the Far East (EAFE) that have favorable exposure to four investment-style factors: quality, value, momentum and low volatility, subject to a maximum 2% per company weighting. The Underlying Index seeks to achieve a lower level of risk and higher risk-adjusted performance than the MSCI EAFE Index over the long term by selecting equity securities from the MSCI EAFE Index that have exposure to these investment-style factors. The Underlying Index incorporates a hedge against non-U.S. currency fluctuations by reflecting the impact of rolling monthly currency forward contracts on the currencies represented in the Underlying Index. In order to replicate the hedge impact incorporated in the calculation of the Underlying Index, the Fund intends to enter into monthly foreign currency forward contracts designed to offset the Fund’s exposure to the component currencies of the Underlying Index.

What is a currency forward contract?

A currency forward contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency in exchange for another currency at a specific exchange rate on a future date. Currency forward contracts are privately traded in the interbank market, not on a centralized exchange.

Performance Overview

During the six-month period, the Fund posted cumulative total returns of +6.20% based on market price and +6.11%

Geographic Composition*

Based on Total Net Assets as of 9/30/19

*Figures are stated as a percentage of total and may not equal 100% or may be negative due to rounding, use of derivatives, unsettled trades or other factors.

based on net asset value (NAV). In comparison, LibertyQ International Equity Hedged Index posted a +6.35% total return for the same period, while the MSCI EAFE 100% Hedged to USD Index (Net Returns) posted a +5.89% total return.2 You can find more of the Fund’s performance data in the Performance Summary beginning on page 24.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Investment Strategy

The Fund, using a passive or indexing investment approach, seeks investment results that closely correspond, before fees and expenses, to the performance of the LibertyQ International Equity Hedged Index. The investment manager seeks to achieve, over time, a correlation between the Fund’s performance, before fees and expenses, and that of the

1. The LibertyQ International Equity Hedged Index is a systematic, rules-based proprietary index that is owned and calculated by MSCI Inc. (MSCI). It is based on the MSCI EAFE Index using a methodology developed with Franklin Templeton to reflect Franklin Templeton’s desired investment strategy. The MSCI EAFE Index is a free float-adjusted market capitalization-weighted index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada.

2. Source: FactSet.

The indexes are unmanaged and include reinvestment of any income or distributions (after the deduction of certain withholding taxes). They do not reflect any fees, expenses or sales charges. One cannot invest directly in an index.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 58.

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FRANKLIN LIBERTYQ INTERNATIONAL EQUITY HEDGED ETF

Top 10 Sectors/Industries

9/30/19

% of Total Net Assets
Pharmaceuticals	9.9%
Banks	9.2%
Metals & Mining	7.3%
Insurance	5.1%
Automobiles	4.9%
Personal Products	4.8%
Diversified Telecommunication Services	4.5%
Electric Utilities	3.4%
Oil, Gas & Consumable Fuels	3.3%
Wireless Telecommunication Services	3.1%

Top 10 Countries

9/30/19

% of Total Net Assets
United Kingdom	22.2%
Australia	22.0%
Japan	21.6%
Switzerland	5.6%
France	4.4%
Hong Kong	3.8%
Denmark	3.2%
Spain	3.2%
Italy	2.3%
Germany	2.0%

Top 10 Holdings

9/30/19

Company Sector/Industry, Country	% of Total Net Assets
Toyota Motor Corp. Automobiles, Japan	2.2%
CSL Ltd. Biotechnology, Australia	2.2%
Roche Holding AG Pharmaceuticals, Switzerland	2.2%
Novo Nordisk AS, B Pharmaceuticals, Denmark	2.2%
GlaxoSmithKline PLC Pharmaceuticals, United Kingdom	2.1%
Commonwealth Bank of Australia Banks, Australia	2.1%
Westpac Banking Corp. Banks, Australia	2.0%
Unilever NV, IDR Personal Products, United Kingdom	1.9%
Unilever PLC Personal Products, United Kingdom	1.9%
Sanofi Pharmaceuticals, France	1.9%

Underlying Index of 0.95 or better. A figure of 1.00 would indicate perfect correlation. The Fund’s intention is to replicate the component securities of the Underlying Index as closely as possible. However, under various circumstances, it may not be possible or practicable to replicate the Underlying Index. In these circumstances, the Fund may use a “representative sampling” strategy whereby the Fund would invest in what it believes to be a representative sample of the component securities of the Underlying Index, but may not track the Underlying Index with the same degree of accuracy as would an investment vehicle replicating the entire Underlying Index. The Fund’s portfolio is reconstituted semiannually following the semiannual reconstitution of the Underlying Index.

22	Semiannual Report	franklintempleton.com

FRANKLIN LIBERTYQ INTERNATIONAL EQUITY HEDGED ETF

Thank you for your participation in Franklin LibertyQ International Equity Hedged ETF. We look forward to serving your future investment needs.

Dina Ting, CFA

Louis Hsu, CFA

Portfolio Management Team

The foregoing information reflects our analysis, opinions and portfolio holdings as of September 30, 2019, the end of the reporting period. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

franklintempleton.com	Semiannual Report	23

FRANKLIN LIBERTYQ INTERNATIONAL EQUITY HEDGED ETF

Performance Summary as of September 30, 2019

Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not include brokerage commissions that may be payable on secondary market transactions. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (6/3/16), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV.

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 9/30/191

	Cumulative Total Return[2]		Average Annual Total Return[2]
	Based on NAV[3]	Based on market price[4]	Based on NAV[3]	Based on market price[4]
6-Months	+6.11%	+6.20%	+6.11%	+6.20%
1-Year	+7.07%	+8.16%	+7.07%	+8.16%
3-Year	+26.10%	+26.14%	+8.04%	+8.05%
Since Inception (6/1/16)	+27.89%	+28.72%	+7.66%	+7.87%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 25 for Performance Summary footnotes.

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FRANKLIN LIBERTYQ INTERNATIONAL EQUITY HEDGED ETF

PERFORMANCE SUMMARY

Distributions (4/1/19–9/30/19)

Net Investment Income
$0.1917

Total Annual Operating Expenses5

0.40%

All investments involve risks, including possible loss of principal. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. Special risks are associated with foreign investing, including currency fluctuations, economic instability and political developments; investments in emerging markets involve heightened risks related to the same factors. To the extent the Fund focuses on particular countries, regions, industries, sectors or types of investment from time to time, it may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of countries, regions, industries, sectors or investments. The Fund will attempt to hedge the currency exposure of non-U.S. dollar denominated securities held in its portfolio by investing in foreign currency forward contracts. Foreign currency forward contracts do not eliminate movements in the value of non-U.S. currencies and securities but rather allow the Fund to establish a fixed rate of exchange for a future point in time. Investments in derivatives involve costs and create economic leverage, which may result in significant volatility and cause the Fund to participate in losses (as well as gains) that significantly exceed the Fund’s initial investment. Currency management strategies could result in losses to the Fund if currencies do not perform as the investment manager expects. There can be no assurance that the Fund’s multi-factor stock selection process will enhance performance. Exposure to such investment factors may detract from performance in some market environments, perhaps for extended periods. Performance of the Fund may vary significantly from the performance of an index, as a result of transaction costs, expenses and other factors. The Fund’s prospectus also includes a description of the main investment risks.

ETFs trade like stocks, fluctuate in market value and may trade at prices above or below their net asset value. Brokerage commissions and ETF expenses will reduce returns.

1. Effective December 1, 2017, the Fund adopted a unified fee structure whereby Management has agreed to reimburse the Fund’s acquired fund fees and expenses (if any) and pay all of the ordinary operating expenses of the Fund, including custody, transfer agency, and Trustee fees and expenses, among others, but excluding: (i) payments under the Fund’s Rule 12b-1 plan (if any); (ii) brokerage expenses (including any costs incidental to transactions in portfolio securities or instruments); (iii) taxes; (iv) interest (including borrowing costs and dividend expenses on securities sold short and overdraft charges); (v) litigation expenses (including litigation to which the Trust or a Fund may be a party and indemnification of the Trustees and officers with respect thereto); and (vi) other non-routine or extraordinary expenses.

2. Total return calculations represent the cumulative and average annual changes in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

3. Assumes reinvestment of distributions based on net asset value.

4. Assumes reinvestment of distributions based on market price.

5. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

franklintempleton.com	Semiannual Report	25

FRANKLIN LIBERTYQ INTERNATIONAL EQUITY HEDGED ETF

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing Fund costs, including management fees and other Fund expenses. All funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

	Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)

Beginning Account Value 4/1/19	Ending Account Value 9/30/19	Expenses Paid During Period 4/1/19–9/30/19[1,2]	Ending Account Value 9/30/19	Expenses Paid During Period 4/1/19–9/30/19[1,2]	Net Annualized Expense Ratio[2]
$1,000.00	$1,061.10	$2.06	$1,023.00	$2.02	0.40%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 183/366 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements.

26	Semiannual Report	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST

Financial Highlights

Franklin LibertyQ Emerging Markets ETF

	Six Months Ended September 30, 2019 (unaudited)	Year Ended March 31,
		2019	2018		2017[a]

Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$29.70	$33.41	$29.29		$25.66

Income from investment operations[b]:

Net investment income[c]	0.78	1.14	0.83		0.47

Net realized and unrealized gains (losses)	(1.19)	(3.76)	4.15		3.25

Total from investment operations	(0.41)	(2.62)	4.98		3.72

Less distributions from net investment income	(0.29)	(1.09)	(0.86)		(0.09)

Net asset value, end of period	$29.00	$29.70	$33.41		$29.29

Total return[d]	(1.40)%	(7.70)%	17.20%		14.55%

Ratios to average net assets[e]

Expenses before waiver and payments by affiliates	0.52%	0.55%	0.69%	[f]	0.75%

Expenses net of waiver and payments by affiliates	0.52%	0.55%	0.54%	[f]	0.55%

Net investment income	5.33%	3.75%	2.61%		2.09%

Supplemental data

Net assets, end of period (000’s)	$336,441	$344,484	$400,908		$328,086

Portfolio turnover rate[g]	23.73%	52.42%	32.87%		31.66%

Portfolio turnover rate excluding portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely or in part for cash[g,h]	21.90%	—%	—%		—%

aFor the period June 1, 2016 (commencement of operations) to March 31, 2017.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return is not annualized for periods less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.

eRatios are annualized for periods less than one year.

fEffective December 1, 2017, the Fund replaced the prior fee structure with a unified management fee. See Note 3(a).

gPortfolio turnover rate excludes the value of portfolio securities received or delivered as a result of processing capital share transactions in Creation Units, if any.

hEffective September 30, 2019.

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Semiannual Report	27

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, September 30, 2019 (unaudited)

Franklin LibertyQ Emerging Markets ETF

		Industry	Shares	Value
	Common Stocks 95.6%
	Argentina 0.0%†
	Transportadora de Gas del Sur SA, B, ADR	Oil, Gas & Consumable Fuels	15,718	$133,446

	Brazil 4.1%
	Banco Santander Brasil SA	Banks	75,400	820,541
	BB Seguridade Participacoes SA	Insurance	417,600	3,511,914
	Cielo SA	IT Services	551,000	1,058,242
	Companhia de Saneamento Basico do Estado de Sao Paulo	Water Utilities	133,400	1,588,477
	Cosan SA	Oil, Gas & Consumable Fuels	29,000	370,385
	Engie Brasil SA	Independent Power and Renewable Electricity Producers	104,400	1,112,574
	Hypera SA	Pharmaceuticals	63,800	513,567
	IRB Brasil Resseguros SA	Insurance	165,300	1,494,502
	Lojas Renner SA	Multiline Retail	139,200	1,686,615
	M. Dias Branco SA	Food Products	40,600	341,144
	Petrobras Distribuidora SA	Specialty Retail	75,400	498,334
	Porto Seguro SA	Insurance	17,400	245,999
	Tim Participacoes SA	Wireless Telecommunication Services	145,000	414,594

				13,656,888

	Chile 0.7%
	Aguas Andinas SA, A	Water Utilities	1,139,294	623,932
	Colbun SA	Independent Power and Renewable Electricity Producers	1,436,080	259,348
	Compania Cervecerias Unidas SA	Beverages	52,664	589,056
	Enel Chile SA	Electric Utilities	10,992,102	951,425

				2,423,761

	China 18.2%
	Agricultural Bank of China Ltd., A	Banks	261,000	126,458
	Agricultural Bank of China Ltd., H	Banks	7,424,000	2,907,325
	Anhui Conch Cement Co. Ltd., A	Construction Materials	40,600	235,031
	Anhui Conch Cement Co. Ltd., H	Construction Materials	421,000	2,499,879
	Anta Sports Products Ltd.	Textiles, Apparel & Luxury Goods	452,200	3,740,742
a	Anxin Trust Co. Ltd.	Capital Markets	29,000	19,127
	Bank of Beijing Co. Ltd., A	Banks	110,200	82,713
	Bank of China Ltd., A	Banks	104,400	52,337
	Bank of China Ltd., H	Banks	7,308,000	2,871,220
	Bank of Communications Co. Ltd., A	Banks	301,600	230,174
	Bank of Communications Co. Ltd., H	Banks	3,306,000	2,159,186
	Bank of Hangzhou Co. Ltd.	Banks	29,000	34,315
	Baoshan Iron & Steel Co. Ltd., A	Metals & Mining	98,600	81,601
	China Cinda Asset Management Co. Ltd., H	Capital Markets	2,610,000	512,718
	China CITIC Bank Corp. Ltd., A	Banks	52,200	41,227
	China CITIC Bank Corp. Ltd., H	Banks	4,292,000	2,288,512
	China Conch Venture Holdings Ltd.	Machinery	522,000	1,931,015
	China Construction Bank Corp., H	Banks	4,118,000	3,141,266
	China Everbright Bank Co. Ltd., A	Banks	150,800	83,201
	China Everbright Bank Co. Ltd., H	Banks	1,450,000	617,777
	China Medical System Holdings Ltd.	Pharmaceuticals	522,000	620,588
	China Minsheng Banking Corp. Ltd., A	Banks	185,600	156,460
	China Minsheng Banking Corp. Ltd., H	Banks	2,494,000	1,695,668
	China Mobile Ltd.	Wireless Telecommunication Services	364,000	3,011,123
	China Oriental Group Co. Ltd.	Metals & Mining	464,000	160,400
	China Petroleum & Chemical Corp., A	Oil, Gas & Consumable Fuels	104,400	73,389
	China Petroleum & Chemical Corp., H	Oil, Gas & Consumable Fuels	4,408,000	2,620,262
	China Resources Cement Holdings Ltd.	Construction Materials	580,000	581,524

28	Semiannual Report	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin LibertyQ Emerging Markets ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	China (continued)
	China Shenhua Energy Co. Ltd., A	Oil, Gas & Consumable Fuels	29,000	$76,264
	China Shenhua Energy Co. Ltd., H	Oil, Gas & Consumable Fuels	1,421,000	2,853,093
	China South Publishing & Media Group Co. Ltd., A	Media	17,400	29,482
	China Telecom Corp. Ltd., H	Diversified Telecommunication Services	2,320,000	1,056,509
	China Yangtze Power Co. Ltd., A	Independent Power and Renewable Electricity Producers	110,200	281,318
	China Zhongwang Holdings Ltd.	Metals & Mining	278,400	113,286
	Chinese Universe Publishing and Media Group Co. Ltd., A	Media	5,800	10,607
	Chongqing Rural Commercial Bank Co. Ltd., H	Banks	464,000	246,815
	CNOOC Ltd.	Oil, Gas & Consumable Fuels	1,914,000	2,920,050
	Country Garden Services Holdings Co. Ltd.	Commercial Services & Supplies	204,000	588,106
	Dali Foods Group Co. Ltd.	Food Products	783,000	480,423
	Daqin Railway Co. Ltd., A	Road & Rail	139,200	147,948
	Dongfeng Motor Group Co. Ltd., H	Automobiles	1,508,000	1,433,094
a	Fangda Carbon New Material Co. Ltd.	Electrical Equipment	26,020	42,339
	Focus Media Information Technology Co. Ltd.	Media	133,400	98,072
	Foshan Haitian Flavouring & Food Co. Ltd.	Food Products	17,400	267,803
	Fuyao Glass Industry Group Co. Ltd., A	Auto Components	17,400	52,337
	Guangdong Investment Ltd.	Water Utilities	464,000	907,947
	Guangzhou Automobile Group Co. Ltd., A	Automobiles	23,200	39,862
	Guangzhou Automobile Group Co. Ltd., H	Automobiles	1,452,000	1,389,137
	Hangzhou Robam Appliances Co. Ltd., A	Household Durables	5,800	21,361
	Heilan Home Co. Ltd., A	Textiles, Apparel & Luxury Goods	23,200	26,380
	Henan Shuanghui Investment & Development Co. Ltd.	Food Products	23,200	80,244
	Huayu Automotive Systems Co. Ltd.	Auto Components	23,200	76,346
	Industrial and Commercial Bank of China Ltd., H	Banks	4,698,000	3,146,223
	Industrial Bank Co. Ltd., A	Banks	151,182	371,117
	Jiangsu Expressway Co. Ltd., H	Transportation Infrastructure	580,000	736,893
	Kingboard Holdings Ltd.	Electronic Equipment, Instruments & Components	116,000	307,039
	Kweichow Moutai Co. Ltd., A	Beverages	7,700	1,239,988
b,c	Longfor Group Holdings Ltd., 144A, Reg S	Real Estate Management & Development	725,000	2,709,710
	Luzhou Laojiao Co. Ltd.	Beverages	5,800	69,215
	Maanshan Iron & Steel Co. Ltd., H	Metals & Mining	696,000	261,908
	Nexteer Automotive Group Ltd.	Auto Components	116,000	95,737
	Nine Dragons Paper Holdings Ltd.	Paper & Forest Products	638,000	537,133
	RiseSun Real Estate Development Co. Ltd.	Real Estate Management & Development	29,000	33,625
	SAIC Motor Corp. Ltd.	Automobiles	40,600	135,197
	Shaanxi Coal Industry Co. Ltd.	Oil, Gas & Consumable Fuels	63,800	77,994
	Shanghai International Airport Co. Ltd., A	Transportation Infrastructure	5,800	64,796
	Shenzhen Mindray Bio-Medical Electronics Co. Ltd., A	Health Care Equipment & Supplies	2,000	51,661
	Shenzhen Salubris Pharmaceuticals Co. Ltd.	Pharmaceuticals	5,800	15,188
	Shenzhou International Group Holdings Ltd.	Textiles, Apparel & Luxury Goods	261,000	3,409,241

franklintempleton.com	Semiannual Report	29

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin LibertyQ Emerging Markets ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	China (continued)
	Sihuan Pharmaceutical Holdings Group Ltd.	Pharmaceuticals	1,508,000	$228,910
	Sinopec Shanghai Petrochemical Co. Ltd., A	Chemicals	40,600	23,708
	Sinopec Shanghai Petrochemical Co. Ltd., H	Chemicals	1,856,000	539,796
	Weichai Power Co. Ltd., A	Machinery	34,800	54,677
	Weifu High-Technology Group Co. Ltd., A	Auto Components	11,600	26,607
	Wuhu Sanqi Interactive Entertainment Network Technology Group Co. Ltd.	Entertainment	17,400	43,931
	Yuzhou Properties Co.	Real Estate Management & Development	290,000	115,417
a	YY Inc., ADR	Interactive Media & Services	17,458	981,663
	Zhejiang Semir Garment Co. Ltd.	Textiles, Apparel & Luxury Goods	11,600	20,077

				61,111,512

	Colombia 0.2%
	Ecopetrol SA	Oil, Gas & Consumable Fuels	828,472	702,609

	Czech Republic 0.2%
	Moneta Money Bank AS	Banks	229,100	705,777

	Egypt 0.6%
	Commercial International Bank Egypt SAE	Banks	247,022	1,177,839
	Eastern Co. SAE	Tobacco	467,422	488,794
	ElSewedy Electric Co.	Electrical Equipment	362,442	298,354

				1,964,987

	Greece 0.2%
	JUMBO SA	Specialty Retail	19,836	376,495
	Motor Oil (Hellas) Corinth Refineries SA	Oil, Gas & Consumable Fuels	12,528	292,555

				669,050

	Hong Kong 0.2%
	Kingboard Laminates Holdings Ltd.	Chemicals	435,000	392,307
	Lee & Man Paper Manufacturing Ltd.	Paper & Forest Products	638,000	345,067

				737,374

	Hungary 0.5%
	MOL Hungarian Oil and Gas PLC	Oil, Gas & Consumable Fuels	169,708	1,596,272

	India 11.4%
	Bajaj Auto Ltd.	Automobiles	35,728	1,483,088
	Bharat Petroleum Corp. Ltd.	Oil, Gas & Consumable Fuels	327,178	2,170,298
	Bharti Infratel Ltd.	Diversified Telecommunication Services	64,902	235,637
	Britannia Industries Ltd.	Food Products	17,574	730,088
	Coal India Ltd.	Oil, Gas & Consumable Fuels	480,008	1,353,623
	Dabur India Ltd.	Personal Products	207,814	1,311,505
	Eicher Motors Ltd.	Automobiles	5,974	1,497,546
	GAIL India Ltd.	Gas Utilities	272,078	516,370
	HCL Technologies Ltd.	IT Services	218,892	3,337,642
	Hero Motocorp Ltd.	Automobiles	25,230	962,918
	Hindustan Petroleum Corp. Ltd.	Oil, Gas & Consumable Fuels	332,398	1,415,072
	Hindustan Unilever Ltd.	Household Products	139,142	3,891,310
	Indian Oil Corp. Ltd.	Oil, Gas & Consumable Fuels	773,778	1,609,381
	Infosys Ltd.	IT Services	318,304	3,618,540
	ITC Ltd.	Tobacco	794,310	2,912,445
	Marico Ltd.	Personal Products	179,278	997,341
	Nestle India Ltd.	Food Products	9,628	1,887,002
	Oil & Natural Gas Corp. Ltd.	Oil, Gas & Consumable Fuels	473,396	880,410
	Page Industries Ltd.	Textiles, Apparel & Luxury Goods	1,914	608,154
	Petronet LNG Ltd.	Oil, Gas & Consumable Fuels	114,492	419,881
	Pidilite Industries Ltd.	Chemicals	42,340	862,557
	REC Ltd.	Diversified Financial Services	125,280	217,701

30	Semiannual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin LibertyQ Emerging Markets ETF (continued)

	Industry		Shares	Value
Common Stocks (continued)
India (continued)
Tata Consultancy Services Ltd.	IT Services		111,418	$3,300,462
Tech Mahindra Ltd.	IT Services		197,084	1,987,003

				38,205,974

Indonesia 3.2%
Adaro Energy Tbk PT	Oil, Gas & Consumable Fuels		5,399,800	490,718
Bukit Asam Tbk PT	Oil, Gas & Consumable Fuels		1,084,600	172,680
Charoen Pokphand Indonesia Tbk PT	Food Products		1,252,800	472,172
Gudang Garam Tbk PT	Tobacco		87,000	321,002
Hanjaya Mandala Sampoerna Tbk PT	Tobacco		5,179,400	835,564
Indofood CBP Sukses Makmur Tbk PT	Food Products		400,200	339,021
Perusahaan Perseroan (Persero) PT Telekomunikasi Indonesia Tbk, B	Diversified Telecommunication Services		13,467,600	4,089,141
Surya Citra Media Tbk PT	Media		2,992,800	244,568
Unilever Indonesia Tbk PT	Household Products		812,000	2,659,951
United Tractors Tbk PT	Oil, Gas & Consumable Fuels		719,200	1,042,447

				10,667,264

Malaysia 2.2%
AirAsia Group Bhd	Airlines		626,400	263,307
British American Tobacco Malaysia Bhd.	Tobacco		92,800	419,783
Digi.com Bhd.	Wireless Telecommunication Services		1,571,800	1,783,150
Hartalega Holdings Bhd.	Health Care Equipment & Supplies		545,200	683,616
Nestle (Malaysia) Bhd.	Food Products		34,800	1,210,977
Petronas Chemicals Group Bhd.	Chemicals		1,154,200	2,078,497
Petronas Gas Bhd.	Gas Utilities		110,200	431,114
Westports Holdings Bhd.	Transportation Infrastructure		400,200	394,752

				7,265,196

Mexico 2.3%
Fibra Uno Administracion SA de CV	Equity Real Estate Investment Trusts (REITs	)	595,138	869,316
Grupo Aeroportuario del Pacifico SAB de CV	Transportation Infrastructure		151,148	1,453,758
Kimberly-Clark de Mexico SAB de CV, A	Household Products		647,280	1,299,215
Megacable Holdings SAB de CV	Media		93,264	375,390
Promotora y Operadora de Infraestructura SAB de CV	Transportation Infrastructure		39,092	350,331
Wal-Mart de Mexico SAB de CV, V	Food & Staples Retailing		1,175,138	3,480,656

				7,828,666

Pakistan 0.1%
MCB Bank Ltd.	Banks		174,000	188,742
Oil & Gas Development Co. Ltd.	Oil, Gas & Consumable Fuels		330,600	260,187

				448,929

Philippines 0.4%
DMCI Holdings Inc.	Industrial Conglomerates		1,850,200	296,646
Globe Telecom Inc.	Wireless Telecommunication Services		13,630	481,244
Manila Electric Co.	Electric Utilities		100,920	720,440

				1,498,330

Poland 0.3%

Powszechny Zaklad Ubezpieczen SA	Insurance		102,718	957,709

Qatar 3.1%
Barwa Real Estate Co.	Real Estate Management & Development		612,306	563,369
Industries Qatar QSC	Industrial Conglomerates		805,156	2,412,593
Masraf Al Rayan QSC	Banks		617,178	600,058
Mesaieed Petrochemical Holding Co.	Chemicals		843,436	690,316
Qatar Electricity & Water Co. QSC	Multi-Utilities		204,218	866,566

franklintempleton.com	Semiannual Report	31

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin LibertyQ Emerging Markets ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	Qatar (continued)
	Qatar Fuel QSC	Oil, Gas & Consumable Fuels	102,022	$659,318
	Qatar Islamic Bank SAQ	Banks	205,900	882,186
	Qatar National Bank SAQ	Banks	692,578	3,669,275

				10,343,681

	Russia 10.8%
	Alrosa PJSC	Metals & Mining	1,718,134	1,972,812
	Gazprom PJSC	Oil, Gas & Consumable Fuels	1,065,402	3,709,387
	Inter RAO UES PJSC	Electric Utilities	19,198,986	1,328,461
	LUKOIL PJSC	Oil, Gas & Consumable Fuels	41,586	3,453,082
	Magnitogorsk Iron & Steel Works	Metals & Mining	1,021,960	616,728
	MMC Norilsk Nickel PJSC	Metals & Mining	15,950	4,101,903
	Mobile TeleSystems PJSC, ADR	Wireless Telecommunication Services	280,894	2,275,241
	Moscow Exchange MICEX	Capital Markets	223,184	325,888
	NLMK PJSC	Metals & Mining	662,534	1,452,250
b	Novatek PJSC, GDR, Reg S	Oil, Gas & Consumable Fuels	17,922	3,634,582
b	PhosAgro PJSC, GDR, Reg S	Chemicals	20,648	263,675
	Polymetal International PLC	Metals & Mining	65,250	916,646
	Polyus Gold OJSC	Metals & Mining	11,136	1,294,973
	Rosneft PJSC	Oil, Gas & Consumable Fuels	476,470	3,079,164
	Severstal PJSC	Metals & Mining	143,260	2,060,498
	Surgutneftegas PJSC	Oil, Gas & Consumable Fuels	3,244,230	1,770,057
	Tatneft PAO	Oil, Gas & Consumable Fuels	319,232	3,382,115
b	X5 Retail Group NV, GDR, Reg S	Food & Staples Retailing	21,286	747,671

				36,385,133

	Saudi Arabia 1.9%
	Advanced Petrochemical Co.	Chemicals	11,166	144,367
	Al-Rajhi Bank	Banks	109,156	1,841,964
	Bupa Arabia for Cooperative Insurance Co.	Insurance	2,494	70,741
a	Dar Al Arkan Real Estate Development Co.	Real Estate Management & Development	45,298	144,183
	Itau Unibanco Holding SA	Specialty Retail	7,250	305,369
	National Commercial Bank	Banks	742	878
	National Commercial Bank	Banks	101,036	1,240,325
	Riyad Bank	Banks	105,096	683,606
	Saudi Airlines Catering Co.	Hotels, Restaurants & Leisure	4,582	107,001
	Saudi Arabian Fertilizer Co.	Chemicals	16,762	358,816
	Saudi Cement Co.	Construction Materials	6,786	128,802
	Saudi Telecom Co.	Diversified Telecommunication Services	41,934	1,216,256
	Yanbu National Petrochemical Co.	Chemicals	21,924	312,682

				6,554,990

	South Africa 3.3%
	Capitec Bank Holdings Ltd.	Banks	9,106	773,186
	Clicks Group Ltd.	Food & Staples Retailing	90,364	1,281,277
	Exxaro Resources Ltd.	Oil, Gas & Consumable Fuels	118,030	1,016,634
	Kumba Iron Ore Ltd.	Metals & Mining	34,568	853,730
	Mr. Price Group Ltd.	Specialty Retail	135,778	1,417,106
d	RMB Holdings Ltd.	Diversified Financial Services	278,748	1,380,641
	Telkom SA SOC Ltd.	Diversified Telecommunication Services	120,988	563,268
	Tiger Brands Ltd.	Food Products	67,454	936,726
	Truworths International Ltd.	Specialty Retail	217,384	759,858
	Vodacom Group Ltd.	Wireless Telecommunication Services	275,906	2,177,042

				11,159,468

	South Korea 10.7%
	BGF Retail Co. Ltd.	Food & Staples Retailing	1,508	248,360
	BNK Financial Group Inc.	Banks	118,610	712,959
	Daelim Industrial Co. Ltd.	Construction & Engineering	5,394	468,985

32	Semiannual Report	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin LibertyQ Emerging Markets ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	South Korea (continued)
	DB Insurance Co. Ltd.	Insurance	8,468	$365,296
	Hana Financial Group Inc.	Banks	107,996	3,182,593
	Hanwha Life Insurance Co. Ltd.	Insurance	116,348	231,500
	Hyundai Marine & Fire Insurance Co. Ltd.	Insurance	26,274	579,888
	Industrial Bank of Korea	Banks	123,772	1,365,874
	Kangwon Land Inc.	Hotels, Restaurants & Leisure	48,894	1,207,890
	KB Financial Group Inc.	Banks	86,362	3,082,939
	Kia Motors Corp.	Automobiles	45,356	1,729,075
	Korea Zinc Co. Ltd.	Metals & Mining	1,450	543,076
	KT&G Corp.	Tobacco	39,788	3,509,287
	Kumho Petrochemical Co. Ltd.	Chemicals	3,248	194,421
	Lotte Chemical Corp.	Chemicals	8,062	1,590,630
	NCsoft Corp.	Entertainment	4,930	2,147,331
b	Orange Life Insurance Ltd., Reg S	Insurance	5,916	133,786
a	PearlAbyss Corp.	Entertainment	1,160	192,016
	S-1 Corp.	Commercial Services & Supplies	7,134	585,082
	Samsung Card Co. Ltd.	Consumer Finance	5,220	153,395
	Samsung Electronics Co. Ltd.	Technology Hardware, Storage & Peripherals	82,302	3,374,922
	Shinhan Financial Group Co. Ltd.	Banks	77,836	2,720,014
	SK Hynix Inc.	Semiconductors & Semiconductor Equipment	55,042	3,782,512
	SK Telecom Co. Ltd.	Wireless Telecommunication Services	9,860	1,990,712
	Woongjin Coway Co. Ltd.	Household Durables	26,158	1,850,075

				35,942,618

	Taiwan 12.5%
	Advantech Co. Ltd.	Technology Hardware, Storage & Peripherals	58,000	510,371
	Catcher Technology Co. Ltd.	Technology Hardware, Storage & Peripherals	290,000	2,196,651
	Chicony Electronics Co. Ltd.	Technology Hardware, Storage & Peripherals	232,000	683,486
	Chunghwa Telecom Co. Ltd.	Diversified Telecommunication Services	928,000	3,320,215
	Eclat Textile Co. Ltd.	Textiles, Apparel & Luxury Goods	33,410	447,987
	Far EasTone Telecommunications Co. Ltd.	Wireless Telecommunication Services	696,000	1,626,456
	Feng Tay Enterprise Co. Ltd.	Textiles, Apparel & Luxury Goods	163,285	1,171,039
	Formosa Chemicals & Fibre Corp.	Chemicals	986,000	2,755,442
	Formosa Petrochemical Corp.	Oil, Gas & Consumable Fuels	522,000	1,652,255
	Formosa Plastics Corp.	Chemicals	958,000	2,918,049
	Globalwafers Co. Ltd.	Semiconductors & Semiconductor Equipment	37,360	378,122
	Highwealth Construction Corp.	Real Estate Management & Development	116,000	186,575
	Largan Precision Co. Ltd.	Electronic Equipment, Instruments & Components	17,300	2,481,426
	Lite-On Technology Corp.	Technology Hardware, Storage & Peripherals	406,000	645,161
	Nan Ya Plastics Corp.	Chemicals	1,364,000	3,064,378
	Nanya Technology Corp.	Semiconductors & Semiconductor Equipment	580,000	1,504,940
	Nien Made Enterprise Co. Ltd.	Household Durables	74,000	648,778
	Novatek Microelectronics Corp. Ltd.	Semiconductors & Semiconductor Equipment	269,000	1,543,361
	Phison Electronics Corp.	Semiconductors & Semiconductor Equipment	69,000	614,949
	Powertech Technology Inc.	Semiconductors & Semiconductor Equipment	116,000	326,039
	President Chain Store Corp.	Food & Staples Retailing	273,910	2,560,360
	Ruentex Industries Ltd.	Textiles, Apparel & Luxury Goods	58,000	125,069
	Standard Foods Corp.	Food Products	58,000	116,095
	Taiwan Business Bank	Banks	732,000	300,827
	Taiwan Mobile Co. Ltd.	Wireless Telecommunication Services	696,000	2,512,595
	Taiwan Semiconductor Manufacturing Co. Ltd.	Semiconductors & Semiconductor Equipment	424,000	3,717,320
	The Shanghai Commercial & Savings Bank Ltd.	Banks	522,000	876,604
	Vanguard International Semiconductor Corp.	Semiconductors & Semiconductor Equipment	378,000	763,932
	Walsin Technology Corp.	Electronic Equipment, Instruments & Components	74,000	416,219
	Yageo Corp.	Electronic Equipment, Instruments & Components	109,000	866,041
	Yuanta Financial Holding Co. Ltd.	Capital Markets	1,682,000	1,002,982

franklintempleton.com	Semiannual Report	33

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin LibertyQ Emerging Markets ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	Taiwan (continued)
	Zhen Ding Technology Holding Ltd.	Electronic Equipment, Instruments & Components	83,000	$296,959

				42,230,683

	Thailand 4.5%
	Advanced Info Service PCL	Wireless Telecommunication Services	545,200	3,921,661
	Bumrungrad Hospital PCL	Health Care Providers & Services	162,400	679,654
	Electricity Generating PCL	Independent Power and Renewable Electricity Producers	52,200	612,712
	Intouch Holdings PCL	Wireless Telecommunication Services	522,000	1,117,901
	Land and Houses PCL, NVDR	Real Estate Management & Development	1,264,400	396,869
	PTT Global Chemical PCL, NVDR	Chemicals	922,200	1,620,672
	PTT PCL	Oil, Gas & Consumable Fuels	2,279,400	3,446,861
	Ratch Group PCL, NVDR	Independent Power and Renewable Electricity Producers	139,200	325,414
	The Siam Cement PCL	Construction Materials	214,600	2,862,737

				14,984,481

	Turkey 2.0%
	BIM Birlesik Magazalar AS	Food & Staples Retailing	199,172	1,732,636
	Eregli Demir ve Celik Fabrikalari AS	Metals & Mining	761,308	923,574
	Ford Otomotiv Sanayi AS	Automobiles	38,338	403,308
	TAV Havalimanlari Holding AS	Transportation Infrastructure	85,666	358,048
	Tupras-Turkiye Petrol Rafinerileri AS	Oil, Gas & Consumable Fuels	66,874	1,699,534
	Turkcell Iletisim Hizmetleri AS	Wireless Telecommunication Services	393,878	907,527
a	Turkiye Is Bankasi AS, C	Banks	672,510	746,770
	Turkiye Sise Ve Cam Fabrikalari AS	Industrial Conglomerates	116,522	96,371

				6,867,768

	United Arab Emirates 2.0%
	Abu Dhabi Commercial Bank PJSC	Banks	507,906	1,086,844
	Aldar Properties PJSC	Real Estate Management & Development	1,589,838	904,608
	Dubai Islamic Bank PJSC	Banks	705,570	1,008,465
	Emaar Development PJSC	Real Estate Management & Development	299,802	336,274
	Emirates Telecommunications Group Co. PJSC	Diversified Telecommunication Services	765,890	3,440,422

				6,776,613

	Total Common Stocks (Cost $311,523,412)			321,819,179

	Preferred Stocks 4.1%
	Brazil 3.1%
a	Braskem SA, pfd., A	Chemicals	34,800	271,690
e	Itau Unibanco Holding SA, 4.930%, pfd.	Banks	429,200	3,609,468
e	Itausa-Investimentos Itau SA, 5.463, pfd.	Banks	1,223,800	3,872,301
e	Telefonica Brasil SA, 6.735%, pfd.	Diversified Telecommunication Services	191,400	2,524,491

				10,277,950

	Russia 0.7%
e	Surgutneftegas PJSC, 20.342%, pfd.	Oil, Gas & Consumable Fuels	3,573,960	2,063,431
e	Transneft PJSC, 7.147%, pfd.	Oil, Gas & Consumable Fuels	174	401,729

				2,465,160

	South Korea 0.3%
e	LG Chem Ltd., 3.612%, pfd.	Chemicals	2,958	414,216

34	Semiannual Report	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin LibertyQ Emerging Markets ETF (continued)

		Industry	Shares	Value
	Preferred Stocks (continued)
	South Korea (continued)
e	Samsung Electronics Co. Ltd., 3.587%, pfd.	Technology Hardware, Storage & Peripherals	15,776	$520,965

				935,181

	Total Preferred Stocks (Cost $12,978,940)			13,678,291

	Corporate Bonds & Notes 0.0%†
	India 0.0%†
	Britannia Industries Ltd., senior secured note, first lien, 8.00%	Food Products	538,200	7,751

	Total Corporate Bonds & Notes (Cost $7,684)			7,751

	Total Investments before Short Term Investments (Cost $324,510,036)			335,505,221

	Short Term Investments 0.4%
	Investments from Cash Collateral Received for Loaned Securities 0.4%
	United States 0.4%
f,g	Institutional Fiduciary Trust Portfolio, 1.71%	Money Market Funds	1,150,250	1,150,250

	Total Short-Term Investments (Cost $1,150,250)			1,150,250

	Total Investments (Cost $325,660,286) 100.1%			336,655,471
	Other Assets, less Liabilities (0.1)%			(214,745)

	Net Assets 100.0%			$336,440,726

See Abbreviations on page 81.

†Rounds to less than 0.1% of net assets.

aNon-income producing.

bSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Fund’s Board of Trustees. At September 30, 2019, the aggregate value of these securities was $7,489,424, representing 2.2% of net assets.

cSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. This security has been deemed liquid under guidelines approved by the Fund’s Board of Trustees. At September 30, 2019, the value of this security was $2,709,710, representing 0.8% of net assets.

dA portion or all of the security is on loan at September 30, 2019. See Note 1(d).

eVariable rate security. The rate shown represents the yield at period end.

fSee Note 3(c) regarding investments in affiliated management investment companies.

gThe rate shown is the annualized seven-day effective yield at period end.

At September 30, 2019, the Fund had the following futures contracts outstanding. See Note 1(c).

Futures Contracts

Description	Type	Number of Contracts	Notional Amount*	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Index Contracts
MSCI Emerging Markets Index	Long	17	$851,615	12/20/19	$(20,860)

*As of period end.

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Semiannual Report	35

FRANKLIN TEMPLETON ETF TRUST

Financial Highlights

Franklin LibertyQ Global Dividend ETF

	Six Months Ended September 30, 2019 (unaudited)	Year Ended March 31,
		2019	2018		2017[a]

Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$28.20	$28.22	$27.31		$25.43

Income from investment operations[b]:

Net investment income[c]	0.61	0.95	0.86		0.67

Net realized and unrealized gains (losses)	0.89	(0.02)	1.03		1.79

Total from investment operations	1.50	0.93	1.89		2.46

Less distributions from net investment income	(0.58)	(0.95)	(0.98)		(0.58)

Net asset value, end of period	$29.12	$28.20	$28.22		$27.31

Total return[d]	5.35%	3.51%	6.91%		9.79%

Ratios to average net assets[e]

Expenses before waiver and payments by affiliates	0.45%	0.45%	0.75%	[f]	0.98%

Expenses net of waiver and payments by affiliates	0.45%	0.45%	0.45%	[f]	0.45%

Net investment income	4.21%	3.43%	3.05%		3.11%

Supplemental data

Net assets, end of period (000’s)	$17,470	$16,920	$16,933		$27,306

Portfolio turnover rate[g]	9.83%	25.75%	43.32%		13.38%

Portfolio turnover rate excluding portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely or in part for cash[g,h]	9.52%	—%	—%		—%

aFor the period June 1, 2016 (commencement of operations) to March 31, 2017.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return is not annualized for periods less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.

eRatios are annualized for periods less than one year.

fEffective December 1, 2017, the Fund replaced the prior fee structure with a unified management fee. See Note 3(a).

gPortfolio turnover rate excludes the value of portfolio securities received or delivered as a result of processing capital share transactions in Creation Units, if any.

hEffective September 30, 2019.

36	Semiannual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, September 30, 2019 (unaudited)

Franklin LibertyQ Global Dividend ETF

		Industry	Shares	Value
	Common Stocks 97.4%
	Australia 10.1%
	Australian Stock Exchange Ltd.	Capital Markets	2,061	$112,691
	Brambles Ltd.	Commercial Services & Supplies	20,844	160,264
	Challenger Ltd.	Diversified Financial Services	5,388	26,782
	Commonwealth Bank of Australia	Banks	6,651	362,584
	Flight Centre Travel Group Ltd.	Hotels, Restaurants & Leisure	606	19,455
	Macquarie Group Ltd.	Capital Markets	3,333	294,660
	National Australia Bank Ltd.	Banks	20,265	405,932
	Westpac Banking Corp.	Banks	19,110	382,022

				1,764,390

	Belgium 0.3%
	Proximus SADP	Diversified Telecommunication Services	1,824	54,187

	Canada 6.9%
	Bank of Nova Scotia	Banks	6,282	357,040
	Canadian Imperial Bank of Commerce	Banks	4,029	332,636
	CI Financial Corp.	Capital Markets	5,088	74,283
	IGM Financial Inc.	Capital Markets	1,059	30,091
	Royal Bank of Canada	Banks	4,266	346,274
	TELUS Corp.	Diversified Telecommunication Services	1,671	59,507

				1,199,831

	China 2.3%
	Anta Sports Products Ltd.	Textiles, Apparel & Luxury Goods	12,000	99,268
	China Vanke Co. Ltd., A	Real Estate Management & Development	2,700	9,792
	China Vanke Co. Ltd., H	Real Estate Management & Development	14,700	51,191
a,b	Longfor Group Holdings Ltd., 144A, Reg S	Real Estate Management & Development	19,500	72,882
	Sands China Ltd.	Hotels, Restaurants & Leisure	37,200	168,457

				401,590

	Denmark 0.3%
	Tryg AS	Insurance	1,935	55,463

	Finland 2.8%
	Elisa OYJ	Diversified Telecommunication Services	1,638	84,466
	Kone OYJ, B	Machinery	3,666	208,786
	Nokian Renkaat OYJ	Auto Components	1,665	46,977
	Nordea Bank Abp	Banks	330	2,343
	Nordea Bank Abp	Banks	103	730
	Orion OYJ	Pharmaceuticals	741	27,644
	Sampo OYJ, A	Insurance	3,147	125,158

				496,104

	France 0.1%
	Societe BIC SA	Commercial Services & Supplies	156	10,476

	Germany 2.8%
	Deutsche Boerse AG	Capital Markets	2,085	325,958
	Hannover Rueck SE	Insurance	696	117,686
	Hugo Boss AG	Textiles, Apparel & Luxury Goods	975	52,244

				495,888

	Indonesia 0.9%
	Perusahaan Perseroan (Persero) PT Telekomunikasi Indonesia Tbk, B	Diversified Telecommunication Services	523,800	159,040

	Japan 3.3%
	Daito Trust Construction Co. Ltd.	Real Estate Management & Development	1,400	178,894
	Lawson Inc.	Food & Staples Retailing	430	22,002

franklintempleton.com	Semiannual Report	37

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin LibertyQ Global Dividend ETF (continued)

	Industry	Shares	Value
Common Stocks (continued)
Japan (continued)
NTT DOCOMO Inc.	Wireless Telecommunication Services	15,000	$382,096

			582,992

Malaysia 0.2%
Nestle (Malaysia) Bhd.	Food Products	1,100	38,278

Mexico 0.2%
Kimberly-Clark de Mexico SAB de CV, A	Household Products	16,884	33,889

New Zealand 0.2%
Spark New Zealand Ltd.	Diversified Telecommunication Services	12,663	35,017

Norway 0.7%
Telenor ASA	Diversified Telecommunication Services	6,321	126,998

Qatar 1.9%
Qatar Islamic Bank SAQ	Banks	7,230	30,977
Qatar National Bank SAQ	Banks	58,620	310,569

			341,546

Russia 0.7%
NLMK PJSC	Metals & Mining	7,854	17,216
Tatneft PAO	Oil, Gas & Consumable Fuels	9,222	97,703

			114,919

Singapore 1.7%
ComfortDelGro Corp. Ltd.	Road & Rail	24,900	43,214
SATS Ltd.	Transportation Infrastructure	8,400	29,399
Singapore Telecommunications Ltd.	Diversified Telecommunication Services	85,500	191,662
Venture Corp. Ltd.	Electronic Equipment, Instruments & Components	2,700	29,892

			294,167

South Africa 2.6%
Absa Group Ltd.	Banks	5,658	57,044
FirstRand Ltd.	Diversified Financial Services	43,299	177,594
Mr. Price Group Ltd.	Specialty Retail	3,813	39,796
Rand Merchant Investment Holdings Ltd.	Insurance	9,993	19,732
RMB Holdings Ltd.	Diversified Financial Services	12,489	61,858
Sanlam Ltd.	Insurance	18,777	92,359

			448,383

Spain 0.4%
Red Electrica Corp. SA	Electric Utilities	3,681	74,783

Sweden 2.3%
Atlas Copco AB	Machinery	5,535	150,195
Hennes & Mauritz AB, B	Specialty Retail	12,801	248,465

			398,660

Switzerland 7.2%
Novartis AG	Pharmaceuticals	4,020	348,885
Roche Holding AG	Pharmaceuticals	1,266	368,761
SGS SA	Professional Services	58	143,902
Zurich Insurance Group AG	Insurance	1,038	397,649

			1,259,197

Taiwan 2.7%
Chailease Holding Co. Ltd.	Diversified Financial Services	7,210	29,050
Feng Tay Enterprise Co. Ltd.	Textiles, Apparel & Luxury Goods	4,400	31,556
Phison Electronics Corp.	Semiconductors & Semiconductor Equipment	1,000	8,912

38	Semiannual Report	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin LibertyQ Global Dividend ETF (continued)

	Industry	Shares	Value
Common Stocks (continued)
Taiwan (continued)
Taiwan Semiconductor Manufacturing Co. Ltd.	Semiconductors & Semiconductor Equipment	43,000	$376,992
Vanguard International Semiconductor Corp.	Semiconductors & Semiconductor Equipment	9,000	18,189

			464,699

United Kingdom 9.8%
BT Group PLC	Diversified Telecommunication Services	74,655	164,289
Direct Line Insurance Group PLC	Insurance	19,770	73,137
GlaxoSmithKline PLC	Pharmaceuticals	16,836	361,952
Legal & General Group PLC	Insurance	55,824	170,879
Marks & Spencer Group PLC	Multiline Retail	14,431	32,801
Next PLC	Multiline Retail	1,812	138,129
Smiths Group PLC	Industrial Conglomerates	3,492	67,560
Taylor Wimpey PLC	Household Durables	20,742	41,280
Unilever NV, IDR	Personal Products	5,496	330,444
Unilever PLC	Personal Products	5,457	328,836

			1,709,307

United States 37.0%
Altria Group Inc.	Tobacco	6,369	260,492
Amcor PLC	Containers & Packaging	12,528	122,148
Arthur J. Gallagher & Co.	Insurance	1,587	142,148
Darden Restaurants Inc.	Hotels, Restaurants & Leisure	1,662	196,482
Emerson Electric Co.	Electrical Equipment	5,166	345,399
Garmin Ltd.	Household Durables	1,713	145,074
H&R Block Inc.	Diversified Consumer Services	2,718	64,199
Intel Corp.	Semiconductors & Semiconductor Equipment	7,473	385,084
International Business Machines Corp.	IT Services	2,490	362,096
Johnson & Johnson	Pharmaceuticals	2,409	311,677
Kimberly-Clark Corp.	Household Products	2,586	367,341
Las Vegas Sands Corp.	Hotels, Restaurants & Leisure	4,812	277,941
Leggett & Platt Inc.	Household Durables	1,392	56,989
Lockheed Martin Corp.	Aerospace & Defense	990	386,159
LyondellBasell Industries NV, A	Chemicals	4,173	373,358
Maxim Integrated Products Inc.	Semiconductors & Semiconductor Equipment	3,987	230,887
McDonald’s Corp.	Hotels, Restaurants & Leisure	1,674	359,425
Merck & Co. Inc.	Pharmaceuticals	4,233	356,334
Paychex Inc.	IT Services	3,861	319,575
Philip Morris International Inc.	Tobacco	3,840	291,571
Seagate Technology PLC	Technology Hardware, Storage & Peripherals	3,684	198,162
Tapestry Inc.	Textiles, Apparel & Luxury Goods	3,327	86,668
The Gap Inc.	Specialty Retail	2,226	38,643
The Procter & Gamble Co.	Household Products	3,102	385,827
United Parcel Service Inc., B	Air Freight & Logistics	3,360	402,595

			6,466,274

Total Common Stocks (Cost $16,207,089)			17,026,078

franklintempleton.com	Semiannual Report	39

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin LibertyQ Global Dividend ETF (continued)

		Industry	Shares	Value

	Preferred Stocks (Cost $243,202) 2.1%
	Brazil 2.1%
c	Itau Unibanco Holding SA, 4.930%, pfd.	Banks	43,200	$363,301

	Total Investments (Cost $16,450,291) 99.5%			17,389,379
	Other Assets, less Liabilities 0.5%			80,916

	Net Assets 100.0%			$17,470,295

See Abbreviations on page 81.

aSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. This security has been deemed liquid under guidelines approved by the Fund’s Board of Trustees. At September 30, 2019, the value of this security was $72,882, representing 0.4% of net assets.

bSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. This security has been deemed liquid under guidelines approved by the Fund’s Board of Trustees. At September 30, 2019, the value of this security was $72,882, representing 0.4% of net assets.

cVariable rate security. The rate shown represents the yield at period end.

At September 30, 2019, the Fund had the following futures contracts outstanding. See Note 1(c).

Futures Contracts

Description	Type	Number of Contracts	Notional Amount*	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Equity Contracts
MSCI All Country World Index	Long	2	$52,100	12/20/19	$(813)

*As of period end.

40	Semiannual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST

Financial Highlights

Franklin LibertyQ Global Equity ETF

	Six Months Ended September 30, 2019 (unaudited)	Year Ended March 31,
		2019	2018	2017[a]

Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$30.90	$30.14	$27.18	$25.32

Income from investment operations[b]:

Net investment income[c]	0.50	0.89	0.74	0.56

Net realized and unrealized gains (losses)	0.63	0.67	3.01	1.92

Total from investment operations	1.13	1.56	3.75	2.48

Less distributions from net investment income	(0.47)	(0.80)	(0.79)	(0.62)

Net asset value, end of period	$31.56	$30.90	$30.14	$27.18

Total return[d]	3.70%	5.44%	13.91%	9.95%

Ratios to average net assets[e]

Expenses before waiver and payments by affiliates	0.35%	0.35%	0.90%[f]	1.04%

Expenses net of waiver and payments by affiliates	0.34%	0.34%	0.35%[f]	0.35%

Net investment income	3.22%	2.99%	2.53%	2.60%

Supplemental data

Net assets, end of period (000’s)	$18,938	$24,721	$18,082	$21,744

Portfolio turnover rate[g]	18.73%	34.99%	35.01%	13.84%

Portfolio turnover rate excluding portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely or in part for cash[g,h]	18.46%	—%	—%	—%

aFor the period June 1, 2016 (commencement of operations) to March 31, 2017.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return is not annualized for periods less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.

eRatios are annualized for periods less than one year.

fEffective December 1, 2017, the Fund replaced the prior fee structure with a unified management fee. See Note 3(a).

gPortfolio turnover rate excludes the value of portfolio securities received or delivered as a result of processing capital share transactions in Creation Units, if any.

hEffective September 30, 2019.

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Semiannual Report	41

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, September 30, 2019 (unaudited)

Franklin LibertyQ Global Equity ETF

		Industry		Shares	Value
	Common Stocks and Other Equity Interests 97.7%
	Argentina 0.0%†
	Transportadora de Gas del Sur SA, B, ADR	Oil, Gas & Consumable Fuels		165	$1,401

	Australia 6.5%
	AGL Energy Ltd.	Multi-Utilities		1,134	14,654
	Alumina Ltd.	Metals & Mining		5,352	8,555
	Aurizon Holdings Ltd.	Road & Rail		3,531	14,051
	Australia & New Zealand Banking Group Ltd.	Banks		2,289	44,030
	Australian Stock Exchange Ltd.	Capital Markets		144	7,874
	Bank of Queensland Ltd.	Banks		261	1,746
	Bendigo and Adelaide Bank Ltd.	Banks		606	4,696
	BHP Group Ltd.	Metals & Mining		5,478	135,667
	Bluescope Steel Ltd.	Metals & Mining		906	7,339
a	Brambles Ltd.	Commercial Services & Supplies		2,835	21,797
	Cimic Group Ltd.	Construction & Engineering		159	3,373
	Coca-Cola Amatil Ltd.	Beverages		1,260	9,050
	Cochlear Ltd.	Health Care Equipment & Supplies		129	18,110
	Commonwealth Bank of Australia	Banks		1,434	78,176
	Crown Resorts Ltd.	Hotels, Restaurants & Leisure		777	6,315
	CSL Ltd.	Biotechnology		858	135,231
	Dexus	Equity Real Estate Investment Trusts (REITs	)	2,214	17,814
	Flight Centre Travel Group Ltd.	Hotels, Restaurants & Leisure		126	4,045
	Fortescue Metals Group Ltd.	Metals & Mining		3,249	19,283
	Goodman Group	Equity Real Estate Investment Trusts (REITs	)	2,367	22,637
	GPT Group	Equity Real Estate Investment Trusts (REITs	)	3,810	15,829
	Harvey Norman Holdings Ltd.	Multiline Retail		1,713	5,234
a	Harvey Norman Holdings Ltd., rts., 10/11/19	Multiline Retail		100	121
	Macquarie Group Ltd.	Capital Markets		408	36,070
	Medibank Private Ltd.	Insurance		6,549	15,018
	Mirvac Group	Equity Real Estate Investment Trusts (REITs	)	5,412	11,169
	National Australia Bank Ltd.	Banks		4,743	95,008
	REA Group Ltd.	Interactive Media & Services		81	5,912
	Rio Tinto Ltd.	Metals & Mining		834	52,126
	Rio Tinto PLC	Metals & Mining		2,256	117,013
	Scentre Group	Equity Real Estate Investment Trusts (REITs	)	7,011	18,583
	Sonic Healthcare Ltd.	Health Care Providers & Services		825	15,608
	South32 Ltd.	Metals & Mining		9,393	16,598
	Telstra Corp. Ltd.	Diversified Telecommunication Services		9,639	22,819
	Vicinity Centres	Equity Real Estate Investment Trusts (REITs	)	5,427	9,407
	Washington H. Soul Pattinson & Co. Ltd.	Oil, Gas & Consumable Fuels		180	2,553
	Wesfarmers Ltd.	Multiline Retail		2,412	64,745
	Westpac Banking Corp.	Banks		2,934	58,653
	Woodside Petroleum Ltd.	Oil, Gas & Consumable Fuels		1,380	30,137
	Woolworths Group Ltd.	Food & Staples Retailing		2,589	65,096

					1,232,142

	Austria 0.1%
	OMV AG	Oil, Gas & Consumable Fuels		225	12,078

	Belgium 0.1%
	Colruyt SA	Food & Staples Retailing		165	9,045
	Proximus SADP	Diversified Telecommunication Services		315	9,358

					18,403

	Brazil 0.3%
	Banco Santander Brasil SA	Banks		600	6,529
	BB Seguridade Participacoes SA	Insurance		1,800	15,137
	Cielo SA	IT Services		2,700	5,186
	Companhia de Saneamento Basico do Estado de Sao Paulo	Water Utilities		600	7,145

42	Semiannual Report	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin LibertyQ Global Equity ETF (continued)

		Industry		Shares	Value
	Common Stocks and Other Equity Interests (continued)
	Brazil (continued)
	Cosan SA	Oil, Gas & Consumable Fuels		100	$1,277
	Engie Brasil SA	Independent Power and Renewable Electricity Producers		600	6,394
	Hypera SA	Pharmaceuticals		600	4,830
	IRB Brasil Resseguros SA	Insurance		630	5,696
	Lojas Renner SA	Multiline Retail		600	7,270
	M. Dias Branco SA	Food Products		300	2,521
	Petrobras Distribuidora SA	Specialty Retail		300	1,983
	Tim Participacoes SA	Wireless Telecommunication Services		900	2,573

					66,541

	Canada 2.6%
	BCE Inc.	Diversified Telecommunication Services		297	14,374
	Canadian Imperial Bank of Commerce	Banks		744	61,425
	Canadian National Railway Co.	Road & Rail		1,299	116,714
a	CGI Inc., A	IT Services		225	17,803
	CI Financial Corp.	Capital Markets		438	6,395
	Constellation Software Inc.	Software		39	38,975
	Empire Co. Ltd., A	Food & Staples Retailing		156	4,226
	First Capital Realty Inc.	Real Estate Management & Development		255	4,251
	Gildan Activewear Inc.	Textiles, Apparel & Luxury Goods		435	15,448
	Great-West Lifeco Inc.	Insurance		231	5,550
	H&R Real Estate Investment Trust	Equity Real Estate Investment Trusts (REITs	)	294	5,136
	Hydro One Ltd.	Electric Utilities		138	2,553
	IGM Financial Inc.	Capital Markets		48	1,364
	Inter Pipeline Ltd.	Oil, Gas & Consumable Fuels		630	11,063
	Magna International Inc.	Auto Components		741	39,524
	Methanex Corp.	Chemicals		54	1,917
	Metro Inc., A	Food & Staples Retailing		504	22,204
	Newmarket Gold Inc.	Metals & Mining		237	10,624
	Power Corp. of Canada	Insurance		408	9,405
	Power Financial Corp.	Insurance		234	5,429
	Quebecor Inc., B	Media		132	2,999
	RioCan REIT	Equity Real Estate Investment Trusts (REITs	)	288	5,738
	Rogers Communications Inc., B	Wireless Telecommunication Services		618	30,121
	Saputo Inc.	Food Products		432	13,286
	SmartCentres REIT	Equity Real Estate Investment Trusts (REITs	)	141	3,461
	Teck Resources Ltd., B	Metals & Mining		750	12,168
	TELUS Corp.	Diversified Telecommunication Services		327	11,645
	Thomson Reuters Corp.	Professional Services		165	11,035
	West Fraser Timber Co. Ltd.	Paper & Forest Products		108	4,323

					489,156

	Chile 0.1%
	Aguas Andinas SA, A	Water Utilities		3,456	1,893
	Colbun SA	Independent Power and Renewable Electricity Producers		7,131	1,288
	Compania Cervecerias Unidas SA	Beverages		267	2,986
	Enel Chile SA	Electric Utilities		45,534	3,941

					10,108

	China 2.9%
	Agricultural Bank of China Ltd., A	Banks		4,200	2,035
	Agricultural Bank of China Ltd., H	Banks		48,000	18,797
	Anhui Conch Cement Co. Ltd., A	Construction Materials		300	1,737
	Anhui Conch Cement Co. Ltd., H	Construction Materials		2,000	11,876
	Anta Sports Products Ltd.	Textiles, Apparel & Luxury Goods		3,000	24,817
	Bank of China Ltd., A	Banks		3,000	1,504
	Bank of China Ltd., H	Banks		153,000	60,112
	Bank of Communications Co. Ltd., A	Banks		2,200	1,679

franklintempleton.com	Semiannual Report	43

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin LibertyQ Global Equity ETF (continued)

		Industry	Shares	Value
	Common Stocks and Other Equity Interests (continued)
	China (continued)
	Bank of Communications Co. Ltd., H	Banks	15,000	$9,797
	China Cinda Asset Management Co. Ltd., H	Capital Markets	15,000	2,947
	China CITIC Bank Corp. Ltd., H	Banks	18,000	9,598
	China Conch Venture Holdings Ltd.	Machinery	3,000	11,098
	China Construction Bank Corp., H	Banks	78,000	59,499
	China Everbright Bank Co. Ltd., H	Banks	6,000	2,556
	China Minsheng Banking Corp. Ltd., A	Banks	1,200	1,012
	China Minsheng Banking Corp. Ltd., H	Banks	10,500	7,139
	China Mobile Ltd.	Wireless Telecommunication Services	12,500	103,404
	China Petroleum & Chemical Corp., H	Oil, Gas & Consumable Fuels	36,000	21,400
	China Resources Cement Holdings Ltd.	Construction Materials	4,000	4,010
	China Shenhua Energy Co. Ltd., A	Oil, Gas & Consumable Fuels	900	2,367
	China Shenhua Energy Co. Ltd., H	Oil, Gas & Consumable Fuels	6,000	12,047
	China Telecom Corp. Ltd., H	Diversified Telecommunication Services	12,000	5,465
	China Yangtze Power Co. Ltd., A	Independent Power and Renewable Electricity Producers	300	766
	China Zhongwang Holdings Ltd.	Metals & Mining	2,400	977
	Chongqing Rural Commercial Bank Co. Ltd., H	Banks	6,000	3,191
	CNOOC Ltd.	Oil, Gas & Consumable Fuels	15,000	22,884
	Dali Foods Group Co. Ltd.	Food Products	6,000	3,681
	Daqin Railway Co. Ltd., A	Road & Rail	1,500	1,594
	Dongfeng Motor Group Co. Ltd., H	Automobiles	6,000	5,702
	Focus Media Information Technology Co. Ltd.	Media	360	265
	Foshan Haitian Flavouring & Food Co. Ltd.	Food Products	300	4,617
	Guangdong Investment Ltd.	Water Utilities	6,000	11,741
	Guangzhou Automobile Group Co. Ltd., H	Automobiles	7,600	7,271
	Heilan Home Co. Ltd., A-SHSC	Textiles, Apparel & Luxury Goods	600	682
	Henan Shuanghui Investment & Development Co. Ltd.	Food Products	300	1,038
	Industrial and Commercial Bank of China Ltd., H	Banks	51,000	34,154
	Jiangsu Expressway Co. Ltd., H	Transportation Infrastructure	2,000	2,541
	Kingboard Holdings Ltd.	Electronic Equipment, Instruments & Components	1,500	3,970
b,c	Longfor Group Holdings Ltd., 144A, Reg S	Real Estate Management & Development	3,000	11,212
	Maanshan Iron & Steel Co. Ltd., H	Metals & Mining	6,000	2,258
	Nexteer Automotive Group Ltd.	Auto Components	1,000	825
	Nine Dragons Paper Holdings Ltd.	Paper & Forest Products	3,000	2,526
	SAIC Motor Corp. Ltd.	Automobiles	600	1,998
	Sands China Ltd.	Hotels, Restaurants & Leisure	5,200	23,548
	Shaanxi Coal Industry Co. Ltd.	Oil, Gas & Consumable Fuels	600	733
	Shanxi Lu’an Environmental Energy Development Co. Ltd., A	Oil, Gas & Consumable Fuels	600	608
	Shenzhou International Group Holdings Ltd.	Textiles, Apparel & Luxury Goods	1,200	15,675
	Sihuan Pharmaceutical Holdings Group Ltd.	Pharmaceuticals	12,000	1,821
	Sino-Ocean Land Holdings Ltd.	Real Estate Management & Development	6,000	2,036
	Sinopec Shanghai Petrochemical Co. Ltd., H	Chemicals	12,000	3,490
	Yuzhou Properties Co.	Real Estate Management & Development	6,000	2,388
a	YY Inc., ADR	Interactive Media & Services	87	4,892

				553,980

	Colombia 0.0%†
	Ecopetrol SA	Oil, Gas & Consumable Fuels	8,049	6,826

44	Semiannual Report	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin LibertyQ Global Equity ETF (continued)

		Industry		Shares	Value
	Common Stocks and Other Equity Interests (continued)
	Czech Republic 0.0%†
	Moneta Money Bank AS	Banks		798	$2,458

	Denmark 1.3%
	Coloplast AS, B	Health Care Equipment & Supplies		285	34,332
	Novo Nordisk AS, B	Pharmaceuticals		3,867	198,840
	Pandora AS	Household Durables		297	11,921
	Tryg AS	Insurance		84	2,408

					247,501

	Egypt 0.1%
	Commercial International Bank Egypt SAE	Banks		1,272	6,065
	Eastern Co. SAE	Tobacco		3,336	3,489
	ElSewedy Electric Co.	Electrical Equipment		1,380	1,136

					10,690

	Finland 0.1%
	Elisa OYJ	Diversified Telecommunication Services		264	13,614
	Nokian Renkaat OYJ	Auto Components		258	7,279
	Orion OYJ	Pharmaceuticals		198	7,387

					28,280

	France 0.8%
	Cie Generale des Etablissements Michelin SCA	Auto Components		294	32,821
	Covivio	Equity Real Estate Investment Trusts (REITs	)	57	6,034
	Hermes International	Textiles, Apparel & Luxury Goods		63	43,545
	Peugeot SA	Automobiles		1,101	27,463
	Renault SA	Automobiles		156	8,956
	Societe BIC SA	Commercial Services & Supplies		51	3,425
	Societe Generale SA	Banks		1,002	27,462

					149,706

	Germany 0.4%
	Aroundtown SA	Real Estate Management & Development		1,239	10,136
	Covestro AG	Chemicals		390	19,303
	Deutsche Lufthansa AG	Airlines		432	6,867
	E.ON SE	Multi-Utilities		1,908	18,552
	Hugo Boss AG	Textiles, Apparel & Luxury Goods		135	7,234
	Knorr-Bremse AG	Machinery		33	3,103
	TUI AG	Hotels, Restaurants & Leisure		747	8,706

					73,901

	Greece 0.0%†
	JUMBO SA	Specialty Retail		195	3,701
	Motor Oil (Hellas) Corinth Refineries SA	Oil, Gas & Consumable Fuels		60	1,401

					5,102

	Hong Kong 0.6%
	CLP Holdings Ltd.	Electric Utilities		3,000	31,514
	HKT Trust and HKT Ltd.	Diversified Telecommunication Services		6,000	9,521
	Hongkong Land Holdings Ltd.	Real Estate Management & Development		2,100	11,802
	Jardine Matheson Holdings Ltd.	Industrial Conglomerates		400	21,400
	Kerry Properties Ltd.	Real Estate Management & Development		1,500	4,621
	Kingboard Laminates Holdings Ltd.	Chemicals		3,000	2,706
	Lee & Man Paper Manufacturing Ltd.	Paper & Forest Products		3,000	1,623
	NWS Holdings Ltd.	Industrial Conglomerates		3,000	4,646
	Power Assets Holdings Ltd.	Electric Utilities		1,500	10,074
	Swire Properties Ltd.	Real Estate Management & Development		1,800	5,648
	Vitasoy International Holdings Ltd.	Food Products		800	3,240
c	WH Group Ltd., Reg S	Food Products		13,500	12,089

franklintempleton.com	Semiannual Report	45

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin LibertyQ Global Equity ETF (continued)

		Industry	Shares	Value
	Common Stocks and Other Equity Interests (continued)
	Hong Kong (continued)
	Yue Yuen Industrial Holdings Ltd.	Textiles, Apparel & Luxury Goods	1,500	$4,104

				122,988

	Hungary 0.0%†
	MOL Hungarian Oil and Gas PLC	Oil, Gas & Consumable Fuels	789	7,421

	India 0.5%
	Infosys Ltd., ADR	IT Services	7,570	86,071

	Indonesia 0.3%
	Adaro Energy Tbk PT	Oil, Gas & Consumable Fuels	29,700	2,699
	Bukit Asam Tbk PT	Oil, Gas & Consumable Fuels	6,600	1,051
	Charoen Pokphand Indonesia Tbk PT	Food Products	5,700	2,148
	Gudang Garam Tbk PT	Tobacco	600	2,214
	Hanjaya Mandala Sampoerna Tbk PT	Tobacco	24,900	4,017
	Indah Kiat Pulp & Paper Corp Tbk PT	Paper & Forest Products	1,200	547
	Indofood CBP Sukses Makmur Tbk PT	Food Products	4,800	4,066
	Perusahaan Perseroan (Persero) PT Telekomunikasi Indonesia Tbk, B	Diversified Telecommunication Services	96,000	29,148
	Surya Citra Media Tbk PT	Media	13,800	1,128
	Unilever Indonesia Tbk PT	Household Products	3,900	12,776
	United Tractors Tbk PT	Oil, Gas & Consumable Fuels	3,300	4,783

				64,577

	Israel 0.3%
	Azrieli Group Ltd.	Real Estate Management & Development	21	1,650
	Bank Leumi Le-Israel BM	Banks	2,241	15,951
a	Check Point Software Technologies Ltd.	Software	240	26,280
	Israel Chemicals Ltd.	Chemicals	753	3,739

				47,620

	Italy 0.8%
	Assicurazioni Generali SpA	Insurance	927	17,969
	Enel SpA	Electric Utilities	6,750	50,415
	Intesa Sanpaolo SpA	Banks	23,820	56,495
	Moncler SpA	Textiles, Apparel & Luxury Goods	342	12,192
c	Poste Italiane SpA, Reg S	Insurance	954	10,848
	Recordati SpA	Pharmaceuticals	99	4,248
	Snam SpA	Gas Utilities	1,650	8,336

				160,503

	Japan 5.0%
	ABC-Mart Inc.	Specialty Retail	75	4,768
	Advantest Corp.	Semiconductors & Semiconductor Equipment	300	13,255
	Astellas Pharma Inc.	Pharmaceuticals	3,600	51,248
	Bandai Namco Holdings Inc.	Leisure Products	300	18,682
	Bridgestone Corp.	Auto Components	1,100	42,585
	CANON Inc.	Technology Hardware, Storage & Peripherals	1,600	42,674
	Daito Trust Construction Co. Ltd.	Real Estate Management & Development	150	19,167
	Daiwa House Industry Co. Ltd.	Real Estate Management & Development	600	19,464
	Hoya Corp.	Health Care Equipment & Supplies	700	57,121
	Iida Group Holdings Co. Ltd.	Household Durables	300	4,880
	ITOCHU Corp.	Trading Companies & Distributors	2,400	49,543
	Japan Airlines Co. Ltd.	Airlines	300	8,916
	Japan Post Bank Co. Ltd.	Banks	900	8,719
	Japan Tobacco Inc.	Tobacco	2,100	45,974
	JFE Holdings Inc.	Metals & Mining	600	7,217
	JXTG Holdings Inc.	Oil, Gas & Consumable Fuels	4,800	21,869
	Kakaku.com Inc.	Interactive Media & Services	300	7,378

46	Semiannual Report	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin LibertyQ Global Equity ETF (continued)

		Industry		Shares	Value
	Common Stocks and Other Equity Interests (continued)
	Japan (continued)
	KAO Corp.	Personal Products		730	$53,929
	KDDI Corp.	Wireless Telecommunication Services		3,900	101,943
	Marubeni Corp.	Trading Companies & Distributors		2,400	15,938
	Mitsubishi Chemical Holdings Corp.	Chemicals		1,500	10,688
	Mitsubishi Gas Chemical Co. Inc.	Chemicals		600	8,006
a	Nexon Co. Ltd.	Entertainment		300	3,639
	Nippon Telegraph & Telephone Corp.	Diversified Telecommunication Services		1,400	66,791
	Nissan Motor Co. Ltd.	Automobiles		3,900	24,326
	NTT DOCOMO Inc.	Wireless Telecommunication Services		3,000	76,419
	Oracle Corp. Japan	Software		75	6,502
	Sekisui House Ltd.	Household Durables		300	5,899
	Shionogi & Co. Ltd.	Pharmaceuticals		300	16,652
	Showa Denko K.K.	Chemicals		100	2,614
	Subaru Corp.	Automobiles		1,200	33,754
	Suzuki Motor Corp.	Automobiles		300	12,733
	Taisei Corp.	Construction & Engineering		400	15,489
	Tokyo Electron Ltd.	Semiconductors & Semiconductor Equipment		300	57,085
	Tosoh Corp.	Chemicals		600	7,928
	Zozo Inc.	Internet & Direct Marketing Retail		300	6,917

					950,712

	Luxembourg 0.0%†
	RTL Group SA	Media		78	3,752

	Macau 0.2%
	Galaxy Entertainment Group Ltd.	Hotels, Restaurants & Leisure		4,000	24,874
	Wynn Macau Ltd.	Hotels, Restaurants & Leisure		2,400	4,684

					29,558

	Malaysia 0.2%
	AirAsia Group Bhd	Airlines		3,300	1,387
	British American Tobacco Malaysia Bhd.	Tobacco		300	1,357
	Digi.com Bhd.	Wireless Telecommunication Services		7,800	8,849
	Fraser & Neave Holdings Bhd.	Beverages		300	2,501
	Hartalega Holdings Bhd.	Health Care Equipment & Supplies		2,700	3,385
	Nestle (Malaysia) Bhd.	Food Products		200	6,960
	Petronas Chemicals Group Bhd.	Chemicals		5,100	9,184
	Petronas Gas Bhd.	Gas Utilities		600	2,347
	Westports Holdings Bhd.	Transportation Infrastructure		2,700	2,663

					38,633

	Mexico 0.3%
	Fibra Uno Administracion SA de CV	Equity Real Estate Investment Trusts (REITs	)	4,905	7,165
	Grupo Aeroportuario del Pacifico SAB de CV	Transportation Infrastructure		540	5,194
	Kimberly-Clark de Mexico SAB de CV, A	Household Products		3,720	7,467
	Megacable Holdings SAB de CV	Media		354	1,425
	Promotora y Operadora de Infraestructura SAB de CV	Transportation Infrastructure		90	806
	Wal-Mart de Mexico SAB de CV, V	Food & Staples Retailing		10,152	30,069

					52,126

	Netherlands 0.4%
	Akzo Nobel NV	Chemicals		180	16,050
	Koninklijke Ahold Delhaize NV	Food & Staples Retailing		2,100	52,554

					68,604

franklintempleton.com	Semiannual Report	47

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin LibertyQ Global Equity ETF (continued)

		Industry	Shares	Value
	Common Stocks and Other Equity Interests (continued)
	New Zealand 0.2%
	Fisher & Paykel Healthcare Corp. Ltd.	Health Care Equipment & Supplies	1,286	$13,951
	Meridian Energy Ltd.	Independent Power and Renewable Electricity Producers	1,083	3,531
	Spark New Zealand Ltd.	Diversified Telecommunication Services	4,698	12,991

				30,473

	Norway 0.3%
	Mowi ASA	Food Products	900	20,791
	Telenor ASA	Diversified Telecommunication Services	1,344	27,003

				47,794

	Pakistan 0.0%†
	MCB Bank Ltd.	Banks	900	976
	Oil & Gas Development Co. Ltd.	Oil, Gas & Consumable Fuels	2,100	1,653

				2,629

	Philippines 0.0%†
	DMCI Holdings Inc.	Industrial Conglomerates	6,900	1,106
	Globe Telecom Inc.	Wireless Telecommunication Services	75	2,648
	Manila Electric Co.	Electric Utilities	630	4,498

				8,252

	Poland 0.0%†
	Powszechny Zaklad Ubezpieczen SA	Insurance	630	5,874

	Portugal 0.0%†
	Jeronimo Martins SGPS SA	Food & Staples Retailing	465	7,848

	Qatar 0.3%
	Barwa Real Estate Co.	Real Estate Management & Development	1,140	1,049
	Industries Qatar QSC	Industrial Conglomerates	4,050	12,136
	Masraf Al Rayan QSC	Banks	2,460	2,392
	Mesaieed Petrochemical Holding Co.	Chemicals	4,260	3,487
	Qatar Electricity & Water Co. QSC	Multi-Utilities	690	2,928
	Qatar Fuel QSC	Oil, Gas & Consumable Fuels	519	3,354
	Qatar Islamic Bank SAQ	Banks	1,590	6,812
	Qatar National Bank SAQ	Banks	5,820	30,834

				62,992

	Russia 2.0%
	Alrosa PJSC	Metals & Mining	7,797	8,953
	Evraz PLC	Metals & Mining	681	3,924
	Gazprom PJSC	Oil, Gas & Consumable Fuels	24,345	84,761
	Inter RAO UES PJSC	Electric Utilities	63,657	4,405
	LUKOIL PJSC	Oil, Gas & Consumable Fuels	1,101	91,421
	Magnitogorsk Iron & Steel Works	Metals & Mining	4,797	2,895
	MMC Norilsk Nickel PJSC	Metals & Mining	162	41,662
	Mobile TeleSystems PJSC, ADR	Wireless Telecommunication Services	1,086	8,797
	NLMK PJSC	Metals & Mining	3,216	7,049
c	Novatek PJSC, GDR, Reg S	Oil, Gas & Consumable Fuels	180	36,504
	Polymetal International PLC	Metals & Mining	321	4,509
	Polyus Gold OJSC	Metals & Mining	54	6,280
	Rosneft PJSC	Oil, Gas & Consumable Fuels	2,310	14,928
	Severstal PJSC	Metals & Mining	612	8,802
	Surgutneftegas PJSC	Oil, Gas & Consumable Fuels	14,640	7,988
	Tatneft PAO	Oil, Gas & Consumable Fuels	3,927	41,605
c	X5 Retail Group NV, GDR, Reg S	Food & Staples Retailing	99	3,477

				377,960

48	Semiannual Report	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin LibertyQ Global Equity ETF (continued)

		Industry		Shares	Value
	Common Stocks and Other Equity Interests (continued)
	Saudi Arabia 0.2%
	Al-Rajhi Bank	Banks		567	$9,568
	Itau Unibanco Holding SA	Specialty Retail		69	2,906
	National Commercial Bank	Banks		2	3
	National Commercial Bank	Banks		495	6,077
	Riyad Bank	Banks		552	3,591
	Saudi Arabian Fertilizer Co.	Chemicals		114	2,440
	Saudi Telecom Co.	Diversified Telecommunication Services		213	6,178
	Yanbu National Petrochemical Co.	Chemicals		177	2,524

					33,287

	Singapore 0.4%
	CapitaLand Mall Trust	Equity Real Estate Investment Trusts (REITs	)	4,500	8,558
	ComfortDelGro Corp. Ltd.	Road & Rail		4,500	7,810
	SATS Ltd.	Transportation Infrastructure		1,500	5,250
	Singapore Exchange Ltd.	Capital Markets		2,100	12,862
	Singapore Technologies Engineering Ltd.	Aerospace & Defense		3,000	8,330
	Singapore Telecommunications Ltd.	Diversified Telecommunication Services		15,900	35,642
	Venture Corp. Ltd.	Electronic Equipment, Instruments & Components		300	3,321
	Yangzijiang Shipbuilding Holdings Ltd.	Machinery		4,200	2,916

					84,689

	South Africa 0.3%
	Capitec Bank Holdings Ltd.	Banks		48	4,076
	Clicks Group Ltd.	Food & Staples Retailing		417	5,913
	Exxaro Resources Ltd.	Oil, Gas & Consumable Fuels		552	4,754
	Kumba Iron Ore Ltd.	Metals & Mining		141	3,482
	Mr. Price Group Ltd.	Specialty Retail		591	6,168
	RMB Holdings Ltd.	Diversified Financial Services		858	4,250
	Telkom SA SOC Ltd.	Diversified Telecommunication Services		534	2,486
	Tiger Brands Ltd.	Food Products		336	4,666
	Truworths International Ltd.	Specialty Retail		978	3,418
	Vodacom Group Ltd.	Wireless Telecommunication Services		1,173	9,256

					48,469

	South Korea 2.5%
	BGF Retail Co. Ltd.	Food & Staples Retailing		9	1,482
	BNK Financial Group Inc.	Banks		360	2,164
	Daelim Industrial Co. Ltd.	Construction & Engineering		30	2,608
	DB Insurance Co. Ltd.	Insurance		78	3,365
	Hana Financial Group Inc.	Banks		588	17,328
	Hankook Tire & Technology Co. Ltd.	Auto Components		99	2,669
	Hanwha Life Insurance Co. Ltd.	Insurance		810	1,612
	Hyundai Marine & Fire Insurance Co. Ltd.	Insurance		141	3,112
	Industrial Bank of Korea	Banks		630	6,952
	Kangwon Land Inc.	Hotels, Restaurants & Leisure		255	6,300
	KB Financial Group Inc.	Banks		708	25,274
	Kia Motors Corp.	Automobiles		246	9,378
	Korea Zinc Co. Ltd.	Metals & Mining		15	5,618
	KT&G Corp.	Tobacco		267	23,549
	Kumho Petrochemical Co. Ltd.	Chemicals		30	1,796
	LG Corp.	Industrial Conglomerates		159	9,305
	LG Uplus Corp.	Diversified Telecommunication Services		153	1,746
	Lotte Chemical Corp.	Chemicals		36	7,103
	NCsoft Corp.	Entertainment		21	9,147
c	Orange Life Insurance Ltd., Reg S	Insurance		60	1,357
	S-1 Corp.	Commercial Services & Supplies		39	3,199
	Samsung Electronics Co. Ltd.	Technology Hardware, Storage & Peripherals		4,542	186,252
	Samsung Fire & Marine Insurance Co. Ltd.	Insurance		42	7,830

franklintempleton.com	Semiannual Report	49

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin LibertyQ Global Equity ETF (continued)

		Industry	Shares	Value
	Common Stocks and Other Equity Interests (continued)
	South Korea (continued)
	Shinhan Financial Group Co. Ltd.	Banks	381	$13,314
	SK Hynix Inc.	Semiconductors & Semiconductor Equipment	1,491	102,462
	SK Telecom Co. Ltd.	Wireless Telecommunication Services	45	9,085
	Woongjin Coway Co. Ltd.	Household Durables	111	7,851

				471,858

	Spain 1.1%
	Aena SME SA	Transportation Infrastructure	51	9,341
	Banco de Sabadell SA	Banks	8,055	7,817
	Enagas SA	Gas Utilities	366	8,483
	Endesa SA	Electric Utilities	684	18,001
	Iberdrola SA	Electric Utilities	4,923	51,180
	Industria de Diseno Textil SA	Specialty Retail	2,112	65,391
	Red Electrica Corp. SA	Electric Utilities	567	11,519
	Repsol SA	Oil, Gas & Consumable Fuels	2,094	32,737

				204,469

	Sweden 0.3%
	Boliden AB	Metals & Mining	450	10,355
	Hennes & Mauritz AB, B	Specialty Retail	1,785	34,647
	Telia Co. AB	Diversified Telecommunication Services	3,915	17,548

				62,550

	Switzerland 2.7%
	EMS-Chemie Holding AG	Chemicals	15	9,349
	Geberit AG	Building Products	27	12,905
	Nestle SA	Food Products	1,845	200,348
	Partners Group Holding AG	Capital Markets	42	32,256
	Roche Holding AG	Pharmaceuticals	690	200,983
	Swiss Life Holding AG	Insurance	57	27,272
	Swisscom AG	Diversified Telecommunication Services	45	22,217

				505,330

	Taiwan 2.3%
	Advantech Co. Ltd.	Technology Hardware, Storage & Peripherals	1,000	8,800
	Catcher Technology Co. Ltd.	Technology Hardware, Storage & Peripherals	1,000	7,575
	Chicony Electronics Co. Ltd.	Technology Hardware, Storage & Peripherals	2,015	5,936
	China Development Financial Holding Corp.	Insurance	12,000	3,574
a	China Life Insurance Co. Ltd.	Insurance	3,717	2,947
	Chunghwa Telecom Co. Ltd.	Diversified Telecommunication Services	6,000	21,467
	Far EasTone Telecommunications Co. Ltd.	Wireless Telecommunication Services	3,000	7,011
	Feng Tay Enterprise Co. Ltd.	Textiles, Apparel & Luxury Goods	825	5,917
	Formosa Chemicals & Fibre Corp.	Chemicals	6,000	16,767
	Formosa Petrochemical Corp.	Oil, Gas & Consumable Fuels	3,000	9,496
	Formosa Plastics Corp.	Chemicals	7,000	21,322
	Largan Precision Co. Ltd.	Electronic Equipment, Instruments & Components	200	28,687
	Lite-On Technology Corp.	Technology Hardware, Storage & Peripherals	4,000	6,356
	Nan Ya Plastics Corp.	Chemicals	9,000	20,220
	Nanya Technology Corp.	Semiconductors & Semiconductor Equipment	3,000	7,784
	Novatek Microelectronics Corp. Ltd.	Semiconductors & Semiconductor Equipment	1,000	5,737
	Powertech Technology Inc.	Semiconductors & Semiconductor Equipment	2,000	5,621
	President Chain Store Corp.	Food & Staples Retailing	1,500	14,021
	Taiwan Business Bank	Banks	6,300	2,589
	Taiwan Mobile Co. Ltd.	Wireless Telecommunication Services	3,000	10,830
	Taiwan Semiconductor Manufacturing Co. Ltd.	Semiconductors & Semiconductor Equipment	23,000	201,647
	The Shanghai Commercial & Savings Bank Ltd.	Banks	3,000	5,038
	Vanguard International Semiconductor Corp.	Semiconductors & Semiconductor Equipment	2,000	4,042
	WPG Holdings Ltd.	Electronic Equipment, Instruments & Components	3,000	3,694

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin LibertyQ Global Equity ETF (continued)

		Industry		Shares	Value
	Common Stocks and Other Equity Interests (continued)
	Taiwan (continued)
	Yageo Corp.	Electronic Equipment, Instruments & Components		600	$4,767
	Yuanta Financial Holding Co. Ltd.	Capital Markets		6,000	3,578

					435,423

	Thailand 0.6%
	Advanced Info Service PCL	Wireless Telecommunication Services		2,100	15,105
	Airports of Thailand Public Co. Ltd., NVDR	Transportation Infrastructure		6,900	16,864
	Bumrungrad Hospital PCL	Health Care Providers & Services		900	3,767
	Home Product Center PCL, NVDR	Specialty Retail		12,300	6,877
	Intouch Holdings PCL	Wireless Telecommunication Services		3,000	6,425
	Land and Houses PCL, NVDR	Real Estate Management & Development		2,700	847
	PTT Exploration and Production PCL, NVDR	Oil, Gas & Consumable Fuels		1,800	7,121
	PTT Global Chemical PCL, NVDR	Chemicals		4,200	7,381
	PTT PCL	Oil, Gas & Consumable Fuels		19,200	29,034
	The Siam Cement PCL	Construction Materials		900	12,006

					105,427

	Turkey 0.2%
	BIM Birlesik Magazalar AS	Food & Staples Retailing		1,032	8,977
	Eregli Demir ve Celik Fabrikalari AS	Metals & Mining		3,552	4,309
	Ford Otomotiv Sanayi AS	Automobiles		255	2,682
	Haci Omer Sabanci Holding AS	Diversified Financial Services		540	915
	TAV Havalimanlari Holding AS	Transportation Infrastructure		423	1,768
	Tupras-Turkiye Petrol Rafinerileri AS	Oil, Gas & Consumable Fuels		330	8,387
	Turkcell Iletisim Hizmetleri AS	Wireless Telecommunication Services		1,935	4,458
a	Turkiye Garanti Bankasi AS	Banks		2,196	3,971
a	Turkiye Is Bankasi AS, C	Banks		2,433	2,702
	Turkiye Sise Ve Cam Fabrikalari AS	Industrial Conglomerates		1,182	978

					39,147

	United Arab Emirates 0.3%
	Abu Dhabi Commercial Bank PJSC	Banks		3,690	7,896
	Aldar Properties PJSC	Real Estate Management & Development		5,970	3,397
	Dubai Islamic Bank PJSC	Banks		2,499	3,572
	Emaar Development PJSC	Real Estate Management & Development		1,050	1,178
	Emirates Telecommunications Group Co. PJSC	Diversified Telecommunication Services		3,642	16,360
	First Abu Dhabi Bank PJSC	Banks		4,068	16,656

					49,059

	United Kingdom 6.9%
	Admiral Group PLC	Insurance		495	12,920
	Anglo American PLC	Metals & Mining		1,671	38,531
	Auto Trader Group PLC	Interactive Media & Services		1,395	8,767
	Barratt Developments PLC	Household Durables		2,427	19,380
	BHP Group PLC	Metals & Mining		3,009	64,237
	British Land Co. PLC	Equity Real Estate Investment Trusts (REITs	)	1,368	9,858
	BT Group PLC	Diversified Telecommunication Services		18,162	39,968
	Burberry Group PLC	Textiles, Apparel & Luxury Goods		897	24,031
	Centrica PLC	Multi-Utilities		4,272	3,882
	Compass Group PLC	Hotels, Restaurants & Leisure		2,751	70,954
	Direct Line Insurance Group PLC	Insurance		3,024	11,187
	easyJet PLC	Airlines		99	1,403
	GlaxoSmithKline PLC	Pharmaceuticals		9,180	197,358
	Hargreaves Lansdown PLC	Capital Markets		630	16,140
	Imperial Brands PLC	Tobacco		2,043	46,027
	Intertek Group PLC	Professional Services		258	17,416
	ITV PLC	Media		8,439	13,093
	Kingfisher PLC	Specialty Retail		3,435	8,754

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin LibertyQ Global Equity ETF (continued)

		Industry		Shares	Value
	Common Stocks and Other Equity Interests (continued)
	United Kingdom (continued)
	Land Securities Group PLC	Equity Real Estate Investment Trusts (REITs	)	1,080	$11,398
	Marks & Spencer Group PLC	Multiline Retail		3,248	7,383
	Mondi PLC	Paper & Forest Products		624	11,980
	Mondi PLC	Paper & Forest Products		144	2,758
	Next PLC	Multiline Retail		351	26,757
	Persimmon PLC	Household Durables		873	23,345
	RELX PLC	Professional Services		3,768	89,732
	Royal Dutch Shell PLC, A	Oil, Gas & Consumable Fuels		3,147	92,453
	Royal Dutch Shell PLC, B	Oil, Gas & Consumable Fuels		2,526	74,582
	SSE PLC	Electric Utilities		1,818	27,903
	Taylor Wimpey PLC	Household Durables		8,184	16,288
	The Berkeley Group Holdings PLC	Household Durables		267	13,750
	Unilever NV, IDR	Personal Products		2,757	165,763
	Unilever PLC	Personal Products		2,112	127,268
	Whitbread PLC	Hotels, Restaurants & Leisure		303	16,033

					1,311,299

	United States 53.2%
	AbbVie Inc.	Biotechnology		1,236	93,590
	Accenture PLC, A	IT Services		1,029	197,928
	AGNC Investment Corp.	Mortgage Real Estate Investment Trusts (REITs	)	1,032	16,605
	Air Products and Chemicals Inc.	Chemicals		177	39,269
	Altria Group Inc.	Tobacco		3,531	144,418
	Amcor PLC	Containers & Packaging		2,577	25,126
	American Electric Power Co. Inc.	Electric Utilities		834	78,137
	American Tower Corp.	Equity Real Estate Investment Trusts (REITs	)	396	87,567
	Amgen Inc.	Biotechnology		1,068	206,669
	Annaly Capital Management Inc.	Mortgage Real Estate Investment Trusts (REITs	)	2,787	24,526
	Apple Inc.	Technology Hardware, Storage & Peripherals		960	215,011
	Applied Materials Inc.	Semiconductors & Semiconductor Equipment		1,794	89,521
	AT&T Inc.	Diversified Telecommunication Services		5,739	217,164
a	AutoZone Inc.	Specialty Retail		21	22,777
	Best Buy Co. Inc.	Specialty Retail		486	33,529
a	Biogen Inc.	Biotechnology		390	90,800
	BorgWarner Inc.	Auto Components		138	5,062
	Bristol-Myers Squibb Co.	Pharmaceuticals		2,670	135,396
	Broadcom Inc.	Semiconductors & Semiconductor Equipment		354	97,729
	Broadridge Financial Solutions Inc.	IT Services		222	27,623
a	Burlington Stores Inc.	Specialty Retail		90	17,984
	C.H. Robinson Worldwide Inc.	Air Freight & Logistics		234	19,838
	Cabot Oil & Gas Corp., A	Oil, Gas & Consumable Fuels		348	6,114
a	Cadence Design Systems Inc.	Software		294	19,428
	Campbell Soup Co.	Food Products		333	15,624
a	Capri Holdings Ltd.	Textiles, Apparel & Luxury Goods		327	10,843
	Carnival Corp.	Hotels, Restaurants & Leisure		696	30,422
	CBS Corp., B	Media		270	10,900
	Celanese Corp., A	Chemicals		105	12,840
	Church & Dwight Co. Inc.	Household Products		222	16,703
	Cimarex Energy Co.	Oil, Gas & Consumable Fuels		90	4,315
	Cisco Systems Inc.	Communications Equipment		3,285	162,312
	Citrix Systems Inc.	Software		129	12,451
	Clorox Co.	Household Products		309	46,928
	Cognizant Technology Solutions Corp., A	IT Services		882	53,154
a	Copart Inc.	Commercial Services & Supplies		333	26,750
	Cummins Inc.	Machinery		276	44,897
	D.R. Horton Inc.	Household Durables		285	15,022
	Darden Restaurants Inc.	Hotels, Restaurants & Leisure		249	29,437
	Delta Air Lines Inc.	Airlines		303	17,453

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin LibertyQ Global Equity ETF (continued)

		Industry		Shares	Value
	Common Stocks and Other Equity Interests (continued)
	United States (continued)
	Dollar General Corp.	Multiline Retail		480	$76,291
	Dominion Energy Inc.	Multi-Utilities		636	51,541
	Dow Inc.	Chemicals		624	29,734
	Eli Lilly & Co.	Pharmaceuticals		1,557	174,119
	Equity Lifestyle Properties Inc.	Equity Real Estate Investment Trusts (REITs	)	72	9,619
	Erie Indemnity Co., A	Insurance		24	4,456
	Estee Lauder Cos. Inc., A	Personal Products		399	79,381
	Expeditors International of Washington Inc.	Air Freight & Logistics		312	23,178
	Extra Space Storage Inc.	Equity Real Estate Investment Trusts (REITs	)	180	21,028
a	F5 Networks Inc.	Communications Equipment		150	21,063
a	Facebook Inc., A	Interactive Media & Services		972	173,094
	FactSet Research Systems Inc.	Capital Markets		33	8,018
	Fastenal Co.	Trading Companies & Distributors		1,119	36,558
	Ford Motor Co.	Automobiles		5,652	51,772
	Fox Corp., A	Media		285	8,987
	Fox Corp., B	Media		150	4,731
	Garmin Ltd.	Household Durables		264	22,358
	General Mills Inc.	Food Products		1,032	56,884
	General Motors Co.	Automobiles		2,466	92,426
	Gilead Sciences Inc.	Biotechnology		2,514	159,337
	H&R Block Inc.	Diversified Consumer Services		459	10,842
	Hanesbrands Inc.	Textiles, Apparel & Luxury Goods		546	8,365
	HCP Inc.	Equity Real Estate Investment Trusts (REITs	)	444	15,820
	HollyFrontier Corp.	Oil, Gas & Consumable Fuels		258	13,839
	Hormel Foods Corp.	Food Products		615	26,894
	Illinois Tool Works Inc.	Machinery		285	44,600
	Ingredion Inc.	Food Products		132	10,790
	Intel Corp.	Semiconductors & Semiconductor Equipment		4,002	206,223
	International Business Machines Corp.	IT Services		1,353	196,753
	Intuit Inc.	Software		549	146,001
	J.B. Hunt Transport Services Inc.	Road & Rail		141	15,602
	Jack Henry & Associates Inc.	IT Services		162	23,647
	Johnson & Johnson	Pharmaceuticals		1,311	169,617
	Kellogg Co.	Food Products		357	22,973
	Kimberly-Clark Corp.	Household Products		657	93,327
	Kimco Realty Corp.	Equity Real Estate Investment Trusts (REITs	)	543	11,338
	KLA Corp.	Semiconductors & Semiconductor Equipment		342	54,532
	Kohl’s Corp.	Multiline Retail		345	17,133
	L Brands Inc.	Specialty Retail		360	7,052
	Lam Research Corp.	Semiconductors & Semiconductor Equipment		231	53,386
	Las Vegas Sands Corp.	Hotels, Restaurants & Leisure		666	38,468
	Lear Corp.	Auto Components		132	15,563
	Leggett & Platt Inc.	Household Durables		219	8,966
	Lockheed Martin Corp.	Aerospace & Defense		471	183,718
	Lowe’s Cos. Inc.	Specialty Retail		1,410	155,044
a	Lululemon Athletica Inc.	Textiles, Apparel & Luxury Goods		192	36,966
	LyondellBasell Industries NV, A	Chemicals		786	70,323
	Macy’s Inc.	Multiline Retail		615	9,557
	MarketAxess Holdings Inc.	Capital Markets		36	11,790
	Mastercard Inc., A	IT Services		720	195,530
	Maxim Integrated Products Inc.	Semiconductors & Semiconductor Equipment		534	30,924
	Merck & Co. Inc.	Pharmaceuticals		2,037	171,475
a	Mettler-Toledo International Inc.	Life Sciences Tools & Services		18	12,679
a	Micron Technology Inc.	Semiconductors & Semiconductor Equipment		2,076	88,957
	Microsoft Corp.	Software		1,422	197,701
a	Monster Beverage Corp.	Beverages		330	19,160
	Moody’s Corp.	Capital Markets		147	30,110

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin LibertyQ Global Equity ETF (continued)

		Industry		Shares	Value
	Common Stocks and Other Equity Interests (continued)
	United States (continued)
	MSCI Inc.	Capital Markets		159	$34,622
	National Retail Properties Inc.	Equity Real Estate Investment Trusts (REITs	)	198	11,167
	NetApp Inc.	Technology Hardware, Storage & Peripherals		225	11,815
	NIKE Inc., B	Textiles, Apparel & Luxury Goods		2,085	195,823
d	Nordstrom Inc.	Multiline Retail		228	7,677
	Nucor Corp.	Metals & Mining		276	14,051
a	NVR Inc.	Household Durables		7	26,021
a	O’Reilly Automotive Inc.	Specialty Retail		162	64,559
	Occidental Petroleum Corp.	Oil, Gas & Consumable Fuels		591	26,282
	OGE Energy Corp.	Electric Utilities		135	6,126
	Old Dominion Freight Line Inc.	Road & Rail		99	16,827
	Omnicom Group Inc.	Media		384	30,067
	PACCAR Inc.	Machinery		297	20,793
	Packaging Corp. of America	Containers & Packaging		78	8,276
	Paychex Inc.	IT Services		642	53,138
	PepsiCo Inc.	Beverages		1,416	194,134
	Pfizer Inc.	Pharmaceuticals		4,359	156,619
	Philip Morris International Inc.	Tobacco		2,136	162,186
	Phillips 66	Oil, Gas & Consumable Fuels		402	41,165
	PPL Corp.	Electric Utilities		591	18,611
	Public Service Enterprise Group Inc.	Multi-Utilities		834	51,775
	Public Storage	Equity Real Estate Investment Trusts (REITs	)	369	90,505
	PulteGroup Inc.	Household Durables		390	14,254
	Ralph Lauren Corp.	Textiles, Apparel & Luxury Goods		84	8,019
a	Regeneron Pharmaceuticals Inc.	Biotechnology		72	19,973
	Robert Half International Inc.	Professional Services		243	13,525
	Rockwell Automation Inc.	Electrical Equipment		93	15,326
	Rollins Inc.	Commercial Services & Supplies		249	8,483
	Ross Stores Inc.	Specialty Retail		867	95,240
	S&P Global Inc.	Capital Markets		417	102,157
	Seagate Technology PLC	Technology Hardware, Storage & Peripherals		678	36,470
	Simon Property Group Inc.	Equity Real Estate Investment Trusts (REITs	)	714	111,134
	Skyworks Solutions Inc.	Semiconductors & Semiconductor Equipment		402	31,858
	Snap-on Inc.	Machinery		75	11,740
	Southwest Airlines Co.	Airlines		252	13,611
	Starbucks Corp.	Hotels, Restaurants & Leisure		2,295	202,924
	Steel Dynamics Inc.	Metals & Mining		198	5,900
	Sysco Corp.	Food & Staples Retailing		852	67,649
	Tapestry Inc.	Textiles, Apparel & Luxury Goods		528	13,754
	Target Corp.	Multiline Retail		969	103,596
	TE Connectivity Ltd.	Electronic Equipment, Instruments & Components		321	29,911
	Texas Instruments Inc.	Semiconductors & Semiconductor Equipment		1,674	216,348
	The Gap Inc.	Specialty Retail		540	9,374
	The Hershey Co.	Food Products		339	52,542
	The Home Depot Inc.	Specialty Retail		945	219,259
	The Kroger Co.	Food & Staples Retailing		1,398	36,040
	The Procter & Gamble Co.	Household Products		1,707	212,317
	The TJX Cos. Inc.	Specialty Retail		2,802	156,183
	The Walt Disney Co.	Entertainment		1,341	174,759
	Tractor Supply Co.	Specialty Retail		237	21,434
	Tyson Foods Inc.	Food Products		522	44,965
a	Ulta Beauty Inc.	Specialty Retail		111	27,822
	Union Pacific Corp.	Road & Rail		1,050	170,079
	United Parcel Service Inc., B	Air Freight & Logistics		666	79,800
	Valero Energy Corp.	Oil, Gas & Consumable Fuels		732	62,396
	Ventas Inc.	Equity Real Estate Investment Trusts (REITs	)	429	31,330
	Verizon Communications Inc.	Diversified Telecommunication Services		3,174	191,583

54	Semiannual Report	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin LibertyQ Global Equity ETF (continued)

		Industry	Shares	Value
	Common Stocks and Other Equity Interests (continued)
	United States (continued)
	VF Corp.	Textiles, Apparel & Luxury Goods	573	$50,991
	Viacom Inc., B	Entertainment	561	13,481
	VMware Inc., A	Software	78	11,705
	W.W. Grainger Inc.	Trading Companies & Distributors	81	24,069
	Walgreens Boots Alliance Inc.	Food & Staples Retailing	1,077	59,569
	Waste Management Inc.	Commercial Services & Supplies	330	37,950
	WEC Energy Group Inc.	Multi-Utilities	510	48,501
	Xilinx Inc.	Semiconductors & Semiconductor Equipment	201	19,276

				10,071,638

	Total Common Stocks and Other Equity Interests (Cost $17,054,758)			18,507,305

	Management Investment Companies (Cost $186,027) 1.1%
	India 1.1%
	iShares MSCI India ETF	Diversified Financial Services	5,902	198,130

	Preferred Stocks 0.7%
	Brazil 0.4%
e	Itau Unibanco Holding SA, 4.930%, pfd.	Banks	3,900	32,798
e	Itausa-Investimentos Itau SA, 5.463%, pfd.	Banks	9,600	30,376
e	Telefonica Brasil SA, 6.735%, pfd.	Diversified Telecommunication Services	900	11,871

				75,045

	Germany 0.1%
e	Bayerische Motoren Werke AG, 6.909%, pfd.	Automobiles	108	5,999
e	Porsche Automobil Holding SE, 3.702%, pfd.	Automobiles	240	15,620

				21,619

	Russia 0.1%
e	Surgutneftegas PJSC, 20.342%, pfd.	Oil, Gas & Consumable Fuels	18,615	10,747
e	Transneft PJSC, 7.147%, pfd.	Oil, Gas & Consumable Fuels	1	2,309

				13,056

	South Korea 0.1%
e	LG Chem Ltd., 3.612%, pfd.	Chemicals	9	1,260
e	LG Household & Health Care Ltd., 1.206%, pfd.	Personal Products	3	1,934
e	Samsung Electronics Co. Ltd., 3.587%, pfd.	Technology Hardware, Storage & Peripherals	849	28,036

				31,230

	Total Preferred Stocks (Cost $125,451)			140,950

	Total Investments before Short Term Investments (Cost $17,366,236)			18,846,385

	Short Term Investments (Cost $3,375) 0.0%†
	Investments from Cash Collateral Received for Loaned Securities 0.0%†
	United States 0.0%†
f,g	Institutional Fiduciary Trust Portfolio, 1.71%			3,375

	Total Investments (Cost $17,369,611) 99.5%			18,849,760
	Other Assets, less Liabilities 0.5%			88,710

	Net Assets 100.0%			$18,938,470

franklintempleton.com	Semiannual Report	55

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin LibertyQ Global Equity ETF (continued)

See Abbreviations on page 81.

†Rounds to less than 0.1% of net assets.

aNon-income producing.

bSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. This security has been deemed liquid under guidelines approved by the Fund’s Board of Trustees. At September 30, 2019, the value of this security was $11,212, representing 0.1% of net assets.

cSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Fund’s Board of Trustees. At September 30, 2019, the aggregate value of these securities was $75,487, representing 0.3% of net assets.

dA portion or all of the security is on loan at September 30, 2019. See Note 1(d).

eVariable rate security. The rate shown represents the yield at period end.

fSee Note 3(c) regarding investments in affiliated management investment companies.

gThe rate shown is the annualized seven-day effective yield at period end.

At September 30, 2019, the Fund had the following futures contracts outstanding. See Note 1(c).

Futures Contracts

Description	Type	Number of Contracts	Notional Amount*	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Index Contracts
MSCI All Country World Index	Long	2	$52,100	12/20/19	$(813)

*As of period end.

56	Semiannual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST

Financial Highlights

Franklin LibertyQ International Equity Hedged ETF

	Six Months Ended September 30, 2019 (unaudited)	Year Ended March 31,
		2019	2018		2017[a]

Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$24.70	$24.25	$24.70		$25.45

Income from investment operations[b]:

Net investment income[c]	0.52	0.93	0.77		0.52

Net realized and unrealized gains (losses)	0.98	0.79	0.10		1.45

Total from investment operations	1.50	1.72	0.87		1.97

Less distributions from:

Net investment income and net foreign currency gains	(0.19)	(0.30)	(1.32)		(2.72)

Net realized gains	—	(0.97)	—		—

Total distributions	(0.19)	(1.27)	(1.32)		(2.72)

Net asset value, end of period	$26.01	$24.70	$24.25		$24.70

Total return[d]	6.11%	7.53%	3.47%		8.30%

Ratios to average net assets[e]

Expenses before waiver and payments by affiliates	0.40%	0.40%	1.42%	[f]	1.25%

Expenses net of waiver and payments by affiliates	0.40%	0.40%	0.40%	[f]	0.40%

Net investment income	4.17%	3.75%	3.07%		2.47%

Supplemental data

Net assets, end of period (000’s)	$10,406	$7,410	$9,702		$9,880

Portfolio turnover rate[g]	10.00%	39.24%	32.55%		19.09%

Portfolio turnover rate excluding portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely or in part for cash[g,h]	10.00%	—%	—%		—%

aFor the period June 1, 2016 (commencement of operations) to March 31, 2017.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return is not annualized for periods less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.

eRatios are annualized for periods less than one year.

fEffective December 1, 2017, the Fund replaced the prior fee structure with a unified management fee. See Note 3(a).

gPortfolio turnover rate excludes the value of portfolio securities received or delivered as a result of processing capital share transactions in Creation Units, if any.

hEffective September 30, 2019.

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Semiannual Report	57

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, September 30, 2019 (unaudited)

Franklin LibertyQ International Equity Hedged ETF

		Industry		Shares	Value
	Common Stocks and Other Equity Interests 98.7%
	Australia 22.0%
	AGL Energy Ltd.	Multi-Utilities		2,300	$29,722
	Alumina Ltd.	Metals & Mining		9,004	14,392
	Aristocrat Leisure Ltd.	Hotels, Restaurants & Leisure		1,768	36,488
	Aurizon Holdings Ltd.	Road & Rail		6,312	25,117
	Australia & New Zealand Banking Group Ltd.	Banks		3,868	74,402
	Australian Stock Exchange Ltd.	Capital Markets		556	30,401
	Bank of Queensland Ltd.	Banks		824	5,513
	Bendigo and Adelaide Bank Ltd.	Banks		1,188	9,206
	BHP Group Ltd.	Metals & Mining		7,848	194,362
	Bluescope Steel Ltd.	Metals & Mining		1,588	12,863
	Brambles Ltd.	Commercial Services & Supplies		5,548	42,657
	Cimic Group Ltd.	Construction & Engineering		308	6,533
	Coca-Cola Amatil Ltd.	Beverages		1,624	11,665
	Cochlear Ltd.	Health Care Equipment & Supplies		220	30,885
	Commonwealth Bank of Australia	Banks		4,016	218,935
	Computershare Ltd.	IT Services		1,248	13,594
	Crown Resorts Ltd.	Hotels, Restaurants & Leisure		1,184	9,623
	CSL Ltd.	Biotechnology		1,452	228,853
	Dexus	Equity Real Estate Investment Trusts (REITs	)	3,772	30,350
	Flight Centre Travel Group Ltd.	Hotels, Restaurants & Leisure		176	5,650
	Fortescue Metals Group Ltd.	Metals & Mining		5,448	32,335
	Goodman Group	Equity Real Estate Investment Trusts (REITs	)	3,928	37,566
	GPT Group	Equity Real Estate Investment Trusts (REITs	)	6,168	25,626
	Harvey Norman Holdings Ltd.	Multiline Retail		2,200	6,722
a	Harvey Norman Holdings Ltd., rts., 10/11/19	Multiline Retail		129	156
	Macquarie Group Ltd.	Capital Markets		652	57,641
	Medibank Private Ltd.	Insurance		10,700	24,536
	Mirvac Group	Equity Real Estate Investment Trusts (REITs	)	11,652	24,048
	National Australia Bank Ltd.	Banks		7,800	156,243
	REA Group Ltd.	Interactive Media & Services		168	12,262
	Rio Tinto Ltd.	Metals & Mining		1,448	90,502
	Rio Tinto PLC	Metals & Mining		3,448	178,839
	Scentre Group	Equity Real Estate Investment Trusts (REITs	)	13,128	34,797
	Sonic Healthcare Ltd.	Health Care Providers & Services		1,208	22,853
	South32 Ltd.	Metals & Mining		15,536	27,453
	Telstra Corp. Ltd.	Diversified Telecommunication Services		16,296	38,578
	Vicinity Centres	Equity Real Estate Investment Trusts (REITs	)	9,696	16,806
	Washington H. Soul Pattinson & Co. Ltd.	Oil, Gas & Consumable Fuels		264	3,745
	Wesfarmers Ltd.	Multiline Retail		3,976	106,728
	Westpac Banking Corp.	Banks		10,220	204,305
	Woodside Petroleum Ltd.	Oil, Gas & Consumable Fuels		2,148	46,910
	Woolworths Group Ltd.	Food & Staples Retailing		4,236	106,508

					2,286,370

	Austria 0.2%
	OMV AG	Oil, Gas & Consumable Fuels		404	21,687

	Belgium 0.3%
	Colruyt SA	Food & Staples Retailing		208	11,402
	Proximus SADP	Diversified Telecommunication Services		536	15,923

					27,325

	China 0.4%
	Sands China Ltd.	Hotels, Restaurants & Leisure		8,800	39,850

	Denmark 3.2%
	Coloplast AS, B	Health Care Equipment & Supplies		464	55,895
	Novo Nordisk AS, B	Pharmaceuticals		4,340	223,161
	Novozymes AS	Chemicals		528	22,204

58	Semiannual Report	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin LibertyQ International Equity Hedged ETF (continued)

		Industry		Shares	Value
	Common Stocks and Other Equity Interests (continued)
	Denmark (continued)
	Pandora AS	Household Durables		488	$19,588
	Tryg AS	Insurance		352	10,090

					330,938

	Finland 1.3%
	Elisa OYJ	Diversified Telecommunication Services		476	24,546
	Kone OYJ, B	Machinery		912	51,940
	Nokian Renkaat OYJ	Auto Components		384	10,834
	Orion OYJ	Pharmaceuticals		348	12,983
	UPM-Kymmene OYJ	Paper & Forest Products		1,240	36,662

					136,965

	France 4.4%
	Cie Generale des Etablissements Michelin SCA	Auto Components		496	55,372
	Covivio	Equity Real Estate Investment Trusts (REITs	)	116	12,279
	Eutelsat Communications SA	Media		360	6,701
	Hermes International	Textiles, Apparel & Luxury Goods		101	69,810
	Peugeot SA	Automobiles		1,908	47,593
	Renault SA	Automobiles		392	22,505
	Sanofi	Pharmaceuticals		2,120	196,593
	Societe BIC SA	Commercial Services & Supplies		92	6,178
	Societe Generale SA	Banks		1,664	45,606

					462,637

	Germany 1.6%
	Aroundtown SA	Real Estate Management & Development		1,960	16,035
	Continental AG	Auto Components		296	37,982
	Covestro AG	Chemicals		660	32,667
	Deutsche Lufthansa AG	Airlines		720	11,444
	E.ON SE	Multi-Utilities		3,216	31,271
	Hugo Boss AG	Textiles, Apparel & Luxury Goods		212	11,360
	Knorr-Bremse AG	Machinery		72	6,769
	TUI AG	Hotels, Restaurants & Leisure		1,240	14,452

					161,980

	Hong Kong 3.8%
	AIA Group Ltd.	Insurance		20,800	196,474
	CK Infrastructure Holdings Ltd.	Electric Utilities		2,000	13,458
	CLP Holdings Ltd.	Electric Utilities		4,600	48,321
	HKT Trust and HKT Ltd.	Diversified Telecommunication Services		12,000	19,042
	Hongkong Land Holdings Ltd.	Real Estate Management & Development		3,400	19,108
	Jardine Matheson Holdings Ltd.	Industrial Conglomerates		580	31,030
	Kerry Properties Ltd.	Real Estate Management & Development		2,500	7,702
	NWS Holdings Ltd.	Industrial Conglomerates		5,000	7,743
	Power Assets Holdings Ltd.	Electric Utilities		2,000	13,432
	Swire Properties Ltd.	Real Estate Management & Development		3,200	10,042
	Vitasoy International Holdings Ltd.	Food Products		1,200	4,860
b	WH Group Ltd., Reg S	Food Products		24,500	21,939
	Yue Yuen Industrial Holdings Ltd.	Textiles, Apparel & Luxury Goods		2,500	6,840

					399,991

	Ireland 0.0%†
	AIB Group PLC	Banks		1,096	3,255

	Israel 0.7%
	Bank Leumi Le-Israel BM	Banks		3,780	26,905
a	Check Point Software Technologies Ltd.	Software		372	40,734
	Israel Chemicals Ltd.	Chemicals		1,348	6,694

					74,333

franklintempleton.com	Semiannual Report	59

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin LibertyQ International Equity Hedged ETF (continued)

		Industry	Shares	Value
	Common Stocks and Other Equity Interests (continued)
	Italy 2.3%
	Enel SpA	Electric Utilities	11,660	$87,088
	Intesa Sanpaolo SpA	Banks	38,744	91,890
	Moncler SpA	Textiles, Apparel & Luxury Goods	496	17,682
b	Poste Italiane SpA, Reg S	Insurance	1,620	18,421
	Recordati SpA	Pharmaceuticals	172	7,381
	Snam SpA	Gas Utilities	2,784	14,065

				236,527

	Japan 21.6%
	ABC-Mart Inc.	Specialty Retail	92	5,848
	Advantest Corp.	Semiconductors & Semiconductor Equipment	260	11,487
	Aisin Seiki Co. Ltd.	Auto Components	400	12,565
	Asahi Kasei Corp.	Chemicals	3,200	31,504
	Astellas Pharma Inc.	Pharmaceuticals	6,100	86,836
	Bandai Namco Holdings Inc.	Leisure Products	600	37,363
	Bridgestone Corp.	Auto Components	1,800	69,685
	CANON Inc.	Technology Hardware, Storage & Peripherals	2,800	74,680
	Daicel Corp.	Chemicals	800	6,758
	Daito Trust Construction Co. Ltd.	Real Estate Management & Development	240	30,668
	Daiwa House Industry Co. Ltd.	Real Estate Management & Development	1,200	38,929
	Hoya Corp.	Health Care Equipment & Supplies	1,200	97,921
	Iida Group Holdings Co. Ltd.	Household Durables	400	6,507
	Isuzu Motors Ltd.	Automobiles	1,500	16,523
	ITOCHU Corp.	Trading Companies & Distributors	4,000	82,572
	Japan Airlines Co. Ltd.	Airlines	400	11,888
	Japan Post Bank Co. Ltd.	Banks	1,200	11,625
	Japan Tobacco Inc.	Tobacco	3,500	76,623
	JFE Holdings Inc.	Metals & Mining	1,000	12,029
	JXTG Holdings Inc.	Oil, Gas & Consumable Fuels	8,400	38,271
	Kajima Corp.	Construction & Engineering	1,273	16,691
	Kakaku.com Inc.	Interactive Media & Services	500	12,297
	KAO Corp.	Personal Products	1,364	100,765
	KDDI Corp.	Wireless Telecommunication Services	6,400	167,291
	Koito Manufacturing Co. Ltd.	Auto Components	260	12,702
	Marubeni Corp.	Trading Companies & Distributors	4,000	26,563
	Mitsubishi Chemical Holdings Corp.	Chemicals	3,700	26,365
	Mitsubishi Gas Chemical Co. Inc.	Chemicals	500	6,671
	Mizuho Financial Group Inc.	Banks	47,600	72,936
	MS&AD Insurance Group Holdings Inc.	Insurance	1,200	38,862
a	Nexon Co. Ltd.	Entertainment	800	9,704
	Nippon Telegraph & Telephone Corp.	Diversified Telecommunication Services	2,200	104,957
	Nissan Motor Co. Ltd.	Automobiles	7,200	44,909
	NTT DOCOMO Inc.	Wireless Telecommunication Services	5,000	127,365
	Obayashi Corp.	Construction & Engineering	2,000	19,912
	Oracle Corp. Japan	Software	133	11,531
	ORIX Corp.	Diversified Financial Services	2,800	41,738
	Pigeon Corp.	Household Products	200	8,244
	Sekisui House Ltd.	Household Durables	1,800	35,392
	Shionogi & Co. Ltd.	Pharmaceuticals	930	51,622
	Showa Denko K.K.	Chemicals	200	5,228
	Softbank Corp.	Wireless Telecommunication Services	2,300	31,156
	Subaru Corp.	Automobiles	2,100	59,070
	Sumco Corp.	Semiconductors & Semiconductor Equipment	400	5,367
	Sumitomo Chemical Co. Ltd.	Chemicals	3,200	14,360
	Suzuki Motor Corp.	Automobiles	900	38,198
	Taisei Corp.	Construction & Engineering	600	23,234
	Teijin Ltd.	Chemicals	400	7,684
	Tokyo Electron Ltd.	Semiconductors & Semiconductor Equipment	450	85,628

60	Semiannual Report	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin LibertyQ International Equity Hedged ETF (continued)

	Industry		Shares	Value
Common Stocks and Other Equity Interests (continued)
Japan (continued)
Tosoh Corp.	Chemicals		900	$11,892
Toyota Motor Corp.	Automobiles		3,469	231,620
USS Co. Ltd.	Specialty Retail		600	11,642
Yamaha Motor Co. Ltd.	Automobiles		600	10,870
Zozo Inc.	Internet & Direct Marketing Retail		700	16,141

				2,248,889

Luxembourg 0.1%
RTL Group SA	Media		132	6,349

Macau 0.4%
Galaxy Entertainment Group Ltd.	Hotels, Restaurants & Leisure		5,970	37,125
Wynn Macau Ltd.	Hotels, Restaurants & Leisure		3,600	7,026

				44,151

Netherlands 0.8%
Koninklijke Ahold Delhaize NV	Food & Staples Retailing		3,352	83,886

New Zealand 0.4%
Fisher & Paykel Healthcare Corp. Ltd.	Health Care Equipment & Supplies		1,888	20,481
Spark New Zealand Ltd.	Diversified Telecommunication Services		7,772	21,492

				41,973

Norway 0.9%
Mowi ASA	Food Products		1,460	33,728
Orkla ASA	Food Products		1,476	13,444
Telenor ASA	Diversified Telecommunication Services		2,337	46,954

				94,126

Portugal 0.1%
Jeronimo Martins SGPS SA	Food & Staples Retailing		732	12,354

Russia 0.1%
Evraz PLC	Metals & Mining		1,168	6,730

Singapore 1.4%
CapitaLand Mall Trust	Equity Real Estate Investment Trusts (REITs	)	7,200	13,693
ComfortDelGro Corp. Ltd.	Road & Rail		7,200	12,495
Jardine Cycle & Carriage Ltd.	Distributors		300	6,508
SATS Ltd.	Transportation Infrastructure		2,000	7,000
Singapore Exchange Ltd.	Capital Markets		3,600	22,049
Singapore Technologies Engineering Ltd.	Aerospace & Defense		4,800	13,328
Singapore Telecommunications Ltd.	Diversified Telecommunication Services		25,600	57,387
Venture Corp. Ltd.	Electronic Equipment, Instruments & Components		800	8,857
Yangzijiang Shipbuilding Holdings Ltd.	Machinery		7,600	5,276

				146,593

Spain 3.2%
Banco de Sabadell SA	Banks		14,468	14,041
Enagas SA	Gas Utilities		548	12,701
Endesa SA	Electric Utilities		1,064	28,002
Iberdrola SA	Electric Utilities		8,244	85,706
Industria de Diseno Textil SA	Specialty Retail		3,532	109,357
Red Electrica Corp. SA	Electric Utilities		1,336	27,142
Repsol SA	Oil, Gas & Consumable Fuels		3,292	51,465

				328,414

Sweden 1.7%
Atlas Copco AB	Machinery		1,084	29,415
Boliden AB	Metals & Mining		816	18,777

franklintempleton.com	Semiannual Report	61

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin LibertyQ International Equity Hedged ETF (continued)

	Industry		Shares	Value
Common Stocks and Other Equity Interests (continued)
Sweden (continued)
Hennes & Mauritz AB, B	Specialty Retail		2,948	$57,220
ICA Gruppen AB	Food & Staples Retailing		244	11,286
Swedbank AB, A	Banks		1,764	25,423
Telia Co. AB	Diversified Telecommunication Services		7,228	32,398

				174,519

Switzerland 5.6%
EMS-Chemie Holding AG	Chemicals		28	17,452
Geberit AG	Building Products		104	49,708
Partners Group Holding AG	Capital Markets		65	49,919
Roche Holding AG	Pharmaceuticals		776	226,033
Swiss Life Holding AG	Insurance		92	44,019
Swisscom AG	Diversified Telecommunication Services		80	39,497
Zurich Insurance Group AG	Insurance		420	160,898

				587,526

United Kingdom 22.2%
3i Group PLC	Capital Markets		2,572	36,972
Admiral Group PLC	Insurance		820	21,402
Anglo American PLC	Metals & Mining		2,848	65,671
Auto Trader Group PLC	Interactive Media & Services		2,404	15,109
BAE Systems PLC	Aerospace & Defense		8,520	59,845
Barratt Developments PLC	Household Durables		4,084	32,612
BHP Group PLC	Metals & Mining		5,076	108,364
British Land Co. PLC	Equity Real Estate Investment Trusts (REITs	)	2,556	18,420
BT Group PLC	Diversified Telecommunication Services		30,520	67,164
Burberry Group PLC	Textiles, Apparel & Luxury Goods		1,440	38,578
Centrica PLC	Multi-Utilities		15,204	13,816
Compass Group PLC	Hotels, Restaurants & Leisure		4,744	122,357
Diageo PLC	Beverages		4,740	194,684
Direct Line Insurance Group PLC	Insurance		4,572	16,914
easyJet PLC	Airlines		484	6,859
Experian PLC	Professional Services		2,532	81,094
GlaxoSmithKline PLC	Pharmaceuticals		10,261	220,598
Hargreaves Lansdown PLC	Capital Markets		1,008	25,824
Imperial Brands PLC	Tobacco		3,432	77,319
Intertek Group PLC	Professional Services		460	31,052
ITV PLC	Media		14,540	22,558
Kingfisher PLC	Specialty Retail		5,964	15,199
Land Securities Group PLC	Equity Real Estate Investment Trusts (REITs	)	2,252	23,766
Marks & Spencer Group PLC	Multiline Retail		5,200	11,819
Mondi PLC	Paper & Forest Products		1,084	20,812
Next PLC	Multiline Retail		584	44,518
Pearson PLC	Media		1,756	15,970
Persimmon PLC	Household Durables		1,452	38,828
RELX PLC	Professional Services		6,336	150,887
Royal Dutch Shell PLC, A	Oil, Gas & Consumable Fuels		4,060	119,275
Royal Dutch Shell PLC, B	Oil, Gas & Consumable Fuels		2,228	65,784
SSE PLC	Electric Utilities		3,128	48,009
Taylor Wimpey PLC	Household Durables		13,968	27,799
The Berkeley Group Holdings PLC	Household Durables		476	24,513
Unilever NV, IDR	Personal Products		3,364	202,259
Unilever PLC	Personal Products		3,324	200,302
Whitbread PLC	Hotels, Restaurants & Leisure		504	26,669

				2,313,621

Total Common Stocks and Other Equity Interests (Cost $10,051,746)				10,270,989

62	Semiannual Report	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin LibertyQ International Equity Hedged ETF (continued)

		Industry	Shares	Value
	Preferred Stocks 0.4%
	Germany 0.4%
c	Bayerische Motoren Werke AG, 6.909%, pfd.	Automobiles	152	$8,443
c	Fuchs Petrolub SE, 2.757%, pfd.	Chemicals	180	6,762
c	Porsche Automobil Holding SE, 3.702%, pfd.	Automobiles	396	25,774

	Total Preferred Stocks (Cost $44,673)			40,979

	Total Investments (Cost $10,096,419) 99.1%			10,311,968
	Other Assets, less Liabilities 0.9%			93,858

	Net Assets 100.0%			$10,405,826

See abbreviations on page 81.

†Rounds to less than 0.1% of net assets.

a Non-income producing.

b Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Fund’s Board of Trustees. At September 30, 2019, the aggregate value of these securities was $40,360, representing 0.4% of net assets.

cVariable rate security. The rate shown represents the yield at period end.

At September 30, 2019 the Fund had the following forward exchange contracts outstanding. See Note 1(c).

Forward Exchange Contracts

Currency	Counterparty[a]	Type	Quantity	Contract Amount	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Exchange Contracts
Australian Dollar	BOFA	Buy	3,026,267	2,041,005	10/2/2019	$60	$—
Australian Dollar	BOFA	Sell	3,026,267	2,049,661	10/2/2019	8,746	(149)
Danish Krone	BOFA	Buy	2,280,800	333,017	10/2/2019	17	—
Danish Krone	BOFA	Sell	2,280,800	337,712	10/2/2019	4,677	—
Euro	BOFA	Buy	1,491,067	1,625,513	10/2/2019	48	—
Euro	BOFA	Sell	1,491,067	1,646,643	10/2/2019	21,082	—
Great British Pound	HSBK	Buy	615,267	758,181	10/2/2019	12	—
Great British Pound	UBSW	Buy	615,267	758,178	10/2/2019	15	—
Great British Pound	BOFA	Buy	615,267	758,171	10/2/2019	22	—
Great British Pound	BOFA	Sell	615,267	754,860	10/2/2019	2,586	(5,919)
Great British Pound	HSBK	Sell	461,450	562,722	10/2/2019	2,589	(5,922)
Great British Pound	UBSW	Sell	1,538,167	1,880,285	10/2/2019	2,590	(5,941)
Israeli Shekel	BOFA	Buy	113,600	32,681	10/2/2019	2	—
Israeli Shekel	BOFA	Sell	113,600	32,178	10/2/2019	—	(505)
Japanese Yen	BOFA	Buy	229,385,733	2,122,405	10/2/2019	63	—
Japanese Yen	BOFA	Sell	57,346,433	530,582	10/2/2019	—	(35)
Japanese Yen	BOFA	Sell	172,039,300	1,624,356	10/2/2019	32,505	—
New Zealand Dollar	BOFA	Buy	64,533	40,464	10/2/2019	1	—
New Zealand Dollar	BOFA	Sell	64,533	40,791	10/2/2019	326	—
Norwegian Krone	BOFA	Buy	888,667	97,811	10/2/2019	—	(5)
Norwegian Krone	BOFA	Sell	222,167	24,810	10/2/2019	358	—
Norwegian Krone	BOFA	Sell	666,500	73,243	10/2/2019	—	(112)
Singapore Dollar	BOFA	Buy	200,400	144,906	10/2/2019	7	—
Singapore Dollar	BOFA	Sell	200,400	144,822	10/2/2019	208	(299)
Swedish Krona	BOFA	Buy	1,652,000	168,012	10/2/2019	8	—
Swedish Krona	BOFA	Sell	1,652,000	169,241	10/2/2019	1,221	—
Swiss Franc	MSCO	Buy	553,200	554,767	10/2/2019	14	—
Swiss Franc	MSCO	Sell	553,200	559,687	10/2/2019	4,907	—
Hong Kong Dollar	MSCO	Buy	3,477,333	443,594	10/3/2019	—	(23)
Hong Kong Dollar	MSCO	Sell	3,477,333	443,969	10/3/2019	397	—
Australian Dollar	BOFA	Sell	3,168,500	2,139,400	11/4/2019	—	(98)
Danish Krone	BOFA	Sell	2,315,500	338,976	11/4/2019	—	(28)

franklintempleton.com	Semiannual Report	63

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin LibertyQ International Equity Hedged ETF (continued)

Forward Exchange Contracts

Currency	Counterparty[a]	Type	Quantity	Contract Amount	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Exchange Contracts (continued)
Euro	BOFA	Sell	1,578,200	1,724,777	11/4/2019	$—	$(22)
Great British Pound	HSBK	Sell	630,208	777,601	11/4/2019	—	(38)
Great British Pound	UBSW	Sell	630,208	777,604	11/4/2019	—	(34)
Great British Pound	BOFA	Sell	630,208	777,625	11/4/2019	—	(14)
Hong Kong Dollar	MSCO	Sell	3,432,500	438,104	11/4/2019	6	—
Israeli Shekel	BOFA	Sell	119,100	34,319	11/4/2019	—	(4)
New Zealand Dollar	BOFA	Sell	66,500	41,730	11/4/2019	—	(1)
Norwegian Krone	BOFA	Sell	864,900	95,252	11/4/2019	6	—
Singapore Dollar	BOFA	Sell	202,400	146,401	11/4/2019	—	(13)
Swedish Krona	BOFA	Sell	1,738,800	177,218	11/4/2019	—	(12)
Swiss Franc	MSCO	Sell	589,700	593,022	11/4/2019	25	—
Japanese Yen	BOFA	Sell	247,132,200	2,291,688	11/5/2019	—	(42)

Total Forward Exchange Contracts						$82,498	$(19,216)

Net unrealized appreciation (depreciation)							$63,282

aMay be comprised of multiple contracts with the same counterparty, currency and settlement date.

At September 30, 2019, the Fund had the following futures contracts outstanding. See Note 1(c).

Futures Contracts

Description	Type	Number of Contracts	Notional Amount*	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Equity Contracts
MSCI All Country World Index	Long	2	$52,100	12/20/19	$(823)

*As of period end.

64	Semiannual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST

FINANCIAL STATEMENTS

Statements of Assets and Liabilities

September 30, 2019 (unaudited)

	Franklin LibertyQ Emerging Markets ETF	Franklin LibertyQ Global Dividend ETF	Franklin LibertyQ Global Equity ETF	Franklin LibertyQ International Equity Hedged ETF
Assets:
Investments in securities:
Cost – Unaffiliated issuers	$324,510,036	$16,450,291	$17,366,236	$10,096,419
Cost – Non-controlled affiliates (Note 3c)	1,150,250	—	3,375	—

Value – Unaffiliated issuers+	$335,505,221	$17,389,379	$18,846,385	$10,311,968
Value – Non-controlled affiliates (Note 3c)	1,150,250	—	3,375	—
Cash	—	11,467	9,952	792
Foreign currency, at value (cost $308,805, $30,189, $36,158 and $42,103)	308,628	30,025	35,925	41,743
Receivables:
Dividends and interest	900,947	84,567	48,888	51,886
Variation margin on futures contracts	4,165	—	—	—
Deposits with brokers for:
Futures contracts	44,200	2,701	2,701	2,701
Unrealized appreciation on OTC forward exchange contracts	—	—	—	82,498

Total assets	337,913,411	17,518,139	18,947,226	10,491,588

Liabilities:
Payables:
Investment securities purchased	—	41,349	—	63,580
Management fees	127,185	6,425	5,313	2,879
Variation margin on futures contracts	—	70	68	87
Funds advanced by custodian	1,282	—	—	—
Deferred tax	193,968	—	—	—
Payable upon return of securities loaned	1,150,250	—	3,375	—
Unrealized depreciation on OTC forward exchange contracts	—	—	—	19,216

Total liabilities	1,472,685	47,844	8,756	85,762

Net assets, at value	$336,440,726	$17,470,295	$18,938,470	$10,405,826

Net assets consist of:
Paid-in capital	$346,638,711	$15,911,698	$16,546,298	$9,786,556
Total distributable earnings (loss)	(10,197,985)	1,558,597	2,392,172	619,270

Net assets, at value	$336,440,726	$17,470,295	$18,938,470	$10,405,826

Shares outstanding	11,600,000	600,000	600,000	400,000

Net asset value per share	$29.00	$29.12	$31.56	$26.01

+Includes securities loaned	1,088,413	—	3,289	—

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FRANKLIN TEMPLETON ETF TRUST

FINANCIAL STATEMENTS

Statements of Operations

for the six months ended September 30, 2019 (unaudited)

	Franklin LibertyQ Emerging Markets ETF	Franklin LibertyQ Global Dividend ETF	Franklin LibertyQ Global Equity ETF	Franklin LibertyQ International Equity Hedged ETF
Investment income:
Dividends: (net of foreign taxes)[a]
Unaffiliated issuers	$10,093,231	$400,510	$370,180	$176,668
Interest from securities loaned:
Non-Controlled affiliates (Note 3c)	2,490	2,676	1,954	—

Total investment income	10,095,721	403,186	372,134	176,668

Expenses:
Management fees (Note 3a)	892,850	38,892	36,589	15,456
Other	1,631	36	28	14

Total expenses	894,481	38,928	36,617	15,470
Expenses waived/paid by affiliates (Note 3c)	(491)	(24)	(938)	—

Net expenses	893,990	38,904	35,679	15,470

Net investment income	9,201,731	364,282	336,455	161,198

Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers	(14,680,050)	(252,256)	(166,684)	(37,604)
In-kind redemptions	773,257	894,361	897,882	—
Foreign currency transactions	(279,969)	(514)	(3,530)	(1,069)
Foreign exchange contracts	—	—	(98)	303,358
Futures contracts	(154,313)	1,749	1,885	3,052

Net realized gain (loss)	(14,341,075)	643,340	729,455	267,737

Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers	(144,310)	(147,812)	(463,982)	28,325
Translation of other assets and liabilities denominated in foreign currencies	(1,171)	152	236	(26)
Futures contracts	(37,070)	(1,210)	(2,506)	(1,694)
Forward exchange contracts	—	—	—	1,604
Change in deferred taxes on unrealized appreciation	458,850	—	—	—

Net change in unrealized appreciation (depreciation)	276,299	(148,870)	(466,252)	28,209

Net realized and unrealized gain (loss)	(14,064,776)	494,470	263,203	295,946

Net increase (decrease) in net assets resulting from operations	$(4,863,045)	$858,752	$599,658	$457,144

[a]Foreign taxes withheld on dividends	$1,263,620	$28,152	$23,091	$14,313

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FRANKLIN TEMPLETON ETF TRUST

FINANCIAL STATEMENTS

Statements of Changes in Net Assets

	Franklin LibertyQ Emerging Markets ETF		Franklin LibertyQ Global Dividend ETF

	Six Months Ended September 30, 2019 (unaudited)	Year Ended March 31, 2019	Six Months Ended September 30, 2019 (unaudited)	Year Ended March 31, 2019
Increase (decrease) in net assets:
Operations:
Net investment income	$9,201,731	$12,098,074	$364,282	$567,843
Net realized gain (loss)	(14,341,075)	3,121,528	643,340	(35,818)
Net change in unrealized appreciation (depreciation)	276,299	(48,192,220)	(148,870)	24,564

Net increase (decrease) in net assets resulting from operations	(4,863,045)	(32,972,618)	858,752	556,589

Distributions to shareholders	(3,392,712)	(11,215,046)	(349,243)	(569,521)

Capital share transactions: (Note 2)	212,159	(12,217,518)	40,665	—

Net increase (decrease) in net assets	(8,043,598)	(56,405,182)	550,174	(12,932)
Net assets:
Beginning of period	344,484,324	400,889,506	16,920,121	16,933,053

End of period	$336,440,726	$344,484,324	$17,470,295	$16,920,121

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FRANKLIN TEMPLETON ETF TRUST

FINANCIAL STATEMENTS

Statements of Changes in Net Assets (continued)

	Franklin LibertyQ Global Equity ETF		Franklin LibertyQ International Equity Hedged ETF

	Six Months Ended September 30, 2019 (unaudited)	Year Ended March 31, 2019	Six Months Ended September 30, 2019 (unaudited)	Year Ended March 31, 2019
Increase (decrease) in net assets:
Operations:
Net investment income	$336,455	$556,124	$161,198	$263,448
Net realized gain (loss)	729,455	1,079,731	267,737	968,490
Net change in unrealized appreciation (depreciation)	(466,252)	(576,560)	28,209	(494,713)

Net increase (decrease) in net assets resulting from operations	599,658	1,059,295	457,144	737,225

Distributions to shareholders	(281,027)	(478,140)	(57,514)	(380,919)

Capital share transactions: (Note 2)	(6,101,460)	6,058,346	2,596,506	(2,648,534)

Net increase (decrease) in net assets	(5,782,829)	6,639,501	2,996,136	(2,292,228)
Net assets:
Beginning of period	24,721,299	18,081,798	7,409,690	9,701,918

End of period	$18,938,470	$24,721,299	$10,405,826	$7,409,690

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FRANKLIN TEMPLETON ETF TRUST

Notes to Financial Statements (unaudited)

1. Organization and Significant Accounting Policies

Franklin Templeton ETF Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of thirty-nine separate funds, four of which are included in this report (Funds) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP). Each of the Funds are an exchange traded fund (ETF) and seek to provide the investment results that closely correspond, before fees and expenses, to the performance of each Fund’s corresponding underlying index.

The following summarizes the Funds’ significant accounting policies.

a. Financial Instrument Valuation

The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Funds calculate the net asset value (NAV) per share as of 4 p.m. Eastern time each day the New York Stock Exchange (NYSE) is open for trading. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Funds’ administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Funds may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities and exchange traded funds listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. London time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.

Investments in open-end mutual funds are valued at the closing NAV.

Certain derivative financial instruments are centrally cleared or trade in the OTC market. The Funds’ pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Funds’ net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.

The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Funds primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time. In addition, trading in certain foreign markets may not take place on every Funds’ business day. Occasionally, events occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Funds’ portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. The VC monitors price movements for significant events following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Funds. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. Organization and Significant Accounting Policies (continued)

a. Financial Instrument Valuation (continued)

When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the Funds’ NAV is not calculated, which could result in differences between the value of the Funds’ portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Funds for financial reporting purposes.

b. Foreign Currency Translation

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. The Funds may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Portfolio securities and assets and liabilities denominated in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Board.

The Funds do not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments in the Statements of Operations.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c. Derivative Financial Instruments

Certain or all Funds invested in derivative financial instruments in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or losses in excess of the amounts shown in the Statements of Assets and Liabilities. Realized gain and loss and unrealized appreciation and depreciation on these contracts for the period are included in the Statements of Operations.

Collateral requirements differ by type of derivative. Collateral terms are contract specific for OTC derivatives. For OTC derivatives traded under an ISDA master agreement, posting of collateral is required by either the Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty exceeds the minimum transfer amount, which typically ranges from $100,000 to $250,000, and can vary depending on the counterparty and the type of the agreement. Generally, collateral is determined at the close of Fund business each day and any additional collateral required due to changes in derivative values may be delivered by the Fund or the counterparty the next business day, or within a few business days. Collateral pledged and/or received by the Fund, if any, is held in segregated accounts with the Fund’s custodian/counterparty broker and can be in the form of cash and/or securities. Unrestricted cash may be invested according to the Funds’ investment objectives. To the extent that the amounts due to the Fund from its counterparties are not subject to collateralization or are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.

Certain or all Funds entered into exchange traded futures contracts primarily to manage and/or gain exposure to equity price risk. A futures contract is an agreement between the Fund and a counterparty to buy or sell an asset at a specified price on a future date. Required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable in the Statements of Assets and Liabilities.

Certain or all Funds entered into OTC forward exchange contracts primarily to manage and/or gain exposure to certain foreign currencies. A forward exchange contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency at a specific exchange rate on a future date.

See Note 7 regarding other derivative information.

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

d. Securities Lending

Certain or all Funds participate in an agency based securities lending program to earn additional income. The Fund receives cash collateral against the loaned securities in an amount equal to at least 102% of the fair value of the loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the fair value of loaned securities, as determined at the close of Fund business each day; any additional collateral required due to changes in security values is delivered to the Fund on the next business day. The collateral is deposited into a joint cash account with other funds and is used to invest in a money market fund managed by Franklin Advisers, Inc. The Fund may receive income from the investment of cash collateral, in addition to lending fees and rebates paid by the borrower. Income from securities loaned, net of fees paid to the securities lending agent and/or third-party vendor, is reported separately in the Statements of Operations. The Fund bears the market risk with respect to the collateral investment, securities loaned, and the risk that the agent may default on its obligations to the Fund. If the borrower defaults on its obligation to return the securities loaned, the Fund has the right to repurchase the securities in the open market using the collateral received. The securities lending agent has agreed to indemnify the Fund in the event of default by a third party borrower.

e. Income and Deferred Taxes

It is each Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code. Each Fund intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required.

The Funds may be subject to foreign taxation related to income received, capital gains on the sale of securities and certain foreign currency transactions in the foreign jurisdictions in which the Funds invest. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Funds invest. When a capital gain tax is determined to apply, certain or all Funds record an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the valuation date.

Each Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based on its technical merits. As of September 30, 2019, each Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and are based on the statute of limitations in each jurisdiction in which the Fund invests.

f. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Estimated expenses are accrued daily. Dividend income is recorded on the ex-dividend date except for certain dividends from securities where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information is received by the Funds. Distributions to shareholders are recorded on the ex-dividend date. Distributable earnings are determined according to income tax regulations (tax basis) and may differ from earnings recorded in accordance with U.S. GAAP. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Common expenses incurred by the Trust are allocated among the Funds based on the ratio of net assets of each Fund to the combined net assets of the Trust. Certain Fund specific expenses are allocated directly to the Fund that incurred the expense. These expenses are paid by the Funds or by the investment manager, as applicable, according to the terms of the unified management fee agreement.

g. Accounting Estimates

The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

h. Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Funds, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

2. Shares of Beneficial Interest

Shares of the Funds are issued and redeemed at their respective NAV only in aggregations of a specified number of shares or multiples thereof (Creation Units). Only certain large institutional investors (Authorized Participants) may engage in creation or redemption transactions directly with the Funds. Once created, shares of the Funds generally trade in the secondary market in amounts less than one Creation Unit. The market price of the Funds’ shares will be based on the price in the secondary market which may be at, above or below the most recent NAV. Creation Units may be issued and redeemed in exchange for a designated portfolio of securities and/or cash (which may include cash in lieu of certain securities).

Authorized Participants pay a standard transaction fee to the shareholder servicing agent when purchasing or redeeming Creation Units of the Funds regardless of the number of Creation Units that are being created or redeemed on the same day by the Authorized Participant. The standard transaction fee is imposed to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units and is not charged to or paid by the Funds.

In addition, for cash Creation Unit transactions, a variable fee for creation transactions and redemption transactions may be charged to the Authorized Participant to cover certain brokerage, tax, foreign exchange, execution, market impact and other costs and expenses related to the execution of trades. Variable fees, if any, are included in capital share transactions in the Statements of Changes in Net Assets.

At September 30, 2019, there were an unlimited number of shares authorized (without par value). Transactions in the Funds’ shares were as follows:

	Franklin LibertyQ Emerging Markets ETF

	Six Months Ended September 30, 2019		Year Ended March 31, 2019

	Shares	Amount	Shares	Amount
Shares sold	400,000	$11,928,508	4,000,000	$121,573,734
Shares redeemed	(400,000)	(11,716,349)	(4,400,000)	(133,791,252)

Net increase (decrease)	—	$212,159	(400,000)	$(12,217,518)

	Franklin LibertyQ Global Dividend ETF

	Six Months Ended September 30, 2019		Year Ended March 31, 2019

	Shares	Amount	Shares	Amount
Shares sold	200,000	$5,641,207	—	$—
Shares redeemed	(200,000)	(5,600,542)	—	—

Net increase (decrease)	—	$40,665	—	$—

	Franklin LibertyQ Global Equity ETF

	Six Months Ended September 30, 2019		Year Ended March 31, 2019

	Shares	Amount	Shares	Amount
Shares sold	—	$—	400,000	$12,112,015
Shares redeemed	(200,000)	(6,101,460)	(200,000)	(6,053,669)

Net increase (decrease)	(200,000)	$(6,101,460)	200,000	$6,058,346

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

	Franklin LibertyQ International Equity Hedged ETF

	Six Months Ended September 30, 2019		Year Ended March 31, 2019

	Shares	Amount	Shares	Amount
Shares sold	100,000	$2,596,506	100,000	$2,422,854
Shares redeemed	—	—	(200,000)	(5,071,388)

Net increase (decrease)	100,000	$2,596,506	(100,000)	$(2,648,534)

3. Transactions with Affiliates

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton. Certain officers and trustees of the Funds are also officers and/or directors of the following subsidiaries:

Subsidiary	Affiliation
Franklin Advisers, Inc (Advisers)	Investment manager
Franklin Advisory Services, LLC (FASL)	Investment manager
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)	Principal underwriter

a. Management Fees

The Funds pay a unified management fee to Advisors whereby Advisors has agreed to reimburse the Funds’ acquired fund fee and expenses (if any) and pay all of the ordinary operating expenses of the Funds, including custody, transfer agency, and Trustee fees and expenses, among others, but excluding payments under the Funds’ Rule 12b-1 plan (if any), brokerage expenses (including any costs incidental to transactions in portfolio securities or instruments), taxes, interest (including borrowing costs and dividend expenses on securities sold short and overdraft charges), litigation expenses (including litigation to which the Trust or a Fund may be a party and indemnification of the Trustees and officers with respect thereto), and other non-routine or extraordinary expenses. The fees are based on the daily net assets of each of the Funds as follows:

Annualized Fee Rate
Franklin LibertyQ Emerging Markets ETF	0.45%
Franklin LibertyQ Global Dividend ETF	0.45%
Franklin LibertyQ Global Equity ETF	0.35%
Franklin LibertyQ International Equity Hedged ETF	0.40%

Prior to August 1, 2019, the Franklin LibertyQ Emerging Markets ETF paid fees to Franklin Advisers, Inc. of 0.55% per year based on the average daily net assets of the Fund.

b. Administrative Fees

Under an agreement with Advisers, FT Services provides administrative services to the Funds. The fee is paid by Advisers based on the Funds’ average daily net assets, and is not an additional expense of the Funds.

c. Investments in Affiliated Management Investment Companies

Certain or all Funds invest in one or more affiliated management investment companies for purposes other than exercising a controlling influence over the management or policies. Management fees paid by the Funds are waived on assets invested in the affiliated management investment companies, as noted in the Statements of Operations, in an amount not to exceed the

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

3. Transactions with Affiliates (continued)

c. Investments in Affiliated Management Investment Companies (continued)

management and administrative fees paid directly or indirectly by each affiliate. During the period ended September 30, 2019, investments in affiliated management investment companies were as follows:

	Value at Beginning of Period	Purchases	Sales	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value at End of Period	Number of Shares Held at End of Period	Investment Income

Franklin LibertyQ Emerging Markets ETF
Non-Controlled Affiliates								Income from securities loaned

Institutional Fiduciary Trust Money Market Portfolio 1.71%	$—	$9,207,490	$(8,057,240)	$—	$—	$1,150,250	1,150,250	$2,490

Franklin LibertyQ Global Equity ETF
Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market Portfolio 1.71%	$—	$150,335	$(146,960)	$—	$—	$3,375	3,375	$1,954

Franklin LibertyQ Global Dividend ETF
Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market Portfolio 1.71%	$—	$—	$—	$—	$—	$—	—	$2,676

d. Other Affiliated Transactions

At September 30, 2019, the shares of the Funds were owned by the following entities:

Funds	Shares	Percentage of Outstanding Shares[a]
Franklin LibertyQ Emerging Markets ETF
Franklin Conservative Allocation Fund	1,416,249	12.2%
Franklin Moderate Allocation Fund	3,458,865	29.8%
Franklin Growth Allocation Fund	3,019,830	26.0%
Franklin LifeSmart™ 2020 – 2055 Retirement Target Funds	1,023,723	8.8%
Franklin 529 Portfolios	1,075,802	9.3%

	9,994,469	86.1%

Franklin LibertyQ International Equity Hedged ETF
Franklin Resources Inc.	75,000	18.8%

aInvestment activities of significant shareholders could have a material impact on the Funds.

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

4. Income Taxes

For tax purposes, capital losses may be carried over to offset future capital gains, if any. At March 31, 2019, the capital loss carryforwards were as follows:

	Franklin LibertyQ Emerging Markets ETF	Franklin LibertyQ Global Dividend ETF	Franklin LibertyQ Global Equity ETF	Franklin LibertyQ International Equity Hedged ETF
Capital loss carryforwards:
Short term Long term	$7,245,482	$31,911	$7,366	$—
Long term	2,639,912	1,217	—	—

Total capital loss carryforwards	$9,885,394	$33,128	$7,366	$—

During the year ended March 31, 2019, the following Funds utilized capital loss carryforwards as follows:

Franklin LibertyQ Global Equity ETF	Franklin LibertyQ International Equity Hedged ETF
$3,601	$69,934

For tax purposes, the Funds may elect to defer any portion of a post-October capital loss or late-year ordinary loss to the first day of the following fiscal year. At March 31, 2019, Franklin LibertyQ International Equity Hedged ETF deferred losses of $11,086.

At September 30, 2019, the cost of investments, net unrealized appreciation (depreciation) and undistributed ordinary income for income tax purposes were as follows:

	Franklin LibertyQ Emerging Markets ETF	Franklin LibertyQ Global Dividend ETF	Franklin LibertyQ Global Equity ETF	Franklin LibertyQ International Equity Hedged ETF
Cost of investments	$325,660,286	$16,450,291	$17,369,611	$10,096,419

Unrealized appreciation	$37,005,033	$1,779,176	$2,364,247	$711,791
Unrealized depreciation	(26,009,848)	(840,088)	(884,098)	(496,242)

Net unrealized appreciation (depreciation)	$10,995,185	$939,088	$1,480,149	$215,549

Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of corporate actions, passive foreign investment company shares and wash sales.

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

5. Investment Transactions

Purchases and sales of investments (excluding short term securities and in-kind transactions, if any) for the period ended September 30, 2019, were as follows:

	Franklin LibertyQ Emerging Markets ETF	Franklin LibertyQ Global Dividend ETF	Franklin LibertyQ Global Equity ETF	Franklin LibertyQ International Equity Hedged ETF
Purchases	$87,821,539	$1,893,212	$3,955,338	$1,279,726
Sales	$81,418,220	$1,683,507	$4,304,588	$786,041

In-kind transactions associated with creation and redemptions for the period ended September 30, 2019, were as follows:

	Franklin LibertyQ Emerging Markets ETF	Franklin LibertyQ Global Dividend ETF	Franklin LibertyQ Global Equity ETF	Franklin LibertyQ International Equity Hedged ETF
Cost of Securities Received	$5,569,479	$5,394,156	$—	$2,562,962
Value of Securities Delivered	$5,344,522	$5,554,520	$5,608,433	$—

At September 30, 2019, in connection with securities lending transactions, certain or all Funds loaned investments and received cash collateral as follows:

	Franklin LibertyQ Emerging Markets ETF	Franklin LibertyQ Global Equity ETF
Securities lending transactions[a]:
Equity investments[b]	1,150,250	3,375

a The agreements can be terminated at any time.

b The gross amount of recognized liability for such transactions is included in payable upon return of securities loaned in the Statements of Assets and Liabilities.

6. Concentration of Risk

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local, regional and global economic, political and social conditions, which may result in greater market volatility. Current political and financial uncertainty surrounding the European Union may increase market volatility and the economic risk of investing in securities in Europe. In addition, certain foreign securities may not be as liquid as U.S. securities.

The United States and other nations have imposed and could impose additional sanctions on certain issuers in Russia due to regional conflicts. These sanctions could result in the devaluation of Russia’s currency, a downgrade in Russian issuers’ credit ratings, or a decline in the value and liquidity of Russian stocks or other securities. Such sanctions could also adversely affect Russia’s economy. Certain or all Funds may be prohibited from investing in securities issued by companies subject to such sanctions. In addition, if the Fund holds the securities of an issuer that is subject to such sanctions, an immediate freeze of that issuer’s securities could result, impairing the ability of the Fund to buy, sell, receive or deliver those securities. There is also the risk that countermeasures could be taken by Russia’s government, which could involve the seizure of the Fund’s assets. These risks could affect the value of the Funds’ portfolio. While the Funds hold securities of certain issuers impacted by the sanctions, existing investments do not presently violate the applicable terms and conditions of the sanctions. The sanctions currently do not affect the Fund’s ability to sell these securities. At September 30, 2019, Franklin LibertyQ Emerging Markets ETF had 10.8% of its net assets invested in Russia. The remaining Funds in the Trust did not have significant investment in Russia.

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

7. Other Derivative Information

At September 30, 2019, the Funds’ investments in derivative contracts are reflected in the Statements of Assets and Liabilities as follows:

	Asset Derivatives		Liability Derivatives

	Statements of Assets and Liabilities Location	Fair Value	Statements of Assets and Liabilities Location	Fair Value
Franklin LibertyQ Emerging Markets ETF

Equity contracts	Variation margin on futures contracts	$—	Variation margin on futures contracts	$20,860	[a]
Franklin LibertyQ Global Dividend ETF

Equity contracts	Variation margin on futures contracts	$—	Variation margin on futures contracts	$813	[a]
Franklin LibertyQ Global Equity ETF

Equity contracts	Variation margin on futures contracts	$—	Variation margin on futures contracts	$813	[a]
Franklin LibertyQ International Equity Hedged ETF

Equity contracts	Variation margin on futures contracts	$—	Variation margin on futures contracts	$823	[a]

Foreign exchange contracts	Unrealized appreciation on OTC forward exchange contracts	82,498	Unrealized depreciation on OTC forward exchange contracts	19,216

Totals		$82,498		$20,039

aThis amount reflects the cumulative appreciation (depreciation) of futures contracts as reported in the Statement of Investments. Only the variation margin receivable/payable at period end is separately reported within the Statements of Assets and Liabilities. Prior variation margin movements were recorded to cash upon receipt or payment.

For the period ended September 30, 2019, the effect of derivative contracts in the Funds’ Statements of Operations was as follows:

Derivative Contracts Not Accounted for as Hedging Instruments	Statements of Operations Locations	Net Realized Gain (Loss) for the Period	Statements of Operations Locations	Net Change in Unrealized Appreciation (Depreciation) for the Period
Franklin LibertyQ Emerging Markets ETF
	Net realized gain (loss) from:		Net change in unrealized appreciation (depreciation) on:

Equity contracts	Futures contracts	$(154,313)	Futures contracts	$(37,070)

Franklin LibertyQ Global Dividend ETF
	Net realized gain (loss) from:		Net change in unrealized appreciation (depreciation) on:

Equity contracts	Futures contracts	$1,749	Futures contracts	$(1,210)

Franklin LibertyQ Global Equity ETF
	Net realized gain (loss) from:		Net change in unrealized appreciation (depreciation) on:

Equity contracts	Futures contracts	$1,885	Futures contracts	$(2,506)

Foreign exchange contracts	Forward exchange contracts	(98)	Forward exchange contracts	—

Totals		$1,787		$(2,506)

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

7. Other Derivative Information (continued)

Derivative Contracts Not Accounted for as Hedging Instruments	Statements of Operations Locations	Net Realized Gain (Loss) for the Period	Statements of Operations Locations	Net Change in Unrealized Appreciation (Depreciation) for the Period
Franklin LibertyQ International Equity Hedged ETF
	Net realized gain (loss) from:		Net change in unrealized appreciation (depreciation) on:

Equity contracts	Futures contracts	$3,052	Futures contracts	$(1,694)

Foreign exchange contracts	Forward exchange contracts	303,358	Forward exchange contracts	1,604

Totals		$306,410		$(90)

For the period ended September 30, 2019, the average month end notional amount of futures contracts and average month end contract value for forward exchange contracts were as follows:

	Franklin LibertyQ Emerging Markets ETF	Franklin LibertyQ Global Dividend ETF	Franklin LibertyQ Global Equity ETF	Franklin LibertyQ International Equity Hedged ETF
Futures contracts	$1,962,518	$51,140	$90,909	$47,361
Forward exchange contracts	$—	$—	$—	$(7,878,523)

At September 30, 2019, the Funds’ OTC derivative assets and liabilities are as follows:

	Gross and Net Amounts of Assets and Liabilities Presented in the Statements of Assets and Liabilities

	Assets[a]	Liabilities[a]
Franklin LibertyQ International Equity Hedged ETF
Foreign exchange contracts	$82,498	$19,216

aAbsent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statements of Assets and Liabilities.

At September 30, 2019, the Funds’ OTC derivative assets, which may be offset against the Funds’ OTC derivative liabilities and collateral received from the counterparty, are as follows:

		Amounts Not Offset in the Statements of Assets and Liabilities

	Gross and Net Amounts of Assets Presented in the Statements of Assets and Liabilities	Financial Instruments Available for Offset	Financial Instruments Collateral Received	Cash Collateral Received	Net Amount (Not less than zero)
Franklin LibertyQ International Equity Hedged ETF
Counterparty
BOFA	$71,943	$(7,258)	$—	$—	$64,685
HSBK	2,601	(2,601)	—	—	—
MSCO	5,349	(23)	—	—	5,326
UBSW	2,605	(2,605)	—	—	—

Total	$82,498	$(12,487)	$—	$—	$70,011

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

At September 30, 2019, the Funds’ OTC derivative liabilities, which may be offset against the Funds’ OTC derivative assets and collateral pledged to the counterparty, are as follows:

		Amounts Not Offset in the Statements of Assets and Liabilities

	Gross and Net Amounts of Liabilities Presented in the Statements of Assets and Liabilities	Financial Instruments Available for Offset	Financial Instruments Collateral Pledged	Cash Collateral Pledged	Net Amount (Not less than zero)
Franklin LibertyQ International Equity Hedged ETF
Counterparty
BOFA	$7,258	$(7,258)	$—	$—	$—
HSBK	5,960	(2,601)	—	—	3,359
MSCO	23	(23)	—	—	—
UBSW	5,975	(2,605)	—	—	3,370

Total	$19,216	$(12,487)	$—	$—	$6,729

See Note 1(c) regarding derivative financial instruments.

See abbreviations on page 81.

8. Fair Value Measurements

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:

•	Level 1 – quoted prices in active markets for identical financial instruments
•	Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

A summary of inputs used as of September 30, 2019, in valuing the Funds’ assets and liabilities carried at fair value, is as follows:

	Level 1	Level 2	Level 3	Total

Franklin LibertyQ Emerging Markets ETF

Assets:
Investments in Securities:[a]
Equity Investments[b]	$335,497,470	$—	$—	$335,497,470
Corporate Bonds & Notes	—	7,751	—	7,751
Short-Term Investments	1,150,250	—	—	1,150,250

Total Investments in Securities	$336,647,720	$7,751	$—	$336,655,471

Liabilities:
Other Financial Instruments:
Futures Contracts	$20,860	$—	$—	$20,860

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

8. Fair Value Measurements (continued)

	Level 1	Level 2	Level 3	Total
Franklin LibertyQ Global Dividend ETF

Assets:
Investments in Securities:[a]
Equity Investments[b]	$17,389,379	$—	$—	$17,389,379

Liabilities:
Other Financial Instruments:
Futures Contracts	$813	$—	$—	$813

Franklin LibertyQ Global Equity ETF

Assets:
Investments in Securities:[a]
Equity Investments[b]	$18,846,385	$—	$—	$18,846,385
Short-Term Investments	3,375	—	—	3,375

Total Investments in Securities	$18,849,760	$—	$—	$18,849,760

Liabilities:
Other Financial Instruments:
Futures Contracts	$813	$—	$—	$813

Franklin LibertyQ International Equity Hedged ETF

Assets:
Investments in Securities:[a]
Equity Investments[b]	$10,311,968	$—	$—	$10,311,968

Other Financial Instruments:
Forward Exchange Contracts	$—	$82,498	$—	$82,498

Liabilities:
Other Financial Instruments:
Forward Exchange Contracts	$—	$19,216	$—	$19,216
Futures Contracts	823	—	—	823

Total Other Financial Instruments	$823	$19,216	$—	$20,039

aFor detailed categories, see the accompanying Statement of Investments.

bIncludes common and preferred stocks.

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

9. Subsequent Events

The Funds have evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

Abbreviations

Selected Portfolio
ADR	American Depositary Receipt
ETF	Exchange Traded Fund
GDR	Global Depositary Receipt
IDR	International Depositary Receipt
NVDR	Non-Voting Depositary Receipt
REIT	Real Estate Investment Trust

Counterparty
BOFA	Bank of America Corp.
HSBK	HSBC Bank PLC
IDR	International Depository Receipt
MSCO	Morgan Stanley
UBSW	UBS AG

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Tax Information (unaudited)

At March 31, 2019, more than 50% of the Fund’s total assets were invested in securities of foreign issuers. In most instances, foreign taxes were withheld from income paid to the Funds on these investments. As shown in the table below, the Funds hereby reports to shareholders the foreign source income and foreign taxes paid, pursuant to Section 853 of the Internal Revenue Code. This written statement will allow shareholders of record on June 12, 2019, to treat their proportionate share of foreign taxes paid by the Funds as having been paid directly by them. The shareholder shall consider these amounts as foreign taxes paid in the tax year in which they receive the Fund distribution.

The following tables provides a detailed analysis of foreign tax paid, foreign source income, and foreign source qualified dividends as reported by the Funds to shareholders of record.

Fund	Foreign Tax Paid Per Share	Foreign Source Income Per Share	Foreign Source Qualified Dividends Per Share
Franklin LibertyQ Emerging Markets ETF	$0.1304	$1.1480	$0.6459
Franklin LibertyQ Global Dividend ETF	$0.0550	$0.7031	$0.6089
Franklin LibertyQ International Equity Hedged ETF	$0.0606	$0.9806	$0.8693

Foreign Tax Paid Per Share is the amount per share available to you, as a tax credit (assuming you held your shares in the Fund for a minimum of 16 days during the 31-day period beginning 15 days before the ex-dividend date of the Fund’s distribution to which the foreign taxes relate), or, as a tax deduction.

Foreign Source Income Per Share is the amount per share of income dividends attributable to foreign securities held by the Fund, plus any foreign taxes withheld on these dividends. The amounts reported include foreign source qualified dividends that have not been adjusted for the rate differential applicable to such dividend income.1

Foreign Source Qualified Dividends Per Share is the amount per share of foreign source qualified dividends plus any foreign taxes withheld on these dividends. These amounts represent the portion of the Foreign Source Income Per Share that were derived from qualified foreign securities held by the Fund.1

By mid-February 2020, shareholders will receive Form 1099-DIV which will include their share of taxes paid and foreign source income distributed during the calendar year 2019. The Foreign Source Income reported on Form 1099-DIV has not been adjusted for the rate differential on foreign source qualified dividend income. Shareholders are advised to check with their tax advisors for information on the treatment of these amounts on their individual income tax returns.

1. Qualified dividends are taxed at reduced long term capital gains tax rates. In determining the amount of foreign tax credit that may be applied against the U.S. tax liability of individuals receiving foreign source qualified dividends, adjustments may be required to the foreign tax credit limitation calculation to reflect the rate differential applicable to such dividend income. The rules however permit certain individuals to elect not to apply the rate differential adjustments for capital gains and/or dividends for any taxable year. Please consult your tax advisor and the instructions to Form 1116 for more information.

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Shareholder Information

Board Approval of Investment Management Agreements

FRANKLIN TEMPLETON ETF TRUST

Franklin LibertyQ Emerging Markets ETF

Franklin LibertyQ Global Dividend ETF

Franklin LibertyQ Global Equity ETF

Franklin LibertyQ International Equity Hedged ETF

(each a Fund)

At an in-person meeting held on May 29, 2019 (Meeting), the Board of Trustees (Board) of Franklin Templeton ETF Trust (Trust), including a majority of the trustees who are not “interested persons” as defined in the Investment Company Act of 1940 (Independent Trustees), reviewed and approved the continuance of the investment management agreement between Franklin Advisory Services LLC (Manager) and the Trust, on behalf of each Fund (each a Management Agreement) for an additional one-year period. The Independent Trustees received advice from and met separately with Independent Trustee counsel in considering whether to approve the continuation of each Management Agreement. Although the Management Agreements for the Funds were considered at the same Board meeting, the Board considered the information provided to it about the Funds together and with respect to each Fund separately as the Board deemed appropriate.

In considering the continuation of each Management Agreement, the Board reviewed and considered information provided by the Manager at the Meeting and throughout the year at meetings of the Board and its committees. The Board also reviewed and considered information provided in response to a detailed set of requests for information submitted to the Manager by Independent Trustee counsel on behalf of the Independent Trustees in connection with the annual contract renewal process. In addition, prior to the Meeting, the Independent Trustees held a telephonic contract renewal meeting at which the Independent Trustees conferred amongst themselves and Independent Trustee counsel about contract renewal matters. The Board reviewed and considered all of the factors it deemed relevant in approving the continuance of each Management Agreement, including, but not limited to: (i) the nature, extent and quality of the services provided by the Manager; (ii) the investment performance of each Fund, as well as each Fund’s tracking error against a specified benchmark index as of a recent period; (iii) the costs of the services provided and profits realized by the Manager and its affiliates from the relationship with each Fund; (iv) the extent to which economies of scale are realized as each Fund grows; and (v) whether fee levels reflect these economies of scale for the benefit of Fund investors.

In approving the continuance of each Management Agreement, the Board, including a majority of the Independent Trustees, determined that the terms of each Management Agreement are fair and reasonable and that the continuance of such Management Agreement is in the best interests of the applicable Fund and its shareholders. While attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s determination.

NATURE, EXTENT AND QUALITY OF SERVICES. The Board reviewed and considered information regarding the nature, extent and quality of investment management services provided by the Manager and its affiliates to the Funds and their shareholders. This information included, among other things, the qualifications, background and experience of the senior management and investment personnel of the Manager; the structure of investment personnel compensation; oversight of third-party service providers; investment performance reports and related financial information for each Fund; reports on expenses; legal and compliance matters; risk controls; pricing and other services provided by the Manager and its affiliates; and management fees charged by the Manager and its affiliates to US funds and other accounts, including management’s explanation of differences among accounts where relevant. The Board noted management’s continuing efforts and expenditures in establishing effective business continuity plans and developing strategies to address areas of heightened concern in the registered fund industry, such as cybersecurity and liquidity risk management. The Board also recognized management’s commitment to facilitating Board oversight of liquidity through the designation of a liquidity/risk administrator and the development of reports that highlight the amount of illiquid investments for each Fund.

The Board also reviewed and considered the benefits provided to Fund shareholders of investing in a fund that is part of the Franklin Templeton family of funds. The Board noted the financial position of Franklin Resources, Inc. (FRI), the Manager’s parent, and its commitment to the registered fund business as evidenced by its continued introduction of new funds, reassessment of the fund offerings in response to the market environment and project initiatives and capital investments relating to the services provided to the Funds by the Franklin Templeton (FT) organization.

Following consideration of such information, the Board was satisfied with the nature, extent and quality of services provided by the Manager and its affiliates to the Funds and their shareholders.

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SHAREHOLDER INFORMATION

FUND PERFORMANCE. The Board reviewed and considered the performance results of each Fund for the one-year period ended February 28, 2019. The Board considered the performance returns for each Fund in comparison to the performance returns of registered funds deemed comparable to the Fund included in a universe (Performance Universe) selected by Broadridge Financial Solutions, Inc. (Broadridge), an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the registered funds included in a Performance Universe. The Board also reviewed and considered Fund performance reports provided and discussions that occurred with portfolio managers at Board meetings throughout the year. The Board noted its ongoing discussions with the Manager about the performance of the Funds to date and the importance of performance to asset growth. Specifically, the Board referenced earlier discussions with management on matters related to, among other things, the strategy behind the overall product line-up, the design and construction of the Manager’s proprietary indices, the comparability of peer data, the nature of the Manager’s research, the potential use of innovative data and technology, and investments in marketing and distribution. A summary of each Fund’s performance results is below.

The Performance Universe for the Franklin LibertyQ Emerging Markets ETF included the Fund and all retail and institutional emerging markets funds. The Performance Universe for the Franklin LibertyQ Global Dividend ETF included the Fund and all retail and institutional global equity income funds. The Performance Universe for the Franklin LibertyQ Global Equity ETF included the Fund and all retail and institutional global multi-cap growth funds. The Performance Universe for the Franklin LibertyQ International Equity Hedged ETF included the Fund and all retail and institutional international multi-cap growth funds. The Funds commenced operations on June 1, 2016, and thus have been in operation for less than three years. The Board noted that the Funds’ annualized total returns for the one-year period ended February 28, 2019 were above the medians and in the first (best) and second quintiles of their respective Performance Universes. The Board further noted that, in light of the Funds’ use of a “passive” or indexing investment approach, management evaluates the Funds based on their tracking error against a specified benchmark. The Board noted that for the one-year period ended February 28, 2019, each Fund’s tracking error was within the tolerance anticipated for such Fund. The Board concluded that the Funds’ performance was satisfactory.

COMPARATIVE FEES AND EXPENSES. The Board reviewed and considered information regarding each Fund’s actual total expense ratio and its various components, including, as applicable, management fees; transfer agent expenses; underlying fund expenses; Rule 12b-1 and non-Rule 12b-1 service fees; and other non-management fees. The Board considered the actual total expense ratio and, separately, the contractual management fee rate, without the effect of fee waivers, if any (Management Rate) of each Fund in comparison to the median expense ratio and median Management Rate, respectively, of other exchange-traded funds deemed comparable to and with a similar expense structure to the Fund selected by Broadridge (Expense Group). Broadridge fee and expense data is based upon information taken from each fund’s most recent annual report, which reflects historical asset levels that may be quite different from those currently existing, particularly in a period of market volatility. While recognizing such inherent limitation and the fact that expense ratios and Management Rates generally increase as assets decline and decrease as assets grow, the Board believed the independent analysis conducted by Broadridge to be an appropriate measure of comparative fees and expenses. The Broadridge Management Rate includes administrative charges. The Board received a description of the methodology used by Broadridge to select the exchange-traded funds included in an Expense Group.

Franklin LibertyQ Emerging Markets ETF – The Expense Group for the Fund was comprised of pure-index exchange-traded funds, which included the Fund and six other emerging markets funds. The Board noted that the Management Rate and actual total expense ratio for the Fund were equal the medians of its Expense Group. The Board also noted that effective December 1, 2017, each Fund implemented a unified management fee (Unified Fee). The Board further noted that pursuant to the Unified Fee arrangement the Manager reimburses each Fund for all of its acquired fund fees and expenses (if any) and pays all of the ordinary operating expenses of the Fund, except for (i) the Fund’s investment management fee, (ii) payments under the Fund’s Rule 12b-1 plan (if any), (iii) brokerage expenses, (iv) taxes, (v) interest (including borrowing costs and dividend expenses on securities sold short and overdraft charges), (vi) litigation expenses (including litigation to which the Trust or a Fund may be a party and indemnification of the Trustees and officers with respect thereto), and (vii) other non-routine or extraordinary expenses (Unified Fee Arrangement). The Board concluded that the Management Rate charged to the Fund is reasonable.

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SHAREHOLDER INFORMATION

Franklin LibertyQ Global Dividend ETF – The Expense Group for the Fund was comprised of pure-index exchange-traded funds, which included the Fund and seven other global equity income funds. The Board noted that the Management Rate and actual total expense ratio for the Fund were below the medians of its Expense Group. The Board also noted that effective December 1, 2017, the Fund implemented a Unified Fee. The Board further noted the terms of the Unified Fee Arrangement. The Board concluded that the Management Rate charged to the Fund is reasonable.

Franklin LibertyQ Global Equity ETF – The Expense Group for the Fund was comprised of pure-index exchange-traded funds, which included the Fund and three other global multi-cap core funds. The Board noted that the Management Rate for the Fund was equal to the median of its Expense Group and that the actual total expense ratio for the Fund was below the median of its Expense Group. The Board further noted the small size of the Expense Group. The Board also noted that effective December 1, 2017, the Fund implemented a Unified Fee. The Board further noted the terms of the Unified Fee Arrangement. The Board concluded that the Management Rate charged to the Fund is reasonable.

Franklin LibertyQ International Equity Hedged ETF – The Expense Group for the Fund was comprised of pure-index exchange-traded funds, which included the Fund and seven other international multi-cap growth funds. The Board noted that the Management Rate for the Fund was slightly above and the actual total expense ratio for the Fund was above the medians of its Expense Group. The Board also noted that effective December 1, 2017, the Fund implemented a Unified Fee. The Board further noted the terms of the Unified Fee Arrangement. The Board also noted the first quintile (best) performance of the Fund for the one-year period ended February 28, 2019 and the fact that such performance resulted in the Fund ranking number 5 out of its 500 peers included in the Performance Universe. The Board concluded that the Management Rate charged to the Fund is reasonable.

PROFITABILITY. The Board reviewed and considered information regarding the profits realized by the Manager and its affiliates in connection with the operation of each Fund. In this respect, the Board considered the Fund profitability analysis that addresses the overall profitability of FT’s US fund business, as well as its profits in providing investment management and other services to each of the individual funds during the 12-month period ended September 30, 2018, being the most recent fiscal year-end for FRI. The Board noted that although management continually makes refinements to its methodologies used in calculating profitability in response to organizational and product-related changes, the overall methodology has remained consistent with that used in the Funds’ profitability report presentations from prior years. Additionally, PricewaterhouseCoopers LLP, auditor to FRI and certain Franklin Templeton funds, has been engaged to periodically review and assess the allocation methodologies to be used solely by the Funds’ Board with respect to the profitability analysis.

The Board noted management’s belief that costs incurred in establishing the infrastructure necessary for the type of fund operations conducted by the Manager and its affiliates may not be fully reflected in the expenses allocated to each Fund in determining its profitability, as well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. The Board also noted management’s expenditures in improving shareholder services provided to the Funds, as well as the need to implement systems and meet additional regulatory and compliance requirements resulting from recent SEC and other regulatory requirements.

The Board also considered the extent to which the Manager and its affiliates might derive ancillary benefits from fund operations, including revenues generated from transfer agent services, potential benefits resulting from personnel and systems enhancements necessitated by fund growth, as well as increased leverage with service providers and counterparties. Based upon its consideration of all these factors, the Board concluded that the level of profits realized by the Manager and its affiliates from providing services to each Fund was not excessive in view of the nature, extent and quality of services provided to each Fund.

ECONOMIES OF SCALE. The Board reviewed and considered the extent to which the Manager may realize economies of scale, if any, as each Fund grows larger and whether each Fund’s management fee structure reflects any economies of scale for the benefit of shareholders. The Board considered that each Fund would likely experience benefits from the Unified Fee at the Fund’s projected asset levels because of the Manager’s contractual requirement to bear most of the Fund’s ordinary operating expenses. The Board noted that, under the Unified Fee, it is not anticipated that any of the Funds will generate significant, if any, profit for the Manager and/or its affiliates for some time. The Board also considered the Manager’s view that any analyses of potential economies of scale in managing a particular fund are inherently limited in

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SHAREHOLDER INFORMATION

light of the joint and common costs and investments the Manager incurs across the Franklin Templeton family of funds as a whole. The Board also noted that the Funds commenced operations on June 1, 2016 and that, as of December 31, 2018, each Fund’s net assets were below $20 million, except for those of the Franklin LibertyQ Emerging Markets ETF which were approximately $270 million. The Board recognized that there would not likely be any economies of scale for these Funds until each Fund’s assets grow.

CONCLUSION. Based on its review, consideration and evaluation of all factors it believed relevant, including the above-described factors and conclusions, the Board unanimously approved the continuation of each Management Agreement for an additional one-year period.

Proxy Voting Policies and Procedures

The Trust’s investment manager has established Proxy Voting Policies and Procedures (Policies) that the Trust uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Trust’s complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale, FL 33301, Attention: Proxy Group. Copies of the Trust’s proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission’s website at sec.gov and reflect the most recent 12-month period ended June 30.

Quarterly Statement of Investments

The Trust files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year as an exhibit to its report on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the Commission’s website at sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.

Premium/Discount Information

Information about the differences between the daily market price on the secondary market for the shares of the Funds and the Funds’ net asset value may be found on the Funds’ website at franklintempleton.com.

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Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.

To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.

Semiannual Report Franklin Templeton ETF Trust

Investment Manager	Distributor	Investor Services
Franklin Advisory Services, LLC	Franklin Templeton Distributors, Inc. (800) DIAL BEN®/342-5236 franklintempleton.com	Transfer Agent State Street Bank and Trust Company 1 Heritage Drive Mail Stop OHD0100 North Quincy, MA 02171
© 2019 Franklin Templeton Investments. All rights reserved.		ETF S 11/19

SEMIANNUAL REPORT

FRANKLIN TEMPLETON

ETF TRUST

September 30, 2019

Franklin Liberty International Opportunities ETF	Franklin Liberty U.S. Core Bond ETF
Franklin Liberty Investment Grade Corporate ETF	Franklin Liberty U.S. Low Volatility ETF

Internet Delivery of Fund Reports Unless You Request Paper Copies: Effective January 1, 2021, as permitted by the SEC, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request them from the Fund or your financial intermediary. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you have not signed up for electronic delivery, we would encourage you to join fellow shareholders who have. You may elect to receive shareholder reports and other communications electronically from the Fund by calling (800) 632-2301 or by contacting your financial intermediary.

You may elect to continue to receive paper copies of all your future shareholder reports free of charge by contacting your financial intermediary or, if you invest directly with a Fund, calling (800) 632-2301 to let the Fund know of your request. Your election to receive reports in paper will apply to all funds held in your account.

Franklin Templeton Investments

Successful investing begins with ambition. And achievement only comes when you reach for it. That’s why we continually strive to deliver better outcomes for investors. No matter what your goals are, our deep, global investment expertise allows us to offer solutions that can help.

During our more than 70 years of experience, we’ve managed through all kinds of markets—up, down and those in between. We’re always preparing for what may come next. It’s because of this, combined with our strength as one of the world’s largest asset managers that we’ve earned the trust of millions of investors around the world.

Visit franklintempleton.com/investor/investments-and-solutions/investment-options/etfs/ for fund updates and documents.

Not FDIC Insured	|	May Lose Value	|	No Bank Guarantee

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SEMIANNUAL REPORT

Franklin Liberty International Opportunities ETF

This semiannual report for Franklin Liberty International Opportunities ETF covers the period ended September 30, 2019.

Your Fund’s Goal and Main Investments

The Fund seeks long-term capital appreciation. Under normal market conditions, the Fund invests predominantly in equity securities in developed, developing and frontier markets outside of the U.S. across the entire market capitalization spectrum, including small- and mid-capitalization companies.

Performance Overview

During the six-month period, the Fund posted cumulative total returns of -0.36% based on market price and -0.36% based on net asset value (NAV). In comparison, the MSCI All Country World Index (ACWI) ex USA Index, which measures stock performance in global developed and emerging markets excluding the U.S., posted a +1.47% total return for the same period.1 You can find more of the Fund’s performance data in the Performance Summary beginning on page 6.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Economic and Market Overview

The global economy expanded during the six months ended September 30, 2019, despite weakness in certain regions. Global stocks were aided by upbeat economic data in some regions, encouraging corporate earnings reports, periods of optimism about a potential U.S.-China trade deal and monetary policy easing by major central banks. The U.S. Federal Reserve’s (Fed’s) patient approach to its monetary policy early in the period, rate cuts in July and September, and indications it will act appropriately to sustain U.S. economic expansion and achieve its inflation objective aided market sentiment.

However, markets also reflected concerns about political uncertainties in the U.S. (including the impeachment inquiry into U.S. President Donald Trump), geopolitical tensions in

Geographic Composition

Based on Total Net Assets as of 9/30/19

the eurozone and other regions, and the impact of U.S. trade disputes with China and other trading partners on global growth and corporate earnings. In this environment, global developed and emerging market stocks, as measured by the MSCI All Country World Index, posted a +3.91% total return for the six months under review.1

The U.S. economy grew during the six-month period. However, the economy moderated in 2019’s second and third quarters, due partly to weakness in inventory and business investment. The manufacturing sector expanded during the period’s first four months, but contracted in August and September 2019. The services sector continued to expand throughout the period, although the rate of expansion slowed in September. The unemployment rate decreased from 3.8% in March 2019 to 3.5% at period-end.2 The annual inflation rate, as measured by the Consumer Price Index, decreased from 1.9% in March 2019 to 1.7% at period-end.2

At its July 2019 meeting, the Fed lowered its target range for the federal funds rate for the first time since December 2008, to 2.00%–2.25%, citing muted inflation pressures and the potential effects of global trade tensions on economic growth. Furthermore, the Fed ended its balance sheet normalization

1. Source: Morningstar.

The index is unmanaged and includes reinvestment of any income or distributions. It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.

2. Source: U.S. Bureau of Labor Statistics.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 28.

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FRANKLIN LIBERTY INTERNATIONAL OPPORTUNITIES ETF

program earlier than previously indicated. In September, the Fed further lowered the federal funds target rate range to 1.75%–2.00%, reiterating the rationale cited at the July 2019 meeting.

In Europe, the U.K.’s quarterly gross domestic product (GDP) growth contracted in 2019’s second quarter, as Brexit uncertainties weighed on business sentiment. The Bank of England kept its key policy rate unchanged during the six-month period and lowered its GDP forecasts for 2019 and 2020. The eurozone’s quarterly GDP growth moderated in 2019’s second quarter and stabilized in the third quarter. The bloc’s annual inflation rate ended the period lower. The European Central Bank (ECB) kept its benchmark interest rate unchanged during the period. In September, the ECB announced it will start a new bond-buying program in November in an effort to boost the economy and increase inflation.

In Asia, Japan’s quarterly GDP growth moderated in 2019’s second quarter. The Bank of Japan (BOJ) left its benchmark interest rate unchanged and continued its stimulus measures during the six-month period. At its July and September meetings, the BOJ expressed its openness to increase stimulus in an effort to sustain economic growth and achieve its inflation goal.

In larger emerging markets, Brazil’s quarterly GDP growth accelerated in 2019’s second quarter. The Central Bank of Brazil lowered its benchmark interest rate twice during the six-month period. Russia’s annual GDP growth accelerated in 2019’s second quarter. The Bank of Russia cut its key interest rate three times during the period. China’s annual GDP growth moderated in 2019’s second and third quarters. The People’s Bank of China implemented an interest-rate reform in August, designating the loan prime rate as the new benchmark for household and business loans, effectively lowering interest rates in August and September. Overall, global emerging market stocks, as measured by the MSCI Emerging Markets Index, posted a -3.40% total return during the six months under review.1

Investment Strategy

The Fund’s individual country and sector weightings may vary significantly from its benchmark index, and investments will not necessarily be in the securities that comprise its benchmark index. The Fund’s exposure to various regions and markets will vary from time to time according to the investment manager’s opinions as to the prevailing conditions and prospects for these markets. In seeking to outperform the relevant market of each region, the investment manager consults with various local asset managers based in certain regions around the world (Sub-Advisors). Although the Sub-Advisors assist the investment manager in the selection of local securities, the

Top 10 Countries

9/30/19

% of Total Net Assets
Japan	13.7%
China	12.7%
United Kingdom	12.5%
Canada	6.6%
Spain	5.2%
Switzerland	4.7%
Italy	4.5%
India	4.3%
Germany	3.1%
Australia	2.8%

investment manager retains the sole discretion with respect to portfolio security selection. The Fund may enter into certain derivative transactions to seek to enhance Fund returns, increase liquidity, gain exposure to certain instruments or markets in a more efficient or less expensive way and/or hedge risks associated with its other portfolio investments.

When choosing equity investments for the Fund, we apply a research-driven, bottom-up, fundamental long-term approach, focusing on the market price of a company’s securities relative to our evaluation of the company’s long-term earnings, asset value and cash flow potential. We seek to invest in companies that we consider to be financially strong with favorable growth potential and sustainable competitive advantages. We may also consider, among other factors, a company’s price/ earnings ratio, profit margins and liquidation value.

Manager’s Discussion

During the reporting period, the Fund underperformed its benchmark, the MSCI ACWI ex USA Index, as stock selection in the consumer staples and consumer discretionary sectors detracted from relative results. Security selection in the energy and financials sectors contributed.

In the consumer staples sector, Ireland-based nutritional supplement manufacturer Glanbia was weak, after reporting disappointing first-half earnings, largely in its non-U.S. performance nutrition business. The company also cut its full-year guidance following the results. The U.S. business remains strong, however, and its SlimFast product continues to show strong momentum.

Several China-based internet stocks detracted from relative performance during the period. Detractors included travel service provider CTrip.com International, which has seen slower use of its travel services, given the greater economic uncertainty.

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FRANKLIN LIBERTY INTERNATIONAL OPPORTUNITIES ETF

Top 10 Sectors/Industries

9/30/19

% of Total Net Assets
Banks	12.4%
Pharmaceuticals	6.1%
Internet & Direct Marketing Retail	5.5%
Insurance	5.0%
Auto Components	4.0%
Interactive Media & Services	3.9%
Semiconductors & Semiconductor Equipment	3.7%
Trading Companies & Distributors	2.9%
Oil, Gas & Consumable Fuels	2.8%
Capital Markets	2.6%

Top 10 Holdings

9/30/19

Company Sector/Industry, Country	% of Total Net Assets
Alibaba Group Holding Ltd., ADR Internet & Direct Marketing Retail, China	2.9%
Roche Holding AG Pharmaceuticals, Switzerland	2.4%
Taiwan Semiconductor Manufacturing Co. Ltd. Semiconductors & Semiconductor Equipment, Taiwan	2.4%
Tencent Holdings Ltd. Interactive Media & Services, China	2.2%
Novartis AG Pharmaceuticals, Switzerland	2.0%
AIA Group Ltd. Insurance, Hong Kong	1.5%
Ping An Insurance (Group) Co. of China Ltd., H Insurance, China	1.5%
Vinci SA Construction & Engineering, France	1.5%
Silergy Corp. Semiconductors & Semiconductor Equipment, China	1.3%
Brookfield Asset Management Inc., A Capital Markets, Canada	1.3%

Italian multi-channel lender FinecoBank detracted, as political concerns in Italy and general worries about the regional economy weighed on the bank. Additionally, Italian bank Unicredit (not a Fund holding) sold a large stake in FinecoBank and took additional steps to make FinecoBank fully independent. Elsewhere in the sector, Norwegian online bank Sbanken hurt relative performance due to a selloff in European bank stocks amid concerns about the impact the low or negative interest-rate environment will have on the industry. Concerns about a slowdown in Sbanken’s loan growth also weighed on the stock following weaker mortgage lending in recent quarters.

In contrast, in the information technology sector, Taiwan-listed integrated circuit manufacturer Silergy and chip foundry Taiwan Semiconductor Manufacturing contributed to relative returns. Silergy has reported robust results recently, based on improving demand from its industrial and consumer end markets. Taiwan Semiconductor has also seen improving demand in recent quarters, which we believe could feed through to faster earnings growth.

Italy-based wealth manager Banca Generali contributed to relative returns as political uncertainties in Italy eased during the third calendar quarter and as it continues to take business away from structurally challenged Italian banks. The company has reported solid inflows in recent quarters, as more Italians look to generate higher investment returns in a low or negative interest-rate environment.

In the industrials sector, Italy-based electric cable manufacturer Prysmian bolstered relative returns after winning a large contract and as earnings growth has been robust in recent quarters. Prysmian has continued to see solid demand for its undersea electrical and telecommunications cables. Furthermore, we believe Prysmian could benefit from long-term secular trends such as the growing use of alternative energy sources and smart grid adoption.

The ETF did not use derivatives during the period.

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FRANKLIN LIBERTY INTERNATIONAL OPPORTUNITIES ETF

Thank you for your participation in Franklin Liberty International Opportunities ETF. We look forward to serving your future investment needs.

Purav A. Jhaveri, CFA,® FRM Portfolio Manager

The foregoing information reflects our analysis, opinions and portfolio holdings as of September 30, 2019, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

CFA® is a trademark owned by CFA Institute.

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FRANKLIN LIBERTY INTERNATIONAL OPPORTUNITIES ETF

Performance Summary as of September 30, 2019

Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not include brokerage commissions that may be payable on secondary market transactions. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (1/27/17), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV.

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 9/30/191

	Cumulative Total Return[2]		Average Annual Total Return[2]
	Based on NAV[3]	Based on market price[4]	Based on NAV[3]	Based on market price[4]
6-Month	-0.36%	-0.36%	-0.36%	-0.36%
1-Year	-3.14%	-3.26%	-3.14%	-3.26%
Since Inception (1/25/17)	+16.50%	+16.23%	+5.87%	+5.77%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 7 for Performance Summary footnotes.

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FRANKLIN LIBERTY INTERNATIONAL OPPORTUNITIES ETF

PERFORMANCE SUMMARY

Distributions (4/1/19–9/30/19)

Net Investment Income
$0.425161

Total Annual Operating Expenses5

With Waiver	Without Waiver
0.60%	2.34%

All investments involve risks, including possible loss of principal. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. Special risks are associated with foreign investing, including currency fluctuations, economic instability and political developments; investments in emerging markets involve heightened risks related to the same factors. Investments in developing markets involve heightened risks related to the same factors, in addition to those associated with their relatively small size and lesser liquidity. To the extent the Fund focuses on particular countries, regions, industries, sectors or types of investment from time to time, it may be subject to greater risks or adverse developments in such areas of focus than a fund that invests in a wider variety of countries, regions, industries or sectors, or investments. Smaller and midsize-company stocks have historically experienced more price volatility than larger-company stocks, especially over the short term. Investments in derivatives involve costs and create economic leverage, which may result in significant volatility and cause the Fund to participate in losses (as well as gains) that significantly exceed the Fund’s initial investment. The Fund’s prospectus also includes a description of the main investment risks.

ETFs trade like stocks, fluctuate in market value and may trade at prices above or below their net asset value. Brokerage commissions and ETF expenses will reduce returns.

1. The Fund has a fee waiver and/or expense reimbursement contractually guaranteed through 7/31/20. Fund investment results reflect the expense reduction; without this reduction, the results would have been lower.

2. Total return calculations represent the cumulative and average annual changes in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

3. Assumes reinvestment of distributions based on net asset value.

4. Assumes reinvestment of distributions based on market price.

5. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

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FRANKLIN LIBERTY INTERNATIONAL OPPORTUNITIES ETF

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing Fund costs, including management fees and other Fund expenses. All funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value.” You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $ 7.50, then 8.6 × $ 7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different ETFs. In addition, if transactional costs were included, your total costs would have been higher.

	Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)

Beginning Account Value 4/1/19	Ending Account Value 9/30/19	Expenses Paid During Period 4/1/19–9/30/19[1,2]	Ending Account Value 9/30/19	Expenses Paid During Period 4/1/19–9/30/19[1,2]	Net Annualized Expense Ratio[2]
$1,000.00	$996.40	$2.99	$1,022.00	$3.03	0.60%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 183/366 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements.

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Franklin Liberty Investment Grade Corporate ETF

This semiannual report for Franklin Liberty Investment Grade Corporate ETF covers the period ended September 30, 2019.

Your Fund’s Goal and Main Investments

The Fund seeks a high level of current income as is consistent with prudent investing, while seeking preservation of capital. Under normal market conditions, the Fund invests at least 80% of its net assets in investment-grade corporate debt securities and investments.

Performance Overview

During the six-month period, the Fund posted cumulative total returns of +7.92% based on market price and +7.88% based on net asset value (NAV).1 In comparison, the Bloomberg Barclays U.S. Corporate Investment Grade Index posted a +7.66% total return for the same period.1 You can find more of the Fund’s performance data in the Performance Summary beginning on page 12.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Economic and Market Overview

The U.S. economy expanded during the six months ended September 30, 2019. However, the economy moderated in 2019’s second and third quarters, due partly to weakness in inventory and business investment. The manufacturing sector expanded during the period’s first four months, but contracted in August and September 2019. The services sector continued to expand throughout the period, although the rate of expansion slowed in September. The unemployment rate decreased from 3.8% in March 2019 to 3.5% at period-end.2 The annual inflation rate, as measured by the Consumer Price Index, decreased from 1.9% in March 2019 to 1.7% at period-end.2

Top 10 Sectors/Industries

9/30/19

% of Total Net Assets
Banks	25.0%
Electric Utilities	7.0%
Oil, Gas & Consumable Fuels	5.9%
Insurance	5.3%
Health Care Providers & Services	4.9%
Pharmaceuticals	2.8%
Beverages	2.6%
Media	2.4%
Food Products	2.3%
Biotechnology	2.2%

At its July 2019 meeting, the U.S. Federal Reserve (Fed) lowered its target range for the federal funds rate for the first time since December 2008, to 2.00%–2.25%, citing muted inflation pressures and the potential effects of global trade tensions on economic growth. Furthermore, the Fed ended its balance sheet normalization program earlier than previously indicated. In September, the Fed further lowered the federal funds target rate range to 1.75%–2.00%, reiterating the rationale cited at the July 2019 meeting.

The 10-year Treasury yield, which moves inversely to its price, decreased during the period. The yield rose briefly at the start of the period, but fell to multi-year lows in 2019’s third quarter. Political uncertainties in the U.S. (including the impeachment inquiry into U.S. President Donald Trump), geopolitical tensions in certain regions, slower domestic and global economic growth, the Fed’s more accommodative monetary policy stance and expectations of more stimulus from global central banks weighed on the Treasury yield at certain points during the period. However, several better-than-expected U.S. economic reports and periods of optimism about a potential U.S.-China trade deal supported the yield. The 10-year yield persistently fell below certain short-term yields due to weaker economic data, escalating U.S. trade tensions with China and other trading partners, and the Fed’s recent monetary policy easing. Overall, the 10-year Treasury yield declined from 2.41% at the beginning of the period to 1.68% at period-end.

1. Source: Morningstar.

The index is unmanaged and includes reinvestment of any income or distributions. It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.

2. Source: Bureau of Labor Statistics.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 34.

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FRANKLIN LIBERTY INVESTMENT GRADE CORPORATE ETF

Investment Strategy

The Fund invests primarily in U.S. dollar-denominated corporate debt securities issued by U.S. and foreign companies. The Fund may invest in debt securities of any maturity or duration.

The Fund’s focus on the credit quality of its portfolio is intended to reduce credit risk and help to preserve the Fund’s capital. The Fund may also invest a portion of its assets in convertible securities, preferred securities and U.S. Treasury securities, and generally expects to invest a portion of its assets in cash, cash equivalents and high quality money market securities, including commercial paper, repurchase agreements and affiliated or unaffiliated money market funds. The Fund may invest up to 40% of its net assets in foreign securities, including those in developing markets, and up to 15% of its net assets in non-U.S. dollar-denominated securities. The Fund may enter into certain derivative transactions to seek to enhance Fund returns, increase liquidity, gain exposure to certain instruments or markets in a more efficient or less expensive way and/or hedge risks associated with its other portfolio investments.

In choosing investments, we select securities in various market sectors based on our assessment of changing economic, market, industry and issuer conditions. We use a top-down analysis of macroeconomic trends, combined with a bottom-up fundamental analysis of market sectors, industries and issuers, to try to take advantage of varying sector reactions to economic events. The Fund’s portfolio is constructed by taking into account our desired duration and yield curve exposure, total return potential, as well as the appropriate diversification and risk profile at the issue, company and industry level. We may utilize quantitative models to identify investment opportunities in order to construct a portfolio of investments for the Fund. Quantitative trading models are proprietary systems that rely on mathematical computations to identify trading opportunities.

Manager’s Discussion

The investment-grade corporate bond market performed well during the period, driven mostly by lower U.S. Treasury yields. Corporate bond spreads ended slightly tighter than their ending levels in March, but there was significant volatility within the period.

Slowing economic data, increasingly accommodative central banks and headlines about global trade disputes drove the market. S&P 500 corporate earnings were weaker compared to the previous year, but corporate credit metrics remained broadly stable. Government bond yields fell during the period, with the 10-year U.S. Treasury yield decreasing from 2.41% to 1.68%.

Top 10 Holdings

9/30/19

% of Total Net Assets
U.S. Treasury 30 Yr. Bond, 12/19/2019 Government Bonds	7.1%
Bank of America Corp., sub. bond, 4.183%, 11/25/2027 Banks	3.0%
Citigroup Inc., senior note, FRN, sub. note, 4.05%, 7/30/2022 Banks	2.7%
Morgan Stanley, senior bond, FRN thereafter, 3.591%, 7/22/2028 Capital Markets	2.7%
Credit Suisse Group Funding Guernsey Ltd., senior note, 3.80%, 9/15/2022 Banks	2.6%
HSBC Holdings PLC, senior note, 4.30%, 3/08/2026 Banks	2.5%
Marsh & McLennan Cos. Inc., senior bond, senior note, 3.875%, 3/15/2024 Insurance	2.5%
BB&T Corp., sub. bond, 3.875%, 3/19/2029 Banks	2.5%
JPMorgan Chase & Co., senior bond, FRN thereafter, sub. note, 3.375%, 5/01/2023 Banks	2.1%
Standard Chartered PLC, senior note, 144A, FRN thereafter, 3.885%, 3/15/2024 Banks	2.0%

Lower government bond yields globally increased demand for investment-grade corporate bonds, a higher yielding alternative. Corporate issuance remained below last year’s level, despite some companies taking advantage of low overall financing costs.

The Fund outperformed its benchmark on a net basis for the period. The Fund’s security selection was a major contributor to positive Fund performance, with quality and industry allocations also boosting results. In contrast, yield curve positioning was a slight detractor.

The Fund’s industry outperformance was driven by our holdings of government-related bonds. Major contributors on an individual company basis included AB Inbev, Enel and Verizon Communications. Detractors included Caterpillar, Duke Energy and British American Tobacco.

News stories continued to create volatility for the bond prices of some individual issuers held in the Fund. For example, news about fundamental developments and the reduction of debt by selling assets at companies including General

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Electric, Kraft Heinz Foods and AB Inbev caused significant spread movements during the period.

The Fund’s overweight position in BBB-rated bonds helped performance. This position was based on our view that these bonds offered what we considered attractive yields based on current valuations and economic conditions. We kept the Fund’s duration positioning close to neutral relative to the benchmark for most of the period.

What is the yield curve?

The yield curve is a line that plots the interest rates, at a set point in time, of bonds having equal credit quality but differing maturity dates. The most frequently reported yield curve compares three-month, two-year and 30-year U.S. Treasury debt.

What is duration?

Duration is a measure of a bond’s price sensitivity to interest-rate changes. In general, a portfolio of securities with a lower duration can be expected to be less sensitive to interest-rate changes than a portfolio with a higher duration.

The Fund held primarily cash bonds during the period, but used credit index derivatives to gain market exposure on a temporary, tactical basis. The Fund also used interest rate futures contracts to manage duration exposure.

Effective October 15, 2019, after period-end, Thomas Runkel, CFA, and Pururav Thoutireddy, Ph.D., were added as co-lead portfolio managers, joining current co-lead portfolio managers Marc Kremer, CFA, and Shawn Lyons, CFA.

Thank you for your participation in Franklin Liberty Investment Grade Corporate ETF. We look forward to serving your future investment needs.

Marc Kremer, CFA Co-Lead Portfolio Manager

Shawn Lyons, CFA Co-Lead Portfolio Manager

The foregoing information reflects our analysis, opinions and portfolio holdings as of September 30, 2019, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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FRANKLIN LIBERTY INVESTMENT GRADE CORPORATE ETF

Performance Summary as of September 30, 2019

Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not include brokerage commissions that may be payable on secondary market transactions. The performance tables do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (10/5/16), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV.

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 9/30/191

	Cumulative Total Return[2]		Average Annual Total Return[2]
	Based on NAV[3]	Based on market price[4]	Based on NAV[3]	Based on market price[4]
6-Month	+7.88%	+7.92%	+7.88%	+7.92%
1-Year	+12.54%	+12.77%	+12.54%	+12.77%
Since Inception (10/3/16)	+13.26%	+13.43%	+4.25%	+4.30%

	30 Day Standardized Yield[6]
Distribution Rate[5]	(with fee waiver)	(without fee waiver)
3.17%	2.70%	2.44%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 13 for Performance Summary footnotes.

12	Semiannual Report	franklintempleton.com

FRANKLIN LIBERTY INVESTMENT GRADE CORPORATE ETF

PERFORMANCE SUMMARY

Distributions (4/1/19–9/30/19)

Net Investment Income
$0.407158

Total Annual Operating Expenses7

With Fee Waiver	Without Fee Waiver
0.35%	1.07%

All investments involve risks, including possible loss of principal. Bond prices generally move in the opposite direction of interest rates. Thus, as the prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Distributions to shareholders may decline when prevailing interest rates fall or when the Fund experiences defaults on debt securities it holds. Changes in the financial strength of a bond issuer or in a bond’s credit rating may affect its value. The Fund’s investments in foreign securities involve certain risks including currency fluctuations, and economic and political uncertainties. Investments in developing markets involve heightened risks related to the same factors, in addition to those associated with their relatively small size and lesser liquidity. Investing in derivative securities and the use of foreign currency techniques involve special risks as such may not achieve the anticipated benefits and/or may result in losses to the Fund. The Fund’s prospectus also includes a description of the main investment risks.

ETFs trade like stocks, fluctuate in market value and may trade at prices above or below their net asset value. Brokerage commissions and ETF expenses will reduce returns.

1. The Fund has a fee waiver and/or expense reimbursement contractually guaranteed through 7/31/20. Fund investment results reflect the expense reduction; without this reduction, the results would have been lower.

2. Total return calculations represent the cumulative and average annual changes in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

3. Assumes reinvestment of distributions based on net asset value.

4. Assumes reinvestment of distributions based on market price.

5. Distribution rate is based on an annualization of the September dividend and the NAV per share on 9/30/19.

6. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.

7. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

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FRANKLIN LIBERTY INVESTMENT GRADE CORPORATE ETF

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing Fund costs, including management fees and other Fund expenses. All funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value.” You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

	Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)

Beginning Account Value 4/1/19	Ending Account Value 9/30/19	Expenses Paid During Period 4/1/19–9/30/19[1,2]	Ending Account Value 9/30/19	Expenses Paid During Period 4/1/19–9/30/19[1,2]	Net Annualized Expense Ratio[2]
$1,000.00	$1,078.80	$1.82	$1,023.25	$1.77	0.35%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 183/366 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements.

14	Semiannual Report	franklintempleton.com

Franklin Liberty U.S. Core Bond ETF

This semiannual report for Franklin Liberty U.S. Core Bond ETF covers the period since the Fund’s inception on September 17, 2019, through September 30, 2019.

Your Fund’s Goal and Main Investments

The Fund seeks total return. Under normal market conditions, the Fund invests at least 80% of its net assets in bonds of U.S. issuers.

Performance Overview

For the period since inception on September 17, 2019, through September 30, 2019, the Fund posted cumulative total returns of +0.86% based on market price and +0.74% based on net asset value (NAV). In comparison, the Bloomberg Barclays U.S. Aggregate Bond Index, which tracks the U.S. investment-grade, taxable bond market, posted a +0.97% total return.1 You can find more of the Fund’s performance data in the Performance Summary beginning on page 18.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Economic and Market Overview

The U.S. economy expanded at a moderate pace during the period since the Fund’s inception. The unemployment rate and the annual inflation rate, as measured by the Consumer Price Index, were 3.5% and 1.7% at period-end, respectively.2 At its September 2019 meeting, the U.S. Federal Reserve lowered its target range from 2.00%–2.25% to 1.75%–2.00%, citing muted inflation pressures and the potential effects of global trade tensions on economic growth. The 10-year Treasury yield, which moves inversely to its price, decreased during the period from 1.81% to 1.68%.

Portfolio Composition

Based on Total Net Assets as of 9/30/19

U.S. Government & Agency Securities	31.3%
Corporate Bonds & Notes	29.0%
Mortgage-Backed Securities	25.0%
Municipal Bonds	4.4%
Long Futures	2.3%
Foreign Government and Agency Securities	0.9%

Investment Strategy

The Fund invests predominantly in investment-grade bonds of U.S. issuers, including government, corporate-debt, mortgage-backed and asset-backed securities. The Fund’s investments in mortgage-backed securities include securities that are issued or guaranteed by the U.S. government, its agencies or instrumentalities, and private issuers, including commercial mortgage-backed securities. Under normal market conditions, the Fund is generally expected to have sector, credit and duration exposures comparable to its benchmark index. However, we make investment decisions based upon our own fundamental analysis, which affects the Fund’s sector, credit and duration exposures so that they may vary from the benchmark index.

In addition, the Fund may purchase or sell mortgage-backed securities on a delayed delivery or forward commitment basis through the to-be-announced (TBA) market. With TBA transactions, the particular securities to be delivered must meet specified terms and conditions.

For purposes of pursuing its investment goal, the Fund may enter into various interest-rate and credit-related derivatives, principally U.S. Treasury futures, interest-rate swaps and credit default swaps. The use of these derivative transactions may allow the Fund to obtain net long or short exposures to select interest rates, durations or credit risks. The Fund may enter into certain derivative transactions to seek to enhance Fund returns, increase liquidity, gain exposure to certain instruments or markets in a more efficient or less expensive way and/or hedge risks associated with its other portfolio investments.

1. Source: Morningstar.

2. Source: Bureau of Labor Statistics.

The index is unmanaged and includes reinvestment of any income or distributions. It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 45.

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FRANKLIN LIBERTY U.S. CORE BOND ETF

In choosing investments, we select securities in various market sectors based on our assessment of changing economic, market, industry and issuer conditions. We use a top-down analysis of macroeconomic trends, combined with a bottom-up fundamental analysis of market sectors, industries and issuers, to try to take advantage of varying sector reactions to economic events. We may consider selling a security when we believe the security has become fully valued due to either its price appreciation or changes in the issuer’s fundamentals, or when we believe another security is a more attractive investment opportunity.

Manager’s Discussion

During the short period since the Fund’s inception on September 17, 2019, through September 30, 2019, the portfolio slightly underperformed the benchmark Bloomberg Barclays U.S. Aggregate Bond Index. We invested the portfolio during a period of inflows, and the major detractor was our slightly underweighted duration positioning in a declining rate environment. In contrast, security selection within our investment-grade corporate credit exposure contributed to performance, although this effect was slightly offset by negative security selection within our fixed-rate agency mortgage-backed securities bucket.

In terms of derivatives, we utilized Treasury futures for duration management of the portfolio.

Top 10 Fund Holdings

9/30/19

% of Total Net Assets
U.S. Treasury Note , 2.75%, 9/15/2021	25.4%
Federal National Mortgage Association , 4.50%, 10/01/2049	24.5%
U.S. Treasury Bond , 2.75%, 11/15/2042	5.9%
U.S. Treasury 5 Yr. Note , 12/31/2019	2.3%
Contra Costa Community College District GO, Refunding, 2.926%, 8/01/2038	1.8%
S E Alabama State Gas Supply District Gas Supply, Revenue, Libor-Project #2, Series B, 2.25%, 6/01/2049	0.9%
California State GO, Various Purpose, 3.00%, 10/01/2037	0.9%
Texas State Water Development Board Revenue, State Water Implementation Fund, Master Trust, Series A, 4.00%, 10/15/2044	0.8%
Capital One Financial Corp., senior bond, senior note, 3.75%, 3/09/2027	0.7%
Bank of America Corp., senior note, senior sub. bond, 4.25%, 10/22/2026	0.6%

16	Semiannual Report	franklintempleton.com

FRANKLIN LIBERTY U.S. CORE BOND ETF

Thank you for your participation in Franklin Liberty U.S. Core Bond ETF. We look forward to serving your future investment needs.

David Yuen, CFA, FRM Co-Lead Portfolio Manager

Amy Cooper, CFA Co-Lead Portfolio Manager

Patrick Klein, Ph.D. Co-Lead Portfolio Manager

Tina Chou Co-Lead Portfolio Manager

The foregoing information reflects our analysis, opinions and portfolio holdings as of September 30, 2019, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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FRANKLIN LIBERTY U.S. CORE BOND ETF

Performance Summary as of September 30, 2019

Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not include brokerage commissions that may be payable on secondary market transactions. The performance tables do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale or redemption of Fund shares.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (9/19/19), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV.

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 9/30/191

	Cumulative Total Return[2]		Average Annual Total Return[2]
	Based on NAV[3]	Based on market price[4]	Based on NAV[3]	Based on market price[4]
Since Inception (9/17/19)	+0.74%	+0.86%	+0.74%	+0.86%

30 Day Standardized Yield[6]
Distribution Rate[5]	(with fee waiver)	(without fee waiver)
0.00%[7]	—	—

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 19 for Performance Summary footnotes.

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FRANKLIN LIBERTY U.S. CORE BOND ETF

PERFORMANCE SUMMARY

Distributions (9/17/19–9/30/19)

Net Investment Income
$0.003862

Total Annual Operating Expenses8

With Fee Waiver	Without Fee Waiver
0.15%	0.19%

All investments involve risks, including possible loss of principal. Interest rate movements, unscheduled mortgage prepayments and other risk factors will affect the Fund’s share price and yield. Bond prices, and thus a Fund’s share price, generally move in the opposite direction of interest rates. Therefore, as the prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Changes in the financial strength of a bond issuer or in a bond’s credit rating may affect its value. The Fund’s prospectus also includes a description of the main investment risks.

ETFs trade like stocks, fluctuate in market value and may trade at prices above or below their net asset value. Brokerage commissions and ETF expenses will reduce returns.

1. The Fund has a fee waiver and/or expense reimbursement contractually guaranteed through 7/31/21. Fund investment results reflect the expense reduction; without this reduction, the results would have been lower.

2. Total return calculations represent the cumulative and average annual changes in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

3. Assumes reinvestment of distributions based on net asset value.

4. Assumes reinvestment of distributions based on market price.

5. Distribution rate is based on an annualization of the September dividend and the NAV per share on 9/30/19.

6. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders. The Fund launched on 9/17/19 and yields cannot be produced until the Fund has been in existence for 30 days. This value will not be calculated until 10/31/19.

7. Amount rounds to less than 0.01% per share.

8. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

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FRANKLIN LIBERTY U.S. CORE BOND ETF

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing Fund costs, including management fees and other Fund expenses. All funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value.” You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $ 7.50, then 8.6 x $ 7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

	Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)

Beginning Account Value[1]	Ending Account Value 9/30/19	Expenses Paid During Period 9/17/19–9/30/19[2,3]	Ending Account Value 9/30/19	Expenses Paid During Period 4/1/19–9/30/19[2,3]	Net Annualized Expense Ratio[3]
$1,000.00	$1,007.40	$0.05	$1,024.25	$0.76	0.15%

1. 9/17/19 for Actual; 4/1/19 for Hypothetical.

2. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 183/366 to reflect the one-half year period. For Actual expenses, the mutliplier is 13/366 to reflect the number of days since commencement of operations.

3. Reflects expenses after fee waivers and expense reimbursements.

20	Semiannual Report	franklintempleton.com

Franklin Liberty U.S. Low Volatility ETF

This semiannual report for Franklin Liberty U.S. Low Volatility ETF covers the period ended September 30, 2019.

Your Fund’s Goal and Main Investments

The Fund seeks capital appreciation with an emphasis on lower volatility. Under normal market conditions, the Fund invests at least 80% of its net assets in U.S. investments.

Performance Overview

During the six-month period, the Fund posted cumulative total returns of +9.42% based on market price and +9.52% based on net asset value (NAV). In comparison, the Russell 1000® Index posted a +5.73% total return for the same period.1 You can find more of the Fund’s performance data in the Performance Summary beginning on page 24.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Economic and Market Overview

The U.S. economy expanded during the six months ended September 30, 2019. However, the economy moderated in 2019’s second and third quarters, due partly to weakness in inventory investment and business investment. The manufacturing sector expanded during the period’s first four months, but contracted in August and September 2019. The services sector continued to expand throughout the period, although the rate of expansion slowed in September. The unemployment rate decreased from 3.8% in March 2019 to 3.5% at period-end.2 The annual inflation rate, as measured by the Consumer Price Index, decreased from 1.9% in March 2019 to 1.7% at period-end.2

At its July 2019 meeting, the U.S. Federal Reserve (Fed) lowered its target range for the federal funds rate for the first time since December 2008, to 2.00%–2.25%, citing muted inflation pressures and the potential effects of global trade

Top 10 Sectors/Industries

9/30/19

% of Total Net Assets
Information Technology	21.8%
Health Care	13.2%
Financials	13.0%
Consumer Discretionary	10.7%
Communication Services	9.9%
Industrials	9.6%
Consumer Staples	7.1%
Energy	4.1%
Real Estate	4.0%
Utilities	3.3%

tensions on economic growth. Furthermore, the Fed ended its balance sheet normalization program earlier than previously indicated. In September, the Fed further lowered the federal funds target rate range to 1.75%–2.00%, reiterating the rationale cited at the July 2019 meeting.

U.S. equity markets overall rose during the period, benefiting from upbeat economic data and U.S. corporate earnings, the Fed’s rate cuts and investor optimism about further monetary easing. However, markets reflected concerns about political uncertainties in the U.S. (including the impeachment inquiry into U.S. President Donald Trump), geopolitical tensions in certain regions, and the impact of U.S. trade disputes with China and other trading partners on global growth and corporate earnings. These concerns were partly alleviated at certain points during the period by easing trade tensions and optimism about a potential U.S.-China trade deal. The broad U.S. stock market, as measured by the Standard & Poor’s® 500 Index (S&P 500®), generally trended higher in the period’s first four months, reaching a new all-time high in July. Stocks retreated in August, due to escalating trade tensions and heightened concerns about U.S. and global economic growth, but recovered in September amid easing trade tensions and investor optimism about the upcoming U.S.-China trade negotiations in October 2019. Overall, the S&P 500 posted a +6.08% total return for the six-month period.3

1. Source: Morningstar. Frank Russell Company is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company.

The index is unmanaged and includes reinvestment of any income or distributions. It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.

2. Source: Bureau of Labor Statistics.

3. Source: Morningstar.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 41.

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FRANKLIN LIBERTY U.S. LOW VOLATILITY ETF

Investment Strategy

The Fund invests primarily in equity securities (principally common stocks) of U.S. companies.4 The Fund seeks capital appreciation, while providing a lower level of volatility than the broader equity market as measured by the Russell 1000® Index, meaning the Fund seeks returns that fluctuate less than the returns of the Russell 1000® Index. We apply a fundamentally driven “bottom-up” research process to create a starting universe of eligible securities across a large number of sectors derived from the holdings of a number of Franklin Templeton equity funds. The investment manager screens that universe on a quarterly basis in order to identify those securities with the lowest realized volatility relative to their corresponding sectors. The Fund’s sector weightings generally are based on the current sector weightings within the Russell 1000® Index. Individual securities in the Fund’s portfolio are generally weighted equally within each sector. The investment manager may, from time to time, make adjustments to the Fund’s portfolio as a result of corporate actions, changes to the volatility profile of the Fund’s holdings, or for risk management related purposes.

Manager’s Discussion

During the period, the Fund outperformed the Russell 1000® Index benchmark. Most sectors contributed to relative performance with key contributors in the information technology (IT), health care and financials sectors. Conversely, the energy sector was a detractor during the period.

In the IT sector, electronic payment processor Total System Services was a major contributor. Shares of the company appreciated following its acquisition by a global payments provider. Strong sales growth and raised guidance was a boost for the shares of Synopsys, a software provider to the semiconductor industry. We believe the company is uniquely positioned to address the growing need and demand for complex chip designs. Semiconductor manufacturer Texas Instruments reported financial results over the period that were solidly ahead of consensus estimates. We believe analog is the most attractive product segment in the semiconductor industry, and Texas Instruments is a leading market share analog semiconductor company. In contrast, underweightings in strong performing shares of Microsoft and Apple dampened relative returns.

Top 10 Holdings

9/30/19

Company Sector/Industry	% of Total Net Assets
Oracle Corp. Information Technology	1.5%
Amphenol Corp., A Information Technology	1.5%
International Business Machines Corp. Information Technology	1.5%
Automatic Data Processing Inc. Information Technology	1.5%
Apple Inc. Information Technology	1.5%
Cisco Systems Inc. Information Technology	1.5%
AT&T Inc. Communication Services	1.4%
Texas Instruments Inc. Information Technology	1.5%
Synopsys Inc. Information Technology	1.5%
Verizon Communications Inc. Communication Services	1.4%

Higher revenue from strong volume growth lifted the shares of diagnostic testing company Quest Diagnostics and boosted results in the health care sector. In the financials sector, insurance company W.R. Berkley contributed to returns. A major contributor in the industrials sector was Lockheed Martin. The defense contractor has been a beneficiary of strong defense spending. In contrast, diversified industrial conglomerate Fortive struggled with slower sales and lowered its guidance. The company announced its intention to separate into two companies, which could help increase its strategic focus. Despite stock weakness, we continue to view Fortive as a high-quality business. Elsewhere, concerns about slowing global growth and its impact on energy demands pressured the energy sector and our positions in Occidental Petroleum, Schlumberger and EOG Resources.

4. “U.S. companies” are those that (i) are organized under the laws of, or have a principal office in, or for whose securities the principal trading market is, the U.S.; (ii) derive 50% or more of their total revenue or profit from either goods or services produced, or sales made, in the U.S.; or (iii) have 50% or more of their assets in the U.S.

See www.franklintempletondatasources.com for additional data provider information.

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FRANKLIN LIBERTY U.S. LOW VOLATILITY ETF

Thank you for your participation in Franklin Liberty U.S. Low Volatility ETF. We look forward to serving your future investment needs.

Todd Brighton, CFA Portfolio Manager

The foregoing information reflects our analysis, opinions and portfolio holdings as of September 30, 2019, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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FRANKLIN LIBERTY U.S. LOW VOLATILITY ETF

Performance Summary as of September 30, 2019

Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not include brokerage commissions that may be payable on secondary market transactions. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale or redemption of Fund shares.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (9/22/16), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV.

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 9/30/191

	Cumulative Total Return[2]		Average Annual Total Return[2]
	Based on NAV[3]	Based on market price[4]	Based on NAV[3]	Based on market price[4]
6-Month	+9.52%	+9.42%	+9.52%	+9.42%
1-Year	+13.55%	+13.69%	+13.55%	+13.69%
3-Year	+52.71%	+53.65%	+15.16%	+15.39%
Since Inception (9/20/16)	+54.36%	+54.45%	+15.42%	+15.44%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 25 for Performance Summary footnotes.

24	Semiannual Report	franklintempleton.com

FRANKLIN LIBERTY U.S. LOW VOLATILITY ETF

PERFORMANCE SUMMARY

Distributions (4/1/19–9/30/19)

Net Investment Income
$0.217401

Total Annual Operating Expenses5

With Waiver	Without Waiver
0.50%	1.12%

All investments involve risks, including possible loss of principal. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. There can be no guarantee that the Fund’s volatility strategy will be successful, and achieving the Fund’s volatility strategy does not mean the Fund will achieve a positive or competitive return. The volatility strategy can also be expected to limit the Fund’s participation in market price appreciation when compared to similar funds that do not attempt this strategy. Smaller and midsize-company stocks have historically experienced more price volatility than larger company stocks, especially over the short term. The Fund’s prospectus also includes a description of the main investment risks.

ETFs trade like stocks, fluctuate in market value and may trade at prices above or below their net asset value. Brokerage commissions and ETF expenses will reduce returns.

1. The Fund has a fee waiver and/or expense reimbursement contractually guaranteed through 7/31/20. Fund investment results reflect the expense reduction; without this reduction, the results would have been lower.

2. Total return calculations represent the cumulative and average annual changes in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

3. Assumes reinvestment of distributions based on net asset value.

4. Assumes reinvestment of distributions based on market price.

5. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

franklintempleton.com	Semiannual Report	25

FRANKLIN LIBERTY U.S. LOW VOLATILITY ETF

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing Fund costs, including management fees and other Fund expenses. All funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value.” You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $ 7.50, then 8.6 x $ 7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

	Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)

Beginning Account Value 4/1/19	Ending Account Value 9/30/19	Expenses Paid During Period 4/1/19–9/30/19[1,2]	Ending Account Value 9/30/19	Expenses Paid During Period 4/1/19–9/30/19[1,2]	Net Annualized Expense Ratio[2]
$1,000.00	$1,095.20	$2.62	$1,022.50	$2.53	0.50%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 183/366 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements.

26	Semiannual Report	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST

Financial Highlights

Franklin Liberty International Opportunities ETF

	Six Months Ended September 30, 2019 (unaudited)	Year Ended March 31,
		2019	2018	2017[a]

Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$27.09	$28.89	$25.58	$24.50

Income from investment operations[b]:

Net investment income[c]	0.47	0.51	0.45	0.09

Net realized and unrealized gains (losses)	(0.56)	(1.89)	4.00	0.99

Total from investment operations	(0.09)	(1.38)	4.45	1.08

Less distributions from:

Net investment income	(0.43)	(0.24)	(0.74)	—

Net realized gains	—	(0.18)	(0.40)	—

Total distributions	(0.43)	(0.42)	(1.14)	—

Net asset value, end of period	$26.57	$27.09	$28.89	$25.58

Total return[d]	(0.36)%	(4.70)%	17.50%	4.41%

Ratios to average net assets[e]

Expenses before waiver and payments by affiliates	2.34%	2.34%	3.38%	8.50%

Expenses net of waiver and payments by affiliates	0.60%	0.60%	0.59%	0.60%

Net investment income	3.52%	1.89%	1.60%	1.98%

Supplemental data

Net assets, end of period (000’s)	$9,299	$9,480	$5,778	$5,116

Portfolio turnover rate[f]	19.90%	20.83%	34.08%	2.32%

Portfolio turnover rate excluding portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely or in part for cash[f,g]	19.90%	—%	—%	—%

aFor the period January 25, 2017 (commencement of operations) to March 31, 2017.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return is not annualized for periods less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.

eRatios are annualized for periods less than one year.

fPortfolio turnover rate excludes the value of portfolio securities received or delivered as a result of processing capital share transactions in Creation Units, if any.

gEffective September 30, 2019.

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Semiannual Report	27

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, September 30, 2019 (unaudited)

Franklin Liberty International Opportunities ETF

		Industry	Shares	Value

	Common Stocks 98.5%
	Australia 2.8%
	BHP Group Ltd.	Metals & Mining	798	$19,763
	Commonwealth Bank of Australia	Banks	425	23,169
	CSL Ltd.	Biotechnology	753	118,682
	Ramsay Health Care Ltd.	Health Care Providers & Services	684	29,926
	Rio Tinto Ltd.	Metals & Mining	1,171	73,189

				264,729

	Austria 0.5%
	Lenzing AG	Chemicals	443	42,669

	Brazil 1.4%
	Ambev SA	Beverages	2,500	11,554
a	Azul SA	Airlines	1,000	11,934
a	B2W Cia Digital	Internet & Direct Marketing Retail	800	9,286
a	B2W Cia Digital, SCR	Internet & Direct Marketing Retail	112	1,288
	B3 SA-Brasil Bolsa Balcao	Capital Markets	2,500	26,186
	CCR SA	Transportation Infrastructure	4,900	20,292
	Companhia Energetica de Minas Gerais	Electric Utilities	4,600	17,559
	Energisa SA	Electric Utilities	900	10,792
a	Vale SA	Metals & Mining	2,100	24,073

				132,964

	Canada 6.6%
	Alimentation Couche-Tard Inc., B	Food & Staples Retailing	2,150	65,929
	Brookfield Asset Management Inc., A	Capital Markets	2,282	121,253
	Canadian National Railway Co.	Road & Rail	1,025	92,095
	Dollarama Inc.	Multiline Retail	963	34,498
	Enbridge Inc.	Oil, Gas & Consumable Fuels	1,575	55,315
	Nutrien Ltd.	Chemicals	700	34,894
	Peyto Exploration & Development Corp.	Oil, Gas & Consumable Fuels	2,975	7,505
	Royal Bank of Canada	Banks	1,105	89,694
	TELUS Corp.	Diversified Telecommunication Services	1,338	47,660
	The Toronto-Dominion Bank	Banks	1,192	69,548

				618,391

	China 12.7%
a	Alibaba Group Holding Ltd., ADR	Internet & Direct Marketing Retail	1,593	266,398
	Bank of Ningbo Co. Ltd., A	Banks	17,500	61,779
	Brilliance China Automotive Holdings Ltd.	Automobiles	48,000	51,555
	China Merchants Bank Co. Ltd., A	Banks	6,700	32,603
	China Merchants Bank Co. Ltd., H	Banks	15,500	73,749
a	Ctrip.com International Ltd., ADR	Internet & Direct Marketing Retail	2,870	84,062
	Kweichow Moutai Co. Ltd., A	Beverages	100	16,104
a	New Oriental Education & Technology Group Inc., ADR	Diversified Consumer Services	175	19,383
	Ping An Insurance (Group) Co. of China Ltd., H	Insurance	12,000	137,842
a	Prosus NV	Internet & Direct Marketing Retail	560	41,118
	Silergy Corp.	Semiconductors & Semiconductor Equipment	5,000	123,934
	Sunny Optical Technology Group Co. Ltd.	Electronic Equipment, Instruments & Components	1,800	26,451
	Tencent Holdings Ltd.	Interactive Media & Services	4,800	202,179
	Yum China Holdings Inc.	Hotels, Restaurants & Leisure	900	40,887

				1,178,044

	Denmark 0.7%
	ISS AS	Commercial Services & Supplies	2,756	68,210

	Egypt 0.2%
a	Ezz Steel Co. SAE	Metals & Mining	37,815	21,946

28	Semiannual Report	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Liberty International Opportunities ETF (continued)

		Industry	Shares	Value

	Common Stocks (continued)
	Finland 0.7%
	Tieto OYJ	IT Services	2,703	$69,250

	France 2.6%
	Maisons du Monde SA	Specialty Retail	3,406	53,842
	Schneider Electric SE	Electrical Equipment	584	51,252
	Vinci SA	Construction & Engineering	1,258	135,529

				240,623

	Germany 3.1%
	1&1 Drillisch AG	Wireless Telecommunication Services	2,414	75,268
	GEA Group AG	Machinery	3,600	97,215
	Hella GmbH & Co. KGaA	Auto Components	2,052	91,765
	Rational AG	Machinery	39	27,977

				292,225

	Hong Kong 2.4%
	AIA Group Ltd.	Insurance	15,200	143,577
	IMAX China Holding Inc.	Entertainment	14,000	33,038
	Samsonite International SA	Textiles, Apparel & Luxury Goods	23,100	48,915

				225,530

	India 4.3%
	Bharti Airtel Ltd.	Wireless Telecommunication Services	8,965	46,432
	HDFC Bank Ltd.	Banks	6,954	120,443
	ICICI Bank Ltd.	Banks	7,364	45,066
	Infosys Ltd.	IT Services	4,055	46,098
	Kotak Mahindra Bank Ltd.	Banks	3,418	79,312
a	MakeMyTrip Ltd.	Internet & Direct Marketing Retail	1,225	27,795
	UltraTech Cement Ltd.	Construction Materials	554	33,937

				399,083

	Indonesia 0.7%
	ACE Hardware Indonesia Tbk PT	Specialty Retail	87,800	10,948
	Bank Central Asia Tbk PT	Banks	24,800	53,024

				63,972

	Ireland 0.8%
	Glanbia PLC	Food Products	6,036	75,017

	Italy 4.5%
	Banca Generali SpA	Capital Markets	3,111	95,982
	FinecoBank Banca Fineco SpA	Banks	8,380	88,728
	Freni Brembo SpA	Auto Components	8,325	81,139
	Prysmian SpA	Electrical Equipment	3,883	83,395
	Technogym SpA	Leisure Equipment & Products	6,147	68,355

				417,599

	Japan 13.7%
	Aica Kogyo Co. Ltd.	Building Products	900	26,482
	Central Japan Railway Co.	Road & Rail	200	41,120
	COMSYS Holdings Corp.	Construction & Engineering	1,900	53,796
	Daikin Industries Ltd.	Building Products	600	78,723
	Denso Corp.	Auto Components	1,900	83,489
	Fast Retailing Co. Ltd.	Specialty Retail	100	59,412
	Hoya Corp.	Health Care Equipment & Supplies	700	57,121
	Idemitsu Kosan Co. Ltd.	Oil, Gas & Consumable Fuels	1,200	33,921
	Japan Airlines Co. Ltd.	Airlines	800	23,776
	Keyence Corp.	Electronic Equipment, Instruments & Components	100	61,901
	Mitsubishi Corp.	Trading Companies & Distributors	1,700	41,700

franklintempleton.com	Semiannual Report	29

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Liberty International Opportunities ETF (continued)

		Industry		Shares	Value

	Common Stocks (continued)
	Japan (continued)
	Mitsubishi UFJ Financial Group Inc.	Banks		10,100	$51,250
	Mitsui Fudosan Co. Ltd.	Real Estate Management & Development		1,300	32,225
	Murata Manufacturing Co. Ltd.	Electronic Equipment, Instruments & Components		1,200	57,571
	Nidec Corp.	Electrical Equipment		600	80,611
	Nintendo Co. Ltd.	Entertainment		100	37,030
	Nippon Telegraph & Telephone Corp.	Diversified Telecommunication Services		1,600	76,332
	Pola Orbis Holdings Inc.	Personal Products		2,600	58,195
	Shimadzu Corp.	Electronic Equipment, Instruments & Components		1,300	32,814
	Sony Corp.	Household Durables		1,100	64,600
	Taiyo Nippon Sanso Corp.	Chemicals		2,200	44,438
	Takeda Pharmaceutical Co. Ltd.	Pharmaceuticals		2,200	75,114
	The Dai-ichi Life Holdings Inc.	Insurance		700	10,551
	Toyota Motor Corp.	Automobiles		800	53,415
	Z Holdings Corp.	Interactive Media & Services		12,200	34,317

					1,269,904

	Mexico 1.2%
	America Movil SAB de CV, L	Wireless Telecommunication Services		70,000	51,904
	Fomento Economico Mexicano SAB de CV	Beverages		6,650	60,980

					112,884

	Netherlands 0.9%
	ASR Nederland NV	Insurance		2,392	88,325

	Norway 1.9%
	Atea ASA	IT Services		6,216	80,043
	Sbanken ASA	Banks		13,020	94,147

					174,190

	Philippines 0.7%
	BDO Unibank Inc.	Banks		11,730	32,363
	Security Bank Corp.	Banks		8,680	32,992

					65,355

	Portugal 0.9%
	Corticeira Amorim SGPS SA	Containers & Packaging		7,654	83,194

	Russia 1.3%
	Gazprom PJSC	Oil, Gas & Consumable Fuels		20,720	72,140
a	Yandex NV, A	Interactive Media & Services		1,400	49,014

					121,154

	Singapore 0.5%
	DBS Group Holdings Ltd.	Banks		2,500	45,195

	South Africa 1.1%
a	MultiChoice Group Ltd.	Media		560	4,357
	Naspers Ltd., N	Internet & Direct Marketing Retail		560	84,764
	Redefine Properties Ltd.	Equity Real Estate Investment Trusts (REITs	)	21,308	11,003

					100,124

	South Korea 2.7%
	Lotte Chemical Corp.	Chemicals		298	58,795
	Naver Corp.	Interactive Media & Services		578	75,865
	Samsung Electronics Co. Ltd.	Technology Hardware, Storage & Peripherals		2,800	114,819

					249,479

	Spain 5.2%
	Applus Services SA	Professional Services		8,866	115,022
	Cia de Distribucion Integral Logista Holdings SA	Air Freight & Logistics		4,961	96,704

30	Semiannual Report	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Liberty International Opportunities ETF (continued)

		Industry		Shares	Value
	Common Stocks (continued)
	Spain (continued)
	Ebro Foods SA	Food Products		4,691	$93,793
	Merlin Properties Socimi SA	Equity Real Estate Investment Trusts (REITs	)	7,339	102,492
a	Tecnicas Reunidas SA	Energy Equipment & Services		2,472	60,745
	Viscofan SA	Food Products		257	12,048

					480,804

	Sweden 1.0%
	Dometic Group AB	Auto Components		11,438	89,832

	Switzerland 4.7%
a	Alcon Inc.	Health Care Equipment & Supplies		440	25,681
	Novartis AG	Pharmaceuticals		2,202	191,106
	Roche Holding AG	Pharmaceuticals		754	219,625

					436,412

	Taiwan 2.7%
	Ennoconn Corp.	Technology Hardware, Storage & Peripherals		4,000	28,300
	Taiwan Semiconductor Manufacturing Co. Ltd.	Semiconductors & Semiconductor Equipment		25,000	219,182

					247,482

	Thailand 1.3%
	Kasikornbank PCL, fgn.	Banks		5,000	25,666
	Minor International PCL, fgn.	Hotels, Restaurants & Leisure		38,500	47,204
	The Siam Cement PCL, fgn.	Construction Materials		3,300	44,022

					116,892

	United Arab Emirates 1.0%
	Emirates NBD PJSC	Banks		27,076	95,459

	United Kingdom 12.5%
	Associated British Foods PLC	Food Products		2,013	57,129
	AstraZeneca PLC	Pharmaceuticals		910	81,424
	Bodycote PLC	Machinery		9,157	80,851
	BP PLC	Oil, Gas & Consumable Fuels		11,103	70,573
	British American Tobacco PLC	Tobacco		2,704	100,214
	Bunzl PLC	Trading Companies & Distributors		3,519	92,150
	Derwent London PLC	Equity Real Estate Investment Trusts (REITs	)	1,628	67,608
	DS Smith PLC	Containers & Packaging		13,231	58,762
	Ferguson PLC	Trading Companies & Distributors		802	58,745
	Howden Joinery Group PLC	Trading Companies & Distributors		11,593	80,059
b	Ibstock PLC, Reg S	Construction Materials		18,347	53,403
	Imperial Brands PLC	Tobacco		31	698
	National Grid PLC	Multi-Utilities		9,087	98,754
	Prudential PLC	Insurance		4,448	80,849
	Reckitt Benckiser Group PLC	Household Products		578	45,186
	RELX PLC	Professional Services		2,779	66,180
	Restore PLC	Commercial Services & Supplies		73	367
	Smith & Nephew PLC	Health Care Equipment & Supplies		3,042	73,436

					1,166,388

	United States 1.2%
	Amcor PLC, IDR	Containers & Packaging		8,567	82,337
	Autoliv Inc., SDR	Auto Components		355	27,693

					110,030

	Total Common Stocks (Cost $9,371,858)				9,163,355

franklintempleton.com	Semiannual Report	31

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Liberty International Opportunities ETF (continued)

		Industry	Shares	Value

	Preferred Stocks 0.7%
	Brazil 0.7%
c	Banco Bradesco SA, 2.969%, pfd.	Banks	3,180	$25,896
c	Itau Unibanco Holding SA, 4.930%, pfd.	Banks	2,000	16,819
c	Petroleo Brasileiro SA, 4.123%, pfd.	Oil, Gas & Consumable Fuels	2,900	19,181

	Total Preferred Stocks (Cost $53,847)			61,896

	Warrants (Cost $—) 0.0%†
	Thailand 0.0%†
a	Minor International PCL, wts., 9/30/21	Hotels, Restaurants & Leisure	1,925	251

	Total Investments (Cost $9,425,705) 99.2%			9,225,502
	Other Assets, less Liabilities 0.8%			73,843

	Net Assets 100.0%			$9,299,345

See Abbreviations on page 63.

†Rounds to less than 0.1% of net assets.

aNon-income producing.

bSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. This security has been deemed liquid under guidelines approved by the Fund’s Board of Trustees. At September 30, 2019, the value of this security was $53,403, representing 0.6% of net assets.

cVariable rate security. The rate shown represents the yield at period end.

32	Semiannual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST

Financial Highlights

Franklin Liberty Investment Grade Corporate ETF

	Six Months Ended September 30, 2019 (unaudited)	Year Ended March 31,
		2019	2018	2017[a]

Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$24.09	$23.97	$24.21	$25.00

Income from investment operations[b]:

Net investment income[c]	0.38	0.82	0.80	0.32

Net realized and unrealized gains (losses)	1.51	0.21	(0.22)	(0.78)

Total from investment operations	1.89	1.03	0.58	(0.46)

Less distributions from net investment income	(0.41)	(0.91)	(0.82)	(0.33)

Net asset value, end of period	$25.57	$24.09	$23.97	$24.21

Total return[d]	7.88%	4.46%	2.38%	(1.83)%

Ratios to average net assets[e]

Expenses before waiver and payments by affiliates	0.65%	1.07%	1.04%	1.06%

Expenses net of waiver and payments by affiliates	0.35%	0.35%	0.37%	0.40%

Net investment income	3.08%	3.49%	3.27%	2.76%

Supplemental data

Net assets, end of period (000’s)	$232,717	$18,065	$39,554	$53,268

Portfolio turnover rate[f]	13.70%	22.02%	63.14%	17.85%

Portfolio turnover rate excluding portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely or in part for cash[f,g]	13.70%	—%	—%	—%
aFor the period October 3, 2016 (commencement of operations) to March 31, 2017.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return is not annualized for periods less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.

eRatios are annualized for periods less than one year.

fPortfolio turnover rate excludes the value of portfolio securities received or delivered as a result of processing capital share transactions in Creation Units, if any.

gEffective September 30, 2019.

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Semiannual Report	33

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, September 30, 2019 (unaudited)

Franklin Liberty Investment Grade Corporate ETF

		Country	Principal Amount*	Value

	Corporate Bonds & Notes 97.2%
	Aerospace & Defense 1.8%
a	L3Harris Technologies Inc., senior note, 144A, 3.85%, 6/15/23	United States	500,000	$527,118
	Lockheed Martin Corp., senior bond, 3.55%, 1/15/26	United States	2,300,000	2,467,772
	United Technologies Corp., senior bond, 4.50%, 6/01/42	United States	1,000,000	1,199,700

				4,194,590

	Air Freight & Logistics 0.6%
	FedEx Corp., senior bond, 4.75%, 11/15/45	United States	800,000	862,097
	senior bond, 5.10%, 1/15/44	United States	500,000	560,812

				1,422,909

	Banks 25.0%
a	ANZ New Zealand International Ltd. of London, senior note, 144A, 2.875%, 1/25/22	New Zealand	200,000	203,216
	Bank of America Corp., sub. bond, 4.183%, 11/25/27	United States	6,350,000	6,860,244
	Barclays PLC, senior note, 4.375%, 1/12/26	United Kingdom	1,400,000	1,480,410
	BB&T Corp., sub. bond, 3.875%, 3/19/29	United States	5,300,000	5,748,846
a	BPCE SA, sub note, 144A, 5.15%, 7/21/24	France	1,800,000	1,972,276
	Citigroup Inc., senior note, FRN, 3.352%, 4/24/25	United States	5,700,000	5,909,818
	sub. note, 4.05%, 7/30/22	United States	345,000	361,437
a	Commonwealth Bank of Australia, sub. note, 144A, 4.50%, 12/09/25	Australia	390,000	421,439
	Credit Suisse Group Funding Guernsey Ltd., senior note, 3.80%, 9/15/22	Switzerland	5,900,000	6,137,430
	Danske Bank A/S, senior note, FRN, 3.244%, 12/20/24	Denmark	2,600,000	2,622,768
	HSBC Holdings PLC, senior note, 4.30%, 3/08/26	United Kingdom	5,400,000	5,836,962

	JPMorgan Chase & Co.,
	senior bond, 3.54% to 5/01/27, FRN thereafter, 5/01/28, 3.54%, 5/01/28	United States	4,150,000	4,379,518
	sub. note, 3.375%, 5/01/23	United States	425,000	439,828
	Regions Financial Corp., senior note, 3.80%, 8/14/23	United States	2,900,000	3,058,584
	Santander UK Group Holdings PLC, senior note, 2.875%, 8/05/21	United Kingdom	230,000	231,066
a	Standard Chartered PLC, senior note, 144A, 3.885% to 3/15/23, FRN thereafter, 3/15/24	United Kingdom	4,425,000	4,570,271
	Sumitomo Mitsui Banking Corp., senior note, 2.514%, 1/17/20	Japan	450,000	450,493
	SunTrust Bank, sub. note, 3.30%, 5/15/26	United States	1,500,000	1,557,712
	The Toronto-Dominion Bank, Sr. Unsecured, GMTN, 3.25%, 3/11/24	Canada	3,200,000	3,346,481
	Wells Fargo & Co., sub. bond, 4.75%, 12/07/46	United States	185,000	218,722
	Wells Fargo Bank NA, senior note, FRN, 2.082%, 9/09/22	United States	2,300,000	2,295,353

				58,102,874

	Beverages 2.6%
	Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide Inc., senior bond, 4.70%, 2/01/36	Belgium	340,000	393,344
	Anheuser-Busch InBev Worldwide Inc., senior bond, 5.80%, 1/23/59	Belgium	2,000,000	2,704,565
	Coca-Cola Femsa SAB de CV, senior note, 3.875%, 11/26/23	Mexico	2,700,000	2,857,480

				5,955,389

	Biotechnology 2.3%
	Biogen Inc., senior bond, 5.20%, 9/15/45	United States	1,685,000	2,000,516
	Celgene Corp., senior bond, 5.00%, 8/15/45	United States	1,000,000	1,255,668
	Gilead Sciences Inc., senior bond, 4.80%, 4/01/44	United States	1,700,000	2,036,052

				5,292,236

	Building Products 0.5%
a	CRH America Finance Inc., senior note, 144A, 3.95%, 4/04/28	United States	1,000,000	1,070,151

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Liberty Investment Grade Corporate ETF (continued)

		Country	Principal Amount*	Value

	Corporate Bonds & Notes (continued)
	Capital Markets 4.9%
	Morgan Stanley, senior bond, 3.591% to 7/22/27, FRN thereafter, 3.591%, 7/22/28	United States	5,880,000	$6,203,404
	The Goldman Sachs Group Inc., senior note, 3.50%, 1/23/25	United States	2,500,000	2,607,830
	sub. note, 4.25%, 10/21/25	United States	1,475,000	1,579,668
a	UBS Group Funding Switzerland AG, senior note, 144A, 4.125%, 9/24/25	Switzerland	1,000,000	1,081,201

				11,472,103

	Chemicals 1.3%
	LYB International Finance BV, senior note, 4.00%, 7/15/23	United States	2,900,000	3,068,355

	Communications Equipment 0.8%
	Juniper Networks Inc., senior bond, 4.50%, 3/15/24	United States	1,800,000	1,934,091

	Consumer Finance 1.3%
	Capital One Financial Corp., senior bond, 3.80%, 1/31/28	United States	1,400,000	1,478,290
	senior note, 3.30%, 10/30/24	United States	1,450,000	1,501,765

				2,980,055

	Containers & Packaging 1.1%
	International Paper Co., senior bond, 3.80%, 1/15/26	United States	1,400,000	1,488,310
	WRKCo. Inc., senior note, 3.90%, 6/01/28	United States	1,000,000	1,056,034

				2,544,344

	Diversified Financial Services 1.1%
a	Ashtead Capital Inc., second lien, 144A, 4.125%, 8/15/25	United Kingdom	1,770,000	1,809,825
	GE Capital International Funding Co., senior bond, 4.418%, 11/15/35	United States	825,000	864,829

				2,674,654

	Diversified Telecommunication Services 1.7%
	AT&T Inc., senior note, 3.60%, 7/15/25	United States	225,000	237,149
	Koninklijke KPN NV, 8.375%, 10/01/30	Netherlands	700,000	957,766
	Telefonica Emisiones SA, senior bond, 5.52%, 3/01/49	Spain	1,650,000	2,011,734
	senior bond, 7.045%, 6/20/36	Spain	185,000	255,747
	Verizon Communications Inc., senior bond, 5.50%, 3/16/47	United States	355,000	469,168

				3,931,564

	Electric Utilities 7.0%
	Duke Energy Corp., senior bond, 4.80%, 12/15/45	United States	2,565,000	3,079,359
a	Electricite de France SA, senior note, 144A, 4.50%, 9/21/28	France	2,200,000	2,458,385
a	Enel Finance International NV, senior note, 144A, 4.25%, 9/14/23	Italy	3,300,000	3,506,954
	Georgia Power Co., senior bond, 4.30%, 3/15/42	United States	245,000	269,832
	senior bond, 4.75%, 9/01/40	United States	1,950,000	2,264,876
	PSEG Power LLC, senior note, 3.85%, 6/01/23	United States	4,100,000	4,333,566
a	Saudi Electricity Global Sukuk Co. 2, senior bond, 144A, 5.06%, 4/08/43	Saudi Arabia	300,000	341,164

				16,254,136

	Electronic Equipment, Instruments & Components 0.8%
	Tech Data Corp., senior bond, 4.95%, 2/15/27	United States	1,700,000	1,826,005

	Energy Equipment & Services 2.2%
	Baker Hughes a GE Co. LLC/Baker Hughes Co-obligator Inc., senior bond, 4.08%, 12/15/47	United States	2,485,000	2,505,342
a	Schlumberger Holdings Corp., senior note, 144A, 3.75%, 5/01/24	United States	2,400,000	2,529,155

				5,034,497

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Liberty Investment Grade Corporate ETF (continued)

		Country	Principal Amount*	Value
	Corporate Bonds & Notes (continued)
	Entertainment 2.4%
a	Tencent Holdings Ltd., senior note, 144A, 3.595%, 1/19/28	China	3,200,000	$3,343,590
a	TWDC Holdco 613 Corp., senior bond, 144A, 6.40%, 12/15/35	United States	1,603,000	2,312,291

				5,655,881

	Equity Real Estate Investment Trusts (REITs) 1.6%
	American Tower Corp., senior bond, 3.55%, 7/15/27	United States	3,300,000	3,477,924
	Realty Income Corp., senior bond, 3.00%, 1/15/27	United States	250,000	257,818

				3,735,742

	Food & Staples Retailing 2.1%
a	CK Hutchison International 19 Ltd., senior note, 144A, 3.25%, 4/11/24	Hong Kong	1,725,000	1,779,265
	The Kroger Co., senior bond, 3.50%, 2/01/26	United States	2,100,000	2,189,862
	senior bond, 5.40%, 1/15/49	United States	700,000	829,823

				4,798,950

	Food Products 2.3%
	Bunge Ltd. Finance Corp., senior note, 4.35%, 3/15/24	United States	1,700,000	1,791,835
	Kraft Heinz Foods Co., senior bond, 5.20%, 7/15/45	United States	185,000	194,790
	senior bond, 6.50%, 2/09/40	United States	1,100,000	1,304,161
	Tyson Foods Inc., senior bond, 5.10%, 9/28/48	United States	1,680,000	2,044,197

				5,334,983

	Health Care Equipment & Supplies 0.7%
	Abbott Laboratories, senior bond, 3.75%, 11/30/26	United States	1,500,000	1,635,466

	Health Care Providers & Services 2.8%
	Anthem Inc., senior bond, 5.10%, 1/15/44	United States	570,000	664,865
	senior note, 4.101%, 3/01/28	United States	1,085,000	1,172,849
	Cigna Corp., senior bond, 4.90%, 12/15/48	United States	1,750,000	2,010,281
	CVS Health Corp., senior bond, 5.30%, 12/05/43	United States	2,300,000	2,682,288

				6,530,283

	Hotels, Restaurants & Leisure 0.6%
	Marriott International Inc., senior note, 3.60%, 4/15/24	United States	1,400,000	1,469,973

	Household Products 0.1%
	Kimberly-Clark Corp., senior bond, 3.95%, 11/01/28	United States	290,000	329,387

	Industrial Conglomerates 0.8%
	General Electric Capital Corp., senior note, A, 6.15%, 8/07/37	United States	1,500,000	1,849,349

	Insurance 5.3%
	Aflac Inc., senior bond, 4.75%, 1/15/49	United States	1,250,000	1,528,722
	AXA SA, 8.60%, 12/15/30	France	1,000,000	1,445,900
	Marsh & McLennan Cos. Inc., senior bond, 3.50%, 3/10/25	United States	3,100,000	3,279,306
	senior note, 3.875%, 3/15/24	United States	2,400,000	2,557,390
	MetLife Inc., junior sub. bond, 6.40%, 12/15/66	United States	1,710,000	2,030,625
	Prudential Financial Inc., junior sub. bond, 5.20% to 3/15/24, FRN thereafter, 3/15/44	United States	230,000	240,527
	The Allstate Corp., senior bond, 4.20%, 12/15/46	United States	1,000,000	1,163,008

				12,245,478

	Internet & Direct Marketing Retail 1.3%
	Alibaba Group Holding Ltd., senior note, 2.50%, 11/28/19	China	615,000	615,111
	senior note, 3.125%, 11/28/21	China	2,300,000	2,336,699

				2,951,810

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Liberty Investment Grade Corporate ETF (continued)

	Country	Principal Amount*	Value

Corporate Bonds & Notes (continued)
Machinery 0.5%
Caterpillar Inc., senior bond, 4.75%, 5/15/64	United States	1,000,000	$1,260,099

Media 2.3%
Charter Communications Operating LLC / Charter Communications Operating Capital, senior bond, first lien, 4.50%, 2/01/24	United States	1,500,000	1,612,516
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., senior secured note, first lien, 4.464%, 7/23/22	United States	170,000	179,038
Comcast Corp., senior bond, 4.95%, 10/15/58	United States	2,900,000	3,691,148

			5,482,702

Metals & Mining 1.7%
Glencore Funding LLC,
[a] senior note, 144A, 4.125%, 5/30/23	United States	1,925,000	2,015,847
[a] senior note, 144A, 4.625%, 4/29/24	United States	1,800,000	1,927,365

			3,943,212

Multi-Utilities 0.9%
Dominion Energy Inc., senior note, 4.25%, 6/01/28	United States	1,800,000	1,994,553

Multiline Retail 1.0%
Dollar General Corp., senior bond, 3.875%, 4/15/27	United States	900,000	965,409
Dollar Tree Inc., senior note, 3.70%, 5/15/23	United States	150,000	155,663
senior note, 4.00%, 5/15/25	United States	1,100,000	1,166,445

			2,287,517

Oil, Gas & Consumable Fuels 5.9%
Canadian Natural Resources Ltd., senior bond, 3.90%, 2/01/25	Canada	1,450,000	1,529,215
Chevron Corp., senior note, 2.954%, 5/16/26	United States	545,000	570,366
Ecopetrol SA, senior bond, 5.875%, 5/28/45	Colombia	135,000	157,951
Energy Transfer Operating LP, senior bond, 6.05%, 6/01/41	United States	1,100,000	1,259,842
senior bond, 6.50%, 2/01/42	United States	150,000	180,227
Enterprise Products Operating LLC, senior bond, 5.10%, 2/15/45	United States	1,270,000	1,497,324
senior bond, 6.125%, 10/15/39	United States	700,000	910,460
Kinder Morgan Inc., senior bond, 5.55%, 6/01/45	United States	2,100,000	2,478,874
MPLX LP, senior bond, 5.50%, 2/15/49	United States	1,175,000	1,364,666
Occidental Petroleum Corp., senior note, 2.60%, 8/13/21	United States	1,700,000	1,711,693
Shell International Finance BV, senior note, 2.125%, 5/11/20	Netherlands	500,000	501,284
TC PipeLines LP, senior note, 3.90%, 5/25/27	United States	400,000	417,388
Valero Energy Corp., senior note, 4.35%, 6/01/28	United States	1,100,000	1,195,035

			13,774,325

Pharmaceuticals 2.7%
AstraZeneca PLC, senior bond, 4.375%, 11/16/45	United Kingdom	2,900,000	3,412,260
Shire Acquisitions Investments Ireland Designated Activity Co., senior note, 3.20%, 9/23/26	Ireland	2,900,000	2,994,650

			6,406,910

Professional Services 0.2%
IHS Markit Ltd., senior bond, 4.125%, 8/01/23	Bermuda	500,000	526,775

Real Estate Management & Development 0.6%
Healthcare Trust of America Holdings LP, senior bond, 3.75%, 7/01/27	United States	1,300,000	1,362,129

Road & Rail 0.9%
Burlington Northern Santa Fe LLC, senior bond, 3.25%, 6/15/27	United States	235,000	250,820

franklintempleton.com	Semiannual Report	37

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Liberty Investment Grade Corporate ETF (continued)

		Country	Principal Amount*	Value

	Corporate Bonds & Notes (continued)
	Road & Rail (continued)
	CSX Corp., senior bond, 4.25%, 11/01/66	United States	1,800,000	$1,912,706

				2,163,526

	Semiconductors & Semiconductor Equipment 1.3%
	Maxim Integrated Products Inc., senior note, 3.375%, 3/15/23	United States	2,900,000	2,987,065

	Software 1.1%
	Microsoft Corp., senior note, 2.65%, 11/03/22	United States	2,500,000	2,564,230

	Specialty Retail 0.7%
	AutoZone Inc., senior note, 3.75%, 4/18/29	United States	1,300,000	1,395,117
a	Michael Kors USA Inc., senior note, 144A, 4.00%, 11/01/24	United States	190,000	194,475

				1,589,592

	Textiles, Apparel & Luxury Goods 0.1%
	NIKE Inc., senior bond, 3.875%, 11/01/45	United States	225,000	257,534

	Tobacco 1.1%
a	Imperial Brands Finance PLC, senior note, 144A, 4.25%, 7/21/25	United Kingdom	1,065,000	1,116,440
	Reynolds American Inc., senior bond, 5.85%, 8/15/45	United Kingdom	1,305,000	1,446,269

				2,562,709

	Trading Companies & Distributors 0.7%
	Aircastle Ltd., senior note, 4.25%, 6/15/26	Bermuda	1,500,000	1,538,737

	Wireless Telecommunication Services 0.5%
a	Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC, first lien,144A, 3.36%, 3/20/23	United States	1,250,000	1,257,813

	Total Corporate Bonds & Notes (Cost $215,792,979)			226,254,683

	U.S. Government & Agency Securities 1.0%
	U.S. Treasury Bond, 3.75%, 8/15/41	United States	1,800,000	2,346,258

	Total U.S. Government & Agency Securities (Cost $2,387,538)			2,346,258

	Total Investments before Short Term Investments (Cost $218,180,517)			228,600,941

	Short Term Investments 1.0%
	U.S. Government & Agency Securities (Cost $2,340,000) 1.0%
b	FHLB, 1.602%, 10/01/19	United States	2,340,000	2,340,000

	Total Short-Term Investment (Cost $2,340,000)			2,340,000

	Total Investments (Cost $220,520,517) 99.2%			230,940,941
	Other Assets, less Liabilities 0.8%			1,776,216

	Net Assets 100.0%			$232,717,157

See Abbreviations on page 63.

*The principal amount is stated in U.S. dollars unless otherwise indicated.

aSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Fund’s Board of Trustees. At September 30, 2019, the aggregate value of these securities was $34,438,241, representing 14.8% of net assets.

bThe security was issued on a discount basis with no stated coupon rate.

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Liberty Investment Grade Corporate ETF (continued)

At September 30, 2019, the Fund had the following futures contracts outstanding. See Note 1(c).

Futures Contracts

Description	Type	Number of Contracts	Notional Amount*	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Index Contracts
U.S. Treasury 30 Yr. Bond	Long	102	$16,555,875	12/19/19	$(278,254)
U.S. Treasury 5 Yr. Note	Short	(22)	(2,621,266)	12/31/19	24,206
CME Ultra Long Term U.S. Treasury Bond	Short	(15)	(2,878,594)	12/19/19	95,603
Ultra 10 Yr. U.S. Treasury Note	Short	(38)	(5,411,438)	12/19/19	94,770
U.S. Treasury 10 Yr. Note	Short	(124)	(16,158,750)	12/19/19	230,393

Total Futures Contracts					$166,718

*As of period end.

See Abbreviations on page 63.

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Semiannual Report	39

FRANKLIN TEMPLETON ETF TRUST

Financial Highlights

Franklin Liberty U.S. Low Volatility ETF

	Six Months Ended September 30, 2019 (unaudited)	Year Ended March 31,
		2019	2018	2017[a]

Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$33.61	$30.03	$26.97	$25.05

Income from investment operations[b]:

Net investment income[c]	0.28	0.52	0.45	0.23

Net realized and unrealized gains (losses)	2.92	3.88	3.06	1.87

Total from investment operations	3.20	4.40	3.51	2.10

Less distributions from:

Net investment income	(0.22)	(0.47)	(0.45)	(0.18)

Net realized gains	—	(0.35)	—	—

Total distributions	(0.22)	(0.82)	(0.45)	(0.18)

Net asset value, end of period	$36.59	$33.61	$30.03	$26.97

Total return[d]	9.52%	14.98%	13.08%	8.40%

Ratios to average net assets[e]

Expenses before waiver and payments by affiliates	0.99%	1.12%	2.11%	2.96%

Expenses net of waiver and payments by affiliates	0.50%	0.50%	0.50%	0.50%

Net investment income	1.61%	1.64%	1.56%	1.69%

Supplemental data

Net assets, end of period (000’s)	$56,716	$13,443	$6,005	$5,393

Portfolio turnover rate[f]	9.67%	46.90%	65.68%	12.55%

Portfolio turnover rate excluding portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely or in part for cash[f,g]	9.67%	—%	—%	—%

aFor the period September 20, 2016 (commencement of operations) to March 31, 2017.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return is not annualized for periods less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.

eRatios are annualized for periods less than one year.

fPortfolio turnover rate excludes the value of portfolio securities received or delivered as a result of processing capital share transactions in Creation Units, if any.

gEffective September 30, 2019.

40	Semiannual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, September 30, 2019 (unaudited)

Franklin Liberty U.S. Low Volatility ETF

		Shares	Value

	Common Stocks 99.4%
	Communication Services 9.8%
a	Alphabet Inc., A	653	$797,405
	AT&T Inc.	21,895	828,507
a	Charter Communications Inc., A	1,895	780,967
	Comcast Corp., A	17,428	785,654
	TELUS Corp.	22,140	788,627
	The Walt Disney Co.	6,107	795,864
	Verizon Communications Inc.	13,555	818,180

			5,595,204

	Consumer Discretionary 10.7%
	Lowe’s Cos. Inc.	6,703	737,062
	Marriott International Inc., A	5,798	721,097
	McDonald’s Corp.	3,566	765,656
	NIKE Inc., B	8,558	803,767
a	O’Reilly Automotive Inc.	1,923	766,335
	Ross Stores Inc.	6,915	759,613
	The Home Depot Inc.	3,288	762,882
	Tractor Supply Co.	8,155	737,538

			6,053,950

	Consumer Staples 7.1%
	Mondelez International Inc., A	14,478	800,923
	PepsiCo Inc.	5,866	804,229
	The Coca-Cola Co.	14,635	796,729
	The Procter & Gamble Co.	6,519	810,833
	Walmart Inc.	6,822	809,635

			4,022,349

	Energy 4.1%
	Chevron Corp.	3,944	467,759
	Exxon Mobil Corp.	6,761	477,394
	Kinder Morgan Inc.	23,657	487,571
	Occidental Petroleum Corp.	10,673	474,628
	Schlumberger Ltd.	12,961	442,877

			2,350,229

	Financials 13.0%
	Aflac Inc.	12,775	668,388
	Arthur J. Gallagher & Co.	7,504	672,133
	BB&T Corp.	12,715	678,600
	Chubb Ltd.	4,223	681,761
	Intercontinental Exchange Inc.	7,168	661,391
	JPMorgan Chase & Co.	5,616	660,947
	S&P Global Inc.	2,608	638,908
	The Progressive Corp.	8,844	683,199
	The Travelers Cos. Inc.	4,561	678,175
	U.S. Bancorp	12,031	665,796
	W.R. Berkley Corp.	9,309	672,389

			7,361,687

	Health Care 13.2%
	Abbott Laboratories	8,280	692,788
	Baxter International Inc.	7,874	688,739
	Becton Dickinson and Co.	2,672	675,909
	Danaher Corp.	4,716	681,132
	Johnson & Johnson	5,278	682,868
	Medtronic PLC	6,201	673,553
	Merck & Co. Inc.	8,190	689,434

franklintempleton.com	Semiannual Report	41

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Liberty U.S. Low Volatility ETF (continued)

		Shares	Value

	Common Stocks (continued)
	Health Care (continued)
	Pfizer Inc.	18,854	$677,424
	Quest Diagnostics Inc.	6,512	696,979
	Stryker Corp.	3,105	671,611
	UnitedHealth Group Inc.	2,949	640,877

			7,471,314

	Industrials 9.6%
	General Dynamics Corp.	3,228	589,852
	Honeywell International Inc.	3,635	615,042
	Ingersoll-Rand PLC	4,903	604,099
	Lockheed Martin Corp.	1,528	596,012
	Raytheon Co.	3,043	597,006
	Republic Services Inc.	7,072	612,081
	Roper Technologies Inc.	1,706	608,360
	United Technologies Corp.	4,410	602,053
	Verisk Analytics Inc.	3,821	604,253

			5,428,758

	Information Technology 21.8%
	Accenture PLC, A	4,224	812,486
	Amphenol Corp., A	8,747	844,086
	Apple Inc.	3,725	834,288
	Automatic Data Processing Inc.	5,178	835,833
	Cisco Systems Inc.	16,774	828,803
a	Fiserv Inc.	7,851	813,285
	Global Payments Inc.	5,060	804,540
	International Business Machines Corp.	5,768	838,783
	Intuit Inc.	3,044	809,521
	Mastercard Inc., A	2,981	809,550
	Microsoft Corp.	5,835	811,240
	Oracle Corp.	15,447	850,049
a	Synopsys Inc.	6,016	825,696
	Texas Instruments Inc.	6,393	826,231
	Visa Inc., A	4,684	805,695

			12,350,086

	Materials 2.8%
	Air Products and Chemicals Inc.	2,364	524,477
	Ecolab Inc.	2,675	529,757
	Linde PLC	2,706	524,206

			1,578,440

	Real Estate 4.0%
	Alexandria Real Estate Equities Inc.	3,691	568,562
	American Tower Corp.	2,488	550,171
	Equity Residential	6,641	572,853
	UDR Inc.	11,788	571,482

			2,263,068

	Utilities 3.3%
	Dominion Energy Inc.	5,767	467,358
	DTE Energy Co.	3,536	470,146
	Duke Energy Corp.	4,960	475,465
	Xcel Energy Inc.	7,257	470,907

			1,883,876

	Total Investments before Short Term Investments (Cost $53,052,223)		56,358,961

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Liberty U.S. Low Volatility ETF (continued)

		Shares	Value

	Short Term Investments 0.5%
	U.S. Government & Agency Securities 0.5%
b	FHLB, 1.602%, 10/01/19	295,000	$295,000

	Total Short-Term Investment (Cost $295,000)		295,000

	Total Investments (Cost $53,347,223) 99.9%		56,653,961
	Other Assets, less Liabilities 0.1%		62,092

	Net Assets 100.0%		$56,716,053

See Abbreviations on page 63.

aNon-income producing.

bThe security was issued on a discount basis with no stated coupon rate.

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FRANKLIN TEMPLETON ETF TRUST

Financial Highlights

Franklin Liberty U.S. Core Bond ETF

Period ending September 30, 2019 (unaudited)[a]

Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$25.00

Income from investment operations[b]:

Net investment income[c]	0.02

Net realized and unrealized gains (losses)	0.16

Total from investment operations	0.18

Less distributions from net investment income	0.00[d]

Net asset value, end of period	$25.18

Total return[e]	0.74%

Ratios to average net assets[f]

Expenses before waiver and payments by affiliates	0.20%

Expenses net of waiver and payments by affiliates	0.15%

Net investment income	1.70%

Supplemental data

Net assets, end of period (000’s)	$538,905

Portfolio turnover rate[g]	7.99%

Portfolio turnover rate excluding portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely or in part for cash[g,h]	7.99%

aFor the period September 17, 2019 (commencement of operations) to September 30, 2019.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dAmount rounds to less than $0.01 per share.

eTotal return is not annualized for periods less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.

fRatios are annualized for periods less than one year.

gPortfolio turnover rate excludes the value of portfolio securities received or delivered as a result of processing capital share transactions in Creation Units, if any.

hEffective September 30, 2019.

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FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, September 30, 2019 (unaudited)

Franklin Liberty U.S. Core Bond ETF

		Country	Principal Amount*	Value

	Corporate Bonds & Notes 29.0%
	Aerospace & Defense 0.5%
	Lockheed Martin Corp., senior bond, 4.09%, 9/15/52	United States	1,100,000	$1,295,715
	United Technologies Corp., senior bond, 3.75%, 11/01/46	United States	1,300,000	1,432,835

				2,728,550

	Air Freight & Logistics 0.3%
	FedEx Corp., senior bond, 4.05%, 2/15/48	United States	1,400,000	1,375,425

	Banks 4.2%
	Bank of America Corp.,
	senior note, 2.881%, 4/24/23	United States	1,000,000	1,015,120
	senior sub. bond, 4.25%, 10/22/26	United States	2,250,000	2,431,417
	BB&T Corp., sub. bond, 3.875%, 3/19/29	United States	2,250,000	2,440,548
a	BNP Paribas SA, senior note, FRN thereafter, 144A, 4.705%, 1/10/25	France	3,050,000	3,298,708
	BPCE SA,
	[a] 144A, 4.875%, 4/01/26	France	1,800,000	1,960,767
	[a] senior note, 144A, 5.70%, 10/22/23	France	1,100,000	1,213,594
	Branch Banking & Trust Co., sub. note, 3.625%, 9/16/25	France	800,000	850,973

	Citigroup Inc.,
	senior note, 2.876%, 7/24/23	United States	3,100,000	3,141,058
	Subordinated, 3.875%, 3/26/25	United States	100,000	105,299
	JPMorgan Chase & Co., sub. note, 3.375%, 5/01/23	United States	3,100,000	3,208,156
	SunTrust Bank Atlanta GA, senior note, 2.75%, 5/01/23	United States	3,100,000	3,156,866

				22,822,506

	Biotechnology 0.9%
	Biogen Inc.,
	senior note, 3.625%, 9/15/22	United States	2,650,000	2,756,229
	senior note, 4.05%, 9/15/25	United States	500,000	542,075
	Gilead Sciences Inc., senior bond, 4.15%, 3/01/47	United States	1,400,000	1,559,986

				4,858,290

	Building Products 0.4%
	CRH America Finance Inc., senior note, 3.40%, 5/09/27	Ireland	1,850,000	1,912,454

	Capital Markets 1.8%
a	Credit Suisse Group AG, senior note, FRN thereafter, 144A, 2.997%, 12/14/23	Switzerland	3,350,000	3,385,557
	Morgan Stanley,
	senior note, 2.625%, 11/17/21	United States	200,000	201,971
	senior note, 3.70%, 10/23/24	United States	800,000	847,644
	sub. bond, 3.95%, 4/23/27	United States	2,000,000	2,117,281

	The Goldman Sachs Group Inc.,
	senior bond, 4.411%, 4/23/39	United States	1,400,000	1,583,957
	senior note, 2.908%, 6/05/23	United States	1,400,000	1,418,795

				9,555,205

	Chemicals 0.6%
	LYB International Finance II BV, senior note, 3.50%, 3/02/27	United States	3,300,000	3,402,305

	Commercial Services & Supplies 0.3%
	Boardwalk Pipelines LP, senior note, 4.80%, 5/03/29	United States	1,450,000	1,541,273

	Construction Materials 0.1%
a	CRH America Inc., senior note, 144A, 3.875%, 5/18/25	Ireland	500,000	528,932

	Consumer Finance 0.7%
	Capital One Financial Corp.,
	senior bond, 3.50%, 6/15/23	United States	1,450,000	1,511,096
	senior note, 3.75%, 3/09/27	United States	2,050,000	2,153,744

				3,664,840

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Liberty U.S. Core Bond ETF (continued)

		Country	Principal Amount*	Value

	Corporate Bonds & Notes (continued)
	Containers & Packaging 0.2%
	WRKCo Inc., Sr. Unsecured, 4.00%, 3/15/28	United States	1,100,000	$1,172,517

	Diversified Telecommunication Services 0.9%
	AT&T Inc.,
	senior note, 3.875%, 1/15/26	United States	2,050,000	2,176,545
	Sr. Unsecured, 3.80%, 2/15/27	United States	1,000,000	1,059,986
	Telefonica Emisiones SA, senior bond, 4.895%, 3/06/48	Spain	900,000	1,006,341
	Time Warner Entertainment Co. LP, senior bond, 8.375%, 3/15/23	United States	700,000	829,234

				5,072,106

	Electric Utilities 2.0%
	Alabama Power Co., senior note, 2.45%, 3/30/22	United States	300,000	303,190
	Baltimore Gas & Electric Co., senior bond, 3.50%, 8/15/46	United States	1,400,000	1,456,006
	Duke Energy Carolinas LLC, secured bond, 3.70%, 12/01/47	United States	1,400,000	1,522,290
	Georgia Power Co., senior bond, 4.75%, 9/01/40	United States	1,400,000	1,626,065
	MidAmerican Energy Co., secured bond, 3.65%, 8/01/48	United States	1,100,000	1,200,773
	PSEG Power LLC, senior note, 3.85%, 6/01/23	United States	300,000	317,090
	Public Service Electric & Gas Co., secured bond, 3.80%, 3/01/46	United States	1,100,000	1,228,715
a	State Grid Overseas Investment 2016 Ltd., senior note, 144A, 3.50%, 5/04/27	China	1,700,000	1,796,442
	Virginia Electric & Power Co., Sr. Unsecured, B, 3.80%, 9/15/47	United States	1,100,000	1,192,754

				10,643,325

	Electronic Equipment, Instruments & Components 0.8%
	Keysight Technologies Inc., senior note, 4.60%, 4/06/27	United States	1,100,000	1,211,445
	Tech Data Corp., senior note, 3.70%, 2/15/22	United States	3,100,000	3,170,553

				4,381,998

	Energy Equipment & Services 0.8%
	Baker Hughes a GE Co. LLC/Baker Hughes Co-obligator Inc., senior bond, 4.08%, 12/15/47	United States	1,100,000	1,109,005
a	Schlumberger Holdings Corp., Sr. Unsecured, 144A, 3.90%, 5/17/28	United States	2,750,000	2,913,318
	Total Capital International SA, Sr. Unsecured, 3.461%, 7/12/49	France	400,000	422,823

				4,445,146

	Equity Real Estate Investment Trusts (REITs) 1.0%
	Essex Portfolio LP, Sr. Unsecured, 4.00%, 3/01/29	United States	2,250,000	2,459,079
	Kimco Realty Corp.,
	senior note, 3.30%, 2/01/25	United States	2,250,000	2,322,035
	Sr. Unsecured, 4.25%, 4/01/45	United States	750,000	809,171

				5,590,285

	Food & Staples Retailing 0.4%
	The Kroger Co., senior bond, 4.45%, 2/01/47	United States	950,000	981,622
	Walgreens Boots Alliance Inc., senior note, 3.45%, 6/01/26	United States	800,000	826,816
	Walgreens Boots Alliance, Inc., senior bond, 4.80%, 11/18/44	United States	400,000	423,109

				2,231,547

	Food Products 0.6%
	BAT Capital Corp., senior bond, 4.54%, 8/15/47	United Kingdom	750,000	720,223
	Bunge Ltd. Finance Corp., senior note, 3.75%, 9/25/27	United States	1,450,000	1,488,193
	Kraft Heinz Foods Co., senior bond, 4.375%, 6/01/46	United States	950,000	908,607

				3,117,023

	Health Care Providers & Services 1.3%
	Anthem Inc.,
	senior bond, 3.65%, 12/01/27	United States	2,250,000	2,366,305
	senior note, 4.101%, 3/01/28	United States	800,000	864,774

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Liberty U.S. Core Bond ETF (continued)

		Country	Principal Amount*	Value

	Corporate Bonds & Notes (continued)
	Health Care Providers & Services (continued)
	Cigna Corp., senior bond, 3.875%, 10/15/47	United States	1,400,000	$1,387,121
	CVS Health Corp., senior bond, 4.875%, 7/20/35	United States	1,400,000	1,561,970
	HCA Inc., senior secured bond, first lien, 5.50%, 6/15/47	United States	900,000	1,013,353

				7,193,523

	Industrial Conglomerates 0.6%
	General Electric Co.,
	senior bond, 3.10%, 1/09/23	United States	3,000,000	3,041,632
	senior bond, 4.125%, 10/09/42	United States	200,000	200,555

				3,242,187

	Insurance 2.1%
	Aflac Inc., senior bond, 4.75%, 1/15/49	United States	400,000	489,191
	MetLife Inc., senior bond, 5.875%, 2/06/41	United States	1,100,000	1,501,202
a	Metropolitan Life Global Funding I, secured note, 144A, 2.40%, 6/17/22	United States	1,100,000	1,109,688
	Reinsurance Group of America Inc., Sr. Unsecured, 3.90%, 5/15/29	United States	2,250,000	2,396,090
a	Swiss Re Treasury US Corp., senior bond, 144A, 4.25%, 12/06/42	Switzerland	750,000	862,731
	The Allstate Corp., senior bond, 5.55%, 5/09/35	United States	1,800,000	2,335,599
	Willis North America Inc., Sr. Unsecured, 3.60%, 5/15/24	United States	2,250,000	2,339,587

				11,034,088

	Internet & Direct Marketing Retail 0.6%
	Alibaba Group Holding Ltd.,
	senior note, 3.125%, 11/28/21	China	2,050,000	2,082,710
	senior note, 3.40%, 12/06/27	China	1,100,000	1,145,881

				3,228,591

	Interactive Media & Services 0.2%
b	Tencent Holdings Ltd., senior note, Reg S, 3.28%, 4/11/24	China	1,250,000	1,285,342

	IT Services 0.3%
	Fiserv Inc., senior bond, 4.40%, 7/01/49	United States	1,400,000	1,568,844

	Media 0.5%
	Charter Communications Operating LLC / Charter Communications Operating Capital, senior bond, first lien, 4.50%, 2/01/24	United States	800,000	860,009
	Comcast Corp., senior bond, 3.30%, 2/01/27	United States	300,000	317,192
	NBCUniversal Media LLC, senior bond, 4.45%, 1/15/43	United States	1,100,000	1,277,573

				2,454,774

	Metals & Mining 1.3%
	ArcelorMittal, senior note, 4.55%, 3/11/26	France	2,500,000	2,617,873
	Reliance Steel & Aluminum Co., senior note, 4.50%, 4/15/23	United States	3,000,000	3,171,114
	Southern Copper Corp., senior bond, 5.25%, 11/08/42	Mexico	1,000,000	1,130,552

				6,919,539

	Oil, Gas & Consumable Fuels 2.2%
	Enable Midstream Partners LP, senior note, 3.90%, 5/15/24	United States	2,650,000	2,702,957
	Energy Transfer Operating LP, senior bond, 5.15%, 3/15/45	United States	850,000	893,558
	Enterprise Products Operating LLC, senior bond, 4.25%, 2/15/48	United States	650,000	703,581
	Kinder Morgan Inc., Sr. Unsecured, 4.30%, 3/01/28	United States	3,000,000	3,256,239
	MPLX LP, senior bond, 4.70%, 4/15/48	United States	950,000	993,174
	Sabine Pass Liquefaction LLC, senior secured bond, first lien, 4.20%, 3/15/28	United States	400,000	423,588
	TC PipeLines LP, senior note, 3.90%, 5/25/27	United States	2,550,000	2,660,848

				11,633,945

	Pharmaceuticals 1.2%
	Activas Funding SCS, senior bond, 4.75%, 3/15/45	United States	1,400,000	1,485,697

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Liberty U.S. Core Bond ETF (continued)

		Country	Principal Amount*	Value

	Corporate Bonds & Notes (continued)
	Pharmaceuticals (continued)
	Bristol-Myers Squibb Co.,
	senior bond, 3.25%, 8/01/42	United States	1,400,000	$1,419,220
	[a] sr. Unsecured, 144A, 3.20%, 6/15/26	United States	100,000	104,995
	Shire Acquisitions Investments Ireland Designated Activity Co., senior note, 3.20%, 9/23/26	Ireland	200,000	206,528
a	Takeda Pharmaceutical Co. Ltd., senior note, 144A, 2.45%, 1/18/22	Japan	3,100,000	3,108,634

				6,325,074

	Real Estate Management & Development 0.1%
	Healthcare Trust of America Holdings LP, senior bond, 3.75%, 7/01/27	United States	650,000	681,065

	Road & Rail 0.2%
	CSX Corp., senior bond, 4.25%, 11/01/66	United States	750,000	796,961

	Semiconductors & Semiconductor Equipment 0.9%

	Maxim Integrated Products Inc.,
	senior note, 3.375%, 3/15/23	United States	800,000	824,018
	senior note, 3.45%, 6/15/27	United States	2,450,000	2,533,628
	Xilinx Inc., senior note, 2.95%, 6/01/24	United States	1,400,000	1,438,800

				4,796,446

	Software 0.6%

	VMware Inc.,
	senior note, 2.95%, 8/21/22	United States	3,100,000	3,144,514
	Sr. Unsecured, 3.90%, 8/21/27	United States	100,000	102,936

				3,247,450

	Tobacco 0.0%[c]†
a	BAT International Finance PLC, Sr. Unsecured, 144A, 3.95%, 6/15/25	United Kingdom	200,000	208,374

	Trading Companies & Distributors 0.4%
	Aircastle Ltd., senior note, 4.25%, 6/15/26	United States	2,250,000	2,308,105

	Total Corporate Bonds & Notes (Cost $155,579,161)			155,968,035

	U.S. Government & Agency Securities 31.3%
	U.S. Treasury Bond,
	2.25%, 8/15/46	United States	14,500,000	14,872,979
	2.25%, 8/15/49	United States	500,000	514,346
	2.50%, 2/15/45	United States	3,800,000	4,089,973
	2.75%, 11/15/42	United States	10,650,000	11,954,625
	U.S. Treasury Note,
	1.375%, 8/31/23	United States	92,500,000	91,831,583
	1.50%, 3/31/23	United States	22,000,000	21,953,164
	1.625%, 8/15/29	United States	9,800,000	9,755,976
	1.875%, 6/30/26	United States	5,200,000	5,286,328
	2.75%, 9/15/21	United States	8,100,000	8,274,498

	Total U.S. Government & Agency Securities (Cost $167,791,690)			168,533,472

	Municipal Bonds 4.4%
	Alabama 0.9%
	S E Alabama State Gas Supply District Gas Supply, Revenue, Libor-Project #2, Series, 2.25%, 6/01/49		5,000,000	4,970,250

	California 2.7%
	California State GO, Various Purpose, 3.00%, 10/01/37		4,500,000	4,720,050
	Contra Costa Community College District GO, Refunding, 2.926%, 8/01/38		10,000,000	9,899,400

				14,619,450

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Liberty U.S. Core Bond ETF (continued)

		Country	Principal Amount*	Value

	Municipal Bonds (continued)
	Texas 0.8%
c	Texas State Water Development Board Revenue, State Water Implementation Fund, Master Trust, Series A, 4.00%, 10/15/44		3,750,000	$4,250,062

	Total Municipal Bonds (Cost $23,732,135)			23,839,762

	Mortgage-Backed Securities 25.0%
	Freddie Mac 20.9%

	Federal National Mortgage Association,
	2.50%, 09/01/49	United States	4,200,000	4,180,805
	3.00%, 09/01/49	United States	44,100,000	44,764,945
	3.50%, 10/01/48	United States	45,230,000	46,396,086
	4.00%, 10/01/48	United States	16,920,000	17,557,805

				112,899,641

	Ginnie Mae 4.1%
	FNMA, 4.50%, 9/01/48		18,180,000	19,145,556
	GNMA, II, SF, 3.50%, 10/01/48		2,600,000	2,693,692

				21,839,248

	Total Mortgage-Backed Securities (Cost $134,481,569)			134,738,889

	Foreign Government and Agency Securities 0.9%
	Colombia 0.3%
	Government of Colombia, senior bond, 5.00%, 6/15/45		1,350,000	1,584,563

	Indonesia 0.2%
a	Government of Indonesia, senior bond, 144A, 4.35%, 1/08/27		1,250,000	1,358,872

	Mexico 0.4%
	Government of Mexico, senior note, 4.15%, 3/28/27		2,000,000	2,122,020

	Total Foreign Government and Agency Securities (Cost $5,082,620)			5,065,455

	Total Investments (Cost $486,667,175) 90.6%			488,145,613
	Other Assets, less Liabilities 9.4%			50,759,516

	Net Assets 100.0%			$538,905,129

See Abbreviations on page 63.

*The principal amount is stated in U.S. dollars unless otherwise indicated.

†Rounds to less than 0.1% of net assets.

aSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Fund’s Board of Trustees. At September 30, 2019, the aggregate value of these securities was $21,850,612, representing 4.1% of net assets.

bSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. This security has been deemed liquid under guidelines approved by the Fund’s Board of Trustees. At September 30, 2019, the value of this security was $1,285,342, representing 0.2% of net assets.

cSecurity purchased on a when-issued basis. See Note 1(b)

At September 30, 2019, the Fund had the following futures contracts outstanding. See Note 1(c).

Futures Contracts

Description	Type	Number of Contracts	Notional Amount*	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Interest Rate Contracts
U.S. Treasury 5 Yr. Note	Long	105	$12,510,586	12/31/19	$690

*As of period end.

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Semiannual Report	49

FRANKLIN TEMPLETON ETF TRUST

FINANCIAL STATEMENTS

Statements of Assets and Liabilities

September 30, 2019 (unaudited)

	Franklin Liberty International Opportunities ETF	Franklin Liberty Investment Grade Corporate ETF	Franklin Liberty U.S. Low Volatility ETF	Franklin Liberty U.S. Core Bond ETF
Assets:
Investments in securities:
Cost – Unaffiliated issuers	$9,425,705	$220,520,517	$53,347,223	$486,667,175

Value – Unaffiliated issuers	$9,225,502	$230,940,941	$56,653,961	$488,145,613
Cash	102,914	447,921	61,124	185,962,179
Foreign currency, at value (cost $1,382, $–, $– and $– respectively)	1,370	—	—	—
Receivables:
Dividends and interest	34,733	1,970,257	46,133	1,959,852
Affiliates	5,136	—	—	—
Closed swap contracts	—	—	—	1,688,568
Variation margin on futures contracts	—	7,781	—	—
Deposits with brokers for:
Futures contracts	—	93,861	—	84,000
Swap contracts	—	—	—	91,163

Total assets	9,369,655	233,460,761	56,761,218	677,931,375

Liabilities:
Payables:
Investment securities purchased	—	—	—	138,844,836
Management fees	—	57,101	3,695	10,541
Transfer agent fees	7,800	7,800	7,800	557
Trustees’ fees and expenses	167	—	—	710
Distributions to shareholders	—	615,497	—	82,647
Custodian fees	8,955	10,345	514	298
Professional fees	26,253	26,176	18,425	1,919
Reports to shareholders	620	411	353	—
Variation margin on futures contracts	—	—	—	83,310
Registration and filing fees	4,218	3,764	3,961	498
Pricing fees	5,574	—	—	—
Deferred tax	2,870	—	—	—
Deposits from brokers for futures contracts	—	6,220	—	—
Accrued expenses and other liabilities	13,853	16,290	10,417	930

Total liabilities	70,310	743,604	45,165	139,026,246

Net assets, at value	$9,299,345	$232,717,157	$56,716,053	$538,905,129

Net assets consist of:
Paid-in capital	$9,530,691	$223,044,612	$53,279,476	$537,281,299
Total distributable earnings (loss)	(231,346)	9,672,545	3,436,577	1,623,830

Net assets, at value	$9,299,345	$232,717,157	$56,716,053	$538,905,129

Shares outstanding	350,000	9,100,000	1,550,000	21,400,000

Net asset value per share	$26.57	$25.57	$36.59	$25.18

50	Semiannual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST

FINANCIAL STATEMENTS

Statements of Operations

for the six months ended September 30, 2019 (unaudited)

	Franklin Liberty International Opportunities ETF	Franklin Liberty Investment Grade Corporate ETF	Franklin Liberty U.S. Low Volatility ETF	Franklin Liberty U.S. Core Bond ETF
Investment income:
Dividends: (net of foreign taxes)[a]
Unaffiliated issuers	$193,554	$—	$180,868	$—
Interest:
Unaffiliated issuers	—	2,836,365	765	190,636

Total investment income	193,554	2,836,365	181,633	190,636

Expenses:
Management fees (Note 3a)	28,204	475,437	43,139	15,452
Transfer agent fees	7,799	7,799	7,799	557
Custodian fees	11,867	10,267	644	298
Reports to shareholders	3,784	3,800	3,736	398
Registration and filing fees	4,024	3,830	3,849	498
Professional fees	43,958	23,030	20,267	1,920
Trustees’ fees and expenses	650	3,673	853	710
Pricing fees	4,297	—	—	—
Other	5,526	6,446	4,986	531

Total expenses	110,109	534,282	85,273	20,364
Expenses waived/paid by affiliates (Note 3c)	(81,905)	(244,638)	(42,134)	(4,911)

Net expenses	28,204	289,644	43,139	15,453

Net investment income	165,350	2,546,721	138,494	175,183

Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers	(95,303)	572,152	139,702	39,944
Foreign currency transactions	(839)	130	41	—
Foreign exchange contracts	(24)	—	—	—
Futures contracts	—	(224,746)	—	—
Swap contracts	—	8,526	—	12,222

Net realized gain (loss)	(96,166)	356,062	139,743	52,166

Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers	(98,204)	10,258,983	1,177,733	1,478,438
Translation of other assets and liabilities denominated in foreign currencies	(31)	—	(24)	—
Futures contracts	—	166,718	—	690
Change in deferred taxes on unrealized appreciation	(2,870)	—	—	—

Net change in unrealized appreciation (depreciation)	(101,105)	10,425,701	1,177,709	1,479,128

Net realized and unrealized gain (loss)	(197,271)	10,781,763	1,317,452	1,531,294

Net increase (decrease) in net assets resulting from operations	$(31,921)	$13,328,484	$1,455,946	$1,706,477

[a]Foreign taxes withheld on dividends	$15,762	$—	$812	$—

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FRANKLIN TEMPLETON ETF TRUST

FINANCIAL STATEMENTS

Statements of Changes in Net Assets

	Franklin Liberty International Opportunities ETF		Franklin Liberty Investment Grade Corporate ETF

	Six Months Ended September 30, 2019 (unaudited)	Year Ended March 31, 2019	Six Months Ended September 30, 2019 (unaudited)	Year Ended March 31, 2019
Increase (decrease) in net assets:
Operations:
Net investment income	$165,350	$191,982	$2,546,721	$941,221
Net realized gain (loss)	(96,166)	99,816	356,062	(722,823)
Net change in unrealized appreciation (depreciation)	(101,105)	(924,454)	10,425,701	370,103

Net increase (decrease) in net assets resulting from operations	(31,921)	(632,656)	13,328,484	588,501

Distributions to shareholders	(148,806)	(168,938)	(2,846,393)	(1,010,692)

Capital share transactions: (Note 2)	—	4,503,793	204,170,113	(21,066,405)

Net increase (decrease) in net assets	(180,727)	3,702,199	214,652,204	(21,488,596)
Net assets:
Beginning of period	9,480,072	5,777,873	18,064,953	39,553,549

End of period	$9,299,345	$9,480,072	$232,717,157	$18,064,953

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FRANKLIN TEMPLETON ETF TRUST

FINANCIAL STATEMENTS

Statements of Changes in Net Assets (continued)

	Franklin Liberty U.S. Low Volatility ETF		Franklin Liberty U.S. Core Bond ETF

	Six Months Ended September 30, 2019 (unaudited)	Year Ended March 31, 2019	Six Months Ended September 30, 2019 (unaudited)[a]
Increase (decrease) in net assets:
Operations:
Net investment income	$138,494	$188,665	$175,183
Net realized gain (loss)	139,743	251,076	52,166
Net change in unrealized appreciation (depreciation)	1,177,709	1,276,600	1,479,128

Net increase (decrease) in net assets resulting from operations	1,455,946	1,716,341	1,706,477

Distributions to shareholders	(106,216)	(321,023)	(82,647)

Capital share transactions: (Note 2)	41,923,228	6,042,757	537,281,299

Net increase (decrease) in net assets	43,272,958	7,438,075	538,905,129
Net assets:
Beginning of period	13,443,095	6,005,020	—

End of period	$56,716,053	$13,443,095	$538,905,129

aFor the period September 17, 2019 (commencement of operations) to September 30, 2019.

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FRANKLIN TEMPLETON ETF TRUST

Notes to Financial Statements (unaudited)

1. Organization and Significant Accounting Policies

Franklin Templeton ETF Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of thirty-nine separate funds, four of which are included in this report (Funds) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP). Each of the Funds are an exchange traded fund (ETF) and are actively managed, thus they are not designed to track an index. The Trust began offering shares of Franklin Liberty U.S. Core Bond ETF.

The following summarizes the Funds’ significant accounting policies.

a. Financial Instrument Valuation

The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Funds calculate the net asset value (NAV) per share as of 4 p.m. Eastern time each day the New York Stock Exchange (NYSE) is open for trading. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Funds’ administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Funds may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities and exchange traded funds listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time period. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. London time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.

Debt securities generally trade in the over-the-counter (OTC) market rather than on a securities exchange. The Funds’ pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.

The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Funds primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time. In addition, trading in certain foreign markets may not take place on every Funds’ business day. Occasionally, events occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Funds’ portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. The VC monitors price movements for significant events following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

an event has occurred that may call into question the reliability of the values of the foreign securities held by the Funds. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the Funds’ NAV is not calculated, which could result in differences between the value of the Funds’ portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Funds for financial reporting purposes.

b. Foreign Currency Translation

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. The Funds may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Portfolio securities and assets and liabilities denominated in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Board.

The Funds do not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments in the Statements of Operations.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c. Derivative Financial Instruments

Certain or all Funds invested in derivative financial instruments in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or losses in excess of the amounts shown in the Statements of Assets and Liabilities. Realized gain and loss and unrealized appreciation and depreciation on these contracts for the period are included in the Statements of Operations.

Derivative counterparty credit risk is managed through a formal evaluation of the creditworthiness of all potential counterparties. Certain or all Funds attempt to reduce their exposure to counterparty credit risk on OTC derivatives, whenever possible, by entering into International Swaps and Derivatives Association (ISDA) master agreements with certain counterparties. These agreements contain various provisions, including but not limited to collateral requirements, events of default, or early termination.

Termination events applicable to the counterparty include certain deteriorations in the credit quality of the counterparty. Termination events applicable to the Funds include failure of the Funds to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In the event of default or early termination, the ISDA master agreement gives the nondefaulting party the right to net and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by one counterparty to the other. Early termination by the counterparty may result in an immediate payment by the Funds of any net liability owed to that counterparty under the ISDA agreement.

The Funds entered into credit default swap contracts primarily to manage and/or gain exposure to credit risk. A credit default swap is an agreement between the Fund and a counterparty whereby the buyer of the contract receives credit protection and the seller of the contract guarantees the credit worthiness of a referenced debt obligation. These agreements may be privately negotiated in the over-the-counter market (OTC credit default swaps) or may be executed in a multilateral trade facility platform, such as a registered

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FRANKLIN TEMPLETON ETF TRUST

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. Organization and Significant Accounting Policies (continued)

exchange (centrally cleared credit default swaps). The underlying referenced debt obligation may be a single issuer of corporate or sovereign debt, a credit index, a basket of issuers or indices, or a tranche of a credit index or basket of issuers or indices. In the event of a default of the underlying referenced debt obligation, the buyer is entitled to receive the notional amount of the credit default swap contract from the seller in exchange for the referenced debt obligation, a net settlement amount equal to the notional amount of the credit default swap less the recovery value of the referenced debt obligation, or other agreed upon amount. For centrally cleared credit default swaps, required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable. Over the term of the contract, the buyer pays the seller a periodic stream of payments, provided that no event of default has occurred. Such periodic payments are accrued daily as an unrealized appreciation or depreciation until the payments are made, at which time they are realized. Upfront payments and receipts are reflected in the Statements of Assets and Liabilities and represent compensating factors between stated terms of the credit default swap agreement and prevailing market conditions (credit spreads and other relevant factors). These upfront payments and receipts are amortized over the term of the contract as a realized gain or loss in the Statements of Operations.

Collateral requirements differ by type of derivative. Collateral terms are contract specific for OTC derivatives. For OTC derivatives traded under an ISDA master agreement, posting of collateral is required by either the Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty exceeds the minimum transfer amount, which typically ranges from $100,000 to $250,000, and can vary depending on the counterparty and the type of the agreement. Generally, collateral is determined at the close of Fund business each day and any additional collateral required due to changes in derivative values may be delivered by the Fund or the counterparty the next business day, or within a few business days. Collateral pledged and/or received by the Fund, if any, is held in segregated accounts with the Fund’s custodian/counterparty broker and can be in the form of cash and/or securities. Unrestricted cash may be invested according to the Funds’ investment objectives. To the extent that the amounts due to the Fund from its counterparties are not subject to collateralization or are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.

Certain or all Funds entered into exchange traded futures contracts primarily to manage and/or gain exposure to equity price risk. A futures contract is an agreement between the Fund and a counterparty to buy or sell an asset at a specified price on a future date. Required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable in the Statements of Assets and Liabilities.

See Note 7 regarding other derivative information.

d. Income and Deferred Taxes

It is each Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code. Each Fund intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required.

The Funds may be subject to foreign taxation related to income received, capital gains on the sale of securities and certain foreign currency transactions in the foreign jurisdictions in which the Funds invest. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Funds invest. When a capital gain tax is determined to apply, certain or all Funds record an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the valuation date.

Each Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based on its technical merits. As of September 30, 2019, each Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and are based on the statute of limitations in each jurisdiction in which the Fund invests.

e. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of premium and accretion of discount on debt securities are included in interest income. Dividend income and capital gain distributions are recorded on the ex-dividend date except for

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

certain dividends from securities where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information is received by the Funds. Distributions to shareholders are recorded on the ex-dividend date. Distributable earnings are determined according to income tax regulations (tax basis) and may differ from earnings recorded in accordance with U.S. GAAP. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Common expenses incurred by the Trust are allocated among the Funds based on the ratio of net assets of each Fund to the combined net assets of the Trust. Certain Fund specific expenses are allocated directly to the Fund that incurred the expense.

f. Accounting Estimates

The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

g. Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Funds, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

2. Shares of Beneficial Interest

Shares of the Funds are issued and redeemed at their respective NAV only in aggregations of a specified number of shares or multiples thereof (Creation Units). Only certain large institutional investors (Authorized Participants) may engage in creation or redemption transactions directly with the Funds. Once created, shares of the Funds generally trade in the secondary market in amounts less than one Creation Unit. The market price of the Funds’ shares will be based on the price in the secondary market which may be at, above or below the most recent NAV. Creation Units may be issued and redeemed in exchange for a designated portfolio of securities and/or cash (which may include cash in lieu of certain securities).

Authorized Participants pay a standard transaction fee to the shareholder servicing agent when purchasing or redeeming Creation Units of the Funds regardless of the number of Creation Units that are being created or redeemed on the same day by the Authorized Participant. The standard transaction fee is imposed to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units and is not charged to or paid by the Funds.

In addition, for cash Creation Unit transactions, a variable fee for creation transactions and redemption transactions may be charged to the Authorized Participant to cover certain brokerage, tax, foreign exchange, execution, market impact and other costs and expenses related to the execution of trades. Variable fees, if any, are included in capital share transactions in the Statements of Changes in Net Assets.

At September 30, 2019, there were an unlimited number of shares authorized (without par value). Transactions in the Funds’ shares were as follows:

	Franklin Liberty International Opportunities ETF

	Six Months Ended September 30, 2019[a]		Year Ended March 31, 2019

	Shares	Amount	Shares	Amount
Shares sold	—	$—	200,000	$5,852,625
Shares redeemed	—	—	(50,000)	(1,348,832)

Net increase (decrease)	—	$—	150,000	$4,503,793

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FRANKLIN TEMPLETON ETF TRUST

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

2. Shares of Beneficial Interest (continued)

	Franklin Liberty Investment Grade Corporate ETF

	Six Months Ended September 30, 2019		Year Ended March 31, 2019

	Shares	Amount	Shares	Amount
Shares sold	8,350,000	$204,170,113	50,000	$1,200,485
Shares redeemed	—	—	(950,000)	(22,266,890)

Net increase (decrease)	8,350,000	$204,170,113	(900,000)	$(21,066,405)

	Franklin Liberty U.S. Low Volatility ETF

	Six Months Ended September 30, 2019		Year Ended March 31, 2019

	Shares	Amount	Shares	Amount
Shares sold	1,150,000	$41,923,228	250,000	$7,630,864
Shares redeemed	—	—	(50,000)	(1,588,107)

Net increase (decrease)	1,150,000	$41,923,228	200,000	$6,042,757

	Franklin Liberty U.S. Core Bond ETF

	Six Months Ended September 30, 2019[b]		Year Ended March 31, 2019

	Shares	Amount	Shares	Amount
Shares sold	21,400,000	$537,281,299	—	$—
Shares redeemed	—	—	—	—

Net increase (decrease)	21,400,000	$537,281,299	—	$—

aDuring the period ended September 30, 2019, there were no transactions of the Fund’s shares.

bFor the period September 17, 2019 (commencement of operations) to September 30, 2019.

3. Transactions with Affiliates

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton. Certain officers and trustees of the Funds are also officers and/or directors of the following subsidiaries:

Subsidiary	Affiliation
Franklin Advisers, Inc. (Advisers)	Investment manager
Franklin Templeton Institutional, LLC (FT Institutional)	Investment manager
Franklin Templeton Investimentos (Brasil) Ltda. (FTI Brasil)	Investment manager
Franklin Templeton Investment Management Limited (FTIML)	Investment manager
Franklin Templeton Investment Trust Management Co., Ltd. (FT Korea)	Investment manager
Franklin Templeton Investments (ME) Limited (FTIME)	Investment manager
Franklin Templeton Investments Corp. (FTIC)	Investment manager
Templeton Asset Management Ltd. (TAML)	Investment manager
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)	Principal underwriter

a. Management Fees

Franklin Liberty International Opportunities ETF, Franklin Liberty U.S. Low Volatility ETF and Franklin Liberty U.S. Core Bond ETF pay an investment management fee to Advisers of 0.600%, 0.500% and 0.150%, respectively, per year of the average daily net assets of each of the Funds.

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Franklin Liberty Investment Grade Corporate ETF pays an investment management fee to Advisers based on the average daily net assets of the fund as follows:

Annualized Fee Rate	Net Assets
0.625%	Up to and including $100 million
0.500%	Over $100 million, up to and including $250 million
0.450%	Over $250 million, up to and including $7.5 billion
0.440%	Over $7.5 billion, up to and including $10 billion
0.430%	Over $10 billion, up to and including $12.5 billion
0.420%	Over $12.5 billion, up to and including $15 billion
0.400%	Over $15 billion, up to and including $17.5 billion
0.380%	Over $17.5 billion, up to and including $20 billion
0.360%	Over $20 billion, up to and including $35 billion
0.355%	Over $35 billion, up to and including $50 billion
0.350%	In excess of $50 billion

For the year ended March 31, 2019, the gross effective investment management fee rate was 0.625% of the Franklin Liberty Investment Grade Corporate ETF’s average daily net assets.

Under a subadvisory agreement, FTI Brasil, FTIML, FTIME, FTIC and TAML, affiliates of Advisers, provide subadvisory services to Franklin Liberty International Opportunities ETF and FT Institutional, an affiliate of Advisers, provides subadvisory services to Franklin Liberty Investment Grade Corporate ETF. The subadvisory fee is paid by Advisers based on each Fund’s average daily net assets, and is not an additional expense of the Funds. Prior to March 1, 2019, under a subadvisory agreement, FT Korea, an affiliate of Advisers, provided subadvisory services to Franklin Liberty International Opportunities ETF.

b. Administrative Fees

Under an agreement with Advisers, FT Services provides administrative services to the Funds. The fee is paid by Advisers based on the Funds’ average daily net assets, and is not an additional expense of the Funds.

c. Waiver and Expense Reimbursements

Advisers has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by Franklin Liberty International Opportunities ETF, Franklin Liberty Investment Grade Corporate ETF, Franklin Liberty U.S. Low Volatility ETF, and Franklin Liberty U.S. Core Bond ETF so that the expenses (including acquired fund fees and expenses) of the Funds do not exceed 0.60%, 0.35%, 0.50%, and 0.15%, respectively, based on the average net assets (other than certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) until July 31, 2020. Total expenses waived or paid are not subject to recapture subsequent to the Funds’ fiscal year end.

d. Other Affiliated Transactions

At September 30, 2019, shares of the Funds were owned by the investment companies:

Funds	Shares	Percentage of Outstanding Shares[a]
Franklin Liberty Investment Grade Corporate ETF
Franklin Total Return Fund	8,555,000	94.0%

Franklin Liberty U.S. Low Volatility ETF
Franklin Managed Income Fund	1,000,000	64.5%

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FRANKLIN TEMPLETON ETF TRUST

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

3. Transactions with Affiliates (continued)

Funds	Shares	Percentage of Outstanding Shares[a]
Franklin Liberty U.S Core Bond ETF
Franklin Conservative Allocation Fund	10,910,302	51.0%
Franklin Moderate Allocation Fund	6,337,507	29.6%
Franklin Growth Allocation Fund	2,664,750	12.4%
Franklin LifeSmart™ 2020 – 2055 Retirement Target Funds	1,386,830	6.5%

	21,299,389	99.5%

aInvestment activities of significant shareholders could have a material impact on the Funds.

4. Income Taxes

For tax purposes, capital losses may be carried over to offset future capital gains, if any. At March 31, 2019, the capital loss carryforwards were as follows:

	Franklin Liberty International Opportunities ETF	Franklin Liberty Investment Grade Corporate ETF	Franklin Liberty U.S. Low Volatility ETF
Capital loss carryforwards:
Short term	$44,687	$378,345	$44,747
Long term	—	531,347	—

Total capital loss carryforwards	$44,687	$909,692	$44,747

At September 30, 2019, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

	Franklin Liberty International Opportunities ETF	Franklin Liberty Investment Grade Corporate ETF	Franklin Liberty U.S. Low Volatility ETF	Franklin Liberty U.S. Core Bond ETF
Cost of investments	$9,425,705	$220,520,517	$53,347,223	$486,667,175

Unrealized appreciation	$800,253	$10,470,189	$3,529,168	$1,559,394
Unrealized depreciation	(1,000,456)	(49,765)	(222,430)	(80,956)

Net unrealized appreciation (depreciation)	$(200,203)	$10,420,424	$3,306,738	$1,478,438

Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of corporate actions, passive foreign investment company shares and wash sales.

5. Investment Transactions

Purchases and sales of investments (excluding short term securities and in-kind transactions, if any) for the period ended September 30, 2019, were as follows:

	Franklin Liberty International Opportunities ETF	Franklin Liberty Investment Grade Corporate ETF	Franklin Liberty U.S. Low Volatility ETF	Franklin Liberty U.S. Core Bond ETF
Purchases	$1,855,601	$221,382,553	$2,078,841	$391,110,179
Sales	$1,937,948	$20,807,942	$2,057,370	$38,994,646

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

In-kind transactions associated with creation and redemptions for the period ended September 30, 2019, were as follows:

	Franklin Liberty International Opportunities ETF	Franklin Liberty Investment Grade Corporate ETF	Franklin Liberty U.S. Low Volatility ETF	Franklin Liberty U.S. Core Bond ETF
Cost of Securities Received	$—	$—	$41,630,661	$—
Value of Securities Delivered[a]	$—	$—	$—	$—

aRealized gains and losses from in-kind redemptions, as shown on the Statement of Operations, are not recognized by the Funds for tax purposes

6. Concentration of Risk

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local, regional and global economic, political and social conditions, which may result in greater market volatility. Current political and financial uncertainty surrounding the European Union may increase market volatility and the economic risk of investing in securities in Europe. In addition, certain foreign securities may not be as liquid as U.S. securities.

7. Other Derivative Information

At September 30, 2019, the Funds’ investments in derivative contracts are reflected in the Statements of Assets and Liabilities as follows:

	Asset Derivatives			Liability Derivatives

	Statements of Assets and Liabilities Location	Fair Value		Statements of Assets and Liabilities Location	Fair Value
Franklin Liberty Investment Grade Corporate ETF

Interest Rate Contracts	Variation margin on future contracts	$444,972	[a]	Variation margin on future contracts	$278,254	[a]

Totals		$444,972			$278,254

Franklin Liberty U.S. Core Bond ETF

Interest Rate contracts	Variation margin on future contracts	$690	[a]	Variation margin on future contracts	$—

Totals		$690			$—

aThis amount reflects the cumulative appreciation (depreciation) of future contracts as reported in the Statements of Investments. Only the variation margin receivable/payable at period end is separately reported within the Statements of Assets and Liabilities. Prior variation margin movements were recorded to cash upon receipt or payment.

For the period ended September 30, 2019, the effect of derivative contracts in the Funds’ Statements of Operations was as follows:

Derivative Contracts Not Accounted for as Hedging Instruments	Statements of Operations Locations	Net Realized Gain (Loss) for the Period	Statements of Operations Locations	Net Change in Unrealized Appreciation (Depreciation) for the Period
Franklin Liberty Investment Grade Corporate ETF
	Net realized gain (loss) from:		Net change in unrealized appreciation (depreciation) on:

Interest Rate Contracts	Futures Contracts	$(224,746)	Future Contracts	$166,718

Credit Default Contracts	Swap Contracts	8,526	Swap Contracts	—

		$(216,220)		$166,718

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

7. Other Derivative Information (continued)

Derivative Contracts Not Accounted for as Hedging Instruments	Statements of Operations Locations	Net Realized Gain (Loss) for the Period	Statements of Operations Locations	Net Change in Unrealized Appreciation (Depreciation) for the Period
Franklin Liberty U.S. Core Bond ETF
	Net realized gain (loss) from:		Net change in unrealized appreciation (depreciation) on:

Interest Rate Contracts	Futures Contracts	$—	Futures Contracts	$690

Credit Default Contracts	Swap Contracts	$12,222	Swap Contracts	$—

		$12,222		$690

For the period ended September 30, 2019, the average month end notional amount of futures contracts were as follows:

	Franklin Liberty International Opportunities ETF	Franklin Liberty Investment Grade Corporate ETF	Franklin Liberty U.S. Low Volatility ETF	Franklin Liberty U.S. Core Bond ETF
Futures contracts	$—	$9,759,536	$—	$12,510,586

Credit Default Contracts	$—	$1,028,571	$—	$—

See Note 1(c) regarding derivative financial instruments.

8. Fair Value Measurements

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:

•	Level 1 – quoted prices in active markets for identical financial instruments
•	Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

A summary of inputs used as of September 30, 2019, in valuing the Funds’ assets and liabilities carried at fair value, is as follows:

	Level 1	Level 2	Level 3	Total

Franklin Liberty International Opportunities ETF

Assets:
Investments in Securities:[a]
Equity Investments[b]	$9,225,502	$—	$—	$9,225,502

Franklin Liberty Investment Grade Corporate ETF

Assets:
Investments in Securities:[a]
Corporate Bonds & Notes	$—	$226,254,683	$—	$226,254,683
U.S. Government & Agency Securities	—	2,346,258	—	2,346,258
Short-Term Investments	—	2,340,000	—	2,340,000

Total Investments in Securities	$—	$230,940,941	$—	$230,940,941

Other Financial Instruments:
Futures Contracts	$444,972	$—	$—	$444,972

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

8. Fair Value Measurements (continued)

	Level 1	Level 2	Level 3	Total

Liabilities:
Other Financial Instruments:
Futures Contracts	$278,254	$—	$—	$278,254

Franklin Liberty U.S. Low Volatility ETF

Assets:
Investments in Securities:[a]
Equity Investments[b]	$56,358,961	$—	$—	$56,358,961
Short-Term Investments	—	295,000	—	295,000

Total Investments in Securities	$56,358,961	$295,000	$—	$56,653,961

Franklin Liberty U.S. Core Bond ETF

Assets:
Investments in Securities:[a]
Corporate Bonds & Notes	$—	$155,968,035	$—	$155,968,035
U.S. Government & Agency Securities	—	168,533,472	—	168,533,472
Mortgage-Backed Securities	—	134,738,889	—	134,738,889
Foreign Government & Agency Securities	—	5,065,455	—	5,065,455
Municipal Bonds	—	23,839,762	—	23,839,762

Total Investments in Securities	$—	$488,145,613	$—	$488,145,613

Other Financial Instruments:
Futures Contracts	$690	$—	$—	$690

a For detailed categories, see the accompanying Statement of Investments.

bIncludes common and convertible preferred stocks, warrants, as well as other equity investments.

9. Subsequent Events

The Funds have evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

Abbreviations

Selected Portfolio
ADR	American Depository Receipt
IDR	International Depositary Receipt
FHLB	Federal Home Loan Bank
FRN	Floating Rate Note
GO	General Obligation
REIT	Real Estate Investment Trust
SDR	Swedish Depositary Receipt

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Tax Information (unaudited)

At March 31, 2019 , more than 50% of the Funds’ total assets were invested in securities of foreign issuers. In most instances, foreign taxes were withheld from income paid to the Funds on these investments. As shown in the table below, the Funds hereby report to shareholders the foreign source income and foreign taxes paid, pursuant to Section 853 of the Internal Revenue Code. This written statement will allow shareholders of record on June 12, 2019, to treat their proportionate share of foreign taxes paid by the Funds as having been paid directly by them. The shareholder shall consider these amounts as foreign taxes paid in the tax year in which they receive the Fund distribution.

The following table provides a detailed analysis of foreign tax paid, foreign source income, and foreign source qualified dividends as reported by the Funds to shareholders of record.

Fund	Foreign Tax Paid Per Share	Foreign source Income Per share	Foreign Source Qualified Dividend Per Share
Franklin Liberty International Opportunities ETF	$0.0732	$0.6078	$0.4934

Foreign Tax Paid Per Share is the amount per share available to you, as a tax credit (assuming you held your shares in the Fund for a minimum of 16 days during the 31-day period beginning 15 days before the ex-dividend date of the Fund’s distribution to which the foreign taxes relate), or, as a tax deduction.

Foreign Source Income Per Share is the amount per share of income dividends attributable to foreign securities held by the Fund, plus any foreign taxes withheld on these dividends. The amounts reported include foreign source qualified dividends that have not been adjusted for the rate differential applicable to such dividend income.1

Foreign Source Qualified Dividends Per Share is the amount per share of foreign source qualified dividends, plus any foreign taxes withheld on these dividends. These amounts represent the portion of the Foreign Source Income reported to you in column 2 that were derived from qualified foreign securities held by the Fund.1

By mid-February 2020, shareholders will receive Form 1099-DIV which will include their share of taxes paid and foreign source income distributed during the calendar year 2019. The Foreign Source Income reported on Form 1099-DIV has not been adjusted for the rate differential on foreign source qualified dividend income. Shareholders are advised to check with their tax advisors for information on the treatment of these amounts on their individual income tax returns.

1. Qualified dividends are taxed at reduced long term capital gains tax rates. In determining the amount of foreign tax credit that may be applied against the U.S. tax liability of individuals receiving foreign source qualified dividends, adjustments may be required to the foreign tax credit limitation calculation to reflect the rate differential applicable to such dividend income. The rules however permit certain individuals to elect not to apply the rate differential adjustments for capital gains and/or dividends for any taxable year. Please consult your tax advisor and the instructions to Form 1116 for more information.

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Shareholder Information

Board Approval of Investment Management Agreements

FRANKLIN TEMPLETON ETF TRUST

Franklin Liberty International Opportunities ETF

Franklin Liberty Investment Grade Corporate ETF

Franklin Liberty U.S. Low Volatility ETF

(each a Fund)

At an in-person meeting held on May 29, 2019 (Meeting), the Board of Trustees (Board) of Franklin Templeton ETF Trust (Trust), including a majority of the trustees who are not “interested persons” as defined in the Investment Company Act of 1940 (Independent Trustees), reviewed and approved the continuance of the investment management agreement between Franklin Advisers, Inc. (FAI) and the Trust, on behalf of each Fund, the investment sub-advisory agreements between FAI and each of Templeton Asset Management Ltd. (TAML), Franklin Templeton Investment Management Limited (FTIML), Franklin Templeton Investimentos (Brasil) Ltda. (FTI Brasil), Franklin Templeton Investments Corp. (FTIC) and Franklin Templeton Investments (ME) Limited (FTIME), affiliates of FAI, on behalf of the Franklin Liberty International Opportunities ETF and the investment sub-advisory agreement between FAI and Franklin Templeton Institutional, LLC (FTIL), an affiliate of FAI, on behalf of the Franklin Liberty Investment Grade Corporate ETF (each a Management Agreement) for an additional one-year period. TAML, FTIML, FTI Brasil, FTIC, FTIME and FTIL are referred to herein individually, as a Sub-Adviser and collectively, as the Sub-Advisers. The Independent Trustees received advice from and met separately with Independent Trustee counsel in considering whether to approve the continuation of each Management Agreement. Although the Management Agreements for the Funds were considered at the same Board meeting, the Board considered the information provided to it about the Funds together and with respect to each Fund separately as the Board deemed appropriate. FAI and the Sub-Advisers are each referred to herein as a Manager.

In considering the continuation of each Management Agreement, the Board reviewed and considered information provided by each Manager at the Meeting and throughout the year at meetings of the Board and its committees. The Board also reviewed and considered information provided in response to a detailed set of requests for information submitted to FAI by Independent Trustee counsel on behalf of the Independent Trustees in connection with the annual contract renewal process. In addition, prior to the Meeting, the Independent

Trustees held a telephonic contract renewal meeting at which the Independent Trustees conferred amongst themselves and Independent Trustee counsel about contract renewal matters. The Board reviewed and considered all of the factors it deemed relevant in approving the continuance of each Management Agreement, including, but not limited to: (i) the nature, extent and quality of the services provided by each Manager; (ii) the investment performance of each Fund; (iii) the costs of the services provided and profits realized by each Manager and its affiliates from the relationship with each Fund; (iv) the extent to which economies of scale are realized as each Fund grows; and (v) whether fee levels reflect these economies of scale for the benefit of Fund investors.

In approving the continuance of each Management Agreement, the Board, including a majority of the Independent Trustees, determined that the terms of each Management Agreement are fair and reasonable and that the continuance of such Management Agreement is in the best interests of the applicable Fund and its shareholders. While attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s determination.

NATURE, EXTENT AND QUALITY OF SERVICES. The Board reviewed and considered information regarding the nature, extent and quality of investment management services provided by each Manager and its affiliates to the Funds and their shareholders. This information included, among other things, the qualifications, background and experience of the senior management and investment personnel of each Manager; the structure of investment personnel compensation; oversight of third-party service providers; investment performance reports and related financial information for each Fund; reports on expenses; legal and compliance matters; risk controls; pricing and other services provided by each Manager and its affiliates; and management fees charged by each Manager and its affiliates to US funds and other accounts, including management’s explanation of differences among accounts where relevant. The Board noted management’s continuing efforts and expenditures in establishing effective business continuity plans and developing strategies to address areas of heightened concern in the registered fund industry, such as cybersecurity and liquidity risk management. The Board also recognized management’s commitment to facilitating Board oversight of liquidity through the designation of a liquidity/risk administrator and the development of reports that highlight the amount of illiquid investments for each Fund.

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The Board also reviewed and considered the benefits provided to Fund shareholders of investing in a fund that is part of the Franklin Templeton family of funds. The Board noted the financial position of Franklin Resources, Inc. (FRI), the Managers’ parent, and its commitment to the registered fund business as evidenced by its continued introduction of new funds, reassessment of the fund offerings in response to the market environment and project initiatives and capital investments relating to the services provided to the Funds by the Franklin Templeton (FT) organization.

Following consideration of such information, the Board was satisfied with the nature, extent and quality of services provided by each Manager and its affiliates to the Funds and their shareholders.

FUND PERFORMANCE. The Board reviewed and considered the performance results of each Fund for the one-year period ended February 28, 2019. The Board considered the performance returns for each Fund in comparison to the performance returns of registered funds deemed comparable to the Fund included in a universe (Performance Universe) selected by Broadridge Financial Solutions, Inc. (Broadridge), an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the registered funds included in a Performance Universe. The Board also reviewed and considered Fund performance reports provided and discussions that occurred with portfolio managers at Board meetings throughout the year. The Board noted its ongoing discussions with the Manager about the performance of the Funds to date and the importance of performance to asset growth. Specifically, the Board referenced earlier discussions with management on matters related to, among other things, the strategy behind the overall product line-up, the design and construction of the Manager’s proprietary indices, the comparability of peer data, the nature of the Manager’s research, the potential use of innovative data and technology, and investments in marketing and distribution. A summary of each Fund’s performance results is below.

Franklin Liberty International Opportunities ETF – The Performance Universe for the Fund included the Fund and all retail and institutional international multi-cap growth funds. The Fund commenced operations on January 25, 2017, and thus has been in operation for less than three years. The Board noted that the Fund’s annualized total return for the one-year period was 0.08% below the median of its Performance Universe. The Board concluded that the Fund’s performance was acceptable given its short period of operation.

Franklin Liberty Investment Grade Corporate ETF – The Performance Universe for the Fund included the Fund and all retail and institutional BBB-rated corporate debt funds. The Fund commenced operations on October 3, 2016, and thus has been in operation for less than three years. The Board noted that the Fund’s annualized total return for the one-year period was 0.01% below the median of its Performance Universe. The Board concluded that the Fund’s performance was satisfactory.

Franklin Liberty U.S. Low Volatility ETF – The Performance Universe for the Fund included the Fund and all retail and institutional large-cap core funds. The Fund commenced operations on September 20, 2016, and thus has been in operation for less than three years. The Board noted that the Fund’s annualized total return for the one-year period was above the median and in the first quintile of its Performance Universe. The Board concluded that the Fund’s performance was satisfactory.

COMPARATIVE FEES AND EXPENSES. The Board reviewed and considered information regarding each Fund’s actual total expense ratio and its various components, including, as applicable, management fees; transfer agent expenses; underlying fund expenses; Rule 12b-1 and non-Rule 12b-1 service fees; and other non-management fees. The Board considered the actual total expense ratio and, separately, the contractual management fee rate, without the effect of fee waivers, if any (Management Rate) of each Fund in comparison to the median expense ratio and median Management Rate, respectively, of other exchange-traded funds deemed comparable to and with a similar expense structure to the Fund selected by Broadridge (Expense Group). Broadridge fee and expense data is based upon information taken from each fund’s most recent annual report, which reflects historical asset levels that may be quite different from those currently existing, particularly in a period of market volatility. While recognizing such inherent limitation and the fact that expense ratios and Management Rates generally increase as assets decline and decrease as assets grow, the Board believed the independent analysis conducted by Broadridge to be an appropriate measure of comparative fees and expenses. The Broadridge Management Rate includes administrative charges. The Board received a description of the methodology used by Broadridge to select the exchange-traded funds included in an Expense Group.

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Franklin Liberty International Opportunities ETF – The Expense Group for the Franklin Liberty International Opportunities ETF was comprised of actively managed exchange-traded funds, which included the Fund, one other international multi-cap growth fund and two international multi-cap core funds. The Board noted that the Management Rate and actual total expense ratio for the Fund were below the medians of its Expense Group. The Board also noted the small size of each Fund’s Expense Group and that the Fund’s actual total expense ratio reflected a fee waiver from management. The Board further noted that the Sub-Advisers to the Fund are paid by FAI out of the management fee FAI receives from the Fund. The Board concluded that the Management Rate charged to the Fund is reasonable.

Franklin Liberty Investment Grade Corporate ETF – The Expense Group for the Fund was comprised of actively managed exchange-traded funds, which included the Fund, two other BBB-rated corporate debt funds, three short investment-grade debt funds, and one core bond fund. The Board noted that the Management Rate for the Fund was above the median and in the fifth quintile (most expensive) of its Expense Group, but its actual total expense ratio was below the median and in the first quintile (least expensive) of its Expense Group. The Board also noted the small size of the Expense Group and that the Fund’s actual total expense ratio reflected a fee waiver from management. The Board further noted that the Sub-Adviser to the Fund is paid by FAI out of the management fee FAI receives from the Fund. The Board concluded that the Management Rate charged to the Fund is reasonable.

Franklin Liberty U.S. Low Volatility ETF – The Expense Group for the Fund was comprised of actively managed exchange-traded funds, which included the Fund and two multi-cap core funds. The Board noted that the Management Rate and actual total expense ratio for the Fund were below the medians of its Expense Group. The Board also noted the small size of the Fund’s Expense Group and that the Fund’s actual total expense ratio reflected a fee waiver from management. The Board concluded that the Management Rate charged to the Fund is reasonable.

PROFITABILITY. The Board reviewed and considered information regarding the profits realized by each Manager and its affiliates in connection with the operation of each Fund. In this respect, the Board considered the Fund profitability analysis that addresses the overall profitability of FT’s US fund business, as well as its profits in providing investment management and other services to each of the individual funds during the 12-month period ended September 30, 2018, being the most recent fiscal year-end for FRI. The Board noted that although management continually makes refinements to its methodologies used in calculating profitability in response to organizational and product-related changes, the overall methodology has remained consistent with that used in the Funds’ profitability report presentations from prior years. Additionally, PricewaterhouseCoopers LLP, auditor to FRI and certain Franklin Templeton funds, has been engaged to periodically review and assess the allocation methodologies to be used solely by the Funds’ Board with respect to the profitability analysis.

The Board noted management’s belief that costs incurred in establishing the infrastructure necessary for the type of fund operations conducted by each Manager and its affiliates may not be fully reflected in the expenses allocated to each Fund in determining its profitability, as well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. The Board also noted management’s expenditures in improving shareholder services provided to the Funds, as well as the need to implement systems and meet additional regulatory and compliance requirements resulting from recent SEC and other regulatory requirements.

The Board also considered the extent to which each Manager and its affiliates might derive ancillary benefits from fund operations, including revenues generated from transfer agent services, potential benefits resulting from personnel and systems enhancements necessitated by fund growth, as well as increased leverage with service providers and counterparties. Based upon its consideration of all these factors, the Board concluded that the level of profits realized by each Manager and its affiliates from providing services to each Fund was not excessive in view of the nature, extent and quality of services provided to each Fund.

ECONOMIES OF SCALE. The Board reviewed and considered the extent to which each Manager may realize economies of scale, if any, as each Fund grows larger and whether each Fund’s management fee structure reflects any economies of scale for the benefit of shareholders. With respect to possible economies of scale, the Board noted the existence of management fee breakpoints for the Franklin Liberty Investment Grade Corporate ETF, which operates generally to share any economies of scale with the Fund’s shareholders by reducing the Fund’s effective management fees as the Fund grows in size. The Board considered the management’s view that any analyses of potential economies of scale in managing a particular fund are inherently limited in light of the joint and common costs and investments the

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Managers incur across the Franklin Templeton family of funds as a whole. The Board concluded that to the extent economies of scale may be realized by a Manager and its affiliates, the Franklin Liberty Investment Grade Corporate ETF’s management fee structure provided a sharing of benefits with the Fund and its shareholders as the Fund grows. The Board noted that at the end of 2018, the net assets of each Fund were less than $20 million. The Board recognized that there would not likely be any economies of scale until these Funds’ assets grow.

CONCLUSION. Based on its review, consideration and evaluation of all factors it believed relevant, including the above-described factors and conclusions, the Board unanimously approved the continuation of each Management Agreement for an additional one-year period.

Board Approval of Investment Management Agreements

FRANKLIN TEMPLETON ETF TRUST

Franklin Liberty Investment Grade Corporate ETF

(Fund)

At an in-person meeting held on September 6, 2019 (Meeting), the Board of Trustees (Board) of Franklin Templeton ETF Trust (Trust), including a majority of the trustees who are not “interested persons” as defined in the Investment Company Act of 1940 (Independent Trustees), reviewed and approved an investment sub-advisory agreement between Franklin Advisers, Inc. (FAV) and Franklin Templeton Portfolio Advisors, Inc. (FT Portfolio Advisors), on behalf of the Fund (Sub-Advisory Agreement) for an initial two-year period. The Independent Trustees received advice from and met separately with Independent Trustee counsel in considering whether to approve the Sub-Advisory Agreement. FT Portfolio Advisors and FAV are each referred to herein as a Manager.

In considering the approval of the Sub-Advisory Agreement, the Board reviewed and considered information provided by each Manager at the Meeting and throughout the year at meetings of the Board and its committees. The Board reviewed and considered all of the factors it deemed relevant in approving the Sub-Advisory Agreement, including, but not limited to: (i) the nature, extent and quality of the services to be provided by FT Portfolio Advisors as a sub-adviser to the Fund; (ii) the investment performance of the Fund; (ii) the costs of the services to be provided by FT Portfolio Advisors and the profits realized/expected to be realized by the Managers and their affiliates from the relationship with the Fund;

and (iii) the extent to which economies of scale may be realized as the Fund grows. The Board also reviewed and considered the form of Sub-Advisory Agreement and the terms of the Sub-Advisory Agreement which were explained at the Meeting, noting that the terms and conditions of the Sub-Advisory Agreement were substantially identical to the terms and conditions of the sub-advisory agreement previously approved by the Board for the Fund between FAV and Franklin Templeton Institutional, LLC (FT Institutional), the current, sole investment sub-adviser of the Fund.

In approving the Sub-Advisory Agreement, the Board, including a majority of the Independent Trustees, determined that the terms of the Sub-Advisory Agreement are fair and reasonable and that such Sub-Advisory Agreement is in the best interests of the Fund and its shareholders. While attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s determination.

NATURE, EXTENT AND QUALITY OF SERVICES. The Board reviewed and considered information regarding the nature, extent and quality of investment sub-advisory services to be provided by FT Portfolio Advisors to the Fund and its shareholders. This information included, among other things, management’s representation that it was proposing FT Portfolio Advisors to serve as an additional sub-adviser to the Fund to support FAV in providing investment advice to the Fund, with Thomas Runkel being added as a portfolio manager to the Fund. Following consideration of such information, the Board was satisfied with the nature, extent and quality of services to be provided by FT Portfolio Advisors to the Fund and its shareholders under the Sub-Advisory Agreement.

FUND PERFORMANCE. The Board noted that the Fund commenced investment operations on October 3, 2016. The Board further noted that it reviewed detailed performance information about the Fund at its prior Board meeting in connection with the May 2019 annual contract renewal. In light of the Fund’s shorter operating history and the recent annual contract renewal, the Board determined that the conclusions reached regarding the Fund’s performance in connection with the annual contract renewal had not changed.

COMPARATIVE FEES AND EXPENSES. The Board reviewed and considered information regarding the proposed investment sub-advisory fee. In particular, the Board considered the fact that FAV would compensate FT Portfolio Advisors out of the fee paid to FAV under the investment management agreement between FAV and the Trust, on behalf of the Fund, and that the investment sub-advisory fee would not be an additional fee borne by the Fund. The Board

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noted that, in connection with the appointment of FT Portfolio Advisors as an investment sub-adviser to the Fund, management was also proposing that FT Institutional’s current investment sub-advisory fee be reduced correspondingly. The Board further noted management’s representation that, in light of the above, the addition of FT Portfolio Advisors as a sub-adviser to the Fund will have no impact on the investment management fees paid by the Fund. The Board concluded that the proposed investment sub-advisory fee for the Fund is reasonable.

MANAGEMENT PROFITABILITY AND ECONOMIES OF SCALE. The Board reviewed profitability information for FAV and determined that its conclusions regarding profitability and economies of scale reached in connection with the May 2019 annual contract renewal had not changed as a result of the addition of FT Portfolio Advisors to serve as an investment sub-adviser of the Fund because FAV’s retained portion of the management fee will not change, and, therefore, the addition of FT Portfolio Advisors as a new sub-adviser is not expected to have an impact on FAV’s profitability.

CONCLUSION. Based on its review, consideration and evaluation of all factors it believed relevant, including the above-described factors and conclusions, the Board unanimously approved the Sub-Advisory Agreement for the Fund for an initial two-year period.

Board Approval of Investment Management Agreements

FRANKLIN TEMPLETON ETF TRUST

Franklin Liberty U.S. Core Bond ETF

(Fund)

At an in-person meeting held on September 6, 2019 (Meeting), the Board of Trustees (Board) of Franklin Templeton ETF Trust (Trust), including a majority of the trustees who are not “interested persons” as defined in the Investment Company Act of 1940 (Independent Trustees), reviewed and approved an investment management agreement between Franklin Advisers, Inc. (Manager) and the Trust, on behalf of the Fund (Management Agreement) for an initial two-year period. The Independent Trustees received advice from and met separately with Independent Trustee counsel in considering whether to approve the Management Agreement.

In considering the approval of the Management Agreement, the Board reviewed and considered information provided by the Manager at the Meeting and throughout the year at meetings of the Board and its committees. The Board reviewed and considered all of the factors it deemed relevant in approving the Management Agreement, including, but not limited to: (i) the nature, extent and quality of the services to be provided by the Manager; (ii) the costs of the services to be provided by the Manager; and (iii) the extent to which economies of scale may be realized as the Fund grows. The Board also reviewed and considered the form of Management Agreement and the terms of the Management Agreement which were explained at the Meeting, noting that the form of Management Agreement was substantially the same as the standard forms of investment management agreement (that include administration services) for the other funds in the Franklin Templeton family of funds, including other series of the Trust.

In approving the Management Agreement, the Board, including a majority of the Independent Trustees, determined that the terms of the proposed Management Agreement are fair and reasonable and that such Management Agreement is in the best interests of the Fund and its shareholders. While attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s determination.

NATURE, EXTENT AND QUALITY OF SERVICES. The Board reviewed and considered information regarding the nature, extent and quality of investment management services to be provided by the Manager and its affiliates to the Fund and its shareholders. This information included, among other things, the Fund’s proposed investment strategies and the ability of the Manager to implement such investment strategies; the qualifications, background and experience of the investment personnel that will be responsible for the day-to-day portfolio management of the Fund; the Manager’s experience as the manager of other funds and accounts, including other series of the Trust and other funds in the Franklin Templeton family of funds; the Manager’s strength and reputation within the industry; the personnel, operations, financial condition, and investment management capabilities, methodologies and resources of the Manager; and the Manager’s compliance capabilities, as demonstrated by, among other things, its policies and procedures reasonably designed to prevent violations of the Federal Securities Laws (as defined in Rule 38a-1 of the Investment Company Act of 1940). Following consideration of such information, the Board was satisfied with the nature, extent and quality of services to be provided by the Manager and its affiliates to the Fund and its shareholders.

FUND PERFORMANCE. The Board noted that, as the Fund had not yet commenced investment operations, there was no investment performance for the Fund. The Board also

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considered the proposed performance benchmark for the Fund and how such benchmark would be utilized to measure performance of the Manager.

COMPARATIVE FEES AND EXPENSES. The Board reviewed and considered information regarding the Fund’s proposed total expense ratio and its various components, including, as applicable, management fees; transfer agent expenses; underlying fund expenses; Rule 12b-1 and non-Rule 12b-1 service fees; and other non-management fees. The Board considered the proposed total expense ratio and, separately, the proposed contractual management fee rate, without the effect of fee waivers, if any (Management Rate) of the Fund in comparison to the median expense ratio and median Management Rate, respectively, of other exchange-traded funds deemed comparable to and with a similar expense structure as the Fund (Expense Group) as selected by Broadridge Financial Solutions, Inc. (Broadridge), an independent organization. Broadridge fee and expense data is based upon information taken from each fund’s most recent annual report (excluding the Fund), which reflects historical asset levels that may be quite different from those currently existing, particularly in a period of market volatility. While recognizing such inherent limitation and the fact that expense ratios and Management Rates generally increase as assets decline and decrease as assets grow, the Board believed the independent analysis conducted by Broadridge to be an appropriate measure of comparative fees and expenses. The Broadridge Management Rate includes administrative charges. The Board received a description of the methodology used by Broadridge to select the exchange-traded funds included in an Expense Group.

The Expense Group for the Fund was comprised of actively managed exchange-traded funds, which included the Fund and three other core bond funds. The Board noted that the proposed Management Rate and proposed total expense ratio for the Fund were below the medians of its respective Expense Group. The Board concluded that the Management Rate to be charged to the Fund is reasonable. In doing so, the Board noted the small size of the Expense Group and that the Fund’s proposed total expense ratio reflected a fee waiver from management.

PROFITABILITY. The Board then noted that the Manager (and its affiliates) could not report any financial results from their relationships with the Fund because the Fund has not yet commenced investment operations, and thus, the Board could not evaluate the Manager’s (or its affiliates’) profitability with respect to the Fund.

ECONOMIES OF SCALE. The Board reviewed and considered the extent to which the Manager may realize economies of scale, if any, as the Fund grows larger and whether the Fund’s management fee structure reflects any economies of scale for the benefit of shareholders. With respect to possible economies of scale in the future, the Board noted that it is not anticipated that the Fund will generate significant, if any, profit for the Manager and/or its affiliates for some time.

CONCLUSION. Based on its review, consideration and evaluation of all factors it believed relevant, including the above-described factors and conclusions, the Board unanimously approved the Management Agreement for the Fund for an initial two-year period.

Proxy Voting Policies and Procedures

The Trust’s investment manager has established Proxy Voting Policies and Procedures (Policies) that the Trust uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Trust’s complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale, FL 33301, Attention: Proxy Group. Copies of the Trust’s proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission’s website at sec.gov and reflect the most recent 12-month period ended June 30.

Quarterly Statement of Investments

The Trust files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year as an exhibit to its report on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the Commission’s website at sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.

Premium/Discount Information

Information about the differences between the daily market price on the secondary market for the shares of the Fund and the Fund’s net asset value may be found on the Fund’s website at franklintempleton.com.

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Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.

To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.

Semiannual Report Franklin Templeton ETF Trust

Investment Manager	Distributor	Investor Services
Franklin Advisers, Inc.	Franklin Templeton Distributors, Inc. (800) DIAL BEN®/342-5236 franklintempleton.com	Transfer Agent State Street Bank and Trust Company 1 Heritage Drive Mail Stop OHD0100 North Quincy, MA 02171
© 2019 Franklin Templeton Investments. All rights reserved.		ETF2 S 11/19

SEMIANNUAL REPORT

FRANKLIN TEMPLETON

ETF TRUST

September 30, 2019

Franklin LibertyQ U.S. Equity ETF	Franklin LibertyQ U.S. Small Cap Equity ETF
Franklin LibertyQ U.S. Mid Cap Equity ETF

Internet Delivery of Fund Reports Unless You Request Paper Copies: Effective January 1, 2021, as permitted by the SEC, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request them from the Fund or your financial intermediary. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you have not signed up for electronic delivery, we would encourage you to join fellow shareholders who have. You may elect to receive shareholder reports and other communications electronically from the Fund by calling (800) 632-2301 or by contacting your financial intermediary.

You may elect to continue to receive paper copies of all your future shareholder reports free of charge by contacting your financial intermediary or, if you invest directly with a Fund, calling (800) 632-2301 to let the Fund know of your request. Your election to receive reports in paper will apply to all funds held in your account.

Franklin Templeton

Successful investing begins with ambition. And achievement only comes when you reach for it. That’s why we continually strive to deliver better outcomes for investors. No matter what your goals are, our deep, global investment expertise allows us to offer solutions that can help.

During our more than 70 years of experience, we’ve managed through all kinds of markets—up, down and those in between. We’re always preparing for what may come next. It’s because of this, combined with our strength as one of the world’s largest asset managers that we’ve earned the trust of millions of investors around the world.

Visit franklintempleton.com/investor/

investments-and-solutions/

investment-options/etfs/ for fund

updates and documents.

Not FDIC Insured	|	May Lose Value	|	No Bank Guarantee

franklintempleton.com	Not part of the semiannual report	1

SEMIANNUAL REPORT

Economic and Market Overview

The U.S. economy expanded during the six months ended September 30, 2019. However, the economy moderated in 2019’s second and third quarters, due partly to weakness in inventory and business investment. The manufacturing sector expanded during the period’s first four months, but contracted in August and September 2019. The services sector continued to expand throughout the period, although the rate of expansion slowed in September. The unemployment rate decreased from 3.8% in March 2019 to 3.5% at period-end.1 The annual inflation rate, as measured by the Consumer Price Index, decreased from 1.9% in March 2019 to 1.7% at period-end.1

At its July 2019 meeting, the U.S. Federal Reserve (Fed) lowered its target range for the federal funds rate for the first time since December 2008, to 2.00%–2.25%, citing muted inflation pressures and the potential effects of global trade tensions on economic growth. Furthermore, the Fed ended its balance sheet normalization program earlier than previously indicated. In September, the Fed further lowered the federal funds target rate range to 1.75%–2.00%, reiterating the rationale cited at the July 2019 meeting.

U.S. equity markets overall rose during the period, benefiting from upbeat economic data and U.S. corporate earnings, the Fed’s rate cuts and investor optimism about further monetary easing. However, markets reflected concerns about political uncertainties in the U.S. (including the impeachment inquiry into President Donald Trump), geopolitical tensions in certain regions, and the impact of U.S. trade disputes with China and other trading partners on global growth and corporate earnings. These concerns were partly alleviated at certain points during the period by easing trade tensions and optimism about a potential U.S.-China trade deal. The broad U.S. stock market, as measured by the Standard & Poor’s® 500 Index (S&P 500®), generally trended higher in the period’s first four months, reaching a new all-time high in July. Stocks retreated in August, due to escalating trade tensions and heightened concerns about U.S. and global economic growth, but recovered in September amid easing trade tensions and investor optimism about the upcoming U.S.-China trade negotiations in October 2019. Overall, the S&P 500 posted a +6.08% total return for the six-month period.2

1. Source: Bureau of Labor Statistics.

2. Source: Morningstar.

See www.franklintempletondatasources.com for additional data provider information.

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Franklin LibertyQ U.S. Equity ETF

This semiannual report for Franklin LibertyQ U.S. Equity ETF covers the period ended September 30, 2019.

Your Fund’s Goal and Main Investments

The Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the LibertyQ U.S. Large Cap Equity Index (the Underlying Index).1 Under normal market conditions, the Fund invests at least 80% of its assets in the component securities of the Underlying Index. The Underlying Index seeks to achieve a lower level of risk and higher risk-adjusted performance than the Russell 1000® Index over the long term by applying a multi-factor selection process, which is designed to select equity securities from the Russell 1000® Index that have favorable exposure to four investment style factors: quality, value, momentum and low volatility.

Performance Overview

For the six months under review, the Fund posted cumulative total returns of +6.16% based on market price and +6.03% based on net asset value (NAV). In comparison, the LibertyQ U.S. Large Cap Equity Index posted a +6.16% total return for the same period, while the Russell 1000® Index posted a +5.73% total return.2 You can find more of the Fund’s performance data in the Performance Summary beginning on page 5.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Top 10 Sectors/Industries

9/30/19

% of Total Net Assets
Information Technology	18.9%
Consumer Discretionary	16.7%
Consumer Staples	15.7%
Industrials	12.7%
Health Care	9.9%
Utilities	7.6%
Communication Services	5.9%
Real Estate	4.7%
Energy	3.0%
Financials	2.8%

Investment Strategy

The Fund, using a passive or indexing investment approach, seeks investment results that closely correspond, before fees and expenses, to the performance of the LibertyQ U.S. Large Cap Equity Index. The investment manager seeks to achieve, over time, a correlation between the Fund’s performance, before fees and expenses, and that of the Underlying Index of 0.95 or better. A figure of 1.00 would indicate perfect correlation. The Fund’s intention is to replicate the component securities of the Underlying Index as closely as possible. However, under various circumstances, it may not be possible or practicable to replicate the Underlying Index. In these circumstances, the Fund may use a “representative sampling” strategy whereby the Fund would invest in what it believes to be a representative sample of the component securities of the Underlying Index, but may not track the Underlying Index with the same degree of accuracy as would an investment vehicle replicating the entire Underlying Index. The Fund’s portfolio is reconstituted semiannually following the semiannual reconstitution of the Underlying Index.

1. Frank Russell Company is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company. The LibertyQ U.S. Large Cap Equity Index is a systematic, rules-based proprietary index maintained and calculated by FTSE Russell (Russell) based on the Russell 1000® Index using a methodology developed with Franklin Templeton to reflect Franklin Templeton’s desired investment strategy. Russell 1000® Index is market capitalization weighted and measures performance of the largest companies in the Russell 3000® Index, which represents the majority of the U.S. market’s total capitalization.

2. Source: FactSet.

The indexes are unmanaged and include reinvestment of any income or distributions (after the deduction of certain withholding taxes). They do not reflect any fees, expenses or sales charges. One cannot invest directly in an index.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 19.

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FRANKLIN LIBERTYQ U.S. EQUITY ETF

Top 10 Holdings

9/30/19

Company Sector/Industry	% of Total Net Assets
Apple Inc. Information Technology	1.2%
AT&T Inc. Communication Services	1.1%
Texas Instruments Inc. Information Technology	1.1%
Target Corp. Consumer Discretionary	1.1%
The Home Depot Inc. Consumer Discretionary	1.1%
NIKE Inc., B Consumer Discretionary	1.1%
The Procter & Gamble Co. Consumer Staples	1.1%
Costco Wholesale Corp. Consumer Staples	1.1%
Ross Stores Inc. Consumer Discretionary	1.1%
Intel Corp. Information Technology	1.1%

Thank you for your participation in Franklin LibertyQ U.S. Equity ETF. We look forward to serving your future investment needs.

Dina Ting, CFA

Louis Hsu, CFA

Portfolio Management Team

CFA® is a trademark owned by CFA Institute.

The foregoing information reflects our analysis, opinions and portfolio holdings as of September 30, 2019, the end of the reporting period. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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FRANKLIN LIBERTYQ U.S. EQUITY ETF

Performance Summary as of September 30, 2019

Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not include brokerage commissions that may be payable on secondary market transactions. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (4/28/17), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV.

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 9/30/191

	Cumulative Total Return[2]		Average Annual Total Return[2]
	Based on NAV[3]	Based on market price[4]	Based on NAV[3]	Based on market price[4]
6-month	+6.03%	+6.16%	+6.03%	+6.16%
1-Year	+7.28%	+7.31%	+7.28%	+7.31%
Since Inception (4/26/17)	+35.16%	+35.32%	+13.20%	+13.26%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 6 for Performance Summary footnotes.

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FRANKLIN LIBERTYQ U.S. EQUITY ETF

PERFORMANCE SUMMARY

Distributions (4/1/19–9/30/19)

Net Investment Income
$0.311624

Total Annual Operating Expenses5

0.15%

All investments involve risks, including possible loss of principal. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. To the extent the Fund concentrates in a specific industry or group of industries, the Fund will carry much greater risks of adverse developments and price movements in such industries than a fund that invests in a wider variety of industries; there is also the risk that the Fund will perform poorly during a slump in demand for securities of companies in such industries. There can be no assurance that the Fund’s multi-factor stock selection process will enhance performance. Exposure to such investment factors may detract from performance in some market environments, perhaps for extended periods. Performance of the Fund may vary significantly from the performance of an index, as a result of transactions costs, expenses and other factors. The Fund’s prospectus also includes a description of the main investment risks.

ETFs trade like stocks, fluctuate in market value and may trade at prices above or below their net asset value. Brokerage commissions and ETF expenses will reduce returns.

1. Effective December 1, 2017, the Fund adopted a unified fee structure whereby Management has agreed to reimburse the Fund’s acquired fund fees and expenses (if any) and pay all of the ordinary operating expenses of the Fund, including custody, transfer agency, and Trustee fees and expenses, among others, but excluding: (i) payments under the Fund’s Rule 12b-1 plan (if any); (ii) brokerage expenses (including any costs incidental to transactions in portfolio securities or instruments); (iii) taxes; (iv) interest (including borrowing costs and dividend expenses on securities sold short and overdraft charges); (v) litigation expenses (including litigation to which the Trust or a Fund may be a party and indemnification of the Trustees and officers with respect thereto); and (vi) other non-routine or extraordinary expenses.

2. Total return calculations represent the cumulative and average annual changes in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

3. Assumes reinvestment of distributions based on net asset value.

4. Assumes reinvestment of distributions based on market price.

5. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

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FRANKLIN LIBERTYQ U.S. EQUITY ETF

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing Fund costs, including management fees and other Fund expenses. All funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value.” You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

	Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)

Beginning Account Value 4/1/19	Ending Account Value 9/30/19	Expenses Paid During Period 4/1/19–9/30/19[1,2]	Ending Account Value 9/30/19	Expenses Paid During Period 4/1/19–9/30/19[1,2]	Net Annualized Expense Ratio[2]
$1,000.00	$1,060.30	$1.13	$1,023.90	$1.11	0.22%[3]

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 183/366 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements.

3. Effective 08/01/19, the unified management fee changed to 0.15%. Had such unified management fee been in effect for the full period, the expenses paid would have been $0.77 based upon the Fund’s actual performance and $0.76 based upon a hypothetical 5% return.

franklintempleton.com	Semiannual Report	7

Franklin LibertyQ U.S. Mid Cap Equity ETF

This semiannual report for Franklin LibertyQ U.S. Mid Cap Equity ETF covers the period ended September 30, 2019.

Your Fund’s Goal and Main Investments

The Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the LibertyQ U.S. Mid Cap Equity Index (the Underlying Index).1 Under normal market conditions, the Fund invests at least 80% of its assets in the component securities of the Underlying Index. The Underlying Index seeks to achieve a lower level of risk and higher risk-adjusted performance than the Russell Midcap® Index over the long term by applying a multi-factor selection process, which is designed to select equity securities from the Russell Midcap® Index that have favorable exposure to four investment style factors: quality, value, momentum and low volatility.

Performance Overview

For the six months under review, the Fund posted cumulative total returns of +4.46% based on market price and +4.43% based on net asset value (NAV). In comparison, the LibertyQ U.S. Mid Cap Equity Index posted a +4.57% total return for the same period, while the Russell Midcap® Index posted a +4.63% total return for the same period.2 You can find more of the Fund’s performance data in the Performance Summary beginning on page 10.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Top 10 Sectors/Industries

9/30/19

% of Total Net Assets
Consumer Discretionary	20.5%
Industrials	17.7%
Information Technology	14.3%
Financials	13.0%
Real Estate	9.4%
Consumer Staples	8.4%
Health Care	7.6%
Utilities	3.9%
Communication Services	3.2%
Materials	1.5%

Investment Strategy

The Fund, using a passive or indexing investment approach, seeks investment results that closely correspond, before fees and expenses, to the performance of the LibertyQ U.S. Mid Cap Equity Index. The investment manager seeks to achieve, over time, a correlation between the Fund’s performance, before fees and expenses, and that of the Underlying Index of 0.95 or better. A figure of 1.00 would indicate perfect correlation. The Fund’s intention is to replicate the component securities of the Underlying Index as closely as possible. However, under various circumstances, it may not be possible or practicable to replicate the Underlying Index. In these circumstances, the Fund may use a “representative sampling” strategy whereby the Fund would invest in what it believes to be a representative sample of the component securities of the Underlying Index, but may not track the Underlying Index with the same degree of accuracy as would an investment vehicle replicating the entire Underlying Index. The Fund’s portfolio is reconstituted semiannually following the semiannual reconstitution of the Underlying Index.

1. Frank Russell Company is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company. The LibertyQ U.S. Mid Cap Equity Index is a systematic, rules-based proprietary index that is maintained and calculated by FTSE Russell (Russell). It is based on the Russell Midcap® Index using a methodology developed with Franklin Templeton to reflect Franklin Templeton’s desired investment strategy. Russell Midcap® Index is market capitalization weighted and measures performance of the smallest companies in the Russell 1000® Index, which represents a modest amount of the Russell 1000® Index’s total market capitalization.

2. Source: FactSet.

The indexes are unmanaged and include reinvestment of any income or distributions (after the deduction of certain withholding taxes). They do not reflect any fees, expenses or sales charges. One cannot invest directly in an index.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 26.

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FRANKLIN LIBERTYQ U.S. MID CAP EQUITY ETF

Top 10 Holdings

9/30/19

Company Sector/Industry	% of Total Net Assets
KLA Corp. Information Technology	1.5%
Lam Research Corp. Information Technology	1.2%
Dollar General Corp. Consumer Discretionary	1.2%
Cintas Corp. Industrials	1.1%
CDW Corp. Information Technology	1.1%
Entergy Corp. Utilities	1.2%
Synopsys Inc. Information Technology	1.1%
The Hershey Co. Consumer Staples	1.1%
The Kroger Co. Consumer Staples	1.1%
Essex Property Trust Inc. Real Estate	1.0%

Thank you for your participation in Franklin LibertyQ U.S. Mid Cap Equity ETF. We look forward to serving your future investment needs.

Dina Ting, CFA

Louis Hsu, CFA

Portfolio Management Team

The foregoing information reflects our analysis, opinions and portfolio holdings as of September 30, 2019, the end of the reporting period. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

franklintempleton.com	Semiannual Report	9

FRANKLIN LIBERTYQ U.S. MID CAP EQUITY ETF

Performance Summary as of September 30, 2019

Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not include brokerage commissions that may be payable on secondary market transactions. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (4/28/17), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV.

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 9/30/191

	Cumulative Total Return[2]		Average Annual Total Return[2]
	Based on NAV[3]	Based on market price[4]	Based on NAV[3]	Based on market price[4]
6-month	+4.43%	+4.46%	+4.43%	+4.46%
1-Year	+5.07%	+5.13%	+5.07%	+5.13%
Since Inception (4/26/17)	+27.51%	+27.66%	+10.52%	+10.57%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 11 for Performance Summary footnotes.

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FRANKLIN LIBERTYQ U.S. MID CAP EQUITY ETF

PERFORMANCE SUMMARY

Distributions (4/1/19–9/30/19)

Net Investment Income
$0.211465

Total Annual Operating Expenses5

0.30%

All investments involve risks, including possible loss of principal. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. Historically, mid-size company securities have been more volatile in price than larger company securities, especially over the short term. Mid-size companies may be more susceptible to particular economic events or competitive factors than are larger, more broadly diversified companies. There can be no assurance that the Fund’s multi-factor stock selection process will enhance performance. Exposure to such investment factors may detract from performance in some market environments, perhaps for extended periods. Performance of the Fund may vary significantly from the performance of an index, as a result of transactions costs, expenses and other factors. The Fund’s prospectus also includes a description of the main investment risks.

ETFs trade like stocks, fluctuate in market value and may trade at prices above or below their net asset value. Brokerage commissions and ETF expenses will reduce returns.

1. Effective December 1, 2017, the Fund adopted a unified fee structure whereby Management has agreed to reimburse the Fund’s acquired fund fees and expenses (if any) and pay all of the ordinary operating expenses of the Fund, including custody, transfer agency, and Trustee fees and expenses, among others, but excluding: (i) payments under the Fund’s Rule 12b-1 plan (if any); (ii) brokerage expenses (including any costs incidental to transactions in portfolio securities or instruments); (iii) taxes; (iv) interest (including borrowing costs and dividend expenses on securities sold short and overdraft charges); (v) litigation expenses (including litigation to which the Trust or a Fund may be a party and indemnification of the Trustees and officers with respect thereto); and (vi) other non-routine or extraordinary expenses.

2. Total return calculations represent the cumulative and average annual changes in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

3. Assumes reinvestment of distributions based on net asset value.

4. Assumes reinvestment of distributions based on market price.

5. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

franklintempleton.com	Semiannual Report	11

FRANKLIN LIBERTYQ U.S. MID CAP EQUITY ETF

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing Fund costs, including management fees and other Fund expenses. All funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value.” You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

	Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)

Beginning Account Value 4/1/19	Ending Account Value 9/30/19	Expenses Paid During Period 4/1/19–9/30/19[1,2]	Ending Account Value 9/30/19	Expenses Paid During Period 4/1/19–9/30/19[1,2]	Net Annualized Expense Ratio[2]
$1,000.00	$1,044.30	$1.53	$1,023.50	$1.52	0.30%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 183/366 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements.

12	Semiannual Report	franklintempleton.com

Franklin LibertyQ U.S. Small Cap Equity ETF

This semiannual report for Franklin LibertyQ U.S. Small Cap Equity ETF covers the period ended September 30, 2019.

Your Fund’s Goal and Main Investments

The Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the LibertyQ U.S. Small Cap Equity Index (the Underlying Index).1 Under normal market conditions, the Fund invests at least 80% of its assets in the component securities of the Underlying Index. The Underlying Index seeks to achieve a lower level of risk and higher risk-adjusted performance than the Russell 2000® Index over the long term by applying a multi-factor selection process, which is designed to select equity securities from the Russell 2000® Index that have favorable exposure to four investment style factors: quality, value, momentum and low volatility.

Performance Overview

For the six-month period, the Fund posted cumulative total returns of +1.11% based on market price and +1.07% based on net asset value (NAV).2 In comparison, the LibertyQ U.S. Small Cap Equity Index posted a +1.24% total return for the same period, while the Russell 2000® Index posted a -0.36% total return.3 You can find more of the Fund’s performance data in the Performance Summary beginning on page 15.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Top 10 Sectors/Industries

9/30/19

% of Total Net Assets
Consumer Discretionary	23.5%
Industrials	20.4%
Information Technology	11.0%
Health Care	10.4%
Financial	9.3%
Utilities	7.1%
Consumer Staples	6.8%
Real Estate	6.0%
Communication Services	3.2%
Materials	1.7%

Investment Strategy

The Fund, using a passive or indexing investment approach, seeks investment results that closely correspond, before fees and expenses, to the performance of the LibertyQ U.S. Small Cap Equity Index. The investment manager seeks to achieve, over time, a correlation between the Fund’s performance, before fees and expenses, and that of the Underlying Index of 0.95 or better. A figure of 1.00 would indicate perfect correlation. The Fund’s intention is to replicate the component securities of the Underlying Index as closely as possible. However, under various circumstances, it may not be possible or practicable to replicate the Underlying Index. In these circumstances, the Fund may use a “representative sampling” strategy whereby the Fund would invest in what it believes to be a representative sample of the component securities of the Underlying Index, but may not track the Underlying Index with the same degree of accuracy as would an investment vehicle replicating the entire Underlying Index. The Fund’s portfolio is reconstituted semiannually following the semiannual reconstitution of the Underlying Index.

1. Frank Russell Company is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company. The LibertyQ U.S. Small Cap Equity Index is a systematic, rules-based proprietary index that is maintained and calculated by FTSE Russell (Russell). It is based on the Russell 2000® Index using a methodology developed with Franklin Templeton to reflect Franklin Templeton’s desired investment strategy. Russell 2000® Index is market capitalization weighted and measures performance of the 2,000 smallest companies in the Russell 3000® Index, which represent a small amount of the total market capitalization of the Russell 3000® Index.

2. Source: FactSet.

The indexes are unmanaged and include reinvestment of any income or distributions (after the deduction of certain withholding taxes). They do not reflect any fees, expenses or sales charges. One cannot invest directly in an index.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 32.

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FRANKLIN LIBERTYQ U.S. SMALL CAP EQUITY ETF

Top 10 Holdings

9/30/19

Company Sector/Industry	% of Total Net Assets
Haemonetics Corp. Health Care	1.0%
Essent Group Ltd. Financials	1.0%
Trex Co, Inc, Industrials	0.9%
Deckers Outdoor Corp. Consumer Discretionary	0.9%
Performance Food Group Co. Consumer Staples	0.9%
J2 Global Inc. Information Technology	0.9%
Southwest Gas Holdings Inc. Utilities	0.9%
Silicon Laboratories Inc. Information Technology	0.8%
Amedisys Inc. Health Care	0.8%
Texas Roadhouse Inc., A Consumer Discretionary	0.8%

Thank you for your participation in Franklin LibertyQ U.S. Small Cap Equity ETF. We look forward to serving your future investment needs.

Dina Ting, CFA
Louis Hsu, CFA

Portfolio Management Team

The foregoing information reflects our analysis, opinions and portfolio holdings as of September 30, 2019, the end of the reporting period. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

14	Semiannual Report	franklintempleton.com

FRANKLIN LIBERTYQ U.S. SMALL CAP EQUITY ETF

Performance Summary as of September 30, 2019

Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not include brokerage commissions that may be payable on secondary market transactions. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (4/28/17), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV.

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 9/30/191

	Cumulative Total Return[2]		Average Annual Total Return[2]
	Based on NAV[3]	Based on market price[4]	Based on NAV[3]	Based on market price[4]
6-month	+1.07%	+1.11%	+1.07%	+1.11%
1-Year	-6.22%	-5.81%	-6.22%	-5.81%
Since Inception (4/26/17)	+12.90%	+13.03%	+5.12%	+5.17%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 16 for Performance Summary footnotes.

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FRANKLIN LIBERTYQ U.S. SMALL CAP EQUITY ETF

PERFORMANCE SUMMARY

Distributions (4/1/19–9/30/19)

Net Investment Income
$0.207995

Total Annual Operating Expenses5

0.35%

All investments involve risks, including possible loss of principal. Stock prices fluctuate, sometime rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. Smaller, mid-sized and relatively new or unseasoned companies can be particularly sensitive to changing economic conditions, and their prospects for growth are less certain than those of larger, more established companies. Historically, these securities have experienced more price volatility than larger company stocks, especially over the short term. Smaller companies may be more susceptible to particular events or economic conditions, less certain growth prospects, lack of depth of management and funds for growth and development and limited or less developed product lines and markets. There can be no assurance that the Fund’s multi-factor stock selection process will enhance performance. Exposure to such investment factors may detract from performance in some market environments, perhaps for extended periods. Performance of the Fund may vary significantly from the performance of an index, as a result of transactions costs, expenses and other factors. The Fund’s prospectus also includes a description of the main investment risks.

ETFs trade like stocks, fluctuate in market value and may trade at prices above or below their net asset value. Brokerage commissions and ETF expenses will reduce returns.

1. Effective December 1, 2017, the Fund adopted a unified fee structure whereby Management has agreed to reimburse the Fund’s acquired fund fees and expenses (if any) and pay all of the ordinary operating expenses of the Fund, including custody, transfer agency, and Trustee fees and expenses, among others, but excluding: (i) payments under the Fund’s Rule 12b-1 plan (if any); (ii) brokerage expenses (including any costs incidental to transactions in portfolio securities or instruments); (iii) taxes; (iv) interest (including borrowing costs and dividend expenses on securities sold short and overdraft charges); (v) litigation expenses (including litigation to which the Trust or a Fund may be a party and indemnification of the Trustees and officers with respect thereto); and (vi) other non-routine or extraordinary expenses.

2. Total return calculations represent the cumulative and average annual changes in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

3. Assumes reinvestment of distributions based on net asset value.

4. Assumes reinvestment of distributions based on market price.

5. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

16	Semiannual Report	franklintempleton.com

FRANKLIN LIBERTYQ U.S. SMALL CAP EQUITY ETF

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing Fund costs, including management fees and other Fund expenses. All funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value.” You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

	Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)

Beginning Account Value 4/1/19	Ending Account Value 9/30/19	Expenses Paid During Period 4/1/19–9/30/19[1,2]	Ending Account Value 9/30/19	Expenses Paid During Period 4/1/19–9/30/19[1,2]	Net Annualized Expense Ratio[2]
$1,000.00	$1,010.70	$1.76	$1,023.25	$1.77	0.35%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 183/366 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements.

franklintempleton.com	Semiannual Report	17

FRANKLIN TEMPLETON ETF TRUST

Financial Highlights

Franklin LibertyQ U.S. Equity ETF

	Six Months Ended September 30, 2019 (unaudited)	Year Ended March 31,
		2019	2018[a]

Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$31.41	$28.51	$25.44

Income from investment operations[b]:

Net investment income[c]	0.36	0.66	0.53

Net realized and unrealized gains (losses)	1.53	2.71	2.98

Total from investment operations	1.89	3.37	3.51

Less distributions from net investment income	(0.31)	(0.47)	(0.44)

Net asset value, end of period	$32.99	$31.41	$28.51

Total return[d]	6.03%	11.97%	13.84%

Ratios to average net assets[e]

Expenses before waiver and payments by affiliates	0.22%	0.25%	0.32%	[f]

Expenses net of waiver and payments by affiliates	0.22%	0.25%	0.25%	[f]

Net investment income	2.24%	2.20%	2.10%

Supplemental data

Net assets, end of period (000’s)	$1,219,100	$1,008,255	$108,326

Portfolio turnover rate[g]	11.16%	18.04%	20.80%

Portfolio turnover rate excluding portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely or in part for cash[g,h]	11.16%	—%	—%

aFor the period April 26, 2017 (commencement of operations) to March 31, 2018.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return is not annualized for periods less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.

eRatios are annualized for periods less than one year.

fEffective December 1, 2017, the Fund replaced the prior fee structure with a unified management fee. See Note 3(a).

gPortfolio turnover rate excludes the value of portfolio securities received or delivered as a result of processing capital share transactions in Creation Units, if any.

hEffective September 30, 2019.

18	Semiannual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, September 30, 2019 (unaudited)

Franklin LibertyQ U.S. Equity ETF

		Shares	Value
	Common Stocks 99.8%
	Communication Services 5.9%
a	AMC Networks Inc., A	9,607	$472,280
	AT&T Inc.	366,544	13,870,025
	Cable One Inc.	525	658,718
	CBS Corp., B	26,604	1,074,004
	Cinemark Holdings Inc.	13,302	513,989
	Comcast Corp., A	271,952	12,259,596
a	Facebook Inc., A	62,815	11,186,095
b	Match Group Inc.	11,085	791,913
	Omnicom Group Inc.	56,164	4,397,641
	The Interpublic Group of Cos. Inc.	63,554	1,370,224
	The Walt Disney Co.	84,985	11,075,245
	Verizon Communications Inc.	205,442	12,400,479
	Viacom Inc., B	62,076	1,491,686

			71,561,895

	Consumer Discretionary 16.7%
a	AutoZone Inc.	4,618	5,008,775
	Best Buy Co. Inc.	69,466	4,792,459
a	Capri Holdings Ltd.	43,601	1,445,809
	Carnival Corp.	93,114	4,070,013
	Carter’s Inc.	11,824	1,078,467
	Choice Hotels International Inc.	9,607	854,639
	Darden Restaurants Inc.	37,689	4,455,594
	Dick’s Sporting Goods Inc.	22,909	934,916
	Dollar General Corp.	54,686	8,691,793
	Domino’s Pizza Inc.	11,824	2,892,032
a	Five Below Inc.	3,695	465,940
	Foot Locker Inc.	39,167	1,690,448
a	frontdoor Inc.	6,651	323,039
	Garmin Ltd.	36,950	3,129,296
	General Motors Co.	99,026	3,711,495
	Gentex Corp.	72,422	1,994,140
	Genuine Parts Co.	39,167	3,900,642
a	Grand Canyon Education Inc.	8,129	798,268
	H&R Block Inc.	65,771	1,553,511
	Hanesbrands Inc.	26,604	407,573
	Hasbro Inc.	31,038	3,683,900
	Kohl’s Corp.	50,991	2,532,213
	Kontoor Brands Inc.	1	35
	L Brands Inc.	70,205	1,375,316
	Las Vegas Sands Corp.	70,944	4,097,725
	Lear Corp.	16,258	1,916,818
	Leggett & Platt Inc.	33,994	1,391,714
a	Lululemon Athletica Inc.	28,821	5,548,907
	Macy’s Inc.	84,246	1,309,183
	McDonald’s Corp.	56,164	12,058,972
	NIKE Inc., B	144,844	13,603,749
b	Nordstrom Inc.	32,516	1,094,814
a	NVR Inc.	739	2,747,122
a	O’Reilly Automotive Inc.	22,909	9,129,466
	Penske Automotive Group Inc.	6,651	314,459
	Pool Corp.	9,607	1,937,732
	PulteGroup Inc.	20,692	756,293
	Ralph Lauren Corp.	8,129	776,076
	Ross Stores Inc.	120,457	13,232,201
	Six Flags Entertainment Corp.	12,563	638,075
	Tapestry Inc.	84,246	2,194,608
	Target Corp.	129,325	13,826,136

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin LibertyQ U.S. Equity ETF (continued)

		Shares	Value
	Common Stocks (continued)
	Consumer Discretionary (continued)
	The Gap Inc.	74,639	$1,295,733
	The Home Depot Inc.	59,120	13,717,022
	The TJX Cos. Inc.	222,439	12,398,750
	Thor Industries Inc.	13,302	753,425
	Tractor Supply Co.	33,994	3,074,417
a	Ulta Beauty Inc.	16,258	4,075,068
a	Urban Outfitters Inc.	21,431	601,997
	VF Corp.	86,463	7,694,342
	Williams-Sonoma Inc.	25,126	1,708,065
	Wyndham Destinations Inc.	15,519	714,184
	Yum! Brands Inc.	101,982	11,567,818

			203,965,184

	Consumer Staples 15.7%
	Altria Group Inc.	227,612	9,309,331
	Brown-Forman Corp., A	15,519	927,260
	Casey’s General Stores Inc.	8,129	1,310,070
	Church & Dwight Co. Inc.	66,510	5,004,212
	Clorox Co.	41,384	6,284,988
	Colgate-Palmolive Co.	160,363	11,788,284
	Costco Wholesale Corp.	46,557	13,413,537
	Estee Lauder Cos. Inc., A	62,076	12,350,020
	Flowers Foods Inc.	47,296	1,093,956
	General Mills Inc.	160,363	8,839,209
	Hormel Foods Corp.	79,073	3,457,862
	Ingredion Inc.	16,258	1,328,929
	Kellogg Co.	31,038	1,997,295
	Kimberly-Clark Corp.	50,252	7,138,297
	Lamb Weston Holdings Inc.	33,994	2,472,044
a	Monster Beverage Corp.	78,334	4,548,072
	Nu Skin Enterprises Inc., A	14,041	597,164
	PepsiCo Inc.	87,202	11,955,394
	Philip Morris International Inc.	144,844	10,998,005
a	Sprouts Farmers Market Inc.	20,692	400,183
	Sysco Corp.	130,064	10,327,082
	The Coca-Cola Co.	227,612	12,391,197
	The Hershey Co.	46,557	7,215,869
	The J. M. Smucker Co.	18,475	2,032,620
	The Kroger Co.	108,633	2,800,559
	The Procter & Gamble Co.	108,633	13,511,773
	Tyson Foods Inc.	73,900	6,365,746
	Walgreens Boots Alliance Inc.	144,105	7,970,448
	Walmart Inc.	110,111	13,067,973

			190,897,379

	Energy 3.0%
	Cabot Oil & Gas Corp., A	32,516	571,306
	Cimarex Energy Co.	12,563	602,270
	ConocoPhillips	82,768	4,716,121
	Exxon Mobil Corp.	158,146	11,166,689
	HollyFrontier Corp.	12,563	673,879
	Occidental Petroleum Corp.	56,164	2,497,613
	Phillips 66	74,639	7,643,034
	Valero Energy Corp.	101,243	8,629,953

			36,500,865

	Financials 2.8%
	American National Insurance Co.	2,217	274,309

20	Semiannual Report	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin LibertyQ U.S. Equity ETF (continued)

		Shares	Value
	Common Stocks (continued)
	Financials (continued)
	Assured Guaranty Ltd.	14,041	$624,263
	Erie Indemnity Co., A	5,912	1,097,563
	Evercore Inc.	6,651	532,745
	Everest Re Group Ltd.	6,651	1,769,765
	FactSet Research Systems Inc.	9,607	2,334,213
	Invesco Ltd.	49,513	838,750
	Lazard Ltd., A	32,516	1,138,060
	MarketAxess Holdings Inc.	9,607	3,146,292
	Mercury General Corp.	7,390	412,953
	Moody’s Corp.	13,302	2,724,649
	Morningstar Inc.	5,173	755,982
	MSCI Inc.	19,953	4,344,766
	Navient Corp.	28,082	359,450
	People’s United Financial Inc.	87,941	1,374,957
	RenaissanceRe Holdings Ltd.	2,959	572,419
	Santander Consumer USA Holdings Inc.	27,343	697,520
	SEI Investments Co.	24,387	1,445,052
	The Progressive Corp.	123,413	9,533,654

			33,977,362

	Health Care 9.9%
	AbbVie Inc.	145,583	11,023,545
	Amgen Inc.	67,249	13,013,354
a	Biogen Inc.	40,645	9,462,969
	Bristol-Myers Squibb Co.	246,087	12,479,072
a	Celgene Corp.	51,730	5,136,789
	Cerner Corp.	64,293	4,382,854
	Chemed Corp.	2,956	1,234,337
a	Exelixis Inc.	59,859	1,058,607
	Gilead Sciences Inc.	179,577	11,381,590
	HCA Holdings Inc.	42,862	5,161,442
	Johnson & Johnson	84,985	10,995,359
	Merck & Co. Inc.	141,149	11,881,923
a	Mettler-Toledo International Inc.	6,651	4,684,964
	Pfizer Inc.	268,996	9,665,026
	ResMed Inc.	36,211	4,892,468
	Universal Health Services Inc., B	9,607	1,429,041
a	Varian Medical Systems Inc.	23,648	2,816,240

			120,699,580

	Industrials 12.7%
	3M Co.	70,205	11,541,702
	Alaska Air Group Inc.	33,994	2,206,551
	Allison Transmission Holdings Inc.	15,519	730,169
	C.H. Robinson Worldwide Inc.	40,645	3,445,883
	Cintas Corp.	21,431	5,745,651
a	Copart Inc.	51,730	4,155,471
	Cummins Inc.	39,906	6,491,509
	Delta Air Lines Inc.	149,278	8,598,413
	Emerson Electric Co.	158,146	10,573,642
	Expeditors International of Washington Inc.	45,818	3,403,819
	Fastenal Co.	167,753	5,480,491
	Graco Inc.	42,123	1,939,343
	GrafTech International Ltd.	4,434	56,755
	Honeywell International Inc.	53,208	9,002,794
	Huntington Ingalls Industries Inc.	10,346	2,191,179
	Illinois Tool Works Inc.	24,387	3,816,322
	J.B. Hunt Transport Services Inc.	24,387	2,698,422

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin LibertyQ U.S. Equity ETF (continued)

		Shares	Value
	Common Stocks (continued)
	Industrials (continued)
	Landstar System Inc.	9,607	$1,081,556
	Lennox International Inc.	2,956	718,219
	Lockheed Martin Corp.	33,255	12,971,445
	MSC Industrial Direct Co. Inc., A	10,346	750,395
	PACCAR Inc.	27,343	1,914,283
	Raytheon Co.	62,076	12,178,690
	Robert Half International Inc.	37,689	2,097,770
	Rockwell Automation Inc.	33,255	5,480,424
	Rollins Inc.	42,862	1,460,308
	Schneider National Inc., B	8,868	192,613
	Snap-on Inc.	7,390	1,156,831
	Southwest Airlines Co.	130,803	7,064,670
	Toro Co.	31,777	2,329,254
	Union Pacific Corp.	67,249	10,892,993
	United Parcel Service Inc., B	52,469	6,286,836
	W.W. Grainger Inc.	14,041	4,172,283
a	WABCO Holdings Inc.	5,912	790,730
	Watsco Inc.	6,651	1,125,216

			154,742,632

	Information Technology 18.9%
	Accenture PLC, A	62,815	12,082,465
	Amdocs Ltd.	39,167	2,589,330
	Apple Inc.	64,293	14,399,703
	Applied Materials Inc.	240,914	12,021,609
a	Aspen Technology Inc.	8,868	1,091,473
	Automatic Data Processing Inc.	69,466	11,213,202
	Booz Allen Hamilton Holding Corp.	11,085	787,257
	Broadridge Financial Solutions Inc.	33,994	4,229,873
a	Cadence Design Systems Inc.	22,909	1,513,827
	Cisco Systems Inc.	215,049	10,625,571
	Citrix Systems Inc.	10,346	998,596
	Cognizant Technology Solutions Corp., A	91,636	5,522,444
a	F5 Networks Inc.	18,475	2,594,260
	HP Inc.	461,136	8,724,693
	Intel Corp.	254,216	13,099,750
	International Business Machines Corp.	87,941	12,788,380
	Intuit Inc.	45,818	12,184,839
	Jack Henry & Associates Inc.	21,431	3,128,283
	KLA Corp.	38,428	6,127,345
	Lam Research Corp.	33,994	7,856,353
a	Manhattan Associates Inc.	5,912	476,921
	Mastercard Inc., A	44,340	12,041,414
	Maxim Integrated Products Inc.	70,944	4,108,367
a	Micron Technology Inc.	235,002	10,069,836
	Microsoft Corp.	90,158	12,534,667
	Motorola Solutions Inc.	39,167	6,674,448
	NetApp Inc.	58,381	3,065,586
	Paychex Inc.	98,287	8,135,215
	Skyworks Solutions Inc.	53,947	4,275,300
	Texas Instruments Inc.	107,155	13,848,712
	Ubiquiti Inc.	2,956	349,577
a	VeriSign Inc.	27,343	5,157,710
	Xilinx Inc.	69,466	6,661,789

			230,978,795

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin LibertyQ U.S. Equity ETF (continued)

	Shares	Value
Common Stocks (continued)
Materials 1.9%
Air Products and Chemicals Inc.	16,997	$3,770,954
Celanese Corp., A	9,607	1,174,840
Domtar Corp.	4,434	158,782
Eastman Chemical Co.	22,909	1,691,371
Huntsman Corp.	26,604	618,809
LyondellBasell Industries NV, A	100,504	8,992,093
NewMarket Corp.	2,217	1,046,624
Nucor Corp.	24,387	1,241,542
Packaging Corp. of America	17,736	1,881,790
Sonoco Products Co.	26,604	1,548,619
Steel Dynamics Inc.	29,560	880,888
Valvoline Inc.	14,041	309,323

		23,315,635

Real Estate 4.7%
American Tower Corp.	34,733	7,680,508
EPR Properties	19,214	1,476,788
Gaming and Leisure Properties Inc.	46,557	1,780,340
Kimco Realty Corp.	87,941	1,836,208
National Retail Properties Inc.	46,557	2,625,815
OMEGA Healthcare Investors Inc.	57,642	2,408,859
Public Storage	47,296	11,600,290
Realty Income Corp.	83,507	6,403,317
Simon Property Group Inc.	62,076	9,662,129
Spirit Realty Capital Inc.	26,604	1,273,267
STORE Capital Corp.	48,774	1,824,635
Ventas Inc.	43,601	3,184,181
VEREIT Inc.	268,996	2,630,781
WP Carey Inc.	31,777	2,844,042

		57,231,160

Utilities 7.6%
Alliant Energy Corp.	54,686	2,949,216
Ameren Corp.	31,777	2,543,749
Atmos Energy Corp.	27,343	3,114,094
Consolidated Edison Inc.	78,334	7,400,213
Dominion Energy Inc.	59,120	4,791,085
DTE Energy Co.	48,774	6,484,991
Evergy Inc.	31,777	2,115,077
Eversource Energy	66,510	5,684,610
Exelon Corp.	232,785	11,245,843
Hawaiian Electric Industries Inc.	26,604	1,213,409
NextEra Energy Inc.	56,164	13,085,650
OGE Energy Corp.	46,557	2,112,757
Pinnacle West Capital Corp.	30,299	2,941,124
PPL Corp.	96,809	3,048,515
Public Service Enterprise Group Inc.	143,366	8,900,161
The Southern Co.	133,759	8,262,293
UGI Corp.	20,692	1,040,187
WEC Energy Group Inc.	62,076	5,903,428

		92,836,402

Total Investments before Short Term Investments (Cost $1,145,588,555)		1,216,706,889

franklintempleton.com	Semiannual Report	23

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin LibertyQ U.S. Equity ETF (continued)

		Shares	Value
	Short Term Investments (Cost $1,434,325) 0.1%
	Investments from Cash Collateral Received for Loaned Securities 0.1%
	Money Market Funds 0.1%
c,d	Institutional Fiduciary Trust Portfolio, 1.71%	1,434,325	$1,434,325

	Total Investments (Cost $1,147,022,880) 99.9%		1,218,141,214
	Other Assets, less Liabilities 0.1%		958,637

	Net Assets 100.0%		$1,219,099,851

aNon-income producing.

bA portion or all of the security is on loan at September 30, 2019 Note 1(c).

cSee Note 3(c) regarding investments in affiliated management investment companies.

dThe rate shown is the annualized seven-day effective yield at period end.

At September 30, 2019, the Fund had the following futures contracts outstanding. See Note 1(c).

Futures Contracts

Description	Type	Number of Contracts	Notional Amount*	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Index Contracts
S&P 500 E-Mini	Long	11	$1,638,175	12/20/19	$(16,683)

*As of period end.

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FRANKLIN TEMPLETON ETF TRUST

Financial Highlights

Franklin LibertyQ U.S. Mid Cap Equity ETF

	Six Months Ended September 30, 2019 (unaudited)	Year Ended March 31,
		2019	2018[a]

Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$30.32	$27.70	$25.51

Income from investment operations[b]:

Net investment income[c]	0.26	0.47	0.38

Net realized and unrealized gains (losses)	1.08	2.53	2.18

Total from investment operations	1.34	3.00	2.56

Less distributions from net investment income	(0.21)	(0.38)	(0.37)

Net asset value, end of period	$31.45	$30.32	$27.70

Total return[d]	4.43%	10.92%	10.09%

Ratios to average net assets[e]

Expenses before waiver and payments by affiliates	0.30%	0.30%	0.99%	[f]

Expenses net of waiver and payments by affiliates	0.30%	0.30%	0.30%	[f]

Net investment income	1.65%	1.65%	1.58%

Supplemental data

Net assets, end of period (000’s)	$14,151	$10,612	$2,770

Portfolio turnover rate[g]	12.25%	23.49%	36.21%

Portfolio turnover rate excluding portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely or in part for cash[g,h]	12.25%	—%	—%

aFor the period April 26, 2017 (commencement of operations) to March 31, 2018.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return is not annualized for periods less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.

eRatios are annualized for periods less than one year.

fEffective December 1, 2017, the Fund replaced the prior fee structure with a unified management fee. See Note 3(a).

gPortfolio turnover rate excludes the value of portfolio securities received or delivered as a result of processing capital share transactions in Creation Units, if any.

hEffective September 30, 2019.

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FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, September 30, 2019 (unaudited)

Franklin LibertyQ U.S. Mid Cap Equity ETF

		Shares	Value

	Common Stocks 99.8%
	Communication Services 3.2%
a	AMC Networks Inc., A	387	$19,025
	CBS Corp., B	2,457	99,189
	Cinemark Holdings Inc.	828	31,994
	John Wiley & Sons Inc., A	414	18,191
b	Match Group Inc.	468	33,434
	Omnicom Group Inc.	1,575	123,323
	The Interpublic Group of Cos. Inc.	3,474	74,899
	Viacom Inc., B	2,304	55,365

			455,420

	Consumer Discretionary 20.5%
a	AutoNation Inc.	207	10,495
a	AutoZone Inc.	130	141,001
	Best Buy Co. Inc.	2,124	146,535
	BorgWarner Inc.	1,539	56,450
a	Burlington Stores Inc.	621	124,088
a	Capri Holdings Ltd.	1,314	43,572
	Carter’s Inc.	405	36,940
	Dick’s Sporting Goods Inc.	711	29,016
	Dollar General Corp.	1,044	165,933
	Expedia Group Inc.	477	64,113
a	Five Below Inc.	198	24,968
	Foot Locker Inc.	1,134	48,943
a	frontdoor Inc.	558	27,102
	Garmin Ltd.	1,008	85,367
	Gentex Corp.	891	24,534
	Genuine Parts Co.	1,242	123,691
	H&R Block Inc.	1,827	43,154
	Hanesbrands Inc.	2,952	45,225
	Hasbro Inc.	981	116,435
a	Hilton Grand Vacations Inc.	666	21,312
	Kohl’s Corp.	1,647	81,790
	L Brands Inc.	2,151	42,138
a	Lululemon Athletica Inc.	756	145,553
	Macy’s Inc.	3,240	50,350
	Nordstrom Inc.	1,206	40,606
a	NVR Inc.	25	92,934
a	O’Reilly Automotive Inc.	360	143,463
a	Ollie’s Bargain Outlet Holdings Inc.	189	11,083
	Penske Automotive Group Inc.	270	12,766
	Pool Corp.	441	88,950
	Ralph Lauren Corp.	432	41,243
	Six Flags Entertainment Corp.	621	31,540
a	Skechers USA Inc., A	1,035	38,657
	Tapestry Inc.	2,583	67,287
a	Tempur Sealy International Inc.	324	25,013
	The Gap Inc.	2,358	40,935
	The Wendy’s Co., A	657	13,127
	Tiffany & Co.	927	85,868
	Tractor Supply Co.	1,323	119,652
a	Ulta Beauty Inc.	396	99,257
a	Urban Outfitters Inc.	621	17,444
	Williams-Sonoma Inc.	801	54,452
	Wyndham Destinations Inc.	936	43,075
	Yum China Holdings Inc.	3,042	138,198

			2,904,255

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin LibertyQ U.S. Mid Cap Equity ETF (continued)

		Shares	Value

	Common Stocks (continued)
	Consumer Staples 8.5%
	Brown-Forman Corp., A	414	$24,736
	Brown-Forman Corp., B	1,782	111,874
	Campbell Soup Co.	1,404	65,876
	Church & Dwight Co. Inc.	1,791	134,755
	Clorox Co.	891	135,316
	Coty Inc., A	2,367	24,877
	Flowers Foods Inc.	2,025	46,838
a	Herbalife Ltd.	909	34,415
	Kellogg Co.	2,052	132,046
	McCormick & Co. Inc.	855	133,636
	Nu Skin Enterprises Inc., A	513	21,818
a	Sprouts Farmers Market Inc.	1,143	22,106
	The Hershey Co.	1,008	156,230
	The Kroger Co.	5,841	150,581

			1,195,104

	Energy 0.2%
a	Chesapeake Energy Corp.	4,608	6,497
	PBF Energy Inc.	819	22,269

			28,766

	Financials 13.0%
	Ally Financial Inc.	2,745	91,024
	American National Insurance Co.	72	8,909
a	Arch Capital Group Ltd.	3,150	132,237
	Arthur J. Gallagher & Co.	918	82,225
a	Brighthouse Financial Inc.	774	31,324
	Brown & Brown Inc.	1,053	37,971
	Cincinnati Financial Corp.	1,224	142,804
	CNA Financial Corp.	252	12,411
a	Credit Acceptance Corp.	99	45,670
	Discover Financial Services	1,782	144,502
	Evercore Inc.	252	20,185
	Everest Re Group Ltd.	342	91,003
	FactSet Research Systems Inc.	306	74,349
	First American Financial Corp.	846	49,922
	First Republic Bank	612	59,180
	Globe Life Inc.	774	74,118
	Janus Henderson Group PLC	594	13,341
	Lazard Ltd., A	891	31,185
	Legg Mason Inc.	720	27,497
	MarketAxess Holdings Inc.	279	91,372
	Mercury General Corp.	225	12,573
	MSCI Inc.	306	66,632
	Nasdaq Inc.	1,017	101,039
	Navient Corp.	1,611	20,621
	Prosperity Bancshares Inc.	531	37,505
	Santander Consumer USA Holdings Inc.	1,008	25,714
	SEI Investments Co.	1,341	79,461
	Synchrony Financial	2,583	88,054
	Umpqua Holdings Corp.	873	14,370
	Unum Group	1,836	54,566
	W.R. Berkley Corp.	1,116	80,609

			1,842,373

	Health Care 7.6%
a	Acadia Healthcare Co. Inc.	648	20,140
a	Align Technology Inc.	468	84,670

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin LibertyQ U.S. Mid Cap Equity ETF (continued)

		Shares	Value

	Common Stocks (continued)
	Health Care (continued)
	Cerner Corp.	1,899	$129,455
	Encompass Health Corp.	792	50,118
a	Exelixis Inc.	1,044	18,463
a	Henry Schein Inc.	1,242	78,867
a	IDEXX Laboratories Inc.	531	144,395
a	Masimo Corp.	324	48,208
a	MEDNAX Inc.	792	17,915
a	Mettler-Toledo International Inc.	180	126,792
a	Molina Healthcare Inc.	351	38,512
	Universal Health Services Inc., B	756	112,455
a	Varian Medical Systems Inc.	666	79,314
a	Waters Corp.	585	130,589

			1,079,893

	Industrials 17.7%
	Allegion PLC	783	81,158
	Allison Transmission Holdings Inc.	846	39,804
	American Airlines Group Inc.	3,078	83,014
	BWX Technologies Inc.	684	39,132
	C.H. Robinson Worldwide Inc.	1,179	99,956
	Cintas Corp.	603	161,664
	Copa Holdings SA	234	23,107
	Cummins Inc.	882	143,475
	Donaldson Co. Inc.	1,017	52,965
	Expeditors International of Washington Inc.	1,404	104,303
	Fastenal Co.	4,356	142,311
	Graco Inc.	1,539	70,856
	GrafTech International Ltd.	288	3,686
	Hubbell Inc., B	405	53,217
a	IAA Inc.	909	37,933
	IDEX Corp.	279	45,723
	Ingersoll-Rand PLC	846	104,236
	KAR Auction Services Inc.	909	22,316
	Landstar System Inc.	261	29,383
	Lennox International Inc.	279	67,789
	Lincoln Electric Holdings Inc.	216	18,740
	ManpowerGroup Inc.	531	44,731
	MSC Industrial Direct Co. Inc., A	387	28,069
	Nordson Corp.	216	31,592
	Old Dominion Freight Line Inc.	558	94,843
	Robert Half International Inc.	1,269	70,633
	Rockwell Automation Inc.	891	146,837
	Rollins Inc.	1,449	49,367
	Schneider National Inc., B	405	8,797
	Snap-on Inc.	198	30,995
a	Teledyne Technologies Inc.	126	40,571
	Toro Co.	945	69,268
a	United Airlines Holdings Inc.	1,332	117,762
a	United Rentals Inc.	297	37,018
	W.W. Grainger Inc.	405	120,346
a	WABCO Holdings Inc.	297	39,724
	Watsco Inc.	297	50,246
	Xylem Inc.	1,323	105,337

			2,510,904

	Information Technology 14.3%
a	Aspen Technology Inc.	405	49,847
	Booz Allen Hamilton Holding Corp.	1,431	101,630

28	Semiannual Report	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin LibertyQ U.S. Mid Cap Equity ETF (continued)

		Shares	Value

	Common Stocks (continued)
	Information Technology (continued)
a	Cadence Design Systems Inc.	2,097	$138,570
	CDW Corp.	1,305	160,828
	Citrix Systems Inc.	486	46,909
a	F5 Networks Inc.	630	88,465
a	Fair Isaac Corp.	198	60,097
	Genpact Ltd.	1,080	41,850
	Jack Henry & Associates Inc.	675	98,530
	Juniper Networks Inc.	2,493	61,702
	KLA Corp.	1,296	206,647
	Lam Research Corp.	765	176,799
a	Manhattan Associates Inc.	621	50,096
	National Instruments Corp.	1,071	44,971
	NetApp Inc.	2,124	111,531
	Paychex Inc.	1,557	128,873
	Pegasystems Inc.	234	15,924
a	Synopsys Inc.	1,143	156,877
	Ubiquiti Inc.	117	13,836
a	VeriSign Inc.	369	69,604
	Western Union Co.	3,357	77,782
	Xilinx Inc.	1,305	125,149

			2,026,517

	Materials 1.5%
	Ardagh Group SA	117	1,834
	Avery Dennison Corp.	675	76,660
	RPM International Inc.	1,017	69,980
	Sonoco Products Co.	351	20,432
	Steel Dynamics Inc.	756	22,529
	The Chemours Co. LLC	1,080	16,135

			207,570

	Real Estate 9.4%
	Alexandria Real Estate Equities Inc.	846	130,318
	Apple Hospitality REIT Inc.	1,764	29,247
	Camden Property Trust	369	40,963
	Coresite Realty Corp.	261	31,803
	EPR Properties	648	49,805
	Equity Lifestyle Properties Inc.	585	78,156
	Essex Property Trust Inc.	450	146,993
	Federal Realty Investment Trust	540	73,516
	Highwoods Properties Inc.	792	35,592
	Hospitality Properties Trust	1,476	38,066
	Host Hotels & Resorts Inc.	5,013	86,675
	Lamar Advertising Co., A	765	62,676
	Liberty Property Trust	540	27,718
	National Retail Properties Inc.	1,530	86,292
	Realty Income Corp.	1,908	146,305
	Retail Properties of America Inc., A	1,386	17,076
	Ventas Inc.	1,539	112,393
	Welltower Inc.	1,467	132,984

			1,326,578

	Utilities 3.9%
	Ameren Corp.	1,458	116,713
	Consolidated Edison Inc.	1,548	146,240
	Entergy Corp.	1,368	160,548

franklintempleton.com	Semiannual Report	29

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin LibertyQ U.S. Mid Cap Equity ETF (continued)

		Shares	Value

	Common Stocks (continued)
	Utilities (continued)
	PPL Corp.	3,888	$122,433

			545,934

	Total Investments before Short Term Investments (Cost $12,992,971)		14,123,314

	Short Term Investments (Cost $22,200) 0.2%
	Investments from Cash Collateral Received for Loaned Securities 0.2%
	Money Market Funds 0.2%
c,d	Institutional Fiduciary Trust Portfolio, 1.71%	22,200	22,200

	Total Investments (Cost $13,015,171) 100.0%		14,145,514
	Other Assets, less Liabilities 0.0%†		5,090

	Net Assets 100.0%		$14,150,604

†Rounds to less than 0.1% of net assets.

aNon-income producing.

bA portion or all of the security is on loan at September 30, 2019. See Note 1(c).

cSee Note 3(c) regarding investments in affiliated management investment companies.

dThe rate shown is the annualized seven-day effective yield at period end.

30	Semiannual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST

Financial Highlights

Franklin LibertyQ U.S. Small Cap Equity ETF

	Six Months Ended September 30, 2019 (unaudited)	Year Ended March 31,
		2019	2018[a]

Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$27.66	$26.66	$25.36

Income from investment operations[b]:

Net investment income[c]	0.23	0.47	0.33

Net realized and unrealized gains (losses)	0.07	0.87	1.27

Total from investment operations	0.30	1.34	1.60

Less distributions from net investment income	(0.21)	(0.34)	(0.30)

Net asset value, end of period	$27.75	$27.66	$26.66

Total return[d]	1.07%	5.05%	6.34%

Ratios to average net assets[e]

Expenses before waiver and payments by affiliates	0.35%	0.35%	1.15%	[f]

Expenses net of waiver and payments by affiliates	0.35%	0.35%	0.35%	[f]

Net investment income	1.65%	1.69%	1.40%

Supplemental data

Net assets, end of period (000’s)	$20,816	$17,979	$2,666

Portfolio turnover rate[g]	13.28%	22.17%	23.99%

Portfolio turnover rate excluding portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely or in part for cash[g,h]	13.28%	—%	—%

aFor the period April 26, 2017 (commencement of operations) to March 31, 2018.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return is not annualized for periods less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.

eRatios are annualized for periods less than one year.

fEffective December 1, 2017, the Fund replaced the prior fee structure with a unified management fee. See Note 3(a).

gPortfolio turnover rate excludes the value of portfolio securities received or delivered as a result of processing capital share transactions in Creation Units, if any.

hEffective September 30, 2019.

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Semiannual Report	31

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, September 30, 2019 (unaudited)

Franklin LibertyQ U.S. Small Cap Equity ETF

		Shares	Value

	Common Stocks 99.9%
	Communication Services 3.2%
	AMC Entertainment Holdings Inc., A	1,740	$18,618
a	Cardlytics Inc.	330	11,062
a	Care.com Inc.	690	7,210
	Cogent Communications Holdings Inc.	1,620	89,262
a	Cumulus Media Inc., A	255	3,708
	Gannett Co. Inc.	4,830	51,874
a	IDT Corp., B	360	3,791
a	Lee Enterprises Inc.	1,230	2,509
a	Liberty Latin America Ltd.	3,630	62,055
a	Liberty Latin America Ltd., A	1,425	24,325
	Marcus Corp.	795	29,423
	Meredith Corp.	1,530	56,090
	National CineMedia Inc.	2,685	22,017
b	New Media Investment Group Inc.	2,685	23,655
a	Rosetta Stone Inc.	765	13,311
	Scholastic Corp.	1,245	47,011
	Spok Holdings Inc.	660	7,880
	TEGNA Inc.	3,900	60,567
a	The Meet Group Inc.	1,320	4,323
a	Travelzoo	165	1,764
a	TrueCar Inc.	2,955	10,047
a	WideOpenWest Inc.	945	5,821
a	Yelp Inc.	3,060	106,335

			662,658

	Consumer Discretionary 23.5%
	Dine Brands Global Inc.	645	48,930
a	1-800-FLOWERS.Com Inc.	1,140	16,866
	Aaron’s Inc.	1,980	127,235
	Abercrombie & Fitch Co., A	3,375	52,650
	Acushnet Holdings Corp.	1,365	36,036
a	Adtalem Global Education Inc.	1,995	75,990
a	America’s Car-Mart Inc.	270	24,759
	American Eagle Outfitters Inc.	7,275	118,000
a	American Public Education Inc.	555	12,399
a	Asbury Automotive Group Inc.	930	95,167
a,b	Ascena Retail Group Inc.	7,050	1,862
a,b	At Home Group Inc.	1,425	13,709
a	Barnes & Noble Education Inc.	1,125	3,510
	Bassett Furniture Industries Inc.	435	6,656
	Bed Bath & Beyond Inc.	5,070	53,945
	Big Lots Inc.	2,145	52,552
	BJ’s Restaurants Inc.	840	32,626
	Bloomin’ Brands Inc.	4,665	88,308
	Brinker International Inc.	1,245	53,124
b	Buckle Inc.	1,425	29,355
	Caleres Inc.	1,830	42,840
	Callaway Golf Co.	2,865	55,610
b	Camping World Holdings Inc., A	1,335	11,882
a	Career Education Corp.	2,880	45,763
a	Carrols Restaurant Group Inc.	990	8,207
	Chico’s FAS Inc.	5,535	22,306
a	Chuy’s Holdings Inc.	825	20,427
	Citi Trends Inc.	555	10,157
	Collectors Universe Inc.	195	5,554
	Cooper Tire & Rubber Co.	1,725	45,057
	Core-Mark Holding Co. Inc.	915	29,385
	Cracker Barrel Old Country Store Inc.	1,005	163,463

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin LibertyQ U.S. Small Cap Equity ETF (continued)

		Shares	Value

	Common Stocks (continued)
	Consumer Discretionary (continued)
a	Crocs Inc.	2,580	$71,621
	Dana Inc.	5,160	74,510
	Dave & Buster’s Entertainment Inc.	1,740	67,773
a	Deckers Outdoor Corp.	1,297	191,126
a	Del Taco Restaurants Inc.	645	6,595
a	Denny’s Corp.	2,730	62,148
	Designer Brands Inc., A	2,910	49,819
b	Dillard’s Inc., A	435	28,758
a	Dorman Products Inc.	1,140	90,676
a,b	Duluth Holdings Inc.	450	3,816
	Escalade Inc.	390	4,247
	Ethan Allen Interiors Inc.	1,230	23,493
a	Fiesta Restaurant Group Inc.	1,125	11,723
	Flexsteel Industries Inc.	285	4,224
a	Fossil Group Inc.	900	11,259
a	Genesco Inc.	900	36,018
	Group 1 Automotive Inc.	810	74,771
	Guess? Inc.	2,565	47,529
	Hamilton Beach Brands Holding Co., A	270	4,366
	Haverty Furniture Cos. Inc.	975	19,763
a	Helen of Troy Ltd.	908	143,155
a	Hibbett Sports Inc.	765	17,519
	Hooker Furniture Corp.	390	8,362
	International Speedway Corp., A	765	34,433
a	iRobot Corp.	1,020	62,903
b	J. Jill Inc.	765	1,454
	Jack in the Box Inc.	1,095	99,776
	Johnson Outdoors Inc., A	210	12,298
a	K12 Inc.	1,155	30,492
	Kontoor Brands Inc.	915	32,116
	La-Z-Boy Inc.	1,905	63,989
	LCI Industries	915	84,043
a	LGI Homes Inc.	660	54,991
	Lifetime Brands Inc.	525	4,646
a	Lindblad Expeditions Holdings Inc.	420	7,039
	Lithia Motors Inc.	859	113,714
	M.D.C Holdings Inc.	900	38,790
	Marine Products Corp.	315	4,460
a	MasterCraft Boat Holdings Inc.	330	4,925
a	Modine Manufacturing Co.	975	11,086
a	Monarch Casino & Resort Inc.	345	14,383
	Monro Inc.	1,320	104,293
	Movado Group Inc.	735	18,272
	Office Depot Inc.	22,125	38,829
	Oxford Industries Inc.	825	59,152
	Papa John’s International Inc.	825	43,189
b	PetMed Express Inc.	945	17,029
a	Potbelly Corp.	750	3,270
a	Regis Corp.	1,035	20,928
	Rent-A-Center Inc.	2,130	54,933
	Rocky Brands Inc.	240	7,975
a	RTW RetailWinds Inc.	1,095	1,500
	Ruth’s Hospitality Group Inc.	1,185	24,192
a	Sally Beauty Holdings Inc.	4,725	70,355
b	Shoe Carnival Inc.	495	16,043
a	Shutterstock Inc.	660	23,839
	Signet Jewelers Ltd.	1,800	30,168

franklintempleton.com	Semiannual Report	33

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin LibertyQ U.S. Small Cap Equity ETF (continued)

		Shares	Value

	Common Stocks (continued)
	Consumer Discretionary (continued)
a	Sleep Number Corp.	1,335	$55,162
	Sonic Automotive Inc.	1,065	33,452
a	Sonos Inc.	1,515	20,316
a	Sportsman’s Warehouse Holdings Inc.	1,860	9,635
a	Stamps.com Inc.	720	53,604
	Standard Motor Products Inc.	855	41,510
	Steven Madden Ltd.	3,585	128,307
a,b	Stitch Fix Inc., A	975	18,769
	Strategic Education Inc.	900	122,292
	Sturm Ruger & Co. Inc.	675	28,188
	Superior Group of Cos. Inc.	405	6,529
b	Tailored Brands Inc.	2,370	10,428
	Tenneco Inc., A	1,950	24,414
	Texas Roadhouse Inc., A	3,315	174,104
	The Cato Corp., A	960	16,906
	The Cheesecake Factory Inc.	2,220	92,530
b	The Children’s Place Inc.	720	55,433
a	The Container Store Group Inc.	720	3,182
a	The Habit Restaurants Inc., A	960	8,390
a	The Lovesac Co.	105	1,960
a,b	The Michaels Cos. Inc.	1,860	18,209
	Tile Shop Holdings Inc.	1,995	6,364
	Tilly’s Inc., A	945	8,921
	Tupperware Brands Corp.	2,160	34,279
	Twin River Worldwide Holdings Inc.	480	10,958
a	Vera Bradley Inc.	885	8,939
	Weyco Group Inc.	270	6,105
	Wingstop Inc.	855	74,624
	Winmark Corp.	90	15,875
	Wolverine World Wide Inc.	3,870	109,366
a	Zumiez Inc.	780	24,707

			4,890,564

	Consumer Staples 6.8%
b	B&G Foods Inc., A	2,340	44,249
a	Boston Beer Inc., A	408	148,545
a	Bridgford Foods Corp.	30	905
a	Central Garden & Pet Co.	375	10,961
a	Central Garden & Pet Co., A	1,350	37,429
	Coca-Cola Consolidated Inc.	180	54,697
a	Freshpet Inc.	585	29,115
	Ingles Markets Inc., A	615	23,899
	Inter Parfums Inc.	690	48,279
	J & J Snack Foods Corp.	660	126,720
	John B. Sanfilippo & Son Inc.	360	34,776
	Lancaster Colony Corp.	735	101,908
a	Lifevantage Corp.	315	4,316
	Medifast Inc.	510	52,851
b	National Beverage Corp.	495	21,958
a	Natural Grocers by Vitamin Cottage Inc.	345	3,447
a	Natures Sunshine Products Inc.	405	3,357
a	Performance Food Group Co.	4,035	185,650
	PriceSmart Inc.	1,020	72,522
	Sanderson Farms Inc.	705	106,688
	SpartanNash Co.	735	8,695
a	The Chefs’ Warehouse Inc.	900	36,288
	Tootsie Roll Industries Inc.	495	18,384
b	Turning Point Brands Inc.	285	6,572

34	Semiannual Report	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin LibertyQ U.S. Small Cap Equity ETF (continued)

		Shares	Value

	Common Stocks (continued)
	Consumer Staples (continued)
	Universal Corp.	990	$54,262
	Vector Group Ltd.	3,856	45,922
	Village Super Market Inc., A	435	11,506
	WD-40 Co.	615	112,877
	Weis Markets Inc.	450	17,163

			1,423,941

	Energy 0.5%
	Arch Coal Inc.	315	23,373
a	CONSOL Mining Corp.	1,020	15,943
a	Contura Energy Inc.	345	9,646
	CVR Energy Inc.	525	23,116
a	FTS International Inc	960	2,150
	Liberty Oilfield Services Inc., A	1,275	13,808
a	Penn Virginia Corp.	240	6,977
a	SilverBow Resources Inc.	240	2,326

			97,339

	Financials 9.3%
	1st Source Corp.	540	24,694
	AMERISAFE Inc.	360	23,800
	Ames National Corp.	360	10,300
	Apollo Commercial Finance Inc.	4,575	87,703
	Arrow Financial Corp.	263	8,770
	Banco Latinoamericano de Comercio Exterior SA	900	17,946
	Bank7 Corp.	75	1,410
	Bankwell Financial Group Inc.	120	3,300
	Bar Harbor Bankshares.	270	6,731
	Cadence BanCorp.	2,400	42,096
	Capitol Federal Financial Inc.	4,470	61,597
	Capstead Mortgage Corp.	3,255	23,924
	Central Pacific Financial Corp.	510	14,484
	Citizens & Northern Corp.	465	12,220
a,b	Citizens Inc., A	1,815	12,469
	Codorus Valley Bancorp Inc.	165	3,838
	Cohen & Steers Inc.	885	48,613
	Colony Bankcorp Inc.	150	2,302
	Colony Credit Real Estate Inc., A	2,760	39,910
	Crawford & Co., A	375	4,080
	DNB Financial Corp.	60	2,671
	Donegal Group Inc.	405	5,937
	Dynex Capital Inc.	825	12,193
	ESSA Bancorp Inc.	165	2,709
	Essent Group Ltd.	4,215	200,929
a	EZCORP Inc., A	1,635	10,554
	Federated Investors Inc., B	3,750	121,537
	Financial Institutions Inc.	615	18,561
	First Bancorp Inc.	360	9,896
	First Bancorp Puerto Rico	3,945	39,371
	First Citizens Bancorp	495	10,756
	Franklin Financial Services Corp.	75	2,666
a	Genworth Financial Inc., A	14,115	62,106
	Greene County Bancorp Inc.	120	3,288
	Hawthorn Bancshares Inc.	135	3,217
	Heritage Financial Corp.	1,245	33,565
	Horace Mann Educators Corp.	1,770	82,004
	International Bancshares Corp.	1,095	42,289
	Invesco Mortgage Capital	4,275	65,450

franklintempleton.com	Semiannual Report	35

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin LibertyQ U.S. Small Cap Equity ETF (continued)

		Shares	Value

	Common Stocks (continued)
	Financials (continued)
	James River Group Holdings Ltd.	1,020	$52,265
	LCNB Corp.	435	7,717
	Midwestone Financial Group Inc.	465	14,192
a	Mr Cooper Group Inc.	1,530	16,249
	National Western Life Group Inc., A	105	28,179
	Nelnet Inc., A	720	45,792
	Northfield Bancorp Inc.	1,710	27,463
	Northwest Bancshares Inc.	3,735	61,217
	Norwood Financial Corp.	180	5,690
a	On Deck Capital Inc.	1,905	6,401
a	Palomar Holdings Inc.	105	4,139
	Penns Woods Bancorp Inc.	180	8,325
	Peoples Financial Services Corp.	135	6,114
	Piper Jaffray Cos.	240	18,115
	Premier Financial Bancorp Inc.	510	8,757
	Protective Insurance Corp., B	375	6,544
	Provident Financial Services Inc.	2,520	61,816
	Pzena Investment Management Inc., A	675	6,021
a	Regional Management Corp.	465	13,094
	Silvercrest Asset Management Group Inc., A	360	4,428
	Southern Missouri Bancorp Inc.	210	7,650
	Stewart Information Services Corp.	750	29,092
	Territorial Bancorp Inc.	360	10,289
	Tiptree Inc.,A	420	3,058
	Tompkins Financial Corp.	555	45,027
	TrustCo Bank Corp. NY	3,555	28,973
	United Bankshares Inc.	1,785	67,598
	United Fire Group Inc.	825	38,758
	United Security Bancshares	255	2,683
	Universal Insurance Holdings Inc.	1,155	34,638
	Value Line Inc.	45	1,024
	Waddell & Reed Financial Inc., A	1,515	26,028
a,b	Watford Holdings Ltd.	375	10,106
	West Bancorp	555	12,066
	Westwood Holdings Group Inc.	360	9,961
a	World Acceptance Corp.	240	30,602

			1,939,957

	Health Care 10.4%
a	Addus Homecare Corp.	375	29,730
a	Amedisys Inc.	1,350	176,863
a	AMN Healthcare Services Inc.	1,725	99,291
a	AngioDynamics Inc.	1,095	20,170
a	AtriCure Inc.	1,350	33,669
	Atrion Corp.	64	49,867
a	Biospecifics Technologies Corp.	225	12,042
a	Cardiovascular Systems Inc.	1,380	65,577
a	Community Health Systems Inc.	3,210	11,556
	CONMED Corp.	1,020	98,073
a	Corcept Therapeutics Inc.	4,110	58,095
a	CorVel Corp.	330	24,981
a	Cross Country Healthcare Inc.	1,080	11,124
a	Eagle Pharmaceuticals Inc.	315	17,819
a	Enanta Pharmaceuticals Inc.	660	39,653
a	Genomic Health Inc.	1,065	72,228
a	Glaukos Corp.	960	60,010
a	Globus Medical Inc., A	3,225	164,862
a	Haemonetics Corp.	1,605	202,455

36	Semiannual Report	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin LibertyQ U.S. Small Cap Equity ETF (continued)

		Shares	Value

	Common Stocks (continued)
	Health Care (continued)
a	Hanger Inc.	705	$14,368
a	Inogen Inc.	615	29,465
a	iRadimed Corp.	135	2,838
a	Lantheus Holdings Inc.	720	18,047
	LeMaitre Vascular Inc.	660	22,559
a	LHC Group Inc.	1,095	124,348
	Meridian Bioscience Inc.	1,965	18,648
a	Merit Medical Systems Inc.	2,010	61,225
	Mesa Laboratories Inc.	60	14,266
a	Misonix Inc.	150	3,015
a	Myriad Genetics Inc.	2,415	69,141
	National Healthcare Corp.	525	42,971
	National Research Corp., A	525	30,319
a	NextGen Healthcare Inc.	2,205	34,552
a	NuVasive Inc.	1,785	113,133
a	Orthofix International NV	765	40,560
a	OrthoPediatrics Corp.	165	5,818
	Patterson Cos. Inc.	2,835	50,520
	Phibro Animal Health Corp.	825	17,597
a	Prestige Consumer Healthcare Inc.	1,785	61,922
	Simulations Plus Inc.	435	15,094
a	Supernus Pharmaceuticals Inc.	2,085	57,296
a	Tactile Systems Technology Inc.	690	29,201
a	The Joint Corp.	270	5,025
	Utah Medical Products Inc.	135	12,938
a	Vocera Communications Inc.	1,155	28,471

			2,171,402

	Industrials 20.4%
	ABM Industries Inc.	2,715	98,609
	ACCO Brands Corp.	1,860	18,358
a	Advanced Disposal Services Inc.	2,190	71,328
	Aircastle Ltd.	2,055	46,094
	Alamo Group Inc.	345	40,613
	Allegiant Travel Co.	495	74,082
	Allied Motion Technologies Inc.	255	9,004
	Altra Industrial Motion Corp.	1,845	51,097
	Applied Industrial Technologies Inc.	1,770	100,536
a	Axon Enterprise Inc.	1,755	99,649
	BG Staffing Inc.	360	6,880
a	BMC Stock Holdings Inc.	1,275	33,380
	Brady Corp., A	2,100	111,405
a	Builders FirstSource Inc.	2,160	44,442
a	Casella Waste Systems Inc., A	795	34,137
a	Cimpress NV	870	114,701
	CompX International Inc.	45	645
a	Covenant Transportation Group Inc., A	480	7,891
	CSW Industrials Inc.	270	18,638
	Deluxe Corp.	2,100	103,236
	Douglas Dynamics Inc.	765	34,096
	Ennis Inc.	1,020	20,614
	EnPro Industries Inc.	720	49,428
	Exponent Inc.	2,295	160,420
	Forrester Research Inc.	480	15,427
	Forward Air Corp.	1,290	82,199
a	Foundation Building Materials Inc.	555	8,597
a	Franklin Covey Co.	375	13,125
a	FTI Consulting Inc.	735	77,903

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin LibertyQ U.S. Small Cap Equity ETF (continued)

		Shares	Value

	Common Stocks (continued)
	Industrials (continued)
a	Generac Holdings Inc.	1,185	$92,833
	H&E Equipment Services Inc.	585	16,883
	Hawaiian Holdings Inc.	1,800	47,268
	Healthcare Services Group Inc.	2,595	63,033
	Heartland Express Inc.	1,380	29,684
	Heidrick & Struggles International Inc.	840	22,932
a	Heritage-Crystal Clean Inc.	690	18,285
	Herman Miller Inc.	2,445	112,690
	Hillenbrand Inc.	2,430	75,038
	HNI Corp.	1,860	66,030
	Hurco Cos. Inc.	120	3,860
	Hyster-Yale Materials Handling Inc.	360	19,703
	ICF International Inc.	795	67,154
	Insperity Inc.	1,665	164,202
	Interface Inc.	2,040	29,458
	John Bean Technologies Corp.	585	58,167
	Kadant Inc.	450	39,505
	Kaman Corp., A	1,035	61,541
	Kelly Services Inc., A	1,320	31,970
	Kforce Inc.	1,125	42,564
	Kimball International Inc., B	1,440	27,792
	Knoll Inc.	1,965	49,813
	Korn Ferry	2,175	84,042
a	Lawson Products Inc.	255	9,876
	Lindsay Corp.	390	36,211
	McGrath RentCorp	915	63,675
a	Meritor Inc.	1,545	28,583
	Miller Industries Inc.	390	12,987
	Mobile Mini Inc.	1,905	70,218
	Moog Inc., A	1,230	99,778
	MSA Safety Inc.	1,485	162,028
	National Presto Industries Inc.	180	16,036
	Omega Flex Inc.	135	13,804
a	P.A.M. Transportation Services Inc.	75	4,433
	Preformed Line Products Co.	105	5,732
a	Radiant Logistics Inc.	735	3,800
	Resources Connection Inc.	1,425	24,211
	Rush Enterprises Inc., B	165	6,588
a	SAIA Inc.	1,125	105,412
	Simpson Manufacturing Co. Inc.	1,710	118,623
	Standex International Corp.	450	32,823
	Steelcase Inc., A	3,795	69,828
	Systemax Inc.	405	8,914
	Tennant Co.	660	46,662
a	Transcat Inc.	150	3,842
a	Trex Co. Inc.	2,130	193,681
a	TriNet Group Inc.	795	49,441
	UniFirst Corp.	555	108,292
	Universal Logistics Holdings Inc.	315	7,333
a	US Xpress Enterprises Inc., A	720	3,470
a	Vicor Corp.	525	15,498
	Watts Water Technologies Inc., A	960	89,981
	Werner Enterprises Inc.	1,980	69,894
a	Willis Lease Fin Corp.	60	3,323

			4,255,958

	Information Technology 11.0%
a	A10 Networks Inc.	1,635	11,347

38	Semiannual Report	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin LibertyQ U.S. Small Cap Equity ETF (continued)

		Shares	Value

	Common Stocks (continued)
	Information Technology (continued)
a	ACI Worldwide Inc.	1,935	$60,614
	ADTRAN Inc.	1,530	17,358
a	Alarm.com Holdings Inc.	1,140	53,170
a	Altair Engineering Inc.	1,110	38,428
	American Software Inc., A	1,095	16,447
	Astro-Med Inc.	150	2,425
a	Avid Technology Inc.	1,155	7,149
	Badger Meter Inc.	1,050	56,385
	Cabot Microelectronics Corp.	960	135,562
a	Casa Systems Inc.	885	6,952
a	CEVA Inc.	780	23,291
a	ChannelAdvisor Corp.	840	7,837
a	Cirrus Logic Inc.	2,250	120,555
a	Coda Octopus Group Inc.	105	862
a	CommVault Systems Inc.	1,590	71,089
	CSG Systems International Inc.	1,440	74,419
	Daktronics Inc.	1,365	10,081
a	eGain Corp.	660	5,283
a	ePlus Inc.	465	35,382
	EVERTEC Inc.	2,235	69,777
	Hackett Group Inc.	1,020	16,789
a	Immersion Corp.	1,200	9,180
a	Information Services Group Inc.	1,080	2,684
a	Insight Enterprises Inc.	1,500	83,535
a	Iteris Inc.	930	5,343
	J2 Global Inc.	1,995	181,186
a	Majesco	180	1,519
	ManTech International Corp., A	960	68,554
	MAXIMUS Inc.	1,155	89,235
a	MicroStrategy Inc.	315	46,737
a	Mitek Systems Inc.	1,335	12,883
a	MobileIron Inc.	1,815	11,879
	Monotype Imaging Holdings Inc.	1,830	36,252
a	Napco Security Technologies Inc.	405	10,336
	NIC Inc.	2,805	57,923
a	Novanta Inc.	1,095	89,483
	NVE Corp.	180	11,943
a	OSI Systems Inc.	300	30,468
	PC Connection Inc.	435	16,921
a	Priority Technology Holdings Inc.	135	651
	Progress Software Corp.	810	30,829
	QAD Inc., A	375	17,317
a	Qualys Inc.	1,350	102,019
a	ScanSource Inc.	945	28,870
a	Semtech Corp.	1,185	57,603
a	Silicon Laboratories Inc.	1,590	177,046
a	SMART Global Holdings Inc.	390	9,937
a	Sonim Technologies Inc.	75	220
a	SPS Commerce Inc.	1,245	58,602
a	Tenable Holdings Inc.	720	16,114
	Tessco Technologies Inc.	135	1,940
	Vishay Intertechnology Inc.	4,470	75,677
a	Vishay Precision Group Inc.	345	11,295
a	Workiva Inc	1,215	53,253
	Xperi Corp.	870	17,992
a	Zix Corp.	2,415	17,485

			2,284,113

franklintempleton.com	Semiannual Report	39

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin LibertyQ U.S. Small Cap Equity ETF (continued)

		Shares	Value

	Common Stocks (continued)
	Materials 1.7%
	Advanced Emissions Solutions Inc.	585	$8,681
	Greif Inc., A	975	36,943
	Greif Inc., B	225	10,251
	Innophos Holdings Inc.	675	21,910
	Myers Industries Inc.	1,215	21,445
	Quaker Chemical Corp.	345	54,558
	Schweitzer-Mauduit International Inc.	1,170	43,805
	Sensient Technologies Corp.	1,635	112,243
	Valhi Inc.	930	1,767
	Warrior Met Coal Inc.	1,635	31,915

			343,518

	Real Estate 6.0%
	Agree Realty Corp.	1,230	89,974
	American Assets Trust Inc.	900	42,066
	Cedar Realty Trust Inc.	3,045	9,135
	CoreCivic Inc.	3,915	67,651
	DiamondRock Hospitality Co.	3,810	39,052
	First Industrial Realty Trust Inc.	4,110	162,592
	Franklin Street Properties Corp.	4,035	34,136
	Lexington Realty Trust	9,000	92,250
	LTC Properties Inc.	1,425	72,988
	Monmouth Real Estate Investment Corp., A	2,955	42,582
	National Health Investors Inc.	1,530	126,057
	One Liberty Properties Inc.	570	15,692
	Preferred Apartment Communities Inc., A	1,890	27,311
	PS Business Parks Inc.	885	161,026
	QTS Realty Trust Inc., A	1,020	52,438
	RE/MAX Holdings Inc., A	810	26,050
	Realogy Holdings Corp.	2,505	16,733
	RPT Realty	3,240	43,902
	Summit Hotel Properties Inc.	1,905	22,098
b	Tanger Factory Outlet Centers Inc.	1,845	28,561
	Universal Health Realty Income Trust	360	37,008
	Urstadt Biddle Properties, A	1,095	25,952
	Whitestone REIT	1,215	16,718

			1,251,972

	Utilities 7.1%
	American States Water Co.	1,545	138,834
	Artesian Resources Corp., A	270	9,990
	Avista Corp.	2,385	115,529
	Black Hills Corp.	1,995	153,076
	California Water Service Group	1,965	104,008
	Clearway Energy Inc., A	1,335	23,149
	Clearway Energy Inc., C	2,520	45,990
	El Paso Electric Co.	1,530	102,632
	Genie Energy Ltd., B	300	2,238
	Global Water Resources Inc.	375	4,440
	MGE Energy Inc.	1,275	101,834
	New Jersey Resources Corp.	3,015	136,338
	NorthWestern Corp.	1,590	119,330
	PNM Resources Inc.	2,670	139,054
	SJW Group	765	52,242
	Southwest Gas Holdings Inc.	1,980	180,259
b	Spark Energy Inc., A	465	4,906
	Unitil Corp.	555	35,209

40	Semiannual Report	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin LibertyQ U.S. Small Cap Equity ETF (continued)

		Shares	Value

	Common Stocks (continued)
	Utilities (continued)
	York Water Co.	270	$11,788

			1,480,846

	Total Investments before Short Term Investments (Cost $20,461,561)		20,802,268

	Short Term Investments (Cost $236,610) 1.2%
	Investments from Cash Collateral Received for Loaned Securities 1.2%
	Money Market Funds 1.2%
c,d	Institutional Fiduciary Trust Portfolio, 1.71%	236,610	236,610

	Total Investments (Cost $20,698,171) 101.1%		21,038,878
	Other Assets, less Liabilities (1.1)%		(223,284)

	Net Assets 100.0%		$20,815,594

aNon-income producing.

bA portion or all of the security is on loan at September 30, 2019. See Note 1(c).

cSee Note 3(c) regarding investments in affiliated management investment companies.

dThe rate shown is the annualized seven-day effective yield at period end.

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Semiannual Report	41

FRANKLIN TEMPLETON ETF TRUST

FINANCIAL STATEMENTS

Statements of Assets and Liabilities

September 30, 2019 (unaudited)

	Franklin LibertyQ U.S. Equity ETF	Franklin LibertyQ U.S. Mid Cap Equity ETF	Franklin LibertyQ U.S. Small Cap Equity ETF
Assets:
Investments in securities:
Cost – Unaffiliated issuers	$1,145,588,555	$12,992,971	$20,461,561
Cost – Non-controlled affiliates (Note 3c)	1,434,325	22,200	236,610

Value – Unaffiliated issuers+	$1,216,706,889	$14,123,314	$20,802,268
Value – Non-controlled affiliates (Note 3c)	1,434,325	22,200	236,610
Cash	1,013,030	12,688	—
Receivables:
Capital shares sold	1,649,660	—	—
Dividends	1,446,779	17,700	27,158
Variation margin on futures contracts	8,091	—	—
Deposits with brokers for:
Futures contracts	69,300	—	—

Total assets	1,222,328,074	14,175,902	21,066,036

Liabilities:
Payables:
Investment securities purchased	1,645,261	—	452
Management fees	148,637	3,098	5,865
Funds advanced by custodian	—	—	7,515
Payable upon return of securities loaned	1,434,325	22,200	236,610

Total liabilities	3,228,223	25,298	250,442

Net assets, at value	$1,219,099,851	$14,150,604	$20,815,594

Net assets consist of:
Paid-in capital	$1,123,600,139	$12,922,925	$20,619,947
Total distributable earnings (loss)	95,499,712	1,227,679	195,647

Net assets, at value	$1,219,099,851	$14,150,604	$20,815,594

Shares outstanding	36,950,000	450,000	750,000

Net asset value per share	$32.99	$31.45	$27.75

+Includes securities loaned	1,400,230	21,723	226,451

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FRANKLIN TEMPLETON ETF TRUST

FINANCIAL STATEMENTS

Statements of Operations

for the period ended September 30, 2019 (unaudited)

	Franklin LibertyQ U.S. Equity ETF	Franklin LibertyQ U.S. Mid Cap Equity ETF	Franklin LibertyQ U.S. Small Cap Equity ETF
Investment income:
Dividends:
Unaffiliated issuers	$14,365,007	$108,156	$196,071
Interest:
Unaffiliated issuers	—	41	57
Interest from securities loaned:
Unaffiliated issuers (net of fees and rebates)	—	173	—
Non-Controlled affiliates (Note 3c)	86,660	176	2,143

Total investment income	14,451,667	108,546	198,271

Expenses:
Management fees (Note 3a)	1,273,582	16,700	34,749

Total expenses	1,273,582	16,700	34,749
Expenses waived/paid by affiliates (Note 3c)	(893)	(24)	(375)

Net expenses	1,272,689	16,676	34,374

Net investment income	13,178,978	91,870	163,897

Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers	(6,413,011)	(157,708)	(502,725)
In-kind redemptions	32,545,997	334,228	655,683
Futures contracts	320,997	—	—

Net realized gain (loss)	26,453,983	176,520	152,958

Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers	30,789,773	215,689	(87,238)
Futures contracts	(122,143)	—	—

Net change in unrealized appreciation (depreciation)	30,667,630	215,689	(87,238)

Net realized and unrealized gain (loss)	57,121,613	392,209	65,720

Net increase (decrease) in net assets resulting from operations	$70,300,591	$484,079	$229,617

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FRANKLIN TEMPLETON ETF TRUST

FINANCIAL STATEMENTS

Statements of Changes in Net Assets

	Franklin LibertyQ U.S. Equity ETF		Franklin LibertyQ U.S. Mid Cap Equity ETF

	Six Months Ended September 30, 2019 (unaudited)	Year Ended March 31, 2019	Six Months Ended September 30, 2019 (unaudited)	Year Ended March 31, 2019
Increase (decrease) in net assets:
Operations:
Net investment income	$13,178,978	$7,322,781	$91,870	$121,894
Net realized gain (loss)	26,453,983	9,804,269	176,520	106,914
Net change in unrealized appreciation (depreciation)	30,667,630	31,328,794	215,689	734,943

Net increase (decrease) in net assets resulting from operations	70,300,591	48,455,844	484,079	963,751

Distributions to shareholders	(11,519,158)	(6,162,655)	(82,732)	(106,377)

Capital share transactions: (Note 2)	152,063,869	857,635,782	3,137,250	6,984,672

Net increase (decrease) in net assets	210,845,302	899,928,971	3,538,597	7,842,046
Net assets:
Beginning of period	1,008,254,549	108,325,578	10,612,007	2,769,961

End of period	$1,219,099,851	$1,008,254,549	$14,150,604	$10,612,007

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FRANKLIN TEMPLETON ETF TRUST

FINANCIAL STATEMENTS

Statements of Changes in Net Assets (continued)

	Franklin LibertyQ U.S. Small Cap Equity ETF

	Six Months Ended September 30, 2019 (unaudited)	Year Ended March 31, 2019
Increase (decrease) in net assets:
Operations:
Net investment income	$163,897	$158,146
Net realized gain (loss)	152,958	(169,234)
Net change in unrealized appreciation (depreciation)	(87,238)	302,305

Net increase (decrease) in net assets resulting from operations	229,617	291,217

Distributions to shareholders	(153,888)	(121,259)

Capital share transactions: (Note 2)	2,760,728	15,142,986

Net increase (decrease) in net assets	2,836,457	15,312,944
Net assets:
Beginning of period	17,979,137	2,666,193

End of period	$20,815,594	$17,979,137

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FRANKLIN TEMPLETON ETF TRUST

Notes to Financial Statements (unaudited)

1. Organization and Significant Accounting Policies

Franklin Templeton ETF Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of thirty-nine separate funds, three of which are included in this report (Funds) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP). Each of the Funds are an exchange traded fund (ETF) and seek to provide the investment results that closely correspond, before fees and expenses, to the performance of each Fund’s corresponding underlying index .

The following summarizes the Funds’ significant accounting policies

a. Financial Instrument Valuation

The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Funds calculate the net asset value (NAV) per share as of 4 p.m. Eastern time each day the New York Stock Exchange (NYSE) is open for trading. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Funds’ administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Funds may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.

Investments in open-end mutual funds are valued at the closing NAV.

Certain derivative financial instruments are centrally cleared or trade in the OTC market. The Funds’ pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Funds’ net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.

The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Funds primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

b. Derivative Financial Instruments

Certain or all Funds invested in derivative financial instruments in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or losses in excess of the amounts shown in the Statements of Assets and Liabilities. Realized gain and loss and unrealized appreciation and depreciation on these contracts for the period are included in the Statements of Operations.

Collateral requirements differ by type of derivative. Collateral or initial margin requirements are set by the broker or exchange clearing house for exchange traded and centrally cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or securities.

Certain or all Funds entered into exchange traded futures contracts primarily to manage and/or gain exposure to equity price risk. A futures contract is an agreement between the Fund and a counterparty to buy or sell an asset at a specified

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

price on a future date. Required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable in the Statements of Assets and Liabilities.

See Note 6 regarding other derivative information.

c. Securities Lending

Certain or all Funds participate in an agency based securities lending program to earn additional income. The Fund receives cash collateral against the loaned securities in an amount equal to at least 102% of the fair value of the loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the fair value of loaned securities, as determined at the close of Fund business each day; any additional collateral required due to changes in security values is delivered to the Fund on the next business day. The collateral is deposited into a joint cash account with other funds and is used to invest in a money market fund managed by Franklin Advisers, Inc., an affiliate of the Funds. The Fund may receive income from the investment of cash collateral, in addition to lending fees and rebates paid by the borrower. Income from securities loaned, net of fees paid to the securities lending agent and/or third-party vendor, is reported separately in the Statements of Operations. The Fund bears the market risk with respect to the collateral investment, securities loaned, and the risk that the agent may default on its obligations to the Fund. If the borrower defaults on its obligation to return the securities loaned, the Fund has the right to repurchase the securities in the open market using the collateral received. The securities lending agent has agreed to indemnify the Fund in the event of default by a third party borrower.

d. Income Taxes

It is each Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code. Each Fund intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required.

Each Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based on its technical merits. As of September 30, 2019, each Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and are based on the statute of limitations in each jurisdiction in which the Fund invests.

e. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Estimated expenses are accrued daily. Dividend income is recorded on the ex-dividend date. Distributions to shareholders are recorded on the ex-dividend date. Distributable earnings are determined according to income tax regulations (tax basis) and may differ from earnings recorded in accordance with U.S. GAAP. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Common expenses incurred by the Trust are allocated among the Funds based on the ratio of net assets of each Fund to the combined net assets of the Trust. Certain Fund specific expenses are allocated directly to the Fund that incurred the expense. These expenses are paid by the Funds or by the investment manager, as applicable, according to the terms of the unified management fee agreement.

f. Accounting Estimates

The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

g. Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Funds, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

2. Shares of Beneficial Interest

Shares of the Funds are issued and redeemed at their respective NAV only in aggregations of a specified number of shares or multiples thereof (Creation Units). Only certain large institutional investors (Authorized Participants) may engage in creation or redemption transactions directly with the Funds. Once created, shares of the Funds generally trade in the secondary market in amounts less than one Creation Unit. The market price of the Funds’ shares will be based on the price in the secondary market which may be at, above or below the most recent NAV. Creation Units may be issued and redeemed in exchange for a designated portfolio of securities and/or cash (which may include cash in lieu of certain securities).

Authorized participants pay a standard transaction fee to the shareholder servicing agent when purchasing or redeeming Creation Units of the Funds regardless of the number of Creation Units that are being created or redeemed on the same day by the Authorized Participant. The standard transaction fee is imposed to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units and is not charged to or paid by the Funds.

In addition, for cash Creation Unit transactions, a variable fee for creation transactions and redemption transactions may be charged to the Authorized Participant to cover certain brokerage, tax, foreign exchange, execution, market impact and other costs and expenses related to the execution of trades. Variable fees, if any, are included in capital share transactions in the Statements of Changes in Net Assets.

At September 30, 2019, there were an unlimited number of shares authorized (without par value). Transactions in the Funds’ shares were as follows:

	Franklin LibertyQ U.S. Equity ETF

	Six Months Ended September 30, 2019		Year Ended March 31, 2019

	Shares	Amount	Shares	Amount
Shares sold	10,200,000	$324,704,399	31,000,000	$938,802,146
Shares redeemed	(5,350,000)	(172,640,530)	(2,700,000)	(81,166,364)

Net increase (decrease)	4,850,000	$152,063,869	28,300,000	$857,635,782

	Franklin LibertyQ U.S. Mid Cap Equity ETF

	Six Months Ended September 30, 2019		Year Ended March 31, 2019

	Shares	Amount	Shares	Amount
Shares sold	150,000	$4,696,992	300,000	$8,425,958
Shares redeemed	(50,000)	(1,559,742)	(50,000)	(1,441,286)

Net increase (decrease)	100,000	$3,137,250	250,000	$6,984,672

	Franklin LibertyQ U.S. Small Cap Equity ETF

	Six Months Ended September 30, 2019		Year Ended March 31, 2019

	Shares	Amount	Shares	Amount
Shares sold	200,000	$5,531,473	600,000	$16,620,824
Shares redeemed	(100,000)	(2,770,745)	(50,000)	(1,477,838)

Net increase (decrease)	100,000	$2,760,728	550,000	$15,142,986

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

3. Transactions with Affiliates

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton. Certain officers and trustees of the Funds are also officers and/or directors of the following subsidiaries:

Subsidiary	Affiliation
Franklin Advisers, Inc. (Advisers)	Investment manager
Franklin Advisory Services, LLC (FASL)	Investment manager
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)	Principal underwriter

a. Management Fees

The Funds pay a unified management fee to Advisers whereby Advisers has agreed to reimburse the Funds’ acquired fund fee and expenses (if any) and pay all of the ordinary operating expenses of the Funds, including custody, transfer agency, and Trustee fees and expenses, among others, but excluding payments under the Funds’ Rule 12b-1 plan (if any), brokerage expenses (including any costs incidental to transactions in portfolio securities or instruments), taxes, interest (including borrowing costs and dividend expenses on securities sold short and overdraft charges), litigation expenses (including litigation to which the Trust or a Fund may be a party and indemnification of the Trustees and officers with respect thereto), and other nonroutine or extraordinary expenses. The fees are based on the average daily net assets of each of the Funds as follows:

Annualized Fee Rate
Franklin LibertyQ U.S. Equity ETF	0.15%
Franklin LibertyQ U.S. Mid Cap Equity ETF	0.30%
Franklin LibertyQ U.S. Small Cap Equity ETF	0.35%

Prior to August 1, 2019, Franklin LibertyQ U.S. Equity ETF paid fees to Franklin Advisers, Inc. of 0.25% per year based on the average daily net assets of the Fund.

b. Administrative Fees

Under an agreement with Advisers, FT Services provides administrative services to the Funds. The fee is paid by Advisers based on the Funds’ average daily net assets, and is not an additional expense of the Funds.

c. Investments in Affiliated Management Investment Companies

Certain or all Funds invest in one or more affiliated management investment companies for purposes other than exercising a controlling influence over the management or policies. Management fees paid by the Funds are waived on assets invested in the affiliated management investment companies, as noted in the Statements of Operations, in an amount not to exceed the

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FRANKLIN TEMPLETON ETF TRUST

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

3. Transactions with Affiliates (continued)

c. Investments in Affiliated Management Investment Companies (continued)

management and administrative fees paid directly or indirectly by each affiliate. During the period ended September 30, 2019, investments in affiliated management investment companies were as follows:

	Value at Beginning of Period	Purchases	Sales	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value at End of Period	Number of Shares Held at End of Period	Investment Income

Franklin LibertyQ U.S. Equity ETF
Non-Controlled Affiliates								Income from securities loaned

Institutional Fiduciary Trust Money Market Portfolio 1.71%	$—	$8,696,235	$(7,261,910)	$—	$—	$1,434,325	1,434,325	$86,660

Franklin LibertyQ U.S. Mid Cap Equity ETF
Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market Portfolio 1.71%	$27,777	$238,896	$(244,473)	$—	$—	$22,200	22,200	$176

Franklin LibertyQ U.S. Small Cap Equity ETF
Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market Portfolio 1.71%	$102,580	$3,739,408	$(3,605,378)	$—	$—	$236,610	236,610	$2,143

d. Other Affiliated Transactions

At September 30, 2019, the shares of the Funds were owned by the following entities:

Funds	Shares	Percentage of Outstanding Shares[a]
Franklin Conservative Allocation Fund	2,670,638	7.2%
Franklin Moderate Allocation Fund	6,596,229	17.9%
Franklin Growth Allocation Fund	5,782,006	15.7%
Franklin LifeSmart™ 2020 – 2055 Retirement Target Funds	2,561,565	6.9%
Franklin 529 Portfolios	11,399,544	30.9%

	29,009,982	78.6%

aInvestment activities of significant shareholders could have a material impact on the Funds.

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

4. Income Taxes

For tax purposes, capital losses may be carried over to offset future capital gains, if any. At September 30, 2019, the capital loss carryforwards were as follows:

	Franklin LibertyQ U.S. Equity ETF	Franklin LibertyQ U.S. Mid Cap Equity ETF	Franklin LibertyQ U.S. Small Cap Equity ETF
Capital loss carryforwards:
Short term	$3,709,258	$67,247	$219,018
Long term	1,150,711	34,322	90,479

Total capital loss carryforwards	$4,859,969	$101,569	$309,497

At September 30, 2019, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

	Franklin LibertyQ U.S. Equity ETF	Franklin LibertyQ U.S. Mid Cap Equity ETF	Franklin LibertyQ U.S. Small Cap Equity ETF
Cost of investments	$1,147,022,880	$13,015,171	$20,698,171

Unrealized appreciation	$108,886,880	$1,552,700	$1,877,310
Unrealized depreciation	(37,768,546)	(422,357)	(1,536,603)

Net unrealized appreciation (depreciation)	$71,118,334	$1,130,343	$340,707

Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of corporate actions, passive foreign investment company shares and wash sales.

5. Investment Transactions

Purchases and sales of investments (excluding short term securities and in-kind transactions, if any) for the period ended September 30, 2019, were as follows:

	Franklin LibertyQ U.S. Equity ETF	Franklin LibertyQ U.S. Mid Cap Equity ETF	Franklin LibertyQ U.S. Small Cap Equity ETF
Purchases	$134,879,063	$1,387,565	$2,872,492
Sales	$128,931,125	$1,376,561	$2,640,037

In-kind transactions associated with creation and redemptions for the period ended September 30, 2019, were as follows:

	Franklin LibertyQ U.S. Equity ETF	Franklin LibertyQ U.S. Mid Cap Equity ETF	Franklin LibertyQ U.S. Small Cap Equity ETF
Cost of Securities Received	$319,536,400	$4,668,702	$5,520,224
Value of Securities Delivered	$169,659,867	$1,541,416	$2,757,008

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FRANKLIN TEMPLETON ETF TRUST

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

5. Investment Transactions (continued)

At September 30, 2019, in connection with securities lending transactions, certain or all Funds loaned investments and received cash collateral as follows:

	Franklin LibertyQ U.S. Equity ETF	Franklin LibertyQ U.S. Mid Cap Equity ETF	Franklin LibertyQ U.S. Small Cap Equity ETF
Securities lending transactions[a]:
Equity investments[b]	$1,434,325	$22,200	$236,610

aThe agreements can be terminated at any time.

bThe gross amount of recognized liability for such transactions is included in payable upon return of securities loaned in the Statements of Assets and Liabilities.

6. Other Derivative Information

At September 30, 2019, the Funds’ investments in derivative contracts are reflected in the Statements of Assets and Liabilities as follows:

	Asset Derivatives		Liability Derivatives

	Statements of Assets and Liabilities Location	Fair Value	Statements of Assets and Liabilities Location	Fair Value
Franklin LibertyQ U.S. Equity ETF

Equity contracts	Variation margin on futures contracts	$—	Variation margin on futures contracts	$(16,683)[a]

aThis amount reflects the cumulative appreciation (depreciation) of futures contracts as reported in the Statement of Investments. Only the variation margin receivable/at year end is separately reported within the Statements of Assets and Liabilities. Prior variation margin movements were recorded to cash upon receipt or payment.

For the period ended September 30, 2019, the effect of derivative contracts in the Funds’ Statements of Operations was as follows:

Derivative Contracts Not Accounted for as Hedging Instruments	Statements of Operations Locations	Net Realized Gain (Loss) for the Period	Statements of Operations Locations	Net Change in Unrealized Appreciation (Depreciation) for the Period
Franklin LibertyQ U.S. Equity ETF
	Net realized gain (loss) from:		Net change in unrealized appreciation (depreciation) on:

Equity Contracts	Futures Contracts	$320,997	Futures Contracts	$(122,143)

For the period ended September 30, 2019, the average month end notional amount of futures contracts was $1,840,436.

See Note 1(b) regarding derivative financial instruments.

7. Fair Value Measurements

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:

•	Level 1 – quoted prices in active markets for identical financial instruments
•	Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of financial instruments)

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

At September 30, 2019, all of the Funds’ investments in financial instruments carried at fair value were valued using Level 1 inputs.

8. Subsequent Events

The Funds have evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

Abbreviations

Selected Portfolio
REIT	Real Estate Investment Trust

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FRANKLIN TEMPLETON ETF TRUST

Shareholder Information

Board Approval of Investment Management Agreements

FRANKLIN TEMPLETON ETF TRUST

Franklin LibertyQ U.S. Equity ETF

Franklin LibertyQ U.S. Mid Cap Equity ETF

Franklin LibertyQ U.S. Small Cap Equity ETF

(each a Fund)

At an in-person meeting held on May 29, 2019 (Meeting), the Board of Trustees (Board) of Franklin Templeton ETF Trust (Trust), including a majority of the trustees who are not “interested persons” as defined in the Investment Company Act of 1940 (Independent Trustees), reviewed and approved the continuance of the investment management agreement between Franklin Advisory Services, LLC (Manager) and the Trust, on behalf of each Fund (each a Management Agreement) for an additional one-year period. The Independent Trustees received advice from and met separately with Independent Trustee counsel in considering whether to approve the continuation of each Management Agreement. Although the Management Agreements for the Funds were considered at the same Board meeting, the Board considered the information provided to it about the Funds together and with respect to each Fund separately as the Board deemed appropriate.

In considering the continuation of each Management Agreement, the Board reviewed and considered information provided by the Manager at the Meeting and throughout the year at meetings of the Board and its committees. The Board also reviewed and considered information provided in response to a detailed set of requests for information submitted to the Manager by Independent Trustee counsel on behalf of the Independent Trustees in connection with the annual contract renewal process. In addition, prior to the Meeting, the Independent Trustees held a telephonic contract renewal meeting at which the Independent Trustees conferred amongst themselves and Independent Trustee counsel about contract renewal matters. The Board reviewed and considered all of the factors it deemed relevant in approving the continuance of each Management Agreement, including, but not limited to: (i) the nature, extent and quality of the services provided by the Manager; (ii) the investment performance of each Fund and each Fund’s tracking error against a specified benchmark index as of a recent period; (iii) the costs of the services provided and profits realized by the Manager and its affiliates from the relationship with each Fund; (iv) the extent to which economies of scale are realized as each Fund grows; and (v) whether fee levels reflect these economies of scale for the benefit of Fund investors.

In approving the continuance of each Management Agreement, the Board, including a majority of the Independent Trustees, determined that the terms of each Management Agreement are fair and reasonable and that the continuance of such Management Agreement is in the best interests of the applicable Fund and its shareholders. While attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s determination.

NATURE, EXTENT AND QUALITY OF SERVICES. The Board reviewed and considered information regarding the nature, extent and quality of investment management services provided by the Manager and its affiliates to the Funds and their shareholders. This information included, among other things, the qualifications, background and experience of the senior management and investment personnel of the Manager; the structure of investment personnel compensation; oversight of third-party service providers; investment performance reports and related financial information for each Fund; reports on expenses; legal and compliance matters; risk controls; pricing and other services provided by the Manager and its affiliates; and management fees charged by the Manager and its affiliates to US funds and other accounts, including management’s explanation of differences among accounts where relevant. The Board noted management’s continuing efforts and expenditures in establishing effective business continuity plans and developing strategies to address areas of heightened concern in the registered fund industry, such as cybersecurity and liquidity risk management. The Board also recognized management’s commitment to facilitating Board oversight of liquidity through the designation of a liquidity/risk administrator and the development of reports that highlight the amount of illiquid investments for each Fund.

The Board also reviewed and considered the benefits provided to Fund shareholders of investing in a fund that is part of the Franklin Templeton family of funds. The Board noted the financial position of Franklin Resources, Inc. (FRI), the Manager’s parent, and its commitment to the registered fund business as evidenced by its continued introduction of new funds, reassessment of the fund offerings in response to the market environment and project initiatives and capital investments relating to the services provided to the Funds by the Franklin Templeton (FT) organization.

Following consideration of such information, the Board was satisfied with the nature, extent and quality of services provided by the Manager and its affiliates to the Funds and their shareholders.

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FRANKLIN TEMPLETON ETF TRUST

SHAREHOLDER INFORMATION

FUND PERFORMANCE. The Board reviewed and considered the performance results of each Fund for the one-year period ended February 28, 2019. The Board considered the performance returns for each Fund in comparison to the performance returns of registered funds deemed comparable to the Fund included in a universe (Performance Universe) selected by Broadridge Financial Solutions, Inc. (Broadridge), an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the registered funds included in a Performance Universe. The Board also considered the performance returns for the Franklin LibertyQ U.S. Mid Cap Equity ETF in comparison to the performance returns of a customized peer group (Performance Customized Peer Group) selected by the Manager. The Board also reviewed and considered Fund performance reports provided and discussions that occurred with portfolio managers at Board meetings throughout the year. The Board noted its ongoing discussions with the Manager about the performance of the Funds to date and the importance of performance to asset growth. Specifically, the Board referenced earlier discussions with management on matters related to, among other things, the strategy behind the overall product line-up, the design and construction of the Manager’s proprietary indices, the comparability of peer data, the nature of the Manager’s research, the potential use of innovative data and technology, and investments in marketing and distribution. A summary of each Fund’s performance results is below.

Franklin LibertyQ U.S. Equity ETF and Franklin LibertyQ U.S. Small Cap Equity ETF – The Performance Universe for the Franklin LibertyQ U.S. Equity ETF included the Fund and all retail and institutional multi-cap core funds. The Performance Universe for the Franklin LibertyQ U.S. Small Cap Equity ETF included the Fund and all retail and institutional small-cap core funds. The Funds commenced operations on April 26, 2017, and thus have been in operation for less than three years. The Board noted that the Funds’ annualized total returns for the one-year period were above the medians and in the first quintile of their respective Performance Universes. The Board further noted that, in light of the Funds’ use of a “passive” or indexing investment approach, management evaluates the Funds based on their tracking error against a specified benchmark. The Board noted that for the one-year period ended February 28, 2019, each Fund’s tracking error was within the tolerance anticipated for such Fund. The Board concluded that the Funds’ performance was satisfactory.

Franklin LibertyQ U.S. Mid Cap Equity ETF – The Performance Universe for the Fund included the Fund and all retail and institutional mid-cap growth funds. The Performance

Customized Peer Group for the Fund consisted of the Fund and all retail and institutional mid-cap core funds. The Fund commenced operations on April 26, 2017, and thus has been in operation for less than three years. The Board noted that the Fund’s annualized total return for the one-year period was above the medians of its Performance Universe and Performance Customized Peer Group. The Board further noted that, in light of the Fund’s use of a “passive” or indexing investment approach, management evaluates the Fund based on its tracking error against a specified benchmark. The Board noted that for the one-year period ended February 28, 2019, the Fund’s tracking error was within the tolerance anticipated for such Fund. The Board concluded that the Fund’s performance was satisfactory.

COMPARATIVE FEES AND EXPENSES. The Board reviewed and considered information regarding each Fund’s actual total expense ratio and its various components, including, as applicable, management fees; transfer agent expenses; underlying fund expenses; Rule 12b-1 and non-Rule 12b-1 service fees; and other non-management fees. The Board considered the actual total expense ratio and, separately, the contractual management fee rate, without the effect of fee waivers, if any (Management Rate) of each Fund in comparison to the median expense ratio and median Management Rate, respectively, of other exchange-traded funds deemed comparable to and with a similar expense structure to the Fund selected by Broadridge (Expense Group). Broadridge fee and expense data is based upon information taken from each fund’s most recent annual report, which reflects historical asset levels that may be quite different from those currently existing, particularly in a period of market volatility. While recognizing such inherent limitation and the fact that expense ratios and Management Rates generally increase as assets decline and decrease as assets grow, the Board believed the independent analysis conducted by Broadridge to be an appropriate measure of comparative fees and expenses. The Broadridge Management Rate includes administrative charges. The Board received a description of the methodology used by Broadridge to select the exchange-traded funds included in an Expense Group.

Franklin LibertyQ U.S. Equity ETF – The Expense Group for the Fund was comprised of pure-index exchange-traded funds, which included the Fund and eight other multi-cap core funds. The Board noted that the Management Rate for the Fund was below and the actual total expense ratio for the Fund was equal to the medians of its Expense Group. The also Board noted that effective December 1, 2017, the Fund implemented a unified management fee (Unified Fee). The

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FRANKLIN TEMPLETON ETF TRUST

SHAREHOLDER INFORMATION

Board further noted that pursuant to the Unified Fee arrangement the Manager reimburses the Fund for all of its acquired fund fees and expenses (if any) and pays all of the ordinary operating expenses of the Fund, except for (i) the Fund’s investment management fee, (ii) payments under the Fund’s Rule 12b-1 plan (if any), (iii) brokerage expenses, (iv) taxes, (v) interest (including borrowing costs and dividend expenses on securities sold short and overdraft charges), (vi) litigation expenses (including litigation to which the Trust or the Fund may be a party and indemnification of the Trustees and officers with respect thereto), and (vii) other non-routine or extraordinary expenses (Unified Fee Arrangement). The Board concluded that the Management Rate charged to the Fund is reasonable.

Franklin LibertyQ U.S. Mid Cap Equity ETF – The Expense Group for the Fund was comprised of pure-index exchange-traded funds, which included the Fund and five other mid-cap growth funds. The Board noted that the Management Rate and actual total expense ratio for the Fund were below the medians of its Expense Group. The Board also noted that effective December 1, 2017, the Fund implemented a Unified Fee. The Board further noted the terms of the Unified Fee Arrangement. The Board concluded that the Management Rate charged to the Fund is reasonable.

Franklin LibertyQ U.S. Small Cap Equity ETF – The Expense Group for the Fund was comprised of pure-index exchange-traded funds, which included the Fund and nine other small-cap core funds. The Board noted that the Management Rate for the Fund was slightly above and the actual total expense ratio for the Fund was above the medians of its Expense Group. The Board also noted that effective December 1, 2017, the Fund implemented a Unified Fee and the terms of the Unified Fee Arrangement. The Board also noted the first quintile (best) performance of the Fund for the one-year period ended February 28, 2019. The Board concluded that the Management Rate charged to the Fund is reasonable.

PROFITABILITY. The Board reviewed and considered information regarding the profits realized by the Manager and its affiliates in connection with the operation of each Fund. In this respect, the Board considered the Fund profitability analysis provided by the Manager that addresses the overall profitability of FT’s US fund business, as well as its profits in providing investment management and other services to each of the individual funds during the 12-month period ended September 30, 2018, being the most recent fiscal year-end for FRI. The Board noted that although management continually makes refinements to its methodologies used in calculating profitability in response to organizational and product-related changes, the overall methodology has remained consistent with that used in the Funds’ profitability report presentations from prior years. Additionally, PricewaterhouseCoopers LLP, auditor to FRI and certain Franklin Templeton funds, has been engaged to periodically review and assess the allocation methodologies to be used solely by the Funds’ Board with respect to the profitability analysis.

The Board noted management’s belief that costs incurred in establishing the infrastructure necessary for the type of fund operations conducted by the Manager and its affiliates may not be fully reflected in the expenses allocated to each Fund in determining its profitability, as well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. The Board also noted management’s expenditures in improving shareholder services provided to the Funds, as well as the need to implement systems and meet additional regulatory and compliance requirements resulting from recent SEC and other regulatory requirements.

The Board also considered the extent to which the Manager and its affiliates might derive ancillary benefits from fund operations, including revenues generated from transfer agent services, potential benefits resulting from personnel and systems enhancements necessitated by fund growth, as well as increased leverage with service providers and counterparties. Based upon its consideration of all these factors, the Board concluded that the level of profits realized by the Manager and its affiliates from providing services to each Fund was not excessive in view of the nature, extent and quality of services provided to each Fund.

ECONOMIES OF SCALE. The Board reviewed and considered the extent to which the Manager may realize economies of scale, if any, as each Fund grows larger and whether each Fund’s management fee structure reflects any economies of scale for the benefit of shareholders. The Board considered that each Fund would likely experience benefits from the Unified Fee at the Fund’s projected asset levels because of the Manager’s contractual requirement to bear most of the Fund’s ordinary operating expenses. The Board noted that, under the Unified Fee, it is not anticipated that any of the Funds will generate significant, if any, profit for the Manager and/or its affiliates for some time. The Board also considered the Manager’s view that any analyses of potential economies of scale in managing a particular fund are inherently limited in light of the joint and common costs and investments the Manager incurs across the Franklin Templeton family of funds as

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FRANKLIN TEMPLETON ETF TRUST

SHAREHOLDER INFORMATION

a whole. The Board also noted that the Funds commenced operations on April 26, 2017 and that, as of December 31, 2018, the net assets of the Franklin LibertyQ U.S. Mid Cap Equity ETF and the Franklin LibertyQ U.S. Small Cap Equity ETF were approximately $8-9 million, while the net assets of the Franklin LibertyQ U.S. Equity ETF were approximately $384 million. The Board recognized that there would not likely be any economies of scale for these Funds until each Fund’s assets grow.

CONCLUSION. Based on its review, consideration and evaluation of all factors it believed relevant, including the above-described factors and conclusions, the Board unanimously approved the continuation of each Management Agreement for an additional one-year period.

Proxy Voting Policies and Procedures

The Trust’s investment manager has established Proxy Voting Policies and Procedures (Policies) that the Trust uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Trust’s complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale, FL 33301, Attention: Proxy Group. Copies of the Trust’s proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission’s website at sec.gov and reflect the most recent 12-month period ended June 30.

Quarterly Statement of Investments

The Trust files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year as an exhibit to its report on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the Commission’s website at sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.

Premium/Discount Information

Information about the differences between the daily market price on the secondary market for the shares of the Funds and the Funds’ net asset value may be found on the Funds’ website at franklintempleton.com.

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Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.

To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.

Semiannual Report Franklin Templeton ETF Trust

Investment Manager	Distributor	Investor Services
Franklin Advisory Services, LLC	Franklin Templeton Distributors, Inc. (800) DIAL BEN®/342-5236 franklintempleton.com	Transfer Agent State Street Bank and Trust Company 1 Heritage Drive Mail Stop OHD0100 North Quincy, MA 02171
© 2019 Franklin Templeton Investments. All rights reserved.		ETF3 S 11/19

SEMIANNUAL REPORT

FRANKLIN TEMPLETON

ETF TRUST

September 30, 2019

Franklin Liberty Intermediate Municipal Opportunities ETF
Franklin Liberty Municipal Bond ETF

Internet Delivery of Fund Reports Unless You Request Paper Copies: Effective January 1, 2021, as permitted by the SEC, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request them from the Fund or your financial intermediary. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you have not signed up for electronic delivery, we would encourage you to join fellow shareholders who have. You may elect to receive shareholder reports and other communications electronically from the Fund by calling (800) 632-2301 or by contacting your financial intermediary.

You may elect to continue to receive paper copies of all your future shareholder reports free of charge by contacting your financial intermediary or, if you invest directly with a Fund, calling (800) 632-2301 to let the Fund know of your request. Your election to receive reports in paper will apply to all funds held in your account.

Franklin Templeton

Successful investing begins with ambition. And achievement only comes when you reach for it. That’s why we continually strive to deliver better outcomes for investors. No matter what your goals are, our deep, global investment expertise allows us to offer solutions that can help.

During our more than 70 years of experience, we’ve managed through all kinds of markets—up, down and those in between. We’re always preparing for what may come next. It’s because of this, combined with our strength as one of the world’s largest asset managers that we’ve earned the trust of millions of investors around the world.

Visit franklintempleton.com/investor/investments-and-solutions/investment-options/etfs/ for fund updates and documents.

Not FDIC Insured	|	May Lose Value	|	No Bank Guarantee

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SEMIANNUAL REPORT

Municipal Bond Market Overview

The financial markets experienced volatility during the six months ended September 30, 2019. Continuing trade concerns, uncertainties about the prospects for global economic growth and speculations on major central banks’ future policy decisions led to volatility in domestic fixed income and equity securities. U.S. equities rose during the period, while fixed income assets such as municipal bonds and U.S. Treasuries also rallied as interest rates moved in a generally downward trajectory. Municipal bonds delivered positive returns as favorable supply and demand dynamics, combined with interest-rate declines, continued to buoy the market.

Investment-grade municipal bonds, as measured by the Bloomberg Barclays Municipal Bond Index, posted a +3.74% total return for the period, while U.S. Treasuries, as measured by the Bloomberg Barclays U.S. Treasury Index, posted a +5.48% total return, and investment-grade corporate bonds, as measured by the Bloomberg Barclays U.S. Corporate Bond Index, posted a +7.66% total return.1 U.S. stocks, as represented by the Standard & Poor’s® 500 Index, posted a +6.08% total return, outperforming the municipal bond and U.S. Treasury markets, but underperforming the corporate bond market.1

Municipal bonds with longer maturities generally outperformed bonds with shorter maturities during the six-month period. High-yield municipal bonds generally outperformed investment-grade municipal bonds, with the Bloomberg Barclays High Yield Municipal Bond Index posting a +5.64% total return, compared with a +3.74% total return for the Bloomberg Barclays Municipal Bond Index.1

Municipal bond issuance during the six-month reporting period totaled approximately $197 billion, which represented a 5% increase from the prior-year’s six-month period.2 Calendar-year 2019 municipal bond issuance through September was approximately $275 billion, which represented a 9% increase from the prior-year period.2 In our view, demand for municipal bonds remains robust, and investors have continued to add money to municipal bond mutual funds. The Investment Company Institute reported calendar year-to-date 2019 net inflows of approximately $67 billion to the asset class through September.

The U.S. Federal Reserve (Fed) lowered its target range for the federal funds rate by 0.25% two times in 2019—first in July and again in September. The target range for the federal funds rate was 1.75%–2.00% at period-end. In its press release following the September decision, the Fed cited muted inflation and global economic concerns as the primary catalysts for the decision. The Fed noted, however, that the labor market remained strong and domestic economic activity was healthy, and some members believed no additional rate cuts were warranted.

At period-end, we maintained our positive view of the municipal bond market. We believe municipal bonds continue to be an attractive asset class among fixed income securities, and we intend to follow our solid discipline of investing to maximize income, while seeking value in the municipal bond market.

The foregoing information reflects our analysis, opinions and portfolio holdings as of September 30, 2019, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, state, industry, security or fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

1. Source: Morningstar. Treasuries, if held to maturity, offer a fixed rate of return and fixed principal value; their interest payments and principal are guaranteed.

2. Source: The Bond Buyer, Thomson Reuters.

See www.franklintempletondatasources.com for additional data provider information.

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Franklin Liberty Intermediate Municipal Opportunities ETF

This semiannual report for Franklin Liberty Intermediate Municipal Opportunities ETF covers the period ended September 30, 2019.

Your Fund’s Goal and Main Investments

The Fund seeks to provide a high level of current income that is exempt from federal income taxes, including the federal alternative minimum tax, by investing at least 80% of its net assets in municipal securities that pay interest free from such taxes.1 The Fund seeks to maintain a dollar-weighted average portfolio maturity (the time in which the debt must be repaid) of three to 10 years.

Performance Overview

For the six months under review, the Fund posted cumulative total returns of +4.01% based on market price and +3.81% based on net asset value (NAV). In comparison, the Bloomberg Barclays Municipal 1-15 Year Index posted a +2.99% total return for the same period.2 You can find more of the Fund’s performance data in the Performance Summary beginning on page 5.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Investment Strategy

We select securities that we believe will provide the best balance between risk and return within the Fund’s range of allowable investments and we typically use a buy-and-hold strategy. The Fund is an actively managed exchange-traded fund (ETF) that does not seek to replicate the performance of a specified index.

Credit Quality Composition*

9/30/19

Ratings	% of Total Investments
AAA	7.88%
AA	32.32%
A	12.45%
BB	26.87%
Not Rated	20.48%

*Securities, except for those labeled Not Rated, are assigned ratings by one or more Nationally Recognized Statistical Credit Rating Organizations (NRSROs), such as Standard & Poor’s, Moody’s and Fitch, that can be considered by the investment manager as part of its independent securities analysis. When ratings from multiple agencies are available, the highest is used, consistent with the portfolio investment process. Ratings reflect an NRSRO’s opinion of an issuer’s creditworthiness and typically range from AAA (highest) to D (lowest). The Below Investment Grade category consists of bonds rated below BBB-. The Refunded category generally consists of refunded bonds secured by US government or other high-quality securities and not rerated by an NRSRO. The Not Rated category consists of ratable securities that have not been rated by an NRSRO. Cash and equivalents are excluded from this composition.

1. Dividends are generally subject to state and local taxes, if any. For investors subject to alternative minimum tax, a small portion of Fund dividends may be taxable. Distributions of capital gains are generally taxable. To avoid imposition of 28% backup withholding on all Fund distributions and redemption proceeds, U.S. investors must be properly certified on Form W-9 and non-U.S. investors on Form W-8BEN.

2. Source: Morningstar.

The index is unmanaged and includes reinvestment of any income or distributions. It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 14.

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FRANKLIN LIBERTY INTERMEDIATE MUNICIPAL OPPORTUNITIES ETF

Portfolio Composition

9/30/19

% of Total Investments*
General Obligation Bonds	25.33%
Hospital & Health Care	21.54%
Tax Supported Debt	14.65%
Utilities	9.20%
Higher Education	8.95%
Other Revenue Bonds	6.10%
Housing	6.09%
Subject to Government Approp.	3.50%
Transportation	3.23%
Corporate Backed	1.41%

*Does not include cash and cash equivalents.

Manager’s Discussion

During the six-month reporting period, we found value in securities in the 10- to 15-year maturity range. Given the Fund’s average maturity cannot exceed 10 years, this represented the longer end of our target universe. The municipal yield curve remains positively sloped and we believe focusing on longer maturities provides us with the best opportunities to achieve our objective of maximizing after-tax income for investors. In addition, we were able to find attractive opportunities in the high-yield space; therefore, we selectively added higher-yielding securities to the portfolio, while selling existing positions with lower yields. The Fund is overweight in BBB-rated and noninvestment-grade securities relative to the benchmark; this positioning was the primary driver of the Fund’s outperformance versus its benchmark index. The Fund will continue to look for opportunities to add high yielding names with a focus on the seven- to 15-year portion of the yield curve. The Fund does not use leverage or derivatives. We believe our consistent, disciplined strategy can help our investors achieve high, tax-free income over the long term.

Typically, in declining rate environments, our turnover declines as we maintain exposure to securities that are producing income that exceeds their replacement value in the market. However, when rates rise, our turnover increases as opportunities to purchase securities that have the potential to increase income in the portfolio become available.

Thank you for your participation in Franklin Liberty Intermediate Municipal Opportunities ETF. We look forward to serving your future investment needs.

The foregoing information reflects our analysis, opinions and portfolio holdings as of September 30, 2019, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, state, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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FRANKLIN LIBERTY INTERMEDIATE MUNICIPAL OPPORTUNITIES ETF

Performance Summary as of September 30, 2019

Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not include brokerage commissions that may be payable on secondary market transactions. The performance tables do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (9/5/17), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV.

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 9/30/191

	Cumulative Total Return[2]		Average Annual Total Return[2]
	Based on NAV[3]	Based on market price[4]	Based on NAV[3]	Based on market price[4]
6-month	+3.81%	+4.01%	+3.81%	+4.01%
1-Year	+8.26%	+8.34%	+8.26%	+8.34%
Since Inception (8/31/17)	+7.32%	+7.44%	+3.45%	+3.51%

	30-Day Standardized Yield[6]		Taxable Equivalent 30-Day Standardized Yield[7]
Distribution Rate[5]	(with fee waiver)	(without fee waiver)	(with fee waiver)	(without fee waiver)
2.09%	1.83%	0.38%	3.09%	0.64%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 6 for Performance Summary footnotes.

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FRANKLIN LIBERTY INTERMEDIATE MUNICIPAL OPPORTUNITIES ETF

PERFORMANCE SUMMARY

Distributions (4/1/19–9/30/19)

Net Investment Income
$0.375540

Total Annual Operating Expenses8

With Fee Waiver	Without Fee Waiver
0.30%	2.15%

All investments involve risks, including possible loss of principal. Because municipal bonds are sensitive to interest-rate movements, the Fund’s yield and share price will fluctuate with market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. The Fund may invest in lower-rated bonds which include higher risk of default and loss of principal. Changes in the credit rating of a bond, or in the credit rating or financial strength of a bond’s issuer, insurer or guarantor, may affect the bond’s value. The Fund may invest a significant part of its assets in municipal securities that finance similar types of projects, such as utilities, hospitals, higher education and transportation. A change that affects one project would likely affect all similar projects, thereby increasing market risk. The Fund’s prospectus also includes a description of the main investment risks.

ETFs trade like stocks, fluctuate in market value and may trade at prices above or below their net asset value. Brokerage commissions and ETF expenses will reduce returns.

1. The Fund has a fee waiver and/or expense reimbursement contractually guaranteed through 7/31/20. Fund investment results reflect the expense reduction; without this reduction, the results would have been lower.

2. Total return calculations represent the cumulative and average annual changes in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

3. Assumes reinvestment of distributions based on net asset value.

4. Assumes reinvestment of distributions based on market price.

5. Distribution rate is based on an annualization of the September dividend and the NAV per share on 9/30/19.

6. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.

7. Taxable equivalent yield assumes the 2019 maximum federal income tax rate of 37.00% plus 3.80% Medicare tax.

8. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

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FRANKLIN LIBERTY INTERMEDIATE MUNICIPAL OPPORTUNITIES ETF

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing Fund costs, including management fees and other Fund expenses. All funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value.” You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 × $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

	Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)

Beginning Account Value 4/1/19	Ending Account Value 9/30/19	Expenses Paid During Period 4/1/19-9/30/19[1,2]	Ending Account Value 9/30/19	Expenses Paid During Period 4/1/19-9/30/19[1,2]	Net Annualized Expense Ratio[2]
$1,000.00	$1,038.10	$1.53	$1,023.50	$1.52	0.30%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 183/366 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements.

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Franklin Liberty Municipal Bond ETF

This semiannual report for Franklin Liberty Municipal Bond ETF covers the period ended September 30, 2019.

Your Fund’s Goal and Main Investments

The Fund seeks to provide a high level of current income that is exempt from federal income taxes, including the federal alternative minimum tax, by investing at least 80% of its net assets in municipal securities that pay interest free from such taxes.1 The Fund seeks to maintain a dollar-weighted average portfolio maturity (the time in which the debt must be repaid) of five to 15 years, and only buys securities rated, at the time of purchase, in one of the top four ratings categories by one or more U.S. nationally recognized rating services (or comparable unrated or short-term rated securities).

Performance Overview

For the six months under review, the Fund posted cumulative total returns of +4.78% based on market price and net asset value (NAV). In comparison, the Bloomberg Barclays Municipal Bond Index posted a +3.74% total return for the same period.2 You can find more of the Fund’s performance data in the Performance Summary beginning on page 10.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Investment Strategy

We select securities that we believe will provide the best balance between risk and return within the Fund’s range of allowable investments and we typically use a buy-and-hold strategy. The Fund is an actively managed exchange-traded fund (ETF) that does not seek to replicate the performance of a specified index.

Credit Quality Composition*

9/30/19

Ratings	% of Total Investments
AAA	23.21%
AA	62.75%
A	11.48%
Not Rated	2.56%

*Securities, except for those labeled Not Rated, are assigned ratings by one or more Nationally Recognized Statistical Credit Rating Organizations (NRSROs), such as Standard & Poor’s, Moody’s and Fitch, that can be considered by the investment manager as part of its independent securities analysis. When ratings from multiple agencies are available, the highest is used, consistent with the portfolio investment process. Ratings reflect an NRSRO’s opinion of an issuer’s creditworthiness and typically range from AAA (highest) to D (lowest). The Below Investment Grade category consists of bonds rated below BBB-. The Refunded category generally consists of refunded bonds secured by US government or other high-quality securities and not rerated by an NRSRO. The Not Rated category consists of ratable securities that have not been rated by an NRSRO. Cash and equivalents are excluded from this composition.

1. Dividends are generally subject to state and local taxes, if any. For investors subject to alternative minimum tax, a small portion of Fund dividends may be taxable. Distributions of capital gains are generally taxable. To avoid imposition of 28% backup withholding on all Fund distributions and redemption proceeds, U.S. investors must be properly certified on Form W-9 and non-U.S. investors on Form W-8BEN.

2. Source: Morningstar.

The index is unmanaged and includes reinvestment of any income or distributions. It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 19.

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FRANKLIN LIBERTY MUNICIPAL BOND ETF

Portfolio Composition

9/30/19

% of Total Investments*
General Obligation Bonds	32.99%
Utilities	24.72%
Tax Supported Debt	11.16%
Higher Education	10.35%
Hospital & Health Care	5.51%
Transportation	4.85%
Housing	4.54%
Other Revenue Bonds	4.36%
Subject to Government Approp.	1.52%

*Does not include cash and cash equivalents.

Manager’s Discussion

During the six-month reporting period, the Fund maintained its average maturity near 13.5 years, on the longer end of the target five- to 15-year range. The municipal yield curve remains positively sloped and we believe focusing on longer maturities provides us with the best opportunities to achieve our objective of maximizing after-tax income for investors. We selectively added high-quality names at attractive spreads as the Fund continued to grow over the six-month period. Security selection was a key contributor to the outperformance versus the benchmark, while being overweight in bonds with maturities between 12 and 17 years also contributed positively to relative performance. We will continue to look for opportunities to add high quality names at attractive prices with a focus on the 12- to 17-year portion of the yield curve. The Fund does not use leverage or derivatives. We believe our consistent, disciplined strategy can help our investors achieve high, tax-free income over the long term.

What is the yield curve?

A yield curve is a line that plots the yield to maturity of bonds having equal credit quality against their maturity dates.

Typically, in declining rate environments, our turnover declines as we maintain exposure to securities that are producing income that exceeds their replacement value in the market. However, when rates rise, our turnover increases as opportunities to purchase securities that have the potential to increase income in the portfolio become available.

Thank you for your participation in Franklin Liberty Municipal Bond ETF. We look forward to serving your future investment needs.

The foregoing information reflects our analysis, opinions and portfolio holdings as of September 30, 2019, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, state, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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FRANKLIN LIBERTY MUNICIPAL BOND ETF

Performance Summary as of September 30, 2019

Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not include brokerage commissions that may be payable on secondary market transactions. The performance tables do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (9/5/17), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV.

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 9/30/191

	Cumulative Total Return[2]		Average Annual Total Return[2]
	Based on NAV[3]	Based on market price[4]	Based on NAV[3]	Based on market price[4]
6-month	+4.78%	+4.78%	+4.78%	+4.78%
1-Year	+11.49%	+11.44%	+11.49%	+11.44%
Since Inception (8/31/17)	+9.85%	+9.88%	+4.61%	+4.63%

	30-Day Standardized Yield[6]		Taxable Equivalent 30-Day Standardized Yield[7]
Distribution Rate[5]	(with fee waiver)	(without fee waiver)	(with fee waiver)	(without fee waiver)
1.98%	1.52%	0.84%	2.57%	1.42%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 11 for Performance Summary footnotes.

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FRANKLIN LIBERTY MUNICIPAL BOND ETF

PERFORMANCE SUMMARY

Distributions (4/1/19–9/30/19)

Net Investment Income
$0.300911

Total Annual Operating Expenses8

With Fee Waiver	Without Fee Waiver
0.30%	2.05%

All investments involve risks, including possible loss of principal. Because municipal bonds are sensitive to interest-rate movements, the Fund’s yield and share price will fluctuate with market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Changes in the credit rating of a bond, or in the credit rating or financial strength of a bond’s issuer, insurer or guarantor, may affect the bond’s value. The Fund may invest a significant part of its assets in municipal securities that finance similar types of projects, such as utilities, hospitals, higher education and transportation. A change that affects one project would likely affect all similar projects, thereby increasing market risk. The Fund’s prospectus also includes a description of the main investment risks.

ETFs trade like stocks, fluctuate in market value and may trade at prices above or below their net asset value. Brokerage commissions and ETF expenses will reduce returns.

1. The Fund has a fee waiver and/or expense reimbursement contractually guaranteed through 7/31/20. Fund investment results reflect the expense reduction; without this reduction, the results would have been lower.

2. Total return calculations represent the cumulative and average annual changes in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

3. Assumes reinvestment of distributions based on net asset value.

4. Assumes reinvestment of distributions based on market price.

5. Distribution rate is based on an annualization of the September dividend and the NAV per share on 9/30/19.

6. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.

7. Taxable equivalent yield assumes the 2019 maximum federal income tax rate of 37.00% plus 3.80% Medicare tax.

8. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

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FRANKLIN LIBERTY MUNICIPAL BOND ETF

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing Fund costs, including management fees and other Fund expenses. All funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value.” You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

	Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)

Beginning Account Value 4/1/19	Ending Account Value 9/30/19	Expenses Paid During Period 4/1/19-9/30/19[1,2]	Ending Account Value 9/30/19	Expenses Paid During Period 4/1/19-9/30/19[1,2]	Net Annualized Expense Ratio[2]
$1,000.00	$1,047.80	$1.54	$1,023.50	$1.52	0.30%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 183/366 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements.

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FRANKLIN TEMPLETON ETF TRUST

Financial Highlights

Franklin Liberty Intermediate Municipal Opportunities ETF

	Six Months Ended September 30, 2019 (unaudited)	Year Ended March 31,
		2019	2018[a]

Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$24.97	$24.40	$25.00

Income from investment operations[b]:

Net investment income[c]	0.30	0.63	0.22

Net realized and unrealized gains (losses)	0.65	0.57	(0.60)

Total from investment operations	0.95	1.20	(0.38)

Less distributions from net investment income	(0.38)	(0.63)	(0.22)

Net asset value, end of period	$25.54	$24.97	$24.40

Total return[d]	3.81%	4.99%	(1.53)%

Ratios to average net assets[e]

Expenses before waiver and payments by affiliates	1.80%	2.15%	1.71%

Expenses net of waiver and payments by affiliates	0.30%	0.30%	0.30%

Net investment income	2.34%	2.57%	1.55%

Supplemental data

Net assets, end of period (000’s)	$8,940	$7,490	$7,319

Portfolio turnover rate[f]	1.50%	35.63%	17.49%

Portfolio turnover rate excluding portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely or in part for cash[f,g]	1.50%	—%	—%

aFor the period August 31, 2017 (commencement of operations) to March 31, 2018.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return is not annualized for periods less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.

eRatios are annualized for periods less than one year.

fPortfolio turnover rate excludes the value of portfolio securities received or delivered as a result of processing capital share transactions in Creation Units, if any.

gEffective September 30, 2019.

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FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, September 30, 2019 (unaudited)

Franklin Liberty Intermediate Municipal Opportunities ETF

		Principal Amount	Value
	Municipal Bonds 102.0%
	Alaska 1.9%
	Matanuska-Susitna Borough Lease Revenue, Goose Creek Correctional Center Project, Refunding, 4.00%, 9/01/30	150,000	$166,101

	Arizona 3.7%
	Arizona IDA Hospital Revenue, Phoenix Children’s Hospital, Refunding, Series A, Daily VRDN and Put, 1.77%, 2/01/48	100,000	100,000
	La Paz County IDA Education Facility Lease Revenue, Chartere School Solutions-Harmony Public Schools Project, Series A, 5.00%, 2/15/28	100,000	115,412
	Phoenix Civic Improvement Corp. Wastewater System Revenue, junior lien, Series A, 5.00%, 7/01/25	100,000	120,107

			335,519

	California 6.5%
	California School Finance Authority Charter School Revenue, Summit Public Schools-Obligated Group, 5.00%, 6/01/27	100,000	121,478
	California Statewide CDA Revenue, California Baptist University, Refunding, Series A, 3.00%, 11/01/22	100,000	101,472
	California Statewide CDA Special Tax Revenue, CFD No. 2015-01, Improvement Area No. 2, University District, 5.00%, 9/01/27	100,000	113,835
	Orange County CFD No. 2017-1 Special Tax, Esencia Village Improvement Area No. 1, Series A, 5.00%, 8/15/28	100,000	123,902
	Perris Joint Powers Authority Local Agency Revenue, CFD No. 2001-1, Improvement Area Nos. 4 and 5, CFD No. 2005-1, Improvement Area 4, Refunding, Series B, 5.00%, 9/01/25	100,000	117,743

			578,430

	Colorado 5.0%
a	Colorado State Health Facilities Authority Hospital Revenue, Christian Living Communities, Refunding and Improvement, 4.00%, 1/01/29	100,000	112,930
	Regional Transportation District Sales Tax Revenue, Fastracks Project, Refunding, Series A, 5.00%, 11/01/27	100,000	127,194
	Southglenn Metropolitan District Special Revenue, In the City of Centennial Colorado, Refunding, 5.00%, 12/01/30	100,000	106,487
	Southlands Metropolitan District No. 1 GO, Aurora, Arapahoe County, Refunding, Series A-1, 3.50%, 12/01/27	100,000	105,143

			451,754

	Connecticut 1.1%
	Connecticut State Health and Educational Facilities Authority Revenue, Yale University Issue, Series V-2, Daily VRDN and Put, 1.45%, 7/01/36	100,000	100,000

	Delaware 1.3%
	Kent County Student Housing and Dining Facility Revenue, CHF-Dover LLC-Delaware State University Project, Series A, 5.00%, 7/01/29	100,000	115,937

	Florida 4.4%
	Jacksonville Health Care Facilities Revenue, Brooks Rehabilitation, Genesis Health Inc. Obligated Group, Refunding, 5.00%, 11/01/27	100,000	121,988
	Miami Health Facilities Authority Revenue, Miami Jewish Health Systems Inc. Project, Refunding, 5.00%, 7/01/28	150,000	176,201
	St. Lucie County PCR, Florida Power and Light Co. Project, Refunding, Daily VRDN and Put, 1.79%, 9/01/28	100,000	100,000

			398,189

	Georgia 1.4%
	Main Street Natural Gas Inc. Gas Supply Revenue, Series A, 5.00%, 5/15/29	100,000	124,107

	Illinois 6.4%
	Hillside Tax Increment Revenue, Cook County, Refunding, 5.00%, 1/01/24	100,000	104,004
	Illinois State Finance Authority MFHR, Better Housing Foundation Blue Station Project, Series A-1, 4.25%, 12/01/28	100,000	98,874
	[b]Better Housing Foundation ERNST Portfolio Project, Series A-1, 4.375%, 12/01/28	100,000	35,000

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Liberty Intermediate Municipal Opportunities ETF (continued)

	Principal Amount	Value
Municipal Bonds (continued)
Illinois (continued)
Railsplitter Tobacco Settlement Authority Revenue, 5.00%, 6/01/27	100,000	$120,518
Southwestern Illinois Development Authority Revenue, Capital Appreciation, Local Government Program, AGMC Insured, zero cpn., 12/01/24	245,000	218,212

		576,608

Kentucky 3.4%
Berea Educational Facilities Revenue, Berea College Project, Series B, Daily VRDN and Put, 1.46%, 6/01/29	100,000	100,000
Louisville/Jefferson County Metro Government Health System Revenue, Norton Healthcare Inc., Series B, Daily VRDN and Put, 1.75%, 10/01/39	100,000	100,000
Louisville/Jefferson County Metro Government Revenue, College, Bellarmine University Project, Refunding and Improvement, Series A, 4.00%, 5/01/29	100,000	104,572

		304,572

Louisiana 1.3%
Louisiana Local Government Environmental Facilities and CDA Revenue, Student Housing, Provident Group – ULM Properties LLC – University of Louisiana at Monroe Project, Series A, 5.00%, 7/01/29	100,000	114,515

Maryland 2.7%
Maryland EDC Revenue, Economic Development, Transportation Facilities Project, Refunding, Series A, 5.00%, 6/01/27	100,000	121,716
Montgomery County GO, Consolidated Public Improvement, Refunding, Series A, 5.00%, 11/01/24	100,000	118,274

		239,990

Massachusetts 1.3%
Massachusetts State Development Finance Agency Revenue, Foxborough Regional Charter, Series B, 5.00%, 7/01/27	100,000	113,864

Michigan 2.3%
Grand Rapids EDC, EDR, Beacon Hill Eastgate Project, Refunding, Series A, 4.00%, 11/01/27	100,000	106,094
University of Michigan Revenue, Regents, General, Series D-1, Daily VRDN and Put, 1.72%, 12/01/24	100,000	100,000

		206,094

Minnesota 5.6%
Eagan GO, Series A, 4.00%, 2/01/26	100,000	115,425
Mille Lacs County GO, Capital Improvement Plan, Series A, 3.00%, 2/01/24	135,000	144,007
Northern Municipal Power Agency Electric System Revenue, Refunding, 5.00%, 1/01/36	100,000	118,754
St. Louis Park Public Schools ISD No. 283 GO, School Building, Minnesota School District Credit Enhancement Program, Series A, 5.00%, 2/01/25	100,000	118,842

		497,028

Missouri 2.4%
Missouri State Health and Educational Facilities Authority Educational Facilities Revenue, The Washington University, Series B, Daily VRDN and Put, 1.45%, 2/15/33	100,000	100,000
St. Louis County IDA Senior Living Facilities Revenue, Friendship Village, St. Louis Obligated Group, Refunding, 5.00%, 9/01/27	100,000	119,512

		219,512

Montana 1.3%
Cascade County High School District No. 1 Great Falls GO, School Building, 5.00%, 7/01/25	100,000	119,191

Nevada 3.9%
Carson City Hospital Revenue, Carson Tahoe Regional Healthcare Project, Refunding, Series A, 5.00%, 9/01/28	100,000	121,529
Las Vegas Special ID No. 812 Special Assessment, Local Improvement, Summerlin Village 24, 4.00%, 12/01/22	100,000	104,272
Washoe County School District GO, School Improvement, Series C, 5.00%, 10/01/26	100,000	122,604

		348,405

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Liberty Intermediate Municipal Opportunities ETF (continued)

	Principal Amount	Value
Municipal Bonds (continued)
New Hampshire 1.4%
New Hampshire State Health and Education Facilities Authority Revenue, University System of New Hampshire Issue, Refunding, Series A, 5.00%, 7/01/27	100,000	$125,750

New Jersey 1.2%
Pinelands Regional School District GO, Refunding, AGMC Insured, 3.00%, 8/01/27	100,000	107,931

New York 4.8%
MTA Revenue, Transportation, Green Bonds, Climate Bond Certified, Refunding, Series B, 5.00%, 11/15/28	100,000	128,068
New York City Transitional Finance Authority Revenue, Future Tax Secured, Subordinate, Subseries B-5, Daily VRDN and Put, 1.75%, 8/01/42	100,000	100,000
Syracuse IDA Civic Facility Revenue, Syracuse University Project, Series A-1, Daily VRDN and Put, 1.75%, 7/01/37	100,000	100,000
Triborough Bridge and Tunnel Authority Revenue, General, MTA Bridges and Tunnels, Refunding, Subseries B-2, Daily VRDN and Put, 1.74%, 1/01/32	100,000	100,000

		428,068

North Carolina 2.4%
North Carolina State Medical Care Commission Retirement Facilities Revenue, The United Methodist Retirement Homes, first mortgage, Refunding, Series A, 5.00%, 10/01/27	100,000	114,021
The Charlotte-Mecklenburg Hospital Authority Revenue, Carolinas HealthCare System, Refunding, Series B, Daily VRDN and Put, 1.77%, 1/15/38	100,000	100,000

		214,021

Ohio 2.6%
Franklin County Hospital Facilities Revenue, Nationwide Children’s Hospital Project, Refunding, Series A, 5.00%, 11/01/28	100,000	126,134
Ohio State Air Quality Development Authority Exempt Facilities Revenue, Pratt Paper LLC Project, 3.75%, 1/15/28	100,000	108,520

		234,654

Oregon 2.5%
Oregon State Facilities Authority Revenue, PeaceHealth, Refunding, Series B, Daily VRDN and Put, 1.72%, 8/01/34	100,000	100,000
Portland Community College District GO, Multnomah Washington Yamhill Clackamas and Columbia Counties, Refunding, 5.00%, 6/15/25	100,000	120,326

		220,326

Pennsylvania 7.4%
Allegheny County Higher Education Building Authority University Revenue, Robert Morris University, UPMC Events Center Project, 5.00%, 10/15/26	100,000	113,540
Allentown Neighborhood Improvement Zone Development Authority Tax Revenue, City Center Project, 5.00%, 5/01/28	100,000	118,199
Franklin County IDAR, Menno Haven Inc. Project, Refunding, 5.00%, 12/01/28	100,000	113,307
Pennsylvania State Economic Development Financing Authority Revenue, UPMC, Refunding, Series A, 3.375%, 11/15/33	125,000	131,921
Pennsylvania State GO, First Series, Refunding, 5.00%, 1/01/26	150,000	180,798

		657,765

Tennessee 3.6%
Lawrenceburg GO, Refunding, 2.50%, 6/01/27	100,000	103,309
Metropolitan Government of Nashville and Davidson County GO, Improvement, Refunding, 4.00%, 7/01/29	100,000	117,409
Shelby County Health Educational and Housing Facility Board Revenue, Methodist Le Bonheur Healthcare, Refunding, Series A, AGMC Insured, Daily VRDN and Put, 1.73%, 6/01/42	100,000	100,000

		320,718

Texas 3.9%
Cedar Park GO, Williamson and Travis Counties, Refunding and Improvement, 5.00%, 2/15/24	100,000	115,037
Garland GO, Dallas Collin and Rockwall Counties, Refunding, 5.00%, 2/15/27	100,000	125,016

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Liberty Intermediate Municipal Opportunities ETF (continued)

		Principal Amount	Value
	Municipal Bonds (continued)
	Texas (continued)
	New Hope Cultural Education Facilities Finance Corp. Student Housing Revenue, CHF-Collegiate Housing Island Campus LLC, Series A, 5.00%, 4/01/29	100,000	$106,289

			346,342

	Utah 2.4%
	Provo GO, Refunding, 4.00%, 1/01/23	100,000	108,811
	Utah State Building Ownership Authority Lease Revenue, State Facilities Master Lease Program, 2.50%, 5/15/27	100,000	104,133

			212,944

	Vermont 1.3%
	Vermont State Public Power Supply Authority Revenue, Swanton Peaking Facility Project, Refunding, Series A, 5.00%, 7/01/28	100,000	119,959

	Virginia 2.4%
	Peninsula Town Center CDA Special Obligation Revenue, Refunding, 4.50%, 9/01/28	100,000	110,803

	Virginia College Building Authority Educational Facilities Revenue, University of Richmond Project, Daily VRDN and Put, 1.73%, 11/01/36	100,000	100,000

			210,803

	Washington 6.7%
	Seattle Drainage and Wastewater System Revenue, Improvement and Refunding, 4.00%, 7/01/28	100,000	118,500
	Skagit County Public Hospital District No. 1 Revenue, Improvement, Skagit Regional Health, Refunding, 5.00%, 12/01/29	100,000	117,197
	Spokane County School District No. 356 Central Valley GO, 5.00%, 12/01/26	100,000	124,738
	University of Washington Revenue, General, Refunding, Series A, 5.00%, 12/01/26	100,000	125,126
a	Washington State Housing Finance Commission Revenue, Nonprofit Housing, Presbyterian Retirement Communities Northwest Project, Refunding, Series A, 5.00%, 1/01/34	100,000	111,959

			597,520

	Wisconsin 3.5%
	Brookfield GO, Waukesha County, Refunding, 3.00%, 12/01/25	115,000	124,778
	PFA Retirement Facilities Revenue, Whitestone Retirement Facilities, first mortgage, Refunding, 4.00%, 3/01/27	80,000	85,776
	Wisconsin Health and Educational Facilities Authority Revenue, St. Johns Communities Inc. Project, Series A, 4.00%, 9/15/27	100,000	104,880

			315,434

	Total Investments (Cost $8,811,905) 102.0%		9,122,051
	Other Assets, less Liabilities (2.0)%		(181,864)

	Net Assets 100.0%		$8,940,187

See Abbreviations on page 32.

aSecurity purchased on a when-issued basis. See Note 1(b)

bSee Note 6 regarding defaulted securities.

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FRANKLIN TEMPLETON ETF TRUST

Financial Highlights

Franklin Liberty Municipal Bond ETF

	Six Months Ended September 30, 2019 (unaudited)	Year Ended March 31,
		2019	2018[a]

Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$25.20	$24.34	$25.00

Income from investment operations[b]:

Net investment income[c]	0.20	0.67	0.30

Net realized and unrealized gains (losses)	1.00	0.85	(0.66)

Total from investment operations	1.20	1.52	(0.36)

Less distributions from net investment income	(0.30)	(0.66)	(0.30)

Net asset value, end of period	$26.10	$25.20	$24.34

Total return[d]	4.78%	6.38%	(1.45)%

Ratios to average net assets[e]

Expenses before waiver and payments by affiliates	1.21%	2.05%	1.71%

Expenses net of waiver and payments by affiliates	0.30%	0.30%	0.30%

Net investment income	1.53%	2.74%	2.11%

Supplemental data

Net assets, end of period (000’s)	$27,403	$8,820	$7,302

Portfolio turnover rate[f]	8.45%	21.21%	5.00%

Portfolio turnover rate excluding portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely or in part for cash[f,g]	8.45%	—%	—%

aFor the period August 31, 2017 (commencement of operations) to March 31, 2018.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return is not annualized for periods less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.

eRatios are annualized for periods less than one year.

fPortfolio turnover rate excludes the value of portfolio securities received or delivered as a result of processing capital share transactions in Creation Units, if any.

gEffective September 30, 2019.

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FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, September 30, 2019 (unaudited)

Franklin Liberty Municipal Bond ETF

	Principal Amount	Value
Municipal Bonds 99.5%
Alabama 1.2%
Huntsville GO, wts., Series A, 5.00%, 5/01/37	250,000	$317,743

Alaska 0.6%
Matanuska-Susitna Borough Lease Revenue, Goose Creek Correctional Center Project, Refunding, 4.00%, 9/01/30	150,000	166,101

Arizona 1.7%
Phoenix Civic Improvement Corp. Wastewater System Revenue, junior lien, Series A, 5.00%, 7/01/25	100,000	120,107
Salt River Project Agricultural Improvement and Power District Electric System Revenue, Salt River Project, Refunding, Series A, 5.00%, 1/01/39	170,000	210,276
Scottsdale Municipal Property Corp. Excise Tax Revenue, Refunding, 5.00%, 7/01/34	100,000	137,014

		467,397

California 5.3%
Burbank RDA Successor Agency Tax Allocation Revenue, Los Angeles County, Refunding, 3.00%, 12/01/32	100,000	105,682
California State GO, Various Purpose, 3.00%, 10/01/37	700,000	734,230
Clovis USD, GO, Capital Appreciation, Refunding, zero cpn., 8/01/35	200,000	120,422
Konocti USD, GO, Capital Appreciation, Election of 2004, Series C, AGMC Insured, zero cpn., 8/01/28	150,000	121,675
Perris Joint Powers Authority Local Agency Revenue, CFD No. 2001-1, Improvement Area Nos. 4 and 5, CFD No. 2005-1, Improvement Area 4, Refunding, Series B, 5.00%, 9/01/37	100,000	118,141
South Tahoe Joint Powers Financing Authority Lease Revenue, Redevelopment Project Area No. 1, Series A, BAM Insured, 5.00%, 10/01/30	100,000	122,835
University of California Revenue, Limited Project, Series M, 5.00%, 5/15/34	100,000	124,828

		1,447,813

Colorado 2.8%
Adams and Weld Counties School District No. 27J Brighton GO, The City and County of Broomfield, 5.00%, 12/01/42	100,000	122,121
Cherry Creek School District No. 5 GO, Arapahoe County, Refunding, Series C, 5.00%, 12/15/35	100,000	124,855
Colorado Springs Utilities System Revenue, Refunding, Series A, 4.00%, 11/15/33	100,000	114,488
Colorado State Board of Governors University Enterprise System Revenue, Refunding, Series A, 4.00%, 3/01/35	100,000	114,206
Colorado Water Resources and Power Development Authority State Revolving Fund Revenue, Series A, 4.00%, 9/01/31	150,000	180,733
Greeley Water Revenue, Water Enterprise, 4.00%, 8/01/31	100,000	117,744

		774,147

Connecticut 1.3%
Connecticut State Health and Educational Facilities Authority Revenue, Yale New Haven Health Issue, Series B, 1.80%, 7/01/49	225,000	227,808
Connecticut State Special Tax Obligation Revenue, Series A, 5.00%, 8/01/31	100,000	117,841

		345,649

Delaware 1.2%
University of Delaware Revenue, 5.00%, 11/01/37	250,000	317,883

Florida 7.7%
Fort Myers Utility System Revenue, Refunding, Series A, 4.00%, 10/01/34	500,000	577,050
Gainesville Utilities System Revenue, Series A, 5.00%, 10/01/36	100,000	123,541
Miami-Dade County Transit System Sales Surtax Revenue, Refunding, 4.00%, 7/01/36	600,000	694,014
Pasco County GO, Fire-Rescue Projects Improvements, Series B, 5.00%, 10/01/36	455,000	581,294
Sarasota County Utility System Revenue, Refunding, Series A, 5.00%, 10/01/34	100,000	127,615

		2,103,514

Georgia 3.2%
Atlanta Airport Revenue, General, Series A, 5.00%, 7/01/34	175,000	224,135
Coweta County Water and Sewage Authority Revenue, Refunding, 4.00%, 6/01/35	100,000	115,348

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Liberty Municipal Bond ETF (continued)

	Principal Amount	Value
Municipal Bonds (continued)
Georgia (continued)
Main Street Natural Gas Inc. Gas Supply Revenue,
Sub-series B, Monthly VRDN and Put, 2.15%, 4/01/48	425,000	$427,686
Series A, 4.00%, 4/01/48	100,000	108,198

		875,367

Illinois 1.1%
Illinois State Finance Authority Revenue, Field Museum of Natural History, Refunding, Mandatory Put 9/01/22, 2.141%, 11/01/34	300,000	300,123

Indiana 1.1%
East Allen Multi School Building Corp. Revenue, Allen County, Ad Valorem Property Tax, first mortgage, 5.00%, 1/15/38	250,000	298,358

Kansas 0.4%
Douglas County USD No. 497 GO, Series A, 3.50%, 9/01/32	100,000	109,043

Louisiana 0.6%
Louisiana GO, Series B, 4.00%, 10/01/34	155,000	175,472

Maine 2.5%
Maine Municipal Bond Bank Revenue, Series C, 5.00%, 11/01/31	100,000	125,509
Maine State Housing Authority Mortgage Purchase Revenue, Series F, 3.85%, 11/15/33	500,000	550,270

		675,779

Maryland 0.9%
Maryland State GO, State and Local Facilities Loan, First Series, 5.00%, 3/15/32	100,000	129,353
Prince George’s County GO, Consolidated Public Improvement, Series A, 3.00%, 9/15/32	100,000	105,523

		234,876

Massachusetts 3.6%
Braintree GO, municipal Purpose Loan of 2019, Refunding, 4.00%, 6/01/32	250,000	294,922
Massachusetts Bay Transportation Authority Sales Tax Revenue, Sustainability Bonds, Subordinate, Series A, Subseries A-1, 5.00%, 7/01/33	100,000	123,685
Massachusetts State Development Finance Agency Revenue, Worcester Polytechnic Institute Issue, 4.00%, 9/01/44	400,000	447,336
University of Massachusetts Building Authority Revenue, Refunding, Senior Series A-1, 5.00%, 5/01/31	100,000	130,176

		996,119

Michigan 1.0%
Lansing Board of Water and Light Utility System Revenue, Series A, 5.00%, 7/01/35	225,000	284,526

Minnesota 3.5%
Center City Health Care Facilities Revenue, Hazelden Betty Ford Foundation Project, Refunding, 4.00%, 11/01/34	125,000	141,436
Minnesota State HFAR, State Appropriation Bonds, Housing Infrastructure, Series C, 4.00%, 8/01/34	250,000	287,115
Minnesota State Higher Education Facilities Authority Revenue, Macalester College, Refunding, 3.00%, 3/01/35	150,000	156,323
Northern Municipal Power Agency Electric System Revenue, Refunding, 5.00%, 1/01/36	100,000	118,754
Southern Minnesota Municipal Power Agency Power Supply System Revenue, Series A, 5.00%, 1/01/31	100,000	125,360
University of Minnesota GO, Series A, 5.00%, 9/01/42	100,000	122,197

		951,185

Missouri 2.5%
Missouri State Health and Educational Facilities Authority Health Facilities Revenue, St. Luke’s Episcopal-Presbyterian Hospitals, 4.00%, 12/01/35	510,000	580,737
Platte County School District Park Hill GO, Direct Deposit Program, 3.00%, 3/01/33	100,000	103,899

		684,636

Montana 0.4%
Cascade County High School District No. 1 Great Falls GO, School Building, 5.00%, 7/01/25	100,000	119,191

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Liberty Municipal Bond ETF (continued)

	Principal Amount	Value
Municipal Bonds (continued)
Nevada 2.5%
Clark County School District GO, Building, Refunding, Series A, 5.00%, 6/15/26	100,000	$121,743
Las Vegas GO, Limited Tax, Various Purpose, Refunding, Series C, 4.00%, 6/01/32	500,000	572,435

		694,178

New Hampshire 0.5%
New Hampshire State Health and Education Facilities Authority Revenue, University System of New Hampshire Issue, Refunding, Series A, 5.00%, 7/01/27	100,000	125,750

New Jersey 2.9%
New Jersey State Transportation Trust Fund Authority Revenue, Transportation System, Capital Appreciation, Series C, AGMC Insured, zero cpn., 12/15/29	870,000	675,372
Pinelands Regional School District GO, Refunding, AGMC Insured, 3.00%, 8/01/27	100,000	107,931

		783,303

New Mexico 0.4%
Santa Fe Net Wastewater Utility System/ Environmental Services Gross Receipts Tax Improvement Revenue, Climate Bond Certified, Green Bonds, BAM Insured, 4.00%, 6/01/35	100,000	114,246

New York 8.6%
Long Island Power Authority Electric System Revenue, General, Series A, 5.00%, 9/01/28	600,000	769,410
MTA Revenue, Transportation, Green Bonds, Climate Bond Certified, Refunding, Series B, 5.00%, 11/15/28	100,000	128,068
New York City GO, Fiscal 2018, Series B, Subseries B-1, 4.00%, 10/01/36	100,000	113,895
New York City Transitional Finance Authority Revenue, Future Tax Secured, Subordinate, Fiscal 2018, Series B, Subseries B-1, 5.00%, 8/01/34	100,000	122,997
New York State Dormitory Authority Revenues,
[a] Non-State Supported Debt, Rochester Institute of Technology, Series A, 5.00%, 7/01/39	300,000	374,412
Non-State Supported Debt, School Districts, Financing Program, Refunding, Series G, BAM Insured, 3.00%, 10/01/33	100,000	104,802
New York State Dormitory Authority Sales Tax Revenue, Series A, 5.00%, 3/15/33	600,000	749,778

		2,363,362

North Carolina 0.8%
University of North Carolina at Charlotte Revenue, General, Board of Governors, Refunding, 4.00%, 10/01/34	100,000	113,601
Winston-Salem City Water and Sewer System Revenue, 4.00%, 6/01/33	100,000	114,920

		228,521

Ohio 6.7%
Columbus GO, Series A, 3.00%, 4/01/28	100,000	109,576
Franklin County Hospital Facilities Revenue, Nationwide Children’s Hospital Project, Refunding, Series A, 3.125%, 11/01/33	50,000	52,529
Franklin County Sales Tax Revenue, Various Purpose, 5.00%, 6/01/43	450,000	555,066
Hudson City School District GO, School Improvement, 4.00%, 12/01/31	100,000	112,798
Licking Heights Local School District GO, School Facilities Construction and Improvement, Series B, 5.00%, 10/01/30	100,000	122,752
Northeast Regional Sewer District Revenue,
Wastewater Improvement, Refunding, 3.00%, 11/15/35	500,000	529,910
Wastewater Improvement, Refunding, 4.00%, 11/15/34	100,000	115,373
Ohio State GO, Highway Capital Improvements, Full Faith and Credit/Highway User Receipts, Series S, 5.00%, 5/01/23	100,000	113,173
Ohio State Water Development Authority Revenue, Community Assistance, Refunding, 4.00%, 12/01/30	100,000	123,555

		1,834,732

Oklahoma 2.5%
Oklahoma City GO, 4.00%, 3/01/33	500,000	575,585
Tulsa Metropolitan Utility Authority Revenue, Refunding, Series A, 5.00%, 4/01/26	100,000	122,527

		698,112

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Liberty Municipal Bond ETF (continued)

		Principal Amount	Value
	Municipal Bonds (continued)
	Oregon 5.6%
	Deschutes County Administrative School District No. 1 GO, Bend-La Pine, 5.00%, 6/15/30	400,000	$523,896
	Oregon State Housing and Community Services Department Mortgage Revenue, Series D, 3.15%, 7/01/32	95,000	100,303
	Portland Community College District GO, Multnomah Washington Yamhill Clackamas and Columbia Counties, Refunding, 5.00%, 6/15/25	100,000	120,326
	Salem-Keizer School District No. 24J GO, Marion and Polk Counties, 5.00%, 6/15/36	500,000	628,660
	Washington County GO, Full Faith and Credit Obligations, Series B, 5.00%, 3/01/25	125,000	149,334

			1,522,519

	Pennsylvania 1.6%
	Pennsylvania State Economic Development Financing Authority Revenue, UPMC, Refunding, Series A, 3.375%, 11/15/33	125,000	131,921
	Pennsylvania State University Revenue, Series A, 5.00%, 9/01/38	250,000	316,518

			448,439

	Tennessee 4.6%
	Chattanooga Health Educational and Housing Facility Board Revenue, Commonspirit Health, Refunding, Series A-1, 5.00%, 8/01/25	350,000	411,663
	Kingsport GO, Series B, 3.00%, 3/01/35	130,000	133,561
	Lawrenceburg GO, Refunding, 2.50%, 6/01/27	100,000	103,309
	Metropolitan Government of Nashville and Davidson County GO, Improvement, Refunding, 4.00%, 7/01/29	100,000	117,409
	Metropolitan Government of Nashville and Davidson County Water and Sewer Revenue, Green Bonds, Subordinate, Refunding, Series A, 5.00%, 7/01/36	100,000	122,680
	Tennessee HDA Residential Finance Program Revenue, Issue 2019-2, Refunding, 1.95%, 1/01/26	250,000	252,947
	Tennessee State School Bond Authority Revenue, Higher Educational Facilities Second Program, Series A, 5.00%, 11/01/37	100,000	123,809

			1,265,378

	Texas 6.5%
	El Paso Water and Sewer Revenue, Refunding and Improvement, 4.00%, 3/01/33	100,000	113,852
	Fort Worth Water and Sewer Revenue, System, 5.00%, 2/15/32	250,000	313,168
a	Lamar Consolidated ISD, GO, Fort Bend County, School House, PSF Guarantee, 4.00%, 2/15/30	600,000	719,148
	Pflugerville ISD, GO, Series A, PSF Guarantee, 5.00%, 2/15/29	220,000	280,504
	Round Rock Utility Revenue, Refunding, 2.75%, 8/01/29	100,000	105,448
	Texas A&M University System Board of Regents Revenue, Financing System, Refunding, Series C, 5.00%, 5/15/33	100,000	123,348
	Texas State Water Development Board Revenue, State Water Implementation Fund, Master Trust, Series A, 4.00%, 10/15/33	100,000	115,100

			1,770,568

	Utah 2.8%
	Provo GO, Refunding, 4.00%, 1/01/23	100,000	108,811
	South Jordan Sales Tax Revenue, Refunding, 5.00%, 8/15/38	250,000	317,305
	Utah State Building Ownership Authority Lease Revenue, State Facilities Master Lease Program, 2.50%, 5/15/27	100,000	104,133
	Utah State Water Finance Agency Revenue, Loan Financing Program, Series B, 5.00%, 3/01/38	200,000	251,666

			781,915

	Virginia 3.7%
	Arlington County GO, Public Improvement, 4.00%, 6/15/35	500,000	591,780
	Henrico County Water and Sewer System Revenue, Refunding, 4.00%, 5/01/32	250,000	299,380
	Virginia College Building Authority Educational Facilities Revenue, Public Higher Education Financing Program, Series A, 5.00%, 9/01/32	100,000	127,889

			1,019,049

	Washington 6.8%
	Cascase Schol District No. 228 GO, Chelan County, 5.00%, 12/01/35	455,000	544,953
	King and Snohomish Counties School District No 417 Northshore GO, 5.00%, 12/01/31	100,000	126,728

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Liberty Municipal Bond ETF (continued)

	Principal Amount	Value
Municipal Bonds (continued)
Washington (continued)
Seattle Drainage and Wastewater Revenue, Refunding, 4.00%, 4/01/31	125,000	$142,478
Seattle Municipal Light and Power Revenue, Improvement and Refunding, Series C, 4.00%, 9/01/35	700,000	798,945
Spokane County School District No. 356 Central Valley GO, 5.00%, 12/01/26	100,000	124,738
Washington Health Care Facilities Authority Revenue, MultiCare Health System, Refunding, Series B, 5.00%, 8/15/29	100,000	125,750

		1,863,592

Wisconsin 0.4%
Brookfield GO, Waukesha County, Refunding, 3.00%, 12/01/25	100,000	108,503

Total Investments (Cost $26,612,575) 99.5%		27,267,089
Other Assets, less Liabilities 0.5%		135,928

Net Assets 100.0%		$27,403,017

See Abbreviations on page 32.

aSecurity purchased on a when-issued basis. See Note 1(b)

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FRANKLIN TEMPLETON ETF TRUST

FINANCIAL STATEMENTS

Statements of Assets and Liabilities

September 30, 2019 (unaudited)

	Franklin Liberty Intermediate Municipal Opportunities ETF	Franklin Liberty Municipal Bond ETF
Assets:
Investments in securities:
Cost – Unaffiliated issuers	$8,811,905	$26,612,575

Value – Unaffiliated issuers	$9,122,051	$27,267,089
Cash	17,348	1,103,333
Receivables:
Interest	80,815	203,917
Affiliates	5,114	1,006

Total assets	9,225,328	28,575,345

Liabilities:
Payables:
Investment securities purchased	224,772	1,082,244
Transfer agent fees	7,799	7,799
Trustees’ fees and expenses	72	—
Distributions to shareholders	15,540	45,151
Custodian fees	619	619
Professional fees	18,458	18,613
Registration and filing fees	4,985	5,007
Accrued expenses and other liabilities	12,896	12,895

Total liabilities	285,141	1,172,328

Net assets, at value	$8,940,187	$27,403,017

Net assets consist of:
Paid-in capital	$8,773,821	$26,909,037
Total distributable earnings (loss)	166,366	493,980

Net assets, at value	$8,940,187	$27,403,017

Shares outstanding	350,000	1,050,000

Net asset value per share	$25.54	$26.10

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FRANKLIN TEMPLETON ETF TRUST

FINANCIAL STATEMENTS

Statements of Operations

for the period ended September 30, 2019 (unaudited)

	Franklin Liberty Intermediate Municipal Opportunities ETF	Franklin Liberty Municipal Bond ETF
Investment income:
Interest:
Unaffiliated issuers	101,603	142,993

Total investment income	101,603	142,993

Expenses:
Management fees (Note 3a)	24,029	48,734
Transfer agent fees	7,799	7,799
Custodian fees	619	619
Reports to shareholders	3,188	3,301
Registration and filing fees	4,105	4,105
Professional fees	21,088	21,221
Trustees’ fees and expenses	450	552
Other	7,858	7,857

Total expenses	69,136	94,188
Expenses waived/paid by affiliates (Note 3c)	(57,602)	(70,796)

Net expenses	11,534	23,392

Net investment income	90,069	119,601

Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers	1,585	(6,557)

Net realized gain (loss)	1,585	(6,557)

Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers	199,790	501,486

Net change in unrealized appreciation (depreciation)	199,790	501,486

Net realized and unrealized gain (loss)	201,375	494,929

Net increase (decrease) in net assets resulting from operations	$291,444	$614,530

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FRANKLIN TEMPLETON ETF TRUST

FINANCIAL STATEMENTS

Statements of Changes in Net Assets

	Franklin Liberty Intermediate Municipal Opportunities ETF		Franklin Liberty Municipal Bond ETF

	Six Months Ended September 30, 2019 (unaudited)	Year Ended March 31, 2019	Six Months Ended September 30, 2019 (unaudited)	Year Ended March 31, 2019
Increase (decrease) in net assets:
Operations:
Net investment income	$90,069	$187,936	$119,601	$200,879
Net realized gain (loss)	1,585	(95,411)	(6,557)	(68,214)
Net change in unrealized appreciation (depreciation)	199,790	266,104	501,486	339,144

Net increase (decrease) in net assets resulting from operations	291,444	358,629	614,530	471,809

Distributions to shareholders	(114,882)	(187,559)	(193,469)	(200,714)

Capital share transactions: (Note 2)	1,273,821	—	18,162,320	1,246,717

Net increase (decrease) in net assets	1,450,383	171,070	18,583,381	1,517,812
Net assets:
Beginning of period	7,489,804	7,318,734	8,819,636	7,301,824

End of period	$8,940,187	$7,489,804	$27,403,017	$8,819,636

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FRANKLIN TEMPLETON ETF TRUST

Notes to Financial Statements (unaudited)

1. Organization and Significant Accounting Policies

Franklin Templeton ETF Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of thirty-nine separate funds, two of which are included in this report (Funds) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP). Each of the Funds are an exchange traded fund (ETF) and are actively managed, thus they are not designed to track an index.

The following summarizes the Fund’s significant accounting policies.

a. Financial Instrument Valuation

The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Funds calculate the net asset value (NAV) per share as of 4 p.m. Eastern time each day the New York Stock Exchange (NYSE) is open for trading. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Funds’ administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Funds may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Debt securities generally trade in the over-the-counter (OTC) market rather than on a securities exchange. The Funds’ pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.

The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Funds primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

b. Securities Purchased on a When-Issued Basis

Certain or all Funds purchase securities on a when-issued basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Funds will generally purchase these securities with the intention of holding the securities, they may sell the securities before the settlement date. Sufficient assets have been segregated for these securities.

c. Income Taxes

It is each Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code. Each Fund intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required.

Each Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based on its technical merits. As of September 30, 2019, each Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and are based on the statute of limitations in each jurisdiction in which the Fund invests.

d. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are

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FRANKLIN TEMPLETON ETF TRUST

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. Organization and Significant Accounting Policies (continued)

d. Security Transactions, Investment Income, Expenses and Distributions (continued)

determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of premium and accretion of discount on debt securities are included in interest income. Distributions to shareholders are recorded on the ex-dividend date. Distributable earnings are determined according to income tax regulations (tax basis) and may differ from earnings recorded in accordance with U.S. GAAP. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Common expenses incurred by the Trust are allocated among the Funds based on the ratio of net assets of each Fund to the combined net assets of the Trust. Certain Fund specific expenses are allocated directly to the Fund that incurred the expense.

e. Insurance

The scheduled payments of interest and principal for each insured municipal security in the Trust are insured by either a new issue insurance policy or a secondary insurance policy. Some municipal securities in the Funds are secured by collateral guaranteed by an agency of the U.S. government. Depending on the type of coverage, premiums for insurance are either added the cost basis of the security or paid by a third party.

Insurance companies typically insure municipal bonds that tend to be of very high quality, with the majority of underlying municipal bonds rated A or better. However, an event involving an insurer could have an adverse effect on the value of the securities insured by that insurance company. There can be no assurance the insurer will be able to fulfill its obligations under the terms of the policy.

f. Accounting Estimates

The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

g. Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Funds, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

2. Shares of Beneficial Interest

Shares of the Funds are issued and redeemed at their respective NAV only in aggregations of a specific number of shares or multiples thereof (Creation Units). Only certain large institutional investors (Authorized Participants) may engage in creation or redemption transactions directly with the Funds. Once created, shares of the Funds generally trade in the secondary market in amounts less than one Creation Unit. The market price of the Funds’ shares will be based on the price in the secondary market which may be at, above or below the most recent NAV. Creation Units may be issued and redeemed in exchange for a designated portfolio of securities and/or cash (which may include cash in lieu of certain securities). For the period ended September 30, 2019, all Creation Unit transactions were made in cash.

Authorized Participants pay a standard transaction fee to the shareholder servicing agent when purchasing or redeeming Creation Units of the Funds regardless of the number of Creation Units that are being created or redeemed on the same day by the Authorized Participant. The standard transaction fee is imposed to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units and is not charged to or paid by the Funds.

In addition, for cash Creation Unit transactions, a variable fee for creation transactions and redemption transactions may be charged to the Authorized Participant to cover certain brokerage, tax, foreign exchange, execution, market impact and other costs and expenses related to the execution of trades. Variable fees, if any, are included in capital share transactions in the Statements of Changes in Net Assets.

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FRANKLIN TEMPLETON ETF TRUST

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

At September 30, 2019, there were an unlimited number of shares authorized (without par value). Transactions in the Funds’ shares were as follows:

	Franklin Liberty Intermediate Municipal Opportunities ETF

	Six Months Ended September 30, 2019		Year Ended March 31, 2019

	Shares	Amount	Shares	Amount
Shares sold	50,000	$1,273,821	200,000	$4,872,980
Shares redeemed	—	—	(200,000)	(4,872,980)

Net increase (decrease)	50,000	$1,273,821	—	$—

	Franklin Liberty Municipal Bond ETF

	Six Months Ended September 30, 2019		Year Ended March 31, 2019

	Shares	Amount	Shares	Amount
Shares sold	750,000	$19,476,759	50,000	$1,246,717
Shares redeemed	(50,000)	(1,314,439)	—	—

Net increase (decrease)	700,000	$18,162,320	50,000	$1,246,717

3. Transactions with Affiliates

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton. Certain officers and trustees of the Funds are also officers and/or directors of the following subsidiaries:

Subsidiary	Affiliation
Franklin Advisers, Inc. (Advisers)	Investment manager
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)	Principal Underwriter

a. Management Fees

The Funds pay an investment management fee to Advisers based on the daily net assets of each of the Funds as follows:

Annualized Fee Rate	Net Assets
0.625%	Up to and including $100 million
0.500%	Over $100 million, up to and including $250 million
0.450%	Over $250 million, up to and including $7.5 billion
0.440%	Over $7.5 billion, up to and including $10 billion
0.430%	Over $10 billion, up to and including $12.5 billion
0.420%	Over $12.5 billion, up to and including $15 billion
0.400%	Over $15 billion, up to and including $17.5 billion
0.380%	Over $17.5 billion, up to and including $20 billion
0.360%	In excess of $20 billion

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FRANKLIN TEMPLETON ETF TRUST

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

3. Transactions with Affiliates (continued)

a. Management Fees (continued)

For the period ended September 30, 2019, each Fund’s gross effective investment management fee rate based on average daily net assets was as follows:

Annualized Fee Rate
Franklin Liberty Intermediate Municipal Opportunities ETF	0.625%
Franklin Liberty Municipal Bond ETF	0.625%

b. Administrative Fees

Under an agreement with Advisers, FT Services provides administrative services to the Funds. The fee is paid by Advisers based on the Funds’ average daily net assets, and is not an additional expense of the Funds.

c. Waiver and Expense Reimbursements

Advisers has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by the Funds so that the expenses (including acquired fund fees and expenses) for each of the Funds does not exceed 0.30%, based on the average net assets (other than certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) until July 31, 2020. Total expenses waived or paid are not subject to recapture subsequent to the Funds’ fiscal year end.

d. Other Affiliated Transactions

At September 30, 2019, the shares of the Funds were owned by the following entities:

Funds	Shares	Percentage of Outstanding Shares[a]

Franklin Liberty Municipal Bond ETF
Franklin Federal Limited-Term Tax-Free Income Fund	715,000	68.1%

aInvestment activities of significant shareholders could have a material impact on the Funds.

4. Income Taxes

For tax purposes, capital losses may be carried over to offset future capital gains, if any. At March 31, 2019, the capital loss carryforwards were as follows:

	Franklin Liberty Intermediate Municipal Opportunities ETF	Franklin Liberty Municipal Bond ETF
Capital loss carryforwards:
Short term	$64,623	$26,801
Long term	57,378	54,878

Total capital loss carryforwards	$122,001	$81,679

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

At September 30, 2019, the cost of investments, net unrealized appreciation (depreciation) and undistributed ordinary income for income tax purposes were as follows:

	Franklin Liberty Intermediate Municipal Opportunities ETF	Franklin Liberty Municipal Bond ETF
Cost of investments	$8,819,762	$26,673,729

Unrealized appreciation	$370,227	$617,668
Unrealized depreciation	(67,939)	(24,307)

Net unrealized appreciation (depreciation)	$302,288	$593,361

5. Investment Transactions

Purchases and sales of investments (excluding short term securities and in-kind transactions, if any) for the period ended September 30, 2019, were as follows:

	Franklin Liberty Intermediate Municipal Opportunities ETF	Franklin Liberty Municipal Bond ETF
Purchases	$1,736,256	$19,459,455
Sales	$114,972	$1,290,495

6. Credit Risk and Defaulted Securities

At September 30, 2019, Franklin Liberty Intermediate Municipal Opportunities ETF and Franklin Liberty Municipal Bond ETF had 7.88% and 2.56% of its portfolio invested in high yield securities, or other securities rated below investment grade and unrated securities, if any. These securities may be more sensitive to economic conditions causing greater price volatility and are potentially subject to a greater risk of loss due to default than higher rated securities.

The Fund may purchase the pre-default or defaulted debt of distressed companies. Distressed companies are financially troubled and could be or are already involved in financial restructuring or bankruptcy. Risks associated with purchasing these securities include the possibility that the bankruptcy or other restructuring process takes longer than expected, or that distributions in restructuring are less than anticipated, either or both of which may result in unfavorable consequences to the Fund. If it becomes probable that the income on debt securities, including those distressed companies, will not be collected, the Fund discontinues accruing income and recognizes an adjustment for uncollectible interest. At September 30, 2019, the aggregate long value of distressed company securities for which interest recognition has been discontinued representing 0.39% of the Fund’s net assets. For information as to specific securities, see the accompanying Statement of Investments.

7. Fair Value Measurements

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:

•	Level 1 – quoted prices in active markets for identical financial instruments
•	Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

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FRANKLIN TEMPLETON ETF TRUST

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

At September 30, 2019, all of the Funds’ investments in financial instruments carried at fair value were valued using Level 2 inputs.

8. Subsequent Events

The Funds have evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

Abbreviations

Selected Portfolio
AGMC	– Assured Guaranty Municipal Corp.
BAM	– Build America Mutual Assurance Co.
CDA	– Community Development Authority/Agency
CFD	– Community Facilities District
EDC	– Economic Development Corp.
EDR	– Economic Development Revenue
GO	– General Obligation
HDA	– Housing Development Authority/Agency
HFAR	– Housing Finance Authority Revenue
ID	– Improvement District
ISD	– Independent School District
IDAR	– Industrial Development Authority Revenue
IDA	– Industrial Development Authority/Agency
MTA	– Metropolitan Transit Authority
MFHR	– Multi-Family Housing Revenue
PCR	– Pollution Control Revenue
PFA	– Public Financing Authority
PSF	– Permanent School Fund
RDA	– Redevelopment Agency/Authority
USD	– Unified/Union School District

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FRANKLIN TEMPLETON ETF TRUST

Shareholder Information

Board Approval of Investment Management Agreements

FRANKLIN TEMPLETON ETF TRUST

Franklin Liberty Intermediate Municipal

Opportunities ETF

Franklin Liberty Municipal Bond ETF

(each a Fund)

At an in-person meeting held on May 29, 2019 (Meeting), the Board of Trustees (Board) of Franklin Templeton ETF Trust (the Trust), including a majority of the trustees who are not “interested persons” as defined in the Investment Company Act of 1940 (Independent Trustees), reviewed and approved the continuance of the investment management agreement between Franklin Advisers, Inc. (Manager) and the Trust, on behalf of each Fund (each a Management Agreement) for an additional one-year period. The Independent Trustees received advice from and met separately with Independent Trustee counsel in considering whether to approve the continuation of each Management Agreement. Although the Management Agreements for the Funds were considered at the same Board meeting, the Board considered the information provided to it about the Funds together and with respect to each Fund separately as the Board deemed appropriate.

In considering the continuation of each Management Agreement, the Board reviewed and considered information provided by the Manager at the Meeting and throughout the year at meetings of the Board and its committees. The Board also reviewed and considered information provided in response to a detailed set of requests for information submitted to the Manager by Independent Trustee counsel on behalf of the Independent Trustees in connection with the annual contract renewal process. In addition, prior to the Meeting, the Independent Trustees held a telephonic contract renewal meeting at which the Independent Trustees conferred amongst themselves and Independent Trustee counsel about contract renewal matters. The Board reviewed and considered all of the factors it deemed relevant in approving the continuance of each Management Agreement, including, but not limited to: (i) the nature, extent and quality of the services provided by the Manager; (ii) the investment performance of each Fund; (iii) the costs of the services provided and profits realized by the Manager and its affiliates from the relationship with each Fund; (iv) the extent to which economies of scale are realized as each Fund grows; and (v) whether fee levels reflect these economies of scale for the benefit of Fund investors.

In approving the continuance of each Management Agreement, the Board, including a majority of the Independent Trustees, determined that the terms of each Management Agreement are fair and reasonable and that the continuance of such Management Agreement is in the best interests of the applicable Fund and its shareholders. While attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s determination.

NATURE, EXTENT AND QUALITY OF SERVICES. The Board reviewed and considered information regarding the nature, extent and quality of investment management services provided by the Manager and its affiliates to the Funds and their shareholders. This information included, among other things, the qualifications, background and experience of the senior management and investment personnel of the Manager; the structure of investment personnel compensation; oversight of third-party service providers; investment performance reports and related financial information for each Fund; reports on expenses; legal and compliance matters; risk controls; pricing and other services provided by the Manager and its affiliates; and management fees charged by the Manager and its affiliates to US funds and other accounts, including management’s explanation of differences among accounts where relevant. The Board noted management’s continuing efforts and expenditures in establishing effective business continuity plans and developing strategies to address areas of heightened concern in the registered fund industry, such as cybersecurity and liquidity risk management. The Board also recognized management’s commitment to facilitating Board oversight of liquidity through the designation of a liquidity/risk administrator and the development of reports that highlight the amount of illiquid investments for each Fund.

The Board also reviewed and considered the benefits provided to Fund shareholders of investing in a fund that is part of the Franklin Templeton family of funds. The Board noted the financial position of Franklin Resources, Inc. (FRI), the Manager’s parent, and its commitment to the registered fund business as evidenced by its continued introduction of new funds, reassessment of the fund offerings in response to the market environment and project initiatives and capital investments relating to the services provided to the Fund by the Franklin Templeton (FT) organization.

Following consideration of such information, the Board was satisfied with the nature, extent and quality of services provided by the Manager and its affiliates to the Funds and their shareholders.

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FRANKLIN TEMPLETON ETF TRUST

SHAREHOLDER INFORMATION

FUND PERFORMANCE. The Board reviewed and considered the performance results of each Fund for various time periods ended February 28, 2019. The Board considered the performance returns for each Fund in comparison to the performance returns of registered funds deemed comparable to the Fund included in a universe (Performance Universe) selected by Broadridge Financial Solutions, Inc. (Broadridge), an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the registered funds included in a Performance Universe. The Board also reviewed and considered Fund performance reports provided and discussions that occurred with portfolio managers at Board meetings throughout the year. The Board noted its ongoing discussions with the Manager about the performance of the Funds to date and the importance of performance to asset growth. Specifically, the Board referenced earlier discussions with management on matters related to, among other things, the strategy behind the overall product line-up, the design and construction of the Manager’s proprietary indices, the comparability of peer data, the nature of the Manager’s research, the potential use of innovative data and technology, and investments in marketing and distribution. A summary of each Fund’s performance results is below.

The Performance Universe for the Franklin Liberty Intermediate Municipal Opportunities ETF included the Fund and all retail and institutional intermediate municipal debt funds. The Performance Universe for the Franklin Liberty Municipal Bond ETF included the Fund and all retail and institutional general and insured municipal debt funds. The Funds commenced operations on August 31, 2017, and thus have been in operation for less than three years. The Board noted that the Funds’ annualized total returns for the one-year period were above the medians and in the first (best) and second quintiles of their respective Performance Universes. The Board concluded that the Funds’ performance was satisfactory.

COMPARATIVE FEES AND EXPENSES. The Board reviewed and considered information regarding each Fund’s actual total expense ratio and its various components, including, as applicable, management fees; transfer agent expenses; underlying fund expenses; Rule 12b-1 and non-Rule 12b-1 service fees; and other non-management fees. The Board considered the actual total expense ratio and, separately, the contractual management fee rate, without the effect of fee waivers, if any (Management Rate) of each Fund in comparison to the median expense ratio and median Management Rate, respectively, of other exchange-traded funds deemed comparable to and with a similar expense structure to the Fund selected by Broadridge

(Expense Group). Broadridge fee and expense data is based upon information taken from each fund’s most recent annual report, which reflects historical asset levels that may be quite different from those currently existing, particularly in a period of market volatility. While recognizing such inherent limitation and the fact that expense ratios and Management Rates generally increase as assets decline and decrease as assets grow, the Board believed the independent analysis conducted by Broadridge to be an appropriate measure of comparative fees and expenses. The Broadridge Management Rate includes administrative charges. The Board received a description of the methodology used by Broadridge to select the exchange-traded funds included in an Expense Group.

The Expense Group for the Franklin Liberty Intermediate Municipal Opportunities ETF was comprised of actively managed exchange-traded funds, which included the Fund and four other intermediate municipal debt funds. The Expense Group for the Franklin Liberty Municipal Bond ETF was comprised of actively managed exchange-traded funds, which included the Fund and three other general and insured municipal debt funds. The Board noted that the Management Rates for these Funds were above the medians of their respective Expense Groups, but their actual total expense ratios were below the medians of their respective Expense Groups. The Board also noted the small size of the Expense Groups and that each Fund’s actual total expense ratio reflected a fee waiver from management. The Board concluded that the Management Rates charged to these Funds are reasonable.

PROFITABILITY. The Board reviewed and considered information regarding the profits realized by the Manager and its affiliates in connection with the operation of each Fund. In this respect, the Board considered the Fund profitability analysis that addresses the overall profitability of FT’s US fund business, as well as its profits in providing investment management and other services to each of the individual funds during the 12-month period ended September 30, 2018, being the most recent fiscal year-end for FRI. The Board noted that although management continually makes refinements to its methodologies used in calculating profitability in response to organizational and product-related changes, the overall methodology has remained consistent with that used in the Funds’ profitability report presentations from prior years. Additionally, PricewaterhouseCoopers LLP, auditor to FRI and certain Franklin Templeton funds, has been engaged to periodically review and assess the allocation methodologies to be used solely by the Funds’ Board with respect to the profitability analysis.

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FRANKLIN TEMPLETON ETF TRUST

SHAREHOLDER INFORMATION

The Board noted management’s belief that costs incurred in establishing the infrastructure necessary for the type of fund operations conducted by the Manager and its affiliates may not be fully reflected in the expenses allocated to each Fund in determining its profitability, as well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. The Board also noted management’s expenditures in improving shareholder services provided to the Funds, as well as the need to implement systems and meet additional regulatory and compliance requirements resulting from recent SEC and other regulatory requirements.

The Board also considered the extent to which the Manager and its affiliates might derive ancillary benefits from fund operations, including revenues generated from transfer agent services, potential benefits resulting from personnel and systems enhancements necessitated by fund growth, as well as increased leverage with service providers and counterparties. Based upon its consideration of all these factors, the Board concluded that the level of profits realized by the Manager and its affiliates from providing services to each Fund was not excessive in view of the nature, extent and quality of services provided to each Fund.

ECONOMIES OF SCALE. The Board reviewed and considered the extent to which the Manager may realize economies of scale, if any, as each Fund grows larger and whether each Fund’s management fee structure reflects any economies of scale for the benefit of shareholders. The Board considered the Manager’s view that any analyses of potential economies of scale in managing a particular fund are inherently limited in light of the joint and common costs and investments the Manager incurs across the Franklin Templeton family of funds as a whole. The Board noted that each Fund commenced operations on August 31, 2017 and that, as of December 31, 2018, each Fund’s net assets were less than $20 million. The Board recognized that there would not likely be any economies of scale until each Fund’s assets grow.

CONCLUSION. Based on its review, consideration and evaluation of all factors it believed relevant, including the above-described factors and conclusions, the Board unanimously approved the continuation of each Management Agreement for an additional one-year period.

Proxy Voting Policies and Procedures

The Trust’s investment manager has established Proxy Voting Policies and Procedures (Policies) that the Trust uses to determine how to vote proxies relating to portfolio securities.

Shareholders may view the Trust’s complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale, FL 33301, Attention: Proxy Group. Copies of the Trust’s proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission’s website at sec.gov and reflect the most recent 12-month period ended June 30.

Quarterly Statement of Investments

The Trust files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year as an exhibit to its report on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the Commission’s website at sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.

Premium/Discount Information

Information about the differences between the daily market price on the secondary market for the shares of the Fund and the Fund’s net asset value may be found on the Fund’s website at franklintempleton.com.

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Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.

To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.

Semiannual Report Franklin Templeton ETF Trust

Investment Manager	Distributor	Investor Services
Franklin Advisers, Inc.	Franklin Templeton Distributors, Inc. (800) DIAL BEN®/342-5236 franklintempleton.com	Transfer Agent State Street Bank and Trust Company 1 Heritage Drive Mail Stop OHD0100 North Quincy, MA 02171
© 2019 Franklin Templeton Investments. All rights reserved.		ETF4 S 11/19

SEMIANNUAL REPORT

FRANKLIN TEMPLETON

ETF TRUST

September 30, 2019

Franklin FTSE Asia ex Japan ETF	Franklin FTSE Japan ETF
Franklin FTSE Australia ETF	Franklin FTSE Japan Hedged ETF
Franklin FTSE Brazil ETF	Franklin FTSE Latin America ETF
Franklin FTSE Canada ETF	Franklin FTSE Mexico ETF
Franklin FTSE China ETF	Franklin FTSE Russia ETF
Franklin FTSE Europe ETF	Franklin FTSE Saudi Arabia ETF
Franklin FTSE Europe Hedged ETF	Franklin FTSE South Africa ETF
Franklin FTSE France ETF	Franklin FTSE South Korea ETF
Franklin FTSE Germany ETF	Franklin FTSE Switzerland ETF
Franklin FTSE Hong Kong ETF	Franklin FTSE Taiwan ETF
Franklin FTSE India ETF	Franklin FTSE United Kingdom ETF
Franklin FTSE Italy ETF

Internet Delivery of Fund Reports Unless You Request Paper Copies: Effective January 1, 2021, as permitted by the SEC, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request them from the Fund or your financial intermediary. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you have not signed up for electronic delivery, we would encourage you to join fellow shareholders who have. You may elect to receive shareholder reports and other communications electronically from the Fund by calling (800) 632-2301 or by contacting your financial intermediary.

You may elect to continue to receive paper copies of all your future shareholder reports free of charge by contacting your financial intermediary or, if you invest directly with a Fund, calling (800) 632-2301 to let the Fund know of your request. Your election to receive reports in paper will apply to all funds held in your account.

Franklin Templeton

Successful investing begins with ambition. And achievement only comes when you reach for it. That’s why we continually strive to deliver better outcomes for investors. No matter what your goals are, our deep, global investment expertise allows us to offer solutions that can help.

During our more than 70 years of experience, we’ve managed through all kinds of markets—up, down and those in between. We’re always preparing for what may come next. It’s because of this, combined with our strength as one of the world’s largest asset managers that we’ve earned the trust of millions of investors around the world.

Visit franklintempleton.com/investor/investments-and-solutions/investment-options/etfs/ for fund updates and documents.

Not FDIC Insured	|	May Lose Value	|	No Bank Guarantee

franklintempleton.com	Not part of the semiannual report	1

SEMIANNUAL REPORT

Economic and Market Overview

The global economy expanded during the six months ended September 30, 2019, despite weakness in certain regions. Global stocks were aided by upbeat economic data in some regions, encouraging corporate earnings reports, periods of optimism about a potential U.S.-China trade deal and monetary policy easing by major central banks. The U.S. Federal Reserve’s (Fed’s) patient approach to its monetary policy early in the period, rate cuts in July and September, and indications it will act appropriately to sustain U.S. economic expansion and achieve its inflation objective aided market sentiment.

However, markets also reflected concerns about political uncertainties in the U.S. (including the impeachment inquiry into U.S. President Donald Trump), geopolitical tensions in the eurozone and other regions, and the impact of U.S. trade disputes with China and other trading partners on global growth and corporate earnings. In this environment, global developed and emerging market stocks, as measured by the FTSE All-World Index, posted a positive total return for the six months under review.

The U.S. economy grew during the six-month period. However, the economy moderated in 2019’s second and third quarters, due partly to weakness in inventory and business investment. The manufacturing sector expanded during the period’s first four months, but contracted in August and September 2019. The services sector continued to expand throughout the period, although the rate of expansion slowed in September. The unemployment rate decreased from 3.8% in March 2019 to 3.5% at period-end.1 The annual inflation rate, as measured by the Consumer Price Index, decreased from 1.9% in March 2019 to 1.7% at period-end.1

At its July 2019 meeting, the Fed lowered its target range for the federal funds rate for the first time since December 2008, to 2.00%–2.25%, citing muted inflation pressures and the potential effects of global trade tensions on economic growth. Furthermore, the Fed ended its balance sheet normalization program earlier than previously indicated. In September, the Fed further lowered the federal funds target rate range to 1.75%–2.00%, reiterating the rationale cited at the July 2019 meeting.

In Europe, the U.K.’s quarterly gross domestic product (GDP) growth contracted in 2019’s second quarter, as Brexit uncertainties weighed on business sentiment. The Bank of England kept its key policy rate unchanged during the six-month period and lowered its GDP forecasts for 2019 and 2020. The eurozone’s quarterly GDP growth moderated in 2019’s second quarter and stabilized in the third quarter. The bloc’s annual inflation rate ended the period lower. The European Central Bank (ECB) kept its benchmark interest rate unchanged during the period. In September, the ECB announced it will start a new bond-buying program in November in an effort to boost the economy and increase inflation.

In Asia, Japan’s quarterly GDP growth moderated in 2019’s second quarter. The Bank of Japan (BOJ) left its benchmark interest rate unchanged and continued its stimulus measures during the six-month period. At its July and September meetings, the BOJ expressed its openness to increase stimulus in an effort to sustain economic growth and achieve its inflation goal.

In larger emerging markets, Brazil’s quarterly GDP growth accelerated in 2019’s second quarter. The Central Bank of Brazil lowered its benchmark interest rate twice during the six-month period. Russia’s annual GDP growth accelerated in 2019’s second quarter. The Bank of Russia cut its key interest rate three times during the period. China’s annual GDP growth moderated in 2019’s second and third quarters. The People’s Bank of China implemented an interest-rate reform in August, designating the loan prime rate as the new benchmark for household and business loans, effectively lowering interest rates in August and September. Overall, global emerging market stocks, as measured by the FTSE Emerging Index, posted a negative total return during the six months under review.

The foregoing information reflects our analysis and opinions as of September 30, 2019. The information is not a complete analysis of every aspect of any market, country, industry, security or fund. Statements of fact are from sources considered reliable.

1. Source: U.S. Bureau of Labor Statistics.

2	Semiannual Report	franklintempleton.com

Franklin FTSE Asia ex Japan ETF

This semiannual report for Franklin FTSE Asia ex Japan ETF covers the period ended September 30, 2019.

Your Fund’s Goal and Main Investments

The Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the FTSE Asia ex Japan RIC Capped Index (the FTSE Asia ex Japan Capped Index or the Underlying Index).1 Under normal market conditions, the Fund invests at least 80% of its assets in the component securities of the FTSE Asia ex Japan Capped Index and in depositary receipts representing such securities.

Performance Overview

During the six-month period, the Fund posted cumulative total returns of -5.73% based on market price and -5.07% based on net asset value. In comparison, the FTSE Asia ex Japan Capped Index posted a -5.08% total return for the same period.2 You can find more of the Fund’s performance data in the Performance Summary beginning on page 5.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Investment Strategy

The Fund, using a “passive” or indexing investment approach, seeks investment results that closely correspond, before fees and expenses, to the performance of the FTSE Asia ex Japan Capped Index. We seek to achieve, over time, a correlation between the Fund’s performance, before fees and expenses, and that of the Underlying Index of 0.95 or better. A figure of 1.00 would indicate perfect correlation. Our intention is to

Top 10 Sectors/Industries

9/30/19

% of Total Net Assets
Banks	13.3%
Internet & Direct Marketing Retail	6.7%
Interactive Media & Services	6.6%
Semiconductors & Semiconductor Equipment	6.4%
Insurance	6.2%
Technology Hardware, Storage & Peripherals	5.8%
Real Estate Management & Development	4.9%
Oil, Gas & Consumable Fuels	4.4%
Electronic Equipment, Instruments & Components	2.4%
Industrial Conglomerates	2.4%

replicate the component securities of the Underlying Index as closely as possible (i.e., invest in all of the component securities in their respective weightings in the Underlying Index). However, under various circumstances, it may not be possible or practicable to replicate the Underlying Index. In these circumstances, we may use a “representative sampling” strategy whereby we would invest in what we believe to be a representative sample of the component securities of the Underlying Index, but may not track the Underlying Index with the same degree of accuracy as would an investment vehicle replicating the entire Underlying Index. Under the representative sampling technique, we will select securities that collectively have an investment profile similar to that of the Underlying Index, including securities that resemble those included in the Underlying Index in terms of risk factors, performance attributes and other characteristics, such as market capitalization and industry weightings. The Fund will concentrate its investments (i.e., hold 25% or more of its net assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated.

1. The FTSE Asia ex Japan Capped Index is a free float-adjusted market capitalization-weighted index maintained and calculated by FTSE Russell with a capping methodology applied quarterly to issuer weights so that no single issuer of a component exceeds 25% of the index weight, and all issuers with weights above 5% do not cumulatively exceed 50% of the index’s weight. The FTSE Asia ex Japan Capped Index is based on the FTSE Asia ex Japan Index and is designed to measure the performance of large- and mid-capitalization stocks from developed and emerging Asian countries, excluding Japan. The Chinese constituents in the FTSE Asia ex Japan Capped Index are represented by H-shares, B-shares, N-shares, Red Chips, P-Chips and S-Chips.

2. Source: FactSet.

The index is unmanaged and includes reinvestment of any income or distributions (after the deduction of certain withholding taxes). It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 119.

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FRANKLIN FTSE ASIA EX JAPAN ETF

Top 10 Holdings

9/30/19

Company Sector/Industry, Country	% of Total Net Assets
Tencent Holdings Ltd. Interactive Media & Services, China	5.1%
Alibaba Group Holding Ltd., ADR Internet & Direct Marketing Retail, China	5.0%
Samsung Electronics Co. Ltd. Technology Hardware, Storage & Peripherals, South Korea	4.7%
Taiwan Semiconductor Manufacturing Co. Ltd. Semiconductors & Semiconductor Equipment, Taiwan	4.5%
AIA Group Ltd. Insurance, Hong Kong	2.4%
China Construction Bank Corp., A, H Banks, China	1.5%
Ping An Insurance (Group) Co. of China Ltd., H Insurance, China	1.3%
Reliance Industries Ltd. Oil, Gas & Consumable Fuels, India	1.2%
Industrial and Commercial Bank of China Ltd., H Banks, China	1.2%
Housing Development Finance Corp. Ltd. Thrifts & Mortgage Finance, India	1.0%

Top 10 Countries

9/30/19

% of Total Net Assets
China	36.8%
South Korea	13.6%
Taiwan	12.9%
India	11.2%
Hong Kong	10.0%
Singapore	4.1%
Thailand	3.7%
Malaysia	2.8%
Indonesia	2.2%
Philippines	1.3%

Thank you for your participation in Franklin FTSE Asia ex Japan ETF. We look forward to serving your future investment needs.

Dina Ting, CFA

Louis Hsu, CFA

Portfolio Management Team

The foregoing information reflects our analysis, opinions and portfolio holdings as of September 30, 2019, the end of the reporting period. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

CFA® is a trademark owned by CFA Institute.

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FRANKLIN FTSE ASIA EX JAPAN ETF

Performance Summary as of September 30, 2019

Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not include brokerage commissions that may be payable on secondary market transactions. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale or redemption of Fund shares.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (2/9/18), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV.

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 9/30/19

	Cumulative Total Return[1]		Average Annual Total Return[1]
	Based on NAV[2]	Based on market price[3]	Based on NAV[2]	Based on market price[3]
6-Month	-5.07%	-5.73%	-5.07%	-5.73%
1-Year	-3.65%	-3.97%	-3.65%	-3.97%
Since Inception (2/6/18)	-10.19%	-10.45%	-6.32%	-6.48%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 6 for Performance Summary footnotes.

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FRANKLIN FTSE ASIA EX JAPAN ETF

PERFORMANCE SUMMARY

Distributions (4/1/19–9/30/19)

Net Investment Income
$0.124210

Total Annual Operating Expenses4

0.19%

All investments involve risks, including possible loss of principal. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. Special risks are associated with foreign investing, including currency fluctuations, economic instability and political developments. Investments in developing markets involve heightened risks related to the same factors, in addition to those associated with these markets’ smaller size, lesser liquidity and lack of established legal, political, business and social frameworks to support securities markets. Investments in securities of Asian issuers involve risks that are specific to Asia, including certain legal, regulatory, political and economic risks. Because the Fund invests its assets primarily in companies in a specific country or region, the Fund may also experience greater volatility than a fund that is more broadly diversified geographically. The Fund’s prospectus also includes a description of the main investment risks.

ETFs trade like stocks, fluctuate in market value and may trade at prices above or below their net asset value. Brokerage commissions and ETF expenses will reduce returns.

1. Total return calculations represent the cumulative and average annual changes in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

2. Assumes reinvestment of distributions based on net asset value.

3. Assumes reinvestment of distributions based on market price.

4. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

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FRANKLIN FTSE ASIA EX JAPAN ETF

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing Fund costs, including management fees and other Fund expenses. All funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value.” You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

	Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)

Beginning Account Value 4/1/19	Ending Account Value 9/30/19	Expenses Paid During Period 4/1/19–9/30/19[1,2]	Ending Account Value 9/30/19	Expenses Paid During Period 4/1/19–9/30/19[1,2]	Net Annualized Expense Ratio[2]
$1,000.00	$949.30	$0.93	$1,024.05	$0.96	0.19%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 183/366 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements.

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Franklin FTSE Australia ETF

This semiannual report for Franklin FTSE Australia ETF covers the period ended September 30, 2019.

Your Fund’s Goal and Main Investments

The Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the FTSE Australia RIC Capped Index (the FTSE Australia Capped Index or the Underlying Index).1 Under normal market conditions, the Fund invests at least 80% of its assets in the component securities of the FTSE Australia Capped Index and in depositary receipts representing such securities.

Performance Overview

During the six-month period, the Fund posted cumulative total returns of +5.72% based on market price and +5.58% based on net asset value. In comparison, the FTSE Australia Capped Index posted a +5.61% total return for the same period.2 You can find more of the Fund’s performance data in the Performance Summary beginning on page 10.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Investment Strategy

The Fund, using a “passive” or indexing investment approach, seeks investment results that closely correspond, before fees and expenses, to the performance of the FTSE Australia Capped Index. We seek to achieve, over time, a correlation between the Fund’s performance, before fees and expenses, and that of the Underlying Index of 0.95 or better. A figure of 1.00 would indicate perfect correlation. Our intention is to

Top 10 Sectors/Industries

9/30/19

% of Total Net Assets
Banks	26.8%
Metals & Mining	14.5%
Equity Real Estate Investment Trusts (REITs)	6.9%
Biotechnology	6.7%
Oil, Gas & Consumable Fuels	5.2%
Capital Markets	4.3%
Food & Staples Retailing	4.2%
Insurance	3.9%
Transportation Infrastructure	3.7%
Multiline Retail	3.0%

replicate the component securities of the Underlying Index as closely as possible (i.e., invest in all of the component securities in their respective weightings in the Underlying Index). However, under various circumstances, it may not be possible or practicable to replicate the Underlying Index. In these circumstances, we may use a “representative sampling” strategy whereby we would invest in what we believe to be a representative sample of the component securities of the Underlying Index, but may not track the Underlying Index with the same degree of accuracy as would an investment vehicle replicating the entire Underlying Index. Under the representative sampling technique, we will select securities that collectively have an investment profile similar to that of the Underlying Index, including securities that resemble those included in the Underlying Index in terms of risk factors, performance attributes and other characteristics, such as market capitalization and industry weightings. The Fund will concentrate its investments (i.e., hold 25% or more of its net assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated.

1. The FTSE Australia Capped Index is a free float-adjusted market capitalization-weighted index maintained and calculated by FTSE Russell with a capping methodology applied quarterly to issuer weights so that no single issuer of a component exceeds 25% of the index weight, and all issuers with weights above 5% do not cumulatively exceed 50% of the index’s weight. The FTSE Australia Capped Index is based on the FTSE Australia Index and is designed to measure the performance of Australian large- and mid-capitalization stocks.

2. Source: FactSet.

The index is unmanaged and includes reinvestment of any income or distributions (after the deduction of certain withholding taxes). It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 152.

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FRANKLIN FTSE AUSTRALIA ETF

Top 10 Holdings

9/30/19

Company Sector/Industry, Country	% of Total Net Assets
Commonwealth Bank of Australia Banks, Australia	9.1%
BHP Group Ltd. Metals & Mining, Australia	6.9%
CSL Ltd. Biotechnology, Australia	6.7%
Westpac Banking Corp. Banks, Australia	6.6%
National Australia Bank Ltd. Banks, Australia	5.4%
Australia & New Zealand Banking Group Ltd. Banks, Australia	5.1%
Woolworths Group Ltd. Food & Staples Retailing, Australia	3.0%
Wesfarmers Ltd. Multiline Retail, Australia	2.9%
Macquarie Group Ltd. Capital Markets, Australia	2.6%
Transurban Group Transportation Infrastructure, Australia	2.5%

Thank you for your participation in Franklin FTSE Australia ETF. We look forward to serving your future investment needs.

Dina Ting, CFA

Louis Hsu, CFA

Portfolio Management Team

The foregoing information reflects our analysis, opinions and portfolio holdings as of September 30, 2019, the end of the reporting period. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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FRANKLIN FTSE AUSTRALIA ETF

Performance Summary as of September 30, 2019

Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not include brokerage commissions that may be payable on secondary market transactions. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale or redemption of Fund shares.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (11/6/17), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV.

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 9/30/19

	Cumulative Total Return[1]		Average Annual Total Return[1]
	Based on NAV[2]	Based on market price[3]	Based on NAV[2]	Based on market price[3]
6-Month	+5.58%	+5.72%	+5.58%	+5.72%
1-Year	+5.50%	+6.92%	+5.50%	+6.92%
Since Inception (11/2/17)	+7.55%	+8.18%	+3.89%	+4.20%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 11 for Performance Summary footnotes.

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FRANKLIN FTSE AUSTRALIA ETF

PERFORMANCE SUMMARY

Distributions (4/1/19–9/30/19)

Net Investment Income
$0.689329

Total Annual Operating Expenses4

0.09%

All investments involve risks, including possible loss of principal. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. Special risks are associated with foreign investing, including currency fluctuations, economic instability and political developments. Investments in securities of Australian issuers involve risks that are specific to Australia, including certain legal, regulatory, political and economic risks. Because the Fund invests its assets primarily in companies in a specific country or region, the Fund may also experience greater volatility than a fund that is more broadly diversified geographically. As a non-diversified fund, the Fund may invest in a relatively small number of issuers and, as a result, be subject to a greater risk of loss with respect to its portfolio securities. The Fund’s prospectus also includes a description of the main investment risks.

ETFs trade like stocks, fluctuate in market value and may trade at prices above or below their net asset value. Brokerage commissions and ETF expenses will reduce returns.

1. Total return calculations represent the cumulative and average annual changes in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

2. Assumes reinvestment of distributions based on net asset value.

3. Assumes reinvestment of distributions based on market price.

4. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

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FRANKLIN FTSE AUSTRALIA ETF

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing Fund costs, including management fees and other Fund expenses. All funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value.” You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

	Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)

Beginning Account Value 4/1/19	Ending Account Value 9/30/19	Expenses Paid During Period 4/1/19–9/30/19[1,2]	Ending Account Value 9/30/19	Expenses Paid During Period 4/1/19–9/30/19[1,2]	Net Annualized Expense Ratio[2]
$1,000.00	$1,055.80	$0.46	$1,024.55	$0.46	0.09%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 183/366 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements.

12	Semiannual Report	franklintempleton.com

Franklin FTSE Brazil ETF

This semiannual report for Franklin FTSE Brazil ETF covers the period ended September 30, 2019.

Your Fund’s Goal and Main Investments

The Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the FTSE Brazil RIC Capped Index (the FTSE Brazil Capped Index or the Underlying Index).1 Under normal market conditions, the Fund invests at least 80% of its assets in the component securities of the FTSE Brazil Capped Index and in depositary receipts representing such securities.

Performance Overview

During the six-month period, the Fund posted cumulative total returns of +4.17% based on market price and +2.69% based on net asset value. In comparison, the FTSE Brazil Capped Index posted a +2.82% total return for the same period.2 You can find more of the Fund’s performance data in the Performance Summary beginning on page 15.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Investment Strategy

The Fund, using a “passive” or indexing investment approach, seeks investment results that closely correspond, before fees and expenses, to the performance of the FTSE Brazil Capped Index. We seek to achieve, over time, a correlation between the Fund’s performance, before fees and expenses, and that of the Underlying Index of 0.95 or better. A figure of 1.00 would indicate perfect correlation. Our intention is to replicate

Top 10 Sectors/Industries

9/30/19

% of Total Net Assets
Banks	26.5%
Oil, Gas & Consumable Fuels	12.1%
Metals & Mining	10.6%
Capital Markets	5.6%
Electric Utilities	5.3%
Beverages	4.7%
Multiline Retail	4.4%
Insurance	3.9%
Food Products	3.3%
Road & Rail	2.9%

the component securities of the Underlying Index as closely as possible (i.e., invest in all of the component securities in their respective weightings in the Underlying Index). However, under various circumstances, it may not be possible or practicable to replicate the Underlying Index. In these circumstances, we may use a “representative sampling” strategy whereby we would invest in what we believe to be a representative sample of the component securities of the Underlying Index, but may not track the Underlying Index with the same degree of accuracy as would an investment vehicle replicating the entire Underlying Index. Under the representative sampling technique, we will select securities that collectively have an investment profile similar to that of the Underlying Index, including securities that resemble those included in the Underlying Index in terms of risk factors, performance attributes and other characteristics, such as market capitalization and industry weightings. The Fund will concentrate its investments (i.e., hold 25% or more of its net assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated.

1. The FTSE Brazil Capped Index is a free float-adjusted market capitalization-weighted index maintained and calculated by FTSE Russell with a capping methodology applied quarterly to issuer weights so that no single issuer of a component exceeds 25% of the index weight, and all issuers with weights above 5% do not cumulatively exceed 50% of the index’s weight. The FTSE Brazil Capped Index is based on the FTSE Brazil Index and is designed to measure the performance of Brazilian large- and mid-capitalization stocks.

2. Source: FactSet.

The index is unmanaged and includes reinvestment of any income or distributions (after the deduction of certain withholding taxes). It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 155.

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FRANKLIN FTSE BRAZIL ETF

Top 10 Holdings

9/30/19

Company Sector/Industry, Country	% of Total Net Assets
Petroleo Brasileiro SA Oil, Gas & Consumable Fuels, Brazil	10.7%
Banco Bradesco SA Banks, Brazil	9.2%
Itau Unibanco Holding SA Banks, Brazil	9.0%
Vale SA Metals & Mining, Brazil	8.9%
B3 SA – Brasil Bolsa Balcao Capital Markets, Brazil	4.8%
Ambev SA Beverages, Brazil	4.7%
Itausa – Investimentos Itau SA Banks, Brazil	4.4%
Banco do Brasil SA Banks, Brazil	2.6%
Lojas Renner SA Multiline Retail, Brazil	2.2%
JBS SA Food Products, United States	1.8%

Thank you for your participation in Franklin FTSE Brazil ETF. We look forward to serving your future investment needs.

Dina Ting, CFA

Louis Hsu, CFA

Portfolio Management Team

The foregoing information reflects our analysis, opinions and portfolio holdings as of September 30, 2019, the end of the reporting period. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

14	Semiannual Report	franklintempleton.com

FRANKLIN FTSE BRAZIL ETF

Performance Summary as of September 30, 2019

Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not include brokerage commissions that may be payable on secondary market transactions. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale or redemption of Fund shares.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (11/7/17), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV.

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 9/30/19

	Cumulative Total Return[1]		Average Annual Total Return[1]
	Based on NAV[2]	Based on market price[3]	Based on NAV[2]	Based on market price[3]
6-Month	+2.69%	+4.17%	+2.69%	+4.17%
1-Year	+26.71%	+28.71%	+26.71%	+28.71%
Since Inception (11/3/17)	+13.25%	+13.61%	+6.74%	+6.92%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 16 for Performance Summary footnotes.

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FRANKLIN FTSE BRAZIL ETF

PERFORMANCE SUMMARY

Distributions (4/1/19–9/30/19)

Net Investment Income
$0.378461

Total Annual Operating Expenses4

0.19%

All investments involve risks, including possible loss of principal. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sector, or general market conditions. Special risks are associated with foreign investing, including currency fluctuations, economic instability and political developments. Investments in developing markets involve heightened risks related to the same factors, in addition to those associated with these markets’ smaller size, lesser liquidity and lack of established legal, political, business and social frameworks to support securities markets. Investments in securities of Brazilian issuers involve risks that are specific to Brazil, including certain legal, regulatory, political and economic risks. The Brazilian economy has experienced in the past, and may continue to experience, periods of high inflation rates and political unrest. Because the Fund invests its assets primarily in companies in a specific country or region, the Fund may also experience greater volatility than a fund that is more broadly diversified geographically. As a non-diversified fund, the Fund may invest in a relatively small number of issuers and, as a result, be subject to a greater risk of loss with respect to its portfolio securities. The Fund’s prospectus also includes a description of the main investment risks.

ETFs trade like stocks, fluctuate in market value and may trade at prices above or below their net asset value. Brokerage commissions and ETF expenses will reduce returns.

1. Total return calculations represent the cumulative and average annual changes in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

2. Assumes reinvestment of distributions based on net asset value.

3. Assumes reinvestment of distributions based on market price.

4. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

16	Semiannual Report	franklintempleton.com

FRANKLIN FTSE BRAZIL ETF

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing Fund costs, including management fees and other Fund expenses. All funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value.” You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

	Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)

Beginning Account Value 4/1/19	Ending Account Value 9/30/19	Expenses Paid During Period 4/1/19–9/30/19[1,2]	Ending Account Value 9/30/19	Expenses Paid During Period 4/1/19–9/30/19[1,2]	Net Annualized Expense Ratio[2]
$1,000.00	$1,026.90	$0.96	$1,024.05	$0.96	0.19%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 183/366 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements.

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Franklin FTSE Canada ETF

This semiannual report for Franklin FTSE Canada ETF covers the period ended September 30, 2019.

Your Fund’s Goal and Main Investments

The Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the FTSE Canada RIC Capped Index (the FTSE Canada Capped Index or the Underlying Index).1 Under normal market conditions, the Fund invests at least 80% of its assets in the component securities of the FTSE Canada Capped Index and in depositary receipts representing such securities.

Performance Overview

During the six-month period, the Fund posted cumulative total returns of +7.24% based on market price and +7.18% based on net asset value. In comparison, the FTSE Canada Capped Index posted a +7.05% total return for the same period.2 You can find more of the Fund’s performance data in the Performance Summary beginning on page 20.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Investment Strategy

The Fund, using a “passive” or indexing investment approach, seeks investment results that closely correspond, before fees and expenses, to the performance of the FTSE Canada Capped Index. We seek to achieve, over time, a correlation between the Fund’s performance, before fees and expenses, and that of the Underlying Index of 0.95 or better. A figure of 1.00 would indicate perfect correlation. Our intention is to

Top 10 Sectors/Industries

9/30/19

% of Total Net Assets
Banks	30.0%
Oil, Gas & Consumable Fuels	18.9%
Insurance	8.2%
Road & Rail	7.3%
Metals & Mining	6.1%
Food & Staples Retailing	4.0%
IT Services	3.8%
Capital Markets	3.7%
Chemicals	2.2%
Commercial Services & Supplies	1.8%

replicate the component securities of the Underlying Index as closely as possible (i.e., invest in all of the component securities in their respective weightings in the Underlying Index). However, under various circumstances, it may not be possible or practicable to replicate the Underlying Index. In these circumstances, we may use a “representative sampling” strategy whereby we would invest in what we believe to be a representative sample of the component securities of the Underlying Index, but may not track the Underlying Index with the same degree of accuracy as would an investment vehicle replicating the entire Underlying index. Under the representative sampling technique, we will select securities that collectively have an investment profile similar to that of the Underlying Index, including securities that resemble those included in the Underlying Index in terms of risk factors, performance attributes and other characteristics, such as market capitalization and industry weightings. The Fund will concentrate its investments (i.e., hold 25% or more of its net assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated.

1. The FTSE Canada Capped Index is a free float-adjusted market capitalization-weighted index maintained and calculated by FTSE Russell with a capping methodology applied quarterly to issuer weights so that no single issuer of a component exceeds 25% of the index weight, and all issuers with weights above 5% do not cumulatively exceed 50% of the index’s weight. The FTSE Canada Capped Index is based on the FTSE Canada Index and is designed to measure the performance of Canadian large- and mid-capitalization stocks.

2. Source: FactSet.

The index is unmanaged and includes reinvestment of any income or distributions (after the deduction of certain withholding taxes). It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 159.

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FRANKLIN FTSE CANADA ETF

Top 10 Holdings

9/30/19

Company Sector/Industry, Country	% of Total Net Assets
Royal Bank of Canada Banks, Canada	8.9%
The Toronto-Dominion Bank Banks, Canada	8.2%
Bank of Nova Scotia Banks, Canada	5.3%
Enbridge Inc. Oil, Gas & Consumable Fuels, Canada	5.3%
Canadian National Railway Co. Road & Rail, Canada	4.9%
Suncor Energy Inc. Oil, Gas & Consumable Fuels, Canada	3.8%
TC Energy Corp. Oil, Gas & Consumable Fuels, Canada	3.6%
Bank of Montreal Banks, Canada	3.6%
Brookfield Asset Management Inc., A Capital Markets, Canada	3.6%
Canadian Imperial Bank of Commerce Banks, Canada	2.8%

Thank you for your participation in Franklin FTSE Canada ETF. We look forward to serving your future investment needs.

Dina Ting, CFA

Louis Hsu, CFA

Portfolio Management Team

The foregoing information reflects our analysis, opinions and portfolio holdings as of September 30, 2019, the end of the reporting period. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

franklintempleton.com	Semiannual Report	19

FRANKLIN FTSE CANADA ETF

Performance Summary as of September 30, 2019

Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not include brokerage commissions that may be payable on secondary market transactions. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale or redemption of Fund shares.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (11/6/17), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV.

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 9/30/19

	Cumulative Total Return[1]		Average Annual Total Return[1]
	Based on NAV[2]	Based on market price[3]	Based on NAV[2]	Based on market price[3]
6-Month	+7.18%	+7.24%	+7.18%	+7.24%
1-Year	+5.73%	+5.87%	+5.73%	+5.87%
Since Inception (11/2/17)	+7.43%	+7.66%	+3.82%	+3.94%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 21 for Performance Summary footnotes.

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FRANKLIN FTSE CANADA ETF

PERFORMANCE SUMMARY

Distributions (4/1/19–9/30/19)

Net Investment Income
$0.231542

Total Annual Operating Expenses4

0.09%

All investments involve risks, including possible loss of principal. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. Special risks are associated with foreign investing, including currency fluctuations, economic instability and political developments. Investments in securities of Canadian issuers involve risks that are specific to Canada, including certain legal, regulatory, political and economic risks. Because the Fund invests its assets primarily in companies in a specific country or region, the Fund may also experience greater volatility than a fund that is more broadly diversified geographically. As a non-diversified fund, the Fund may invest in a relatively small number of issuers and, as a result, be subject to a greater risk of loss with respect to its portfolio securities. The Fund’s prospectus also includes a description of the main investment risks.

ETFs trade like stocks, fluctuate in market value and may trade at prices above or below their net asset value. Brokerage commissions and ETF expenses will reduce returns.

1. Total return calculations represent the cumulative and average annual changes in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

2. Assumes reinvestment of distributions based on net asset value.

3. Assumes reinvestment of distributions based on market price.

4. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

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FRANKLIN FTSE CANADA ETF

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing Fund costs, including management fees and other Fund expenses. All funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value.” You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

	Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)

Beginning Account Value 4/1/19	Ending Account Value 9/30/19	Expenses Paid During Period 4/1/19–9/30/19[1,2]	Ending Account Value 9/30/19	Expenses Paid During Period 4/1/19–9/30/19[1,2]	Net Annualized Expense Ratio[2]
$1,000.00	$1,071.80	$0.47	$1,024.55	$0.46	0.09%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 183/366 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements.

22	Semiannual Report	franklintempleton.com

Franklin FTSE China ETF

This semiannual report for Franklin FTSE China ETF covers the period ended September 30, 2019.

Your Fund’s Goal and Main Investments

The Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the FTSE China RIC Capped Index (the FTSE China Capped Index or the Underlying Index).1 Under normal market conditions, the Fund invests at least 80% of its assets in the component securities of the FTSE China Capped Index and in depositary receipts representing such securities.

Performance Overview

During the six-month period, the Fund posted cumulative total returns of -9.84% based on market price and -8.58% based on net asset value. In comparison, the FTSE China Capped Index posted a -8.52% total return for the same period.2 You can find more of the Fund’s performance data in the Performance Summary beginning on page 25.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Investment Strategy

The Fund, using a “passive” or indexing investment approach, seeks investment results that closely correspond, before fees and expenses, to the performance of the FTSE China Capped Index. We seek to achieve, over time, a correlation between the Fund’s performance, before fees and expenses, and that of the Underlying Index of 0.95 or better. A figure of 1.00 would indicate perfect correlation. Our intention is to replicate

Top 10 Sectors/Industries

9/30/19

% of Total Net Assets
Internet & Direct Marketing Retail	18.3%
Interactive Media & Services	16.7%
Banks	13.4%
Insurance	6.9%
Real Estate Management & Development	5.4%
Oil, Gas & Consumable Fuels	3.7%
Wireless Telecommunication Services	2.6%
Capital Markets	2.1%
Pharmaceuticals	1.9%
Beverages	1.6%

the component securities of the Underlying Index as closely as possible (i.e., invest in all of the component securities in their respective weightings in the Underlying Index). However, under various circumstances, it may not be possible or practicable to replicate the Underlying Index. In these circumstances, we may use a “representative sampling” strategy whereby we would invest in what we believe to be a representative sample of the component securities of the Underlying Index, but may not track the Underlying Index with the same degree of accuracy as would an investment vehicle replicating the entire Underlying Index. Under the representative sampling technique, we will select securities that collectively have an investment profile similar to that of the Underlying Index, including securities that resemble those included in the Underlying Index in terms of risk factors, performance attributes and other characteristics, such as market capitalization and industry weightings. The Fund will concentrate its investments (i.e., hold 25% or more of its net assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated.

1. The FTSE China Capped Index is a free float-adjusted market capitalization-weighted index maintained and calculated by FTSE Russell with a capping methodology applied quarterly to issuer weights so that no single issuer of a component exceeds 25% of the index weight, and all issuers with weights above 5% do not cumulatively exceed 50% of the index’s weight. The FTSE China Capped Index is based on the FTSE China Index and is designed to measure the performance of Chinese large- and mid-capitalization stocks, as represented by H-shares, B-shares, N-shares, Red Chips, P-Chips and S-Chips.

2. Source: FactSet.

The index is unmanaged and includes reinvestment of any income or distributions (after the deduction of certain withholding taxes). It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 162.

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FRANKLIN FTSE CHINA ETF

Top 10 Holdings

9/30/19

Company Sector/Industry, Country	% of Total Net Assets
Tencent Holdings Ltd. Interactive Media & Services, China	13.9%
Alibaba Group Holding Ltd., ADR Internet & Direct Marketing Retail, China	13.8%
China Construction Bank Corp., A, H Banks, China	4.1%
Ping An Insurance (Group) Co. of China Ltd., H Insurance, China	3.7%
Industrial and Commercial Bank of China Ltd., H Banks, China	3.2%
China Mobile Ltd. Wireless Telecommunication Services, China	2.6%
Meituan Dianping, B, Reg S Internet & Direct Marketing Retail, China	2.0%
Bank of China Ltd., A, H Banks, China	1.8%
Baidu Inc., ADR Interactive Media & Services, China	1.7%
CNOOC Ltd. Oil, Gas & Consumable Fuels, China	1.4%

Thank you for your participation in Franklin FTSE China ETF. We look forward to serving your future investment needs.

Dina Ting, CFA

Louis Hsu, CFA

Portfolio Management Team

The foregoing information reflects our analysis, opinions and portfolio holdings as of September 30, 2019, the end of the reporting period. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

24	Semiannual Report	franklintempleton.com

FRANKLIN FTSE CHINA ETF

Performance Summary as of September 30, 2019

Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not include brokerage commissions that may be payable on secondary market transactions. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale or redemption of Fund shares.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (11/6/17), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV.

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 9/30/19

	Cumulative Total Return[1]		Average Annual Total Return[1]
	Based on NAV[2]	Based on market price[3]	Based on NAV[2]	Based on market price[3]
6-Month	-8.58%	-9.84%	-8.58%	-9.84%
1-Year	-4.00%	-4.19%	-4.00%	-4.19%
Since Inception (11/2/17)	-10.42%	-10.95%	-5.60%	-5.89%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 26 for Performance Summary footnotes.

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FRANKLIN FTSE CHINA ETF

PERFORMANCE SUMMARY

Distributions (4/1/19–9/30/19)

Net Investment Income
$0.030378

Total Annual Operating Expenses4

0.19%

All investments involve risks, including possible loss of principal. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. Special risks are associated with foreign investing, including currency fluctuations, economic instability and political developments. Investments in developing markets involve heightened risks related to the same factors, in addition to those associated with these markets’ smaller size, lesser liquidity and lack of established legal, political, business and social frameworks to support securities markets. Investments in securities of Chinese issuers involve risks that are specific to China, including certain legal, regulatory, political and economic risks. China may be subject to considerable degrees of economic, political and social instability. Because the Fund invests its assets primarily in companies in a specific country or region, the Fund may also experience greater volatility than a fund that is more broadly diversified geographically. As a non-diversified fund, the Fund may invest in a relatively small number of issuers and, as a result, be subject to a greater risk of loss with respect to its portfolio securities. The Fund’s prospectus also includes a description of the main investment risks.

ETFs trade like stocks, fluctuate in market value and may trade at prices above or below their net asset value. Brokerage commissions and ETF expenses will reduce returns.

1. Total return calculations represent the cumulative and average annual changes in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

2. Assumes reinvestment of distributions based on net asset value.

3. Assumes reinvestment of distributions based on market price.

4. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

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FRANKLIN FTSE CHINA ETF

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing Fund costs, including management fees and other Fund expenses. All funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value.” You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

	Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)

Beginning Account Value 4/1/19	Ending Account Value 9/30/19	Expenses Paid During Period 4/1/19–9/30/19[1,2]	Ending Account Value 9/30/19	Expenses Paid During Period 4/1/19–9/30/19[1,2]	Net Annualized Expense Ratio[2]
$1,000.00	$914.20	$0.91	$1,024.05	$0.96	0.19%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 183/366 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements.

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Franklin FTSE Europe ETF

This semiannual report for Franklin FTSE Europe ETF covers the period ended September 30, 2019.

Your Fund’s Goal and Main Investments

The Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the FTSE Developed Europe RIC Capped Index (the FTSE Developed Europe Capped Index or the Underlying Index).1 Under normal market conditions, the Fund invests at least 80% of its assets in the component securities of the FTSE Developed Europe Capped Index and in depositary receipts representing such securities.

Performance Overview

During the six-month period, the Fund posted cumulative total returns of +2.38% based on market price and +2.64% based on net asset value. In comparison, the FTSE Developed Europe Capped Index posted a +2.45% total return for the same period.2 You can find more of the Fund’s performance data in the Performance Summary beginning on page 30.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Investment Strategy

The Fund, using a “passive” or indexing investment approach, seeks investment results that closely correspond, before fees and expenses, to the performance of the FTSE Developed Europe Capped Index. We seek to achieve, over time, a correlation between the Fund’s performance, before fees and expenses, and that of the Underlying Index of 0.95 or better. A figure of 1.00 would indicate perfect correlation. Our

Top 10 Sectors/Industries

9/30/19

% of Total Net Assets
Pharmaceuticals	10.3%
Banks	8.6%
Oil, Gas & Consumable Fuels	6.9%
Insurance	6.0%
Food Products	4.9%
Textiles, Apparel & Luxury Goods	3.8%
Chemicals	3.6%
Beverages	3.1%
Personal Products	2.6%
Diversified Telecommunication Services	2.5%

intention is to replicate the component securities of the Underlying Index as closely as possible (i.e., invest in all of the component securities in their respective weightings in the Underlying Index). However, under various circumstances, it may not be possible or practicable to replicate the Underlying Index. In these circumstances, we may use a “representative sampling” strategy whereby we would invest in what we believe to be a representative sample of the component securities of the Underlying Index, but may not track the Underlying Index with the same degree of accuracy as would an investment vehicle replicating the entire Underlying Index. Under the representative sampling technique, we will select securities that collectively have an investment profile similar to that of the Underlying Index, including securities that resemble those included in the Underlying Index in terms of risk factors, performance attributes and other characteristics, such as market capitalization and industry weightings. The Fund will concentrate its investments (i.e., hold 25% or more of its net assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated.

1. The FTSE Developed Europe Capped Index is a free float-adjusted market capitalization-weighted index maintained and calculated by FTSE Russell with a capping methodology applied quarterly to issuer weights so that no single issuer of a component exceeds 25% of the index weight, and all issuers with weights above 5% do not cumulatively exceed 50% of the index’s weight. The FTSE Developed Europe Capped Index is based on the FTSE Developed Europe Index and is designed to measure the performance of large- and mid-capitalization stocks from developed European countries.

2. Source: FactSet.

The index is unmanaged and includes reinvestment of any income or distributions (after the deduction of certain withholding taxes). It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 180.

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FRANKLIN FTSE EUROPE ETF

Top 10 Holdings

9/30/19

Company Sector/Industry, Country	% of Total Net Assets
Nestle SA Food Products, Switzerland	3.5%
Royal Dutch Shell PLC, A, B Oil, Gas & Consumable Fuels, United Kingdom	2.6%
Roche Holding AG Pharmaceuticals, Switzerland	2.4%
Novartis AG Pharmaceuticals, Switzerland	2.1%
HSBC Holdings PLC Banks, United Kingdom	1.7%
BP PLC Oil, Gas & Consumable Fuels, United Kingdom	1.4%
Total SA Oil, Gas & Consumable Fuels, France	1.4%
AstraZeneca PLC Pharmaceuticals, United Kingdom	1.3%
SAP SE Software, Germany	1.3%
GlaxoSmithKline PLC Pharmaceuticals, United Kingdom	1.2%

Thank you for your participation in Franklin FTSE Europe ETF. We look forward to serving your future investment needs.

Dina Ting, CFA

Louis Hsu, CFA

Portfolio Management Team

Top 10 Countries

9/30/19

% of Total Net Assets
United Kingdom	26.2%
France	17.0%
Switzerland	15.1%
Germany	13.6%
Spain	4.5%
Netherlands	4.5%
Sweden	4.1%
Italy	3.7%
Denmark	2.7%
Finland	1.9%

The foregoing information reflects our analysis, opinions and portfolio holdings as of September 30, 2019, the end of the reporting period. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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FRANKLIN FTSE EUROPE ETF

Performance Summary as of September 30, 2019

Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not include brokerage commissions that may be payable on secondary market transactions. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale or redemption of Fund shares.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (11/6/17), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV.

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 9/30/19

	Cumulative Total Return[1]		Average Annual Total Return[1]
	Based on NAV[2]	Based on market price[3]	Based on NAV[2]	Based on market price[3]
6-Month	+2.64%	+2.38%	+2.64%	+2.38%
1-Year	-0.80%	-0.80%	-0.80%	-0.80%
Since Inception (11/2/17)	-1.40%	-1.57%	-0.74%	-0.82%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 31 for Performance Summary footnotes.

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FRANKLIN FTSE EUROPE ETF

PERFORMANCE SUMMARY

Distributions (4/1/19–9/30/19)

Net Investment Income
$0.343062

Total Annual Operating Expenses4

0.09%

All investments involve risks, including possible loss of principal. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. Special risks are associated with foreign investing, including currency fluctuations, economic instability and political developments. Investments in securities of European issuers involve risks that are specific to Europe, including certain legal, regulatory, political and economic risks. Because the Fund invests its assets primarily in companies in a specific country or region, the Fund may also experience greater volatility than a fund that is more broadly diversified geographically. The Fund’s prospectus also includes a description of the main investment risks.

ETFs trade like stocks, fluctuate in market value and may trade at prices above or below their net asset value. Brokerage commissions and ETF expenses will reduce returns.

1. Total return calculations represent the cumulative and average annual changes in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

2. Assumes reinvestment of distributions based on net asset value.

3. Assumes reinvestment of distributions based on market price.

4. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

franklintempleton.com	Semiannual Report	31

FRANKLIN FTSE EUROPE ETF

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing Fund costs, including management fees and other Fund expenses. All funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value.” You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

	Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)

Beginning Account Value 4/1/19	Ending Account Value 9/30/19	Expenses Paid During Period 4/1/19–9/30/19[1,2]	Ending Account Value 9/30/19	Expenses Paid During Period 4/1/19–9/30/19[1,2]	Net Annualized Expense Ratio[2]
$1,000.00	$1,026.40	$0.46	$1,024.55	$0.46	0.09%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 183/366 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements.

32	Semiannual Report	franklintempleton.com

Franklin FTSE Europe Hedged ETF

This semiannual report for Franklin FTSE Europe Hedged ETF covers the period ended September 30, 2019.

Your Fund’s Goal and Main Investments

The Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the FTSE Developed Europe RIC Capped Hedged to USD Index (the FTSE Developed Europe Capped Hedged Index or the Underlying Index).1 Under normal market conditions, the Fund invests at least 80% of its assets in the component securities of the FTSE Developed Europe Capped Hedged Index and in depositary receipts representing such securities, including indirectly through Franklin FTSE Europe ETF (Underlying Fund).

Performance Overview

During the six-month period, the Fund posted cumulative total returns of +7.55% based on market price and +7.76% based on net asset value. In comparison, the FTSE Developed Europe Capped Hedged Index posted a +7.59% total return for the same period.2 You can find more of the Fund’s performance data in the Performance Summary beginning on page 35.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Investment Strategy

The Fund, using a “passive” or indexing investment approach, seeks investment results that closely correspond, before fees and expenses, to the performance of the FTSE Developed Europe Capped Hedged Index. We seek to achieve, over time, a correlation between the Fund’s performance, before

Top 10 Sectors/Industries

9/30/19

% of Total Net Assets
Pharmaceuticals	10.1%
Banks	8.4%
Oil, Gas & Consumable Fuels	6.8%
Insurance	5.9%
Food Products	4.8%
Textiles, Apparel & Luxury Goods	3.8%
Chemicals	3.5%
Beverages	3.0%
Personal Products	2.6%

fees and expenses, and that of the Underlying Index of 0.95 or better. A figure of 1.00 would indicate perfect correlation. Our intention is to replicate the component securities of the Underlying Index as closely as possible (i.e., invest in all of the component securities in their respective weightings in the Underlying Index). However, under various circumstances, it may not be possible or practicable to replicate the Underlying Index. In these circumstances, we may use a “representative sampling” strategy whereby we would invest in what we believe to be a representative sample of the component securities of the Underlying Index, but may not track the Underlying Index with the same degree of accuracy as would an investment vehicle replicating the entire Underlying Index. Under the representative sampling technique, we will select securities that collectively have an investment profile similar to that of the Underlying Index, including securities that resemble those included in the Underlying Index in terms of risk factors, performance attributes and other characteristics, such as market capitalization and industry weightings. We intend to enter into monthly foreign currency forward contracts and/or currency futures contracts designed to offset the Fund’s exposure to the component currencies, in order to replicate the hedge impact incorporated in the calculation of

1. The FTSE Developed Europe Capped Hedged Index is a free float-adjusted market capitalization-weighted index maintained and calculated by FTSE Russell with a capping methodology applied quarterly to issuer weights so that no single issuer of a component exceeds 25% of the index weight, and all issuers with weights above 5% do not cumulatively exceed 50% of the index’s weight. The FTSE Developed Europe Capped Hedged Index is based on the FTSE Developed Europe Hedged to USD Index and is designed to measure the performance of large- and mid-capitalization stocks from developed European countries. The FTSE Developed Europe Capped Hedged Index incorporates a hedge against non-U.S. currency fluctuations by reflecting the impact of rolling monthly currency forward contracts on the currencies represented in the FTSE Developed Europe Capped Hedged Index.

2. Source: FactSet.

The index is unmanaged and includes reinvestment of any income or distributions (after the deduction of certain withholding taxes). It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 193.

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FRANKLIN FTSE EUROPE HEDGED ETF

Top 10 Holdings

9/30/19

Company Sector/Industry, Country	% of Total Net Assets
Nestle SA Food Products, Switzerland	3.5%
Royal Dutch Shell PLC, A, B Oil, Gas & Consumable Fuels, United Kingdom	2.6%
Roche Holding AG Pharmaceuticals, Switzerland	2.3%
Novartis AG Pharmaceuticals, Switzerland	2.1%
HSBC Holdings PLC Banks, United Kingdom	1.7%
BP PLC Oil, Gas & Consumable Fuels, United Kingdom	1.4%
Total SA Oil, Gas & Consumable Fuels, France	1.4%
AstraZeneca PLC Pharmaceuticals, United Kingdom	1.3%
SAP SE Software, Germany	1.3%
GlaxoSmithKline PLC Pharmaceuticals, United Kingdom	1.2%

Top 10 Countries

9/30/19

% of Total Net Assets
United Kingdom	25.8%
France	16.8%
Switzerland	14.9%
Germany	13.4%
Spain	4.5%
Netherlands	4.4%
Sweden	4.0%
Italy	3.7%
Denmark	2.7%
Finland	1.9%

the Underlying Index. The Fund’s exposure to foreign currency forward contracts and currency futures contracts is based on the aggregate exposure of the Fund to the component currencies. The Fund will concentrate its investments (i.e., hold 25% or more of its net assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated.

What is a currency forward contract?

A currency forward contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency in exchange for another currency at a specific exchange rate on a future date. Currency forward contracts are privately traded in the interbank market, not on a centralized exchange.

What is a futures contract?

A futures contract is an agreement between the Fund and a counterparty made through a U.S. or foreign futures exchange to buy or sell an underlying instrument or asset at a specific price on a future date.

Thank you for your participation in Franklin FTSE Europe Hedged ETF. We look forward to serving your future investment needs.

Dina Ting, CFA

Louis Hsu, CFA

Portfolio Management Team

The foregoing information reflects our analysis, opinions and portfolio holdings as of September 30, 2019, the end of the reporting period. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

34	Semiannual Report	franklintempleton.com

FRANKLIN FTSE EUROPE HEDGED ETF

Performance Summary as of September 30, 2019

Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not include brokerage commissions that may be payable on secondary market transactions. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale or redemption of Fund shares.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (11/6/17), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV.

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 9/30/19

	Cumulative Total Return[1]		Average Annual Total Return[1]
	Based on NAV[2]	Based on market price[3]	Based on NAV[2]	Based on market price[3]
6-Month	+7.76%	+7.55%	+7.76%	+7.55%
1-Year	+8.21%	+8.17%	+8.21%	+8.17%
Since Inception (11/2/17)	+9.97%	+9.62%	+5.10%	+4.93%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 36 for Performance Summary footnotes.

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FRANKLIN FTSE EUROPE HEDGED ETF

PERFORMANCE SUMMARY

Distributions (4/1/19–9/30/19)

Net Investment Income
$0.308329

Total Annual Operating Expenses4

0.09%

All investments involve risks, including possible loss of principal. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. Special risks are associated with foreign investing, including currency fluctuations, economic instability and political developments. Investments in securities of European issuers involve risks that are specific to Europe, including certain legal, regulatory, political and economic risks. Because the Fund invests its assets primarily in companies in a specific country or region, the Fund may also experience greater volatility than a fund that is more broadly diversified geographically. Derivatives, including currency management strategies, involve costs and can create economic leverage in the portfolio which may result in significant volatility and cause the Fund to participate in losses on an amount that exceeds the Fund’s initial investment. The Fund may not achieve the anticipated benefits, and may realize losses when a counterparty fails to perform as promised. While the Fund’s use of foreign currency forward contracts and/or currency futures contracts is designed to minimize the impact of currency fluctuations on Fund returns, it does not necessarily eliminate the Fund’s exposure to the component currencies. The return of these currency hedging instruments will not perfectly offset the actual fluctuations between the component currencies and the U.S. dollar. Currency hedges are sometimes subject to imperfect matching between the derivative instruments and the currencies that the derivative instruments intend to hedge, and there can be no assurance that the Fund’s hedging transactions will be effective. The Fund’s exposure to the component currencies may not be fully hedged at all times. Because the Fund’s currency hedge is generally reset on a monthly basis, currency risk can develop or increase intra-month. The Fund’s prospectus also includes a description of the main investment risks.

ETFs trade like stocks, fluctuate in market value and may trade at prices above or below their net asset value. Brokerage commissions and ETF expenses will reduce returns.

1. Total return calculations represent the cumulative and average annual changes in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

2. Assumes reinvestment of distributions based on net asset value.

3. Assumes reinvestment of distributions based on market price.

4. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

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FRANKLIN FTSE EUROPE HEDGED ETF

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing Fund costs, including management fees and other Fund expenses. All funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value.” You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

	Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)

Beginning Account Value 4/1/19	Ending Account Value 9/30/19	Expenses Paid During Period 4/1/19–9/30/19[1,2]	Ending Account Value 9/30/19	Expenses Paid During Period 4/1/19–9/30/19[1,2]	Net Annualized Expense Ratio[2]
$1,000.00	$1,077.60	$0.47	$1,024.55	$0.46	0.09%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 183/366 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements.

franklintempleton.com	Semiannual Report	37

Franklin FTSE France ETF

This semiannual report for Franklin FTSE France ETF covers the period ended September 30, 2019.

Your Fund’s Goal and Main Investments

The Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the FTSE France RIC Capped Index (the FTSE France Capped Index or the Underlying Index).1 Under normal market conditions, the Fund invests at least 80% of its assets in the component securities of the FTSE France Capped Index and in depositary receipts representing such securities.

Performance Overview

During the six-month period, the Fund posted cumulative total returns of +5.24% based on market price and +5.52% based on net asset value. In comparison, the FTSE France Capped Index posted a +5.07% total return for the same period.2 You can find more of the Fund’s performance data in the Performance Summary beginning on page 40.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Investment Strategy

The Fund, using a “passive” or indexing investment approach, seeks investment results that closely correspond, before fees and expenses, to the performance of the FTSE France Capped Index. We seek to achieve, over time, a correlation between the Fund’s performance, before fees and expenses, and that of the Underlying Index of 0.95 or better. A figure of 1.00 would indicate perfect correlation. Our intention is to

Top 10 Sectors/Industries

9/30/19

% of Total Net Assets
Textiles, Apparel & Luxury Goods	13.1%
Aerospace & Defense	9.0%
Oil, Gas & Consumable Fuels	8.2%
Pharmaceuticals	6.8%
Banks	5.7%
Personal Products	4.4%
Chemicals	4.3%
Construction & Engineering	4.3%
Electrical Equipment	4.3%
Insurance	3.8%

replicate the component securities of the Underlying Index as closely as possible (i.e., invest in all of the component securities in their respective weightings in the Underlying Index). However, under various circumstances, it may not be possible or practicable to replicate the Underlying Index. In these circumstances, we may use a “representative sampling” strategy whereby we would invest in what we believe to be a representative sample of the component securities of the Underlying Index, but may not track the Underlying Index with the same degree of accuracy as would an investment vehicle replicating the entire Underlying Index. Under the representative sampling technique, we will select securities that collectively have an investment profile similar to that of the Underlying Index, including securities that resemble those included in the Underlying Index in terms of risk factors, performance attributes and other characteristics, such as market capitalization and industry weightings. The Fund will concentrate its investments (i.e., hold 25% or more of its net assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated.

1. The FTSE France Capped Index is a free float-adjusted market capitalization-weighted index maintained and calculated by FTSE Russell with a capping methodology applied quarterly to issuer weights so that no single issuer of a component exceeds 25% of the index weight, and all issuers with weights above 5% do not cumulatively exceed 50% of the index’s weight. The FTSE France Capped Index is based on the FTSE France Index and is designed to measure the performance of French large- and mid-capitalization stocks.

2. Source: FactSet.

The index is unmanaged and includes reinvestment of any income or distributions (after the deduction of certain withholding taxes). It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 207.

38	Semiannual Report	franklintempleton.com

FRANKLIN FTSE FRANCE ETF

Top 10 Holdings

9/30/19

Company Sector/Industry, Country	% of Total Net Assets
Total SA Oil, Gas & Consumable Fuels, France	8.2%
Sanofi Pharmaceuticals, France	6.6%
LVMH Moet Hennessy Louis Vuitton SE Textiles, Apparel & Luxury Goods, France	6.5%
Airbus SE Aerospace & Defense, France	4.7%
L’Oreal SA Personal Products, France	4.4%
Air Liquide SA Chemicals, France	3.9%
Danone SA Food Products, France	3.5%
BNP Paribas SA Banks, France	3.4%
Safran SA Aerospace & Defense, France	3.4%
Vinci SA Construction & Engineering, France	3.3%

Thank you for your participation in Franklin FTSE France ETF. We look forward to serving your future investment needs.

Dina Ting, CFA

Louis Hsu, CFA

Portfolio Management Team

The foregoing information reflects our analysis, opinions and portfolio holdings as of September 30, 2019, the end of the reporting period. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

franklintempleton.com	Semiannual Report	39

FRANKLIN FTSE FRANCE ETF

Performance Summary as of September 30, 2019

Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not include brokerage commissions that may be payable on secondary market transactions. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale or redemption of Fund shares.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (11/6/17), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV.

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 9/30/19

	Cumulative Total Return[1]		Average Annual Total Return[1]
	Based on NAV[2]	Based on market price[3]	Based on NAV[2]	Based on market price[3]
6-Month	+5.52%	+5.24%	+5.52%	+5.24%
1-Year	-0.65%	-0.42%	-0.65%	-0.42%
Since Inception (11/2/17)	+2.55%	+2.74%	+1.33%	+1.43%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 41 for Performance Summary footnotes.

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FRANKLIN FTSE FRANCE ETF

PERFORMANCE SUMMARY

Distributions (4/1/19–9/30/19)

Net Investment Income
$0.282828

Total Annual Operating Expenses4

0.09%

All investments involve risks, including possible loss of principal. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. Special risks are associated with foreign investing, including currency fluctuations, economic instability and political developments. Investments in securities of French issuers involve risks that are specific to France, including certain legal, regulatory, political and economic risks. Because the Fund invests its assets primarily in companies in a specific country or region, the Fund may also experience greater volatility than a fund that is more broadly diversified geographically. As a non-diversified fund, the Fund may invest in a relatively small number of issuers and, as a result, be subject to a greater risk of loss with respect to its portfolio securities. The Fund’s prospectus also includes a description of the main investment risks.

ETFs trade like stocks, fluctuate in market value and may trade at prices above or below their net asset value. Brokerage commissions and ETF expenses will reduce returns.

1. Total return calculations represent the cumulative and average annual changes in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

2. Assumes reinvestment of distributions based on net asset value.

3. Assumes reinvestment of distributions based on market price.

4. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

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FRANKLIN FTSE FRANCE ETF

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing Fund costs, including management fees and other Fund expenses. All funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value.” You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

	Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)

Beginning Account Value 4/1/19	Ending Account Value 9/30/19	Expenses Paid During Period 4/1/19–9/30/19[1,2]	Ending Account Value 9/30/19	Expenses Paid During Period 4/1/19–9/30/19[1,2]	Net Annualized Expense Ratio[2]
$1,000.00	$1,055.20	$0.46	$1,024.55	$0.46	0.09%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 183/366 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements.

42	Semiannual Report	franklintempleton.com

Franklin FTSE Germany ETF

This semiannual report for Franklin FTSE Germany ETF covers the period ended September 30, 2019.

Your Fund’s Goal and Main Investments

The Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the FTSE Germany RIC Capped Index (the FTSE Germany Capped Index or the Underlying Index).1 Under normal market conditions, the Fund invests at least 80% of its assets in the component securities of the FTSE Germany Capped Index and in depositary receipts representing such securities.

Performance Overview

During the six-month period, the Fund posted cumulative total returns of +3.30% based on market price and +3.35% based on net asset value. In comparison, the FTSE Germany Capped Index posted a +3.11% total return for the same period.2 You can find more of the Fund’s performance data in the Performance Summary beginning on page 45.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Investment Strategy

The Fund, using a “passive” or indexing investment approach, seeks investment results that closely correspond, before fees and expenses, to the performance of the FTSE Germany Capped Index. We seek to achieve, over time, a correlation between the Fund’s performance, before fees and expenses, and that of the Underlying Index of 0.95 or better. A figure of 1.00 would indicate perfect correlation. Our intention is to

Top 10 Sectors/Industries

9/30/19

% of Total Net Assets
Insurance	12.1%
Software	9.6%
Automobiles	9.4%
Chemicals	8.3%
Industrial Conglomerates	7.1%
Pharmaceuticals	6.6%
Textiles, Apparel & Luxury Goods	5.8%
Diversified Telecommunication Services	4.9%
Real Estate Management & Development	4.5%
Capital Markets	3.7%

replicate the component securities of the Underlying Index as closely as possible (i.e., invest in all of the component securities in their respective weightings in the Underlying Index). However, under various circumstances, it may not be possible or practicable to replicate the Underlying Index. In these circumstances, we may use a “representative sampling” strategy whereby we would invest in what we believe to be a representative sample of the component securities of the Underlying Index, but may not track the Underlying Index with the same degree of accuracy as would an investment vehicle replicating the entire Underlying Index. Under the representative sampling technique, we will select securities that collectively have an investment profile similar to that of the Underlying Index, including securities that resemble those included in the Underlying Index in terms of risk factors, performance attributes and other characteristics, such as market capitalization and industry weightings. The Fund will concentrate its investments (i.e., hold 25% or more of its net assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated.

1. The FTSE Germany Capped Index is a free float-adjusted market capitalization-weighted index maintained and calculated by FTSE Russell with a capping methodology applied quarterly to issuer weights so that no single issuer of a component exceeds 25% of the index weight, and all issuers with weights above 5% do not cumulatively exceed 50% of the index’s weight. The FTSE Germany Capped Index is based on the FTSE Germany Index and is designed to measure the performance of German large- and mid-capitalization stocks.

2. Source: FactSet.

The index is unmanaged and includes reinvestment of any income or distributions (after the deduction of certain withholding taxes). It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 210.

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FRANKLIN FTSE GERMANY ETF

Top 10 Holdings

9/30/19

Company Sector/Industry, Country	% of Total Net Assets
SAP SE Software, Germany	9.4%
Allianz SE Insurance, Germany	8.1%
Siemens AG Industrial Conglomerates, Germany	6.7%
Bayer AG Pharmaceuticals, Germany	5.4%
BASF SE Chemicals, Germany	5.3%
Adidas AG Textiles, Apparel & Luxury Goods, Germany	5.0%
Deutsche Telekom AG Diversified Telecommunication Services, Germany	4.4%
Daimler AG Automobiles, Germany	3.5%
Muenchener Rueckversicherungs-Gesellschaft Aktiengesellschaft in Muenchen Insurance, Germany	3.1%
Volkswagen AG Automobiles, Germany	3.1%

Thank you for your participation in Franklin FTSE Germany ETF. We look forward to serving your future investment needs.

Dina Ting, CFA

Louis Hsu, CFA

Portfolio Management Team

The foregoing information reflects our analysis, opinions and portfolio holdings as of September 30, 2019, the end of the reporting period. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

44	Semiannual Report	franklintempleton.com

FRANKLIN FTSE GERMANY ETF

Performance Summary as of September 30, 2019

Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not include brokerage commissions that may be payable on secondary market transactions. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale or redemption of Fund shares.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (11/6/17), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV.

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 9/30/19

	Cumulative Total Return[1]		Average Annual Total Return[1]
	Based on NAV[2]	Based on market price[3]	Based on NAV[2]	Based on market price[3]
6-Month	+3.35%	+3.30%	+3.35%	+3.30%
1-Year	-6.33%	-6.04%	-6.33%	-6.04%
Since Inception (11/2/17)	-14.15%	-14.11%	-7.68%	-7.66%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 46 for Performance Summary footnotes.

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FRANKLIN FTSE GERMANY ETF

PERFORMANCE SUMMARY

Distributions (4/1/19–9/30/19)

Net Investment Income
$0.480094

Total Annual Operating Expenses4

0.09%

All investments involve risks, including possible loss of principal. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. Special risks are associated with foreign investing, including currency fluctuations, economic instability and political developments. Investments in securities of German issuers involve risks that are specific to Germany, including certain legal, regulatory, political and economic risks. Because the Fund invests its assets primarily in companies in a specific country or region, the Fund may also experience greater volatility than a fund that is more broadly diversified geographically. As a non-diversified fund, the Fund may invest in a relatively small number of issuers and, as a result, be subject to a greater risk of loss with respect to its portfolio securities. The Fund’s prospectus also includes a description of the main investment risks.

ETFs trade like stocks, fluctuate in market value and may trade at prices above or below their net asset value. Brokerage commissions and ETF expenses will reduce returns.

1. Total return calculations represent the cumulative and average annual changes in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

2. Assumes reinvestment of distributions based on net asset value.

3. Assumes reinvestment of distributions based on market price.

4. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

46	Semiannual Report	franklintempleton.com

FRANKLIN FTSE GERMANY ETF

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing Fund costs, including management fees and other Fund expenses. All funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value.” You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

	Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)

Beginning Account Value 4/1/19	Ending Account Value 9/30/19	Expenses Paid During Period 4/1/19–9/30/19[1,2]	Ending Account Value 9/30/19	Expenses Paid During Period 4/1/19–9/30/19[1,2]	Net Annualized Expense Ratio[2]
$1,000.00	$1,033.50	$0.46	$1,024.55	$0.46	0.09%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 183/366 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements.

franklintempleton.com	Semiannual Report	47

Franklin FTSE Hong Kong ETF

This semiannual report for Franklin FTSE Hong Kong ETF covers the period ended September 30, 2019.

Your Fund’s Goal and Main Investments

The Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the FTSE Hong Kong RIC Capped Index (the FTSE Hong Kong Capped Index or the Underlying Index).1 Under normal market conditions, the Fund invests at least 80% of its assets in the component securities of the FTSE Hong Kong Capped Index and in depositary receipts representing such securities.

Performance Overview

During the six-month period, the Fund posted cumulative total returns of -10.98% based on market price and -10.63% based on net asset value. In comparison, the FTSE Hong Kong Capped Index posted a -10.60% total return for the same period.2 You can find more of the Fund’s performance data in the Performance Summary beginning on page 50.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Investment Strategy

The Fund, using a “passive” or indexing investment approach, seeks investment results that closely correspond, before fees and expenses, to the performance of the FTSE Hong Kong Capped Index. We seek to achieve, over time, a correlation between the Fund’s performance, before fees and expenses, and that of the Underlying Index of 0.95 or better. A figure of 1.00 would indicate perfect correlation. Our intention is to

Top 10 Sectors/Industries

9/30/19

% of Total Net Assets
Insurance	19.4%
Real Estate Management & Development	18.8%
Industrial Conglomerates	8.3%
Capital Markets	7.3%
Hotels, Restaurants & Leisure	7.0%
Banks	6.1%
Electric Utilities	5.8%
Food Products	5.5%
Equity Real Estate Investment Trusts (REITs)	4.7%
Gas Utilities	3.8%

replicate the component securities of the Underlying Index as closely as possible (i.e., invest in all of the component securities in their respective weightings in the Underlying Index). However, under various circumstances, it may not be possible or practicable to replicate the Underlying Index. In these circumstances, we may use a “representative sampling” strategy whereby we would invest in what we believe to be a representative sample of the component securities of the Underlying Index, but may not track the Underlying Index with the same degree of accuracy as would an investment vehicle replicating the entire Underlying Index. Under the representative sampling technique, we will select securities that collectively have an investment profile similar to that of the Underlying Index, including securities that resemble those included in the Underlying Index in terms of risk factors, performance attributes and other characteristics, such as market capitalization and industry weightings. The Fund will concentrate its investments (i.e., hold 25% or more of its net assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated.

1. The FTSE Hong Kong Capped Index is a free float-adjusted market capitalization-weighted index maintained and calculated by FTSE Russell with a capping methodology applied quarterly to issuer weights so that no single issuer of a component exceeds 25% of the index weight, and all issuers with weights above 5% do not cumulatively exceed 50% of the index’s weight. The FTSE Hong Kong Capped Index is based on the FTSE Hong Kong Index and is designed to measure the performance of Hong Kong large- and mid-capitalization stocks.

2. Source: FactSet.

The index is unmanaged and includes reinvestment of any income or distributions (after the deduction of certain withholding taxes). It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 213.

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FRANKLIN FTSE HONG KONG ETF

Top 10 Holdings

9/30/19

Company Sector/Industry, Country	% of Total Net Assets
AIA Group Ltd. Insurance, Hong Kong	19.4%
Hong Kong Exchanges and Clearing Ltd. Capital Markets, Hong Kong	7.0%
CK Hutchison Holdings Ltd. Industrial Conglomerates, Hong Kong	4.5%
Link REIT Equity Real Estate Investment Trusts (REITs), Hong Kong	4.4%
Sun Hung Kai Properties Ltd. Real Estate Management & Development, Hong Kong	3.9%
Hong Kong and China Gas Co. Ltd. Gas Utilities, Hong Kong	3.7%
CK Asset Holdings Ltd. Real Estate Management & Development, Hong Kong	3.5%
CLP Holdings Ltd. Electric Utilities, Hong Kong	3.3%
Hang Seng Bank Ltd. Banks, Hong Kong	3.0%
Galaxy Entertainment Group Ltd. Hotels, Restaurants & Leisure, Macau	2.5%

Thank you for your participation in Franklin FTSE Hong Kong ETF. We look forward to serving your future investment needs.

Dina Ting, CFA

Louis Hsu, CFA

Portfolio Management Team

The foregoing information reflects our analysis, opinions and portfolio holdings as of September 30, 2019, the end of the reporting period. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

franklintempleton.com	Semiannual Report	49

FRANKLIN FTSE HONG KONG ETF

Performance Summary as of September 30, 2019

Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not include brokerage commissions that may be payable on secondary market transactions. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale or redemption of Fund shares.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (11/6/17), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV.

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 9/30/19

	Cumulative Total Return[1]		Average Annual Total Return[1]
	Based on NAV[2]	Based on market price[3]	Based on NAV[2]	Based on market price[3]
6-Month	-10.63%	-10.98%	-10.63%	-10.98%
1-Year	-3.07%	-3.15%	-3.07%	-3.15%
Since Inception (11/2/17)	-2.71%	-2.60%	-1.43%	-1.37%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 51 for Performance Summary footnotes.

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FRANKLIN FTSE HONG KONG ETF

PERFORMANCE SUMMARY

Distributions (4/1/19–9/30/19)

Net Investment Income
$0.350381

Total Annual Operating Expenses4

0.09%

All investments involve risks, including possible loss of principal. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. Special risks are associated with foreign investing, including currency fluctuations, economic instability and political developments. Investments in securities of Hong Kong issuers involve risks that are specific to Hong Kong, including certain legal, regulatory, political and economic risks. Because the Fund invests its assets primarily in companies in a specific country or region, the Fund may also experience greater volatility than a fund that is more broadly diversified geographically. As a non-diversified fund, the Fund may invest in a relatively small number of issuers and, as a result, be subject to a greater risk of loss with respect to its portfolio securities. The Fund’s prospectus also includes a description of the main investment risks.

ETFs trade like stocks, fluctuate in market value and may trade at prices above or below their net asset value. Brokerage commissions and ETF expenses will reduce returns.

1. Total return calculations represent the cumulative and average annual changes in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

2. Assumes reinvestment of distributions based on net asset value.

3. Assumes reinvestment of distributions based on market price.

4. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

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FRANKLIN FTSE HONG KONG ETF

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing Fund costs, including management fees and other Fund expenses. All funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value.” You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

	Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)

Beginning Account Value 4/1/19	Ending Account Value 9/30/19	Expenses Paid During Period 4/1/19–9/30/19[1,2]	Ending Account Value 9/30/19	Expenses Paid During Period 4/1/19–9/30/19[1,2]	Net Annualized Expense Ratio[2]
$1,000.00	$893.70	$0.43	$1,024.55	$0.46	0.09%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 183/366 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements.

52	Semiannual Report	franklintempleton.com

Franklin FTSE India ETF

This semiannual report for Franklin FTSE India ETF covers the period ended September 30, 2019.

Your Fund’s Goal and Main Investments

The Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the FTSE India RIC Capped Index (the FTSE India Capped Index or the Underlying Index).1 Under normal market conditions, the Fund invests at least 80% of its assets in the component securities of the FTSE India Capped Index and in depositary receipts representing such securities.

Performance Overview

During the six-month period, the Fund posted cumulative total returns of -4.80% based on market price and -5.33% based on net asset value. In comparison, the FTSE India Capped Index posted a -5.21% total return for the same period.2 You can find more of the Fund’s performance data in the Performance Summary beginning on page 55.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Investment Strategy

The Fund, using a “passive” or indexing investment approach, seeks investment results that closely correspond, before fees and expenses, to the performance of the FTSE India Capped Index. We seek to achieve, over time, a correlation between the Fund’s performance, before fees and expenses, and that of the Underlying Index of 0.95 or better. A figure of 1.00 would indicate perfect correlation. Our intention is to replicate

Top 10 Sectors/Industries

9/30/19

% of Total Net Assets
IT Services	16.6%
Oil, Gas & Consumable Fuels	15.9%
Thrifts & Mortgage Finance	9.7%
Banks	7.0%
Automobiles	5.5%
Pharmaceuticals	4.0%
Household Products	3.7%
Chemicals	3.3%
Insurance	3.0%

the component securities of the Underlying Index as closely as possible (i.e., invest in all of the component securities in their respective weightings in the Underlying Index). However, under various circumstances, it may not be possible or practicable to replicate the Underlying Index. In these circumstances, we may use a “representative sampling” strategy whereby we would invest in what we believe to be a representative sample of the component securities of the Underlying Index, but may not track the Underlying Index with the same degree of accuracy as would an investment vehicle replicating the entire Underlying Index. Under the representative sampling technique, we will select securities that collectively have an investment profile similar to that of the Underlying Index, including securities that resemble those included in the Underlying Index in terms of risk factors, performance attributes and other characteristics, such as market capitalization and industry weightings. The Fund will concentrate its investments (i.e., hold 25% or more of its net assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated.

1. The FTSE India Capped Index is a free float-adjusted market capitalization-weighted index maintained and calculated by FTSE Russell with a capping methodology applied quarterly to issuer weights so that no single issuer of a component exceeds 25% of the index weight, and all issuers with weights above 5% do not cumulatively exceed 50% of the index’s weight. The FTSE India Capped Index is based on the FTSE India Index and is designed to measure the performance of Indian large- and mid-capitalization stocks.

2. Source: FactSet.

The index is unmanaged and includes reinvestment of any income or distributions (after the deduction of certain withholding taxes). It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 217.

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FRANKLIN FTSE INDIA ETF

Top 10 Holdings

9/30/19

Company Sector/Industry, Country	% of Total Net Assets
Reliance Industries Ltd. Oil, Gas & Consumable Fuels, India	11.0%
Housing Development Finance Corp. Ltd. Thrifts & Mortgage Finance, India	9.0%
Infosys Ltd. IT Services, India	7.9%
Tata Consultancy Services Ltd. IT Services, India	5.0%
Hindustan Unilever Ltd. Household Products, India	3.7%
Axis Bank Ltd. Banks, India	3.3%
Maruti Suzuki India Ltd. Automobiles, India	2.1%
ITC Ltd. Tobacco, India	2.0%
Bajaj Finance Ltd. Consumer Finance, India	1.9%
Bharti Airtel Ltd. Wireless Telecommunication Services, India	1.6%

Thank you for your participation in Franklin FTSE India ETF. We look forward to serving your future investment needs.

Dina Ting, CFA

Louis Hsu, CFA

Portfolio Management Team

The foregoing information reflects our analysis, opinions and portfolio holdings as of September 30, 2019, the end of the reporting period. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

54	Semiannual Report	franklintempleton.com

FRANKLIN FTSE INDIA ETF

Performance Summary as of September 30, 2019

Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not include brokerage commissions that may be payable on secondary market transactions. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale or redemption of Fund shares.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (2/9/18), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV.

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 9/30/19

	Cumulative Total Return[1]		Average Annual Total Return[1]
	Based on NAV[2]	Based on market price[3]	Based on NAV[2]	Based on market price[3]
6-Month	-5.33%	-4.80%	-5.33%	-4.80%
1-Year	+2.82%	+3.61%	+2.82%	+3.61%
Since Inception (2/6/18)	-5.92%	-5.11%	-3.64%	-3.13%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 56 for Performance Summary footnotes.

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FRANKLIN FTSE INDIA ETF

PERFORMANCE SUMMARY

Distributions (4/1/19–9/30/19)

Net Investment Income
$0.175375

Total Annual Operating Expenses4

0.19%

All investments involve risks, including possible loss of principal. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. Special risks are associated with foreign investing, including currency fluctuations, economic instability and political developments. Investments in developing markets involve heightened risks related to the same factors, in addition to those associated with these markets’ smaller size, lesser liquidity and lack of established legal, political, business and social frameworks to support securities markets. Investments in securities of Indian issuers involve risks that are specific to India, including certain legal, regulatory, political and economic risks. There are special risks associated with investments in India, including exposure to currency fluctuations, less liquidity, expropriation, confiscatory taxation, and exchange control regulations (including currency blockage). Because the Fund invests its assets primarily in companies in a specific country or region, the Fund may also experience greater volatility than a fund that is more broadly diversified geographically. As a non-diversified fund, the Fund may invest in a relatively small number of issuers and, as a result, be subject to a greater risk of loss with respect to its portfolio securities. The Fund’s prospectus also includes a description of the main investment risks.

ETFs trade like stocks, fluctuate in market value and may trade at prices above or below their net asset value. Brokerage commissions and ETF expenses will reduce returns.

1. Total return calculations represent the cumulative and average annual changes in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

2. Assumes reinvestment of distributions based on net asset value.

3. Assumes reinvestment of distributions based on market price.

4. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

56	Semiannual Report	franklintempleton.com

FRANKLIN FTSE INDIA ETF

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing Fund costs, including management fees and other Fund expenses. All funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value.” You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

	Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)

Beginning Account Value 4/1/19	Ending Account Value 9/30/19	Expenses Paid During Period 4/1/19–9/30/19[1,2]	Ending Account Value 9/30/19	Expenses Paid During Period 4/1/19–9/30/19[1,2]	Net Annualized Expense Ratio[2]
$1,000.00	$946.70	$0.92	$1,024.05	$0.96	0.19%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 183/366 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements.

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Franklin FTSE Italy ETF

This semiannual report for Franklin FTSE Italy ETF covers the period ended September 30, 2019.

Your Fund’s Goal and Main Investments

The Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the FTSE Italy RIC Capped Index (the FTSE Italy Capped Index or the Underlying Index).1 Under normal market conditions, the Fund invests at least 80% of its assets in the component securities of the FTSE Italy Capped Index and in depositary receipts representing such securities.

Performance Overview

During the six-month period, the Fund posted cumulative total returns of +2.74% based on market price and +3.01% based on net asset value. In comparison, the FTSE Italy Capped Index posted a +2.65% total return for the same period.2 You can find more of the Fund’s performance data in the Performance Summary beginning on page 60.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Investment Strategy

The Fund, using a “passive” or indexing investment approach, seeks investment results that closely correspond, before fees and expenses, to the performance of the FTSE Italy Capped Index. We seek to achieve, over time, a correlation between the Fund’s performance, before fees and expenses, and that of the Underlying Index of 0.95 or better. A figure of 1.00 would indicate perfect correlation. Our intention is to replicate

Top 10 Sectors/Industries

9/30/19

% of Total Net Assets
Banks	22.6%
Electric Utilities	17.9%
Oil, Gas & Consumable Fuels	10.1%
Insurance	8.7%
Automobiles	8.2%
Gas Utilities	4.0%
Diversified Telecommunication Services	3.6%
Transportation Infrastructure	3.5%
Machinery	2.9%
Diversified Financial Services	2.8%

the component securities of the Underlying Index as closely as possible (i.e., invest in all of the component securities in their respective weightings in the Underlying Index). However, under various circumstances, it may not be possible or practicable to replicate the Underlying Index. In these circumstances, we may use a “representative sampling” strategy whereby we would invest in what we believe to be a representative sample of the component securities of the Underlying Index, but may not track the Underlying Index with the same degree of accuracy as would an investment vehicle replicating the entire Underlying Index. Under the representative sampling technique, we will select securities that collectively have an investment profile similar to that of the Underlying Index, including securities that resemble those included in the Underlying Index in terms of risk factors, performance attributes and other characteristics, such as market capitalization and industry weightings. The Fund will concentrate its investments (i.e., hold 25% or more of its net assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated.

1. The FTSE Italy Capped Index is a free float-adjusted market capitalization-weighted index maintained and calculated by FTSE Russell with a capping methodology applied quarterly to issuer weights so that no single issuer of a component exceeds 25% of the index weight, and all issuers with weights above 5% do not cumulatively exceed 50% of the index’s weight. The FTSE Italy Capped Index is based on the FTSE Italy Index and is designed to measure the performance of Italian large- and mid-capitalization stocks.

2. Source: FactSet.

The index is unmanaged and includes reinvestment of any income or distributions (after the deduction of certain withholding taxes). It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 222.

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FRANKLIN FTSE ITALY ETF

Top 10 Holdings

9/30/19

Company Sector/Industry, Country	% of Total Net Assets
Enel SpA Electric Utilities, Italy	15.1%
Eni SpA Oil, Gas & Consumable Fuels, Italy	10.1%
Intesa Sanpaolo SpA Banks, Italy	9.4%
UniCredit SpA Banks, Italy	7.0%
Assicurazioni Generali SpA Insurance, Italy	6.7%
Ferrari NV Automobiles, Italy	4.6%
Fiat Chrysler Automobiles NV Automobiles, United Kingdom	3.6%
Atlantia SpA Transportation Infrastructure, Italy	3.5%
Snam SpA Gas Utilities, Italy	3.2%
CNH Industrial NV Machinery, United Kingdom	2.9%

Thank you for your participation in Franklin FTSE Italy ETF. We look forward to serving your future investment needs.

Dina Ting, CFA

Louis Hsu, CFA

Portfolio Management Team

The foregoing information reflects our analysis, opinions and portfolio holdings as of September 30, 2019, the end of the reporting period. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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FRANKLIN FTSE ITALY ETF

Performance Summary as of September 30, 2019

Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not include brokerage commissions that may be payable on secondary market transactions. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale or redemption of Fund shares.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (11/6/17), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV.

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 9/30/19

	Cumulative Total Return[1]		Average Annual Total Return[1]
	Based on NAV[2]	Based on market price[3]	Based on NAV[2]	Based on market price[3]
6-Month	+3.01%	+2.74%	+3.01%	+2.74%
1-Year	+3.58%	+3.81%	+3.58%	+3.81%
Since Inception (11/2/17)	-3.98%	-3.99%	-2.10%	-2.11%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 61 for Performance Summary footnotes.

60	Semiannual Report	franklintempleton.com

FRANKLIN FTSE ITALY ETF

PERFORMANCE SUMMARY

Distributions (4/1/19–9/30/19)

Net Investment Income
$0.671170

Total Annual Operating Expenses4

0.09%

All investments involve risks, including possible loss of principal. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. Special risks are associated with foreign investing, including currency fluctuations, economic instability and political developments. Investments in securities of Italian issuers involve risks that are specific to Italy, including certain legal, regulatory, political and economic risks. Because the Fund invests its assets primarily in companies in a specific country or region, the Fund may also experience greater volatility than a fund that is more broadly diversified geographically. As a non-diversified fund, the Fund may invest in a relatively small number of issuers and, as a result, be subject to a greater risk of loss with respect to its portfolio securities. The Fund’s prospectus also includes a description of the main investment risks.

ETFs trade like stocks, fluctuate in market value and may trade at prices above or below their net asset value. Brokerage commissions and ETF expenses will reduce returns.

1. Total return calculations represent the cumulative and average annual changes in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

2. Assumes reinvestment of distributions based on net asset value.

3. Assumes reinvestment of distributions based on market price.

4. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

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FRANKLIN FTSE ITALY ETF

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing Fund costs, including management fees and other Fund expenses. All funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value.” You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

	Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)

Beginning Account Value 4/1/19	Ending Account Value 9/30/19	Expenses Paid During Period 4/1/19–9/30/19[1,2]	Ending Account Value 9/30/19	Expenses Paid During Period 4/1/19–9/30/19[1,2]	Net Annualized Expense Ratio[2]
$1,000.00	$1,030.10	$0.46	$1,024.55	$0.46	0.09%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 183/366 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements.

62	Semiannual Report	franklintempleton.com

Franklin FTSE Japan ETF

This semiannual report for Franklin FTSE Japan ETF covers the period ended September 30, 2019.

Your Fund’s Goal and Main Investments

The Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the FTSE Japan RIC Capped Index (the FTSE Japan Capped Index or the Underlying Index).1 Under normal market conditions, the Fund invests at least 80% of its assets in the component securities of the FTSE Japan Capped Index and in depositary receipts representing such securities.

Performance Overview

During the six-month period, the Fund posted cumulative total returns of +4.15% based on market price and +3.61% based on net asset value. In comparison, the FTSE Japan Capped Index posted a +3.53% total return for the same period.2 You can find more of the Fund’s performance data in the Performance Summary beginning on page 65.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Investment Strategy

The Fund, using a “passive” or indexing investment approach, seeks investment results that closely correspond, before fees and expenses, to the performance of the FTSE Japan Capped Index. We seek to achieve, over time, a correlation between the Fund’s performance, before fees and expenses, and that of the Underlying Index of 0.95 or better. A figure of 1.00 would indicate perfect correlation. Our intention is to

Top 10 Sectors/Industries

9/30/19

% of Total Net Assets
Automobiles	7.4%
Pharmaceuticals	5.9%
Banks	5.8%
Electronic Equipment, Instruments & Components	5.8%
Machinery	5.2%
Road & Rail	4.8%
Chemicals	4.5%
Wireless Telecommunication Services	4.3%
Trading Companies & Distributors	3.5%
Household Durables	3.4%

replicate the component securities of the Underlying Index as closely as possible (i.e., invest in all of the component securities in their respective weightings in the Underlying Index). However, under various circumstances, it may not be possible or practicable to replicate the Underlying Index. In these circumstances, we may use a “representative sampling” strategy whereby we would invest in what we believe to be a representative sample of the component securities of the Underlying Index, but may not track the Underlying Index with the same degree of accuracy as would an investment vehicle replicating the entire Underlying Index. Under the representative sampling technique, we will select securities that collectively have an investment profile similar to that of the Underlying Index, including securities that resemble those included in the Underlying Index in terms of risk factors, performance attributes and other characteristics, such as market capitalization and industry weightings. The Fund will concentrate its investments (i.e., hold 25% or more of its net assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated.

1. The FTSE Japan Capped Index is a free float-adjusted market capitalization-weighted index maintained and calculated by FTSE Russell with a capping methodology applied quarterly to issuer weights so that no single issuer of a component exceeds 25% of the index weight, and all issuers with weights above 5% do not cumulatively exceed 50% of the index’s weight. The FTSE Japan Capped Index is based on the FTSE Japan Index and is designed to measure the performance of Japanese large- and mid-capitalization stocks.

2. Source: FactSet.

The index is unmanaged and includes reinvestment of any income or distributions (after the deduction of certain withholding taxes). It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 224.

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FRANKLIN FTSE JAPAN ETF

Top 10 Holdings

9/30/19

Company Sector/Industry, Country	% of Total Net Assets
Toyota Motor Corp. Automobiles, Japan	4.5%
Sony Corp. Household Durables, Japan	2.0%
SoftBank Group Corp. Wireless Telecommunication Services, Japan	1.7%
Mitsubishi UFJ Financial Group Inc. Banks, Japan	1.7%
Keyence Corp. Electronic Equipment, Instruments & Components, Japan	1.5%
Takeda Pharmaceutical Co. Ltd. Pharmaceuticals, Japan	1.4%
KDDI Corp. Wireless Telecommunication Services, Japan	1.2%
Honda Motor Co. Ltd. Automobiles, Japan	1.2%
Sumitomo Mitsui Financial Group Inc. Banks, Japan	1.2%
Shin-Etsu Chemical Co. Ltd. Chemicals, Japan	1.2%

Thank you for your participation in Franklin FTSE Japan ETF. We look forward to serving your future investment needs.

Dina Ting, CFA

Louis Hsu, CFA

Portfolio Management Team

The foregoing information reflects our analysis, opinions and portfolio holdings as of September 30, 2019, the end of the reporting period. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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FRANKLIN FTSE JAPAN ETF

Performance Summary as of September 30, 2019

Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not include brokerage commissions that may be payable on secondary market transactions. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale or redemption of Fund shares.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (11/6/17), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV.

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 9/30/19

	Cumulative Total Return[1]		Average Annual Total Return[1]
	Based on NAV[2]	Based on market price[3]	Based on NAV[2]	Based on market price[3]
6-Month	+3.61%	+4.15%	+3.61%	+4.15%
1-Year	-5.43%	-4.70%	-5.43%	-4.70%
Since Inception (11/2/17)	-1.82%	-1.07%	-0.96%	-0.56%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 66 for Performance Summary footnotes.

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FRANKLIN FTSE JAPAN ETF

PERFORMANCE SUMMARY

Distributions (4/1/19–9/30/19)

Net Investment Income
$0.293796

Total Annual Operating Expenses4

0.09%

All investments involve risks, including possible loss of principal. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. Special risks are associated with foreign investing, including currency fluctuations, economic instability and political developments. Investments in securities of Japanese issuers involve risks that are specific to Japan, including certain legal, regulatory, political and economic risks. Because the Fund invests its assets primarily in companies in a specific country or region, the Fund may also experience greater volatility than a fund that is more broadly diversified geographically. The Fund’s prospectus also includes a description of the main investment risks.

ETFs trade like stocks, fluctuate in market value and may trade at prices above or below their net asset value. Brokerage commissions and ETF expenses will reduce returns.

1. Total return calculations represent the cumulative and average annual changes in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

2. Assumes reinvestment of distributions based on net asset value.

3. Assumes reinvestment of distributions based on market price.

4. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

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FRANKLIN FTSE JAPAN ETF

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing Fund costs, including management fees and other Fund expenses. All funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value.” You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

	Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)

Beginning Account Value 4/1/19	Ending Account Value 9/30/19	Expenses Paid During Period 4/1/19–9/30/19[1,2]	Ending Account Value 9/30/19	Expenses Paid During Period 4/1/19–9/30/19[1,2]	Net Annualized Expense Ratio[2]
$1,000.00	$1,036.10	$0.46	$1,024.55	$0.46	0.09%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 183/366 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements.

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Franklin FTSE Japan Hedged ETF

This semiannual report for Franklin FTSE Japan Hedged ETF covers the period ended September 30, 2019.

Your Fund’s Goal and Main Investments

The Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the FTSE Japan RIC Capped Hedged to USD Index (the FTSE Japan Capped Hedged Index or the Underlying Index).1 Under normal market conditions, the Fund invests at least 80% of its assets in the component securities of the FTSE Japan Capped Hedged Index and in depositary receipts representing such securities, including indirectly through Franklin FTSE Japan ETF (Underlying Fund).

Performance Overview

During the six-month, the Fund posted cumulative total returns of +3.07% based on market price and +2.16% based on net asset value. In comparison, the FTSE Japan Capped Hedged Index posted a +2.22% total return for the same period.2 You can find more of the Fund’s performance data in the Performance Summary beginning on page 70.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Investment Strategy

The Fund, using a “passive” or indexing investment approach, seeks investment results that closely correspond, before fees and expenses, to the performance of the FTSE Japan Capped Hedged Index. We seek to achieve, over time, a correlation between the Fund’s performance, before fees and expenses, and that of the Underlying Index of 0.95 or better. A figure of 1.00 would indicate perfect correlation. Our intention is to replicate the component securities of the

Top 10 Sectors/Industries

9/30/19

% of Total Net Assets
Automobiles	7.4%
Pharmaceuticals	5.9%
Banks	5.8%
Electronic Equipment, Instruments & Components	5.8%
Machinery	5.2%
Road & Rail	4.7%
Chemicals	4.4%
Wireless Telecommunication Services	4.3%
Trading Companies & Distributors	3.6%
Household Durables	3.4%

Underlying Index as closely as possible (i.e., invest in all of the component securities in their respective weightings in the Underlying Index). However, under various circumstances, it may not be possible or practicable to replicate the Underlying Index. In these circumstances, we may use a “representative sampling” strategy whereby we would invest in what we believe to be a representative sample of the component securities of the Underlying Index, but may not track the Underlying Index with the same degree of accuracy as would an investment vehicle replicating the entire Underlying Index. Under the representative sampling technique, we will select securities that collectively have an investment profile similar to that of the Underlying Index, including securities that resemble those included in the Underlying Index in terms of risk factors, performance attributes and other characteristics, such as market capitalization and industry weightings. We intend to enter into monthly foreign currency forward contracts and/or currency futures contracts designed to offset the Fund’s exposure to the Japanese yen, in order to replicate the hedge impact incorporated in the calculation of the Underlying Index. The Fund’s exposure to foreign currency forward contracts and currency futures contracts is based on the aggregate exposure of the Fund to the Japanese yen.

1. The FTSE Japan Capped Hedged Index is a free float-adjusted market capitalization-weighted index maintained and calculated by FTSE Russell with a capping methodology applied quarterly to issuer weights so that no single issuer of a component exceeds 25% of the index weight, and all issuers with weights above 5% do not cumulatively exceed 50% of the index’s weight. The FTSE Japan Capped Hedged Index is based on the FTSE Japan Hedged to USD Index and is designed to measure the performance of Japanese large- and mid-capitalization stocks. The FTSE Japan Capped Hedged Index incorporates a hedge against fluctuations of the Japanese yen by reflecting the impact of rolling monthly currency forward contracts on the Japanese yen.

2. Source: FactSet.

The index is unmanaged and includes reinvestment of any income or distributions (after the deduction of certain withholding taxes). It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 235.

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FRANKLIN FTSE JAPAN HEDGED ETF

Top 10 Holdings

9/30/19

Company Sector/Industry, Country	% of Total Net Assets
Toyota Motor Corp. Automobiles, Japan	4.5%
Sony Corp. Household Durables, Japan	2.0%
SoftBank Group Corp. Wireless Telecommunication Services, Japan	1.7%
Mitsubishi UFJ Financial Group Inc. Banks, Japan	1.7%
Keyence Corp. Electronic Equipment, Instruments & Components, Japan	1.5%
Takeda Pharmaceutical Co. Ltd. Pharmaceuticals, Japan	1.4%
Honda Motor Co. Ltd. Automobiles, Japan	1.2%
KDDI Corp. Wireless Telecommunication Services, Japan	1.2%
Sumitomo Mitsui Financial Group Inc. Banks, Japan	1.2%
Shin-Etsu Chemical Co. Ltd. Chemicals, Japan	1.1%

The Fund will concentrate its investments (i.e., hold 25% or more of its net assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated.

What is a currency forward contract?

A currency forward contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency in exchange for another currency at a specific exchange rate on a future date. Currency forward contracts are privately traded in the interbank market, not on a centralized exchange.

What is a futures contract?

A futures contract is an agreement between the Fund and a counterparty made through a U.S. or foreign futures exchange to buy or sell an underlying instrument or asset at a specific price on a future date.

Thank you for your participation in Franklin FTSE Japan Hedged ETF. We look forward to serving your future investment needs.

Dina Ting, CFA

Louis Hsu, CFA

Portfolio Management Team

The foregoing information reflects our analysis, opinions and portfolio holdings as of September 30, 2019, the end of the reporting period. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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FRANKLIN FTSE JAPAN HEDGED ETF

Performance Summary as of September 30, 2019

Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not include brokerage commissions that may be payable on secondary market transactions. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale or redemption of Fund shares.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (11/6/17), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV.

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 9/30/19

	Cumulative Total Return[1]		Average Annual Total Return[1]
	Based on NAV[2]	Based on market price[3]	Based on NAV[2]	Based on market price[3]
6-Month	+2.16%	+3.07%	+2.16%	+3.07%
1-Year	-8.14%	-7.39%	-8.14%	-7.39%
Since Inception (11/2/17)	-3.51%	-2.55%	-1.85%	-1.34%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 71 for Performance Summary footnotes.

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FRANKLIN FTSE JAPAN HEDGED ETF

PERFORMANCE SUMMARY

Total Annual Operating Expenses4

0.09%

All investments involve risks, including possible loss of principal. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. Special risks are associated with foreign investing, including currency fluctuations, economic instability and political developments. Investments in securities of Japanese issuers involve risks that are specific to Japan, including certain legal, regulatory, political and economic risks. Because the Fund invests its assets primarily in companies in a specific country or region, the Fund may also experience greater volatility than a fund that is more broadly diversified geographically. Derivatives, including currency management strategies, involve costs and can create economic leverage in the portfolio, which may result in significant volatility and cause the Fund to participate in losses on an amount that exceeds the Fund’s initial investment. The Fund may not achieve the anticipated benefits, and may realize losses when a counterparty fails to perform as promised. While the Fund’s use of foreign currency forward contracts and/or currency futures contracts is designed to minimize the impact of currency fluctuations on Fund returns, it does not necessarily eliminate the Fund’s exposure to the Japanese yen. The return of these currency hedging instruments will not perfectly offset the actual fluctuations between the Japanese yen and the U.S. dollar. Currency hedges are sometimes subject to imperfect matching between the derivative instruments and the currencies that the derivative instruments intend to hedge, and there can be no assurance that the Fund’s hedging transactions will be effective. The Fund’s exposure to the Japanese yen may not be fully hedged at all times. Because the Fund’s currency hedge is generally reset on a monthly basis, currency risk can develop or increase intra-month. The Fund’s prospectus also includes a description of the main investment risks.

ETFs trade like stocks, fluctuate in market value and may trade at prices above or below their net asset value. Brokerage commissions and ETF expenses will reduce returns.

1. Total return calculations represent the cumulative and average annual changes in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

2. Assumes reinvestment of distributions based on net asset value.

3. Assumes reinvestment of distributions based on market price.

4. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

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FRANKLIN FTSE JAPAN HEDGED ETF

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing Fund costs, including management fees and other Fund expenses. All funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value.” You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

	Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)

Beginning Account Value 4/1/19	Ending Account Value 9/30/19	Expenses Paid During Period 4/1/19–9/30/19[1,2]	Ending Account Value 9/30/19	Expenses Paid During Period 4/1/19–9/30/19[1,2]	Net Annualized Expense Ratio[2]
$1,000.00	$1,021.60	$0.45	$1,024.55	$0.46	0.09%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 183/366 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements.

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Franklin FTSE Latin America ETF

This semiannual report for Franklin FTSE Latin America ETF covers the period ended September 30, 2019.

Your Fund’s Goal and Main Investments

The Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the FTSE Latin America RIC Capped Index (the FTSE Latin America Capped Index or the Underlying Index).1 Under normal market conditions, the Fund invests at least 80% of its assets in the component securities of the FTSE Latin America Capped Index and in depositary receipts representing such securities.

Performance Overview

During the six-month period, the Fund posted cumulative total returns of +0.75% based on market price and +0.10% based on net asset value. In comparison, the FTSE Latin America Capped Index posted a +0.14% total return for the same period.2 You can find more of the Fund’s performance data in the Performance Summary beginning on page 75.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Investment Strategy

The Fund, using a “passive” or indexing investment approach, seeks investment results that closely correspond, before fees and expenses, to the performance of the FTSE Latin America Capped Index. We seek to achieve, over time, a correlation between the Fund’s performance, before fees and expenses, and that of the Underlying Index of 0.95 or better. A figure of 1.00 would indicate perfect correlation.

Top 10 Sectors/Industries

9/30/19

% of Total Net Assets
Banks	24.5%
Oil, Gas & Consumable Fuels	9.5%
Metals & Mining	9.2%
Beverages	7.3%
Electric Utilities	5.4%
Food & Staples Retailing	4.4%
Capital Markets	3.7%
Multiline Retail	3.7%
Wireless Telecommunication Services	3.6%
Food Products	3.3%

Our intention is to replicate the component securities of the Underlying Index as closely as possible (i.e., invest in all of the component securities in their respective weightings in the Underlying Index). However, under various circumstances, it may not be possible or practicable to replicate the Underlying Index. In these circumstances, we may use a “representative sampling” strategy whereby we would invest in what we believe to be a representative sample of the component securities of the Underlying Index, but may not track the Underlying Index with the same degree of accuracy as would an investment vehicle replicating the entire Underlying Index. Under the representative sampling technique, we will select securities that collectively have an investment profile similar to that of the Underlying Index, including securities that resemble those included in the Underlying Index in terms of risk factors, performance attributes and other characteristics, such as market capitalization and industry weightings. The Fund will concentrate its investments (i.e., hold 25% or more of its net assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated.

1. The FTSE Latin America Capped Index is a free float-adjusted market capitalization-weighted index maintained and calculated by FTSE Russell with a capping methodology applied quarterly to issuer weights so that no single issuer of a component exceeds 25% of the index weight, and all issuers with weights above 5% do not cumulatively exceed 50% of the index’s weight. The FTSE Latin America Capped Index is based on the FTSE Latin America Index and is designed to measure the performance of Latin American large- and mid-capitalization stocks.

2. Source: FactSet.

The index is unmanaged and includes reinvestment of any income or distributions (after the deduction of certain withholding taxes). It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 246.

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FRANKLIN FTSE LATIN AMERICA ETF

Top 10 Holdings

9/30/19

Company Sector/Industry, Country	% of Total Net Assets
Petroleo Brasileiro SA Oil, Gas & Consumable Fuels, Brazil	7.3%
Banco Bradesco SA Banks, Brazil	6.2%
Itau Unibanco Holding SA Banks, Brazil	6.0%
Vale SA Metals & Mining, Brazil	6.0%
B3 SA – Brasil Bolsa Balcao Capital Markets, Brazil	3.1%
America Movil SAB de CV, L Wireless Telecommunication Services, Mexico	3.1%
Ambev SA Beverages, Brazil	3.1%
Fomento Economico Mexicano SAB de CV Beverages, Mexico	2.9%
Wal-Mart de Mexico SAB de CV, V Food & Staples Retailing, Mexico	2.3%
Grupo Financiero Banorte SAB de CV Banks, Mexico	2.3%

Top 10 Countries

9/30/19

% of Total Net Assets
Brazil	64.3%
Mexico	22.1%
Chile	8.1%
Colombia	3.7%
United States	1.2%
Peru	0.5%
Other Assets less Liabilities	0.2%

Thank you for your participation in Franklin FTSE Latin America ETF. We look forward to serving your future investment needs.

Dina Ting, CFA

Louis Hsu, CFA

Portfolio Management Team

The foregoing information reflects our analysis, opinions and portfolio holdings as of September 30, 2019, the end of the reporting period. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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Performance Summary as of September 30, 2019

Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not include brokerage commissions that may be payable on secondary market transactions. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale or redemption of Fund shares.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (10/11/18), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV.

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 9/30/19

	Cumulative Total Return[1]		Average Annual Total Return[1]
	Based on NAV[2]	Based on market price[3]	Based on NAV[2]	Based on market price[3]
6-Month	+0.10%	+0.75%	+0.10%	+0.75%
Since Inception (10/9/18)	+1.52%	+1.94%	+1.52%	+1.94%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 76 for Performance Summary footnotes.

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FRANKLIN FTSE LATIN AMERICA ETF

PERFORMANCE SUMMARY

Distributions (4/1/19–9/30/19)

Net Investment Income
$0.459183

Total Annual Operating Expenses4

0.19%

All investments involve risks, including possible loss of principal. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. Special risks are associated with foreign investing, including currency fluctuations, economic instability and political developments. Investments in developing markets involve heightened risks related to the same factors, in addition to those associated with these markets’ smaller size, lesser liquidity and lack of established legal, political, business and social frameworks to support securities markets. Investments in securities of Latin American issuers involve risks that are specific to Latin America, including certain legal, regulatory, political and economic risks. Because the Fund invests its assets primarily in companies in a specific country or region, the Fund may also experience greater volatility than a fund that is more broadly diversified geographically. The Fund’s prospectus also includes a description of the main investment risks.

ETFs trade like stocks, fluctuate in market value and may trade at prices above or below their net asset value. Brokerage commissions and ETF expenses will reduce returns.

1. Total return calculations represent the cumulative and average annual changes in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

2. Assumes reinvestment of distributions based on net asset value.

3. Assumes reinvestment of distributions based on market price.

4. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

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FRANKLIN FTSE LATIN AMERICA ETF

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing Fund costs, including management fees and other Fund expenses. All funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value.” You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

	Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)

Beginning Account Value 4/1/19	Ending Account Value 9/30/19	Expenses Paid During Period 4/1/19–9/30/19[1,2]	Ending Account Value 9/30/19	Expenses Paid During Period 4/1/19–9/30/19[1,2]	Net Annualized Expense Ratio[2]
$1,000.00	$1,001.00	$0.95	$1,024.05	$0.96	0.19%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 183/366 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements.

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Franklin FTSE Mexico ETF

This semiannual report for Franklin FTSE Mexico ETF covers the period ended September 30, 2019.

Your Fund’s Goal and Main Investments

The Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the FTSE Mexico RIC Capped Index (the FTSE Mexico Capped Index or the Underlying Index).1 Under normal market conditions, the Fund invests at least 80% of its assets in the component securities of the FTSE Mexico Capped Index and in depositary receipts representing such securities.

Performance Overview

During the six-month period, the Fund posted cumulative total returns of +0.50% based on market price and -0.46% based on net asset value. In comparison, the FTSE Mexico Capped Index posted a -0.49% total return for the same period.2 You can find more of the Fund’s performance data in the Performance Summary beginning on page 80.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Investment Strategy

The Fund, using a “passive” or indexing investment approach, seeks investment results that closely correspond, before fees and expenses, to the performance of the FTSE Mexico Capped Index. We seek to achieve, over time, a correlation between the Fund’s performance, before fees and expenses, and that of the Underlying Index of 0.95 or better. A figure of 1.00 would indicate perfect correlation. Our intention is to

Top 10 Sectors/Industries

9/30/19

% of Total Net Assets
Beverages	17.7%
Banks	17.6%
Wireless Telecommunication Services	14.0%
Food & Staples Retailing	10.8%
Transportation Infrastructure	7.6%
Metals & Mining	5.7%
Food Products	5.4%
Media	3.8%
Construction Materials	3.5%
Equity Real Estate Investment Trusts (REITs)	3.2%

replicate the component securities of the Underlying Index as closely as possible (i.e., invest in all of the component securities in their respective weightings in the Underlying Index). However, under various circumstances, it may not be possible or practicable to replicate the Underlying Index. In these circumstances, we may use a “representative sampling” strategy whereby we would invest in what we believe to be a representative sample of the component securities of the Underlying Index, but may not track the Underlying Index with the same degree of accuracy as would an investment vehicle replicating the entire Underlying Index. Under the representative sampling technique, we will select securities that collectively have an investment profile similar to that of the Underlying Index, including securities that resemble those included in the Underlying Index in terms of risk factors, performance attributes and other characteristics, such as market capitalization and industry weightings. The Fund will concentrate its investments (i.e., hold 25% or more of its net assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated.

1. The FTSE Mexico Capped Index is a free float-adjusted market capitalization-weighted index maintained and calculated by FTSE Russell with a capping methodology applied quarterly to issuer weights so that no single issuer of a component exceeds 25% of the index weight, and all issuers with weights above 5% do not cumulatively exceed 50% of the index’s weight. The FTSE Mexico Capped Index is based on the FTSE Mexico Index and is designed to measure the performance of Mexican large- and mid-capitalization stocks.

2. Source: FactSet.

The index is unmanaged and includes reinvestment of any income or distributions (after the deduction of certain withholding taxes). It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 251.

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FRANKLIN FTSE MEXICO ETF

Top 10 Holdings

9/30/19

Company Sector/Industry, Country	% of Total Net Assets
America Movil SAB de CV, L Wireless Telecommunication Services, Mexico	14.0%
Fomento Economico Mexicano SAB de CV Beverages, Mexico	13.2%
Wal-Mart de Mexico SAB de CV, V Food & Staples Retailing, Mexico	10.5%
Grupo Financiero Banorte SAB de CV Banks, Mexico	10.4%
Grupo Mexico SAB de CV, B Metals & Mining, Mexico	4.5%
Cemex SAB de CV Construction Materials, Mexico	3.6%
Grupo Elektra SAB de CV Banks, Mexico	3.0%
Fibra Uno Administracion SA de CV Equity Real Estate Investment Trusts (REITs), Mexico	3.0%
Grupo Televisa SA Media, Mexico	2.9%
Grupo Bimbo SAB de CV, A Food Products, Mexico	2.9%

Thank you for your participation in Franklin FTSE Mexico ETF. We look forward to serving your future investment needs.

Dina Ting, CFA

Louis Hsu, CFA

Portfolio Management Team

The foregoing information reflects our analysis, opinions and portfolio holdings as of September 30, 2019, the end of the reporting period. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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FRANKLIN FTSE MEXICO ETF

Performance Summary as of September 30, 2019

Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not include brokerage commissions that may be payable on secondary market transactions. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale or redemption of Fund shares.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (11/7/17), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV.

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 9/30/19

	Cumulative Total Return[1]		Average Annual Total Return[1]
	Based on NAV[2]	Based on market price[3]	Based on NAV[2]	Based on market price[3]
6-Month	-0.46%	+0.50%	-0.46%	+0.50%
1-Year	-13.99%	-13.78%	-13.99%	-13.78%
Since Inception (11/3/17)	-9.13%	-8.84%	-4.90%	-4.74%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 81 for Performance Summary footnotes.

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FRANKLIN FTSE MEXICO ETF

PERFORMANCE SUMMARY

Distributions (4/1/19–9/30/19)

Net Investment Income
$0.309582

Total Annual Operating Expenses4

0.19%

All investments involve risks, including possible loss of principal. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. Special risks are associated with foreign investing, including currency fluctuations, economic instability and political developments. Investments in developing markets involve heightened risk related to the same factors, in addition to those associated with these markets’ smaller size, lesser liquidity and lack of established legal, political, business and social frameworks to support securities markets. Investments in securities of Mexican issuers involve risks that are specific to Mexico, including certain legal, regulatory, political and economic risks. Because the Fund invests its assets primarily in companies in a specific country or region, the Fund may also experience greater volatility than a fund that is more broadly diversified geographically. As a non-diversified fund, the Fund may invest in a relatively small number of issuers and, as a result, be subject to a greater risk of loss with respect to its portfolio securities. The Fund’s prospectus also includes a description of the main investment risks.

ETFs trade like stocks, fluctuate in market value and may trade at prices above or below their net asset value. Brokerage commissions and ETF expenses will reduce returns.

1. Total return calculations represent the cumulative and average annual changes in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

2. Assumes reinvestment of distributions based on net asset value.

3. Assumes reinvestment of distributions based on market price.

4. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

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FRANKLIN FTSE MEXICO ETF

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing Fund costs, including management fees and other Fund expenses. All funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value.” You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

	Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)

Beginning Account Value 4/1/19	Ending Account Value 9/30/19	Expenses Paid During Period 4/1/19–9/30/19[1,2]	Ending Account Value 9/30/19	Expenses Paid During Period 4/1/19–9/30/19[1,2]	Net Annualized Expense Ratio[2]
$1,000.00	$995.40	$0.95	$1,024.05	$0.96	0.19%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 183/366 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements.

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Franklin FTSE Russia ETF

This semiannual report for Franklin FTSE Russia ETF covers the period ended September 30, 2019.

Your Fund’s Goal and Main Investments

The Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the FTSE Russia RIC Capped Index (the FTSE Russia Capped Index or the Underlying Index).1 Under normal market conditions, the Fund invests at least 80% of its assets in the component securities of the FTSE Russia Capped Index and in depositary receipts representing such securities.

Performance Overview

During the six-month period, the Fund posted cumulative total returns of +14.22% based on market price and +14.61% based on net asset value. In comparison, the FTSE Russia Capped Index posted a +14.53% total return for the same period.2 You can find more of the Fund’s performance data in the Performance Summary beginning on page 85.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Investment Strategy

The Fund, using a “passive” or indexing investment approach, seeks investment results that closely correspond, before fees and expenses, to the performance of the FTSE Russia Capped Index. We seek to achieve, over time, a correlation between the Fund’s performance, before fees and expenses, and that of the Underlying Index of 0.95 or better. A figure of 1.00 would indicate perfect correlation. Our intention is to

Top 10 Sectors/Industries

9/30/19

% of Total Net Assets
Oil, Gas & Consumable Fuels	50.5%
Banks	18.2%
Metals & Mining	14.4%
Electric Utilities	5.0%
Wireless Telecommunication Services	3.1%
Food & Staples Retailing	2.5%
Capital Markets	2.3%
Chemicals	1.5%
Diversified Telecommunication Services	1.2%
Airlines	0.9%

replicate the component securities of the Underlying Index as closely as possible (i.e., invest in all of the component securities in their respective weightings in the Underlying Index). However, under various circumstances, it may not be possible or practicable to replicate the Underlying Index. In these circumstances, we may use a “representative sampling” strategy whereby we would invest in what we believe to be a representative sample of the component securities of the Underlying Index, but may not track the Underlying Index with the same degree of accuracy as would an investment vehicle replicating the entire Underlying Index. Under the representative sampling technique, we will select securities that collectively have an investment profile similar to that of the Underlying Index, including securities that resemble those included in the Underlying Index in terms of risk factors, performance attributes and other characteristics, such as market capitalization and industry weightings. The Fund will concentrate its investments (i.e., hold 25% or more of its net assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated.

1. The FTSE Russia Capped Index is a free float-adjusted market capitalization-weighted index maintained and calculated by FTSE Russell with a capping methodology applied quarterly to issuer weights so that no single issuer of a component exceeds 25% of the index weight, and all issuers with weights above 5% do not cumulatively exceed 50% of the index’s weight. The FTSE Russia Capped Index is based on the FTSE Russia Index and is designed to measure the performance of Russian large- and mid-capitalization stocks.

2. Source: FactSet.

The index is unmanaged and includes reinvestment of any income or distributions (after the deduction of certain withholding taxes). It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 253.

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FRANKLIN FTSE RUSSIA ETF

Top 10 Holdings

9/30/19

Company Sector/Industry, Country	% of Total Net Assets
LUKOIL PJSC Oil, Gas & Consumable Fuels, Russia	16.2%
Gazprom PJSC Oil, Gas & Consumable Fuels, Russia	16.0%
Sberbank of Russia PJSC Banks, Russia	15.7%
NovaTek PJSC Oil, Gas & Consumable Fuels, Russia	4.7%
MMC Norilsk Nickel PJSC Metals & Mining, Russia	3.8%
Tatneft PAO Oil, Gas & Consumable Fuels, Russia	3.7%
Surgutneftegas PJSC Oil, Gas & Consumable Fuels, Russia	3.0%
Rosneft PJSC Oil, Gas & Consumable Fuels, Russia	3.0%
Magnit PJSC Food & Staples Retailing, Russia	2.5%
Mobile TeleSystems PJSC Wireless Telecommunication Services, Russia	2.5%

Thank you for your participation in Franklin FTSE Russia ETF. We look forward to serving your future investment needs.

Dina Ting, CFA

Louis Hsu, CFA

Portfolio Management Team

The foregoing information reflects our analysis, opinions and portfolio holdings as of September 30, 2019, the end of the reporting period. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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FRANKLIN FTSE RUSSIA ETF

Performance Summary as of September 30, 2019

Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not include brokerage commissions that may be payable on secondary market transactions. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale or redemption of Fund shares.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (2/9/18), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV.

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 9/30/19

	Cumulative Total Return[1]		Average Annual Total Return[1]
	Based on NAV[2]	Based on market price[3]	Based on NAV[2]	Based on market price[3]
6-Month	+14.61%	+14.22%	+14.61%	+14.22%
1-Year	+16.25%	+16.59%	+16.25%	+16.59%
Since Inception (2/6/18)	+15.51%	+15.46%	+9.15%	+9.12%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 86 for Performance Summary footnotes.

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FRANKLIN FTSE RUSSIA ETF

PERFORMANCE SUMMARY

Distributions (4/1/19–9/30/19)

Net Investment Income
$0.170992

Total Annual Operating Expenses4

0.19%

All investments involve risks, including possible loss of principal. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. Special risks are associated with foreign investing, including currency fluctuations, economic instability and political developments. Investments in developing markets involve heightened risks related to the same factors, in addition to those associated with these markets’ smaller size, lesser liquidity and lack of established legal, political, business and social frameworks to support securities markets. Investments in securities of Russian issuers involve significant risks that are specific to Russia, including certain legal, regulatory, political and economic risks. Because the Fund invests its assets primarily in companies in a specific country or region, the Fund may also experience greater volatility than a fund that is more broadly diversified geographically. As a non-diversified fund, the Fund may invest in a relatively small number of issuers and, as a result, be subject to a greater risk of loss with respect to its portfolio securities. The Fund’s prospectus also includes a description of the main investment risks.

ETFs trade like stocks, fluctuate in market value and may trade at prices above or below their net asset value. Brokerage commissions and ETF expenses will reduce returns.

1. Total return calculations represent the cumulative and average annual changes in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

2. Assumes reinvestment of distributions based on net asset value.

3. Assumes reinvestment of distributions based on market price.

4. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

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FRANKLIN FTSE RUSSIA ETF

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing Fund costs, including management fees and other Fund expenses. All funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value.” You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

	Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)

Beginning Account Value 4/1/19	Ending Account Value 9/30/19	Expenses Paid During Period 4/1/19–9/30/19[1,2]	Ending Account Value 9/30/19	Expenses Paid During Period 4/1/19–9/30/19[1,2]	Net Annualized Expense Ratio[2]
$1,000.00	$1,146.10	$1.02	$1,024.05	$0.96	0.19%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 183/366 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements.

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Franklin FTSE Saudi Arabia ETF

This semiannual report for Franklin FTSE Saudi Arabia ETF covers the period ended September 30, 2019.

Your Fund’s Goal and Main Investments

The Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the FTSE Saudi Arabia RIC Capped Index (the FTSE Saudi Arabia Capped Index or the Underlying Index).1 Under normal market conditions, the Fund invests at least 80% of its assets in the component securities of the FTSE Saudi Arabia Capped Index and in depositary receipts representing such securities.

Performance Overview

During the six-month period, the Fund posted cumulative total returns of -7.59% based on market price and -6.70% based on net asset value. In comparison, the FTSE Saudi Arabia Capped Index posted a -6.67% total return for the same period.2 You can find more of the Fund’s performance data in the Performance Summary beginning on page 90.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Investment Strategy

The Fund, using a “passive” or indexing investment approach, seeks investment results that closely correspond, before fees and expenses, to the performance of the FTSE Saudi Arabia Capped Index. We seek to achieve, over time, a correlation between the Fund’s performance, before fees and expenses, and that of the Underlying Index of 0.95 or better. A figure of 1.00 would indicate perfect correlation. Our

Top 10 Sectors/Industries

9/30/19

% of Total Net Assets
Banks	37.4%
Chemicals	24.3%
Diversified Telecommunication Services	10.9%
Food Products	3.9%
Metals & Mining	3.3%
Electric Utilities	3.1%
Construction Materials	2.9%
Wireless Telecommunication Services	2.4%
Specialty Retail	2.1%
Insurance	2.1%

intention is to replicate the component securities of the Underlying Index as closely as possible (i.e., invest in all of the component securities in their respective weightings in the Underlying Index). However, under various circumstances, it may not be possible or practicable to replicate the Underlying Index. In these circumstances, we may use a “representative sampling” strategy whereby we would invest in what we believe to be a representative sample of the component securities of the Underlying Index, but may not track the Underlying Index with the same degree of accuracy as would an investment vehicle replicating the entire Underlying Index. Under the representative sampling technique, we will select securities that collectively have an investment profile similar to that of the Underlying Index, including securities that resemble those included in the Underlying Index in terms of risk factors, performance attributes and other characteristics, such as market capitalization and industry weightings. The Fund will concentrate its investments (i.e., hold 25% or more of its net assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated.

1. The FTSE Saudi Arabia Capped Index is a free float-adjusted market capitalization-weighted index maintained and calculated by FTSE Russell with a capping methodology applied quarterly to issuer weights so that no single issuer of a component exceeds 25% of the index weight, and all issuers with weights above 5% do not cumulatively exceed 50% of the index’s weight. The FTSE Saudi Arabia Capped Index is based on the FTSE Saudi Arabia Index and is designed to measure the performance of Saudi Arabian large- and mid-capitalization stocks.

2. Source: FactSet.

The index is unmanaged and includes reinvestment of any income or distributions (after the deduction of certain withholding taxes). It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 255.

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Top 10 Holdings

9/30/19

Company Sector/Industry, Country	% of Total Net Assets
Saudi Basic Industries Corp. Chemicals, Saudi Arabia	14.2%
Al-Rajhi Bank Banks, Saudi Arabia	12.9%
Saudi Telecom Co. Diversified Telecommunication Services, Saudi Arabia	10.9%
National Commercial Bank Banks, Saudi Arabia	10.3%
Riyad Bank Banks, Saudi Arabia	4.4%
Samba Financial Group Banks, Saudi Arabia	4.0%
Saudi Arabian Mining Co. Metals & Mining, Saudi Arabia	3.3%
Saudi Electricity Co. Electric Utilities, Saudi Arabia	3.1%
Saudi Arabian Fertilizer Co. Chemicals, Saudi Arabia	3.1%
Alinma Bank Banks, Saudi Arabia	2.9%

Thank you for your participation in Franklin FTSE Saudi Arabia ETF. We look forward to serving your future investment needs.

Dina Ting, CFA

Louis Hsu, CFA

Portfolio Management Team

The foregoing information reflects our analysis, opinions and portfolio holdings as of September 30, 2019, the end of the reporting period. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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FRANKLIN FTSE SAUDI ARABIA ETF

Performance Summary as of September 30, 2019

Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not include brokerage commissions that may be payable on secondary market transactions. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale or redemption of Fund shares.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (10/11/18), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV.

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 9/30/19

	Cumulative Total Return[1]		Average Annual Total Return[1]
	Based on NAV[2]	Based on market price[3]	Based on NAV[2]	Based on market price[3]
6-Month	-6.70%	-7.59%	-6.70%	-7.59%
Since Inception (10/9/18)	+5.31%	+5.99%	+5.31%	+5.99%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 91 for Performance Summary footnotes.

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FRANKLIN FTSE SAUDI ARABIA ETF

PERFORMANCE SUMMARY

Distributions (4/1/19–9/30/19)

Net Investment Income
$0.468494

Total Annual Operating Expenses4

0.39%

All investments involve risks, including possible loss of principal. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. Special risks are associated with foreign investing, including currency fluctuations, economic instability and political developments. Investments in developing markets involve heightened risks related to the same factors, in addition to those associated with these markets’ smaller size, lesser liquidity and lack of established legal, political, business and social frameworks to support securities markets. Investments in securities of Saudi Arabian issuers involve risks that are specific to Saudi Arabia, including certain legal, regulatory, political and economic risks. Because the Fund invests its assets primarily in companies in a specific country or region, the Fund may also experience greater volatility than a fund that is more broadly diversified geographically. As a non-diversified fund, the Fund may invest in a relatively small number of issuers and, as a result, be subject to a greater risk of loss with respect to its portfolio securities. The Fund’s prospectus also includes a description of the main investment risks.

ETFs trade like stocks, fluctuate in market value and may trade at prices above or below their net asset value. Brokerage commissions and ETF expenses will reduce returns.

1. Total return calculations represent the cumulative and average annual changes in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

2. Assumes reinvestment of distributions based on net asset value.

3. Assumes reinvestment of distributions based on market price.

4. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

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Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing Fund costs, including management fees and other Fund expenses. All funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value.” You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

	Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)

Beginning Account Value 4/1/19	Ending Account Value 9/30/19	Expenses Paid During Period 4/1/19–9/30/19[1,2]	Ending Account Value 9/30/19	Expenses Paid During Period 4/1/19–9/30/19[1,2]	Net Annualized Expense Ratio[2]
$1,000.00	$933.00	$1.88	$1,023.05	$1.97	0.39%
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 183/366 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements.

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Franklin FTSE South Africa ETF

This semiannual report for Franklin FTSE South Africa ETF covers the period ended September 30, 2019.

Your Fund’s Goal and Main Investments

The Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the FTSE/JSE South Africa RIC Capped Index (the FTSE/JSE South Africa Capped Index or the Underlying Index).1 Under normal market conditions, the Fund invests at least 80% of its assets in the component securities of the FTSE/JSE South Africa Capped Index and in depositary receipts representing such securities.

Performance Overview

During the six-month period, the Fund posted cumulative total returns of -6.82% based on market price and -6.50% based on net asset value. In comparison, the FTSE/JSE South Africa Capped Index posted a -6.44% total return for the same period.2 You can find more of the Fund’s performance data in the Performance Summary beginning on page 95.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Investment Strategy

The Fund, using a “passive” or indexing investment approach, seeks investment results that closely correspond, before fees and expenses, to the performance of the FTSE/JSE South Africa Capped Index. We seek to achieve, over time, a correlation between the Fund’s performance, before fees and expenses, and that of the Underlying Index of 0.95 or better. A figure of 1.00 would indicate perfect correlation.

Top 10 Sectors/Industries

9/30/19

% of Total Net Assets
Internet & Direct Marketing Retail	19.2%
Banks	12.4%
Metals & Mining	11.1%
Diversified Financial Services	9.4%
Insurance	8.3%
Food & Staples Retailing	7.3%
Wireless Telecommunication Services	6.1%
Equity Real Estate Investment Trusts (REITs)	4.9%
Chemicals	3.5%
Specialty Retail	3.4%

Our intention is to replicate the component securities of the Underlying Index as closely as possible (i.e., invest in all of the component securities in their respective weightings in the Underlying Index). However, under various circumstances, it may not be possible or practicable to replicate the Underlying Index. In these circumstances, we may use a “representative sampling” strategy whereby we would invest in what we believe to be a representative sample of the component securities of the Underlying Index, but may not track the Underlying Index with the same degree of accuracy as would an investment vehicle replicating the entire Underlying Index. Under the representative sampling technique, we will select securities that collectively have an investment profile similar to that of the Underlying Index, including securities that resemble those included in the Underlying Index in terms of risk factors, performance attributes and other characteristics, such as market capitalization and industry weightings. The Fund will concentrate its investments (i.e., hold 25% or more of its net assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated.

1. The FTSE/JSE South Africa Capped Index is a free float-adjusted market capitalization-weighted index maintained and calculated by FTSE Russell with a capping methodology applied quarterly to issuer weights so that no single issuer of a component exceeds 25% of the index weight, and all issuers with weights above 5% do not cumulatively exceed 50% of the index’s weight. The FTSE/JSE South Africa Capped Index is based on the FTSE South Africa Index and is designed to measure the performance of South African large- and mid-capitalization stocks.

2. Source: FactSet.

The index is unmanaged and includes reinvestment of any income or distributions (after the deduction of certain withholding taxes). It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 257.

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FRANKLIN FTSE SOUTH AFRICA ETF

Top 10 Holdings

9/30/19

Company Sector/Industry, Country	% of Total Net Assets
Naspers Ltd., N Internet & Direct Marketing Retail, South Africa	19.2%
Standard Bank Group Ltd. Banks, South Africa	5.6%
FirstRand Ltd. Diversified Financial Services, South Africa	5.0%
MTN Group Ltd. Wireless Telecommunication Services, South Africa	4.4%
Sasol Ltd. Chemicals, South Africa	3.5%
Sanlam Ltd. Insurance, South Africa	3.3%
AngloGold Ashanti Ltd. Metals & Mining, South Africa	3.0%
Absa Group Ltd. Banks, South Africa	2.8%
Bid Corp. Ltd. Food & Staples Retailing, South Africa	2.7%
Old Mutual Ltd. Insurance, South Africa	2.3%

Thank you for your participation in Franklin FTSE South Africa ETF. We look forward to serving your future investment needs.

Dina Ting, CFA

Louis Hsu, CFA

Portfolio Management Team

The foregoing information reflects our analysis, opinions and portfolio holdings as of September 30, 2019, the end of the reporting period. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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FRANKLIN FTSE SOUTH AFRICA ETF

Performance Summary as of September 30, 2019

Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not include brokerage commissions that may be payable on secondary market transactions. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale or redemption of Fund shares.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (10/11/18), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV.

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 9/30/19

	Cumulative Total Return[1]		Average Annual Total Return[1]
	Based on NAV[2]	Based on market price[3]	Based on NAV[2]	Based on market price[3]
6-Month	-6.50%	-6.82%	-6.50%	-6.82%
Since Inception (10/10/18)	+2.16%	+2.20%	+2.16%	+2.20%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 96 for Performance Summary footnotes.

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FRANKLIN FTSE SOUTH AFRICA ETF

PERFORMANCE SUMMARY

Distributions (4/1/19–9/30/19)

Net Investment Income
$0.375950

Total Annual Operating Expenses4

0.19%

All investments involve risks, including possible loss of principal. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. Special risks are associated with foreign investing, including currency fluctuations, economic instability and political developments. Investments in developing markets involve heightened risks related to the same factors, in addition to those associated with these markets’ smaller size, lesser liquidity and lack of established legal, political, business and social frameworks to support securities markets. Investments in securities of South African issuers involve risks that are specific to South Africa, including certain legal, regulatory, political and economic risks. Because the Fund invests its assets primarily in companies in a specific country or region, the Fund may also experience greater volatility than a fund that is more broadly diversified geographically. As a non-diversified fund, the Fund may invest in a relatively small number of issuers and, as a result, be subject to a greater risk of loss with respect to its portfolio securities. The Fund’s prospectus also includes a description of the main investment risks.

ETFs trade like stocks, fluctuate in market value and may trade at prices above or below their net asset value. Brokerage commissions and ETF expenses will reduce returns.

1. Total return calculations represent the cumulative and average annual changes in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

2. Assumes reinvestment of distributions based on net asset value.

3. Assumes reinvestment of distributions based on market price.

4. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

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FRANKLIN FTSE SOUTH AFRICA ETF

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing Fund costs, including management fees and other Fund expenses. All funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value.” You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

	Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)

Beginning Account Value 4/1/19	Ending Account Value 9/30/19	Expenses Paid During Period 4/1/19–9/30/19[1,2]	Ending Account Value 9/30/19	Expenses Paid During Period 4/1/19–9/30/19[1,2]	Net Annualized Expense Ratio[2]
$1,000.00	$935.00	$0.92	$1,024.05	$0.96	0.19%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 183/366 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements.

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Franklin FTSE South Korea ETF

This semiannual report for Franklin FTSE South Korea ETF covers the period ended September 30, 2019.

Your Fund’s Goal and Main Investments

The Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the FTSE South Korea RIC Capped Index (the FTSE South Korea Capped Index or the Underlying Index).1 Under normal market conditions, the Fund invests at least 80% of its assets in the component securities of the FTSE South Korea Capped Index and in depositary receipts representing such securities.

Performance Overview

During the six-month period, the Fund posted cumulative total returns of -6.65% based on market price and -7.12% based on net asset value. In comparison, the FTSE South Korea Capped Index posted a -7.26% total return for the same period.2 You can find more of the Fund’s performance data in the Performance Summary beginning on page 100.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Investment Strategy

The Fund, using a “passive” or indexing investment approach, seeks investment results that closely correspond, before fees and expenses, to the performance of the FTSE South Korea Capped Index. We seek to achieve, over time, a correlation between the Fund’s performance, before fees and expenses, and that of the Underlying Index of 0.95 or better. A figure of 1.00 would indicate perfect correlation. Our intention is to

Top 10 Sectors/Industries

9/30/19

% of Total Net Assets
Technology Hardware, Storage & Peripherals	20.6%
Banks	9.2%
Semiconductors & Semiconductor Equipment	6.6%
Automobiles	5.5%
Interactive Media & Services	4.3%
Industrial Conglomerates	3.8%
Chemicals	3.7%
Auto Components	3.5%
Metals & Mining	3.5%
Electronic Equipment, Instruments & Components	3.2%

replicate the component securities of the Underlying Index as closely as possible (i.e., invest in all of the component securities in their respective weightings in the Underlying Index). However, under various circumstances, it may not be possible or practicable to replicate the Underlying Index. In these circumstances, we may use a “representative sampling” strategy whereby we would invest in what we believe to be a representative sample of the component securities of the Underlying Index, but may not track the Underlying Index with the same degree of accuracy as would an investment vehicle replicating the entire Underlying Index. Under the representative sampling technique, we will select securities that collectively have an investment profile similar to that of the Underlying Index, including securities that resemble those included in the Underlying Index in terms of risk factors, performance attributes and other characteristics, such as market capitalization and industry weightings. The Fund will concentrate its investments (i.e., hold 25% or more of its net assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated.

1. The FTSE South Korea Capped Index is a free float-adjusted market capitalization-weighted index maintained and calculated by FTSE Russell with a capping methodology applied quarterly to issuer weights so that no single issuer of a component exceeds 25% of the index weight, and all issuers with weights above 5% do not cumulatively exceed 50% of the index’s weight. The FTSE South Korea Capped Index is based on the FTSE South Korea Index and is designed to measure the performance of South Korean large- and mid-capitalization stocks.

2. Source: FactSet.

The index is unmanaged and includes reinvestment of any income or distributions (after the deduction of certain withholding taxes). It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 260.

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Top 10 Holdings

9/30/19

Company Sector/Industry, Country	% of Total Net Assets
Samsung Electronics Co. Ltd. Technology Hardware, Storage & Peripherals, South Korea	20.6%
SK Hynix Inc. Semiconductors & Semiconductor Equipment, South Korea	6.6%
Hyundai Motor Co. Automobiles, South Korea	3.7%
Naver Corp. Interactive Media & Services, South Korea	3.2%
Shinhan Financial Group Co. Ltd. Banks, South Korea	2.9%
KB Financial Group Inc. Banks, South Korea	2.6%
Hyundai Mobis Co. Ltd. Auto Components, South Korea	2.5%
Celltrion Inc. Biotechnology, South Korea	2.5%
POSCO Metals & Mining, South Korea	2.4%
LG Chem Ltd. Chemicals, South Korea	2.3%

Thank you for your participation in Franklin FTSE South Korea ETF. We look forward to serving your future investment needs.

Dina Ting, CFA

Louis Hsu, CFA

Portfolio Management Team

The foregoing information reflects our analysis, opinions and portfolio holdings as of September 30, 2019, the end of the reporting period. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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FRANKLIN FTSE SOUTH KOREA ETF

Performance Summary as of September 30, 2019

Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not include brokerage commissions that may be payable on secondary market transactions. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale or redemption of Fund shares.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (11/6/17), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV.

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 9/30/19

	Cumulative Total Return[1]		Average Annual Total Return[1]
	Based on NAV[2]	Based on market price[3]	Based on NAV[2]	Based on market price[3]
6-Month	-7.12%	-6.65%	-7.12%	-6.65%
1-Year	-15.58%	-15.28%	-15.58%	-15.28%
Since Inception (11/2/17)	-21.33%	-21.48%	-11.80%	-11.90%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 101 for Performance Summary footnotes.

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FRANKLIN FTSE SOUTH KOREA ETF

PERFORMANCE SUMMARY

Distributions (4/1/19–9/30/19)

Net Investment Income
$0.052138

Total Annual Operating Expenses4

0.09%

All investments involve risks, including possible loss of principal. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. Special risks are associated with foreign investing, including currency fluctuations, economic instability and political developments. Investments in securities of South Korean issuers involve risks that are specific to South Korea, including certain legal, regulatory, political and economic risks. Because the Fund invests its assets primarily in companies in a specific country or region, the Fund may also experience greater volatility than a fund that is more broadly diversified geographically. As a non-diversified fund, the Fund may invest in a relatively small number of issuers and, as a result, be subject to a greater risk of loss with respect to its portfolio securities. The Fund’s prospectus also includes a description of the main investment risks.

ETFs trade like stocks, fluctuate in market value and may trade at prices above or below their net asset value. Brokerage commissions and ETF expenses will reduce returns.

1. Total return calculations represent the cumulative and average annual changes in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

2. Assumes reinvestment of distributions based on net asset value.

3. Assumes reinvestment of distributions based on market price.

4. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

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FRANKLIN FTSE SOUTH KOREA ETF

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing Fund costs, including management fees and other Fund expenses. All funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value.” You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

	Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)

Beginning Account Value 4/1/19	Ending Account Value 9/30/19	Expenses Paid During Period 4/1/19–9/30/19[1,2]	Ending Account Value 9/30/19	Expenses Paid During Period 4/1/19–9/30/19[1,2]	Net Annualized Expense Ratio[2]
$1,000.00	$928.80	$0.43	$1,024.55	$0.46	0.09%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 183/366 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements.

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Franklin FTSE Switzerland ETF

This semiannual report for Franklin FTSE Switzerland ETF covers the period ended September 30, 2019.

Your Fund’s Goal and Main Investments

The Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the FTSE Switzerland RIC Capped Index (the FTSE Switzerland Capped Index or the Underlying Index).1 Under normal market conditions, the Fund invests at least 80% of its assets in the component securities of the FTSE Switzerland Capped Index and in depositary receipts representing such securities.

Performance Overview

During the six-month period, the Fund posted cumulative total returns of +8.79% based on market price and +8.72% based on net asset value. In comparison, the FTSE Switzerland Capped Index posted a +8.41% total return for the same period.2 You can find more of the Fund’s performance data in the Performance Summary beginning on page 105.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Investment Strategy

The Fund, using a “passive” or indexing investment approach, seeks investment results that closely correspond, before fees and expenses, to the performance of the FTSE Switzerland Capped Index. We seek to achieve, over time, a correlation between the Fund’s performance, before fees and expenses, and that of the Underlying Index of 0.95 or better. A figure of

Top 10 Sectors/Industries

9/30/19

% of Total Net Assets
Pharmaceuticals	29.4%
Food Products	22.0%
Insurance	9.6%
Capital Markets	7.9%
Chemicals	4.8%
Health Care Equipment & Supplies	4.2%
Textiles, Apparel & Luxury Goods	4.0%
Electrical Equipment	3.0%
Life Sciences Tools & Services	2.2%
Construction Materials	2.2%

1.00 would indicate perfect correlation. Our intention is to replicate the component securities of the Underlying Index as closely as possible (i.e., invest in all of the component securities in their respective weightings in the Underlying Index). However, under various circumstances, it may not be possible or practicable to replicate the Underlying Index. In these circumstances, we may use a “representative sampling” strategy whereby we would invest in what we believe to be a representative sample of the component securities of the Underlying Index, but may not track the Underlying Index with the same degree of accuracy as would an investment vehicle replicating the entire Underlying Index. Under the representative sampling technique, we will select securities that collectively have an investment profile similar to that of the Underlying Index, including securities that resemble those included in the Underlying Index in terms of risk factors, performance attributes and other characteristics, such as market capitalization and industry weightings. The Fund will concentrate its investments (i.e., hold 25% or more of its net assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated.

1. The FTSE Switzerland Capped Index is a free float-adjusted market-capitalization weighted index maintained and calculated by FTSE Russell with a capping methodology applied quarterly to issuer weights so that no single issuer of a component exceeds 25% of the index weight, and all issuers with weights above 5% do not cumulatively exceed 50% of the index’s weight. The FTSE Switzerland Capped Index is based on the FTSE Switzerland Index and is designed to measure the performance of Swiss large- and mid-capitalization stocks.

2. Source: FactSet.

The index is unmanaged and includes reinvestment of any income or distributions (after the deduction of certain withholding taxes). It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 264.

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FRANKLIN FTSE SWITZERLAND ETF

Top 10 Holdings

9/30/19

Company Sector/Industry, Country	% of Total Net Assets
Nestle SA Food Products, Switzerland	20.3%
Roche Holding AG Pharmaceuticals, Switzerland	15.2%
Novartis AG Pharmaceuticals, Switzerland	13.5%
Zurich Insurance Group AG Insurance, Switzerland	4.5%
UBS Group AG Capital Markets, Switzerland	3.3%
Compagnie Financiere Richemont SA Textiles, Apparel & Luxury Goods, Switzerland	3.1%
ABB Ltd. Electrical Equipment, Switzerland	3.0%
Credit Suisse Group AG Capital Markets, Switzerland	2.6%
Swiss Re AG Insurance, Switzerland	2.5%
Alcon Inc. Health Care Equipment & Supplies, Switzerland	2.4%

Thank you for your participation in Franklin FTSE Switzerland ETF. We look forward to serving your future investment needs.

Dina Ting, CFA

Louis Hsu, CFA

Portfolio Management Team

The foregoing information reflects our analysis, opinions and portfolio holdings as of September 30, 2019, the end of the reporting period. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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FRANKLIN FTSE SWITZERLAND ETF

Performance Summary as of September 30, 2019

Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not include brokerage commissions that may be payable on secondary market transactions. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale or redemption of Fund shares.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (2/9/18), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV.

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 9/30/19

	Cumulative Total Return[1]		Average Annual Total Return[1]
	Based on NAV[2]	Based on market price[3]	Based on NAV[2]	Based on market price[3]
6-Month	+8.72%	+8.79%	+8.72%	+8.79%
1-Year	+10.95%	+11.64%	+10.95%	+11.64%
Since Inception (2/6/18)	+13.18%	+13.45%	+7.81%	+7.96%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 106 for Performance Summary footnotes.

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FRANKLIN FTSE SWITZERLAND ETF

PERFORMANCE SUMMARY

Distributions (4/1/19–9/30/19)

Net Investment Income
$0.303216

Total Annual Operating Expenses4

0.09%

All investments involve risks, including possible loss of principal. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. Special risks are associated with foreign investing, including currency fluctuations, economic instability and political developments. Investments in securities of Swiss issuers involve risks that are specific to Switzerland, including certain legal, regulatory, political and economic risks. Because the Fund invests its assets primarily in companies in a specific country or region, the Fund may also experience greater volatility than a fund that is more broadly diversified geographically. As a non-diversified fund, the Fund may invest in a relatively small number of issuers and, as a result, be subject to a greater risk of loss with respect to its portfolio securities. The Fund’s prospectus also includes a description of the main investment risks.

ETFs trade like stocks, fluctuate in market value and may trade at prices above or below their net asset value. Brokerage commissions and ETF expenses will reduce returns.

1. Total return calculations represent the cumulative and average annual changes in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

2. Assumes reinvestment of distributions based on net asset value.

3. Assumes reinvestment of distributions based on market price.

4. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

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FRANKLIN FTSE SWITZERLAND ETF

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing Fund costs, including management fees and other Fund expenses. All funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value.” You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

	Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)

Beginning Account Value 4/1/19	Ending Account Value 9/30/19	Expenses Paid During Period 4/1/19–9/30/19[1,2]	Ending Account Value 9/30/19	Expenses Paid During Period 4/1/19–9/30/19[1,2]	Net Annualized Expense Ratio[2]
$1,000.00	$1,087.20	$0.47	$1,024.55	$0.46	0.09%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 183/366 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements.

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Franklin FTSE Taiwan ETF

This semiannual report for Franklin FTSE Taiwan ETF covers the period ended September 30, 2019.

Your Fund’s Goal and Main Investments

The Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the FTSE Taiwan RIC Capped Index (the FTSE Taiwan Capped Index or the Underlying Index).1 Under normal market conditions, the Fund invests at least 80% of its assets in the component securities of the FTSE Taiwan Capped Index and in depositary receipts representing such securities.

Performance Overview

During the six-month period, the Fund posted cumulative total returns of +4.61% based on market price and +4.13% based on net asset value. In comparison, the FTSE Taiwan Capped Index posted a +4.21% total return for the same period.2 You can find more of the Fund’s performance data in the Performance Summary beginning on page 110.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Investment Strategy

The Fund, using a “passive” or indexing investment approach, seeks investment results that closely correspond, before fees and expenses, to the performance of the FTSE Taiwan Capped Index. We seek to achieve, over time, a correlation between the Fund’s performance, before fees and expenses, and that of the Underlying Index of 0.95 or better. A figure of 1.00 would indicate perfect correlation. Our intention is to replicate the component securities of the Underlying

Top 10 Sectors/Industries

9/30/19

% of Total Net Assets
Semiconductors & Semiconductor Equipment	29.2%
Banks	14.1%
Electronic Equipment, Instruments & Components	13.5%
Chemicals	7.7%
Technology Hardware, Storage & Peripherals	7.2%
Insurance	6.1%
Diversified Telecommunication Services	2.7%
Food Products	2.3%
Textiles, Apparel & Luxury Goods	1.9%
Construction Materials	1.9%

Index as closely as possible (i.e., invest in all of the component securities in their respective weightings in the Underlying Index). However, under various circumstances, it may not be possible or practicable to replicate the Underlying Index. In these circumstances, we may use a “representative sampling” strategy whereby we would invest in what we believe to be a representative sample of the component securities of the Underlying Index, but may not track the Underlying Index with the same degree of accuracy as would an investment vehicle replicating the entire Underlying Index. Under the representative sampling technique, we will select securities that collectively have an investment profile similar to that of the Underlying Index, including securities that resemble those included in the Underlying Index in terms of risk factors, performance attributes and other characteristics, such as market capitalization and industry weightings. The Fund will concentrate its investments (i.e., hold 25% or more of its net assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated.

1. The FTSE Taiwan Capped Index is a free float-adjusted market capitalization-weighted index maintained and calculated by FTSE Russell with a capping methodology applied quarterly to issuer weights so that no single issuer of a component exceeds 25% of the index weight, and all issuers with weights above 5% do not cumulatively exceed 50% of the index’s weight. The FTSE Taiwan Capped Index is based on the FTSE Taiwan Index and is designed to measure the performance of Taiwanese large- and mid-capitalization stocks.

2. Source: FactSet.

The index is unmanaged and includes reinvestment of any income or distributions (after the deduction of certain withholding taxes). It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 266.

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FRANKLIN FTSE TAIWAN ETF

Top 10 Holdings

9/30/19

Company Sector/Industry, Country	% of Total Net Assets
Taiwan Semiconductor Manufacturing Co. Ltd. Semiconductors & Semiconductor Equipment, Taiwan	20.7%
Hon Hai Precision Industry Co. Ltd. Electronic Equipment, Instruments & Components, Taiwan	5.5%
MediaTek Inc. Semiconductors & Semiconductor Equipment, Taiwan	3.5%
Formosa Plastics Corp. Chemicals, Taiwan	2.9%
Largan Precision Co. Ltd. Electronic Equipment, Instruments & Components, Taiwan	2.9%
Chunghwa Telecom Co. Ltd. Diversified Telecommunication Services, Taiwan	2.7%
Nan Ya Plastics Corp. Chemicals, Taiwan	2.5%
CTBC Financial Holding Co. Ltd. Banks, Taiwan	2.4%
Uni-President Enterprises Corp. Food Products, Taiwan	2.3%
Fubon Financial Holding Co. Ltd. Insurance, Taiwan	2.1%

Thank you for your participation in Franklin FTSE Taiwan ETF. We look forward to serving your future investment needs.

Dina Ting, CFA

Louis Hsu, CFA

Portfolio Management Team

The foregoing information reflects our analysis, opinions and portfolio holdings as of September 30, 2019, the end of the reporting period. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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FRANKLIN FTSE TAIWAN ETF

Performance Summary as of September 30, 2019

Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not include brokerage commissions that may be payable on secondary market transactions. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale or redemption of Fund shares.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (11/6/17), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV.

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 9/30/19

	Cumulative Total Return[1]		Average Annual Total Return[1]
	Based on NAV[2]	Based on market price[3]	Based on NAV[2]	Based on market price[3]
6-Month	+4.13%	+4.61%	+4.13%	+4.61%
1-Year	-2.24%	-1.86%	-2.24%	-1.86%
Since Inception (11/2/17)	+1.66%	+2.17%	+0.87%	+1.13%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 111 for Performance Summary footnotes.

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FRANKLIN FTSE TAIWAN ETF

PERFORMANCE SUMMARY

Distributions (4/1/19–9/30/19)

Net Investment Income
$0.009296

Total Annual Operating Expenses4

0.19%

All investments involve risks, including possible loss of principal. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. Special risks are associated with foreign investing, including currency fluctuations, economic instability and political developments. Investments in developing markets involve heightened risks related to the same factors, in addition to those associated with these markets’ smaller size, lesser liquidity and lack of established legal, political, business and social frameworks to support securities markets. Investments in securities of Taiwanese issuers involve risks that are specific to Taiwan, including certain legal, regulatory, political and economic risks. Because the Fund invests its assets primarily in companies in a specific country or region, the Fund may also experience greater volatility than a Fund that is more broadly diversified geographically. As a non-diversified fund, the Fund may invest in a relatively small number of issuers and, as a result, be subject to a greater risk of loss with respect to its portfolio securities. The Fund’s prospectus also includes a description of the main investment risks.

ETFs trade like stocks, fluctuate in market value and may trade at prices above or below their net asset value. Brokerage commissions and ETF expenses will reduce returns.

1. Total return calculations represent the cumulative and average annual changes in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

2. Assumes reinvestment of distributions based on net asset value.

3. Assumes reinvestment of distributions based on market price.

4. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

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FRANKLIN FTSE TAIWAN ETF

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing Fund costs, including management fees and other Fund expenses. All funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value.” You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

	Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)

Beginning Account Value 4/1/19	Ending Account Value 9/30/19	Expenses Paid During Period 4/1/19–9/30/19[1,2]	Ending Account Value 9/30/19	Expenses Paid During Period 4/1/19–9/30/19[1,2]	Net Annualized Expense Ratio[2]
$1,000.00	$1,041.30	$0.97	$1,024.05	$0.96	0.19%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 183/366 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements.

112	Semiannual Report	franklintempleton.com

Franklin FTSE United Kingdom ETF

This semiannual report for Franklin FTSE United Kingdom ETF covers the period ended September 30, 2019.

Your Fund’s Goal and Main Investments

The Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the FTSE UK RIC Capped Index (the FTSE UK Capped Index or the Underlying Index).1 Under normal market conditions, the Fund invests at least 80% of its assets in the component securities of the FTSE UK Capped Index and in depositary receipts representing such securities.

Performance Overview

For the six-month period, the Fund posted cumulative total returns of -1.31% based on market price and -1.23% based on net asset value. In comparison, the FTSE UK Capped Index posted a -1.14% total return for the same period.2 You can find more of the Fund’s performance data in the Performance Summary beginning on page 115.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Investment Strategy

The Fund, using a “passive” or indexing investment approach, seeks investment results that closely correspond, before fees and expenses, to the performance of the FTSE UK Capped Index. We seek to achieve, over time, a correlation between the Fund’s performance, before fees and expenses, and that of the Underlying Index of 0.95 or better. A figure of 1.00 would indicate perfect correlation. Our intention is to replicate

Top 10 Sectors/Industries

9/30/19

% of Total Net Assets
Oil, Gas & Consumable Fuels	15.2%
Banks	11.3%
Pharmaceuticals	9.4%
Metals & Mining	7.4%
Insurance	4.7%
Tobacco	4.4%
Beverages	4.3%
Hotels, Restaurants & Leisure	3.6%
Professional Services	3.5%
Capital Markets	3.2%

the component securities of the Underlying Index as closely as possible (i.e., invest in all of the component securities in their respective weightings in the Underlying Index). However, under various circumstances, it may not be possible or practicable to replicate the Underlying Index. In these circumstances, we may use a “representative sampling” strategy whereby we would invest in what we believe to be a representative sample of the component securities of the Underlying Index, but may not track the Underlying Index with the same degree of accuracy as would an investment vehicle replicating the entire Underlying Index. Under the representative sampling technique, we will select securities that collectively have an investment profile similar to that of the Underlying Index, including securities that resemble those included in the Underlying Index in terms of risk factors, performance attributes and other characteristics, such as market capitalization and industry weightings. The Fund will concentrate its investments (i.e., hold 25% or more of its net assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated.

1. The FTSE UK Capped Index is a free float-adjusted market capitalization-weighted index maintained and calculated by FTSE Russell with a capping methodology applied quarterly to issuer weights so that no single issuer of a component exceeds 25% of the index weight, and all issuers with weights above 5% do not cumulatively exceed 50% of the index’s weight. The FTSE UK Capped Index is based on the FTSE UK Index and is designed to measure the performance of U.K. large- and mid-capitalization stocks.

2. Source: FactSet.

The index is unmanaged and includes reinvestment of any income or distributions (after the deduction of certain withholding taxes). It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 269.

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FRANKLIN FTSE UNITED KINGDOM ETF

Top 10 Holdings

9/30/19

Company Sector/Industry, Country	% of Total Net Assets
Royal Dutch Shell PLC, A, B Oil, Gas & Consumable Fuels, United Kingdom	9.9%
HSBC Holdings PLC Banks, United Kingdom	6.5%
BP PLC Oil, Gas & Consumable Fuels, United Kingdom	5.3%
AstraZeneca PLC Pharmaceuticals, United Kingdom	4.9%
GlaxoSmithKline PLC Pharmaceuticals, United Kingdom	4.4%
Diageo PLC Beverages, United Kingdom	4.0%
British American Tobacco PLC Tobacco, United Kingdom	3.5%
Unilever PLC Personal Products, United Kingdom	2.7%
Rio Tinto PLC Metals & Mining, United Kingdom	2.4%
Vodafone Group PLC Wireless Telecommunication Services, United Kingdom	2.2%

Thank you for your participation in Franklin FTSE United Kingdom ETF. We look forward to serving your future investment needs.

Dina Ting, CFA

Louis Hsu, CFA

Portfolio Management Team

The foregoing information reflects our analysis, opinions and portfolio holdings as of September 30, 2019, the end of the reporting period. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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FRANKLIN FTSE UNITED KINGDOM ETF

Performance Summary as of September 30, 2019

Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not include brokerage commissions that may be payable on secondary market transactions. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale or redemption of Fund shares.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (11/6/17), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV.

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 9/30/19

	Cumulative Total Return[1]		Average Annual Total Return[1]
	Based on NAV[2]	Based on market price[3]	Based on NAV[2]	Based on market price[3]
6-Month	-1.23%	-1.31%	-1.23%	-1.31%
1-Year	-2.64%	-2.48%	-2.64%	-2.48%
Since Inception (11/2/17)	+0.04%	+0.12%	+0.02%	+0.06%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 116 for Performance Summary footnotes.

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FRANKLIN FTSE UNITED KINGDOM ETF

PERFORMANCE SUMMARY

Distributions (4/1/19–9/30/19)

Net Investment Income
$0.530362

Total Annual Operating Expenses4

0.09%

All investments involve risks, including possible loss of principal. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. Special risks are associated with foreign investing, including currency fluctuations, economic instability and political developments. Investments in securities of U.K. issuers involve risks that are specific to the U.K., including certain legal, regulatory, political and economic risks. Because the Fund invests its assets primarily in companies in a specific country or region, the Fund may also experience greater volatility than a fund that is more broadly diversified geographically. As a non-diversified fund, the Fund may invest in a relatively small number of issuers and, as a result, be subject to a greater risk of loss with respect to its portfolio securities. The Fund’s prospectus also includes a description of the main investment risks.

ETFs trade like stocks, fluctuate in market value and may trade at prices above or below their net asset value. Brokerage commissions and ETF expenses will reduce returns.

1. Total return calculations represent the cumulative and average annual changes in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

2. Assumes reinvestment of distributions based on net asset value.

3. Assumes reinvestment of distributions based on market price.

4. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

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FRANKLIN FTSE UNITED KINGDOM ETF

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing Fund costs, including management fees and other Fund expenses. All funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value.” You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

	Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)

Beginning Account Value 4/1/19	Ending Account Value 9/30/19	Expenses Paid During Period 4/1/19–9/30/19[1,2]	Ending Account Value 9/30/19	Expenses Paid During Period 4/1/19–9/30/19[1,2]	Net Annualized Expense Ratio[2]
$1,000.00	$987.70	$0.45	$1,024.55	$0.46	0.09%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 183/366 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements.

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FRANKLIN TEMPLETON ETF TRUST

Financial Highlights

Franklin FTSE Asia ex Japan ETF

	Six Months Ended September 30, 2019 (unaudited)	Year Ended March 31,
		2019	2018[a]

Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$21.86	$23.63	$23.64

Income from investment operations[b]:

Net investment income[c]	0.38	0.51	0.04

Net realized and unrealized gains (losses)	(1.49)	(1.82)	(0.05)

Total from investment operations	(1.11)	(1.31)	(0.01)

Less distributions from net investment income	(0.12)	(0.46)	—

Net asset value, end of period	$20.63	$21.86	$23.63

Total return[d]	(5.07)%	(5.34)%	(0.04)%

Ratios to average net assets[e]

Total expenses	0.19%	0.19%	0.19%

Net investment income	3.61%	2.34%	1.06%

Supplemental data

Net assets, end of period (000’s)	$16,502	$17,488	$9,451

Portfolio turnover rate[f]	6.43%	7.11%	0.96%

Portfolio turnover rate excluding portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely or in part for cash[f,g]	6.43%	—%	—%

aFor the period February 6, 2018 (commencement of operations) to March 31, 2018.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return is not annualized for periods less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.

eRatios are annualized for periods less than one year.

fPortfolio turnover rate excludes the value of portfolio securities received or delivered as a result of processing capital share transactions in Creation Units, if any.

gEffective September 30, 2019.

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FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, September 30, 2019 (unaudited)

Franklin FTSE Asia ex Japan ETF

		Industry	Shares	Value
	Common Stocks and Other Equity Interests 98.5%
	Cambodia 0.0%†
	NagaCorp Ltd.	Hotels, Restaurants & Leisure	4,000	$6,256

	China 36.8%
	360 Security Technology Inc., A	Software	200	658
a	3SBio Inc.	Biotechnology	4,000	6,633
a	51job Inc., ADR	Professional Services	80	5,920
a	58.com Inc., ADR	Interactive Media & Services	342	16,864
	AAC Technologies Holdings Inc.	Electronic Equipment, Instruments & Components	2,000	10,588
	AECC Aero-Engine Control Co. Ltd.	Aerospace & Defense	200	382
	AECC Aviation Power Co. Ltd., A	Aerospace & Defense	400	1,225
	Agile Group Holdings Ltd.	Real Estate Management & Development	4,000	4,858
	Agricultural Bank of China Ltd., A	Banks	17,800	8,624
	Agricultural Bank of China Ltd., H	Banks	108,000	42,294
	Aier Eye Hospital Group Co. Ltd.	Health Care Providers & Services	400	1,987
	Air China Ltd., A	Airlines	800	896
	Air China Ltd., H	Airlines	4,000	3,521
	Aisino Co. Ltd., A	Software	400	1,173
a	Alibaba Group Holding Ltd., ADR	Internet & Direct Marketing Retail	4,954	828,457
a	Alibaba Health Information Technology Ltd.	Health Care Technology	12,000	10,486
a	Alpha Group	Leisure Equipment & Products	200	171
a	Aluminum Corp. of China Ltd., A	Metals & Mining	1,800	887
a	Aluminum Corp. of China Ltd., H	Metals & Mining	12,000	3,781
	An Hui Wenergy Co. Ltd.	Independent Power and Renewable Electricity Producers	600	366
	Angang Steel Co. Ltd.	Metals & Mining	1,000	433
	Angang Steel Co. Ltd., H	Metals & Mining	5,200	1,897
	Angel Yeast Co. Ltd., A	Food Products	200	758
	Anhui Anke Biotechnology Group Co. Ltd.	Pharmaceuticals	200	422
	Anhui Conch Cement Co. Ltd., A	Construction Materials	600	3,473
	Anhui Conch Cement Co. Ltd., H	Construction Materials	4,000	23,752
	Anhui Expressway Co. Ltd., H	Transportation Infrastructure	4,000	2,235
	Anhui Gujing Distillery Co. Ltd., B	Beverages	400	3,361
a	Anhui Jianghuai Automobile Group Corp. Ltd., A	Automobiles	400	296
	Anhui Xinhua Media Co. Ltd., A	Distributors	200	152
	Anhui Zhongding Sealing Parts Co. Ltd.	Auto Components	200	243
	Anta Sports Products Ltd.	Textiles, Apparel & Luxury Goods	4,000	33,089
a	Anxin Trust Co. Ltd.	Capital Markets	800	528
a	Autohome Inc., ADR	Interactive Media & Services	194	16,127
	Avary Holding Shenzhen Co. Ltd., A	Electronic Equipment, Instruments & Components	200	1,124
	AVIC Aircraft Co. Ltd.	Aerospace & Defense	400	871
	Avic Capital Co. Ltd., A	Diversified Financial Services	1,200	785
	AVIC Electromechanical Systems Co. Ltd.	Aerospace & Defense	600	547
	Avic Heavy Machinery Co. Ltd., A	Machinery	200	289
	AVIC Jonhon Optronic Technology Co. Ltd.	Electronic Equipment, Instruments & Components	200	1,153
a	AVIC Shenyang Aircraft Co. Ltd., A	Aerospace & Defense	200	868
	AviChina Industry & Technology Co. Ltd., H	Aerospace & Defense	8,000	3,929
	BAIC Motor Corp. Ltd., H	Automobiles	8,000	4,939
a	Baidu Inc., ADR	Interactive Media & Services	962	98,855
	Bank of Beijing Co. Ltd., A	Banks	3,200	2,402
	Bank of Changsha Co. Ltd., A	Banks	600	723
	Bank of Chengdu Co. Ltd., A	Banks	200	228
	Bank of China Ltd., A	Banks	9,200	4,612
	Bank of China Ltd., H	Banks	266,000	104,508
	Bank of Communications Co. Ltd., A	Banks	6,000	4,579
	Bank of Communications Co. Ltd., H	Banks	24,000	15,675

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin FTSE Asia ex Japan ETF (continued)

		Industry	Shares	Value
	Common Stocks and Other Equity Interests (continued)
	China (continued)
	Bank of Guiyang Co. Ltd.	Banks	400	$477
	Bank of Hangzhou Co. Ltd.	Banks	400	473
	Bank of Jiangsu Co. Ltd., A	Banks	600	564
	Bank of Nanjing Co. Ltd., A	Banks	1,400	1,684
	Bank of Ningbo Co. Ltd., A	Banks	800	2,824
	Bank of Qingdao Co. Ltd., A	Banks	200	161
	Bank of Shanghai Co. Ltd., A	Banks	2,180	2,854
	Bank of Zhengzhou Co. Ltd.	Banks	400	262
	Baoshan Iron & Steel Co. Ltd., A	Metals & Mining	2,800	2,317
	BBMG Corp., A	Construction Materials	1,000	465
	BBMG Corp., H	Construction Materials	8,000	2,296
a	BeiGene Ltd., ADR	Biotechnology	116	14,205
	Beijing Capital Development Co. Ltd., A	Real Estate Management & Development	400	455
	Beijing Capital International Airport Co. Ltd.	Transportation Infrastructure	8,000	6,827
	Beijing Dabeinong Technology Group Co. Ltd.	Food Products	600	384
	Beijing Enlight Media Co. Ltd.	Entertainment	400	524
	Beijing Enterprises Holdings Ltd.	Gas Utilities	2,000	9,197
	Beijing Enterprises Water Group Ltd.	Water Utilities	20,000	10,230
	Beijing Jingneng Clean Energy Co. Ltd., H	Independent Power and Renewable Electricity Producers	4,000	663
	Beijing Jingyuntong Technology Co. Ltd., A	Semiconductors & Semiconductor Equipment	400	170
a	Beijing Kunlun Tech Co. Ltd.	Entertainment	200	343
a	Beijing Lanxum Technology Co. Ltd.	IT Services	200	254
	Beijing New Building Materials PLC	Building Products	200	504
	Beijing North Star Co. Ltd., A	Real Estate Management & Development	400	185
	Beijing North Star Co. Ltd., H	Real Estate Management & Development	4,000	1,204
	Beijing Orient National Communication Science & Technology Co. Ltd.	Software	200	359
	Beijing Oriental Yuhong Waterproof Technology Co. Ltd.	Construction Materials	200	589
	Beijing Originwater Technology Co. Ltd.	Commercial Services & Supplies	400	376
a	Beijing Philisense Technology Co. Ltd.	IT Services	400	219
	Beijing Sanju Environmental Protection and New Material Co. Ltd.	Chemicals	200	174
	Beijing Shiji Information Technology Co. Ltd.	Software	200	1,105
	Beijing Shunxin Agriculture Co. Ltd., A	Beverages	200	1,461
	Beijing SL Pharmaceutical Co. Ltd.	Biotechnology	200	350
a	Beijing Teamsun Technology Co. Ltd., A	IT Services	200	309
	Beijing Tiantan Biological Products Corp. Ltd., A	Biotechnology	200	795
	Beijing Tongrentang Co. Ltd., A	Pharmaceuticals	200	753
a	Beijing Ultrapower Software Co. Ltd.	IT Services	400	198
	Beijing Yanjing Brewery Co. Ltd.	Beverages	400	325
	Beijing Zhong Ke San Huan High-Tech Co. Ltd.	Electronic Equipment, Instruments & Components	200	265
	Bengang Steel Plates Co. Ltd., B	Metals & Mining	1,600	414
	Better Life Commercial Chain Share Co. Ltd.	Food & Staples Retailing	200	209
a	Bilibili Inc., ADR	Entertainment	186	2,626
	Bluedon Information Security Technology Co. Ltd.	Software	200	160
	Bluefocus Intelligent Communications Group Co. Ltd.	Media	400	332
	Bluestar Adisseo Co., A	Chemicals	200	290
	BOE Technology Group Co. Ltd.	Electronic Equipment, Instruments & Components	2,800	1,036
	BOE Technology Group Co. Ltd.	Electronic Equipment, Instruments & Components	5,200	2,731

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin FTSE Asia ex Japan ETF (continued)

		Industry	Shares	Value
	Common Stocks and Other Equity Interests (continued)
	China (continued)
	Bright Dairy & Food Co. Ltd., A	Food Products	200	$293
	Brilliance China Automotive Holdings Ltd.	Automobiles	8,000	8,593
	BTG Hotels Group Co. Ltd., A	Hotels, Restaurants & Leisure	200	470
	BYD Co. Ltd.	Automobiles	200	1,366
	BYD Co. Ltd., H	Automobiles	2,000	9,988
	BYD Electronic International Co. Ltd.	Communications Equipment	3,000	4,493
	Caitong Securities Co. Ltd., A	Capital Markets	200	279
	Camel Group Co. Ltd., A	Electrical Equipment	200	255
a	CAR Inc.	Road & Rail	2,000	1,544
	CECEP Solar Energy Co. Ltd.	Semiconductors & Semiconductor Equipment	800	353
	CECEP Wind-Power Corp.	Independent Power and Renewable Electricity Producers	400	136
	Central China Securities Co. Ltd., A	Capital Markets	600	418
	Central China Securities Co. Ltd., H	Capital Markets	2,000	395
	CGN Power Co. Ltd., H	Independent Power and Renewable Electricity Producers	38,000	9,598
	Changjiang Securities Co. Ltd.	Capital Markets	600	588
a	Changyuan Group Ltd., A	Electrical Equipment	200	178
	Chaozhou Three-Circle Group Co. Ltd.	Electronic Equipment, Instruments & Components	200	560
	Chengdu Xingrong Environment Co. Ltd.	Water Utilities	800	537
a	China Aerospace Times Electronics Co. Ltd., A	Aerospace & Defense	400	338
	China Agri-Industries Holdings Ltd.	Food Products	8,000	2,602
	China Aoyuan Group Ltd.	Real Estate Management & Development	4,000	4,531
	China Avic Avionics Equipment Co. Ltd., A	Aerospace & Defense	200	398
	China Baoan Group Co. Ltd.	Industrial Conglomerates	200	124
a	China Biologic Products Holdings Inc.	Biotechnology	90	10,302
	China Bluechemical Ltd.	Chemicals	8,000	1,929
a	China Calxon Group Co. Ltd.	Real Estate Management & Development	200	180
	China Cinda Asset Management Co. Ltd., H	Capital Markets	32,000	6,286
	China CITIC Bank Corp. Ltd., A	Banks	800	632
	China CITIC Bank Corp. Ltd., H	Banks	34,000	18,129
	China Coal Energy Co. Ltd., A	Oil, Gas & Consumable Fuels	600	413
	China Coal Energy Co. Ltd., H	Oil, Gas & Consumable Fuels	8,000	3,255
	China Communications Construction Co. Ltd., A	Construction & Engineering	600	849
	China Communications Construction Co. Ltd., H	Construction & Engineering	16,000	12,511
	China Communications Services Corp. Ltd.	Construction & Engineering	8,000	4,531
	China Conch Venture Holdings Ltd.	Machinery	6,000	22,196
	China Construction Bank Corp., A	Banks	1,600	1,566
	China Construction Bank Corp., H	Banks	324,000	247,152
a	China COSCO Holdings Co. Ltd., A	Marine	800	533
	China CYTS Tours Holding Co. Ltd., A	Hotels, Restaurants & Leisure	200	339
a	China Eastern Airlines Corp. Ltd., A	Airlines	1,200	870
a	China Eastern Airlines Corp. Ltd., H	Airlines	4,000	1,944
	China Enterprise Co. Ltd., A	Real Estate Management & Development	600	381
	China Everbright Bank Co. Ltd., A	Banks	6,200	3,421
	China Everbright Bank Co. Ltd., H	Banks	10,000	4,261
	China Everbright International Ltd.	Commercial Services & Supplies	11,703	9,017
	China Everbright Ltd.	Capital Markets	4,000	4,679
a	China Evergrande Group	Real Estate Management & Development	8,000	17,042
	China Film Co. Ltd., A	Entertainment	200	433
	China Foods Ltd.	Food Products	4,000	1,771
	China Fortune Land Development Co. Ltd., A	Real Estate Management & Development	400	1,511
	China Galaxy Securities Co. Ltd., A	Capital Markets	400	610

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin FTSE Asia ex Japan ETF (continued)

		Industry	Shares	Value
	Common Stocks and Other Equity Interests (continued)
	China (continued)
	China Galaxy Securities Co. Ltd., H	Capital Markets	12,000	$6,383
	China Gezhouba Group Co. Ltd., A	Construction & Engineering	800	653
	China Grand Automotive Services Group Co. Ltd., A	Specialty Retail	600	323
	China Great Wall Securities Co. Ltd., A	Capital Markets	400	829
	China Greatwall Technology Group Co. Ltd.	Technology Hardware, Storage & Peripherals	400	723
	China Hongqiao Group Ltd.	Metals & Mining	9,000	5,752
	China Huarong Asset Management Co. Ltd., H	Capital Markets	36,000	5,419
	China International Capital Corp. Ltd., H	Capital Markets	3,200	6,205
	China International Marine Containers (Group) Co. Ltd., H	Machinery	1,320	1,147
	China International Marine Containers Group Co. Ltd.	Machinery	600	855
	China International Travel Service Corp. Ltd., A	Hotels, Restaurants & Leisure	400	5,213
	China Jinmao Holdings Group Ltd.	Real Estate Management & Development	20,000	11,455
	China Jushi Co. Ltd., A	Construction Materials	600	682
	China Life Insurance Co. Ltd., A	Insurance	600	2,309
	China Life Insurance Co. Ltd., H	Insurance	26,000	60,229
a	China Literature Ltd.	Media	800	2,720
	China Lodging Group Ltd., ADR	Hotels, Restaurants & Leisure	360	11,887
	China Longyuan Power Group Corp.	Independent Power and Renewable Electricity Producers	12,000	6,735
	China Machinery Engineering Corp., H	Construction & Engineering	4,000	1,694
	China Medical System Holdings Ltd.	Pharmaceuticals	4,000	4,755
	China Meheco Co. Ltd., A	Trading Companies & Distributors	200	362
	China Mengniu Dairy Co. Ltd.	Food Products	9,000	33,695
	China Merchants Bank Co. Ltd., A	Banks	3,000	14,598
	China Merchants Bank Co. Ltd., H	Banks	13,000	61,854
	China Merchants Energy Shipping Co. Ltd., A	Oil, Gas & Consumable Fuels	600	401
	China Merchants Expressway Network & Technology Holdings Co. Ltd.	Transportation Infrastructure	200	220
	China Merchants Port Holdings Co. Ltd.	Transportation Infrastructure	4,000	6,021
	China Merchants Securities Co. Ltd.	Capital Markets	2,800	3,165
	China Merchants Securities Co. Ltd., A	Capital Markets	800	1,843
	China Merchants Shekou Industrial Zone Holdings Co. Ltd., A	Real Estate Management & Development	1,000	2,659
	China Minsheng Banking Corp. Ltd., A	Banks	5,000	4,215
	China Minsheng Banking Corp. Ltd., H	Banks	23,000	15,638
	China Mobile Ltd.	Wireless Telecommunication Services	18,000	148,902
	China Molybdenum Co. Ltd., A	Metals & Mining	1,000	510
	China Molybdenum Co. Ltd., H	Metals & Mining	12,000	3,980
	China National Building Material Co. Ltd., H	Construction Materials	13,700	12,303
	China National Chemical Engineering Co. Ltd., A	Construction & Engineering	1,200	975
	China National Nuclear Power Co. Ltd., A	Independent Power and Renewable Electricity Producers	1,600	1,185
	China Nonferrous Metal Industry’s Foreign Engineering and Construction Co. Ltd.	Metals & Mining	400	246
	China Northern Rare Earth Group High-Tech Co. Ltd., A	Metals & Mining	600	913
	China Oilfield Services Ltd., A	Energy Equipment & Services	200	343
	China Oilfield Services Ltd., H	Energy Equipment & Services	8,000	9,562
	China Orient Securities Co. Ltd., A	Capital Markets	600	857
	China Overseas Land & Investment Ltd.	Real Estate Management & Development	12,000	37,732
	China Pacific Insurance Group Co. Ltd., A	Insurance	800	3,906
	China Pacific Insurance Group Co. Ltd., H	Insurance	8,800	32,329

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STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin FTSE Asia ex Japan ETF (continued)

		Industry	Shares	Value
	Common Stocks and Other Equity Interests (continued)
	China (continued)
	China Petroleum & Chemical Corp., A	Oil, Gas & Consumable Fuels	4,000	$2,812
	China Petroleum & Chemical Corp., H	Oil, Gas & Consumable Fuels	92,000	54,688
	China Power International Development Ltd.	Independent Power and Renewable Electricity Producers	16,000	3,327
	China Railway Construction Corp. Ltd., A	Construction & Engineering	1,600	2,120
	China Railway Construction Corp. Ltd., H	Construction & Engineering	6,000	6,559
	China Railway Group Ltd., H	Construction & Engineering	14,000	8,501
	China Railway Hi-tech Industry Co. Ltd., A	Construction & Engineering	400	575
b	China Railway Signal & Communication Corp. Ltd., H, Reg S	Electronic Equipment, Instruments & Components	6,000	3,712
	China Railway Tielong Container Logistics Co. Ltd., A	Road & Rail	400	330
	China Reinsurance Group Corp., H	Insurance	22,000	3,564
	China Resources Beer Holdings Co. Ltd.	Beverages	6,000	31,801
	China Resources Cement Holdings Ltd.	Construction Materials	8,000	8,021
	China Resources Double Crane Pharmaceutical Co. Ltd., A	Pharmaceuticals	200	342
	China Resources Gas Group Ltd.	Gas Utilities	3,000	14,829
	China Resources Land Ltd.	Real Estate Management & Development	8,000	33,523
	China Resources Pharmaceutical Group Ltd.	Pharmaceuticals	6,000	5,625
	China Resources Power Holdings Co. Ltd.	Independent Power and Renewable Electricity Producers	8,000	9,705
	China Resources Sanjiu Medical & Pharmaceutical Co. Ltd.	Pharmaceuticals	200	816
	China Shenhua Energy Co. Ltd., A	Oil, Gas & Consumable Fuels	800	2,104
	China Shenhua Energy Co. Ltd., H	Oil, Gas & Consumable Fuels	12,000	24,094
	China Shipbuilding Industry Co. Ltd., A	Machinery	3,200	2,469
a	China Shipbuilding Industry Group Power Co. Ltd., A	Auto Components	200	640
	China Shipping Container Lines Co. Ltd., A	Marine	600	211
	China Shipping Development Co. Ltd., A	Marine	400	376
	China South City Holdings Ltd.	Real Estate Management & Development	8,000	949
	China South Publishing & Media Group Co. Ltd., A	Media	400	678
	China Southern Airlines Co. Ltd., A	Airlines	1,200	1,114
	China Southern Airlines Co. Ltd., H	Airlines	4,000	2,424
	China Spacesat Co. Ltd., A	Aerospace & Defense	200	607
	China State Construction Engineering Corp. Ltd., A	Construction & Engineering	5,800	4,410
	China State Construction International Holdings Ltd.	Construction & Engineering	8,000	7,521
	China Taiping Insurance Holdings Co. Ltd.	Insurance	4,800	10,715
	China Telecom Corp. Ltd., H	Diversified Telecommunication Services	48,000	21,859
b,c	China Tower Corp. Ltd., H,144A, Reg S	Diversified Telecommunication Services	160,000	36,329
	China Traditional Chinese Medicine Co. Ltd.	Pharmaceuticals	8,000	3,674
	China TransInfo Technology Co. Ltd.	IT Services	200	494
	China Travel International Investment Hong Kong Ltd.	Hotels, Restaurants & Leisure	8,000	1,245
	China Unicom (Hong Kong) Ltd.	Diversified Telecommunication Services	20,000	21,226
	China United Network Communications Ltd., A	Wireless Telecommunication Services	3,800	3,198
	China Vanke Co. Ltd., A	Real Estate Management & Development	1,400	5,078
	China Vanke Co. Ltd., H	Real Estate Management & Development	5,600	19,502
	China Yangtze Power Co. Ltd., A	Independent Power and Renewable Electricity Producers	2,000	5,106
	China Zhongwang Holdings Ltd.	Metals & Mining	4,800	1,953

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STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin FTSE Asia ex Japan ETF (continued)

		Industry	Shares	Value
	Common Stocks and Other Equity Interests (continued)
	China (continued)
	Chinese Universe Publishing and Media Group Co. Ltd., A	Media	200	$366
	Chongqing Changan Automobile Co. Ltd.	Automobiles	600	623
	Chongqing Changan Automobile Co. Ltd., B	Automobiles	2,600	1,151
	Chongqing Dima Industry Co. Ltd., A	Real Estate Management & Development	400	179
	Chongqing Fuling Zhacai Group Co. Ltd., A	Food Products	200	625
	Chongqing Rural Commercial Bank Co. Ltd., H	Banks	8,000	4,255
	Chongqing Water Group Co. Ltd., A	Water Utilities	200	157
	Chongqing Zhifei Biological Products Co. Ltd.	Biotechnology	200	1,329
	CIFI Holdings Group Co. Ltd.	Real Estate Management & Development	12,000	7,011
	CIMC Enric Holdings Ltd.	Machinery	4,000	2,301
	Cinda Real Estate Co. Ltd., A	Real Estate Management & Development	400	215
a	CITIC Guoan Information Industry Co. Ltd.	Media	400	202
	Citic Pacific Ltd.	Industrial Conglomerates	16,000	20,206
	CITIC Securities Co. Ltd., A	Capital Markets	1,400	4,407
	CITIC Securities Co. Ltd., H	Capital Markets	8,000	14,981
	CMST Development Co. Ltd., A	Air Freight & Logistics	200	139
	CNOOC Ltd.	Oil, Gas & Consumable Fuels	56,000	85,435
	Contemporary Amperex Technology Co. Ltd.	Electrical Equipment	200	2,002
	COSCO SHIPPING Development Co. Ltd., H	Marine	16,000	1,837
	COSCO Shipping Energy Transportation Co. Ltd., H	Marine	4,000	1,771
a	COSCO Shipping Holdings Co. Ltd.	Marine	8,000	2,847
	COSCO SHIPPING Ports Ltd.	Transportation Infrastructure	8,183	6,534
	Country Garden Holdings Co. Ltd.	Real Estate Management & Development	26,000	32,934
	Country Garden Services Holdings Co. Ltd.	Commercial Services & Supplies	4,000	11,532
a	CPT Technology Group Co. Ltd.	Electronic Equipment, Instruments & Components	400	155
	CRRC Corp. Ltd., A	Machinery	2,800	2,870
	CRRC Corp. Ltd., H	Machinery	14,000	9,769
	CSC Financial Co. Ltd., A	Capital Markets	200	625
	CSC Financial Co. Ltd., H	Capital Markets	3,000	2,197
	CSG Holding Co. Ltd.	Construction Materials	3,101	981
	CSG Holding Co. Ltd.	Construction Materials	400	236
	CSPC Pharmaceutical Group Ltd.	Pharmaceuticals	16,000	32,125
a	CSSC Offshore and Marine Engineering Group Co. Ltd.	Machinery	2,000	1,564
a	CSSC Offshore and Marine Engineering Group Co. Ltd., A	Machinery	200	476
a	Ctrip.com International Ltd., ADR	Internet & Direct Marketing Retail	1,334	39,073
	Da An Gene Co. Ltd. of Sun Yat-Sen University	Biotechnology	200	283
	Dairy Farm International Holdings Ltd.	Food & Staples Retailing	1,000	6,300
	Dali Foods Group Co. Ltd.	Food Products	7,000	4,295
	Dalian Port PDA Co. Ltd., A	Transportation Infrastructure	1,400	396
	Daqin Railway Co. Ltd., A	Road & Rail	2,400	2,551
	Datang International Power Generation Co. Ltd., H	Independent Power and Renewable Electricity Producers	8,000	1,653
a	Datong Coal Industry Co. Ltd., A	Oil, Gas & Consumable Fuels	400	235
	Dawning Information Industry Co. Ltd., A	Technology Hardware, Storage & Peripherals	200	961
	Dazhong Transportation (Group) Co. Ltd., B	Road & Rail	2,400	1,135
	Dazhong Transportation Group Co. Ltd., A	Road & Rail	800	451
	DHC Software Co. Ltd.	IT Services	600	566

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STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin FTSE Asia ex Japan ETF (continued)

		Industry	Shares	Value
	Common Stocks and Other Equity Interests (continued)
	China (continued)
	Digital China Information Service Co. Ltd.	IT Services	200	$352
	Dong-E-E-Jiao Co. Ltd., A	Pharmaceuticals	200	854
	Dongfang Electric Corp. Ltd., A	Electrical Equipment	400	516
	Dongfang Electric Corp. Ltd., H	Electrical Equipment	800	445
	Dongfeng Motor Group Co. Ltd., H	Automobiles	12,000	11,404
	Dongguan Development Holdings Co. Ltd.	Transportation Infrastructure	200	228
	Dongxing Securities Co. Ltd., A	Capital Markets	400	613
a	Dr Peng Telecom & Media Group Co. Ltd., A	Diversified Telecommunication Services	200	187
	East Money Information Co. Ltd.	Capital Markets	1,000	2,070
	ENN Ecological Holdings Co. Ltd., A	Chemicals	200	293
	ENN Energy Holdings Ltd.	Gas Utilities	2,600	26,897
	Eternal Asia Supply Chain Management Ltd.	Commercial Services & Supplies	200	116
a	Eve Energy Co. Ltd.	Electrical Equipment	200	851
	Everbright Securities Co. Ltd., A	Capital Markets	600	952
	Everbright Securities Co. Ltd., H	Capital Markets	400	303
a	Fangda Carbon New Material Co. Ltd.	Electrical Equipment	400	651
	Far East Horizon Ltd.	Diversified Financial Services	8,000	7,429
	FAW CAR Co. Ltd.	Automobiles	200	232
	Fiberhome Telecommunication Technologies Co. Ltd., A	Communications Equipment	200	766
a	FIH Mobile Ltd.	Electronic Equipment, Instruments & Components	10,000	1,225
	Financial Street Holdings Co. Ltd.	Real Estate Management & Development	600	647
	First Capital Securities Co. Ltd.	Capital Markets	200	178
	Focus Media Information Technology Co. Ltd.	Media	2,000	1,470
	Foshan Electrical and Lighting Co. Ltd.	Electrical Equipment	800	564
	Foshan Haitian Flavouring & Food Co. Ltd.	Food Products	200	3,078
	Fosun International Ltd.	Industrial Conglomerates	8,000	9,899
	Founder Securities Co. Ltd., A	Capital Markets	1,200	1,158
	Foxconn Industrial Internet Co. Ltd., A	Electronic Equipment, Instruments & Components	600	1,210
	Fujian Funeng Co. Ltd., A	Independent Power and Renewable Electricity Producers	200	240
	Fujian Longking Co. Ltd., A	Machinery	200	278
	Fujian Sunner Development Co. Ltd.	Food Products	200	691
	Future Land Development Holdings Ltd.	Real Estate Management & Development	4,000	3,490
	Fuyao Glass Industry Group Co. Ltd., A	Auto Components	400	1,203
	Fuyao Group Glass Industries Co. Ltd., H	Auto Components	1,600	4,439
	Ganfeng Lithium Co. Ltd.	Metals & Mining	200	632
a	GCL System Integration Technology Co. Ltd.	Semiconductors & Semiconductor Equipment	800	752
a	GCL-Poly Energy Holdings Ltd.	Semiconductors & Semiconductor Equipment	48,000	1,929
	GD Power Development Co. Ltd., A	Independent Power and Renewable Electricity Producers	3,800	1,272
a	GDS Holdings Ltd., ADR	IT Services	182	7,295
	Geely Automobile Holdings Ltd.	Automobiles	16,000	27,145
	GEM Co. Ltd.	Metals & Mining	800	499
	Gemdale Corp., A	Real Estate Management & Development	600	970
a	Genscript Biotech Corp.	Life Sciences Tools & Services	4,000	7,664
a	GF Securities Co. Ltd.	Capital Markets	800	1,520
a	GF Securities Co. Ltd., H	Capital Markets	5,200	5,446
	Global Top E-Commerce Co. Ltd.	Internet & Direct Marketing Retail	200	213
	Glodon Co. Ltd.	Software	200	994
	GoerTek Inc.	Electronic Equipment, Instruments & Components	400	985
a	GOME Retail Holdings Ltd.	Specialty Retail	42,000	3,804
	Gosuncn Technology Group Co. Ltd.	Communications Equipment	200	192
	Grandjoy Holdings Group Co. Ltd., A	Real Estate Management & Development	400	379
	Great Wall Motor Co. Ltd., A	Automobiles	400	431
	Great Wall Motor Co. Ltd., H	Automobiles	11,000	7,367

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STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin FTSE Asia ex Japan ETF (continued)

		Industry	Shares	Value
	Common Stocks and Other Equity Interests (continued)
	China (continued)
	Greattown Holdings Ltd., A	Real Estate Management & Development	200	$206
	Gree Electric Appliances Inc. of Zhuhai, A	Household Durables	800	6,419
	Greendland Holdings Corp. Ltd., A	Real Estate Management & Development	600	593
	Greentown China Holdings Ltd.	Real Estate Management & Development	3,000	2,430
	GRG Banking Equipment Co. Ltd.	Technology Hardware, Storage & Peripherals	400	483
	Guangdong Baolihua New Energy Stock Co. Ltd.	Independent Power and Renewable Electricity Producers	600	519
	Guangdong Electric Power Development Co. Ltd., B	Independent Power and Renewable Electricity Producers	4,000	1,219
	Guangdong Ellington Electronics Technology Co. Ltd., A	Electronic Equipment, Instruments & Components	200	309
a	Guangdong Golden Dragon Development Inc.	Capital Markets	200	357
	Guangdong Haid Group Co. Ltd.	Food Products	200	877
	Guangdong HEC Technology Holding Co. Ltd., A	Metals & Mining	400	409
	Guangdong Investment Ltd.	Water Utilities	8,000	15,654
a	Guangdong LY Intelligent Manufacturing Co. Ltd.	Electrical Equipment	800	1,049
	Guanghui Energy Co. Ltd., A	Oil, Gas & Consumable Fuels	1,200	558
	Guangshen Railway Co. Ltd., A	Road & Rail	2,000	863
	Guangshen Railway Co. Ltd., H	Road & Rail	4,000	1,265
	Guangxi Guiguan Electric Power Co. Ltd., A	Independent Power and Renewable Electricity Producers	600	383
	Guangxi Liugong Machinery Co. Ltd.	Machinery	800	701
	Guangxi Wuzhou Zhongheng Group Co. Ltd., A	Pharmaceuticals	1,000	402
	Guangzhou Automobile Group Co. Ltd., A	Automobiles	200	344
	Guangzhou Automobile Group Co. Ltd., H	Automobiles	12,000	11,480
	Guangzhou Baiyun International Airport Co. Ltd., A	Transportation Infrastructure	200	629
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd.	Pharmaceuticals	600	1,978
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., A	Pharmaceuticals	200	972
	Guangzhou Haige Communications Group Inc. Co.	Communications Equipment	400	549
	Guangzhou R&F Properties Co. Ltd., H	Real Estate Management & Development	4,000	6,051
	Guangzhou Zhujiang Brewery Co. Ltd.	Beverages	200	186
	Guizhou Panjiang Refined Coal Co. Ltd., A	Oil, Gas & Consumable Fuels	800	575
a	Guizhou Xinbang Pharmaceutical Co. Ltd.	Pharmaceuticals	200	155
	Guosen Securities Co. Ltd.	Capital Markets	600	1,032
a	Guosheng Financial Holding Inc.	Electrical Equipment	200	318
	Guotai Junan International holdings Ltd.	Capital Markets	10,000	1,697
	Guotai Junan Securities Co. Ltd.	Capital Markets	2,400	3,735
	Guotai Junan Securities Co. Ltd., A	Capital Markets	1,000	2,460
	Guoxuan High-Tech Co. Ltd.	Electrical Equipment	200	350
	Guoyuan Securities Co. Ltd.	Capital Markets	400	478
b,c	Haidilao International Holding Ltd., 144A, Reg S	Hotels, Restaurants & Leisure	1,000	4,273
	Haier Electronics Group Co. Ltd.	Household Durables	4,000	10,434
	Haier Smart Home Co. Ltd., A	Household Durables	800	1,714
	Haining China Leather Market Co. Ltd.	Real Estate Management & Development	800	467
	Haitian International Holdings Ltd.	Machinery	2,000	4,097
	Haitong Securities Co. Ltd., A	Capital Markets	1,200	2,403
	Haitong Securities Co. Ltd., H	Capital Markets	11,200	11,744
	Han’s Laser Technology Industry Group Co. Ltd., A	Machinery	200	996

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin FTSE Asia ex Japan ETF (continued)

		Industry	Shares	Value
	Common Stocks and Other Equity Interests (continued)
	China (continued)
a	Hang Zhou Great Star Industrial Co. Ltd.	Household Durables	200	$307
	Hangzhou Binjiang Real Estate Group Co. Ltd.	Real Estate Management & Development	400	214
	Hangzhou Century Co. Ltd.	Electronic Equipment, Instruments & Components	200	330
	Hangzhou Hangyang Co. Ltd.	Machinery	200	353
	Hangzhou Hikvision Digital Technology Co. Ltd., A	Electronic Equipment, Instruments & Components	1,400	6,332
	Hangzhou Robam Appliances Co. Ltd., A	Household Durables	200	737
a	Hangzhou Shunwang Technology Co. Ltd.	Entertainment	200	522
	Hangzhou Tigermed Consulting Co. Ltd.	Life Sciences Tools & Services	200	1,738
a	Harbin Pharmaceutical Group Co. Ltd., A	Pharmaceuticals	400	214
	Heilan Home Co. Ltd., A-SHSC	Textiles, Apparel & Luxury Goods	600	682
	Heilongjiang Agriculture Co. Ltd., A	Food Products	400	543
	Henan Senyuan Electric Co. Ltd.	Electrical Equipment	200	209
	Henan Shuanghui Investment & Development Co. Ltd.	Food Products	400	1,384
	Henan Zhongyuan Expressway Co. Ltd., A	Transportation Infrastructure	400	229
	Hengan International Group Co. Ltd.	Personal Products	2,000	13,113
	Hengdian Group DMEGC Magnetics Co. Ltd.	Electronic Equipment, Instruments & Components	400	382
	Hengli Petrochemical Co. Ltd., A	Chemicals	360	753
a	HengTen Networks Group Ltd.	Internet & Direct Marketing Retail	48,000	729
	Hengtong Optic-electric Co. Ltd., A	Communications Equipment	400	872
	Hesteel Co. Ltd.	Metals & Mining	1,400	494
	Hisense Electric Co. Ltd., A	Household Durables	400	455
	Hithink RoyalFlush Information Network Co. Ltd.	Capital Markets	200	2,778
	Holitech Technology Co. Ltd.	Electronic Equipment, Instruments & Components	400	325
	Hopson Development Holdings Ltd.	Real Estate Management & Development	4,000	4,000
	Huaan Securities Co. Ltd., A	Capital Markets	400	345
	Huabao Flavours & Fragrances Co. Ltd.	Chemicals	200	853
	Huadian Fuxin Energy Corp. Ltd., H	Independent Power and Renewable Electricity Producers	8,000	1,398
	Huadian Power International Corp. Ltd., A	Independent Power and Renewable Electricity Producers	600	301
	Huadian Power International Corp. Ltd., H	Independent Power and Renewable Electricity Producers	4,000	1,521
	Huadong Medicine Co. Ltd., A	Health Care Providers & Services	200	734
	Huafa Industrial Co. Ltd. Zhuhai, A	Real Estate Management & Development	400	394
	Huagong Tech Co. Ltd.	Electronic Equipment, Instruments & Components	200	532
	Hualan Biological Engineering Inc.	Biotechnology	200	961
	Huaneng Power International Inc., A	Independent Power and Renewable Electricity Producers	800	650
	Huaneng Power International Inc., H	Independent Power and Renewable Electricity Producers	16,000	7,694
	Huaneng Renewables Corp. Ltd., H	Independent Power and Renewable Electricity Producers	16,000	5,449
	Huapont Life Sciences Co. Ltd.	Chemicals	600	406
	Huatai Securities Co. Ltd., A	Capital Markets	1,000	2,673
	Huatai Securities Co. Ltd., H	Capital Markets	6,000	8,985
	Huaxi Securities Co. Ltd.	Capital Markets	400	550
	Huaxia Bank Co. Ltd., A	Banks	2,000	2,067
	Huaxin Cement Co. Ltd., A	Construction Materials	200	528
	Huaxin Cement Co. Ltd., B	Construction Materials	1,000	1,965
a	Huayi Brothers Media Corp.	Entertainment	400	265
	Huayu Automotive Systems Co. Ltd.	Auto Components	400	1,316
	Hubei Biocause Pharmaceutical Co. Ltd.	Insurance	200	197
	Hubei Energy Group Co. Ltd.	Independent Power and Renewable Electricity Producers	800	456
	Hubei Xinyangfeng Fertilizer Co. Ltd.	Chemicals	400	577
	Hunan Gold Corp. Ltd.	Metals & Mining	200	239
a	Hunan Valin Steel Co. Ltd.	Metals & Mining	600	343
	Hundsun Technologies Inc., A	Software	200	2,071
a	Huolinhe Opencut Coal Industry Corp. Ltd. of Inner Mongolia	Oil, Gas & Consumable Fuels	200	229

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STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin FTSE Asia ex Japan ETF (continued)

		Industry	Shares	Value
	Common Stocks and Other Equity Interests (continued)
	China (continued)
a	Hybio Pharmaceutical Co. Ltd.	Pharmaceuticals	200	$203
	Hytera Communications Corp. Ltd., A	Communications Equipment	200	287
	HyUnion Holding Co. Ltd.	Auto Components	200	265
a	Iflytek Co. Ltd.	Software	400	1,785
	Industrial and Commercial Bank of China Ltd.	Banks	10,200	7,899
	Industrial and Commercial Bank of China Ltd., H	Banks	272,000	182,157
	Industrial Bank Co. Ltd., A	Banks	3,000	7,364
	Industrial Securities Co. Ltd., A	Capital Markets	800	697
	Inner Mongolia BaoTou Steel Union Co. Ltd., A	Metals & Mining	4,200	859
	Inner Mongolia First Machinery Group Co. Ltd., A	Machinery	200	295
	Inner Mongolia MengDian HuaNeng Thermal Power Co. Ltd., A	Independent Power and Renewable Electricity Producers	1,200	501
	Inner Mongolia Xishui Strong Year Co. Ltd., A	Insurance	200	245
	Inner Mongolia Yili Industrial Group Co. Ltd., A	Food Products	800	3,195
	Inner Mongolia Yitai Coal Co. Ltd., B	Oil, Gas & Consumable Fuels	4,000	3,668
a,b,c	Innovent Biologics Inc., 144A, Reg S	Biotechnology	3,000	9,548
	Inspur Electronic Information Industry Co. Ltd.	Technology Hardware, Storage & Peripherals	200	720
a,d	Iqiyi Inc., ADR	Entertainment	456	7,355
a	JD.com Inc., ADR	Internet & Direct Marketing Retail	2,750	77,578
a	Jiangsu Changjiang Electronics Technology Co. Ltd., A	Semiconductors & Semiconductor Equipment	200	482
	Jiangsu Expressway Co. Ltd., A	Transportation Infrastructure	200	291
	Jiangsu Expressway Co. Ltd., H	Transportation Infrastructure	4,000	5,082
	Jiangsu Financial Leasing Co. Ltd., A	Diversified Financial Services	600	482
	Jiangsu Hengli Hydraulic Co. Ltd., A	Machinery	200	1,078
	Jiangsu Hengrui Medicine Co. Ltd., A	Pharmaceuticals	600	6,779
	Jiangsu King’s Luck Brewery JSC Ltd.	Beverages	200	905
	Jiangsu Linyang Energy Co. Ltd., A	Electrical Equipment	200	133
	Jiangsu Yanghe Brewery JST Co. Ltd., A	Beverages	200	2,913
	Jiangsu Yuyue Medical Equipment & Supply Co. Ltd.	Health Care Equipment & Supplies	200	605
	Jiangsu Zhangjiagang Rural Commercial Bank Co. Ltd.	Banks	200	150
	Jiangsu Zhongnan Construction Group Co. Ltd.	Real Estate Management & Development	400	435
	Jiangsu Zhongtian Technology Co. Ltd., A	Electrical Equipment	400	484
	Jiangsu Zijin Rural Commercial Bank Co. Ltd., A	Banks	200	174
	Jiangxi Bank Co. Ltd., H	Banks	3,000	1,776
	Jiangxi Copper Co. Ltd., A	Metals & Mining	400	805
	Jiangxi Copper Co. Ltd., H	Metals & Mining	4,000	4,633
a	Jiangxi Special Electric Motor Co. Ltd.	Electrical Equipment	200	112
	Jiangxi Zhengbang Technology Co. Ltd., A	Food Products	400	846
	Jiayuan International Group Ltd.	Real Estate Management & Development	4,000	1,669
	Jilin Aodong Pharmaceutical Group Co. Ltd.	Pharmaceuticals	400	863
	Jinduicheng Molybdenum Co. Ltd., A	Metals & Mining	600	634
	Jinke Properties Group Co. Ltd.	Real Estate Management & Development	800	735

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin FTSE Asia ex Japan ETF (continued)

		Industry	Shares	Value
	Common Stocks and Other Equity Interests (continued)
	China (continued)
	Jinyu Bio-Technology Co. Ltd., A	Biotechnology	200	$528
	Jiuzhitang Co. Ltd.	Pharmaceuticals	200	230
	Jizhong Energy Resources Co. Ltd.	Oil, Gas & Consumable Fuels	1,000	490
	JoInc. Aare Pharmaceutical Group Industry Co. Ltd., A	Pharmaceuticals	400	550
	Jointo Energy Investment Co. Ltd.	Independent Power and Renewable Electricity Producers	200	151
	Jointown Pharmaceutical Group Co. Ltd., A	Health Care Providers & Services	200	400
	Jonjee Hi-Tech Industrial And Commercial Holding Co. Ltd., A	Food Products	200	1,188
	Joyoung Co. Ltd.	Household Durables	200	613
	Kerry Logistics Network Ltd.	Air Freight & Logistics	2,000	3,199
	Kingboard Holdings Ltd.	Electronic Equipment, Instruments & Components	3,000	7,941
	Kingdee International Software Group Co. Ltd.	Software	8,000	8,429
a	Kingsoft Corp. Ltd.	Software	2,000	4,245
a	Kuang-Chi Technologies Co. Ltd.	Auto Components	200	251
	Kunlun Energy Co. Ltd.	Gas Utilities	12,000	10,332
	Kweichow Moutai Co. Ltd., A	Beverages	200	32,207
	KWG Group Holdings Ltd.	Real Estate Management & Development	4,000	3,505
	Lao Feng Xiang Co. Ltd., B	Textiles, Apparel & Luxury Goods	1,000	3,378
	Legend Holdings Corp., H	Technology Hardware, Storage & Peripherals	1,800	3,890
a,e	Legend Holdings Corp., rts., 2/20/49	Technology Hardware, Storage & Peripherals	123	—
	Lenovo Group Ltd.	Technology Hardware, Storage & Peripherals	24,000	16,011
	Lens Technology Co. Ltd.	Electronic Equipment, Instruments & Components	200	288
a	Leo Group Co. Ltd.	Media	1,200	281
	Lepu Medical Technology Beijing Co. Ltd.	Health Care Equipment & Supplies	200	702
	Leyard Optoelectronic Co. Ltd.	Electronic Equipment, Instruments & Components	200	195
	Li Ning Co. Ltd.	Textiles, Apparel & Luxury Goods	6,000	17,221
a	Liaoning Cheng Da Co. Ltd., A	Distributors	200	371
	Liuzhou Iron & Steel Co. Ltd., A	Metals & Mining	200	143
	Livzon Pharmaceutical Group Inc.	Pharmaceuticals	260	966
	Livzon Pharmaceutical Group Inc., H	Pharmaceuticals	380	974
	Logan Property Holdings Co. Ltd.	Real Estate Management & Development	4,000	5,694
	Lomon Billions Group Co. Ltd.	Chemicals	200	355
	Loncin Motor Co. Ltd., A	Automobiles	400	197
b,c	Longfor Group Holdings Ltd., 144A, Reg S	Real Estate Management & Development	6,000	22,425
	LONGi Green Energy Technology Co. Ltd., A	Semiconductors & Semiconductor Equipment	600	2,204
	Luolai Lifestyle Technology Co. Ltd.	Textiles, Apparel & Luxury Goods	200	253
	Luxi Chemical Group Co. Ltd.	Chemicals	400	552
	Luxshare Precision Industry Co. Ltd.	Electronic Equipment, Instruments & Components	720	2,698
	Luye Pharma Group Ltd.	Pharmaceuticals	6,000	4,278
	Luzhou Laojiao Co. Ltd.	Beverages	200	2,387
	Maanshan Iron & Steel Co. Ltd., A	Metals & Mining	800	301
	Maanshan Iron & Steel Co. Ltd., H	Metals & Mining	8,000	3,010
a	Mango Excellent Media Co. Ltd.	Entertainment	200	1,282
	Meinian Onehealth Healthcare Holdings Co. Ltd.	Health Care Providers & Services	520	885
a,b,c	Meitu Inc., 144A, Reg S	Technology Hardware, Storage & Peripherals	7,000	1,607
a,b	Meituan Dianping, B, Reg S	Internet & Direct Marketing Retail	11,800	120,568
	Metallurgical Corp. Of China Ltd.	Construction & Engineering	10,000	2,245
	Metallurgical Corp. of China Ltd., A	Construction & Engineering	2,000	781
	MGM China Holdings Ltd.	Hotels, Restaurants & Leisure	2,400	3,741
	Minth Group Ltd.	Auto Components	2,000	6,773
a	MMG Ltd.	Metals & Mining	8,000	1,888

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STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin FTSE Asia ex Japan ETF (continued)

		Industry	Shares	Value
	Common Stocks and Other Equity Interests (continued)
	China (continued)
	Momo Inc., ADR	Interactive Media & Services	356	$11,029
a	Montnets Rongxin Technology Group Co. Ltd.	Software	200	471
	Muyuan Foodstuff Co. Ltd.	Food Products	200	1,974
	MYS Group Co. Ltd.	Containers & Packaging	200	133
a	NanJi E-Commerce Co. Ltd.	Textiles, Apparel & Luxury Goods	400	578
	Nanjing Iron & Steel Co. Ltd., A	Metals & Mining	600	258
	Nanjing Securities Co. Ltd., A	Capital Markets	200	234
	Nari Technology Development Co. Ltd., A	Electrical Equipment	600	1,718
	NavInfo Co. Ltd.	Household Durables	200	456
	NetEase Inc., ADR	Entertainment	248	66,013
	New China Life Insurance Co. Ltd., A	Insurance	200	1,363
	New China Life Insurance Co. Ltd., H	Insurance	3,000	11,863
	New Hope Liuhe Co. Ltd.	Food Products	600	1,443
a	New Oriental Education & Technology Group Inc., ADR	Diversified Consumer Services	474	52,500
	Newland Digital Technology Co. Ltd.	Software	200	459
	Nexteer Automotive Group Ltd.	Auto Components	2,000	1,651
	Nine Dragons Paper Holdings Ltd.	Paper & Forest Products	6,000	5,051
a	Ningbo Joyson Electronic Corp.	Auto Components	200	486
	Ningbo Sanxing Medical Electric Co. Ltd., A	Electrical Equipment	200	199
	Ningbo Shanshan Co. Ltd., A	Chemicals	200	300
	Ningbo Zhoushan Port Co. Ltd., A	Transportation Infrastructure	600	313
a,d	NIO Inc., ADR	Automobiles	576	899
	North Huajin Chemical Industries Co. Ltd.	Chemicals	800	643
	Northeast Securities Co. Ltd.	Capital Markets	400	455
	NSFOCUS Information Technology Co. Ltd.	Software	200	471
	Oceanwide Holdings Co. Ltd.	Real Estate Management & Development	400	242
	Offshore Oil Engineering Co. Ltd., A	Energy Equipment & Services	1,000	755
a	OFILM Group Co. Ltd.	Electronic Equipment, Instruments & Components	400	667
a	ORG Technology Co. Ltd.	Containers & Packaging	400	264
	Orient Securities Co. Ltd. of China, H	Capital Markets	3,200	1,902
	Oriental Pearl Group Co. Ltd., A	Media	400	513
a	Ourpalm Co. Ltd.	Entertainment	800	531
a	Pangang Group Vanadium Titanium & Resources Co. Ltd., A	Metals & Mining	1,400	586
	People’s Insurance Co. Group of China Ltd., H	Insurance	28,000	11,215
	PetroChina Co. Ltd., H	Oil, Gas & Consumable Fuels	72,000	37,013
	PICC Property and Casualty Co. Ltd., H	Insurance	24,000	28,012
a	Pinduoduo Inc., ADR	Internet & Direct Marketing Retail	368	11,857
	Ping An Bank Co. Ltd., A	Banks	2,400	5,239
a,b	Ping An Healthcare and Technology Co. Ltd., Reg S	Health Care Technology	600	3,509
	Ping An Insurance (Group) Co. of China Ltd., H	Insurance	19,000	218,250
	Ping An Insurance Group Co. of China Ltd., A	Insurance	1,600	19,501
a	Pingdingshan Tianan Coal Mining Co. Ltd., A	Oil, Gas & Consumable Fuels	600	318
	Poly Developments and Holdings Group Co. Ltd., A	Real Estate Management & Development	1,800	3,604
	Poly Property Group Co. Ltd.	Real Estate Management & Development	8,000	2,786
	Postal Savings Bank of China Co. Ltd., H	Banks	32,000	19,512
	Power Construction Corp. of China Ltd.	Construction & Engineering	800	519
	Qingdao Port International Co. Ltd., A	Transportation Infrastructure	200	208
b	Qingdao Port International Co. Ltd., H, Reg S	Transportation Infrastructure	4,000	2,449
	Qingdao TGOOD Electric Co. Ltd.	Electrical Equipment	200	452
	Rainbow Department Store Co. Ltd.	Multiline Retail	200	336
	Realcan Pharmaceutical Group Co. Ltd.	Health Care Providers & Services	200	225
	Red Star Macalline Group Corp. Ltd.	Real Estate Management & Development	2,000	1,671
	Red Star Macalline Group Corp. Ltd., A	Real Estate Management & Development	200	318
	RiseSun Real Estate Development Co. Ltd.	Real Estate Management & Development	600	696

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STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin FTSE Asia ex Japan ETF (continued)

		Industry	Shares	Value
	Common Stocks and Other Equity Interests (continued)
	China (continued)
	Rongsheng Petro Chemical Co. Ltd.	Chemicals	200	$307
	SAIC Motor Corp. Ltd.	Automobiles	1,400	4,662
	Sanan Optoelectronics Co. Ltd., A	Semiconductors & Semiconductor Equipment	600	1,183
	Sands China Ltd.	Hotels, Restaurants & Leisure	8,000	36,227
	Sansteel Minguang Co. Ltd.	Metals & Mining	400	450
	Sany Heavy Industry Co. Ltd., A	Machinery	1,200	2,400
	SDIC Capital Co. Ltd., A	Capital Markets	400	698
	SDIC Power Holdings Co. Ltd., A	Independent Power and Renewable Electricity Producers	1,000	1,262
	Sealand Securities Co. Ltd.	Capital Markets	600	415
	Seazen Holdings Co. Ltd., A	Real Estate Management & Development	400	1,590
a	Semiconductor Manufacturing International Corp.	Semiconductors & Semiconductor Equipment	11,000	13,751
	SF Holding Co. Ltd.	Air Freight & Logistics	400	2,208
	Shaan Xi ProvIncial Natural Gas Co. Ltd.	Gas Utilities	400	401
	Shaanxi Aerospace Power Hi-Tech Co. Ltd., A	Machinery	200	265
	Shaanxi Coal Industry Co. Ltd.	Oil, Gas & Consumable Fuels	1,000	1,222
	Shaanxi International Trust Co. Ltd.	Capital Markets	400	230
	Shandong Chenming Paper Holdings Ltd.	Paper & Forest Products	1,000	664
	Shandong Chenming Paper Holdings Ltd., B	Paper & Forest Products	2,800	1,136
	Shandong Chenming Paper Holdings Ltd., H	Paper & Forest Products	1,000	401
b,c	Shandong Gold Mining Co. Ltd., 144A, Reg S	Metals & Mining	1,000	2,477
	Shandong Gold Mining Co. Ltd., A	Metals & Mining	400	1,898
	Shandong Hi-speed Co. Ltd., A	Transportation Infrastructure	600	367
	Shandong Hualu Hengsheng Chemical Co. Ltd., A	Chemicals	200	460
a	Shandong Humon Smelting Co. Ltd.	Metals & Mining	200	368
	Shandong Linglong Tyre Co. Ltd., A	Auto Components	200	571
	Shandong Nanshan Aluminum Co. Ltd., A	Metals & Mining	2,800	831
	Shandong Publishing & Media Co. Ltd., A	Media	400	401
	Shandong Sun Paper Industry JSC Ltd.	Paper & Forest Products	400	444
	Shandong Weigao Group Medical Polymer Co. Ltd., H	Health Care Equipment & Supplies	8,000	8,235
a	Shandong XInc. Ahao Energy Corp. Ltd., A	Oil, Gas & Consumable Fuels	400	113
	Shanghai 2345 Network Holding Group Co. Ltd.	Software	600	278
	Shanghai AJ Group Co. Ltd., A	Diversified Financial Services	200	243
	Shanghai Bailian Group Co. Ltd., B	Food & Staples Retailing	1,000	925
	Shanghai Baosight Software Co. Ltd., B	Software	1,100	2,132
	Shanghai Chlor-Alkali Chemical Co. Ltd., B	Chemicals	1,800	1,107
	Shanghai Construction Group Co. Ltd., A	Construction & Engineering	1,400	665
	Shanghai Dazhong Public Utilities Group Co. Ltd., A	Gas Utilities	400	273
	Shanghai Electric Group Co. Ltd., A	Electrical Equipment	1,000	703
	Shanghai Electric Group Co. Ltd., H	Electrical Equipment	8,000	2,582
	Shanghai Electric Power Co. Ltd., A	Independent Power and Renewable Electricity Producers	200	221
	Shanghai Environment Group Co. Ltd., A	Commercial Services & Supplies	200	311
	Shanghai Fosun Pharmaceutical Group Co. Ltd., A	Pharmaceuticals	400	1,415
	Shanghai Fosun Pharmaceutical Group Co. Ltd., H	Pharmaceuticals	2,000	5,370
	Shanghai Haixin Group Co., B	Pharmaceuticals	2,200	904

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STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin FTSE Asia ex Japan ETF (continued)

		Industry	Shares	Value
	Common Stocks and Other Equity Interests (continued)
	China (continued)
	Shanghai Huayi Group Co. Ltd., B	Chemicals	1,200	$828
	Shanghai Industrial Development Co. Ltd., A	Real Estate Management & Development	200	167
	Shanghai Industrial Holdings Ltd.	Industrial Conglomerates	2,000	3,725
	Shanghai Industrial Urban Development Group Ltd.	Real Estate Management & Development	2,000	253
	Shanghai International Airport Co. Ltd., A	Transportation Infrastructure	200	2,234
	Shanghai International Port Group Co. Ltd., A	Transportation Infrastructure	1,400	1,116
	Shanghai Jahwa United Co. Ltd., A	Personal Products	200	962
	Shanghai Jinjiang International Hotels Co. Ltd.	Hotels, Restaurants & Leisure	600	1,145
	Shanghai Jinjiang International Industrial Investment Co. Ltd.	Road & Rail	1,000	948
	Shanghai Jinqiao Export Processing Zone Development, B	Real Estate Management & Development	1,400	1,490
	Shanghai Lujiazui Finance & Trade Zone Develop Co. Ltd., B	Real Estate Management & Development	4,280	4,802
	Shanghai Mechanical and Electrical Industry Co. Ltd., A	Machinery	200	466
	Shanghai Mechanical and Electrical Industry Co. Ltd., B	Machinery	1,000	1,674
	Shanghai Pharmaceuticals Holding Co. Ltd., A	Health Care Providers & Services	400	1,019
	Shanghai Pharmaceuticals Holding Co. Ltd., H	Health Care Providers & Services	3,000	5,434
	Shanghai Pudong Development Bank Co. Ltd., A	Banks	4,000	6,632
	Shanghai Shibei Hi-Tech Co. Ltd., B	Real Estate Management & Development	1,800	704
	Shanghai Shimao Co. Ltd., A	Real Estate Management & Development	800	473
	Shanghai Tunnel Engineering Co. Ltd., A	Construction & Engineering	800	660
	Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd.	Trading Companies & Distributors	800	1,113
	Shanghai Yuyuan Tourist Mart Group Co. Ltd., A	Specialty Retail	600	685
	Shanghai Zhangjiang High-Tech Park Development Co. Ltd., A	Real Estate Management & Development	200	434
	Shanghai Zhenhua Port Machinery Co. Ltd., B	Machinery	4,080	1,395
	Shanxi Lanhua Sci-Tech Venture Co. Ltd., A	Oil, Gas & Consumable Fuels	600	547
	Shanxi Lu’an Environmental Energy Development Co. Ltd., A	Oil, Gas & Consumable Fuels	400	406
	Shanxi Securities Co. Ltd.	Capital Markets	400	440
	Shanxi Xinghuacun Fen Wine Factory Co. Ltd., A	Beverages	200	2,165
	Shanxi Xishan Coal & Electricity Power Co. Ltd.	Oil, Gas & Consumable Fuels	600	494
a	Shanxi Zhangze Electric Power Co. Ltd.	Independent Power and Renewable Electricity Producers	800	282
a	Shanying International Holding Co. Ltd., A	Paper & Forest Products	600	259
	Shenergy Co. Ltd., A	Independent Power and Renewable Electricity Producers	1,000	777
	Shenghe Resources Holding Co. Ltd., A	Metals & Mining	200	255
	Shengyi Technology Co. Ltd., A	Electronic Equipment, Instruments & Components	400	1,397
	Shenwan Hongyuan Group Co. Ltd.	Capital Markets	2,800	1,874
	Shenzhen Accord Pharmaceutical Co. Ltd., B	Health Care Providers & Services	200	733
	Shenzhen Agricultural Products Group Co. Ltd.	Food & Staples Retailing	200	146

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STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin FTSE Asia ex Japan ETF (continued)

		Industry	Shares	Value
	Common Stocks and Other Equity Interests (continued)
	China (continued)
	Shenzhen Airport Co. Ltd.	Transportation Infrastructure	400	$617
	Shenzhen Aisidi Co. Ltd.	Electronic Equipment, Instruments & Components	200	151
	Shenzhen Energy Group Co. Ltd.	Independent Power and Renewable Electricity Producers	400	324
	Shenzhen Everwin Precision Technology Co. Ltd.	Electronic Equipment, Instruments & Components	200	397
	Shenzhen Expressway Co. Ltd., H	Transportation Infrastructure	4,000	5,215
	Shenzhen Gas Corporation Ltd., A	Gas Utilities	600	541
	Shenzhen Grandland Group Co. Ltd.	Construction & Engineering	400	260
	Shenzhen Huaqiang Industry Co. Ltd.	Real Estate Management & Development	200	405
	Shenzhen Inovance Technology Co. Ltd.	Machinery	200	681
	Shenzhen International Holdings Ltd.	Transportation Infrastructure	3,000	5,763
	Shenzhen Investment Ltd.	Real Estate Management & Development	12,000	4,424
	Shenzhen Jinjia Group Co. Ltd.	Containers & Packaging	200	269
	Shenzhen Kaifa Technology Co. Ltd.	Technology Hardware, Storage & Peripherals	200	312
a	Shenzhen Kingdom Sci-Tech Co. Ltd., A	Software	200	585
a	Shenzhen MTC Co. Ltd.	Household Durables	400	156
a	Shenzhen Noposion Agrochemicals Co. Ltd.	Chemicals	200	168
	Shenzhen Overseas Chinese Town Co. Ltd.	Hotels, Restaurants & Leisure	1,400	1,378
	Shenzhen Salubris Pharmaceuticals Co. Ltd.	Pharmaceuticals	200	524
a	Shenzhen Sunway Communication Co. Ltd.	Communications Equipment	200	1,003
	Shenzhen Yan Tian Port Holding Co. Ltd.	Transportation Infrastructure	200	164
	Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd.	Metals & Mining	600	339
	Shenzhou International Group Holdings Ltd.	Textiles, Apparel & Luxury Goods	2,400	31,349
a	Shijiazhuang Changshan BeiMing Technology Co. Ltd.	Textiles, Apparel & Luxury Goods	200	150
	Shijiazhuang Yiling Pharmaceutical Co. Ltd.	Pharmaceuticals	200	302
	Shimao Property Holdings Ltd.	Real Estate Management & Development	4,000	11,685
	Shougang Fushan Resources Group Ltd.	Metals & Mining	12,000	2,480
	Shui On Land Ltd.	Real Estate Management & Development	13,000	2,587
a	Siasun Robot & Automation Co. Ltd.	Machinery	200	404
	Sichuan Chuantou Energy Co. Ltd., A	Independent Power and Renewable Electricity Producers	800	1,118
	Sichuan Expressway Co. Ltd., H	Transportation Infrastructure	8,000	2,378
a	Sichuan Hebang Biotechnology Co. Ltd., A	Chemicals	1,200	260
	Sichuan Kelun Pharmaceutical Co. Ltd.	Pharmaceuticals	200	724
	Sichuan Languang Development Co. Ltd., A	Real Estate Management & Development	200	168
	Sichuan Road & Bridge Co. Ltd., A	Construction & Engineering	1,000	452
	Sieyuan Electric Co. Ltd.	Electrical Equipment	200	310
	Sihuan Pharmaceutical Holdings Group Ltd.	Pharmaceuticals	14,000	2,125
a	SINA Corp.	Interactive Media & Services	214	8,387
	Sino-Ocean Land Holdings Ltd.	Real Estate Management & Development	10,000	3,393
	Sinochem International Corp., A	Trading Companies & Distributors	600	416
	Sinolink Securities Co. Ltd., A	Capital Markets	400	488
	Sinoma International Engineering Co.	Construction & Engineering	600	492
	Sinoma Science & Technology Co. Ltd.	Chemicals	200	292
	Sinopec Engineering Group Co. Ltd.	Construction & Engineering	5,000	3,138
a	Sinopec Oilfield Service Corp.	Energy Equipment & Services	8,000	837
a	Sinopec Oilfield Service Corp., A	Energy Equipment & Services	600	188

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STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin FTSE Asia ex Japan ETF (continued)

		Industry	Shares	Value
	Common Stocks and Other Equity Interests (continued)
	China (continued)
	Sinopec Shanghai Petrochemical Co. Ltd., A	Chemicals	600	$350
	Sinopec Shanghai Petrochemical Co. Ltd., H	Chemicals	12,000	3,490
	Sinopharm Group Co. Ltd., H	Health Care Providers & Services	4,000	12,526
	Sinotrans Ltd., A	Air Freight & Logistics	800	476
	Sinotrans Ltd., H	Air Freight & Logistics	6,000	1,883
	Sinotruk Hong Kong Ltd.	Machinery	2,000	2,965
	Soho China Ltd.	Real Estate Management & Development	7,000	2,000
	Songcheng Performance Development Co. Ltd.	Hotels, Restaurants & Leisure	200	783
	SooChow Securities Co. Ltd., A	Capital Markets	400	518
	Southwest Securities Co. Ltd., A	Capital Markets	800	505
	STO Express Co. Ltd.	Air Freight & Logistics	200	644
	Sunac China Holdings Ltd.	Real Estate Management & Development	8,000	32,145
	Sungrow Power Supply Co. Ltd.	Electrical Equipment	200	316
	Suning Universal Co. Ltd.	Real Estate Management & Development	1,000	517
	Suning.com Co. Ltd.	Specialty Retail	1,200	1,741
	Sunny Optical Technology Group Co. Ltd.	Electronic Equipment, Instruments & Components	2,200	32,329
	Sunwoda Electronic Co. Ltd.	Electrical Equipment	200	424
	Suofeiya Home Collection Co. Ltd.	Household Durables	200	479
	Suzhou Gold Mantis Construction Decoration Co. Ltd.	Construction & Engineering	400	508
	Tahoe Group Co. Ltd.	Real Estate Management & Development	200	168
a	TAL Education Group, ADR	Diversified Consumer Services	1,180	40,403
	Tangshan Jidong Cement Co. Ltd.	Construction Materials	200	429
	TangShan Port Group Co. Ltd., A	Transportation Infrastructure	800	276
	Tangshan Sanyou Chemical Industries Co. Ltd., A	Chemicals	400	289
	Tasly Pharmaceutical Group Co. Ltd., A	Pharmaceuticals	200	436
	TBEA Co. Ltd., A	Electrical Equipment	1,000	910
	TCL Corp.	Household Durables	2,000	997
	Tencent Holdings Ltd.	Interactive Media & Services	19,800	833,987
a	Tencent Music Entertainment Group, ADR	Entertainment	384	4,904
a	The China Pacific Securities Co. Ltd., A	Capital Markets	1,000	479
	Tian Di Science & Technology Co. Ltd., A	Machinery	800	367
	Tianfeng Securities Co. Ltd., A	Capital Markets	800	962
	Tianjin Capital Environmental Protection Group Co. Ltd., A	Commercial Services & Supplies	200	196
	Tianjin Chase Sun Pharmaceutical Co. Ltd.	Pharmaceuticals	1,000	468
	Tianjin Port Co. Ltd., A	Transportation Infrastructure	1,200	1,035
	Tianjin Zhonghuan Semiconductor Co. Ltd.	Semiconductors & Semiconductor Equipment	400	678
	Tianma Microelectronics Co. Ltd.	Electronic Equipment, Instruments & Components	200	387
	Tianqi Lithium Corp.	Chemicals	200	762
	Times China Holdings Ltd.	Real Estate Management & Development	2,000	3,112
	Tingyi Cayman Islands Holding Corp.	Food Products	8,000	11,266
a,b	Tongcheng-Elong Holdings Ltd., Reg S	Internet & Direct Marketing Retail	2,400	3,686
	Tongding Interconnection Information Co. Ltd.	Communications Equipment	200	215
	Tonghua Dongbao Pharmaceutical Co. Ltd.	Pharmaceuticals	400	980
	Tongkun Group Co. Ltd., A	Chemicals	200	356
	Tongling Nonferrous Metals Group Co. Ltd.	Metals & Mining	1,400	425
	Tongwei Co. Ltd., A	Food Products	200	357
	Towngas China Co. Ltd.	Gas Utilities	4,000	3,000
	TravelSky Technology Ltd., H	IT Services	4,000	8,307
	Tsingtao Brewery Co. Ltd., A	Beverages	200	1,358
	Tsingtao Brewery Co. Ltd., H	Beverages	1,800	10,861
	Tunghsu Optoelectronic Technology Co. Ltd.	Electronic Equipment, Instruments & Components	600	477
	Tus-Sound Environmental Resources Co. Ltd.	Commercial Services & Supplies	200	264
	Uni-President China Holdings Ltd.	Food Products	4,000	4,317
	Unisplendour Corp. Ltd.	Electronic Equipment, Instruments & Components	200	882

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STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin FTSE Asia ex Japan ETF (continued)

		Industry	Shares	Value
	Common Stocks and Other Equity Interests (continued)
	China (continued)
	Universal Scientific Industrial Shanghai Co. Ltd., A	Electronic Equipment, Instruments & Components	200	$432
	Venustech Group Inc.	Software	200	896
a	Vipshop Holdings Ltd., ADR	Internet & Direct Marketing Retail	1,450	12,934
	Walvax Biotechnology Co. Ltd.	Biotechnology	200	756
	Wangfujing Group Co. Ltd., A	Multiline Retail	200	403
	Wangsu Science & Technology Co. Ltd.	IT Services	400	560
	Wanhua Chemical Group Co. Ltd., A	Chemicals	400	2,473
	Want Want China Holdings Ltd.	Food Products	18,000	14,397
	Wanxiang Qianchao Co. Ltd.	Auto Components	200	145
a	Weibo Corp., ADR	Interactive Media & Services	182	8,145
	Weichai Power Co. Ltd., A	Machinery	1,000	1,571
	Weichai Power Co. Ltd., H	Machinery	6,000	8,649
	Weifu High-Technology Co. Ltd., B	Auto Components	600	951
	Weifu High-Technology Group Co. Ltd., A	Auto Components	400	918
	Wens Foodstuffs Group Co. Ltd.	Food Products	200	1,041
a	Western Mining Co. Ltd., A	Metals & Mining	1,000	776
	Western Securities Co. Ltd.	Capital Markets	600	749
	Westone Information Industry Inc.	Electronic Equipment, Instruments & Components	200	781
	Winning Health Technology Group Co. Ltd.	Health Care Technology	200	445
	Wolong Electric Group Co. Ltd., A	Electrical Equipment	200	233
	Wonders Information Co. Ltd.	IT Services	200	381
	Wuchan Zhongda Group Co. Ltd., A	Distributors	600	460
	Wuhan Guide Infrared Co. Ltd.	Electronic Equipment, Instruments & Components	200	665
	Wuhu Sanqi Interactive Entertainment Network Technology Group Co. Ltd.	Entertainment	200	505
	Wuliangye Yibin Co. Ltd.	Beverages	600	10,906
	WUS Printed Circuit Kunshan Co. Ltd.	Electronic Equipment, Instruments & Components	200	686
	WuXi AppTec Co. Ltd., H	Life Sciences Tools & Services	600	6,559
a,b,c	Wuxi Biologics Cayman Inc., 144A, Reg S	Life Sciences Tools & Services	2,000	20,410
	Wuxi Lead Intelligent Equipment Co. Ltd.	Electronic Equipment, Instruments & Components	200	944
	XCMG Construction Machinery Co. Ltd.	Machinery	1,400	868
	Xiamen C & D Inc., A	Trading Companies & Distributors	600	731
	Xiamen ITG Group Corp. Ltd., A	Trading Companies & Distributors	400	411
	Xiamen Meiya Pico Information Co. Ltd.	Electronic Equipment, Instruments & Components	200	480
	Xiamen Tungsten Co. Ltd., A	Metals & Mining	200	376
a	Xiaomi Corp., B	Technology Hardware, Storage & Peripherals	31,600	35,472
	Xinhu Zhongbao Co. Ltd., A	Real Estate Management & Development	1,200	486
	Xinhua Winshare Publishing and Media Co. Ltd., H	Distributors	2,000	1,418
	Xinjiang Goldwind Science & Technology Co. Ltd.	Electrical Equipment	600	1,052
	Xinjiang Goldwind Science & Technology Co. Ltd., H	Electrical Equipment	2,000	2,368
	Xinjiang Machinery Research Institute Co. Ltd.	Machinery	200	120
	Xinjiang Zhongtai Chemical Co. Ltd.	Chemicals	200	196
	Xinxing Ductile Iron Pipes Co. Ltd.	Metals & Mining	2,000	1,092
	Xinyi Solar Holdings Ltd.	Semiconductors & Semiconductor Equipment	12,000	7,194
	Yang Quan Coal Industry Group Co. Ltd., A	Oil, Gas & Consumable Fuels	600	434
	Yango Group Co. Ltd.	Real Estate Management & Development	400	330
b	Yangtze Optical Fibre and Cable Joint Stock Ltd. Co., H, Reg S	Communications Equipment	1,000	1,612
	Yantai Changyu Pioneer Wine Co. Ltd., B	Beverages	800	1,631
	Yantai Jereh Oilfield Services Group Co. Ltd.	Energy Equipment & Services	200	756
	Yanzhou Coal Mining Co. Ltd., A	Oil, Gas & Consumable Fuels	200	298
	Yanzhou Coal Mining Co. Ltd., H	Oil, Gas & Consumable Fuels	8,000	8,123
	Yifan Pharmaceutical Co. Ltd.	Pharmaceuticals	200	376

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STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin FTSE Asia ex Japan ETF (continued)

		Industry	Shares	Value
	Common Stocks and Other Equity Interests (continued)
	China (continued)
	Yihai International Holding Ltd.	Food Products	2,000	$11,889
	Yintai Resources Co. Ltd.	Metals & Mining	200	365
	Yonghui Superstores Co. Ltd., A	Food & Staples Retailing	1,200	1,494
	Yonyou Network Technology Co. Ltd., A	Software	400	1,730
	Yotrio Group Co. Ltd.	Leisure Equipment & Products	400	203
	Yuan Longping High-tech Agriculture Co. Ltd.	Food Products	200	351
	Yuexiu Property Co. Ltd.	Real Estate Management & Development	24,000	5,204
a	Yunnan Aluminium Co. Ltd.	Metals & Mining	600	378
	Yunnan Baiyao Group Co. Ltd.	Pharmaceuticals	200	2,130
a	Yunnan Copper Co. Ltd.	Metals & Mining	200	281
a	Yunnan Tin Co. Ltd.	Metals & Mining	200	284
a	YY Inc., ADR	Interactive Media & Services	188	10,571
	Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., A	Pharmaceuticals	200	2,853
	Zhaojin Mining Industry Co. Ltd., H	Metals & Mining	3,000	3,471
	Zhefu Holding Group Co. Ltd.	Electrical Equipment	400	255
	Zhejiang China Commodities City Group Co. Ltd., A	Real Estate Management & Development	600	318
	Zhejiang Chint Electrics Co. Ltd., A	Electrical Equipment	200	611
	Zhejiang Conba Pharmaceutical Co. Ltd., A	Pharmaceuticals	400	355
	Zhejiang Crystal-Optech Co. Ltd.	Electronic Equipment, Instruments & Components	180	370
	Zhejiang Dahua Technology Co. Ltd.	Electronic Equipment, Instruments & Components	400	967
	Zhejiang Expressway Co. Ltd., H	Transportation Infrastructure	4,000	3,459
	Zhejiang Hailiang Co. Ltd.	Metals & Mining	200	290
	Zhejiang Hisoar Pharmaceutical Co. Ltd.	Pharmaceuticals	200	193
	Zhejiang Huace Film & TV Co. Ltd., A	Entertainment	200	185
a	Zhejiang Huahai Pharmaceutical Co. Ltd., A	Pharmaceuticals	200	414
	Zhejiang Huayou Cobalt Co. Ltd., A	Metals & Mining	200	754
	Zhejiang Juhua Co. Ltd., A	Chemicals	400	396
	Zhejiang Longsheng Group Co. Ltd., A	Chemicals	400	788
	Zhejiang Medicine Co. Ltd., A	Pharmaceuticals	200	321
	Zhejiang NHU Co. Ltd.	Pharmaceuticals	400	1,198
	Zhejiang Runtu Co. Ltd.	Chemicals	200	327
	Zhejiang Sanhua Intelligent Controls Co. Ltd.	Machinery	400	737
	Zhejiang Semir Garment Co. Ltd.	Textiles, Apparel & Luxury Goods	200	346
	Zhejiang Wanfeng Auto Wheel Co. Ltd.	Auto Components	200	197
	Zhejiang Wanliyang Co. Ltd.	Machinery	200	201
	Zhejiang Wanma Co. Ltd.	Electrical Equipment	200	155
	Zhejiang Weixing New Building Materials Co. Ltd.	Building Products	200	445
	Zhejiang Yasha Decoration Co. Ltd.	Diversified Consumer Services	600	451
	Zhengzhou Coal Mining Machinery Group Co. Ltd., A	Machinery	200	173
	Zhengzhou Yutong Bus Co. Ltd., A	Machinery	400	779
	Zheshang Securities Co. Ltd., A	Capital Markets	200	242
a,b	ZhongAn Online P&C Insurance Co. Ltd., Reg S	Insurance	1,200	2,832
	Zhongjin Gold Corp. Ltd., A	Metals & Mining	400	486
	Zhongshan Public Utilities Group Co. Ltd.	Water Utilities	400	445
	Zhongsheng Group Holdings Ltd.	Specialty Retail	2,000	6,314
	Zhuzhou CRRC Times Electric Co. Ltd., H	Electrical Equipment	1,800	7,451
	Zijin Mining Group Co. Ltd., A	Metals & Mining	2,400	1,099
	Zijin Mining Group Co. Ltd., H	Metals & Mining	20,000	6,914
	Zoomlion Heavy Industry Science and Technology Co. Ltd.	Machinery	1,200	958
	Zoomlion Heavy Industry Science and Technology Development Co. Ltd., H	Machinery	4,400	2,980
a	ZTE Corp.	Communications Equipment	600	2,689

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STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin FTSE Asia ex Japan ETF (continued)

		Industry		Shares	Value
	Common Stocks and Other Equity Interests (continued)
	China (continued)
a	ZTE Corp., H	Communications Equipment		2,800	$7,429
	ZTO Express Cayman Inc., ADR	Air Freight & Logistics		1,122	23,932

					6,075,920

	Hong Kong 10.0%
	AIA Group Ltd.	Insurance		42,000	396,727
a	Alibaba Pictures Group Ltd.	Entertainment		40,000	6,480
	ASM Pacific Technology Ltd.	Semiconductors & Semiconductor Equipment		1,000	12,208
	BOC Hong Kong (Holdings) Ltd.	Banks		12,000	40,717
	Bosideng International Holdings Ltd.	Textiles, Apparel & Luxury Goods		8,000	3,408
	Cathay Pacific Airways Ltd.	Airlines		2,000	2,500
	Champion REIT	Equity Real Estate Investment Trusts (REITs	)	8,000	5,174
	China Gas Holdings Ltd.	Gas Utilities		7,200	27,829
	Chow Tai Fook Jewellery Co. Ltd.	Specialty Retail		3,600	2,971
	CK Asset Holdings Ltd.	Real Estate Management & Development		9,000	60,961
	CK Hutchison Holdings Ltd.	Industrial Conglomerates		9,500	83,859
	CK Infrastructure Holdings Ltd.	Electric Utilities		2,000	13,458
	CLP Holdings Ltd.	Electric Utilities		6,000	63,028
	Dah Sing Banking Group Ltd.	Banks		800	1,076
	Dah Sing Financial Group	Banks		800	2,959
	First Pacific Co. Ltd.	Diversified Financial Services		8,000	3,061
a	Fullshare Holdings Ltd.	Electrical Equipment		25,000	813
	Haitong International Securities Group Ltd.	Capital Markets		8,000	2,266
	Hang Lung Group Ltd.	Real Estate Management & Development		4,000	9,960
	Hang Lung Properties Ltd.	Real Estate Management & Development		8,000	18,165
	Hang Seng Bank Ltd.	Banks		2,400	51,739
	Henderson Land Development Co. Ltd.	Real Estate Management & Development		4,840	22,535
	Hong Kong and China Gas Co. Ltd.	Gas Utilities		34,320	66,894
	Hong Kong Exchanges and Clearing Ltd.	Capital Markets		4,400	129,092
	Hongkong Land Holdings Ltd.	Real Estate Management & Development		4,000	22,480
	Huabao International Holdings Ltd.	Chemicals		4,000	1,464
	Hutchison Telecommunications Hong Kong Holdings Ltd.	Wireless Telecommunication Services		4,000	674
	Hysan Development Co. Ltd.	Real Estate Management & Development		2,000	8,062
	Jardine Matheson Holdings Ltd.	Industrial Conglomerates		800	42,800
	Jardine Strategic Holdings Ltd.	Industrial Conglomerates		600	17,928
	Johnson Electric Holdings Ltd.	Electrical Equipment		1,000	1,791
	Kerry Properties Ltd.	Real Estate Management & Development		2,000	6,161
	Kingboard Laminates Holdings Ltd.	Chemicals		4,000	3,607
	Lee & Man Paper Manufacturing Ltd.	Paper & Forest Products		6,000	3,245
	Li & Fung Ltd.	Textiles, Apparel & Luxury Goods		20,000	2,271
	Lifestyle International Holdings Ltd.	Multiline Retail		2,000	2,084
	Link REIT	Equity Real Estate Investment Trusts (REITs	)	7,500	82,707
	Melco International Development Ltd.	Hotels, Restaurants & Leisure		2,000	4,756
	MTR Corp. Ltd.	Road & Rail		5,000	28,063
	New World Development Co. Ltd.	Real Estate Management & Development		20,000	25,971
	NWS Holdings Ltd.	Industrial Conglomerates		4,000	6,194
	PCCW Ltd.	Diversified Telecommunication Services		16,000	8,980
	Power Assets Holdings Ltd.	Electric Utilities		5,000	33,580
	Sa Sa International Holdings Ltd.	Specialty Retail		4,153	922
	Samsonite International SA	Textiles, Apparel & Luxury Goods		4,200	8,894
	Shangri-La Asia Ltd.	Hotels, Restaurants & Leisure		4,000	4,082
	Shun Tak Holdings Ltd.	Industrial Conglomerates		8,000	3,184
	Sino Biopharmaceutical Ltd.	Pharmaceuticals		22,000	27,951
	Sino Land Co. Ltd.	Real Estate Management & Development		12,000	18,032
	Sun Art Retail Group Ltd.	Food & Staples Retailing		8,000	8,123
	Sun Hung Kai Properties Ltd.	Real Estate Management & Development		5,000	71,944
	Swire Pacific Ltd., A	Real Estate Management & Development		2,000	18,611

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin FTSE Asia ex Japan ETF (continued)

		Industry	Shares	Value
	Common Stocks and Other Equity Interests (continued)
	Hong Kong (continued)
	Swire Properties Ltd.	Real Estate Management & Development	3,600	$11,297
	Techtronic Industries Co. Ltd.	Machinery	4,000	27,834
	Television Broadcasts Ltd.	Media	1,200	1,956
	The Bank of East Asia Ltd.	Banks	4,400	10,833
	The Wharf Holdings Ltd.	Real Estate Management & Development	4,000	8,725
a	United Energy Group Ltd.	Oil, Gas & Consumable Fuels	24,000	4,929
	Vitasoy International Holdings Ltd.	Food Products	2,000	8,100
	VTech Holdings Ltd.	Communications Equipment	600	5,231
	WH Group Ltd., Reg S	Food Products	29,000	25,969
	Wharf Real Estate Investment Co. Ltd.	Real Estate Management & Development	4,000	21,838
	Wheelock and Co. Ltd.	Real Estate Management & Development	3,000	17,087
	Xinyi Glass Holdings Ltd.	Auto Components	8,000	8,807
	Yue Yuen Industrial Holdings Ltd.	Textiles, Apparel & Luxury Goods	2,000	5,472

				1,650,519

	India 11.2%
a	3M India Ltd.	Industrial Conglomerates	6	1,750
	ABB India Ltd.	Electrical Equipment	170	3,635
	ACC Ltd.	Construction Materials	174	3,948
	Adani Enterprises Ltd.	Trading Companies & Distributors	1,018	2,095
	Adani Ports And Special Economic Zone Ltd.	Transportation Infrastructure	2,378	13,890
a	Adani Power Ltd.	Independent Power and Renewable Electricity Producers	3,204	2,907
a	Adani Transmissions Ltd.	Electric Utilities	894	2,884
a	Aditya Birla Capital Ltd.	Diversified Financial Services	1,764	2,112
	Alkem Laboratories Ltd.	Pharmaceuticals	128	3,441
	Ambuja Cements Ltd.	Construction Materials	2,584	7,436
	Ashok Leyland Ltd.	Machinery	4,202	4,073
	Asian Paints Ltd.	Chemicals	994	24,716
	AU Small Finance Bank Ltd.	Banks	470	4,374
	Aurobindo Pharma Ltd.	Pharmaceuticals	926	7,696
a	Avenue Supermarts Ltd.	Food & Staples Retailing	398	10,449
	Axis Bank Ltd.	Banks	6,356	61,435
	Bajaj Auto Ltd.	Automobiles	302	12,536
	Bajaj Finance Ltd.	Consumer Finance	602	34,369
	Bajaj Finserv Ltd.	Insurance	132	15,856
	Bajaj Holdings & Investment Ltd.	Diversified Financial Services	90	4,563
	Bandhan Bank Ltd.	Banks	374	2,596
a	Bank of Baroda	Banks	2,666	3,500
a	Bank of India	Banks	972	863
	Berger Paints India Ltd.	Chemicals	830	5,092
	Bharat Electronics Ltd.	Aerospace & Defense	2,016	3,081
	Bharat Forge Ltd.	Auto Components	668	4,207
	Bharat Heavy Electricals Ltd.	Electrical Equipment	2,868	1,959
	Bharat Petroleum Corp. Ltd.	Oil, Gas & Consumable Fuels	3,446	22,859
	Bharti Airtel Ltd.	Wireless Telecommunication Services	5,638	29,201
	Bharti Infratel Ltd.	Diversified Telecommunication Services	3,012	10,936
	Biocon Ltd.	Biotechnology	984	3,096
	Bosch Ltd.	Auto Components	24	4,763
	Britannia Industries Ltd.	Food Products	202	8,392
	Cadila Healthcare Ltd.	Pharmaceuticals	816	2,686
a	Canara Bank Ltd.	Banks	546	1,405
	Castrol India Ltd.	Chemicals	1,746	3,352
	Cholamandalam Investment and Finance Co. Ltd.	Consumer Finance	652	2,832
	Cipla Ltd.	Pharmaceuticals	1,130	6,785
	Coal India Ltd.	Oil, Gas & Consumable Fuels	4,968	14,010
	Colgate-Palmolive India Ltd.	Personal Products	242	5,136

138	Semiannual Report	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin FTSE Asia ex Japan ETF (continued)

		Industry	Shares	Value
	Common Stocks and Other Equity Interests (continued)
	India (continued)
	Container Corp. of India Ltd.	Road & Rail	734	$6,264
	Cummins India Ltd.	Machinery	256	2,069
	Dabur India Ltd.	Personal Products	1,880	11,865
	Dalmia Bharat Ltd.	Construction Materials	142	1,648
	Divi’s Laboratories Ltd.	Life Sciences Tools & Services	282	6,627
	DLF Ltd.	Real Estate Management & Development	2,114	4,642
	Dr Reddy’s Laboratories Ltd.	Pharmaceuticals	288	10,982
	Eicher Motors Ltd.	Automobiles	46	11,531
	Emami Ltd.	Personal Products	420	1,888
	Exide Industries Ltd.	Auto Components	786	2,165
	Federal Bank Ltd.	Banks	5,306	6,768
a	Future Retail Ltd.	Multiline Retail	696	3,740
	GAIL India Ltd.	Gas Utilities	3,792	7,197
	Gillette India Ltd.	Personal Products	28	2,805
	GlaxoSmithKline Consumer Healthcare Ltd.	Food Products	34	4,092
	Glenmark Pharmaceuticals Ltd.	Pharmaceuticals	474	2,174
a	GMR Infrastructure Ltd.	Construction & Engineering	5,980	1,434
	Godrej Consumer Products Ltd.	Personal Products	1,284	12,452
	Godrej Industries Ltd.	Industrial Conglomerates	270	1,556
a	Godrej Properties Ltd.	Real Estate Management & Development	208	3,049
	Grasim Industries Ltd.	Construction Materials	1,106	11,394
	Gruh Finance Ltd.	Thrifts & Mortgage Finance	1,006	3,823
	Havell’s India Ltd.	Electrical Equipment	866	8,777
	HCL Technologies Ltd.	IT Services	1,882	28,697
	HDFC Asset Management Co. Ltd.	Capital Markets	96	3,795
	HDFC Life Insurance Co. Ltd.	Insurance	1,576	13,369
a,e	Hemisphere Properties India Ltd.	Real Estate Management & Development	262	617
	Hero Motocorp Ltd.	Automobiles	342	13,053
	Hindalco Industries Ltd.	Metals & Mining	3,164	8,543
	Hindustan Petroleum Corp. Ltd.	Oil, Gas & Consumable Fuels	2,108	8,974
	Hindustan Unilever Ltd.	Household Products	2,460	68,798
	Hindustan Zinc Ltd.	Metals & Mining	690	2,078
	Housing Development Finance Corp. Ltd.	Thrifts & Mortgage Finance	5,960	166,268
	ICICI Bank Ltd.	Banks	1,060	6,487
b	ICICI Lombard General Insurance Co. Ltd., Reg S	Insurance	546	9,321
b	ICICI Prudential Life Insurance Co. Ltd., Reg S	Insurance	1,046	6,841
a	IDFC First Bank Ltd.	Banks	7,850	4,453
	IDFC Ltd.	Diversified Financial Services	1,692	821
	Indiabulls Housing Finance Ltd.	Thrifts & Mortgage Finance	1,154	4,167
	Indian Oil Corp. Ltd.	Oil, Gas & Consumable Fuels	7,364	15,316
	Info Edge India Ltd.	Interactive Media & Services	214	6,103
	Infosys Ltd.	IT Services	12,862	146,218
b	InterGlobe Aviation Ltd., Reg S	Airlines	326	8,692
	ITC Ltd.	Tobacco	10,136	37,165
a	Jindal Steel & Power Ltd.	Metals & Mining	1,410	2,060
	JSW Energy Ltd.	Independent Power and Renewable Electricity Producers	1,352	1,241
	JSW Steel Ltd.	Metals & Mining	4,052	13,148
	Kansai Nerolac Paints Ltd.	Chemicals	428	3,170
	L&T Finance Holdings Ltd.	Diversified Financial Services	1,686	2,016
b	Larsen & Toubro Infotech Ltd., Reg S	IT Services	114	2,431
	Larsen & Toubro Ltd.	Construction & Engineering	1,170	24,339
	LIC Housing Finance Ltd.	Thrifts & Mortgage Finance	886	4,709
	Lupin Ltd.	Pharmaceuticals	772	7,796
	Mahindra & Mahindra Financial Services Ltd.	Consumer Finance	1,052	4,869

franklintempleton.com	Semiannual Report	139

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin FTSE Asia ex Japan ETF (continued)

		Industry	Shares	Value
	Common Stocks and Other Equity Interests (continued)
	India (continued)
	Mahindra & Mahindra Ltd.	Automobiles	2,024	$15,627
	Mangalore Refinery and Petrochemicals Ltd.	Oil, Gas & Consumable Fuels	446	305
	Marico Ltd.	Personal Products	1,620	9,012
	Maruti Suzuki India Ltd.	Automobiles	420	39,801
	Motherson Sumi Systems Ltd.	Auto Components	3,225	4,776
	Mphasis Ltd.	IT Services	275	3,714
	MRF Ltd.	Auto Components	4	3,572
	Muthoot Finance Ltd.	Consumer Finance	354	3,376
	Nestle India Ltd.	Food Products	80	15,679
	NHPC Ltd.	Independent Power and Renewable Electricity Producers	9,042	2,845
	NMDC Ltd.	Metals & Mining	2,567	3,213
	NTPC Ltd.	Independent Power and Renewable Electricity Producers	8,220	13,629
	Oberoi Realty Ltd.	Real Estate Management & Development	290	2,077
	Oil & Natural Gas Corp. Ltd.	Oil, Gas & Consumable Fuels	10,316	19,185
	Oil India Ltd.	Oil, Gas & Consumable Fuels	984	2,017
a	Oracle Financial Services Software Ltd.	Software	76	3,403
	Page Industries Ltd.	Textiles, Apparel & Luxury Goods	18	5,719
	Petronet LNG Ltd.	Oil, Gas & Consumable Fuels	1,926	7,063
	Pidilite Industries Ltd.	Chemicals	426	8,679
	Piramal Enterprises Ltd.	Pharmaceuticals	324	7,463
a	Power Finance Corp. Ltd.	Diversified Financial Services	2,200	3,086
	Power Grid Corp. of India Ltd.	Electric Utilities	1,746	4,904
a	Punjab National Bank Ltd.	Banks	3,206	2,803
	Rajesh Exports Ltd.	Textiles, Apparel & Luxury Goods	478	4,498
b	RBL Bank Ltd., Reg S	Banks	1,086	5,039
	REC Ltd.	Diversified Financial Services	2,438	4,237
	Reliance Industries Ltd.	Oil, Gas & Consumable Fuels	10,758	202,238
	SBI Life Insurance Co. Ltd.	Insurance	814	9,722
	Shree Cement Ltd.	Construction Materials	28	7,463
	Shriram Transport Finance Co. Ltd.	Consumer Finance	584	8,826
	Siemens Ltd.	Industrial Conglomerates	294	6,289
a	State Bank of India	Banks	6,178	23,607
	Steel Authority of India Ltd.	Metals & Mining	3,318	1,566
	Sun Pharmaceutical Industries Ltd.	Pharmaceuticals	3,784	20,794
	Sun TV Network Ltd.	Media	324	2,161
	Tata Communications Ltd.	Diversified Telecommunication Services	262	1,387
	Tata Consultancy Services Ltd.	IT Services	3,122	92,481
a	Tata Motors Ltd.	Automobiles	3,862	6,400
a	Tata Motors Ltd., A	Automobiles	1,030	772
	Tata Power Co. Ltd.	Electric Utilities	3,270	2,884
	Tata Steel Ltd.	Metals & Mining	946	4,812
	Tech Mahindra Ltd.	IT Services	1,658	16,716
	Titan Co. Ltd.	Textiles, Apparel & Luxury Goods	1,092	19,616
	Torrent Pharmaceuticals Ltd.	Pharmaceuticals	144	3,388
	Torrent Power Ltd.	Electric Utilities	444	1,801
	TVS Motor Co. Ltd.	Automobiles	390	2,322
	UltraTech Cement Ltd.	Construction Materials	356	21,808
a	Union Bank of India Ltd.	Banks	1,284	957
	United Breweries Ltd.	Beverages	234	4,448
a	United Spirits Ltd.	Beverages	1,032	9,713
	UPL Ltd.	Chemicals	1,854	15,800
	Vedanta Ltd.	Metals & Mining	5,832	12,685
a	Vodafone Idea Ltd.	Wireless Telecommunication Services	30,442	2,642
	Voltas Ltd.	Construction & Engineering	384	3,682
	Whirlpool of India Ltd.	Household Durables	102	2,717
	Wipro Ltd.	IT Services	5,004	16,932

140	Semiannual Report	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin FTSE Asia ex Japan ETF (continued)

		Industry	Shares	Value
	Common Stocks and Other Equity Interests (continued)
	India (continued)
a	Wockhardt Ltd.	Pharmaceuticals	112	$405
	Yes Bank Ltd.	Banks	5,922	3,460
	Zee Entertainment Enterprises Ltd.	Media	1,850	6,931

				1,848,560

	Indonesia 2.3%
	Adaro Energy Tbk PT	Oil, Gas & Consumable Fuels	44,600	4,053
	Astra Agro Lestari Tbk PT	Food Products	1,400	1,063
	Astra International Tbk PT	Automobiles	70,000	32,547
	Bank Central Asia Tbk PT	Banks	33,400	71,412
	Bank Danamon Indonesia Tbk PT	Banks	2,400	803
	Bank Mandiri Persero Tbk PT	Banks	64,400	31,644
	Bank Negara Indonesia Persero Tbk PT	Banks	25,800	13,359
	Bank Rakyat Indonesia Persero Tbk PT	Banks	183,200	53,172
	Bukit Asam Tbk PT	Oil, Gas & Consumable Fuels	15,600	2,484
a	Bumi Serpong Damai Tbk PT	Real Estate Management & Development	25,200	2,468
	Charoen Pokphand Indonesia Tbk PT	Food Products	25,200	9,498
	Gudang Garam Tbk PT	Tobacco	1,600	5,903
	Hanjaya Mandala Sampoerna Tbk PT	Tobacco	28,400	4,582
	Indah Kiat Pulp & Paper Corp Tbk PT	Paper & Forest Products	9,000	4,105
	Indocement Tunggal Prakarsa Tbk PT	Construction Materials	4,400	5,804
	Indofood CBP Sukses Makmur Tbk PT	Food Products	7,800	6,608
	Indofood Sukses Makmur Tbk PT	Food Products	15,200	8,245
	Jasa Marga Persero Tbk PT	Transportation Infrastructure	8,000	3,212
	Kalbe Farma Tbk PT	Pharmaceuticals	64,600	7,623
	Matahari Department Store Tbk PT	Multiline Retail	8,600	2,078
	Media Nusantara Citra Tbk PT	Media	19,000	1,653
	Perusahaan Gas Negara (Persero) Tbk PT	Gas Utilities	37,600	5,562
	Perusahaan Perseroan (Persero) PT Telekomunikasi Indonesia Tbk, B	Diversified Telecommunication Services	160,200	48,641
	PT Barito Pacific Tbk	Chemicals	63,800	4,450
a	PT XL Axiata Tbk	Wireless Telecommunication Services	12,800	3,102
	Semen Indonesia (Persero) Tbk PT	Construction Materials	10,000	8,137
a	Smartfren Telecom Tbk PT	Wireless Telecommunication Services	130,200	1,559
	Surya Citra Media Tbk PT	Media	22,000	1,798
	Tower Bersama Infrastructure Tbk PT	Diversified Telecommunication Services	7,200	3,107
	Unilever Indonesia Tbk PT	Household Products	3,800	12,448
	United Tractors Tbk PT	Oil, Gas & Consumable Fuels	5,200	7,537
a	Vale Indonesia Tbk PT	Metals & Mining	7,000	1,731

				370,388

	Italy 0.0%†
	Prada SpA	Textiles, Apparel & Luxury Goods	1,800	5,235

	Luxembourg 0.0%†
	L’Occitane International SA	Personal Products	1,500	2,985

	Macau 0.4%
	Galaxy Entertainment Group Ltd.	Hotels, Restaurants & Leisure	8,000	49,749
a	Macau Legend Development Ltd.	Hotels, Restaurants & Leisure	4,000	444
	SJM Holdings Ltd.	Hotels, Restaurants & Leisure	6,000	5,702
	Wynn Macau Ltd.	Hotels, Restaurants & Leisure	4,800	9,368

				65,263

	Malaysia 2.8%
	AirAsia Group Bhd	Airlines	5,800	2,438
	Alliance Bank Malaysia Bhd.	Banks	4,200	2,859
	AMMB Holdings Bhd.	Banks	7,000	6,921
	Astro Malaysia Holdings Bhd.	Media	5,400	1,883

franklintempleton.com	Semiannual Report	141

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin FTSE Asia ex Japan ETF (continued)

		Industry	Shares	Value
	Common Stocks and Other Equity Interests (continued)
	Malaysia (continued)
	Axiata Group Bhd.	Wireless Telecommunication Services	15,400	$15,816
	British American Tobacco Malaysia Bhd.	Tobacco	400	1,809
	CIMB Group Holdings Bhd.	Banks	23,800	28,592
	Dialog Group Bhd.	Energy Equipment & Services	16,400	13,317
	Digi.com Bhd.	Wireless Telecommunication Services	12,800	14,521
a	FGV Holdings Bhd.	Food Products	7,200	1,530
	Fraser & Neave Holdings Bhd.	Beverages	400	3,334
	Gamuda Bhd.	Construction & Engineering	7,600	6,716
	Genting Bhd.	Hotels, Restaurants & Leisure	8,000	10,967
	Genting Malaysia Bhd.	Hotels, Restaurants & Leisure	9,800	7,092
	HAP Seng Consolidated Bhd.	Industrial Conglomerates	2,400	5,652
	Hartalega Holdings Bhd.	Health Care Equipment & Supplies	5,200	6,520
	Hong Leong Bank Bhd.	Banks	2,200	8,596
	Hong Leong Financial Group Bhd.	Banks	800	3,107
	IHH Healthcare Bhd.	Health Care Providers & Services	10,000	13,566
	IJM Corp. Bhd.	Construction & Engineering	10,600	5,544
	IOI Corp. Bhd.	Food Products	10,800	11,427
	IOI Properties Group Bhd.	Real Estate Management & Development	6,600	1,797
	Kuala Lumpur Kepong Bhd.	Food Products	1,600	8,820
	Malayan Banking Bhd.	Banks	21,038	42,759
	Malaysia Airports Holdings Bhd.	Transportation Infrastructure	3,200	6,611
	Maxis Bhd.	Wireless Telecommunication Services	9,200	12,305
	MISC Bhd.	Marine	4,800	8,942
	Nestle (Malaysia) Bhd.	Food Products	200	6,960
	Petronas Chemicals Group Bhd.	Chemicals	9,600	17,288
	Petronas Dagangan Bhd.	Oil, Gas & Consumable Fuels	1,000	5,637
	Petronas Gas Bhd.	Gas Utilities	2,600	10,172
	PPB Group Bhd.	Food Products	2,440	10,571
	Press Metal Aluminium Holdings Bhd.	Metals & Mining	6,600	7,503
	Public Bank Bhd.	Banks	10,800	51,795
	QL Resources Bhd.	Food Products	2,600	4,477
	RHB Bank Bhd.	Banks	5,600	7,543
	Sime Darby Bhd.	Industrial Conglomerates	12,400	6,664
	Sime Darby Plantation Bhd.	Food Products	12,000	13,556
	Sime Darby Property Bhd.	Real Estate Management & Development	13,600	2,729
	Telekom Malaysia Bhd.	Diversified Telecommunication Services	3,800	3,267
	Tenaga Nasional Bhd.	Electric Utilities	13,400	43,653
	Top Glove Corp. Bhd.	Health Care Equipment & Supplies	6,200	6,589
a	UEM Sunrise Bhd.	Real Estate Management & Development	4,800	762
	Westports Holdings Bhd.	Transportation Infrastructure	3,800	3,748
	YTL Corp. Bhd.	Multi-Utilities	15,400	3,384

				459,739

	Pakistan 0.0%†
	Fauji Fertilizer Co. Ltd.	Chemicals	2,000	1,190
	Habib Bank Ltd.	Banks	2,000	1,512
	Oil & Gas Development Co. Ltd.	Oil, Gas & Consumable Fuels	2,000	1,574
	Pakistan Petroleum Ltd.	Oil, Gas & Consumable Fuels	1,670	1,453

				5,729

	Philippines 1.4%
	Aboitiz Power Corp.	Independent Power and Renewable Electricity Producers	5,200	3,848
	Alliance Global Group Inc.	Industrial Conglomerates	15,000	3,154
	Ayala Corp.	Industrial Conglomerates	865	14,761
	Ayala Land Inc.	Real Estate Management & Development	24,200	23,089
	Bank of the Philippine Islands	Banks	6,124	10,988
	BDO Unibank Inc.	Banks	6,720	18,541

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STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin FTSE Asia ex Japan ETF (continued)

		Industry		Shares	Value
	Common Stocks and Other Equity Interests (continued)
	Philippines (continued)
	Bloomberry Resorts Corp.	Hotels, Restaurants & Leisure		11,800	$2,472
	DMCI Holdings Inc.	Industrial Conglomerates		14,200	2,277
	Globe Telecom Inc.	Wireless Telecommunication Services		100	3,531
	GT Capital Holdings Inc.	Industrial Conglomerates		337	5,475
	International Container Terminal Services Inc.	Transportation Infrastructure		3,700	8,595
	JG Summit Holdings Inc.	Industrial Conglomerates		9,680	13,540
	Jollibee Foods Corp.	Hotels, Restaurants & Leisure		1,420	6,082
	LT Group Inc.	Industrial Conglomerates		9,000	2,421
	Manila Electric Co.	Electric Utilities		920	6,568
	Megaworld Corp.	Real Estate Management & Development		41,000	3,457
	Metro Pacific Investments Corp.	Diversified Financial Services		50,000	4,804
	Metropolitan Bank & Trust Co.	Banks		5,546	7,319
	PLDT Inc.	Wireless Telecommunication Services		420	9,173
	San Miguel Corp.	Industrial Conglomerates		1,240	4,103
	San Miguel Pure Foods Co. Inc.	Food Products		2,200	3,905
	Semirara Mining and Power Corp.	Oil, Gas & Consumable Fuels		4,000	1,760
	SM Investments Corp.	Industrial Conglomerates		1,660	31,099
	SM Prime Holdings Inc.	Real Estate Management & Development		31,200	22,393
	Universal Robina Corp.	Food Products		3,020	9,090

					222,445

	Singapore 4.1%
	Ascendas REIT	Equity Real Estate Investment Trusts (REITs	)	9,000	20,305
	BOC Aviation Ltd.	Trading Companies & Distributors		800	7,383
	CapitaLand Commercial Trust	Equity Real Estate Investment Trusts (REITs	)	8,800	13,172
	CapitaLand Ltd.	Real Estate Management & Development		8,600	21,952
	CapitaLand Mall Trust	Equity Real Estate Investment Trusts (REITs	)	8,400	15,975
	City Developments Ltd.	Real Estate Management & Development		1,600	11,362
	ComfortDelGro Corp. Ltd.	Road & Rail		7,200	12,496
	DBS Group Holdings Ltd.	Banks		6,200	112,083
	Frasers Property Ltd.	Real Estate Management & Development		600	759
	Genting Singapore Ltd.	Hotels, Restaurants & Leisure		20,400	12,981
	Golden Agri-Resources Ltd.	Food Products		21,200	3,449
	Hutchison Port Holdings Trust	Transportation Infrastructure		18,800	2,933
	Jardine Cycle & Carriage Ltd.	Distributors		400	8,677
	Keppel Corp. Ltd.	Industrial Conglomerates		5,000	21,441
	Keppel REIT	Equity Real Estate Investment Trusts (REITs	)	7,200	6,560
	Mapletree Commercial Trust	Equity Real Estate Investment Trusts (REITs	)	6,600	10,929
b	Mapletree Greater China Commercial Trust, Reg S	Equity Real Estate Investment Trusts (REITs	)	7,800	7,445
	Mapletree Industrial Trust	Equity Real Estate Investment Trusts (REITs	)	5,200	9,137
	Mapletree Logistics Trust	Equity Real Estate Investment Trusts (REITs	)	8,600	10,075
	Olam International Ltd.	Food & Staples Retailing		1,800	2,343
	Oversea-Chinese Banking Corp. Ltd.	Banks		11,600	91,096
	SATS Ltd.	Transportation Infrastructure		2,200	7,700
	SembCorp Industries Ltd.	Industrial Conglomerates		3,200	4,813
a	SembCorp Marine Ltd.	Machinery		3,000	2,560
	SIA Engineering Co. Ltd.	Transportation Infrastructure		800	1,493
	Singapore Airlines Ltd.	Airlines		1,800	11,897
	Singapore Exchange Ltd.	Capital Markets		2,800	17,150
	Singapore Post Ltd.	Air Freight & Logistics		5,200	3,666
	Singapore Press Holdings Ltd.	Media		6,000	9,025
	Singapore Technologies Engineering Ltd.	Aerospace & Defense		5,200	14,439
	Singapore Telecommunications Ltd.	Diversified Telecommunication Services		25,600	57,387
	StarHub Ltd.	Wireless Telecommunication Services		2,200	2,068
	Suntec REIT	Equity Real Estate Investment Trusts (REITs	)	7,600	10,442
	United Overseas Bank Ltd.	Banks		4,400	81,643
	UOL Group Ltd.	Real Estate Management & Development		1,600	8,677

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STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin FTSE Asia ex Japan ETF (continued)

		Industry	Shares	Value
	Common Stocks and Other Equity Interests (continued)
	Singapore (continued)
	Venture Corp. Ltd.	Electronic Equipment, Instruments & Components	1,000	$11,071
	Wilmar International Ltd.	Food Products	6,600	17,802
	Wing Tai Holdings Ltd.	Real Estate Management & Development	1,800	2,668
	Yangzijiang Shipbuilding Holdings Ltd.	Machinery	7,200	4,998
	Yanlord Land Group Ltd.	Real Estate Management & Development	2,200	1,861

				673,913

	South Korea 12.9%
	Amorepacific Corp.	Personal Products	110	12,921
	AmorePacific Group	Personal Products	96	5,249
	BGF Co. Ltd.	Industrial Conglomerates	150	752
	BGF Retail Co. Ltd.	Food & Staples Retailing	20	3,294
	BNK Financial Group Inc.	Banks	1,016	6,107
a	Celltrion Healthcare Co. Ltd.	Health Care Providers & Services	198	8,343
a	Celltrion Inc.	Biotechnology	340	46,616
	Cheil Worldwide Inc.	Media	246	5,100
	CJ CheilJedang Corp.	Food Products	28	5,489
	CJ Corp.	Industrial Conglomerates	40	2,742
	CJ ENM Co. Ltd.	Internet & Direct Marketing Retail	34	4,815
a	CJ Logistics Corp.	Road & Rail	24	2,899
	Daelim Industrial Co. Ltd.	Construction & Engineering	92	7,999
a	Daewoo Engineering & Construction Co. Ltd.	Construction & Engineering	558	2,253
a	Daewoo Shipbuilding & Marine Engineering Co. Ltd.	Machinery	166	4,247
	DB Insurance Co. Ltd.	Insurance	160	6,902
	DGB Financial Group Inc.	Banks	616	3,837
	Dongsuh Cos. Inc.	Food & Staples Retailing	118	1,776
	Doosan Bobcat Inc.	Machinery	86	2,545
e	Doosan Corp.	Industrial Conglomerates	22	1,926
a	Doosan Heavy Industries and Construction Co. Ltd.	Electrical Equipment	415	2,359
a	Doosan Infracore Co. Ltd.	Machinery	478	2,518
	E-MART Inc.	Food & Staples Retailing	72	6,802
	Fila Korea Ltd.	Textiles, Apparel & Luxury Goods	180	8,713
	GS Engineering & Construction Corp.	Construction & Engineering	202	5,573
	GS Holdings Corp.	Oil, Gas & Consumable Fuels	176	7,401
	GS Retail Co. Ltd.	Food & Staples Retailing	88	3,035
	Hana Financial Group Inc.	Banks	1,030	30,354
	Hankook Tire & Technology Co. Ltd.	Auto Components	254	6,848
	Hanmi Pharm Co. Ltd.	Pharmaceuticals	24	5,538
	Hanmi Science Co. Ltd.	Pharmaceuticals	43	1,424
	Hanon Systems	Auto Components	548	5,498
	Hanssem Co. Ltd.	Household Durables	30	1,505
a	Hanwha Aerospace Co. Ltd.	Aerospace & Defense	118	4,158
	Hanwha Chemical Corp.	Chemicals	266	3,992
	Hanwha Corp.	Industrial Conglomerates	120	2,533
	Hanwha Corp.	Industrial Conglomerates	140	1,609
	Hanwha Life Insurance Co. Ltd.	Insurance	940	1,870
	HDC Holdings Co. Ltd.	Construction & Engineering	136	1,467
	HDC Hyundai Development Co-Engineering & Construction	Construction & Engineering	102	2,801
a	Helixmith Co. Ltd.	Biotechnology	63	3,492
	Hite Jinro Co. Ltd.	Beverages	116	2,638
a	HLB Inc.	Leisure Equipment & Products	126	6,362
	Hotel Shilla Co. Ltd.	Specialty Retail	108	7,783
	Hyundai Construction Equipment Co. Ltd.	Machinery	44	1,162
	Hyundai Department Store Co. Ltd.	Multiline Retail	54	3,526
	Hyundai Engineering & Construction Co. Ltd.	Construction & Engineering	252	9,754

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STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin FTSE Asia ex Japan ETF (continued)

		Industry	Shares	Value
	Common Stocks and Other Equity Interests (continued)
	South Korea (continued)
	Hyundai Glovis Co. Ltd.	Air Freight & Logistics	62	$8,086
	Hyundai Heavy Industries Holdings Co. Ltd.	Machinery	36	10,519
	Hyundai Marine & Fire Insurance Co. Ltd.	Insurance	206	4,547
	Hyundai Mipo Dockyard Co. Ltd.	Machinery	76	2,866
	Hyundai Mobis Co. Ltd.	Auto Components	224	47,191
	Hyundai Motor Co.	Automobiles	488	54,669
	Hyundai Steel Co.	Metals & Mining	250	8,130
	Hyundai Wia Corp.	Auto Components	54	2,302
	Industrial Bank of Korea	Banks	964	10,638
	Kakao Corp.	Interactive Media & Services	172	19,484
	Kangwon Land Inc.	Hotels, Restaurants & Leisure	376	9,289
	KB Financial Group Inc.	Banks	1,338	47,764
	KCC Corp.	Building Products	20	3,645
	KEPCO Plant Service and Engineering Co. Ltd.	Commercial Services & Supplies	82	2,368
	Kia Motors Corp.	Automobiles	884	33,700
	Korea Aerospace Industries Ltd.	Aerospace & Defense	220	7,191
a	Korea Electric Power Corp.	Electric Utilities	872	18,881
	Korea Gas Corp.	Gas Utilities	102	3,377
	Korea Investment Holdings Co. Ltd.	Capital Markets	132	8,310
a	Korea Shipbuilding & Offshore Engineering Co Ltd.	Machinery	148	15,343
	Korea Zinc Co. Ltd.	Metals & Mining	34	12,734
	Korean Air Lines Co. Ltd.	Airlines	174	3,331
	KT&G Corp.	Tobacco	382	33,692
	Kumho Petrochemical Co. Ltd.	Chemicals	60	3,591
	LG Chem Ltd.	Chemicals	158	39,561
	LG Corp.	Industrial Conglomerates	312	18,259
a	LG Display Co. Ltd.	Electronic Equipment, Instruments & Components	770	9,109
	LG Electronics Inc.	Household Durables	382	21,525
	LG Household & Health Care Ltd.	Personal Products	30	32,780
	LG Uplus Corp.	Diversified Telecommunication Services	672	7,669
	Lotte Chemical Corp.	Chemicals	50	9,865
	Lotte Chilsung Beverage Co. Ltd.	Beverages	12	1,389
	Lotte Corp.	Industrial Conglomerates	76	2,303
	LOTTE Fine Chemical Co. Ltd.	Chemicals	68	2,592
	Lotte Shopping Co. Ltd.	Multiline Retail	40	4,314
	LS Corp.	Electrical Equipment	66	2,618
	Mando Corp.	Auto Components	114	3,450
	Medy-tox Inc.	Biotechnology	14	4,215
	Mirae Asset Daewoo Co. Ltd.	Capital Markets	202	714
	Mirae Asset Daewood Co. Ltd.	Capital Markets	1,486	9,317
	Naver Corp.	Interactive Media & Services	460	60,377
	NCsoft Corp.	Entertainment	58	25,263
a	Netmarble Corp.	Entertainment	58	4,582
	NH Investment & Securities Co. Ltd.	Capital Markets	468	4,969
a	NHN Corp.	Entertainment	38	1,979
	Nongshim Co. Ltd.	Food Products	10	2,086
	OCI Co. Ltd.	Chemicals	66	3,835
	Orion Corp.	Food Products	74	6,088
	Ottogi Corp.	Food Products	4	1,950
	Paradise Co. Ltd.	Hotels, Restaurants & Leisure	174	2,691
	POSCO	Metals & Mining	234	44,407
	POSCO Chemical Co. Ltd.	Construction Materials	76	2,805
	Posco International Corp.	Trading Companies & Distributors	168	2,683
	S-1 Corp.	Commercial Services & Supplies	64	5,249
	S-Oil Corp.	Oil, Gas & Consumable Fuels	140	11,634
a	Samsung Biologics Co. Ltd.	Life Sciences Tools & Services	46	11,825

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin FTSE Asia ex Japan ETF (continued)

		Industry	Shares	Value
	Common Stocks and Other Equity Interests (continued)
	South Korea (continued)
	Samsung C&T Corp.	Industrial Conglomerates	284	$21,297
	Samsung Card Co. Ltd.	Consumer Finance	106	3,115
	Samsung Electro-Mechanics Co. Ltd.	Electronic Equipment, Instruments & Components	196	16,877
	Samsung Electronics Co. Ltd.	Technology Hardware, Storage & Peripherals	16,268	667,095
a	Samsung Engineering Co. Ltd.	Construction & Engineering	546	7,669
	Samsung Fire & Marine Insurance Co. Ltd.	Insurance	110	20,507
a	Samsung Heavy Industries Co. Ltd.	Machinery	1,520	10,013
	Samsung Life Insurance Co. Ltd.	Insurance	218	12,958
	Samsung SDI Co. Ltd.	Electronic Equipment, Instruments & Components	182	33,931
	Samsung SDS Co. Ltd.	IT Services	110	17,519
	Samsung Securities Co. Ltd.	Capital Markets	228	6,738
	Shinhan Financial Group Co. Ltd.	Banks	1,558	54,445
	Shinsegae Co. Ltd.	Multiline Retail	24	5,267
a	SillaJen Inc.	Biotechnology	196	1,334
	SK Holdings Co. Ltd.	Industrial Conglomerates	112	19,101
	SK Hynix Inc.	Semiconductors & Semiconductor Equipment	1,786	122,735
	SK Innovation Co. Ltd.	Oil, Gas & Consumable Fuels	198	27,478
	SK Networks Co. Ltd.	Trading Companies & Distributors	538	2,501
	SK Telecom Co. Ltd.	Wireless Telecommunication Services	80	16,152
	SKC Co. Ltd.	Chemicals	72	2,396
	Ssangyong Cement Industrial Co. Ltd.	Construction Materials	372	1,900
	Woongjin Coway Co. Ltd.	Household Durables	192	13,580
	Woori Financial Group Inc.	Banks	1,928	20,067
	Yuhan Corp.	Pharmaceuticals	31	5,922

				2,120,875

	Taiwan 12.9%
	Acer Inc.	Technology Hardware, Storage & Peripherals	10,000	5,737
	Advantech Co. Ltd.	Technology Hardware, Storage & Peripherals	1,000	8,800
	ASE Industrial Holding Co. Ltd.	Semiconductors & Semiconductor Equipment	11,500	26,244
	Asia Cement Corp.	Construction Materials	8,000	11,165
	Asustek Computer Inc.	Technology Hardware, Storage & Peripherals	2,000	13,312
	AU Optronics Corp.	Electronic Equipment, Instruments & Components	32,000	8,107
	Capital Securities Corp.	Capital Markets	10,840	3,078
	Catcher Technology Co. Ltd.	Technology Hardware, Storage & Peripherals	2,780	21,058
	Cathay Financial Holding Co. Ltd.	Insurance	28,000	36,913
	Chailease Holding Co. Ltd.	Diversified Financial Services	4,120	16,600
	Chang Hwa Commercial Bank Ltd.	Banks	21,337	14,890
	Cheng Shin Rubber Industry Co. Ltd.	Auto Components	6,000	8,858
	Chicony Electronics Co. Ltd.	Technology Hardware, Storage & Peripherals	2,010	5,922
	China Airlines Ltd.	Airlines	8,000	2,341
	China Development Financial Holding Corp.	Insurance	48,000	14,296
a	China Life Insurance Co. Ltd.	Insurance	9,550	7,572
e	China Motor Corp.	Automobiles	800	1,202
	China Steel Corp.	Metals & Mining	42,000	31,137
	Chunghwa Telecom Co. Ltd.	Diversified Telecommunication Services	14,000	50,089
	Compal Electronics Inc.	Technology Hardware, Storage & Peripherals	16,000	9,231
	CTBC Financial Holding Co. Ltd.	Banks	62,000	41,167
	Delta Electronics Inc.	Electronic Equipment, Instruments & Components	8,000	34,167
	E.Sun Financial Holding Co. Ltd.	Banks	37,052	31,350
	Eclat Textile Co. Ltd.	Textiles, Apparel & Luxury Goods	700	9,386
a	Epistar Corp.	Semiconductors & Semiconductor Equipment	4,000	3,127
	Eternal Materials Co. Ltd.	Chemicals	4,000	3,268
	EVA Airways Corp.	Airlines	7,124	3,134
a	Evergreen Marine Corp. Taiwan Ltd.	Marine	6,878	2,882
	Far Eastern International Bank	Banks	8,212	3,176
	Far Eastern New Century Corp.	Industrial Conglomerates	14,000	12,929

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin FTSE Asia ex Japan ETF (continued)

		Industry	Shares	Value
	Common Stocks and Other Equity Interests (continued)
	Taiwan (continued)
	Far EasTone Telecommunications Co. Ltd.	Wireless Telecommunication Services	6,000	$14,021
	Feng Tay Enterprise Co. Ltd.	Textiles, Apparel & Luxury Goods	1,100	7,889
	First Financial Holding Co. Ltd.	Banks	34,743	24,413
	FIT Hon Teng Ltd.	Electronic Equipment, Instruments & Components	2,000	821
	Formosa Chemicals & Fibre Corp.	Chemicals	12,000	33,535
	Formosa Petrochemical Corp.	Oil, Gas & Consumable Fuels	4,000	12,661
	Formosa Plastics Corp.	Chemicals	16,000	48,736
	Formosa Taffeta Co. Ltd.	Textiles, Apparel & Luxury Goods	4,000	4,358
	Foxconn Technology Co. Ltd.	Electronic Equipment, Instruments & Components	4,000	8,342
	Fubon Financial Holding Co. Ltd.	Insurance	26,000	37,335
	Giant Manufacturing Co. Ltd.	Leisure Equipment & Products	1,000	6,801
	Globalwafers Co. Ltd.	Semiconductors & Semiconductor Equipment	1,000	10,121
	Hon Hai Precision Industry Co. Ltd.	Electronic Equipment, Instruments & Components	40,800	96,265
	Hotai Motor Co. Ltd.	Specialty Retail	1,000	15,198
	HTC Corp.	Technology Hardware, Storage & Peripherals	2,000	2,289
	Hua Nan Financial Holdings Co. Ltd.	Banks	31,153	21,037
	Innolux Corp.	Electronic Equipment, Instruments & Components	30,000	6,382
	Inventec Corp.	Technology Hardware, Storage & Peripherals	12,000	8,277
	Largan Precision Co. Ltd.	Electronic Equipment, Instruments & Components	360	51,637
	Lite-On Technology Corp.	Technology Hardware, Storage & Peripherals	8,000	12,713
	MediaTek Inc.	Semiconductors & Semiconductor Equipment	5,000	59,469
	Mega Financial Holding Co. Ltd.	Banks	38,000	35,214
	Nan Ya Plastics Corp.	Chemicals	20,000	44,932
	Nanya Technology Corp.	Semiconductors & Semiconductor Equipment	2,000	5,189
	Novatek Microelectronics Corp. Ltd.	Semiconductors & Semiconductor Equipment	2,000	11,475
	Oriental Union Chemical Corp.	Chemicals	2,000	1,421
	Pegatron Corp.	Technology Hardware, Storage & Peripherals	6,000	10,443
	Pou Chen Corp.	Textiles, Apparel & Luxury Goods	10,000	12,812
	President Chain Store Corp.	Food & Staples Retailing	2,000	18,695
	Quanta Computer Inc.	Technology Hardware, Storage & Peripherals	10,000	18,244
	Realtek Semiconductor Corp.	Semiconductors & Semiconductor Equipment	2,000	14,827
	Shin Kong Financial Holding Co. Ltd.	Insurance	41,275	12,492
	SinoPac Financial Holdings Co. Ltd.	Banks	36,800	14,353
	Synnex Technology International Corp.	Electronic Equipment, Instruments & Components	6,000	7,020
	Taishin Financial Holding Co. Ltd.	Banks	35,357	15,784
	Taiwan Business Bank	Banks	15,372	6,317
	Taiwan Cement Corp.	Construction Materials	16,479	21,061
	Taiwan Cooperative Financial Holding Co. Ltd.	Banks	32,010	21,151
	Taiwan Fertilizer Co. Ltd.	Chemicals	2,000	2,933
	Taiwan Glass Industry Corp.	Building Products	4,000	1,502
	Taiwan High Speed Rail Corp.	Transportation Infrastructure	8,000	9,102
	Taiwan Mobile Co. Ltd.	Wireless Telecommunication Services	6,000	21,660
	Taiwan Secom Co. Ltd.	Commercial Services & Supplies	1,000	2,836
	Taiwan Semiconductor Manufacturing Co. Ltd.	Semiconductors & Semiconductor Equipment	84,000	736,450
	Teco Electric & Machinery Co. Ltd.	Electrical Equipment	6,000	4,835
	The Shanghai Commercial & Savings Bank Ltd.	Banks	12,000	20,152
a	TPK Holding Co. Ltd.	Electronic Equipment, Instruments & Components	2,000	3,604
	Transcend Information Inc.	Technology Hardware, Storage & Peripherals	2,000	4,152
	U-Ming Marine Transport Corp.	Marine	2,000	2,163
	Uni-President Enterprises Corp.	Food Products	16,000	38,576
	Unimicron Technology Corp.	Electronic Equipment, Instruments & Components	4,000	5,628
	United Microelectronics Corp.	Semiconductors & Semiconductor Equipment	38,000	16,413
	Vanguard International Semiconductor Corp.	Semiconductors & Semiconductor Equipment	4,000	8,084
	Walsin Lihwa Corp.	Electrical Equipment	12,000	5,608
	Walsin Technology Corp.	Electronic Equipment, Instruments & Components	2,000	11,249
	Wan Hai Lines Ltd.	Marine	2,000	1,177
	Wistron Corp.	Technology Hardware, Storage & Peripherals	10,293	8,311

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STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin FTSE Asia ex Japan ETF (continued)

		Industry	Shares	Value
	Common Stocks and Other Equity Interests (continued)
	Taiwan (continued)
	Yageo Corp.	Electronic Equipment, Instruments & Components	1,000	$7,945
	Yuanta Financial Holding Co. Ltd.	Capital Markets	40,000	23,852
	Yulon Motor Co. Ltd.	Automobiles	4,000	2,533

				2,133,633

	Thailand 3.7%
	Advanced Info Service PCL	Wireless Telecommunication Services	3,800	27,334
	Airports of Thailand Public Co. Ltd., NVDR	Transportation Infrastructure	14,800	36,171
	B Grimm Power PCL, NVDR	Independent Power and Renewable Electricity Producers	2,389	3,378
	Bangkok Bank PCL, fgn.	Banks	1,600	9,207
	Bangkok Dusit Medical Services PCL	Health Care Providers & Services	30,400	24,054
	Bangkok Expressway and Metro PCL, NVDR	Transportation Infrastructure	28,200	9,958
	Bangkok Life Assurance PCL, NVDR	Insurance	1,400	929
	Banpu PCL, NVDR	Oil, Gas & Consumable Fuels	15,200	5,864
	Berli Jucker PCL, NVDR	Food & Staples Retailing	3,400	5,864
	BTS Group Holdings PCL, NVDR	Road & Rail	27,600	12,092
	Bumrungrad Hospital PCL	Health Care Providers & Services	1,200	5,022
	Central Pattana PCL	Real Estate Management & Development	8,600	19,120
	Charoen Pokphand Foods PCL, NVDR	Food Products	12,400	10,642
	CP ALL PCL	Food & Staples Retailing	18,000	47,817
	Delta Electronics Thailand PCL	Electronic Equipment, Instruments & Components	1,400	2,266
	Digital Telecommunications Infrastructure Fund, fgn.	Diversified Financial Services	15,000	8,534
	Electricity Generating PCL	Independent Power and Renewable Electricity Producers	1,000	11,738
	Energy Absolute PCL, NVDR	Independent Power and Renewable Electricity Producers	5,600	8,789
	Global Power Synergy PCL	Independent Power and Renewable Electricity Producers	2,400	5,512
a	Global Power Synergy PCL, rts., 10/04/19	Independent Power and Renewable Electricity Producers	1,234	575
	Gulf Energy Development PCL, NVDR	Independent Power and Renewable Electricity Producers	2,600	13,601
	Home Product Center PCL, NVDR	Specialty Retail	20,000	11,182
	Indorama Ventures PCL, NVDR	Chemicals	6,400	6,801
	Intouch Holdings PCL	Wireless Telecommunication Services	7,600	16,276
	IRPC PCL	Oil, Gas & Consumable Fuels	36,400	4,380
	Kasikornbank PCL, fgn.	Banks	4,000	20,533
	Kasikornbank PCL, NVDR	Banks	2,800	14,327
	Krung Thai Bank PCL	Banks	22,400	12,597
	Krungthai Card PCL, NVDR	Consumer Finance	4,644	6,491
	Land and Houses PCL, NVDR	Real Estate Management & Development	25,800	8,098
	Minor International PCL	Hotels, Restaurants & Leisure	12,600	15,449
	Muangthai Capital PCL	Consumer Finance	2,400	4,473
	Osotspa PCL, NVDR	Beverages	4,200	5,115
	PTT Exploration and Production PCL, NVDR	Oil, Gas & Consumable Fuels	4,800	18,990
	PTT Global Chemical PCL, NVDR	Chemicals	7,400	13,005
	PTT PCL	Oil, Gas & Consumable Fuels	49,400	74,702
	Ratch Group PCL, NVDR	Independent Power and Renewable Electricity Producers	2,800	6,546
	Siam City Cement PCL, NVDR	Construction Materials	200	1,406
	Siam Commercial Bank PCL	Banks	8,400	32,408
	Siam Makro Public Company Ltd.	Food & Staples Retailing	800	883
a	Thai Airways International PCL, NVDR	Airlines	3,600	1,071
	Thai Oil PCL	Oil, Gas & Consumable Fuels	3,600	8,210
	Thai Union Frozen Products PCL	Food Products	10,000	5,460
	The Siam Cement PCL	Construction Materials	3,000	40,020
	TMB Bank PCL, rts., 02/20/49	Banks	73,600	3,778
a	TMB Bank PCL, rts., 2/20/49	Banks	50,951	283
	Total Access Communication PCL	Wireless Telecommunication Services	2,400	4,512

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin FTSE Asia ex Japan ETF (continued)

		Industry	Shares	Value
	Common Stocks and Other Equity Interests (continued)
	Thailand (continued)
	True Corporation PCL, NVDR	Diversified Telecommunication Services	36,600	$6,282

				611,745

	Total Common Stocks and Other Equity Interests (Cost $18,418,254)			16,253,205

	Preferred Stocks 0.7%
	South Korea 0.7%
f	Amorepacific Corp., 1.617%, pfd.	Personal Products	30	1,838
f	CJ CheilJedang Corp., 3.381%, pfd.	Food Products	4	351
f	Hyundai Motor Co., 4.829%, pfd., 2	Automobiles	124	8,801
f	Hyundai Motor Co., 5.301%, pfd.	Automobiles	76	4,854
f	LG Chem Ltd., 3.612%, pfd.	Chemicals	24	3,361
f	LG Electronics Inc., 2.914%, pfd.	Household Durables	66	1,515
f	LG Household & Health Care Ltd., 1.206%, pfd.	Personal Products	6	3,867
f	Samsung Electronics Co. Ltd., 3.587%, pfd.	Technology Hardware, Storage & Peripherals	2,848	94,049
f	Samsung Fire & Marine Insurance Co. Ltd., 7.080%, pfd.	Insurance	14	1,902

	Total Preferred Stocks (Cost $140,067)			120,538

	Warrants (Cost $—) 0.0%†
	Thailand 0.0%†
a	BTS Group Holdings PCL, wts., 11/29/19	Road & Rail	1	—

	Corporate Bonds & Notes (Cost $90) 0.0%†
	India 0.0%†
	Britannia Industries Ltd., senior secured note, first lien, 8.00%	Food Products	6,300	91

	Short Term Investments 0.1%
	Investments from Cash Collateral Received for Loaned Securities 0.1%
	United States 0.1%
g,h	Institutional Fiduciary Trust Portfolio, 1.71%	Money Market Funds	5,820	5,820

	Total Investments (Cost $18,564,231) 99.3%			16,379,654
	Other Assets, less Liabilities 0.7%			122,447

	Net Assets 100.0%			$16,502,101

See Abbreviations on page 322.

†Rounds to less than 0.1% of net assets.

aNon-income producing.

bSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Fund’s Board of Trustees. At September 30, 2019, the aggregate value of these securities was $275,206, representing 1.7% of net assets.

cSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Fund’s Board of Trustees. At September 30, 2019, the aggregate value of these securities was $97,069, representing 0.6% of net assets.

dA portion or all of the security is on loan at September 30, 2019. See Note 1(c).

eFair valued using significant unobservable inputs. See Note 8 regarding fair value measurements.

fVariable rate security. The rate shown represents the yield at period end.

gSee Note 3(c) regarding investments in affiliated management investment companies.

hThe rate shown is the annualized seven-day effective yield at period end.

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STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin FTSE Asia ex Japan ETF (continued)

At September 30, 2019, the Fund had the following futures contracts outstanding. See Note 1(c).

Futures Contracts

Description	Type	Number of Contracts	Notional Amount*	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Index Contracts
MSCI Emerging Markets Index	Long	2	$100,190	12/20/19	$(2,454)

*As of period end.

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Financial Highlights

Franklin FTSE Australia ETF

	Six Months Ended September 30, 2019 (unaudited)	Year Ended March 31,
		2019	2018[a]

Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$24.63	$24.67	$25.23

Income from investment operations[b]:

Net investment income[c]	0.60	1.29	0.52

Net realized and unrealized gains (losses)	0.77	(0.37)	(1.03)

Total from investment operations	1.37	0.92	(0.51)

Less distributions from net investment income	(0.69)	(0.96)	(0.05)

Net asset value, end of period	$25.31	$24.63	$24.67

Total return[d]	5.58%	4.00%	(2.05)%

Ratios to average net assets[e]

Total expenses	0.09%	0.09%	0.09%

Net investment income	4.78%	5.30%	4.96%

Supplemental data

Net assets, end of period (000’s)	$11,389	$7,389	$2,467

Portfolio turnover rate[f]	5.55%	4.56%	1.63%

Portfolio turnover rate excluding portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely or in part for cash[f,g]	5.55%	—%	—%

aFor the period November 2, 2017 (commencement of operations) to March 31, 2018.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return is not annualized for periods less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.

eRatios are annualized for periods less than one year.

fPortfolio turnover rate excludes the value of portfolio securities received or delivered as a result of processing capital share transactions in Creation Units, if any.

gEffective September 30, 2019.

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Statement of Investments, September 30, 2019 (unaudited)

Franklin FTSE Australia ETF

		Industry		Shares	Value
	Common Stocks 99.7%
	Australia 97.8%
	Adelaide Brighton Ltd.	Construction Materials		4,932	$10,145
a	Afterpay Touch Group Ltd.	IT Services		1,962	47,466
	AGL Energy Ltd.	Multi-Utilities		7,011	90,599
	ALS Ltd.	Professional Services		5,166	27,943
	Altium Ltd.	Software		1,152	25,912
	Alumina Ltd.	Metals & Mining		26,604	42,525
	AMP Ltd.	Diversified Financial Services		35,856	44,134
	Ansell Ltd.	Health Care Equipment & Supplies		1,431	26,454
	Apa Group	Gas Utilities		12,654	97,805
	Aristocrat Leisure Ltd.	Hotels, Restaurants & Leisure		6,822	140,794
	Atlas Arteria Ltd.	Transportation Infrastructure		7,173	37,735
	Aurizon Holdings Ltd.	Road & Rail		20,484	81,511
	AusNet Services	Electric Utilities		19,395	23,742
	Australia & New Zealand Banking Group Ltd.	Banks		30,312	583,061
	Australian Stock Exchange Ltd.	Capital Markets		2,070	113,183
	Bank of Queensland Ltd.	Banks		4,320	28,903
	Beach Energy Ltd.	Oil, Gas & Consumable Fuels		18,747	31,989
	Bendigo and Adelaide Bank Ltd.	Banks		5,247	40,661
	BHP Group Ltd.	Metals & Mining		31,518	780,568
	Bluescope Steel Ltd.	Metals & Mining		5,481	44,397
	Boral Ltd.	Construction Materials		12,447	40,547
	Brambles Ltd.	Commercial Services & Supplies		17,055	131,131
	Caltex Australia Ltd.	Oil, Gas & Consumable Fuels		2,664	47,290
	Challenger Ltd.	Diversified Financial Services		6,093	30,286
	Charter Hall Group	Equity Real Estate Investment Trusts (REITs	)	4,896	38,470
	Cimic Group Ltd.	Construction & Engineering		1,044	22,145
	Cleanaway Waste Management Ltd.	Commercial Services & Supplies		14,211	18,690
	Coca-Cola Amatil Ltd.	Beverages		5,490	39,434
	Cochlear Ltd.	Health Care Equipment & Supplies		603	84,653
	Coles Group Ltd.	Food & Staples Retailing		12,114	125,822
	Commonwealth Bank of Australia	Banks		18,945	1,032,801
	Computershare Ltd.	IT Services		5,166	56,270
	Crown Resorts Ltd.	Hotels, Restaurants & Leisure		3,735	30,355
	CSL Ltd.	Biotechnology		4,833	761,740
	CSR Ltd.	Construction Materials		5,355	15,422
	Dexus	Equity Real Estate Investment Trusts (REITs	)	11,655	93,778
	Domain Holdings Australia Ltd.	Interactive Media & Services		2,520	5,762
	Domino’s Pizza Enterprises Ltd.	Hotels, Restaurants & Leisure		639	20,019
	Downer EDI Ltd.	Commercial Services & Supplies		6,327	33,285
	Evolution Mining Ltd.	Metals & Mining		11,223	34,289
	Flight Centre Travel Group Ltd.	Hotels, Restaurants & Leisure		603	19,359
	Fortescue Metals Group Ltd.	Metals & Mining		17,010	100,957
	Goodman Group	Equity Real Estate Investment Trusts (REITs	)	19,026	181,959
	GPT Group	Equity Real Estate Investment Trusts (REITs	)	20,691	85,963
	Harvey Norman Holdings Ltd.	Multiline Retail		6,111	18,671
a	Harvey Norman Holdings Ltd., rts., 10/11/19	Multiline Retail		356	431
	IDP Education Ltd.	Diversified Consumer Services		1,341	14,082
	Iluka Resources Ltd.	Metals & Mining		4,473	24,104
	Incitec Pivot Ltd.	Chemicals		17,145	39,200
	Insurance Australia Group Ltd.	Insurance		24,714	131,680
	IOOF Holdings Ltd.	Capital Markets		3,681	15,864
	James Hardie Industries PLC, CDI	Construction Materials		4,725	79,223
	LendLease Group	Real Estate Management & Development		6,039	71,522
	Macquarie Group Ltd.	Capital Markets		3,294	291,212
	Magellan Financial Group Ltd.	Capital Markets		1,422	49,334
	Medibank Private Ltd.	Insurance		29,448	67,528
	Metcash Ltd.	Food & Staples Retailing		9,684	19,529

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STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin FTSE Australia ETF (continued)

		Industry		Shares	Value
	Common Stocks (continued)
	Australia (continued)
	Mirvac Group	Equity Real Estate Investment Trusts (REITs	)	41,787	$86,241
	National Australia Bank Ltd.	Banks		30,789	616,739
	Newcrest Mining Ltd.	Metals & Mining		8,226	192,794
	Northern Star Resources Ltd.	Metals & Mining		6,606	49,188
	Nufarm Ltd.	Chemicals		3,087	11,743
	Oil Search Ltd.	Oil, Gas & Consumable Fuels		14,202	70,115
	Orica Ltd.	Chemicals		4,059	61,705
	Origin Energy Ltd.	Oil, Gas & Consumable Fuels		18,792	101,014
	Orora Ltd.	Containers & Packaging		12,870	25,086
	OZ Minerals Ltd.	Metals & Mining		3,357	21,758
	Perpetual Ltd.	Capital Markets		468	11,818
	Platinum Asset Management Ltd.	Capital Markets		3,114	8,905
	Qantas Airways Ltd.	Airlines		6,570	27,872
	QBE Insurance Group Ltd.	Insurance		14,148	119,849
	Qube Logistics Holdings Ltd.	Transportation Infrastructure		13,032	28,126
	Ramsay Health Care Ltd.	Health Care Providers & Services		1,368	59,852
	REA Group Ltd.	Interactive Media & Services		540	39,414
	Rio Tinto Ltd.	Metals & Mining		3,969	248,068
	Santos Ltd.	Oil, Gas & Consumable Fuels		18,909	98,582
	Scentre Group	Equity Real Estate Investment Trusts (REITs	)	54,657	144,873
	Seek Ltd.	Professional Services		3,708	53,693
	Seven Group Holdings Ltd.	Trading Companies & Distributors		1,404	16,495
	Shopping Centres Australasia Property Group	Equity Real Estate Investment Trusts (REITs	)	9,711	17,094
	Sonic Healthcare Ltd.	Health Care Providers & Services		5,058	95,689
	South32 Ltd.	Metals & Mining		53,784	95,040
	Stockland	Equity Real Estate Investment Trusts (REITs	)	25,524	78,327
	Suncorp-Metway Ltd.	Insurance		13,493	124,220
	Sydney Airport	Transportation Infrastructure		11,862	64,243
	Tabcorp Holdings Ltd.	Hotels, Restaurants & Leisure		20,061	65,621
	Telstra Corp. Ltd.	Diversified Telecommunication Services		44,640	105,677
	The Star Entertainment Group Ltd.	Hotels, Restaurants & Leisure		8,829	25,963
	TPG Telecom Ltd.	Diversified Telecommunication Services		3,843	17,988
	Transurban Group	Transportation Infrastructure		28,953	286,857
	Treasury Wine Estates Ltd.	Beverages		7,686	96,264
	Vicinity Centres	Equity Real Estate Investment Trusts (REITs	)	33,471	58,017
a	Vocus Group Ltd.	Diversified Telecommunication Services		6,345	14,892
	Washington H. Soul Pattinson & Co. Ltd.	Oil, Gas & Consumable Fuels		963	13,659
	Wesfarmers Ltd.	Multiline Retail		12,114	325,177
	Westpac Banking Corp.	Banks		37,332	746,293
	Whitehaven Coal Ltd.	Oil, Gas & Consumable Fuels		7,272	15,253
	Wisetech Global Ltd.	Software		873	20,449
	Woodside Petroleum Ltd.	Oil, Gas & Consumable Fuels		9,990	218,168
	Woolworths Group Ltd.	Food & Staples Retailing		13,464	338,532
	WorleyParsons Ltd.	Energy Equipment & Services		3,411	29,930

					11,139,617

	New Zealand 0.3%
a	Xero Ltd.	Software		990	41,592

	United States 1.6%
	Amcor PLC, IDR	Containers & Packaging		17,307	166,336
	Sims Metal Management Ltd.	Metals & Mining		1,773	12,436

					178,772

	Total Investments (Cost $11,483,850) 99.7%				11,359,981
	Other Assets, less Liabilities 0.3%				29,468

	Net Assets 100.0%				$11,389,449

See Abbreviations on page 322.

aNon-income producing.

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Financial Highlights

Franklin FTSE Brazil ETF

	Six Months Ended September 30, 2019 (unaudited)	Year Ended March 31,
		2019	2018[a]

Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$25.72	$27.87	$24.37

Income from investment operations[b]:

Net investment income[c]	0.29	0.80	0.50

Net realized and unrealized gains (losses)	0.41	(2.07)	3.11

Total from investment operations	0.70	(1.27)	3.61

Less distributions from net investment income	(0.38)	(0.88)	(0.11)

Net asset value, end of period	$26.04	$25.72	$27.87

Total return[d]	2.69%	(3.98)%	14.86%

Ratios to average net assets[e]

Total expenses	0.19%	0.19%	0.19%

Net investment income	2.23%	3.37%	4.53%

Supplemental data

Net assets, end of period (000’s)	$15,623	$20,579	$44,593

Portfolio turnover rate[f]	4.67%	39.76%	4.79%

Portfolio turnover rate excluding portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely or in part for cash[f,g]	4.67%	0.00%	0.00%

aFor the period November 3, 2017 (commencement of operations) to March 31, 2018.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return is not annualized for periods less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.

eRatios are annualized for periods less than one year, except for non-recurring expenses, if any.

fPortfolio turnover rate excludes the value of portfolio securities received or delivered as a result of processing capital share transactions in Creation Units, if any.

gEffective September 30, 2019.

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Statement of Investments, September 30, 2019 (unaudited)

Franklin FTSE Brazil ETF

		Industry	Shares	Value
	Common Stocks 65.9%
	Brazil 64.1%
	Ambev SA	Beverages	157,320	$727,039
	Atacadao Distribuicao Comercio e Industria Ltd.	Food & Staples Retailing	12,000	60,642
a	Azul SA	Airlines	7,200	85,925
a	B2W Cia Digital	Internet & Direct Marketing Retail	6,000	69,645
a	B2W Cia Digital, SCR	Internet & Direct Marketing Retail	1,120	12,877
	B3 SA – Brasil Bolsa Balcao	Capital Markets	71,700	751,013
	Banco Bradesco SA	Banks	36,600	274,584
	Banco BTG Pactual SA	Capital Markets	9,000	126,506
	Banco do Brasil SA	Banks	37,404	408,486
	Banco Santander Brasil SA	Banks	14,400	156,708
	BB Seguridade Participacoes SA	Insurance	24,000	201,834
	BR Malls Paricipacoes SA	Real Estate Management & Development	27,600	95,481
a	BRF SA	Food Products	19,800	181,582
	CCR SA	Transportation Infrastructure	40,200	166,479
	Centrais Eletricas Brasileiras SA	Electric Utilities	13,800	133,017
	Cia Siderurgica Nacional SA	Metals & Mining	22,200	70,511
	Cielo SA	IT Services	40,200	77,208
	Companhia de Saneamento Basico do Estado de Sao Paulo	Water Utilities	12,000	142,891
	Companhia Energetica de Minas Gerais	Electric Utilities	3,000	11,452
	Companhia Paranaense de Energia-Copel	Electric Utilities	600	7,361
	Cosan SA	Oil, Gas & Consumable Fuels	6,000	76,631
	CPFL Energia SA	Electric Utilities	6,600	52,114
	CVC Brasil Operadora e Agencia de Viagens SA	Hotels, Restaurants & Leisure	4,200	56,314
	EDP-Energias do Brasil SA	Electric Utilities	10,800	50,819
	Embraer SA	Aerospace & Defense	26,400	113,512
	Energisa SA	Electric Utilities	6,880	82,503
	Engie Brasil SA	Independent Power and Renewable Electricity Producers	6,200	66,072
	Equatorial Energia SA	Electric Utilities	6,200	149,277
	Fleury SA	Health Care Providers & Services	7,800	49,473
	Grendene SA	Textiles, Apparel & Luxury Goods	9,600	20,120
b,c	Hapvida Participacoes e Investimentos SA, Reg S, 144A	Health Care Providers & Services	5,200	67,225
	Hypera SA	Pharmaceuticals	14,400	115,915
	IRB Brasil Resseguros SA	Insurance	29,748	268,956
	Klabin SA	Containers & Packaging	25,800	95,324
	Kroton Educacional SA	Diversified Consumer Services	53,400	143,326
	Localiza Rent a Car SA	Road & Rail	19,200	209,543
	Lojas Americanas SA	Multiline Retail	8,400	30,108
	Lojas Renner SA	Multiline Retail	28,520	345,562
	M. Dias Branco SA	Food Products	3,000	25,208
	Magazine Luiza SA	Multiline Retail	21,120	187,805
	Multiplan Empreendimentos Imobiliarios SA	Real Estate Management & Development	9,600	66,491
	Natura Cosmeticos SA	Personal Products	13,200	107,301
	Notre Dame Intermedica Participacoes SA	Health Care Providers & Services	13,600	177,126
	Odontoprev SA	Health Care Providers & Services	9,600	37,244
	Petrobras Distribuidora SA	Specialty Retail	24,600	162,587
	Petroleo Brasileiro SA	Oil, Gas & Consumable Fuels	104,040	753,062
	Porto Seguro SA	Insurance	3,600	50,896
	Raia Drogasil SA	Food & Staples Retailing	8,172	187,967
a	Rumo SA	Road & Rail	40,160	236,213
	Sao Martinho SA	Food Products	6,000	27,296
	Sul America SA	Insurance	8,200	93,922
	Suzano SA	Paper & Forest Products	28,872	233,241
	Tim Participacoes SA	Wireless Telecommunication Services	28,800	82,347
	Transmissora Alianca de Energia Eletrica SA	Electric Utilities	7,800	53,930
	Ultrapar Participacoes SA	Oil, Gas & Consumable Fuels	30,528	135,512

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STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin FTSE Brazil ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	Brazil (continued)
a	Vale SA	Metals & Mining	121,300	$1,390,521
a	Via Varejo SA	Specialty Retail	13,800	26,239
	Weg SA	Electrical Equipment	26,400	153,568
	YDUQS PART	Diversified Consumer Services	9,000	77,957

				10,020,468

	United States 1.8%
	JBS SA	Food Products	34,800	273,945

	Total Common Stocks (Cost $8,822,025)			10,294,413

	Preferred Stocks 33.8%
	Brazil 33.8%
a	Alpargatas SA, pfd.	Textiles, Apparel & Luxury Goods	6,800	42,282
d	Banco Bradesco SA, 2.969%, pfd.	Banks	142,080	1,156,997
d	Banco do Estado do Rio Grande do Sul SA, 9.761%, pfd., B	Banks	7,200	38,978
d	Bradespar SA, 3.926%, pfd.	Metals & Mining	7,800	59,098
a	Braskem SA, pfd., A	Chemicals	7,000	54,650
d	Centrais Eletricas Brasileiras SA, 3.372%, pfd., B	Electric Utilities	8,400	84,738
d	Cia de Transmissao de Energia Eletrica Paulista, 9.802%, pfd.	Electric Utilities	6,600	39,137
d	Cia Energetica de Sao Paulo, 3.112%, pfd., B	Independent Power and Renewable Electricity Producers	6,600	45,158
d	Companhia Brasileira de Distribuicao, 2.023%, pfd., A	Food & Staples Retailing	5,748	110,119
d	Companhia Energetica de Minas Gerais, 4.152%, pfd.	Electric Utilities	33,600	115,592
d	Companhia Paranaense de Energia, 2.927%, pfd., B	Electric Utilities	3,600	42,876
d	Gerdau SA, 2.432%, pfd.	Metals & Mining	37,200	117,528
d	Itau Unibanco Holding SA, 4.930%, pfd.	Banks	166,800	1,402,747
d	Itausa-Investimentos Itau SA, 5.463%, pfd.	Banks	219,360	694,091
d	Lojas Americanas SA, 0.376%, pfd.	Multiline Retail	26,400	126,505
d	Petroleo Brasileiro SA, 4.123%, pfd.	Oil, Gas & Consumable Fuels	139,240	920,935
d	Telefonica Brasil SA, 6.735%, pfd.	Diversified Telecommunication Services	15,000	197,844
d	Usinas Siderurgicas de Minas Gerais SA Usiminas, 2.036%, pfd., A	Metals & Mining	13,800	25,875

	Total Preferred Stocks (Cost $5,020,104)			5,275,150

	Total Investments (Cost $13,842,129) 99.7%			15,569,563
	Other Assets, less Liabilities 0.3%			53,113

	Net Assets 100.0%			$15,622,676

See Abbreviations on page 322.

aNon-income producing.

bSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. This security has been deemed liquid under guidelines approved by the Fund’s Board of Trustees. At September 30, 2019, the value of this security was $67,225, representing 0.4% of net assets.

cSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. This security has been deemed liquid under guidelines approved by the Fund’s Board of Trustees. At September 30, 2019, the value of this security was $67,225, representing 0.4% of net assets.

dVariable rate security. The rate shown represents the yield at period end.

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STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin FTSE Brazil ETF (continued)

At September 30, 2019, the Fund had the following futures contracts outstanding. See Note 1(c).

Futures Contracts

Description	Type	Number of Contracts	Notional Amount*	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Equity Contracts
MINI Bovespa Index	Long	10	$50,482	10/16/19	$3,066

*As of period end.

See Note 7 regarding other derivative information.

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Financial Highlights

Franklin FTSE Canada ETF

	Six Months Ended September 30, 2019 (unaudited)	Year Ended March 31,
		2019	2018[a]

Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$24.13	$23.77	$24.80

Income from investment operations[b]:

Net investment income[c]	0.35	0.67	0.24

Net realized and unrealized gains (losses)	1.37	0.33	(1.25)

Total from investment operations	1.72	1.00	(1.01)

Less distributions from net investment income	(0.23)	(0.64)	(0.02)

Net asset value, end of period	$25.62	$24.13	$23.77

Total return[d]	7.18%	4.48%	(4.06)%

Ratios to average net assets[e]

Total expenses	0.09%	0.09%	0.09%

Net investment income	2.78%	2.79%	2.39%

Supplemental data

Net assets, end of period (000’s)	$5,124	$4,827	$2,377

Portfolio turnover rate[f]	2.48%	6.95%	1.26%

Portfolio turnover rate excluding portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely or in part for cash[f,g]	2.48%	—%	—%

aFor the period November 2, 2017 (commencement of operations) to March 31, 2018.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return is not annualized for periods less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.

eRatios are annualized for periods less than one year.

fPortfolio turnover rate excludes the value of portfolio securities received or delivered as a result of processing capital share transactions in Creation Units, if any.

gEffective September 30, 2019.

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Statement of Investments, September 30, 2019 (unaudited)

Franklin FTSE Canada ETF

		Industry		Shares	Value

	Common Stocks 100.0%
	Canada 97.6%
	Agnico Eagle Mines Ltd.	Metals & Mining		928	$49,764
	Alimentation Couche-Tard Inc., B	Food & Staples Retailing		3,312	101,561
	Bank of Montreal	Banks		2,484	183,073
	Bank of Nova Scotia	Banks		4,796	272,582
	Barrick Gold Corp.	Metals & Mining		6,848	118,547
	BCE Inc.	Diversified Telecommunication Services		1,168	56,530
	Brookfield Asset Management Inc., A	Capital Markets		3,432	182,357
	Canadian Imperial Bank of Commerce	Banks		1,728	142,664
	Canadian National Railway Co.	Road & Rail		2,824	253,733
	Canadian Natural Resources Ltd.	Oil, Gas & Consumable Fuels		4,572	121,724
	Canadian Pacific Railway Ltd.	Road & Rail		540	120,081
	Canadian Tire Corp. Ltd., A	Multiline Retail		224	25,153
	Canadian Utilities Ltd., A	Multi-Utilities		472	13,921
a	Canopy Growth Corp.	Pharmaceuticals		700	16,046
	Cenovus Energy Inc.	Oil, Gas & Consumable Fuels		3,972	37,290
a	CGI Inc., A	IT Services		924	73,111
	Constellation Software Inc.	Software		78	77,950
	Dollarama Inc.	Multiline Retail		1,212	43,418
	Enbridge Inc.	Oil, Gas & Consumable Fuels		7,708	270,712
	EnCana Corp.	Oil, Gas & Consumable Fuels		5,772	26,462
	Fairfax Financial Holdings Ltd.	Insurance		104	45,873
	Fortis Inc.	Electric Utilities		1,680	71,070
	Franco-Nevada Corp.	Metals & Mining		712	64,919
	George Weston Ltd.	Food & Staples Retailing		280	23,572
	Great-West Lifeco Inc.	Insurance		1,012	24,314
	Husky Energy Inc.	Oil, Gas & Consumable Fuels		1,184	8,335
	Hydro One Ltd.	Electric Utilities		1,228	22,714
	IGM Financial Inc.	Capital Markets		328	9,320
	Imperial Oil Ltd.	Oil, Gas & Consumable Fuels		904	23,556
	Intact Financial Corp.	Insurance		536	53,981
	Inter Pipeline Ltd.	Oil, Gas & Consumable Fuels		1,592	27,956
	Loblaw Cos. Ltd.	Food & Staples Retailing		708	40,352
	Magna International Inc.	Auto Components		1,152	61,446
	Manulife Financial Corp.	Insurance		7,656	140,514
	Metro Inc., A	Food & Staples Retailing		932	41,060
	National Bank of Canada	Banks		1,308	65,123
	Nutrien Ltd.	Chemicals		2,228	111,063
	Pembina Pipeline Corp.	Oil, Gas & Consumable Fuels		1,984	73,591
	Power Corp. of Canada	Insurance		1,364	31,442
	Power Financial Corp.	Insurance		896	20,789
	Restaurant Brands International Inc.	Hotels, Restaurants & Leisure		936	66,595
	RioCan REIT	Equity Real Estate Investment Trusts (REITs	)	1,196	23,830
	Rogers Communications Inc., B	Wireless Telecommunication Services		1,392	67,844
	Royal Bank of Canada	Banks		5,620	456,179
	Saputo Inc.	Food Products		852	26,204
	Shaw Communications Inc.	Media		1,744	34,287
a	Shopify Inc., A	IT Services		384	119,580
	Sun Life Financial Inc.	Insurance		2,304	103,088
	Suncor Energy Inc.	Oil, Gas & Consumable Fuels		6,116	193,042
	TC Energy Corp.	Oil, Gas & Consumable Fuels		3,572	185,075
	Teck Resources Ltd., B	Metals & Mining		1,956	31,733
	TELUS Corp.	Diversified Telecommunication Services		776	27,635
	The Toronto-Dominion Bank	Banks		7,180	418,924
	Thomson Reuters Corp.	Professional Services		768	51,364
	Wheaton Precious Metals Corp.	Metals & Mining		1,732	45,445

					4,998,494

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STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin FTSE Canada ETF (continued)

		Industry	Shares	Value

	Common Stocks (continued)
	United States 2.4%
a	Bausch Health Cos. Inc.	Pharmaceuticals	1,344	$29,337
	IESI-BFC Ltd.	Commercial Services & Supplies	1,024	94,132

				123,469

	Total Investments (Cost $4,896,342) 100.0%			5,121,963
	Other Assets, less Liabilities 0.0%†			1,973

	Net Assets 100.0%			$5,123,936

See Abbreviations on page 322.

†Rounds to less than 0.1% of net assets.

aNon-income producing.

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FRANKLIN TEMPLETON ETF TRUST

Financial Highlights

Franklin FTSE China ETF

	Six Months Ended September 30, 2019 (unaudited)	Year Ended March 31,
		2019	2018[a]

Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$24.01	$25.99	$24.95

Income from investment operations[b]:

Net investment income (loss)[c]	0.44	0.40	(0.01)

Net realized and unrealized gains (losses)	(2.50)	(1.99)	1.05

Total from investment operations	(2.06)	(1.59)	1.04

Less distributions from net investment income	(0.03)	(0.39)	—	[d]

Net asset value, end of period	$21.92	$24.01	$25.99

Total return[e]	(8.58)%	(5.94)%	4.17%

Ratios to average net assets[f]

Total expenses	0.19%	0.19%	0.19%

Net investment income (loss)	3.83%	1.70%	(0.12)%

Supplemental data

Net assets, end of period (000’s)	$39,450	$43,220	$31,191

Portfolio turnover rate[g]	13.38%	7.21%	2.71%

Portfolio turnover rate excluding portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely or in part for cash[g,h]	13.38%	—%	—%

aFor the period November 2, 2017 (commencement of operations) to March 31, 2018.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dAmount rounds to less than $0.01 per share.

eTotal return is not annualized for periods less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.

fRatios are annualized for periods less than one year.

gPortfolio turnover rate excludes the value of portfolio securities received or delivered as a result of processing capital share transactions in Creation Units, if any.

hEffective September 30, 2019.

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FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, September 30, 2019 (unaudited)

Franklin FTSE China ETF

		Industry	Shares	Value
	Common Stocks 99.8%
	China 98.5%
	360 Security Technology Inc., A	Software	1,800	$5,918
a	3SBio Inc.	Biotechnology	27,000	44,774
a	51job Inc., ADR	Professional Services	522	38,628
a	58.com Inc., ADR	Interactive Media & Services	2,214	109,172
	AECC Aviation Power Co. Ltd., A	Aerospace & Defense	1,800	5,513
	Agile Group Holdings Ltd.	Real Estate Management & Development	36,000	43,718
	Agricultural Bank of China Ltd., A	Banks	128,700	62,357
	Agricultural Bank of China Ltd., H	Banks	702,000	274,911
	Aier Eye Hospital Group Co. Ltd.	Health Care Providers & Services	3,600	17,881
	Air China Ltd., A	Airlines	8,100	9,074
	Air China Ltd., H	Airlines	36,000	31,686
	Aisino Co. Ltd., A	Software	1,800	5,281
a	Alibaba Group Holding Ltd., ADR	Internet & Direct Marketing Retail	32,616	5,454,374
a	Alibaba Health Information Technology Ltd.	Health Care Technology	90,000	78,641
a	Alpha Group	Leisure Equipment & Products	1,800	1,543
a	Aluminum Corp. of China Ltd., A	Metals & Mining	11,700	5,767
a	Aluminum Corp. of China Ltd., H	Metals & Mining	90,000	28,357
	An Hui Wenergy Co. Ltd.	Independent Power and Renewable Electricity Producers	3,600	2,198
	Angang Steel Co. Ltd.	Metals & Mining	8,190	3,544
	Angang Steel Co. Ltd., H	Metals & Mining	36,000	13,134
	Angel Yeast Co. Ltd., A	Food Products	900	3,409
	Anhui Anke Biotechnology Group Co. Ltd.	Pharmaceuticals	900	1,899
	Anhui Conch Cement Co. Ltd., A	Construction Materials	4,500	26,050
	Anhui Conch Cement Co. Ltd., H	Construction Materials	27,000	160,325
	Anhui Expressway Co. Ltd., H	Transportation Infrastructure	18,000	10,057
	Anhui Gujing Distillery Co. Ltd., B	Beverages	2,700	22,687
	Anta Sports Products Ltd.	Textiles, Apparel & Luxury Goods	27,000	223,353
a	Anxin Trust Co. Ltd.	Capital Markets	6,300	4,155
a	Autohome Inc., ADR	Interactive Media & Services	1,242	103,247
	Avary Holding Shenzhen Co. Ltd., A	Electronic Equipment, Instruments & Components	900	5,056
	AVIC Aircraft Co. Ltd.	Aerospace & Defense	1,800	3,920
	Avic Capital Co. Ltd., A	Diversified Financial Services	9,000	5,886
	AVIC Electromechanical Systems Co. Ltd.	Aerospace & Defense	4,500	4,102
	AVIC Jonhon Optronic Technology Co. Ltd.	Electronic Equipment, Instruments & Components	900	5,190
a	AVIC Shenyang Aircraft Co. Ltd., A	Aerospace & Defense	1,800	7,814
	AviChina Industry & Technology Co. Ltd., H	Aerospace & Defense	54,000	26,520
	BAIC Motor Corp. Ltd., H	Automobiles	54,000	33,339
a	Baidu Inc., ADR	Interactive Media & Services	6,300	647,388
	Bank of Beijing Co. Ltd., A	Banks	21,600	16,212
	Bank of Changsha Co. Ltd., A	Banks	3,600	4,340
	Bank of China Ltd., A	Banks	70,200	35,192
	Bank of China Ltd., H	Banks	1,737,000	682,445
	Bank of Communications Co. Ltd., A	Banks	37,800	28,848
	Bank of Communications Co. Ltd., H	Banks	171,000	111,682
	Bank of Guiyang Co. Ltd.	Banks	2,700	3,218
	Bank of Hangzhou Co. Ltd.	Banks	1,800	2,130
	Bank of Jiangsu Co. Ltd., A	Banks	4,500	4,228
	Bank of Nanjing Co. Ltd., A	Banks	7,200	8,661
	Bank of Ningbo Co. Ltd., A	Banks	5,400	19,063
	Bank of Shanghai Co. Ltd., A	Banks	13,510	17,689
	Baoshan Iron & Steel Co. Ltd., A	Metals & Mining	18,900	15,642
	BBMG Corp., A	Construction Materials	10,800	5,021
	BBMG Corp., H	Construction Materials	54,000	15,499

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STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin FTSE China ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	China (continued)
a	BeiGene Ltd., ADR	Biotechnology	738	$90,375
	Beijing Capital Development Co. Ltd., A	Real Estate Management & Development	2,700	3,070
	Beijing Capital International Airport Co. Ltd.	Transportation Infrastructure	36,000	30,722
	Beijing Dabeinong Technology Group Co. Ltd.	Food Products	4,500	2,880
	Beijing Enlight Media Co. Ltd.	Entertainment	3,600	4,719
	Beijing Enterprises Holdings Ltd.	Gas Utilities	13,500	62,081
	Beijing Enterprises Water Group Ltd.	Water Utilities	126,000	64,451
	Beijing Jingneng Clean Energy Co. Ltd., H	Independent Power and Renewable Electricity Producers	36,000	5,970
a	Beijing Kunlun Tech Co. Ltd.	Entertainment	1,800	3,088
	Beijing New Building Materials PLC	Building Products	900	2,269
	Beijing North Star Co. Ltd., H	Real Estate Management & Development	18,000	5,419
	Beijing Orient National Communication Science & Technology Co. Ltd.	Software	1,800	3,234
	Beijing Oriental Yuhong Waterproof Technology Co. Ltd.	Construction Materials	900	2,649
	Beijing Originwater Technology Co. Ltd.	Commercial Services & Supplies	4,500	4,228
	Beijing Sanju Environmental Protection and New Material Co. Ltd.	Chemicals	4,500	3,926
	Beijing Shiji Information Technology Co. Ltd.	Software	900	4,972
a	Beijing Shougang Co. Ltd.	Metals & Mining	5,400	2,526
	Beijing Shunxin Agriculture Co. Ltd., A	Beverages	900	6,574
	Beijing SL Pharmaceutical Co. Ltd.	Biotechnology	1,800	3,146
a	Beijing Teamsun Technology Co. Ltd., A	IT Services	1,800	2,785
	Beijing Tiantan Biological Products Corp. Ltd., A	Biotechnology	900	3,578
	Beijing Tongrentang Co. Ltd., A	Pharmaceuticals	1,800	6,780
	Beijing Yanjing Brewery Co. Ltd.	Beverages	4,500	3,661
	Bengang Steel Plates Co. Ltd., B	Metals & Mining	10,800	2,797
a	Bilibili Inc., ADR	Entertainment	1,089	15,377
	Bluefocus Intelligent Communications Group Co. Ltd.	Media	2,700	2,242
	Bluestar Adisseo Co., A	Chemicals	1,800	2,609
	BOE Technology Group Co. Ltd.	Electronic Equipment, Instruments & Components	18,900	6,992
	BOE Technology Group Co. Ltd.	Electronic Equipment, Instruments & Components	33,300	17,487
	Bright Dairy & Food Co. Ltd., A	Food Products	1,800	2,634
	Brilliance China Automotive Holdings Ltd.	Automobiles	62,000	66,592
	BTG Hotels Group Co. Ltd., A	Hotels, Restaurants & Leisure	1,800	4,232
	BYD Co. Ltd.	Automobiles	1,800	12,295
	BYD Co. Ltd., H	Automobiles	16,000	79,904
	BYD Electronic International Co. Ltd.	Communications Equipment	18,000	26,956
a	CAR Inc.	Road & Rail	18,000	13,891
	Central China Securities Co. Ltd., A	Capital Markets	3,600	2,505
	Central China Securities Co. Ltd., H	Capital Markets	18,000	3,559
	CGN Power Co. Ltd., H	Independent Power and Renewable Electricity Producers	243,000	61,375
	Changchun High & New Technology Industry Group Inc.	Pharmaceuticals	200	11,045
	Changjiang Securities Co. Ltd.	Capital Markets	5,400	5,293
	Chaozhou Three-Circle Group Co. Ltd.	Electronic Equipment, Instruments & Components	1,800	5,041
	Chengdu Xingrong Environment Co. Ltd.	Water Utilities	3,600	2,415
a	China Aerospace Times Electronics Co. Ltd., A	Aerospace & Defense	2,700	2,280
	China Agri-Industries Holdings Ltd.	Food Products	45,000	14,638
	China Aoyuan Group Ltd.	Real Estate Management & Development	27,000	30,584
	China Avic Avionics Equipment Co. Ltd., A	Aerospace & Defense	1,800	3,579
	China Baoan Group Co. Ltd.	Industrial Conglomerates	3,600	2,223

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STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin FTSE China ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	China (continued)
a	China Biologic Products Holdings Inc.	Biotechnology	567	$64,905
	China Bluechemical Ltd.	Chemicals	36,000	8,679
	China Cinda Asset Management Co. Ltd., H	Capital Markets	198,000	38,896
	China CITIC Bank Corp. Ltd., A	Banks	9,900	7,819
	China CITIC Bank Corp. Ltd., H	Banks	216,000	115,172
	China Coal Energy Co. Ltd., A	Oil, Gas & Consumable Fuels	7,200	4,961
	China Coal Energy Co. Ltd., H	Oil, Gas & Consumable Fuels	45,000	18,311
	China Communications Construction Co. Ltd., A	Construction & Engineering	5,400	7,645
	China Communications Construction Co. Ltd., H	Construction & Engineering	99,000	77,413
	China Communications Services Corp. Ltd.	Construction & Engineering	54,000	30,584
	China Conch Venture Holdings Ltd.	Machinery	36,000	133,173
	China Construction Bank Corp., A	Banks	9,900	9,690
	China Construction Bank Corp., H	Banks	2,133,000	1,627,081
a	China COSCO Holdings Co. Ltd., A	Marine	9,900	6,599
a	China Eastern Airlines Corp. Ltd., A	Airlines	9,000	6,528
a	China Eastern Airlines Corp. Ltd., H	Airlines	36,000	17,496
	China Enterprise Co. Ltd., A	Real Estate Management & Development	4,500	2,855
	China Everbright Bank Co. Ltd., A	Banks	39,600	21,848
	China Everbright Bank Co. Ltd., H	Banks	72,000	30,676
	China Everbright International Ltd.	Commercial Services & Supplies	81,000	62,408
	China Everbright Ltd.	Capital Markets	18,000	21,055
a	China Evergrande Group	Real Estate Management & Development	45,000	95,862
	China Film Co. Ltd., A	Entertainment	2,700	5,841
	China Foods Ltd.	Food Products	18,000	7,967
	China Fortune Land Development Co. Ltd., A	Real Estate Management & Development	2,700	10,197
	China Galaxy Securities Co. Ltd., A	Capital Markets	1,800	2,745
	China Galaxy Securities Co. Ltd., H	Capital Markets	85,500	45,480
	China Gezhouba Group Co. Ltd., A	Construction & Engineering	5,400	4,409
	China Grand Automotive Services Group Co. Ltd., A	Specialty Retail	9,900	5,337
	China Great Wall Securities Co. Ltd., A	Capital Markets	1,800	3,730
	China Greatwall Technology Group Co. Ltd.	Technology Hardware, Storage & Peripherals	2,700	4,877
	China Hongqiao Group Ltd.	Metals & Mining	58,500	37,386
	China Huarong Asset Management Co. Ltd., H	Capital Markets	252,000	37,931
	China International Capital Corp. Ltd., H	Capital Markets	25,200	48,861
	China International Marine Containers (Group) Co. Ltd., H	Machinery	11,700	10,164
	China International Travel Service Corp. Ltd., A	Hotels, Restaurants & Leisure	1,800	23,457
	China Jinmao Holdings Group Ltd.	Real Estate Management & Development	126,000	72,166
	China Jushi Co. Ltd., A	Construction Materials	4,500	5,117
	China Life Insurance Co. Ltd., A	Insurance	5,400	20,780
	China Life Insurance Co. Ltd., H	Insurance	171,000	396,122
a	China Literature Ltd.	Media	5,400	18,357
	China Lodging Group Ltd., ADR	Hotels, Restaurants & Leisure	2,277	75,187
	China Longyuan Power Group Corp.	Independent Power and Renewable Electricity Producers	72,000	40,411
	China Machinery Engineering Corp., H	Construction & Engineering	18,000	7,623
	China Medical System Holdings Ltd.	Pharmaceuticals	27,000	32,099
	China Meheco Co. Ltd., A	Trading Companies & Distributors	1,800	3,259
	China Merchants Bank Co. Ltd., A	Banks	19,800	96,349
	China Merchants Bank Co. Ltd., H	Banks	85,500	406,810

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STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin FTSE China ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	China (continued)
	China Merchants Energy Shipping Co. Ltd., A	Oil, Gas & Consumable Fuels	4,500	$3,006
	China Merchants Expressway Network & Technology Holdings Co. Ltd.	Transportation Infrastructure	1,800	1,984
	China Merchants Port Holdings Co. Ltd.	Transportation Infrastructure	36,000	54,188
	China Merchants Securities Co. Ltd.	Capital Markets	21,600	24,412
	China Merchants Securities Co. Ltd., A	Capital Markets	5,400	12,439
	China Merchants Shekou Industrial Zone Holdings Co. Ltd., A	Real Estate Management & Development	7,200	19,146
	China Minsheng Banking Corp. Ltd., A	Banks	34,200	28,830
	China Minsheng Banking Corp. Ltd., H	Banks	144,000	97,905
	China Mobile Ltd.	Wireless Telecommunication Services	121,500	1,005,087
	China Molybdenum Co. Ltd., A	Metals & Mining	12,600	6,422
	China Molybdenum Co. Ltd., H	Metals & Mining	81,000	26,864
	China National Building Material Co. Ltd., H	Construction Materials	90,000	80,823
	China National Chemical Engineering Co. Ltd., A	Construction & Engineering	5,400	4,386
	China National Nuclear Power Co. Ltd., A	Independent Power and Renewable Electricity Producers	10,800	8,000
	China National Software & Service Co. Ltd., A	Software	900	9,046
	China Nonferrous Metal Industry’s Foreign Engineering and Construction Co. Ltd.	Metals & Mining	3,600	2,213
	China Northern Rare Earth Group High-Tech Co. Ltd., A	Metals & Mining	2,700	4,110
	China Oilfield Services Ltd., A	Energy Equipment & Services	3,600	6,175
	China Oilfield Services Ltd., H	Energy Equipment & Services	36,000	43,029
	China Orient Securities Co. Ltd., A	Capital Markets	5,400	7,713
	China Overseas Land & Investment Ltd.	Real Estate Management & Development	90,000	282,994
	China Pacific Insurance Group Co. Ltd., A	Insurance	6,300	30,762
	China Pacific Insurance Group Co. Ltd., H	Insurance	59,400	218,221
	China Petroleum & Chemical Corp., A	Oil, Gas & Consumable Fuels	32,400	22,776
	China Petroleum & Chemical Corp., H	Oil, Gas & Consumable Fuels	594,000	353,093
	China Power International Development Ltd.	Independent Power and Renewable Electricity Producers	90,000	18,713
	China Railway Construction Corp. Ltd., A	Construction & Engineering	10,800	14,307
	China Railway Construction Corp. Ltd., H	Construction & Engineering	45,000	49,194
	China Railway Group Ltd., H	Construction & Engineering	90,000	54,647
	China Railway Hi-tech Industry Co. Ltd., A	Construction & Engineering	1,800	2,586
b	China Railway Signal & Communication Corp. Ltd., H, Reg S	Electronic Equipment, Instruments & Components	36,000	22,272
	China Reinsurance Group Corp., H	Insurance	144,000	23,328
	China Resources Beer Holdings Co. Ltd.	Beverages	36,000	190,805
	China Resources Cement Holdings Ltd.	Construction Materials	54,000	54,142
	China Resources Double Crane Pharmaceutical Co. Ltd., A	Pharmaceuticals	900	1,538
	China Resources Gas Group Ltd.	Gas Utilities	18,000	88,974
	China Resources Land Ltd.	Real Estate Management & Development	61,500	257,708
	China Resources Pharmaceutical Group Ltd.	Pharmaceuticals	36,000	33,753
	China Resources Power Holdings Co. Ltd.	Independent Power and Renewable Electricity Producers	44,100	53,498
	China Resources Sanjiu Medical & Pharmaceutical Co. Ltd.	Pharmaceuticals	900	3,671
	China Shenhua Energy Co. Ltd., A	Oil, Gas & Consumable Fuels	7,200	18,935
	China Shenhua Energy Co. Ltd., H	Oil, Gas & Consumable Fuels	76,500	153,597
	China Shipbuilding Industry Co. Ltd., A	Machinery	21,600	16,666
a	China Shipbuilding Industry Group Power Co. Ltd., A	Auto Components	1,800	5,762

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STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin FTSE China ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	China (continued)
	China Shipping Container Lines Co. Ltd., A	Marine	10,800	$3,796
	China Shipping Development Co. Ltd., A	Marine	4,500	4,235
	China South City Holdings Ltd.	Real Estate Management & Development	54,000	6,406
	China South Publishing & Media Group Co. Ltd., A	Media	1,800	3,050
	China Southern Airlines Co. Ltd., A	Airlines	8,100	7,520
	China Southern Airlines Co. Ltd., H	Airlines	36,000	21,813
	China Spacesat Co. Ltd., A	Aerospace & Defense	1,800	5,462
	China State Construction Engineering Corp. Ltd., A	Construction & Engineering	39,600	30,111
	China State Construction International Holdings Ltd.	Construction & Engineering	36,000	33,844
	China Taiping Insurance Holdings Co. Ltd.	Insurance	34,200	76,345
	China Telecom Corp. Ltd., H	Diversified Telecommunication Services	324,000	147,547
b,c	China Tower Corp. Ltd., H,144A, Reg S	Diversified Telecommunication Services	1,062,000	241,136
	China Traditional Chinese Medicine Co. Ltd.	Pharmaceuticals	54,000	24,798
	China TransInfo Technology Co. Ltd.	IT Services	900	2,223
	China Unicom (Hong Kong) Ltd.	Diversified Telecommunication Services	126,000	133,725
	China United Network Communications Ltd., A	Wireless Telecommunication Services	25,200	21,208
	China Vanke Co. Ltd., A	Real Estate Management & Development	9,000	32,642
	China Vanke Co. Ltd., H	Real Estate Management & Development	35,100	122,233
	China Yangtze Power Co. Ltd., A	Independent Power and Renewable Electricity Producers	12,600	32,165
	China Zhongwang Holdings Ltd.	Metals & Mining	36,000	14,649
	Chinese Universe Publishing and Media Group Co. Ltd., A	Media	1,800	3,292
	Chongqing Brewery Co. Ltd., A	Beverages	900	5,171
	Chongqing Changan Automobile Co. Ltd.	Automobiles	3,600	3,736
	Chongqing Changan Automobile Co. Ltd., B	Automobiles	18,000	7,967
	Chongqing Fuling Zhacai Group Co. Ltd., A	Food Products	900	2,814
	Chongqing Rural Commercial Bank Co. Ltd., H	Banks	54,000	28,724
	Chongqing Water Group Co. Ltd., A	Water Utilities	2,700	2,117
	Chongqing Zhifei Biological Products Co. Ltd.	Biotechnology	900	5,980
	CIFI Holdings Group Co. Ltd.	Real Estate Management & Development	72,000	42,064
	CIMC Enric Holdings Ltd.	Machinery	18,000	10,355
a	CITIC Guoan Information Industry Co. Ltd.	Media	5,400	2,730
	Citic Pacific Ltd.	Industrial Conglomerates	108,000	136,388
	CITIC Securities Co. Ltd., A	Capital Markets	9,000	28,331
	CITIC Securities Co. Ltd., H	Capital Markets	54,000	101,120
	CMST Development Co. Ltd., A	Air Freight & Logistics	2,700	1,872
	CNOOC Ltd.	Oil, Gas & Consumable Fuels	360,000	549,226
	Contemporary Amperex Technology Co. Ltd.	Electrical Equipment	900	9,011
	COSCO SHIPPING Development Co. Ltd., H	Marine	81,000	9,299
	COSCO Shipping Energy Transportation Co. Ltd., H	Marine	36,000	15,935
a	COSCO Shipping Holdings Co. Ltd.	Marine	54,000	19,218
	COSCO SHIPPING Ports Ltd.	Transportation Infrastructure	36,000	28,747

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STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin FTSE China ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	China (continued)
	Country Garden Holdings Co. Ltd.	Real Estate Management & Development	171,000	$216,602
	Country Garden Services Holdings Co. Ltd.	Commercial Services & Supplies	27,000	77,838
	CRRC Corp. Ltd., A	Machinery	26,100	26,754
	CRRC Corp. Ltd., H	Machinery	90,000	62,798
	CSC Financial Co. Ltd., A	Capital Markets	1,800	5,626
	CSC Financial Co. Ltd., H	Capital Markets	18,000	13,180
	CSG Holding Co. Ltd.	Construction Materials	29,700	9,396
	CSPC Pharmaceutical Group Ltd.	Pharmaceuticals	100,000	200,781
a	CSSC Offshore and Marine Engineering Group Co. Ltd.	Machinery	6,000	4,692
a	Ctrip.com International Ltd., ADR	Internet & Direct Marketing Retail	8,829	258,601
	Dali Foods Group Co. Ltd.	Food Products	45,000	27,611
	Dalian Port PDA Co. Ltd., A	Transportation Infrastructure	7,200	2,037
	Daqin Railway Co. Ltd., A	Road & Rail	12,600	13,392
	Datang International Power Generation Co. Ltd., A	Independent Power and Renewable Electricity Producers	8,100	3,040
	Datang International Power Generation Co. Ltd., H	Independent Power and Renewable Electricity Producers	54,000	11,159
	Dawning Information Industry Co. Ltd., A	Technology Hardware, Storage & Peripherals	900	4,327
	Dazhong Transportation (Group) Co. Ltd., B	Road & Rail	20,700	9,791
	DHC Software Co. Ltd.	IT Services	4,500	4,247
	Dongfang Electric Corp. Ltd., A	Electrical Equipment	2,700	3,482
	Dongfang Electric Corp. Ltd., H	Electrical Equipment	9,000	5,005
	Dongfeng Motor Group Co. Ltd., H	Automobiles	72,000	68,424
	Dongxing Securities Co. Ltd., A	Capital Markets	2,700	4,140
a	Dr Peng Telecom & Media Group Co. Ltd., A	Diversified Telecommunication Services	2,700	2,518
	East Money Information Co. Ltd.	Capital Markets	5,400	11,176
	ENN Energy Holdings Ltd.	Gas Utilities	17,100	176,903
a	Eve Energy Co. Ltd.	Electrical Equipment	900	3,830
	Everbright Securities Co. Ltd., A	Capital Markets	4,500	7,140
	Everbright Securities Co. Ltd., H	Capital Markets	3,600	2,728
a	Fangda Carbon New Material Co. Ltd.	Electrical Equipment	2,682	4,364
	Far East Horizon Ltd.	Diversified Financial Services	45,000	41,789
	FAW CAR Co. Ltd.	Automobiles	1,800	2,092
	Fiberhome Telecommunication Technologies Co. Ltd., A	Communications Equipment	1,800	6,896
	Financial Street Holdings Co. Ltd.	Real Estate Management & Development	4,500	4,852
	Focus Media Information Technology Co. Ltd.	Media	15,300	11,248
	Foshan Haitian Flavouring & Food Co. Ltd.	Food Products	900	13,852
	Fosun International Ltd.	Industrial Conglomerates	49,500	61,248
	Founder Securities Co. Ltd., A	Capital Markets	7,200	6,947
	Foxconn Industrial Internet Co. Ltd., A	Electronic Equipment, Instruments & Components	4,500	9,074
	Fujian Longking Co. Ltd., A	Machinery	1,800	2,503
	Fujian Sunner Development Co. Ltd.	Food Products	900	3,108
	Future Land Development Holdings Ltd.	Real Estate Management & Development	36,000	31,411
	Fuyao Glass Industry Group Co. Ltd., A	Auto Components	2,700	8,121
	Fuyao Group Glass Industries Co. Ltd., H	Auto Components	10,800	29,964
	Ganfeng Lithium Co. Ltd.	Metals & Mining	900	2,843
a	GCL System Integration Technology Co. Ltd.	Semiconductors & Semiconductor Equipment	5,400	5,074
a	GCL-Poly Energy Holdings Ltd.	Semiconductors & Semiconductor Equipment	315,000	12,657
	GD Power Development Co. Ltd., A	Independent Power and Renewable Electricity Producers	13,500	4,518
a	GDS Holdings Ltd., ADR	IT Services	1,152	46,172

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STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin FTSE China ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	China (continued)
	Geely Automobile Holdings Ltd.	Automobiles	108,000	$183,228
	GEM Co. Ltd.	Metals & Mining	4,500	2,804
	Gemdale Corp., A	Real Estate Management & Development	3,600	5,823
a	Genscript Biotech Corp.	Life Sciences Tools & Services	20,000	38,319
a	GF Securities Co. Ltd.	Capital Markets	5,400	10,261
a	GF Securities Co. Ltd., H	Capital Markets	36,000	37,702
	Gigadevice Semiconductor Beijing Inc., A	Semiconductors & Semiconductor Equipment	400	8,143
	Glodon Co. Ltd.	Software	900	4,473
	GoerTek Inc.	Electronic Equipment, Instruments & Components	4,500	11,078
a	GOME Retail Holdings Ltd.	Specialty Retail	243,000	22,008
	Grandjoy Holdings Group Co. Ltd., A	Real Estate Management & Development	2,700	2,560
	Great Wall Motor Co. Ltd., A	Automobiles	4,500	4,852
	Great Wall Motor Co. Ltd., H	Automobiles	72,000	48,218
	Greattown Holdings Ltd., A	Real Estate Management & Development	2,700	2,787
	Gree Electric Appliances Inc. of Zhuhai, A	Household Durables	5,400	43,329
	Greendland Holdings Corp. Ltd., A	Real Estate Management & Development	6,300	6,228
	Greentown China Holdings Ltd.	Real Estate Management & Development	18,000	14,580
	GRG Banking Equipment Co. Ltd.	Technology Hardware, Storage & Peripherals	2,700	3,259
	Guangdong Baolihua New Energy Stock Co. Ltd.	Independent Power and Renewable Electricity Producers	2,700	2,337
	Guangdong Electric Power Development Co. Ltd.	Independent Power and Renewable Electricity Producers	3,600	1,966
	Guangdong Electric Power Development Co. Ltd., B	Independent Power and Renewable Electricity Producers	12,600	3,841
	Guangdong Haid Group Co. Ltd.	Food Products	1,800	7,889
	Guangdong HEC Technology Holding Co. Ltd., A	Metals & Mining	2,700	2,760
	Guangdong Investment Ltd.	Water Utilities	72,000	140,888
a	Guangdong LY Intelligent Manufacturing Co. Ltd.	Electrical Equipment	6,300	8,257
	Guanghui Energy Co. Ltd., A	Oil, Gas & Consumable Fuels	7,200	3,347
	Guangshen Railway Co. Ltd., A	Road & Rail	7,200	3,105
	Guangshen Railway Co. Ltd., H	Road & Rail	36,000	11,389
	Guangxi Guiguan Electric Power Co. Ltd., A	Independent Power and Renewable Electricity Producers	3,600	2,299
	Guangxi Wuzhou Zhongheng Group Co. Ltd., A	Pharmaceuticals	5,400	2,170
	Guangzhou Automobile Group Co. Ltd., A	Automobiles	4,500	7,732
	Guangzhou Automobile Group Co. Ltd., H	Automobiles	72,000	68,883
	Guangzhou Baiyun International Airport Co. Ltd., A	Transportation Infrastructure	1,800	5,659
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd.	Pharmaceuticals	5,400	17,806
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., A	Pharmaceuticals	1,800	8,746
	Guangzhou Haige Communications Group Inc. Co.	Communications Equipment	1,800	2,470
	Guangzhou R&F Properties Co. Ltd., H	Real Estate Management & Development	21,600	32,678
	Guangzhou Zhujiang Brewery Co. Ltd.	Beverages	2,700	2,514
a	Guizhou Xinbang Pharmaceutical Co. Ltd.	Pharmaceuticals	2,700	2,098
	Guosen Securities Co. Ltd.	Capital Markets	3,600	6,191
a	Guosheng Financial Holding Inc.	Electrical Equipment	1,800	2,861
	Guotai Junan Securities Co. Ltd.	Capital Markets	18,000	28,012
	Guotai Junan Securities Co. Ltd., A	Capital Markets	7,200	17,715
	Guoxuan High-Tech Co. Ltd.	Electrical Equipment	2,700	4,730
	Guoyuan Securities Co. Ltd.	Capital Markets	3,600	4,305
b,c	Haidilao International Holding Ltd., 144A, Reg S	Hotels, Restaurants & Leisure	9,000	38,460

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STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin FTSE China ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	China (continued)
	Haier Electronics Group Co. Ltd.	Household Durables	27,000	$70,433
	Haier Smart Home Co. Ltd., A	Household Durables	6,300	13,498
	Haisco Pharmaceutical Group Co. Ltd.	Pharmaceuticals	900	2,286
	Haitian International Holdings Ltd.	Machinery	9,000	18,438
	Haitong Securities Co. Ltd., A	Capital Markets	7,200	14,418
	Haitong Securities Co. Ltd., H	Capital Markets	75,600	79,270
	Han’s Laser Technology Industry Group Co. Ltd., A	Machinery	1,800	8,961
a	Hang Zhou Great Star Industrial Co. Ltd.	Household Durables	2,700	4,148
	Hangzhou Binjiang Real Estate Group Co. Ltd.	Real Estate Management & Development	6,300	3,370
	Hangzhou Hikvision Digital Technology Co. Ltd., A	Electronic Equipment, Instruments & Components	9,000	40,707
	Hangzhou Robam Appliances Co. Ltd., A	Household Durables	900	3,315
	Hangzhou Tigermed Consulting Co. Ltd.	Life Sciences Tools & Services	900	7,820
	Harbin Boshi Automation Co. Ltd.	Machinery	1,800	2,478
a	Harbin Pharmaceutical Group Co. Ltd., A	Pharmaceuticals	3,600	1,926
	Health & Happiness H&H International Holdings Ltd.	Food Products	4,500	18,971
	Heilan Home Co. Ltd., A-SHSC	Textiles, Apparel & Luxury Goods	3,600	4,093
	Heilongjiang Agriculture Co. Ltd., A	Food Products	2,700	3,664
	Henan Pinggao Electric Co. Ltd., A	Electrical Equipment	2,700	2,639
	Henan Shuanghui Investment & Development Co. Ltd.	Food Products	2,700	9,339
	Henan Zhongyuan Expressway Co. Ltd., A	Transportation Infrastructure	3,600	2,062
	Hengan International Group Co. Ltd.	Personal Products	18,000	118,019
	Hengdian Group DMEGC Magnetics Co. Ltd.	Electronic Equipment, Instruments & Components	2,700	2,579
	Hengli Petrochemical Co. Ltd., A	Chemicals	4,520	9,450
a	HengTen Networks Group Ltd.	Internet & Direct Marketing Retail	468,000	7,104
	Hengtong Optic-electric Co. Ltd., A	Communications Equipment	1,800	3,922
	Hesteel Co. Ltd.	Metals & Mining	14,400	5,082
	Hisense Electric Co. Ltd., A	Household Durables	2,700	3,070
	Hithink RoyalFlush Information Network Co. Ltd.	Capital Markets	900	12,502
	Holitech Technology Co. Ltd.	Electronic Equipment, Instruments & Components	4,500	3,655
	Hopson Development Holdings Ltd.	Real Estate Management & Development	18,000	18,001
	Huaan Securities Co. Ltd., A	Capital Markets	4,500	3,882
	Huadian Fuxin Energy Corp. Ltd., H	Independent Power and Renewable Electricity Producers	54,000	9,437
	Huadian Power International Corp. Ltd., A	Independent Power and Renewable Electricity Producers	8,100	4,061
	Huadian Power International Corp. Ltd., H	Independent Power and Renewable Electricity Producers	36,000	13,685
	Huadong Medicine Co. Ltd., A	Health Care Providers & Services	2,700	9,906
	Huafa Industrial Co. Ltd. Zhuhai, A	Real Estate Management & Development	3,600	3,544
	Huagong Tech Co. Ltd.	Electronic Equipment, Instruments & Components	900	2,392
	Huaibei Mining Holdings Co. Ltd., A	Metals & Mining	1,800	2,558
	Hualan Biological Engineering Inc.	Biotechnology	1,800	8,646
	Huaneng Power International Inc., A	Independent Power and Renewable Electricity Producers	8,100	6,579
	Huaneng Power International Inc., H	Independent Power and Renewable Electricity Producers	90,000	43,281
	Huaneng Renewables Corp. Ltd., H	Independent Power and Renewable Electricity Producers	108,000	36,783
	Huatai Securities Co. Ltd., A	Capital Markets	7,200	19,247
	Huatai Securities Co. Ltd., H	Capital Markets	39,600	59,304
	Huaxi Securities Co. Ltd.	Capital Markets	1,800	2,475
	Huaxia Bank Co. Ltd., A	Banks	15,300	15,812

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STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin FTSE China ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	China (continued)
	Huaxin Cement Co. Ltd., A	Construction Materials	1,800	$4,751
	Huaxin Cement Co. Ltd., B	Construction Materials	6,320	12,419
a	Huayi Brothers Media Corp.	Entertainment	5,400	3,577
	Huayu Automotive Systems Co. Ltd.	Auto Components	3,600	11,847
	Hubei Biocause Pharmaceutical Co. Ltd.	Insurance	5,400	5,331
	Hubei Energy Group Co. Ltd.	Independent Power and Renewable Electricity Producers	5,400	3,078
	Hubei Xinyangfeng Fertilizer Co. Ltd.	Chemicals	1,800	2,596
	Hunan Gold Corp. Ltd.	Metals & Mining	1,800	2,150
a	Hunan Valin Steel Co. Ltd.	Metals & Mining	5,400	3,085
	Hundsun Technologies Inc., A	Software	900	9,317
	Hytera Communications Corp. Ltd., A	Communications Equipment	1,800	2,586
a	Iflytek Co. Ltd.	Software	2,700	12,046
	Industrial and Commercial Bank of China Ltd.	Banks	72,900	56,452
	Industrial and Commercial Bank of China Ltd., H	Banks	1,782,000	1,193,395
	Industrial Bank Co. Ltd., A	Banks	19,800	48,604
	Industrial Securities Co. Ltd., A	Capital Markets	6,300	5,487
	Inner Mongolia BaoTou Steel Union Co. Ltd., A	Metals & Mining	37,800	7,728
	Inner Mongolia First Machinery Group Co. Ltd., A	Machinery	1,800	2,654
	Inner Mongolia MengDian HuaNeng Thermal Power Co. Ltd., A	Independent Power and Renewable Electricity Producers	7,200	3,005
	Inner Mongolia Yili Industrial Group Co. Ltd., A	Food Products	5,400	21,566
	Inner Mongolia Yitai Coal Co. Ltd., B	Oil, Gas & Consumable Fuels	22,500	20,633
a,b,c	Innovent Biologics Inc., 144A, Reg S	Biotechnology	22,500	71,609
	Inspur Electronic Information Industry Co. Ltd.	Technology Hardware, Storage & Peripherals	1,800	6,478
a	Iqiyi Inc., ADR	Entertainment	2,970	47,906
a	JD.com Inc., ADR	Internet & Direct Marketing Retail	18,171	512,604
a	Jiangsu Changjiang Electronics Technology Co. Ltd., A	Semiconductors & Semiconductor Equipment	2,700	6,507
	Jiangsu Eastern Shenghong Co. Ltd.	Chemicals	4,500	3,239
	Jiangsu Expressway Co. Ltd., H	Transportation Infrastructure	36,000	45,738
	Jiangsu Financial Leasing Co. Ltd., A	Diversified Financial Services	2,700	2,170
a	Jiangsu Guoxin Corp. Ltd.	Electric Utilities	2,700	2,862
	Jiangsu Hengli Hydraulic Co. Ltd., A	Machinery	900	4,852
	Jiangsu Hengrui Medicine Co. Ltd., A	Pharmaceuticals	4,500	50,840
	Jiangsu King’s Luck Brewery JSC Ltd.	Beverages	900	4,073
	Jiangsu Yanghe Brewery JST Co. Ltd., A	Beverages	1,800	26,214
	Jiangsu Yuyue Medical Equipment & Supply Co. Ltd.	Health Care Equipment & Supplies	900	2,722
	Jiangsu Zhongnan Construction Group Co. Ltd.	Real Estate Management & Development	4,500	4,890
	Jiangsu Zhongtian Technology Co. Ltd., A	Electrical Equipment	4,500	5,444
	Jiangsu Zijin Rural Commercial Bank Co. Ltd., A	Banks	2,700	2,348
	Jiangxi Bank Co. Ltd., H	Banks	22,500	13,317
	Jiangxi Copper Co. Ltd., A	Metals & Mining	1,800	3,622
	Jiangxi Copper Co. Ltd., H	Metals & Mining	27,000	31,273
	Jiangxi Zhengbang Technology Co. Ltd., A	Food Products	1,800	3,809
	Jiayuan International Group Ltd.	Real Estate Management & Development	36,000	15,016

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STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin FTSE China ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	China (continued)
	Jilin Aodong Pharmaceutical Group Co. Ltd.	Pharmaceuticals	900	$1,941
	Jinduicheng Molybdenum Co. Ltd., A	Metals & Mining	4,500	4,758
	Jinke Properties Group Co. Ltd.	Real Estate Management & Development	4,500	4,134
	Jinyu Bio-Technology Co. Ltd., A	Biotechnology	900	2,378
	Jizhong Energy Resources Co. Ltd.	Oil, Gas & Consumable Fuels	5,400	2,647
	JoInc. Aare Pharmaceutical Group Industry Co. Ltd., A	Pharmaceuticals	1,800	2,473
	Jointown Pharmaceutical Group Co. Ltd., A	Health Care Providers & Services	1,800	3,597
	Jonjee Hi-Tech Industrial And Commercial Holding Co. Ltd., A	Food Products	900	5,347
	Joyoung Co. Ltd.	Household Durables	900	2,758
	Kingboard Holdings Ltd.	Electronic Equipment, Instruments & Components	18,000	47,644
	Kingdee International Software Group Co. Ltd.	Software	54,000	56,897
a	Kingsoft Corp. Ltd.	Software	21,000	44,575
a	Kuang-Chi Technologies Co. Ltd.	Auto Components	3,600	4,517
	Kunlun Energy Co. Ltd.	Gas Utilities	72,000	61,995
	Kweichow Moutai Co. Ltd., A	Beverages	1,200	193,245
	KWG Group Holdings Ltd.	Real Estate Management & Development	27,000	23,661
	Lao Feng Xiang Co. Ltd., B	Textiles, Apparel & Luxury Goods	5,400	18,241
	Legend Holdings Corp., H	Technology Hardware, Storage & Peripherals	11,700	25,282
a,d	Legend Holdings Corp., rts., 2/20/49	Technology Hardware, Storage & Peripherals	830	—
	Lens Technology Co. Ltd.	Electronic Equipment, Instruments & Components	1,800	2,596
a	Leo Group Co. Ltd.	Media	11,700	2,736
	Lepu Medical Technology Beijing Co. Ltd.	Health Care Equipment & Supplies	1,800	6,317
	Leyard Optoelectronic Co. Ltd.	Electronic Equipment, Instruments & Components	3,600	3,509
	Li Ning Co. Ltd.	Textiles, Apparel & Luxury Goods	40,500	116,240
a	Liaoning Cheng Da Co. Ltd., A	Distributors	1,800	3,335
	Livzon Pharmaceutical Group Inc., H	Pharmaceuticals	4,500	11,538
	Logan Property Holdings Co. Ltd.	Real Estate Management & Development	22,000	31,319
	Lomon Billions Group Co. Ltd.	Chemicals	1,800	3,199
b,c	Longfor Group Holdings Ltd., 144A, Reg S	Real Estate Management & Development	36,000	134,551
	LONGi Green Energy Technology Co. Ltd., A	Semiconductors & Semiconductor Equipment	3,600	13,223
	Luenmei Quantum Co. Ltd., A	Water Utilities	2,700	4,235
	Luxi Chemical Group Co. Ltd.	Chemicals	1,800	2,483
	Luxshare Precision Industry Co. Ltd.	Electronic Equipment, Instruments & Components	5,440	20,385
	Luye Pharma Group Ltd.	Pharmaceuticals	36,000	25,670
	Luzhou Laojiao Co. Ltd.	Beverages	1,800	21,480
	Maanshan Iron & Steel Co. Ltd., H	Metals & Mining	36,000	13,547
a	Mango Excellent Media Co. Ltd.	Entertainment	900	5,767
	Meinian Onehealth Healthcare Holdings Co. Ltd.	Health Care Providers & Services	4,560	7,765
a,b,c	Meitu Inc., 144A, Reg S	Technology Hardware, Storage & Peripherals	45,000	10,332
a,b	Meituan Dianping, B, Reg S	Internet & Direct Marketing Retail	77,400	790,844
	Metallurgical Corp. Of China Ltd.	Construction & Engineering	63,000	14,144
	Metallurgical Corp. of China Ltd., A	Construction & Engineering	19,800	7,736
	Momo Inc., ADR	Interactive Media & Services	2,385	73,887
	Muyuan Foodstuff Co. Ltd.	Food Products	1,800	17,770
a	NanJi E-Commerce Co. Ltd.	Textiles, Apparel & Luxury Goods	2,700	3,898
	Nanjing Securities Co. Ltd., A	Capital Markets	1,800	2,110
	Nari Technology Development Co. Ltd., A	Electrical Equipment	4,500	12,886
	NAURA Technology Group Co. Ltd., A	Electronic Equipment, Instruments & Components	900	8,265
	NavInfo Co. Ltd.	Household Durables	2,700	6,155
	NetEase Inc., ADR	Entertainment	1,629	433,607
	New China Life Insurance Co. Ltd., A	Insurance	1,800	12,268
	New China Life Insurance Co. Ltd., H	Insurance	19,800	78,297
	New Hope Liuhe Co. Ltd.	Food Products	3,600	8,656
a	New Oriental Education & Technology Group Inc., ADR	Diversified Consumer Services	3,123	345,903

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STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin FTSE China ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	China (continued)
	Newland Digital Technology Co. Ltd.	Software	1,800	$4,129
	Nine Dragons Paper Holdings Ltd.	Paper & Forest Products	36,000	30,308
a	Ningbo Joyson Electronic Corp.	Auto Components	1,260	3,059
	Ningbo Shanshan Co. Ltd., A	Chemicals	1,800	2,700
	Ningbo Zhoushan Port Co. Ltd., A	Transportation Infrastructure	6,300	3,291
a	NIO Inc., ADR	Automobiles	3,537	5,518
	Northeast Securities Co. Ltd.	Capital Markets	1,800	2,049
	Oceanwide Holdings Co. Ltd.	Real Estate Management & Development	5,400	3,267
	Offshore Oil Engineering Co. Ltd., A	Energy Equipment & Services	5,400	4,076
a	OFILM Group Co. Ltd.	Electronic Equipment, Instruments & Components	2,700	4,499
a	ORG Technology Co. Ltd.	Containers & Packaging	3,600	2,374
	Orient Securities Co. Ltd. of China, H	Capital Markets	18,000	10,700
	Oriental Pearl Group Co. Ltd., A	Media	1,800	2,306
a	Pangang Group Vanadium Titanium & Resources Co. Ltd., A	Metals & Mining	8,100	3,391
	People’s Insurance Co. Group of China Ltd., H	Insurance	180,000	72,097
	Perfect World Co. Ltd.	Entertainment	900	3,491
	PetroChina Co. Ltd., H	Oil, Gas & Consumable Fuels	468,000	240,585
	PICC Property and Casualty Co. Ltd., H	Insurance	154,000	179,746
a	Pinduoduo Inc., ADR	Internet & Direct Marketing Retail	2,403	77,425
	Ping An Bank Co. Ltd., A	Banks	16,200	35,366
a,b	Ping An Healthcare and Technology Co. Ltd., Reg S	Health Care Technology	3,600	21,055
	Ping An Insurance (Group) Co. of China Ltd., H	Insurance	126,000	1,447,343
	Ping An Insurance Group Co. of China Ltd., A	Insurance	10,800	131,635
a	Pingdingshan Tianan Coal Mining Co. Ltd., A	Oil, Gas & Consumable Fuels	3,600	1,911
	Poly Developments and Holdings Group Co. Ltd., A	Real Estate Management & Development	9,900	19,824
	Poly Property Group Co. Ltd.	Real Estate Management & Development	45,000	15,671
	Postal Savings Bank of China Co. Ltd., H	Banks	216,000	131,704
	Power Construction Corp. of China Ltd.	Construction & Engineering	11,700	7,586
	Qingdao Port International Co. Ltd., A	Transportation Infrastructure	1,800	1,875
b	Qingdao Port International Co. Ltd., H, Reg S	Transportation Infrastructure	27,000	16,532
	Qingdao TGOOD Electric Co. Ltd.	Electrical Equipment	900	2,035
	Red Star Macalline Group Corp. Ltd.	Real Estate Management & Development	10,800	9,024
	Red Star Macalline Group Corp. Ltd., A	Real Estate Management & Development	2,700	4,291
	RiseSun Real Estate Development Co. Ltd.	Real Estate Management & Development	3,600	4,174
	Rongsheng Petro Chemical Co. Ltd.	Chemicals	1,800	2,760
	SAIC Motor Corp. Ltd.	Automobiles	9,900	32,967
	Sanan Optoelectronics Co. Ltd., A	Semiconductors & Semiconductor Equipment	4,500	8,872
	Sansteel Minguang Co. Ltd.	Metals & Mining	3,600	4,053
	Sany Heavy Industry Co. Ltd., A	Machinery	7,200	14,398
	SDIC Capital Co. Ltd., A	Capital Markets	3,600	6,281
	SDIC Power Holdings Co. Ltd., A	Independent Power and Renewable Electricity Producers	5,400	6,813
	Sealand Securities Co. Ltd.	Capital Markets	5,400	3,736
	Seazen Holdings Co. Ltd., A	Real Estate Management & Development	1,800	7,153
	SF Holding Co. Ltd.	Air Freight & Logistics	2,700	14,904
	Shaanxi Coal Industry Co. Ltd.	Oil, Gas & Consumable Fuels	6,300	7,702
	Shaanxi International Trust Co. Ltd.	Capital Markets	5,400	3,108
	Shandong Chenming Paper Holdings Ltd.	Paper & Forest Products	7,200	4,779
	Shandong Chenming Paper Holdings Ltd., B	Paper & Forest Products	12,600	5,111

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STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin FTSE China ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	China (continued)
	Shandong Chenming Paper Holdings Ltd., H	Paper & Forest Products	4,500	$1,802
b,c	Shandong Gold Mining Co. Ltd., 144A, Reg S	Metals & Mining	9,000	22,295
	Shandong Gold Mining Co. Ltd., A	Metals & Mining	1,860	8,827
	Shandong Hi-speed Co. Ltd., A	Transportation Infrastructure	3,600	2,203
	Shandong Hualu Hengsheng Chemical Co. Ltd., A	Chemicals	1,800	4,141
	Shandong Linglong Tyre Co. Ltd., A	Auto Components	900	2,568
	Shandong Nanshan Aluminum Co. Ltd., A	Metals & Mining	16,200	4,809
	Shandong Sun Paper Industry JSC Ltd.	Paper & Forest Products	1,800	1,999
	Shandong Weigao Group Medical Polymer Co. Ltd., H	Health Care Equipment & Supplies	52,000	53,530
a	Shandong XInc. Ahao Energy Corp. Ltd., A	Oil, Gas & Consumable Fuels	10,800	3,040
	Shanghai 2345 Network Holding Group Co. Ltd.	Software	3,600	1,669
	Shanghai Bailian Group Co. Ltd., B	Food & Staples Retailing	4,500	4,163
	Shanghai Baosight Software Co. Ltd., A	Software	900	4,507
	Shanghai Baosight Software Co. Ltd., B	Software	6,320	12,248
	Shanghai Chlor-Alkali Chemical Co. Ltd., B	Chemicals	10,800	6,642
	Shanghai Construction Group Co. Ltd., A	Construction & Engineering	4,500	2,136
	Shanghai Electric Group Co. Ltd., A	Electrical Equipment	7,200	5,061
	Shanghai Electric Group Co. Ltd., H	Electrical Equipment	72,000	23,236
	Shanghai Electric Power Co. Ltd., A	Independent Power and Renewable Electricity Producers	1,800	1,989
	Shanghai Fosun Pharmaceutical Group Co. Ltd., A	Pharmaceuticals	1,800	6,370
	Shanghai Fosun Pharmaceutical Group Co. Ltd., H	Pharmaceuticals	13,500	36,250
	Shanghai Haixin Group Co., B	Pharmaceuticals	10,800	4,439
	Shanghai Huayi Group Co. Ltd., B	Chemicals	6,300	4,347
	Shanghai Industrial Development Co. Ltd., A	Real Estate Management & Development	2,700	2,257
	Shanghai Industrial Holdings Ltd.	Industrial Conglomerates	9,000	16,762
	Shanghai Industrial Urban Development Group Ltd.	Real Estate Management & Development	9,000	1,137
	Shanghai International Airport Co. Ltd., A	Transportation Infrastructure	1,800	20,109
	Shanghai International Port Group Co. Ltd., A	Transportation Infrastructure	9,900	7,888
	Shanghai Jahwa United Co. Ltd., A	Personal Products	900	4,329
	Shanghai Jinjiang International Hotels Co. Ltd.	Hotels, Restaurants & Leisure	3,600	6,869
	Shanghai Jinjiang International Industrial Investment Co. Ltd.	Road & Rail	4,500	4,266
	Shanghai Jinqiao Export Processing Zone Development, B	Real Estate Management & Development	6,300	6,703
	Shanghai Lujiazui Finance & Trade Zone Develop Co. Ltd., B	Real Estate Management & Development	25,200	28,274
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., A	Real Estate Management & Development	1,800	3,443
	Shanghai M&G Stationery Inc., A	Commercial Services & Supplies	900	5,616
	Shanghai Mechanical and Electrical Industry Co. Ltd., B	Machinery	8,100	13,559
	Shanghai Pharmaceuticals Holding Co. Ltd., A	Health Care Providers & Services	1,800	4,587
	Shanghai Pharmaceuticals Holding Co. Ltd., H	Health Care Providers & Services	18,900	34,235
	Shanghai Pudong Development Bank Co. Ltd., A	Banks	27,900	46,258

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STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin FTSE China ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	China (continued)
	Shanghai Shibei Hi-Tech Co. Ltd., B	Real Estate Management & Development	12,600	$4,927
	Shanghai Shimao Co. Ltd., A	Real Estate Management & Development	6,300	3,723
	Shanghai Tunnel Engineering Co. Ltd., A	Construction & Engineering	5,400	4,454
	Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd.	Trading Companies & Distributors	6,300	8,763
	Shanghai Yuyuan Tourist Mart Group Co. Ltd., A	Specialty Retail	4,500	5,136
	Shanghai Zhangjiang High-Tech Park Development Co. Ltd., A	Real Estate Management & Development	900	1,953
	Shanghai Zhenhua Port Machinery Co. Ltd., B	Machinery	24,340	8,324
	Shanxi Lu’an Environmental Energy Development Co. Ltd., A	Oil, Gas & Consumable Fuels	3,600	3,650
	Shanxi Securities Co. Ltd.	Capital Markets	3,600	3,957
	Shanxi Xinghuacun Fen Wine Factory Co. Ltd., A	Beverages	900	9,743
	Shanxi Xishan Coal & Electricity Power Co. Ltd.	Oil, Gas & Consumable Fuels	4,500	3,705
a	Shanying International Holding Co. Ltd., A	Paper & Forest Products	4,500	1,941
	Shenergy Co. Ltd., A	Independent Power and Renewable Electricity Producers	4,500	3,497
	Shenghe Resources Holding Co. Ltd., A	Metals & Mining	1,800	2,299
	Shengyi Technology Co. Ltd., A	Electronic Equipment, Instruments & Components	1,800	6,286
	Shenwan Hongyuan Group Co. Ltd.	Capital Markets	21,600	14,458
	Shenzhen Accord Pharmaceutical Co. Ltd., B	Health Care Providers & Services	1,800	6,601
	Shenzhen Airport Co. Ltd.	Transportation Infrastructure	1,800	2,775
	Shenzhen Energy Group Co. Ltd.	Independent Power and Renewable Electricity Producers	4,500	3,642
	Shenzhen Everwin Precision Technology Co. Ltd.	Electronic Equipment, Instruments & Components	1,800	3,577
	Shenzhen Expressway Co. Ltd., H	Transportation Infrastructure	18,000	23,466
	Shenzhen Gas Corporation Ltd., A	Gas Utilities	2,700	2,435
	Shenzhen Huaqiang Industry Co. Ltd.	Real Estate Management & Development	1,800	3,645
	Shenzhen Infogem Technologies Co. Ltd.	Software	900	2,015
	Shenzhen Inovance Technology Co. Ltd.	Machinery	1,800	6,133
	Shenzhen International Holdings Ltd.	Transportation Infrastructure	22,500	43,224
	Shenzhen Investment Ltd.	Real Estate Management & Development	72,000	26,543
	Shenzhen Jinjia Group Co. Ltd.	Containers & Packaging	1,800	2,422
	Shenzhen Kaifa Technology Co. Ltd.	Technology Hardware, Storage & Peripherals	1,800	2,805
	Shenzhen Kangtai Biological Products Co. Ltd.	Biotechnology	900	9,356
a	Shenzhen Kingdom Sci-Tech Co. Ltd., A	Software	900	2,634
	Shenzhen Mindray Bio-Medical Electronics Co. Ltd., A	Health Care Equipment & Supplies	400	10,332
a	Shenzhen MTC Co. Ltd.	Household Durables	9,900	3,868
	Shenzhen Neptunus Bioengineering Co. Ltd.	Health Care Providers & Services	4,500	2,092
	Shenzhen Overseas Chinese Town Co. Ltd.	Hotels, Restaurants & Leisure	9,000	8,860
a	Shenzhen Sunway Communication Co. Ltd.	Communications Equipment	900	4,512
	Shenzhen Yan Tian Port Holding Co. Ltd.	Transportation Infrastructure	2,700	2,219
	Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd.	Metals & Mining	5,400	3,055
	Shenzhou International Group Holdings Ltd.	Textiles, Apparel & Luxury Goods	16,200	211,608
a	Shijiazhuang Changshan BeiMing Technology Co. Ltd.	Textiles, Apparel & Luxury Goods	4,500	3,384
	Shimao Property Holdings Ltd.	Real Estate Management & Development	27,000	78,871

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STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin FTSE China ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	China (continued)
a	Siasun Robot & Automation Co. Ltd.	Machinery	2,700	$5,456
	Sichuan Chuantou Energy Co. Ltd., A	Independent Power and Renewable Electricity Producers	2,700	3,773
	Sichuan Expressway Co. Ltd., H	Transportation Infrastructure	18,000	5,350
a	Sichuan Hebang Biotechnology Co. Ltd., A	Chemicals	14,400	3,126
	Sichuan Kelun Pharmaceutical Co. Ltd.	Pharmaceuticals	900	3,259
	Sichuan Languang Development Co. Ltd., A	Real Estate Management & Development	2,700	2,272
	Sichuan Swellfun Co. Ltd., A	Beverages	900	5,712
	Sihuan Pharmaceutical Holdings Group Ltd.	Pharmaceuticals	99,000	15,028
a	SINA Corp.	Interactive Media & Services	1,386	54,317
	Sino-Ocean Land Holdings Ltd.	Real Estate Management & Development	63,000	21,377
	Sinolink Securities Co. Ltd., A	Capital Markets	3,600	4,391
	Sinoma Science & Technology Co. Ltd.	Chemicals	1,800	2,626
	Sinopec Engineering Group Co. Ltd.	Construction & Engineering	36,000	22,594
a	Sinopec Oilfield Service Corp.	Energy Equipment & Services	36,000	3,766
a	Sinopec Oilfield Service Corp., A	Energy Equipment & Services	10,800	3,388
	Sinopec Shanghai Petrochemical Co. Ltd., A	Chemicals	8,100	4,730
	Sinopec Shanghai Petrochemical Co. Ltd., H	Chemicals	72,000	20,940
	Sinopharm Group Co. Ltd., H	Health Care Providers & Services	28,800	90,191
	Sinotrans Ltd., A	Air Freight & Logistics	4,500	2,678
	Sinotrans Ltd., H	Air Freight & Logistics	45,000	14,121
	Sinotruk Hong Kong Ltd.	Machinery	13,500	20,010
	Soho China Ltd.	Real Estate Management & Development	36,000	10,287
	Songcheng Performance Development Co. Ltd.	Hotels, Restaurants & Leisure	1,800	7,043
	SooChow Securities Co. Ltd., A	Capital Markets	3,600	4,663
	Southwest Securities Co. Ltd., A	Capital Markets	5,400	3,410
	STO Express Co. Ltd.	Air Freight & Logistics	900	2,897
	Sunac China Holdings Ltd.	Real Estate Management & Development	54,000	216,981
	Sungrow Power Supply Co. Ltd.	Electrical Equipment	1,800	2,848
	Suning Universal Co. Ltd.	Real Estate Management & Development	3,600	1,860
	Suning.com Co. Ltd.	Specialty Retail	9,900	14,362
	Sunny Optical Technology Group Co. Ltd.	Electronic Equipment, Instruments & Components	14,400	211,608
	Sunwoda Electronic Co. Ltd.	Electrical Equipment	1,800	3,819
	Suofeiya Home Collection Co. Ltd.	Household Durables	900	2,158
	Suzhou Gold Mantis Construction Decoration Co. Ltd.	Construction & Engineering	4,500	5,715
	Tahoe Group Co. Ltd.	Real Estate Management & Development	2,700	2,272
a	TAL Education Group, ADR	Diversified Consumer Services	7,767	265,942
	Tangshan Jidong Cement Co. Ltd.	Construction Materials	1,800	3,864
	TangShan Port Group Co. Ltd., A	Transportation Infrastructure	11,700	4,030
	Tasly Pharmaceutical Group Co. Ltd., A	Pharmaceuticals	900	1,964
	TBEA Co. Ltd., A	Electrical Equipment	5,400	4,915
	TCL Corp.	Household Durables	10,800	5,384
	Tencent Holdings Ltd.	Interactive Media & Services	130,200	5,484,098
a	Tencent Music Entertainment Group, ADR	Entertainment	2,448	31,261
a	The China Pacific Securities Co. Ltd., A	Capital Markets	8,100	3,879
	Tian Di Science & Technology Co. Ltd., A	Machinery	7,200	3,307
	Tianfeng Securities Co. Ltd., A	Capital Markets	4,500	5,413
	Tianjin Capital Environmental Protection Group Co. Ltd.	Commercial Services & Supplies	18,000	6,199
	Tianjin Port Co. Ltd., A	Transportation Infrastructure	2,700	2,329
	Tianjin Zhonghuan Semiconductor Co. Ltd.	Semiconductors & Semiconductor Equipment	3,600	6,105
	Tianma Microelectronics Co. Ltd.	Electronic Equipment, Instruments & Components	1,800	3,483
	Tianqi Lithium Corp.	Chemicals	1,800	6,856

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STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin FTSE China ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	China (continued)
	Times China Holdings Ltd.	Real Estate Management & Development	18,000	$28,012
a,b	Tongcheng-Elong Holdings Ltd., Reg S	Internet & Direct Marketing Retail	18,000	27,645
	Tonghua Dongbao Pharmaceutical Co. Ltd.	Pharmaceuticals	900	2,206
	Tongkun Group Co. Ltd., A	Chemicals	1,800	3,201
	Tongling Nonferrous Metals Group Co. Ltd.	Metals & Mining	9,900	3,008
	Tongwei Co. Ltd., A	Food Products	1,800	3,211
	TravelSky Technology Ltd., H	IT Services	18,000	37,380
	Tsingtao Brewery Co. Ltd., A	Beverages	900	6,112
	Tsingtao Brewery Co. Ltd., H	Beverages	9,000	54,303
	Tunghsu Optoelectronic Technology Co. Ltd.	Electronic Equipment, Instruments & Components	6,300	5,011
	Unigroup Guoxin Microelectronics Co. Ltd.	Electronic Equipment, Instruments & Components	900	6,439
	Unisplendour Corp. Ltd.	Electronic Equipment, Instruments & Components	900	3,967
	Venustech Group Inc.	Software	900	4,030
a	Vipshop Holdings Ltd., ADR	Internet & Direct Marketing Retail	9,342	83,331
	Walvax Biotechnology Co. Ltd.	Biotechnology	1,800	6,803
	Wangsu Science & Technology Co. Ltd.	IT Services	4,500	6,301
	Wanhua Chemical Group Co. Ltd., A	Chemicals	2,700	16,693
	Wanxiang Qianchao Co. Ltd.	Auto Components	5,400	3,917
a	Weibo Corp., ADR	Interactive Media & Services	1,179	52,760
	Weichai Power Co. Ltd., A	Machinery	6,300	9,898
	Weichai Power Co. Ltd., H	Machinery	45,000	64,865
	Weifu High-Technology Co. Ltd., B	Auto Components	4,500	7,129
	Wens Foodstuffs Group Co. Ltd.	Food Products	1,800	9,372
a	Western Mining Co. Ltd., A	Metals & Mining	2,700	2,095
	Western Securities Co. Ltd.	Capital Markets	3,600	4,492
	Winning Health Technology Group Co. Ltd.	Health Care Technology	1,800	4,003
	Wolong Electric Group Co. Ltd., A	Electrical Equipment	1,800	2,095
	Wonders Information Co. Ltd.	IT Services	1,800	3,431
	Wuchan Zhongda Group Co. Ltd., A	Distributors	5,400	4,144
	Wuhan Guide Infrared Co. Ltd.	Electronic Equipment, Instruments & Components	900	2,994
	Wuhu Sanqi Interactive Entertainment Network Technology Group Co. Ltd.	Entertainment	1,800	4,545
	Wuliangye Yibin Co. Ltd.	Beverages	3,600	65,434
	WUS Printed Circuit Kunshan Co. Ltd.	Electronic Equipment, Instruments & Components	1,800	6,175
	WuXi AppTec Co. Ltd., A	Life Sciences Tools & Services	900	10,927
	WuXi AppTec Co. Ltd., H	Life Sciences Tools & Services	3,600	39,355
a,b,c	Wuxi Biologics Cayman Inc., 144A, Reg S	Life Sciences Tools & Services	13,500	137,766
	Wuxi Lead Intelligent Equipment Co. Ltd.	Electronic Equipment, Instruments & Components	1,800	8,494
	XCMG Construction Machinery Co. Ltd.	Machinery	8,100	5,025
	Xiamen C & D Inc., A	Trading Companies & Distributors	4,500	5,482
	Xiamen Tungsten Co. Ltd., A	Metals & Mining	1,800	3,380
a	Xiaomi Corp., B	Technology Hardware, Storage & Peripherals	208,800	234,385
	Xinhu Zhongbao Co. Ltd., A	Real Estate Management & Development	9,900	4,006
	Xinhua Winshare Publishing and Media Co. Ltd., H	Distributors	9,000	6,383
	Xinjiang Goldwind Science & Technology Co. Ltd.	Electrical Equipment	3,600	6,312
	Xinjiang Goldwind Science & Technology Co. Ltd., H	Electrical Equipment	14,400	17,046
	Xinjiang Zhongtai Chemical Co. Ltd.	Chemicals	2,700	2,639
	Xinxing Ductile Iron Pipes Co. Ltd.	Metals & Mining	8,100	4,424
	Yang Quan Coal Industry Group Co. Ltd., A	Oil, Gas & Consumable Fuels	3,600	2,601
	Yango Group Co. Ltd.	Real Estate Management & Development	4,500	3,718
b	Yangtze Optical Fibre and Cable Joint Stock Ltd. Co., H, Reg S	Communications Equipment	4,500	7,256
	Yantai Changyu Pioneer Wine Co. Ltd., B	Beverages	5,400	11,007
	Yantai Jereh Oilfield Services Group Co. Ltd.	Energy Equipment & Services	1,800	6,808
	Yanzhou Coal Mining Co. Ltd., A	Oil, Gas & Consumable Fuels	4,500	6,711

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin FTSE China ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	China (continued)
	Yanzhou Coal Mining Co. Ltd., H	Oil, Gas & Consumable Fuels	36,000	$36,554
	Yifan Pharmaceutical Co. Ltd.	Pharmaceuticals	1,800	3,380
	Yihai International Holding Ltd.	Food Products	11,000	65,388
	Yintai Resources Co. Ltd.	Metals & Mining	1,800	3,287
	Yonghui Superstores Co. Ltd., A	Food & Staples Retailing	7,200	8,963
	Yonyou Network Technology Co. Ltd., A	Software	2,700	11,679
	YTO Express Group Co. Ltd., A	Air Freight & Logistics	1,800	2,901
	Yuan Longping High-tech Agriculture Co. Ltd.	Food Products	2,700	4,741
	Yuexiu Property Co. Ltd.	Real Estate Management & Development	144,000	31,227
	Yunda Holding Co. Ltd.	Air Freight & Logistics	900	4,335
a	Yunnan Aluminium Co. Ltd.	Metals & Mining	3,600	2,269
	Yunnan Baiyao Group Co. Ltd.	Pharmaceuticals	900	9,585
	Yunnan Hongxiang Yixintang Pharmaceutical Co. Ltd.	Food & Staples Retailing	900	2,824
a	Yunnan Tin Co. Ltd.	Metals & Mining	1,800	2,558
a	YY Inc., ADR	Interactive Media & Services	1,215	68,319
	Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., A	Pharmaceuticals	900	12,840
	Zhaojin Mining Industry Co. Ltd., H	Metals & Mining	22,500	26,032
	Zhefu Holding Group Co. Ltd.	Electrical Equipment	3,600	2,299
	Zhejiang China Commodities City Group Co. Ltd., A	Real Estate Management & Development	8,100	4,288
	Zhejiang Chint Electrics Co. Ltd., A	Electrical Equipment	1,800	5,502
	Zhejiang Crystal-Optech Co. Ltd.	Electronic Equipment, Instruments & Components	1,800	3,698
	Zhejiang Dahua Technology Co. Ltd.	Electronic Equipment, Instruments & Components	3,600	8,706
	Zhejiang Expressway Co. Ltd., H	Transportation Infrastructure	36,000	31,135
	Zhejiang Hailiang Co. Ltd.	Metals & Mining	1,800	2,609
	Zhejiang Hisoar Pharmaceutical Co. Ltd.	Pharmaceuticals	2,700	2,601
	Zhejiang Huace Film & TV Co. Ltd., A	Entertainment	2,700	2,495
a	Zhejiang Huahai Pharmaceutical Co. Ltd., A	Pharmaceuticals	900	1,863
	Zhejiang Huayou Cobalt Co. Ltd., A	Metals & Mining	900	3,391
	Zhejiang Juhua Co. Ltd., A	Chemicals	4,500	4,455
	Zhejiang Longsheng Group Co. Ltd., A	Chemicals	3,600	7,088
	Zhejiang Medicine Co. Ltd., A	Pharmaceuticals	1,800	2,886
	Zhejiang NHU Co. Ltd.	Pharmaceuticals	2,700	8,087
	Zhejiang Runtu Co. Ltd.	Chemicals	1,800	2,939
	Zhejiang Sanhua Intelligent Controls Co. Ltd.	Machinery	2,700	4,976
	Zhejiang Satellite Petrochemical Co. Ltd.	Chemicals	1,800	3,133
	Zhejiang Semir Garment Co. Ltd.	Textiles, Apparel & Luxury Goods	1,800	3,115
	Zhejiang Supor Co. Ltd.	Household Durables	900	9,040
	Zhejiang Wanfeng Auto Wheel Co. Ltd.	Auto Components	1,800	1,777
	Zhejiang Weixing New Building Materials Co. Ltd.	Building Products	1,800	4,008
	Zhengzhou Coal Mining Machinery Group Co. Ltd., A	Machinery	2,700	2,340
	Zhengzhou Yutong Bus Co. Ltd., A	Machinery	1,800	3,504
a,b	ZhongAn Online P&C Insurance Co. Ltd., Reg S	Insurance	8,100	19,115
	Zhongji Innolight Co. Ltd.	Machinery	900	5,122
	Zhongjin Gold Corp. Ltd., A	Metals & Mining	2,700	3,282
	Zhongshan Public Utilities Group Co. Ltd.	Water Utilities	1,800	2,004
	Zhongsheng Group Holdings Ltd.	Specialty Retail	13,500	42,621
	Zhuzhou CRRC Times Electric Co. Ltd., H	Electrical Equipment	11,700	48,430
	Zijin Mining Group Co. Ltd., A	Metals & Mining	18,000	8,242
	Zijin Mining Group Co. Ltd., H	Metals & Mining	126,000	43,557
	Zoomlion Heavy Industry Science and Technology Co. Ltd.	Machinery	6,300	5,029
	Zoomlion Heavy Industry Science and Technology Development Co. Ltd., H	Machinery	28,800	19,508

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin FTSE China ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	China (continued)
a	ZTE Corp.	Communications Equipment	3,600	$16,137
a	ZTE Corp., H	Communications Equipment	18,000	47,759
	ZTO Express Cayman Inc., ADR	Air Freight & Logistics	7,452	158,951

				38,846,020

	Hong Kong 1.2%
a	Alibaba Pictures Group Ltd.	Entertainment	270,000	43,740
	Bosideng International Holdings Ltd.	Textiles, Apparel & Luxury Goods	54,000	23,007
	China Gas Holdings Ltd.	Gas Utilities	46,800	180,886
a	Fullshare Holdings Ltd.	Electrical Equipment	202,500	6,587
	Kingboard Laminates Holdings Ltd.	Chemicals	22,500	20,292
	Lee & Man Paper Manufacturing Ltd.	Paper & Forest Products	36,000	19,471
	Sino Biopharmaceutical Ltd.	Pharmaceuticals	144,000	182,953

				476,936

	Singapore 0.1%
	Yangzijiang Shipbuilding Holdings Ltd.	Machinery	47,700	33,113
	Yanlord Land Group Ltd.	Real Estate Management & Development	14,400	12,183

				45,296

	Total Investments (Cost $45,021,637) 99.8%			39,368,252
	Other Assets, less Liabilities 0.2%			82,120

	Net Assets 100.0%			$39,450,372

See Abbreviations on page 322.

aNon-income producing.

bSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Fund’s Board of Trustees. At September 30, 2019, the aggregate value of these securities was $1,560,868, representing 4.0% of net assets.

cSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Fund’s Board of Trustees. At September 30, 2019, the aggregate value of these securities was $656,149, representing 1.7% of net assets.

dFair valued using significant unobservable inputs. See Note 6 regarding fair value measurements.

At September 30, 2019, the Fund had the following futures contracts outstanding. See Note 1(c).

Futures Contracts

Description	Type	Number of Contracts	Notional Amount*	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Equity Contracts
HKG Mini Hang Seng China Enterprise Index	Long	5	$65,120	10/30/19	$(2,831)

*As of period end.

See Note 7 regarding other derivative information.

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FRANKLIN TEMPLETON ETF TRUST

Financial Highlights

Franklin FTSE Europe ETF

	Six Months Ended September 30, 2019 (unaudited)	Year Ended March 31,
		2019	2018[a]

Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$23.24	$24.98	$25.05

Income from investment operations[b]:

Net investment income[c]	0.49	0.86	0.24

Net realized and unrealized gains (losses)	0.12	(1.79)	(0.30)

Total from investment operations	0.61	(0.93)	(0.06)

Less distributions from net investment income	(0.34)	(0.81)	(0.01)

Net asset value, end of period	$23.51	$23.24	$24.98

Total return[d]	2.64%	(3.69)%	(0.26)%

Ratios to average net assets[e]

Total expenses	0.09%	0.09%	0.09%

Net investment income	4.16%	3.61%	2.35%

Supplemental data

Net assets, end of period (000’s)	$65,825	$74,359	$104,911

Portfolio turnover rate[f]	2.11%	5.81%	0.96%

Portfolio turnover rate excluding portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely or in part for cash[f,g]	2.11%	—%	—%

aFor the period November 2, 2017 (commencement of operations) to March 31, 2018.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return is not annualized for periods less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.

eRatios are annualized for periods less than one year.

fPortfolio turnover rate excludes the value of portfolio securities received or delivered as a result of processing capital share transactions in Creation Units, if any.

gEffective September 30, 2019.

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FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, September 30, 2019 (unaudited)

Franklin FTSE Europe ETF

		Industry	Shares	Value
	Common Stocks and Other Equity Interests 98.6%
	Australia 0.6%
	Rio Tinto PLC	Metals & Mining	8,092	$419,712

	Austria 0.4%
	Andritz AG	Machinery	518	21,177
	Erste Group Bank AG	Banks	2,100	69,461
	OMV AG	Oil, Gas & Consumable Fuels	1,036	55,614
	Raiffeisen Bank International AG	Banks	952	22,096
	Telekom Austria AG	Diversified Telecommunication Services	1,008	7,330
	Verbund AG	Electric Utilities	476	26,051
	Vienna Insurance Group AG Wiener Versicherung Gruppe	Insurance	294	7,660
	Voestalpine AG	Metals & Mining	826	18,983

				228,372

	Belgium 1.7%
	Ackermans & van Haaren NV	Diversified Financial Services	168	25,532
	Ageas	Insurance	1,358	75,327
	Anheuser-Busch InBev SA/NV	Beverages	5,670	540,381
	Colruyt SA	Food & Staples Retailing	364	19,953
a	Galapagos NV	Biotechnology	350	53,343
	Groupe Bruxelles Lambert SA	Diversified Financial Services	546	52,441
	KBC Groep NV	Banks	2,016	131,035
	Proximus SADP	Diversified Telecommunication Services	1,022	30,362
	Sofina SA	Diversified Financial Services	112	24,909
	Solvay SA	Chemicals	504	52,199
	Telenet Group Holding NV	Media	350	16,522
	UCB SA	Pharmaceuticals	882	64,040
	Umicore SA	Chemicals	1,526	57,612

				1,143,656

	China 0.3%
a	Prosus NV	Internet & Direct Marketing Retail	3,010	221,009

	Denmark 2.7%
	A.P. Moeller-Maersk AS, A	Marine	28	29,886
	A.P. Moeller-Maersk AS, B	Marine	42	47,504
	Ambu AS, B	Health Care Equipment & Supplies	1,260	20,882
	Carlsberg AS, B	Beverages	784	115,908
	Chr. Hansen Holding AS	Chemicals	756	64,180
	Coloplast AS, B	Health Care Equipment & Supplies	980	118,054
	Danske Bank AS	Banks	4,928	68,632
	DSV AS	Road & Rail	1,498	142,570
a	Genmab AS	Biotechnology	434	88,117
	GN Store Nord AS	Health Care Equipment & Supplies	952	38,658
	H. Lundbeck AS	Pharmaceuticals	434	14,398
	ISS AS	Commercial Services & Supplies	1,386	34,303
a	Jyske Bank AS	Banks	476	15,381
	Novo Nordisk AS, B	Pharmaceuticals	12,138	624,132
	Novozymes AS	Chemicals	1,526	64,172
	Orsted AS	Electric Utilities	1,092	101,506
	Pandora AS	Household Durables	644	25,850
	Rockwool International AS, B	Building Products	42	8,402
a	The Drilling Co. of 1972 AS	Energy Equipment & Services	140	7,854
	Tryg AS	Insurance	882	25,281
	Vestas Wind Systems AS	Electrical Equipment	1,415	109,877
a	William Demant Holding AS	Health Care Equipment & Supplies	784	20,085

				1,785,632

	Finland 1.9%
	Elisa OYJ	Diversified Telecommunication Services	1,050	54,145

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin FTSE Europe ETF (continued)

		Industry		Shares	Value
	Common Stocks and Other Equity Interests (continued)
	Finland (continued)
b	Fortum OYJ, Reg S	Electric Utilities		3,164	$74,817
	Huhtamaki OYJ	Containers & Packaging		686	27,357
	Kesko OYJ	Food & Staples Retailing		490	30,962
	Kone OYJ, B	Machinery		2,884	164,250
	Metso OYJ	Machinery		784	29,291
	Neste Oil OYJ	Oil, Gas & Consumable Fuels		3,024	100,123
	Nokia OYJ, A	Communications Equipment		41,370	209,722
	Nokian Renkaat OYJ	Auto Components		980	27,650
	Nordea Bank Abp	Banks		23,704	168,025
	Orion OYJ	Pharmaceuticals		742	27,682
	Sampo OYJ, A	Insurance		3,598	143,094
	Stora Enso OYJ, R	Paper & Forest Products		4,186	50,450
	UPM-Kymmene OYJ	Paper & Forest Products		3,906	115,486
	Wartsila OYJ ABP	Machinery		3,570	39,991

					1,263,045

	France 17.0%
	Accor SA	Hotels, Restaurants & Leisure		1,400	58,380
a	Adevinta ASA, A	Interactive Media & Services		588	6,821
a	Adevinta ASA, B	Interactive Media & Services		1,092	12,644
	Aeroports de Paris SA	Transportation Infrastructure		210	37,363
a	Air France-KLM	Airlines		1,400	14,655
	Air Liquide SA	Chemicals		3,108	442,517
	Airbus SE	Aerospace & Defense		4,060	527,604
c	ALD SA, 144A	Road & Rail		630	8,997
	Alstom SA	Machinery		1,372	56,884
	Amundi SA	Capital Markets		406	28,328
	ArcelorMittal	Metals & Mining		4,410	62,049
	Arkema SA	Chemicals		518	48,295
	Atos SE	IT Services		686	48,373
	AXA SA	Insurance		14,140	361,183
	Biomerieux	Health Care Equipment & Supplies		308	25,486
	BNP Paribas SA	Banks		7,924	385,893
	Bollore	Air Freight & Logistics		7,480	31,004
	Bouygues SA	Construction & Engineering		1,526	61,139
	Bureau Veritas SA	Professional Services		2,058	49,584
	Capgemini SE	IT Services		1,148	135,292
	Carrefour SA	Food & Staples Retailing		4,250	74,412
	Casino Guichard-Perrachon SA	Food & Staples Retailing		420	20,051
	Cie Generale des Etablissements Michelin SCA	Auto Components		1,302	145,351
	CNP Assurances	Insurance		1,176	22,731
	Compagnie de Saint-Gobain	Building Products		3,570	140,112
	Covivio	Equity Real Estate Investment Trusts (REITs	)	322	34,086
	Credit Agricole SA	Banks		8,400	102,017
	Danone SA	Food Products		4,382	386,098
	Dassault Aviation SA	Aerospace & Defense		14	19,811
	Dassault Systemes	Software		966	137,697
	Edenred	Commercial Services & Supplies		1,778	85,347
	EDF SA	Electric Utilities		3,696	41,382
	Eiffage SA	Construction & Engineering		532	55,168
	Elis SA	Commercial Services & Supplies		1,414	25,004
	Engie SA	Multi-Utilities		12,208	199,371
	EssilorLuxottica SA	Textiles, Apparel & Luxury Goods		2,156	310,850
	Eurazeo SE	Diversified Financial Services		328	24,405
	Eutelsat Communications SA	Media		1,358	25,279
	Faurecia SE	Auto Components		546	25,905
	Gecina SA	Equity Real Estate Investment Trusts (REITs	)	378	59,424
	Getlink SE	Transportation Infrastructure		3,318	49,846

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STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin FTSE Europe ETF (continued)

		Industry		Shares	Value
	Common Stocks and Other Equity Interests (continued)
	France (continued)
	Hermes International	Textiles, Apparel & Luxury Goods		224	$154,826
	ICADE	Equity Real Estate Investment Trusts (REITs	)	238	21,289
	Iliad SA	Diversified Telecommunication Services		182	17,107
	Imerys SA	Construction Materials		280	11,258
	Ingenico Group SA	Electronic Equipment, Instruments & Components		446	43,518
	Ipsen SA	Pharmaceuticals		252	23,929
	JCDecaux SA	Media		532	14,407
	Kering SA	Textiles, Apparel & Luxury Goods		546	278,309
	Klepierre SA	Equity Real Estate Investment Trusts (REITs	)	1,400	47,559
	L’Oreal SA	Personal Products		1,764	494,048
	Lagardere SCA	Media		840	18,590
	Legrand SA	Electrical Equipment		1,960	139,917
	LVMH Moet Hennessy Louis Vuitton SE	Textiles, Apparel & Luxury Goods		1,834	729,091
	Natixis SA	Capital Markets		6,118	25,379
	Orange SA	Diversified Telecommunication Services		14,070	220,807
	Orpea	Health Care Providers & Services		336	41,063
	Pernod Ricard SA	Beverages		1,554	276,827
	Peugeot SA	Automobiles		3,990	99,526
	Plastic Omnium SA	Auto Components		392	10,752
	Publicis Groupe	Media		1,596	78,507
	Remy Cointreau SA	Beverages		182	24,167
	Renault SA	Automobiles		1,344	77,159
	Rexel SA	Trading Companies & Distributors		2,212	23,676
	Rubis SCA	Gas Utilities		677	39,339
	Safran SA	Aerospace & Defense		2,422	381,415
	Sanofi	Pharmaceuticals		7,966	738,706
	Sartorius Stedim Biotech	Life Sciences Tools & Services		182	25,477
	Schneider Electric SE	Electrical Equipment		3,850	337,880
	SCOR SE	Insurance		1,162	48,000
	SEB SA	Household Durables		196	29,766
	Societe BIC SA	Commercial Services & Supplies		168	11,282
	Societe Generale SA	Banks		5,656	155,018
	Sodexo SA	Hotels, Restaurants & Leisure		630	70,743
	Suez	Multi-Utilities		2,660	41,832
	Teleperformance	Professional Services		420	91,073
	Thales SA	Aerospace & Defense		728	83,732
	Total SA	Oil, Gas & Consumable Fuels		17,752	926,729
a	UbiSoft Entertainment SA	Entertainment		616	44,552
	Unibail-Rodamco-Westfield	Equity Real Estate Investment Trusts (REITs	)	14	2,041
	Unibail-Rodamco-Westfield	Equity Real Estate Investment Trusts (REITs	)	980	142,898
	Valeo SA	Auto Components		1,750	56,759
	Veolia Environnement SA	Multi-Utilities		3,682	93,368
	Vinci SA	Construction & Engineering		3,430	369,526
	Vivendi SA	Entertainment		5,978	164,103
	Wendel SA	Diversified Financial Services		210	28,984
a,b	Worldline SA, Reg S	IT Services		616	38,884

					11,180,656

	Germany 12.8%
	1&1 Drillisch AG	Wireless Telecommunication Services		350	10,913
	Adidas AG	Textiles, Apparel & Luxury Goods		1,442	449,061
	Allianz SE	Insurance		3,108	724,597
	Aroundtown SA	Real Estate Management & Development		6,566	53,715
	Axel Springer SE	Media		322	22,221
	BASF SE	Chemicals		6,706	468,774
	Bayer AG	Pharmaceuticals		6,846	482,814
	Bayerische Motoren Werke AG	Automobiles		2,380	167,590
	Beiersdorf AG	Personal Products		742	87,526

182	Semiannual Report	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin FTSE Europe ETF (continued)

		Industry	Shares	Value
	Common Stocks and Other Equity Interests (continued)
	Germany (continued)
	Brenntag AG	Trading Companies & Distributors	1,134	$54,891
	Carl Zeiss Meditec AG	Health Care Equipment & Supplies	280	31,930
	Commerzbank AG	Banks	7,644	44,351
	Continental AG	Auto Components	798	102,396
	Covestro AG	Chemicals	1,260	62,364
	Daimler AG	Automobiles	6,314	314,026
a	Delivery Hero SE	Internet & Direct Marketing Retail	812	36,082
	Deutsche Bank AG	Capital Markets	15,120	113,260
	Deutsche Boerse AG	Capital Markets	1,344	210,114
	Deutsche Lufthansa AG	Airlines	1,764	28,039
	Deutsche Post AG	Air Freight & Logistics	7,168	239,477
	Deutsche Telekom AG	Diversified Telecommunication Services	23,744	398,484
	Deutsche Wohnen AG	Real Estate Management & Development	2,660	97,119
c	DWS Group GmbH & Co. KGaA, 144A	Capital Markets	252	7,451
	E.ON SE	Multi-Utilities	15,946	155,051
	Evonik Industries AG	Chemicals	1,190	29,385
	Fielmann AG	Specialty Retail	168	12,372
	Fraport AG Frankfurt Airport Services Worldwide	Transportation Infrastructure	266	22,567
	Fresenius Medical Care AG & Co. KGaA	Health Care Providers & Services	1,526	102,647
	Fresenius SE and Co. KGaA	Health Care Providers & Services	2,996	140,105
	Fuchs Petrolub SE	Chemicals	266	9,671
	GEA Group AG	Machinery	1,232	33,269
	Grenkeleasing AG	Consumer Finance	196	16,154
	Hannover Rueck SE	Insurance	448	75,752
	Hapag-Lloyd AG	Marine	196	14,103
	HeidelbergCement AG	Construction Materials	1,092	78,954
	Hella GmbH & Co. KGaA	Auto Components	322	14,400
	Henkel AG & Co. KGaA	Household Products	742	67,950
	Hochtief AG	Construction & Engineering	140	15,965
	Hugo Boss AG	Textiles, Apparel & Luxury Goods	476	25,506
	Infineon Technologies AG	Semiconductors & Semiconductor Equipment	9,170	165,073
	K+S AG	Chemicals	1,400	19,407
	KION Group AG	Machinery	518	27,248
	Knorr-Bremse AG	Machinery	350	32,907
	Lanxess AG	Chemicals	616	37,607
	LEG Immobilien AG	Real Estate Management & Development	462	52,886
	Merck KGaA	Pharmaceuticals	952	107,264
	METRO AG	Food & Staples Retailing	1,246	19,669
	MTU Aero Engines AG	Aerospace & Defense	378	100,469
	Muenchener Rueckversicherungs-Gesellschaft Aktiengesellschaft in Muenchen	Insurance	1,050	271,754
	Nemetschek AG	Software	420	21,438
	Osram Licht AG	Electrical Equipment	644	28,329
	ProSiebenSat.1 Media SE	Media	1,484	20,450
	Puma SE	Textiles, Apparel & Luxury Goods	602	46,597
	Rational AG	Machinery	28	20,086
	Rheinmetall AG	Industrial Conglomerates	322	40,739
a,c	Rocket Internet SE, 144A	Internet & Direct Marketing Retail	490	12,660
	RWE AG	Multi-Utilities	4,186	130,929
	SAP SE	Software	7,112	836,448
b	Scout24 AG, Reg S	Interactive Media & Services	798	45,500
	Siemens AG	Industrial Conglomerates	5,572	596,829
	Siemens Healthineers AG	Health Care Equipment & Supplies	966	38,013
	Suedzucker AG	Food Products	574	8,830
	Symrise AG	Chemicals	910	88,454
a	Talanx AG	Insurance	294	12,705
	Telefonica Deutschland Holding AG	Diversified Telecommunication Services	4,914	13,704
	thyssenkrupp AG	Metals & Mining	3,416	47,315

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STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin FTSE Europe ETF (continued)

		Industry	Shares	Value
	Common Stocks and Other Equity Interests (continued)
	Germany (continued)
	TUI AG	Hotels, Restaurants & Leisure	3,192	$37,203
	Uniper SE	Independent Power and Renewable Electricity Producers	1,442	47,303
	United Internet AG	Diversified Telecommunication Services	854	30,473
	Volkswagen AG	Automobiles	238	40,918
	Vonovia SE	Real Estate Management & Development	3,990	202,488
	Wacker Chemie AG	Chemicals	112	7,363
	Wirecard AG	IT Services	840	134,389
a,c	Zalando SE, 144A	Internet & Direct Marketing Retail	1,092	49,858

				8,414,351

	Ireland 0.8%
	AIB Group PLC	Banks	6,006	17,836
	Bank of Ireland Group PLC	Banks	6,804	27,000
	CRH PLC	Construction Materials	5,880	202,016
	Flutter Entertainment PLC	Hotels, Restaurants & Leisure	546	51,203
	Glanbia PLC	Food Products	1,428	18,106
	Kerry Group	Food Products	1,078	126,103
	Kingspan Group PLC	Building Products	1,092	53,334
	Smurfit Kappa Group PLC	Containers & Packaging	1,736	52,070

				547,668

	Italy 3.7%
	A2A SpA	Multi-Utilities	11,312	20,768
	Amplifon SpA	Health Care Providers & Services	896	21,978
	Assicurazioni Generali SpA	Insurance	9,422	182,634
	Atlantia SpA	Transportation Infrastructure	3,892	94,153
	Banca Mediolanum SpA	Diversified Financial Services	2,114	15,879
a	Banco BPM SpA	Banks	11,116	22,710
	Buzzi Unicem SpA	Construction Materials	518	11,882
	Buzzi Unicem SpA, di Risp	Construction Materials	308	4,459
	Davide Campari-Milano SpA	Beverages	4,158	37,579
	DiaSorin SpA	Health Care Equipment & Supplies	154	17,914
	Enel SpA	Electric Utilities	57,288	427,882
	Eni SpA	Oil, Gas & Consumable Fuels	18,396	281,456
	Ferrari NV	Automobiles	910	140,429
	FinecoBank Banca Fineco SpA	Banks	4,466	47,286
	Hera SpA	Multi-Utilities	6,160	25,291
b	Infrastrutture Wireless Italiane SpA, Reg S	Diversified Telecommunication Services	1,806	18,744
	Intesa Sanpaolo SpA	Banks	109,774	260,354
	Italgas Reti SpA	Gas Utilities	2,814	18,168
	Leonardo SpA	Aerospace & Defense	2,842	33,431
a	Mediaset SpA	Media	2,520	7,423
	Mediobanca Banca di Credito Finanziario SpA	Banks	5,264	57,503
	Moncler SpA	Textiles, Apparel & Luxury Goods	1,344	47,913
	Pirelli & C SpA	Auto Components	3,206	18,972
b	Poste Italiane SpA, Reg S	Insurance	3,388	38,524
	Prysmian SpA	Electrical Equipment	1,834	39,389
	Recordati SpA	Pharmaceuticals	686	29,436
a	Saipem SpA	Energy Equipment & Services	4,186	18,948
	Salvatore Ferragamo SpA	Textiles, Apparel & Luxury Goods	462	8,540
	Snam SpA	Gas Utilities	16,674	84,237
a	Telecom Italia SpA/Milano	Diversified Telecommunication Services	79,786	45,535
	Telecom Italia SpA/Milano, di Risp	Diversified Telecommunication Services	44,212	24,177
	Tenaris SA	Energy Equipment & Services	3,430	36,399
	Terna Rete Elettrica Nazionale SpA	Electric Utilities	10,346	66,480
	UniCredit SpA	Banks	16,352	192,888
	Unione di Banche Italiane SpA	Banks	7,196	20,209

184	Semiannual Report	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin FTSE Europe ETF (continued)

		Industry	Shares	Value
	Common Stocks and Other Equity Interests (continued)
	Italy (continued)
	UnipolSai Assicurazioni SpA	Insurance	4,326	$11,508

				2,431,078

	Kazakhstan 0.0%†
	KAZ Minerals PLC	Metals & Mining	1,722	9,195

	Luxembourg 0.2%
	Eurofins Scientific SE	Life Sciences Tools & Services	84	39,048
	RTL Group SA	Media	294	14,141
	SES SA, IDR	Media	2,576	46,970

				100,159

	Netherlands 4.5%
	Aalberts NV	Machinery	700	27,748
	ABN AMRO Bank NV, GDR,	Banks	3,038	53,572
a	Adyen NV	IT Services	70	46,124
	Aegon NV	Insurance	14,197	59,078
	Akzo Nobel NV	Chemicals	1,680	149,801
a	Argenx SE	Biotechnology	266	30,188
	ASML Holding NV	Semiconductors & Semiconductor Equipment	2,940	728,379
	ASR Nederland NV	Insurance	1,036	38,254
	Boskalis Westminster	Construction & Engineering	616	12,854
b	Euronext NV, Reg S	Capital Markets	462	37,801
	EXOR NV	Diversified Financial Services	756	50,671
	Grandvision NV	Specialty Retail	364	10,905
	Heineken Holding NV	Beverages	770	76,684
	Heineken NV	Beverages	1,736	187,669
	ING Groep NV	Banks	28,714	300,644
	Koninklijke Ahold Delhaize NV	Food & Staples Retailing	8,134	203,558
	Koninklijke DSM NV	Chemicals	1,303	156,826
	Koninklijke KPN NV	Diversified Telecommunication Services	24,164	75,369
	Koninklijke Philips NV	Health Care Equipment & Supplies	6,664	308,766
	Koninklijke Vopak NV	Oil, Gas & Consumable Fuels	490	25,193
	NN Group NV	Insurance	2,458	87,198
a	OCI NV	Chemicals	700	16,530
a	QIAGEN NV	Life Sciences Tools & Services	1,624	53,185
	Randstad NV	Professional Services	812	39,916
	Signify NV	Electrical Equipment	756	20,794
a,b	Takeaway.com NV, Reg S	Internet & Direct Marketing Retail	294	23,462
	Wolters Kluwer NV	Professional Services	2,016	147,211

				2,968,380

	Norway 1.1%
	Aker ASA	Diversified Financial Services	182	9,695
	Aker BP ASA	Oil, Gas & Consumable Fuels	812	21,752
	DNB ASA	Banks	7,672	135,312
	Equinor ASA	Oil, Gas & Consumable Fuels	7,280	138,654
	Gjensidige Forsikring ASA	Insurance	1,218	24,177
	Leroy Seafood Group ASA	Food Products	1,848	11,239
	Mowi ASA	Food Products	3,150	72,770
	Norsk Hydro ASA	Metals & Mining	9,772	34,416
	Orkla ASA	Food Products	5,684	51,773
	Salmar ASA	Food Products	378	16,600
	Schibsted ASA, A	Media	588	17,415
	Schibsted ASA, B	Media	700	19,646
	Telenor ASA	Diversified Telecommunication Services	4,760	95,635
	Yara International ASA	Chemicals	1,274	54,937

				704,021

franklintempleton.com	Semiannual Report	185

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin FTSE Europe ETF (continued)

		Industry		Shares	Value
	Common Stocks and Other Equity Interests (continued)
	Poland 0.5%
	Bank Pekao SA	Banks		1,148	$29,322
	CD Projekt SA	Entertainment		448	27,199
	Cyfrowy Polsat SA	Media		1,862	12,270
a	Dino Polska SA	Food & Staples Retailing		350	13,706
	Grupa Lotos SA	Oil, Gas & Consumable Fuels		728	16,081
a	KGHM Polska Miedz SA	Metals & Mining		1,008	20,114
	LPP SA	Textiles, Apparel & Luxury Goods		7	15,016
a	mBank SA	Banks		112	9,711
a	PGE Polska Grupa Energetyczna SA	Electric Utilities		5,334	10,633
	Polski Koncern Naftowy Orlen SA	Oil, Gas & Consumable Fuels		2,296	56,525
	Polskie Gornictwo Naftowe i Gazownictwo SA	Oil, Gas & Consumable Fuels		12,390	14,537
	Powszechna Kasa Oszczednosci Bank Polski SA	Banks		6,244	61,238
	Powszechny Zaklad Ubezpieczen SA	Insurance		4,130	38,507
	Santander Bank Polska SA	Banks		196	15,331

					340,190

	Portugal 0.2%
	EDP-Energias de Portugal SA	Electric Utilities		16,604	64,478
	Galp Energia SGPS SA, B	Oil, Gas & Consumable Fuels		3,766	56,761
	Jeronimo Martins SGPS SA	Food & Staples Retailing		1,792	30,243

					151,482

	Russia 0.1%
	Evraz PLC	Metals & Mining		3,990	22,991
	Polymetal International PLC	Metals & Mining		2,254	31,665

					54,656

	South Africa 0.0%†
	Investec PLC	Capital Markets		4,928	25,427

	Spain 4.6%
	Acciona SA	Electric Utilities		154	16,302
	ACS Actividades de Construccion y Servicios SA	Construction & Engineering		1,793	71,660
	Aena SME SA	Transportation Infrastructure		518	94,874
	Amadeus IT Group SA, A	IT Services		2,940	210,645
	Banco Bilbao Vizcaya Argentaria SA	Banks		48,818	254,425
	Banco de Sabadell SA	Banks		41,076	39,864
	Banco Santander SA	Banks		120,890	492,449
	Bankia SA	Banks		8,988	16,976
	Bankinter SA	Banks		5,026	31,747
	CaixaBank SA	Banks		26,390	69,337
	Cellnex Telecom SA	Diversified Telecommunication Services		1,526	63,052
	Corporacion Financiera Alba SA	Diversified Financial Services		168	8,187
	Corporacion Mapfre SA	Insurance		7,238	19,498
	EDP Renovaveis SA	Independent Power and Renewable Electricity Producers		1,120	12,076
	Enagas SA	Gas Utilities		1,666	38,614
	Endesa SA	Electric Utilities		2,324	61,162
	Ferrovial SA	Construction & Engineering		3,464	100,114
	Fomento de Construcciones y Contratas SA	Construction & Engineering		560	6,423
	Grifols SA	Biotechnology		2,422	71,398
	Iberdrola SA	Electric Utilities		43,414	451,338
	Industria de Diseno Textil SA	Specialty Retail		7,686	237,972
	Inmobiliaria Colonial SA	Equity Real Estate Investment Trusts (REITs	)	2,338	28,216
	Merlin Properties Socimi SA	Equity Real Estate Investment Trusts (REITs	)	2,450	34,215
	Naturgy Energy Group SA	Gas Utilities		2,268	60,182

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin FTSE Europe ETF (continued)

		Industry	Shares	Value
	Common Stocks and Other Equity Interests (continued)
	Spain (continued)
	Red Electrica Corp. SA	Electric Utilities	3,164	$64,280
	Repsol SA	Oil, Gas & Consumable Fuels	9,846	153,927
	Siemens Gamesa Renewable Energy SA	Electrical Equipment	1,638	22,233
	Telefonica SA	Diversified Telecommunication Services	33,278	253,994
	Zardoya Otis SA	Machinery	1,302	8,843

				2,994,003

	Sweden 4.1%
	Alfa Laval AB	Machinery	2,296	45,373
	Assa Abloy AB, B	Building Products	6,804	151,621
	Atlas Copco AB	Machinery	2,772	75,219
	Atlas Copco AB, A	Machinery	4,634	142,901
	Boliden AB	Metals & Mining	2,002	46,068
	Castellum AB	Real Estate Management & Development	1,946	41,722
	Electrolux AB, B	Household Durables	1,806	42,872
	Elekta AB, B	Health Care Equipment & Supplies	2,646	34,904
	Epiroc AB, A	Machinery	4,606	49,985
	Epiroc AB, B	Machinery	2,772	28,672
	Ericsson, B	Communications Equipment	21,966	175,734
	Essity AB, B	Household Products	4,438	129,680
a	Fastighets AB Balder, B	Real Estate Management & Development	728	27,603
	Hennes & Mauritz AB, B	Specialty Retail	6,468	125,542
	Hexagon AB, B	Electronic Equipment, Instruments & Components	1,834	88,528
	Husqvarna AB, B	Household Durables	3,010	22,924
	ICA Gruppen AB	Food & Staples Retailing	574	26,551
	Industrivarden AB, A	Diversified Financial Services	1,526	34,362
	Industrivarden AB, C	Diversified Financial Services	1,246	27,310
	Investment AB Latour, B	Industrial Conglomerates	882	11,626
	Investor AB, A	Diversified Financial Services	1,008	48,533
	Investor AB, B	Diversified Financial Services	3,318	162,354
	Kinnevik AB, B	Diversified Financial Services	1,806	47,556
	L E Lundbergforetagen AB, B	Diversified Financial Services	560	21,096
	Lundin Petroleum AB	Oil, Gas & Consumable Fuels	1,260	37,843
	Nibe Industrier AB	Building Products	2,212	28,088
	Saab AB, B	Aerospace & Defense	672	19,315
	Sandvik AB	Machinery	7,868	122,716
	Securitas AB, B	Commercial Services & Supplies	2,352	36,074
	Skandinaviska Enskilda Banken AB, A	Banks	10,472	96,368
	Skandinaviska Enskilda Banken AB, C	Banks	154	1,435
	Skanska AB, B	Construction & Engineering	2,604	52,810
	SKF AB, B	Machinery	2,786	46,102
	Svenska Cellulosa AB, A	Paper & Forest Products	210	1,959
	Svenska Cellulosa AB, B	Paper & Forest Products	4,340	38,747
	Svenska Handelsbanken AB, A	Banks	10,752	100,804
	Svenska Handelsbanken AB, B	Banks	266	2,516
	Swedbank AB, A	Banks	7,336	105,726
	Swedish Match AB	Tobacco	1,232	51,011
a	Swedish Orphan Biovitrum AB	Biotechnology	1,330	20,406
	Tele2 AB, B	Wireless Telecommunication Services	3,948	58,826
	Telefonaktiebolaget LM Ericsson, A	Communications Equipment	266	2,132
	Telia Co. AB	Diversified Telecommunication Services	19,586	87,789
	Trelleborg AB, B	Machinery	1,778	24,973
	Volvo AB, B	Machinery	10,990	154,531

				2,698,907

	Switzerland 15.1%
	ABB Ltd.	Electrical Equipment	13,090	257,429
	Adecco Group AG	Professional Services	1,120	62,023

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin FTSE Europe ETF (continued)

		Industry	Shares	Value
	Common Stocks and Other Equity Interests (continued)
	Switzerland (continued)
a	Alcon Inc.	Health Care Equipment & Supplies	3,374	$196,928
	Baloise Holding AG	Insurance	336	60,249
	Banque Cantonale Vaudoise	Banks	28	21,453
	Barry Callebaut AG	Food Products	14	28,894
	Chocoladefabriken Lindt & Spruengli AG	Food Products	14	103,475
	Clariant AG	Chemicals	1,498	29,189
	Coca-Cola HBC AG	Beverages	1,428	46,756
	Compagnie Financiere Richemont SA	Textiles, Apparel & Luxury Goods	3,752	275,507
	Credit Suisse Group AG	Capital Markets	18,480	226,749
	DKSH Holding AG	Professional Services	266	13,290
	Dufry AG	Specialty Retail	210	17,581
	EMS-Chemie Holding AG	Chemicals	56	34,903
	Flughafen Zurich AG	Transportation Infrastructure	140	25,946
	Geberit AG	Building Products	266	127,138
	Georg Fischer AG	Machinery	28	24,275
	Givaudan AG	Chemicals	70	195,437
	Glencore PLC	Metals & Mining	81,284	245,157
	Helvetia Holding AG	Insurance	238	32,866
	Julius Baer Group Ltd.	Capital Markets	1,582	70,156
	Kuehne + Nagel International AG	Marine	378	55,725
	LafargeHolcim Ltd., B	Construction Materials	3,738	184,135
	Logitech International SA	Technology Hardware, Storage & Peripherals	1,078	43,762
	Lonza Group AG	Life Sciences Tools & Services	546	184,747
	Nestle SA	Food Products	21,294	2,312,304
	Novartis AG	Pharmaceuticals	15,862	1,376,621
	OC Oerlikon Corp. AG	Machinery	1,470	14,757
	Pargesa Holding SA, B	Diversified Financial Services	280	21,551
	Partners Group Holding AG	Capital Markets	126	96,767
	PSP Swiss Property AG	Real Estate Management & Development	294	37,356
	Roche Holding AG	Pharmaceuticals	210	60,821
	Roche Holding AG	Pharmaceuticals	5,110	1,488,442
	Schindler Holding AG	Machinery	140	31,253
	Schindler Holding AG, PC	Machinery	294	65,808
	SGS SA	Professional Services	42	104,205
	Sika AG	Chemicals	1,022	149,639
	Sonova Holding AG	Health Care Equipment & Supplies	406	94,461
	STMicroelectronics NV	Semiconductors & Semiconductor Equipment	4,662	90,113
	Straumann Holding AG	Health Care Equipment & Supplies	70	57,269
	Sulzer AG	Machinery	126	12,402
	Swatch Group AG	Textiles, Apparel & Luxury Goods	210	55,788
	Swatch Group AG	Textiles, Apparel & Luxury Goods	336	16,899
	Swiss Life Holding AG	Insurance	252	120,573
	Swiss Prime Site AG	Real Estate Management & Development	560	54,840
	Swiss Re AG	Insurance	2,044	213,389
	Swisscom AG	Diversified Telecommunication Services	182	89,855
	Temenos AG	Software	434	72,685
	UBS Group AG	Capital Markets	25,200	286,332
	Vifor Pharma AG	Pharmaceuticals	322	51,490
	Zurich Insurance Group AG	Insurance	1,078	412,973

				9,952,363

	United Arab Emirates 0.0%†
	NMC Health PLC	Health Care Providers & Services	644	21,507

	United Kingdom 26.2%
	3i Group PLC	Capital Markets	6,972	100,221
	Admiral Group PLC	Insurance	1,554	40,560
	Anglo American PLC	Metals & Mining	9,226	212,740

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin FTSE Europe ETF (continued)

		Industry		Shares	Value
	Common Stocks and Other Equity Interests (continued)
	United Kingdom (continued)
	Antofagasta PLC	Metals & Mining		2,534	$28,073
	Ashmore Group PLC	Capital Markets		2,814	17,547
	Ashtead Group PLC	Trading Companies & Distributors		3,416	95,304
	Associated British Foods PLC	Food Products		2,548	72,312
	AstraZeneca PLC	Pharmaceuticals		9,646	863,098
	Auto Trader Group PLC	Interactive Media & Services		6,678	41,969
	Aveva Group PLC	Software		448	20,427
	Aviva PLC	Insurance		28,784	141,634
	B&M European Value Retail SA	Multiline Retail		6,146	28,735
	Babcock International Group PLC	Commercial Services & Supplies		1,848	12,707
	BAE Systems PLC	Aerospace & Defense		23,506	165,109
	Barclays PLC	Banks		127,190	235,731
	Barratt Developments PLC	Household Durables		7,336	58,580
	Bellway PLC	Household Durables		924	38,099
	BHP Group PLC	Metals & Mining		15,246	325,477
	BP PLC	Oil, Gas & Consumable Fuels		146,762	932,849
	British American Tobacco PLC	Tobacco		16,772	621,594
	British Land Co. PLC	Equity Real Estate Investment Trusts (REITs	)	7,070	50,950
	BT Group PLC	Diversified Telecommunication Services		64,540	142,029
	Bunzl PLC	Trading Companies & Distributors		2,464	64,523
	Burberry Group PLC	Textiles, Apparel & Luxury Goods		3,024	81,014
	Centrica PLC	Multi-Utilities		42,560	38,674
	Cineworld Group PLC	Entertainment		7,644	21,477
	CNH Industrial NV	Machinery		7,294	74,271
a	Cobham PLC	Aerospace & Defense		17,528	33,879
	Compass Group PLC	Hotels, Restaurants & Leisure		11,662	300,787
	ConvaTec Group PLC	Health Care Equipment & Supplies		10,752	23,213
	Croda International PLC	Chemicals		910	54,500
	CYBG PLC	Banks		8,820	12,488
	DCC PLC	Industrial Conglomerates		742	64,883
	Derwent London PLC	Equity Real Estate Investment Trusts (REITs	)	728	30,233
	Diageo PLC	Beverages		17,178	705,544
	Direct Line Insurance Group PLC	Insurance		10,080	37,290
	DS Smith PLC	Containers & Packaging		9,212	40,912
	easyJet PLC	Airlines		1,442	20,435
	Experian PLC	Professional Services		6,720	215,225
	Ferguson PLC	Trading Companies & Distributors		1,680	123,056
	Fiat Chrysler Automobiles NV	Automobiles		8,134	105,277
	Fresnillo PLC	Metals & Mining		1,358	11,440
	G4S PLC	Commercial Services & Supplies		11,340	26,439
	GlaxoSmithKline PLC	Pharmaceuticals		36,022	774,426
	GVC Holdings PLC	Hotels, Restaurants & Leisure		4,270	39,117
	Halma PLC	Electronic Equipment, Instruments & Components		2,772	67,328
	Hargreaves Lansdown PLC	Capital Markets		1,988	50,932
	Hikma Pharmaceuticals PLC	Pharmaceuticals		1,022	27,707
	Hiscox Ltd.	Insurance		2,072	42,385
	Howden Joinery Group PLC	Trading Companies & Distributors		4,410	30,455
	HSBC Holdings PLC	Banks		149,156	1,148,045
	IMI PLC	Machinery		1,960	23,192
	Imperial Brands PLC	Tobacco		7,042	158,648
	Inchcape PLC	Distributors		3,052	23,751
	Informa PLC	Media		9,296	97,600
	InterContinental Hotels Group PLC	Hotels, Restaurants & Leisure		1,344	84,053
	International Consolidated Airlines Group SA	Airlines		4,816	28,190
	Intertek Group PLC	Professional Services		1,204	81,276
	ITV PLC	Media		27,300	42,355
	J Sainsbury PLC	Food & Staples Retailing		11,802	31,967
	JD Sports Fashion PLC	Specialty Retail		2,702	25,019

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin FTSE Europe ETF (continued)

		Industry		Shares	Value
	Common Stocks and Other Equity Interests (continued)
	United Kingdom (continued)
	John Wood Group PLC	Energy Equipment & Services		4,900	$22,939
	Johnson Matthey PLC	Chemicals		1,386	52,213
a	Just Eat PLC	Internet & Direct Marketing Retail		4,200	34,584
	Kingfisher PLC	Specialty Retail		15,484	39,459
	Land Securities Group PLC	Equity Real Estate Investment Trusts (REITs	)	5,222	55,110
	Legal & General Group PLC	Insurance		43,904	134,392
	Lloyds Banking Group PLC	Banks		521,458	347,771
	London Stock Exchange Group PLC	Capital Markets		2,296	206,770
	Marks & Spencer Group PLC	Multiline Retail		14,198	32,272
	Meggitt PLC	Aerospace & Defense		5,670	44,368
	Melrose Industries PLC	Electrical Equipment		35,532	88,273
	Merlin Entertainments PLC	Hotels, Restaurants & Leisure		5,138	28,644
	Micro Focus International PLC	Software		2,506	35,106
	Mondi PLC	Paper & Forest Products		3,570	68,541
	National Grid PLC	Multi-Utilities		25,704	279,342
	Next PLC	Multiline Retail		924	70,437
a	Ocado Group PLC	Internet & Direct Marketing Retail		3,360	54,758
	Pearson PLC	Media		5,726	52,074
	Pennon Group PLC	Water Utilities		3,052	31,103
	Persimmon PLC	Household Durables		2,338	62,520
	Phoenix Group Holdings PLC	Insurance		3,892	33,156
	Prudential PLC	Insurance		19,180	348,624
	Quilter PLC	Capital Markets		13,328	22,394
	Reckitt Benckiser Group PLC	Household Products		4,606	360,084
	RELX PLC	Professional Services		13,832	329,398
	Renishaw PLC	Electronic Equipment, Instruments & Components		252	11,378
	Rentokil Initial PLC	Commercial Services & Supplies		13,482	77,720
	Rightmove PLC	Interactive Media & Services		6,468	43,886
	Rolls-Royce Holdings PLC	Aerospace & Defense		12,516	122,215
	Royal Bank of Scotland Group PLC	Banks		33,488	85,671
	Royal Dutch Shell PLC, A	Oil, Gas & Consumable Fuels		31,598	928,287
	Royal Dutch Shell PLC, B	Oil, Gas & Consumable Fuels		27,594	814,738
	RSA Insurance Group PLC	Insurance		7,462	49,122
	Schroders PLC	Capital Markets		826	31,300
	Segro PLC	Equity Real Estate Investment Trusts (REITs	)	8,050	80,431
	Severn Trent PLC	Water Utilities		1,736	46,315
	Smith & Nephew PLC	Health Care Equipment & Supplies		6,412	154,790
	Smiths Group PLC	Industrial Conglomerates		2,898	56,068
	Spirax-Sarco Engineering PLC	Machinery		532	51,431
	SSE PLC	Electric Utilities		7,546	115,818
	St. James’s Place Capital PLC	Capital Markets		3,822	46,128
	Standard Chartered PLC	Banks		19,516	164,547
	Standard Life Aberdeen PLC	Capital Markets		17,710	62,373
	Subsea 7 SA	Energy Equipment & Services		1,736	17,956
	Tate & Lyle PLC	Food Products		3,402	30,855
	Taylor Wimpey PLC	Household Durables		23,800	47,366
	TechnipFMC PLC	Energy Equipment & Services		3,346	80,288
	Tesco PLC	Food & Staples Retailing		71,036	210,966
	The Berkeley Group Holdings PLC	Household Durables		854	43,979
	The Sage Group PLC	Software		7,924	67,513
	Travis Perkins PLC	Trading Companies & Distributors		1,848	29,400
	Unilever NV, IDR	Personal Products		10,654	640,567
	Unilever PLC	Personal Products		8,022	483,401
	United Utilities Group PLC	Water Utilities		4,998	50,861
	Vodafone Group PLC	Wireless Telecommunication Services		198,212	395,696
	Weir Group PLC	Machinery		1,918	33,692
	Whitbread PLC	Hotels, Restaurants & Leisure		994	52,597
	William Morrison Supermarkets PLC	Food & Staples Retailing		16,436	40,569

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin FTSE Europe ETF (continued)

		Industry	Shares	Value
	Common Stocks and Other Equity Interests (continued)
	United Kingdom (continued)
	WPP PLC	Media	9,002	$112,928

				17,222,935

	United States 0.1%
	Carnival PLC	Hotels, Restaurants & Leisure	1,148	47,675

	Total Common Stocks and Other Equity Interests (Cost $72,563,639)			64,926,079

	Preferred Stocks 0.8%
	Germany 0.8%
d	Bayerische Motoren Werke AG, 6.909%, pfd.	Automobiles	420	23,329
d	Fuchs Petrolub SE, 2.757%, pfd.	Chemicals	518	19,460
d	Henkel AG & Co. KGaA, 2.037%, pfd.	Household Products	1,288	127,499
d	Porsche Automobil Holding SE, 3.702%, pfd.	Automobiles	1,106	71,984
d	Sartorius AG, 0.370%, pfd.	Health Care Equipment & Supplies	252	45,990
d	Volkswagen AG, 3.114%, pfd.	Automobiles	1,344	228,664

	Total Preferred Stocks (Cost $640,032)			516,926

	Total Investments (Cost $73,203,671) 99.4%			65,443,005
	Other Assets, less Liabilities 0.6%			381,807

	Net Assets 100.0%			$65,824,812

See Abbreviations on page 322.

†Rounds to less than 0.1% of net assets.

aNon-income producing.

bSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Fund’s Board of Trustees. At September 30, 2019, the aggregate value of these securities was $277,732, representing 0.4% of net assets.

cSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Fund’s Board of Trustees. At September 30, 2019, the aggregate value of these securities was $78,966, representing 0.1% of net assets.

dVariable rate security. The rate shown represents the yield at period end.

At September 30, 2019, the Fund had the following futures contracts outstanding. See Note 1(c).

Futures Contracts

Description	Type	Number of Contracts	Notional Amount*	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Equity Contracts
EURO STOXX 50 Index	Long	5	$193,783	12/20/19	$8,039
FTSE 100 Index	Long	1	90,987	12/20/19	3,887

Total Futures Contracts					11,926

*As of period end.

See Note 7 regarding other derivative information.

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FRANKLIN TEMPLETON ETF TRUST

Financial Highlights

Franklin FTSE Europe Hedged ETF

	Six Months Ended September 30, 2019 (unaudited)	Year Ended March 31,
		2019	2018[a]

Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$22.81	$23.88	$25.05

Income from investment operations[b]:

Net investment income[c]	0.52	0.79	0.25

Net realized and unrealized gains (losses)	1.24	0.62	(1.40)

Total from investment operations	1.76	1.41	(1.15)

Less distributions from:

Net investment income	(0.31)	(0.38)	(0.02)

Net realized gains	—	(2.10)	— [d]

Total distributions	(0.31)	(2.48)	(0.02)

Net asset value, end of period	$24.26	$22.81	$23.88

Total return[e]	7.76%	6.98%	(4.61)%

Ratios to average net assets[f]

Total expenses	0.09%	0.09%	0.09%

Net investment income	4.40%	3.28%	2.47%

Supplemental data

Net assets, end of period (000’s)	$4,853	$4,563	$33,428

Portfolio turnover rate[g]	4.11%	26.81%	5.33%

Portfolio turnover rate excluding portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely or in part for cash[g,h]	4.11%	—%	—%

aFor the period November 2, 2017 (commencement of operations) to March 31, 2018.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dAmount rounds to less than $0.001 per share.

eTotal return is not annualized for periods less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.

fRatios are annualized for periods less than one year.

gPortfolio turnover rate excludes the value of portfolio securities received or delivered as a result of processing capital share transactions in Creation Units, if any.

hEffective September 30, 2019.

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FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, September 30, 2019 (unaudited)

Franklin FTSE Europe Hedged ETF

		Industry	Shares	Value
	Common Stocks and Other Equity Interests 97.3%
	Australia 0.6%
	Rio Tinto PLC	Metals & Mining	588	$30,498

	Austria 0.4%
	Andritz AG	Machinery	37	1,513
	Erste Group Bank AG	Banks	156	5,160
	OMV AG	Oil, Gas & Consumable Fuels	76	4,080
	Raiffeisen Bank International AG	Banks	65	1,509
	Telekom Austria AG	Diversified Telecommunication Services	53	385
	Verbund AG	Electric Utilities	35	1,915
	Vienna Insurance Group AG Wiener Versicherung Gruppe	Insurance	22	573
	Voestalpine AG	Metals & Mining	66	1,517

				16,652

	Belgium 1.7%
	Ackermans & van Haaren NV	Diversified Financial Services	14	2,128
	Ageas	Insurance	102	5,658
	Anheuser-Busch InBev SA/NV	Beverages	413	39,361
	Colruyt SA	Food & Staples Retailing	25	1,370
a	Galapagos NV	Biotechnology	25	3,810
	Groupe Bruxelles Lambert SA	Diversified Financial Services	41	3,938
	KBC Groep NV	Banks	145	9,425
	Proximus SADP	Diversified Telecommunication Services	76	2,258
	Sofina SA	Diversified Financial Services	9	2,002
	Solvay SA	Chemicals	36	3,728
	Telenet Group Holding NV	Media	23	1,086
	UCB SA	Pharmaceuticals	63	4,574
	Umicore SA	Chemicals	108	4,077

				83,415

	China 0.3%
a	Prosus NV	Internet & Direct Marketing Retail	220	16,153

	Denmark 2.7%
	A.P. Moeller-Maersk AS, A	Marine	2	2,135
	A.P. Moeller-Maersk AS, B	Marine	3	3,393
	Ambu AS, B	Health Care Equipment & Supplies	86	1,425
	Carlsberg AS, B	Beverages	56	8,279
	Chr. Hansen Holding AS	Chemicals	53	4,499
	Coloplast AS, B	Health Care Equipment & Supplies	70	8,432
	Danske Bank AS	Banks	360	5,014
	DSV AS	Road & Rail	110	10,469
a	Genmab AS	Biotechnology	31	6,294
	GN Store Nord AS	Health Care Equipment & Supplies	70	2,843
	H. Lundbeck AS	Pharmaceuticals	37	1,228
	ISS AS	Commercial Services & Supplies	104	2,574
a	Jyske Bank AS	Banks	36	1,163
	Novo Nordisk AS, B	Pharmaceuticals	884	45,455
	Novozymes AS	Chemicals	109	4,584
	Orsted AS	Electric Utilities	79	7,343
	Pandora AS	Household Durables	50	2,007
	Rockwool International AS, B	Building Products	4	800
a	The Drilling Co. of 1972 AS	Energy Equipment & Services	17	954
	Tryg AS	Insurance	59	1,691
	Vestas Wind Systems AS	Electrical Equipment	106	8,231
a	William Demant Holding AS	Health Care Equipment & Supplies	59	1,512

				130,325

	Finland 1.9%
	Elisa OYJ	Diversified Telecommunication Services	74	3,816

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin FTSE Europe Hedged ETF (continued)

		Industry		Shares	Value
	Common Stocks and Other Equity Interests (continued)
	Finland (continued)
b	Fortum OYJ, Reg S	Electric Utilities		228	$5,392
	Huhtamaki OYJ	Containers & Packaging		48	1,914
	Kesko OYJ	Food & Staples Retailing		38	2,401
	Kone OYJ, B	Machinery		211	12,017
	Metso OYJ	Machinery		56	2,092
	Neste Oil OYJ	Oil, Gas & Consumable Fuels		221	7,317
	Nokia OYJ, A	Communications Equipment		2,991	15,163
	Nokian Renkaat OYJ	Auto Components		74	2,088
	Nordea Bank Abp	Banks		1,706	12,093
	Orion OYJ	Pharmaceuticals		53	1,977
	Sampo OYJ, A	Insurance		260	10,340
	Stora Enso OYJ, R	Paper & Forest Products		317	3,821
	UPM-Kymmene OYJ	Paper & Forest Products		283	8,367
	Wartsila OYJ ABP	Machinery		263	2,946

					91,744

	France 16.8%
	Accor SA	Hotels, Restaurants & Leisure		100	4,170
a	Adevinta ASA, A	Interactive Media & Services		38	441
a	Adevinta ASA, B	Interactive Media & Services		74	857
	Aeroports de Paris SA	Transportation Infrastructure		14	2,491
a	Air France-KLM	Airlines		109	1,141
	Air Liquide SA	Chemicals		224	31,893
	Airbus SE	Aerospace & Defense		295	38,336
c	ALD SA, 144A	Road & Rail		46	657
	Alstom SA	Machinery		100	4,146
	Amundi SA	Capital Markets		32	2,233
	ArcelorMittal	Metals & Mining		322	4,531
	Arkema SA	Chemicals		40	3,729
	Atos SE	IT Services		53	3,737
	AXA SA	Insurance		1,033	26,386
	Biomerieux	Health Care Equipment & Supplies		23	1,903
	BNP Paribas SA	Banks		581	28,294
	Bollore	Air Freight & Logistics		519	2,151
	Bouygues SA	Construction & Engineering		109	4,367
	Bureau Veritas SA	Professional Services		141	3,397
	Capgemini SE	IT Services		82	9,664
	Carrefour SA	Food & Staples Retailing		307	5,375
	Casino Guichard-Perrachon SA	Food & Staples Retailing		30	1,432
	Cie Generale des Etablissements Michelin SCA	Auto Components		95	10,605
	CNP Assurances	Insurance		85	1,643
	Compagnie de Saint-Gobain	Building Products		264	10,361
	Covivio	Equity Real Estate Investment Trusts (REITs	)	27	2,858
	Credit Agricole SA	Banks		606	7,360
	Danone SA	Food Products		319	28,107
	Dassault Aviation SA	Aerospace & Defense		1	1,415
	Dassault Systemes	Software		71	10,121
	Edenred	Commercial Services & Supplies		132	6,336
	EDF SA	Electric Utilities		264	2,956
	Eiffage SA	Construction & Engineering		38	3,941
	Elis SA	Commercial Services & Supplies		107	1,892
	Engie SA	Multi-Utilities		888	14,502
	EssilorLuxottica SA	Textiles, Apparel & Luxury Goods		156	22,492
	Eurazeo SE	Diversified Financial Services		26	1,935
	Eutelsat Communications SA	Media		100	1,862
	Faurecia SE	Auto Components		40	1,898
	Gecina SA	Equity Real Estate Investment Trusts (REITs	)	28	4,402
	Getlink SE	Transportation Infrastructure		248	3,726

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin FTSE Europe Hedged ETF (continued)

		Industry		Shares	Value
	Common Stocks and Other Equity Interests (continued)
	France (continued)
	Hermes International	Textiles, Apparel & Luxury Goods		17	$11,750
	ICADE	Equity Real Estate Investment Trusts (REITs	)	18	1,610
	Iliad SA	Diversified Telecommunication Services		14	1,316
	Imerys SA	Construction Materials		19	764
	Ingenico Group SA	Electronic Equipment, Instruments & Components		33	3,220
	Ipsen SA	Pharmaceuticals		20	1,899
	JCDecaux SA	Media		40	1,083
	Kering SA	Textiles, Apparel & Luxury Goods		40	20,389
	Klepierre SA	Equity Real Estate Investment Trusts (REITs	)	102	3,465
	L’Oreal SA	Personal Products		129	36,129
	Lagardere SCA	Media		61	1,350
	Legrand SA	Electrical Equipment		142	10,137
	LVMH Moet Hennessy Louis Vuitton SE	Textiles, Apparel & Luxury Goods		133	52,873
	Natixis SA	Capital Markets		452	1,875
	Orange SA	Diversified Telecommunication Services		1,014	15,913
	Orpea	Health Care Providers & Services		24	2,933
	Pernod Ricard SA	Beverages		112	19,952
	Peugeot SA	Automobiles		289	7,209
	Plastic Omnium SA	Auto Components		29	795
	Publicis Groupe	Media		115	5,657
	Remy Cointreau SA	Beverages		13	1,726
	Renault SA	Automobiles		98	5,626
	Rexel SA	Trading Companies & Distributors		163	1,745
	Rubis SCA	Gas Utilities		49	2,847
	Safran SA	Aerospace & Defense		177	27,874
	Sanofi	Pharmaceuticals		580	53,785
	Sartorius Stedim Biotech	Life Sciences Tools & Services		12	1,680
	Schneider Electric SE	Electrical Equipment		279	24,485
	SCOR SE	Insurance		83	3,429
	SEB SA	Household Durables		15	2,278
	Societe BIC SA	Commercial Services & Supplies		13	873
	Societe Generale SA	Banks		415	11,374
	Sodexo SA	Hotels, Restaurants & Leisure		45	5,053
	Suez	Multi-Utilities		196	3,082
	Teleperformance	Professional Services		30	6,505
	Thales SA	Aerospace & Defense		54	6,211
	Total SA	Oil, Gas & Consumable Fuels		1,290	67,343
a	UbiSoft Entertainment SA	Entertainment		46	3,327
	Unibail-Rodamco-Westfield	Equity Real Estate Investment Trusts (REITs	)	71	10,353
	Valeo SA	Auto Components		125	4,054
	Veolia Environnement SA	Multi-Utilities		267	6,771
	Vinci SA	Construction & Engineering		247	26,610
	Vivendi SA	Entertainment		436	11,969
	Wendel SA	Diversified Financial Services		15	2,070
a,b	Worldline SA, Reg S	IT Services		47	2,967

					814,099

	Germany 12.6%
	1&1 Drillisch AG	Wireless Telecommunication Services		23	717
	Adidas AG	Textiles, Apparel & Luxury Goods		104	32,387
	Allianz SE	Insurance		226	52,689
	Aroundtown SA	Real Estate Management & Development		471	3,853
	Axel Springer SE	Media		24	1,656
	BASF SE	Chemicals		488	34,113
	Bayer AG	Pharmaceuticals		499	35,192
	Bayerische Motoren Werke AG	Automobiles		171	12,041
	Beiersdorf AG	Personal Products		53	6,252
	Brenntag AG	Trading Companies & Distributors		80	3,872

franklintempleton.com	Semiannual Report	195

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin FTSE Europe Hedged ETF (continued)

		Industry	Shares	Value
	Common Stocks and Other Equity Interests (continued)
	Germany (continued)
	Carl Zeiss Meditec AG	Health Care Equipment & Supplies	20	$2,281
	Commerzbank AG	Banks	542	3,145
	Continental AG	Auto Components	57	7,314
	Covestro AG	Chemicals	88	4,356
	Daimler AG	Automobiles	457	22,729
a	Delivery Hero SE	Internet & Direct Marketing Retail	60	2,666
	Deutsche Bank AG	Capital Markets	1,091	8,172
	Deutsche Boerse AG	Capital Markets	98	15,321
	Deutsche Lufthansa AG	Airlines	126	2,003
	Deutsche Post AG	Air Freight & Logistics	525	17,540
	Deutsche Telekom AG	Diversified Telecommunication Services	1,729	29,017
	Deutsche Wohnen AG	Real Estate Management & Development	189	6,901
c	DWS Group GmbH & Co. KGaA, 144A	Capital Markets	21	621
	E.ON SE	Multi-Utilities	1,148	11,163
	Evonik Industries AG	Chemicals	91	2,247
	Fielmann AG	Specialty Retail	14	1,031
	Fraport AG Frankfurt Airport Services Worldwide	Transportation Infrastructure	19	1,612
	Fresenius Medical Care AG & Co. KGaA	Health Care Providers & Services	112	7,534
	Fresenius SE and Co. KGaA	Health Care Providers & Services	216	10,101
	Fuchs Petrolub SE	Chemicals	17	618
	GEA Group AG	Machinery	92	2,484
	Grenkeleasing AG	Consumer Finance	14	1,154
	Hannover Rueck SE	Insurance	33	5,580
	Hapag-Lloyd AG	Marine	17	1,223
	HeidelbergCement AG	Construction Materials	78	5,640
	Hella GmbH & Co. KGaA	Auto Components	24	1,073
	Henkel AG & Co. KGaA	Household Products	54	4,945
	Hochtief AG	Construction & Engineering	11	1,254
	Hugo Boss AG	Textiles, Apparel & Luxury Goods	36	1,929
	Infineon Technologies AG	Semiconductors & Semiconductor Equipment	670	12,061
	K+S AG	Chemicals	98	1,358
	KION Group AG	Machinery	41	2,157
	Knorr-Bremse AG	Machinery	25	2,350
	Lanxess AG	Chemicals	45	2,747
	LEG Immobilien AG	Real Estate Management & Development	34	3,892
	Merck KGaA	Pharmaceuticals	70	7,887
	METRO AG	Food & Staples Retailing	86	1,358
	MTU Aero Engines AG	Aerospace & Defense	27	7,176
	Muenchener Rueckversicherungs-Gesellschaft Aktiengesellschaft in Muenchen	Insurance	77	19,929
	Nemetschek AG	Software	28	1,429
	Osram Licht AG	Electrical Equipment	46	2,024
	ProSiebenSat.1 Media SE	Media	130	1,791
	Puma SE	Textiles, Apparel & Luxury Goods	44	3,406
	Rational AG	Machinery	2	1,435
	Rheinmetall AG	Industrial Conglomerates	22	2,783
a,c	Rocket Internet SE, 144A	Internet & Direct Marketing Retail	33	853
	RWE AG	Multi-Utilities	311	9,727
	SAP SE	Software	518	60,922
b	Scout24 AG, Reg S	Interactive Media & Services	56	3,193
	Siemens AG	Industrial Conglomerates	404	43,273
	Siemens Healthineers AG	Health Care Equipment & Supplies	74	2,912
	Suedzucker AG	Food Products	42	646
	Symrise AG	Chemicals	68	6,610
a	Talanx AG	Insurance	17	735
	Telefonica Deutschland Holding AG	Diversified Telecommunication Services	351	979
	thyssenkrupp AG	Metals & Mining	244	3,380
	TUI AG	Hotels, Restaurants & Leisure	243	2,832

196	Semiannual Report	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin FTSE Europe Hedged ETF (continued)

		Industry	Shares	Value
	Common Stocks and Other Equity Interests (continued)
	Germany (continued)
	Uniper SE	Independent Power and Renewable Electricity Producers	106	$3,477
	United Internet AG	Diversified Telecommunication Services	59	2,105
	Volkswagen AG	Automobiles	18	3,095
	Vonovia SE	Real Estate Management & Development	291	14,768
	Wacker Chemie AG	Chemicals	8	526
	Wirecard AG	IT Services	61	9,759
a,c	Zalando SE, 144A	Internet & Direct Marketing Retail	77	3,516

				611,517

	Ireland 0.8%
	AIB Group PLC	Banks	402	1,194
	Bank of Ireland Group PLC	Banks	517	2,052
	CRH PLC	Construction Materials	423	14,533
	Flutter Entertainment PLC	Hotels, Restaurants & Leisure	40	3,751
	Glanbia PLC	Food Products	99	1,255
	Kerry Group	Food Products	78	9,124
	Kingspan Group PLC	Building Products	79	3,859
	Smurfit Kappa Group PLC	Containers & Packaging	124	3,719

				39,487

	Italy 3.7%
	A2A SpA	Multi-Utilities	819	1,504
	Amplifon SpA	Health Care Providers & Services	63	1,545
	Assicurazioni Generali SpA	Insurance	686	13,297
	Atlantia SpA	Transportation Infrastructure	282	6,822
	Banca Mediolanum SpA	Diversified Financial Services	130	976
a	Banco BPM SpA	Banks	888	1,814
	Buzzi Unicem SpA	Construction Materials	43	986
	Buzzi Unicem SpA, di Risp	Construction Materials	23	333
	Davide Campari-Milano SpA	Beverages	297	2,684
	DiaSorin SpA	Health Care Equipment & Supplies	12	1,396
	Enel SpA	Electric Utilities	4,147	30,974
	Eni SpA	Oil, Gas & Consumable Fuels	1,343	20,548
	Ferrari NV	Automobiles	67	10,339
	FinecoBank Banca Fineco SpA	Banks	322	3,409
	Hera SpA	Multi-Utilities	463	1,901
b	Infrastrutture Wireless Italiane SpA, Reg S	Diversified Telecommunication Services	124	1,287
	Intesa Sanpaolo SpA	Banks	7,968	18,898
	Italgas Reti SpA	Gas Utilities	201	1,298
	Leonardo SpA	Aerospace & Defense	217	2,553
a	Mediaset SpA	Media	178	524
	Mediobanca Banca di Credito Finanziario SpA	Banks	385	4,206
	Moncler SpA	Textiles, Apparel & Luxury Goods	98	3,494
	Pirelli & C SpA	Auto Components	231	1,367
b	Poste Italiane SpA, Reg S	Insurance	235	2,672
	Prysmian SpA	Electrical Equipment	139	2,985
	Recordati SpA	Pharmaceuticals	50	2,146
a	Saipem SpA	Energy Equipment & Services	299	1,353
	Salvatore Ferragamo SpA	Textiles, Apparel & Luxury Goods	39	721
	Snam SpA	Gas Utilities	1,212	6,123
	Telecom Italia SpA, di Risp	Diversified Telecommunication Services	3,158	1,727
a	Telecom Italia SpA/Milano	Diversified Telecommunication Services	5,942	3,391
	Tenaris SA	Energy Equipment & Services	244	2,589
	Terna Rete Elettrica Nazionale SpA	Electric Utilities	753	4,839
	UniCredit SpA	Banks	1,204	14,202
	Unione di Banche Italiane SpA	Banks	540	1,517
	UnipolSai Assicurazioni SpA	Insurance	285	758

				177,178

franklintempleton.com	Semiannual Report	197

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin FTSE Europe Hedged ETF (continued)

		Industry	Shares	Value
	Common Stocks and Other Equity Interests (continued)
	Kazakhstan 0.0%†
	KAZ Minerals PLC	Metals & Mining	118	$630

	Luxembourg 0.2%
	Eurofins Scientific SE	Life Sciences Tools & Services	6	2,789
	RTL Group SA	Media	21	1,010
	SES SA, IDR	Media	188	3,428

				7,227

	Netherlands 4.4%
	Aalberts NV	Machinery	52	2,061
	ABN AMRO Bank NV, GDR,	Banks	219	3,862
a	Adyen NV	IT Services	5	3,295
	Aegon NV	Insurance	960	3,995
	Akzo Nobel NV	Chemicals	121	10,789
a	Argenx SE	Biotechnology	19	2,156
	ASML Holding NV	Semiconductors & Semiconductor Equipment	214	53,018
	ASR Nederland NV	Insurance	78	2,880
	Boskalis Westminster	Construction & Engineering	45	939
b	Euronext NV, Reg S	Capital Markets	32	2,618
	EXOR NV	Diversified Financial Services	56	3,754
	Grandvision NV	Specialty Retail	27	809
	Heineken Holding NV	Beverages	58	5,776
	Heineken NV	Beverages	127	13,729
	ING Groep NV	Banks	2,075	21,726
	Koninklijke Ahold Delhaize NV	Food & Staples Retailing	597	14,940
	Koninklijke DSM NV	Chemicals	94	11,314
	Koninklijke KPN NV	Diversified Telecommunication Services	1,776	5,540
	Koninklijke Philips NV	Health Care Equipment & Supplies	484	22,425
	Koninklijke Vopak NV	Oil, Gas & Consumable Fuels	36	1,851
	NN Group NV	Insurance	176	6,244
a	OCI NV	Chemicals	50	1,181
a	QIAGEN NV	Life Sciences Tools & Services	115	3,766
	Randstad NV	Professional Services	60	2,949
	Signify NV	Electrical Equipment	60	1,650
a,b	Takeaway.com NV, Reg S	Internet & Direct Marketing Retail	20	1,596
	Wolters Kluwer NV	Professional Services	147	10,734

				215,597

	Norway 1.1%
	Aker ASA	Diversified Financial Services	13	693
	Aker BP ASA	Oil, Gas & Consumable Fuels	55	1,473
	DNB ASA	Banks	561	9,895
	Equinor ASA	Oil, Gas & Consumable Fuels	519	9,885
	Gjensidige Forsikring ASA	Insurance	84	1,667
	Leroy Seafood Group ASA	Food Products	140	852
	Mowi ASA	Food Products	224	5,175
	Norsk Hydro ASA	Metals & Mining	717	2,525
	Orkla ASA	Food Products	415	3,780
	Salmar ASA	Food Products	31	1,361
	Schibsted ASA, A	Media	47	1,392
	Schibsted ASA, B	Media	49	1,375
	Telenor ASA	Diversified Telecommunication Services	349	7,012
	Yara International ASA	Chemicals	93	4,010

				51,095

	Poland 0.5%
	Bank Pekao SA	Banks	82	2,094
	CD Projekt SA	Entertainment	33	2,003

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin FTSE Europe Hedged ETF (continued)

		Industry		Shares	Value
	Common Stocks and Other Equity Interests (continued)
	Poland (continued)
	Cyfrowy Polsat SA	Media		158	$1,041
a	Dino Polska SA	Food & Staples Retailing		22	862
	Grupa Lotos SA	Oil, Gas & Consumable Fuels		52	1,149
a	KGHM Polska Miedz SA	Metals & Mining		71	1,417
	LPP SA	Textiles, Apparel & Luxury Goods		1	2,145
a	mBank SA	Banks		7	607
a	PGE Polska Grupa Energetyczna SA	Electric Utilities		353	704
	Polski Koncern Naftowy Orlen SA	Oil, Gas & Consumable Fuels		159	3,914
	Polskie Gornictwo Naftowe i Gazownictwo SA	Oil, Gas & Consumable Fuels		897	1,052
	Powszechna Kasa Oszczednosci Bank Polski SA	Banks		442	4,335
	Powszechny Zaklad Ubezpieczen SA	Insurance		288	2,685
	Santander Bank Polska SA	Banks		16	1,252

					25,260

	Portugal 0.2%
	EDP- Energias de Portugal SA	Electric Utilities		1,209	4,695
	Galp Energia SGPS SA, B	Oil, Gas & Consumable Fuels		267	4,024
	Jeronimo Martins SGPS SA	Food & Staples Retailing		128	2,160

					10,879

	Russia 0.1%
	Evraz PLC	Metals & Mining		281	1,619
	Polymetal International PLC	Metals & Mining		164	2,304

					3,923

	South Africa 0.0%†
	Investec PLC	Capital Markets		371	1,914

	Spain 4.5%
	Acciona SA	Electric Utilities		11	1,164
	ACS Actividades de Construccion y Servicios SA	Construction & Engineering		133	5,316
	Aena SME SA	Transportation Infrastructure		38	6,960
	Amadeus IT Group SA, A	IT Services		213	15,261
	Banco Bilbao Vizcaya Argentaria SA	Banks		3,534	18,418
	Banco de Sabadell SA	Banks		2,921	2,835
	Banco Santander SA	Banks		8,805	35,867
	Bankia SA	Banks		700	1,322
	Bankinter SA	Banks		350	2,211
	CaixaBank SA	Banks		1,938	5,092
	Cellnex Telecom SA	Diversified Telecommunication Services		112	4,628
	Corporacion Financiera Alba SA	Diversified Financial Services		10	487
	Corporacion Mapfre SA	Insurance		505	1,360
	EDP Renovaveis SA	Independent Power and Renewable Electricity Producers		103	1,111
	Enagas SA	Gas Utilities		114	2,642
	Endesa SA	Electric Utilities		168	4,421
	Ferrovial SA	Construction & Engineering		251	7,254
	Fomento de Construcciones y Contratas SA	Construction & Engineering		33	378
	Grifols SA	Biotechnology		181	5,336
	Iberdrola SA	Electric Utilities		3,170	32,956
	Industria de Diseno Textil SA	Specialty Retail		560	17,339
	Inmobiliaria Colonial SA	Equity Real Estate Investment Trusts (REITs	)	175	2,112
	Merlin Properties Socimi SA	Equity Real Estate Investment Trusts (REITs	)	169	2,360
	Naturgy Energy Group SA	Gas Utilities		167	4,431
	Red Electrica Corp. SA	Electric Utilities		235	4,774
	Repsol SA	Oil, Gas & Consumable Fuels		718	11,225
	Siemens Gamesa Renewable Energy SA	Electrical Equipment		113	1,534

franklintempleton.com	Semiannual Report	199

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin FTSE Europe Hedged ETF (continued)

		Industry	Shares	Value
	Common Stocks and Other Equity Interests (continued)
	Spain (continued)
	Telefonica SA	Diversified Telecommunication Services	2,422	$18,486
	Zardoya Otis SA	Machinery	112	761

				218,041

	Sweden 4.0%
	Alfa Laval AB	Machinery	166	3,280
	Assa Abloy AB, B	Building Products	486	10,830
	Atlas Copco AB	Machinery	200	5,427
	Atlas Copco AB, A	Machinery	337	10,392
	Boliden AB	Metals & Mining	149	3,429
	Castellum AB	Real Estate Management & Development	144	3,087
	Electrolux AB, B	Household Durables	126	2,991
	Elekta AB, B	Health Care Equipment & Supplies	196	2,586
	Epiroc AB, A	Machinery	340	3,690
	Epiroc AB, B	Machinery	199	2,058
	Ericsson, B	Communications Equipment	1,604	12,833
	Essity AB, B	Household Products	325	9,497
a	Fastighets AB Balder, B	Real Estate Management & Development	53	2,010
	Hennes & Mauritz AB, B	Specialty Retail	468	9,084
	Hexagon AB, B	Electronic Equipment, Instruments & Components	133	6,420
	Husqvarna AB, B	Household Durables	217	1,653
	ICA Gruppen AB	Food & Staples Retailing	40	1,850
	Industrivarden AB, A	Diversified Financial Services	121	2,725
	Industrivarden AB, C	Diversified Financial Services	95	2,082
	Investment AB Latour, B	Industrial Conglomerates	63	830
	Investor AB, A	Diversified Financial Services	70	3,370
	Investor AB, B	Diversified Financial Services	245	11,988
	Kinnevik AB, B	Diversified Financial Services	133	3,502
	L E Lundbergforetagen AB, B	Diversified Financial Services	40	1,507
	Lundin Petroleum AB	Oil, Gas & Consumable Fuels	91	2,733
	Nibe Industrier AB	Building Products	167	2,121
	Saab AB, B	Aerospace & Defense	48	1,380
	Sandvik AB	Machinery	582	9,077
	Securitas AB, B	Commercial Services & Supplies	157	2,408
	Skandinaviska Enskilda Banken AB, A	Banks	756	6,957
	Skandinaviska Enskilda Banken AB, C	Banks	12	112
	Skanska AB, B	Construction & Engineering	195	3,955
	SKF AB, B	Machinery	203	3,359
	Svenska Cellulosa AB, A	Paper & Forest Products	12	112
	Svenska Cellulosa AB, B	Paper & Forest Products	321	2,866
	Svenska Handelsbanken AB, A	Banks	763	7,153
	Svenska Handelsbanken AB, B	Banks	18	170
	Swedbank AB, A	Banks	527	7,595
	Swedish Match AB	Tobacco	88	3,644
a	Swedish Orphan Biovitrum AB	Biotechnology	103	1,580
	Tele2 AB, B	Wireless Telecommunication Services	290	4,321
	Telefonaktiebolaget LM Ericsson, A	Communications Equipment	19	152
	Telia Co. AB	Diversified Telecommunication Services	1,418	6,356
	Trelleborg AB, B	Machinery	121	1,700
	Volvo AB, B	Machinery	794	11,164

				196,036

	Switzerland 14.9%
	ABB Ltd.	Electrical Equipment	951	18,702
	Adecco Group AG	Professional Services	81	4,486
a	Alcon Inc.	Health Care Equipment & Supplies	243	14,183
	Baloise Holding AG	Insurance	26	4,662
	Banque Cantonale Vaudoise	Banks	2	1,532

200	Semiannual Report	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin FTSE Europe Hedged ETF (continued)

	Industry	Shares	Value
Common Stocks and Other Equity Interests (continued)
Switzerland (continued)
Barry Callebaut AG	Food Products	1	$2,064
Chocoladefabriken Lindt & Spruengli AG	Food Products	1	7,391
Clariant AG	Chemicals	112	2,182
Coca-Cola HBC AG	Beverages	103	3,373
Compagnie Financiere Richemont SA	Textiles, Apparel & Luxury Goods	271	19,899
Credit Suisse Group AG	Capital Markets	1,338	16,417
DKSH Holding AG	Professional Services	18	899
Dufry AG	Specialty Retail	16	1,340
EMS-Chemie Holding AG	Chemicals	4	2,493
Flughafen Zurich AG	Transportation Infrastructure	10	1,853
Geberit AG	Building Products	19	9,081
Georg Fischer AG	Machinery	2	1,734
Givaudan AG	Chemicals	5	13,960
Glencore PLC	Metals & Mining	5,963	17,985
Helvetia Holding AG	Insurance	19	2,624
Julius Baer Group Ltd.	Capital Markets	119	5,277
Kuehne + Nagel International AG	Marine	27	3,980
LafargeHolcim Ltd., B	Construction Materials	267	13,153
Logitech International SA	Technology Hardware, Storage & Peripherals	76	3,085
Lonza Group AG	Life Sciences Tools & Services	40	13,535
Nestle SA	Food Products	1,546	167,879
Novartis AG	Pharmaceuticals	1,152	99,979
OC Oerlikon Corp. AG	Machinery	103	1,034
Pargesa Holding SA, B	Diversified Financial Services	20	1,539
Partners Group Holding AG	Capital Markets	9	6,912
PSP Swiss Property AG	Real Estate Management & Development	23	2,923
Roche Holding AG	Pharmaceuticals	15	4,344
Roche Holding AG	Pharmaceuticals	372	108,356
Schindler Holding AG	Machinery	11	2,456
Schindler Holding AG, PC	Machinery	21	4,701
SGS SA	Professional Services	3	7,443
Sika AG	Chemicals	74	10,835
Sonova Holding AG	Health Care Equipment & Supplies	29	6,747
STMicroelectronics NV	Semiconductors & Semiconductor Equipment	339	6,553
Straumann Holding AG	Health Care Equipment & Supplies	5	4,091
Sulzer AG	Machinery	10	984
Swatch Group AG	Textiles, Apparel & Luxury Goods	15	3,985
Swatch Group AG	Textiles, Apparel & Luxury Goods	24	1,207
Swiss Life Holding AG	Insurance	18	8,612
Swiss Prime Site AG	Real Estate Management & Development	40	3,917
Swiss Re AG	Insurance	147	15,347
Swisscom AG	Diversified Telecommunication Services	14	6,912
Temenos AG	Software	31	5,192
UBS Group AG	Capital Markets	1,841	20,918
Vifor Pharma AG	Pharmaceuticals	24	3,838
Zurich Insurance Group AG	Insurance	78	29,881

			722,475

United Arab Emirates 0.0%†
NMC Health PLC	Health Care Providers & Services	48	1,603

United Kingdom 25.8%
3i Group PLC	Capital Markets	509	7,317
Admiral Group PLC	Insurance	113	2,949
Anglo American PLC	Metals & Mining	672	15,495
Antofagasta PLC	Metals & Mining	179	1,983
Ashmore Group PLC	Capital Markets	192	1,197
Ashtead Group PLC	Trading Companies & Distributors	249	6,947
Associated British Foods PLC	Food Products	187	5,307

franklintempleton.com	Semiannual Report	201

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin FTSE Europe Hedged ETF (continued)

		Industry		Shares	Value
	Common Stocks and Other Equity Interests (continued)
	United Kingdom (continued)
	AstraZeneca PLC	Pharmaceuticals		703	$62,902
	Auto Trader Group PLC	Interactive Media & Services		473	2,973
	Aveva Group PLC	Software		36	1,641
	Aviva PLC	Insurance		2,071	10,190
	B&M European Value Retail SA	Multiline Retail		466	2,179
	Babcock International Group PLC	Commercial Services & Supplies		132	908
	BAE Systems PLC	Aerospace & Defense		1,726	12,124
	Barclays PLC	Banks		9,204	17,058
	Barratt Developments PLC	Household Durables		545	4,352
	Bellway PLC	Household Durables		64	2,639
	BHP Group PLC	Metals & Mining		1,108	23,654
	BP PLC	Oil, Gas & Consumable Fuels		10,674	67,846
	British American Tobacco PLC	Tobacco		1,223	45,326
	British Land Co. PLC	Equity Real Estate Investment Trusts (REITs	)	489	3,524
	BT Group PLC	Diversified Telecommunication Services		4,608	10,141
	Bunzl PLC	Trading Companies & Distributors		174	4,556
	Burberry Group PLC	Textiles, Apparel & Luxury Goods		219	5,867
	Centrica PLC	Multi-Utilities		2,949	2,680
	Cineworld Group PLC	Entertainment		531	1,492
	CNH Industrial NV	Machinery		535	5,448
a	Cobham PLC	Aerospace & Defense		1,261	2,437
	Compass Group PLC	Hotels, Restaurants & Leisure		852	21,975
	ConvaTec Group PLC	Health Care Equipment & Supplies		758	1,637
	Croda International PLC	Chemicals		66	3,953
	CYBG PLC	Banks		641	908
	DCC PLC	Industrial Conglomerates		52	4,547
	Derwent London PLC	Equity Real Estate Investment Trusts (REITs	)	53	2,201
	Diageo PLC	Beverages		1,252	51,423
	Direct Line Insurance Group PLC	Insurance		708	2,619
	DS Smith PLC	Containers & Packaging		675	2,998
	easyJet PLC	Airlines		95	1,346
	Experian PLC	Professional Services		485	15,533
	Ferguson PLC	Trading Companies & Distributors		124	9,083
	Fiat Chrysler Automobiles NV	Automobiles		591	7,649
	Fresnillo PLC	Metals & Mining		93	783
	G4S PLC	Commercial Services & Supplies		828	1,930
	GlaxoSmithKline PLC	Pharmaceuticals		2,625	56,434
	GVC Holdings PLC	Hotels, Restaurants & Leisure		322	2,950
	Halma PLC	Electronic Equipment, Instruments & Components		207	5,028
	Hargreaves Lansdown PLC	Capital Markets		142	3,638
	Hikma Pharmaceuticals PLC	Pharmaceuticals		73	1,979
	Hiscox Ltd.	Insurance		153	3,130
	Howden Joinery Group PLC	Trading Companies & Distributors		318	2,196
	HSBC Holdings PLC	Banks		10,825	83,319
	IMI PLC	Machinery		136	1,609
	Imperial Brands PLC	Tobacco		509	11,467
	Inchcape PLC	Distributors		212	1,650
	Informa PLC	Media		667	7,003
	InterContinental Hotels Group PLC	Hotels, Restaurants & Leisure		96	6,004
	International Consolidated Airlines Group SA	Airlines		361	2,113
	Intertek Group PLC	Professional Services		85	5,738
	ITV PLC	Media		1,936	3,004
	J Sainsbury PLC	Food & Staples Retailing		905	2,451
	JD Sports Fashion PLC	Specialty Retail		190	1,759
	John Wood Group PLC	Energy Equipment & Services		364	1,704
	Johnson Matthey PLC	Chemicals		100	3,767
a	Just Eat PLC	Internet & Direct Marketing Retail		305	2,511
	Kingfisher PLC	Specialty Retail		1,174	2,992

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STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin FTSE Europe Hedged ETF (continued)

		Industry		Shares	Value
	Common Stocks and Other Equity Interests (continued)
	United Kingdom (continued)
	Land Securities Group PLC	Equity Real Estate Investment Trusts (REITs	)	387	$4,084
	Legal & General Group PLC	Insurance		3,210	9,826
	Lloyds Banking Group PLC	Banks		37,578	25,062
	London Stock Exchange Group PLC	Capital Markets		168	15,129
	Marks & Spencer Group PLC	Multiline Retail		1,027	2,334
	Meggitt PLC	Aerospace & Defense		428	3,349
	Melrose Industries PLC	Electrical Equipment		2,620	6,509
	Merlin Entertainments PLC	Hotels, Restaurants & Leisure		394	2,197
	Micro Focus International PLC	Software		177	2,480
	Mondi PLC	Paper & Forest Products		257	4,934
	National Grid PLC	Multi-Utilities		1,865	20,268
	Next PLC	Multiline Retail		69	5,260
a	Ocado Group PLC	Internet & Direct Marketing Retail		242	3,944
	Pearson PLC	Media		425	3,865
	Pennon Group PLC	Water Utilities		218	2,222
	Persimmon PLC	Household Durables		164	4,385
	Phoenix Group Holdings PLC	Insurance		264	2,249
	Prudential PLC	Insurance		1,386	25,192
	Quilter PLC	Capital Markets		989	1,662
	Reckitt Benckiser Group PLC	Household Products		337	26,346
	RELX PLC	Professional Services		1,009	24,029
	Renishaw PLC	Electronic Equipment, Instruments & Components		19	858
	Rentokil Initial PLC	Commercial Services & Supplies		989	5,701
	Rightmove PLC	Interactive Media & Services		487	3,304
	Rolls-Royce Holdings PLC	Aerospace & Defense		898	8,769
	Royal Bank of Scotland Group PLC	Banks		2,390	6,114
	Royal Dutch Shell PLC, A	Oil, Gas & Consumable Fuels		2,296	67,452
	Royal Dutch Shell PLC, B	Oil, Gas & Consumable Fuels		2,007	59,258
	RSA Insurance Group PLC	Insurance		554	3,647
	Schroders PLC	Capital Markets		59	2,236
	Segro PLC	Equity Real Estate Investment Trusts (REITs	)	587	5,865
	Severn Trent PLC	Water Utilities		123	3,282
	Smith & Nephew PLC	Health Care Equipment & Supplies		467	11,274
	Smiths Group PLC	Industrial Conglomerates		216	4,179
	Spirax-Sarco Engineering PLC	Machinery		39	3,770
	SSE PLC	Electric Utilities		549	8,426
	St. James’s Place Capital PLC	Capital Markets		286	3,452
	Standard Chartered PLC	Banks		1,406	11,855
	Standard Life Aberdeen PLC	Capital Markets		1,281	4,512
	Subsea 7 SA	Energy Equipment & Services		125	1,293
	Tate & Lyle PLC	Food Products		250	2,267
	Taylor Wimpey PLC	Household Durables		1,801	3,584
	TechnipFMC PLC	Energy Equipment & Services		246	5,903
	Tesco PLC	Food & Staples Retailing		5,182	15,390
	The Berkeley Group Holdings PLC	Household Durables		62	3,193
	The Sage Group PLC	Software		581	4,950
	Travis Perkins PLC	Trading Companies & Distributors		142	2,259
	Unilever NV, IDR	Personal Products		776	46,657
	Unilever PLC	Personal Products		581	35,011
	United Utilities Group PLC	Water Utilities		357	3,633
	Vodafone Group PLC	Wireless Telecommunication Services		14,411	28,769
	Weir Group PLC	Machinery		138	2,424
	Whitbread PLC	Hotels, Restaurants & Leisure		70	3,704
	William Morrison Supermarkets PLC	Food & Staples Retailing		1,240	3,061
	WPP PLC	Media		651	8,167

					1,251,708

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STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin FTSE Europe Hedged ETF (continued)

		Industry	Shares	Value
	Common Stocks and Other Equity Interests (continued)
	United States 0.1%
	Carnival PLC	Hotels, Restaurants & Leisure	85	$3,530

	Total Common Stocks and Other Equity Interests (Cost $5,395,371)			4,720,986

	Preferred Stocks 0.8%
	Germany 0.8%
d	Bayerische Motoren Werke AG, 6.909%, pfd.	Automobiles	34	1,889
d	Fuchs Petrolub SE, 2.757%, pfd.	Chemicals	40	1,503
d	Henkel AG & Co. KGaA, 2.037%, pfd.	Household Products	93	9,206
d	Porsche Automobil Holding SE, 3.702%, pfd.	Automobiles	80	5,207
d	Sartorius AG, 0.370%, pfd.	Health Care Equipment & Supplies	19	3,467
d	Volkswagen AG, 3.114%, pfd.	Automobiles	97	16,503

	Total Preferred Stocks (Cost $48,688)			37,775

	Short Term Investments (Cost $41,913) 0.8%
	United States 0.8%
e,f	Institutional Fiduciary Trust Portfolio, 1.71%	Money Market Funds	41,913	41,913

	Total Investments (Cost $5,485,972) 98.9%			4,800,674
	Other Assets, less Liabilities 1.1%			51,945

	Net Assets 100.0%			$4,852,619

See Abbreviations on page 322.

†Rounds to less than 0.1% of net assets.

aNon-income producing.

bSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Fund’s Board of Trustees. At September 30, 2019, the aggregate value of these securities was $19,725, representing 0.4% of net assets.

cSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Fund’s Board of Trustees. At September 30, 2019, the aggregate value of these securities was $5,647, representing 0.1% of net assets.

dVariable rate security. The rate shown represents the yield at period end.

eSee Note 4(a) regarding investments in affiliated management investment companies.

fThe rate shown is the annualized seven-day effective yield at period end.

At September 30, 2019 the Fund had the following forward exchange contracts outstanding. See Note 1(c).

Forward Exchange Contracts

Currency	Counterparty[a]	Type	Quantity	Contract Amount	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Exchange Contracts
Danish Krone	BOFA	Buy	902,885	$131,829	10/02/19	$7	$—
Danish Krone	BOFA	Sell	902,885	133,667	10/02/19	1,831	—
Euro	HSBK	Buy	707,130	770,899	10/02/19	14	—
Euro	UBSW	Buy	707,130	770,898	10/02/19	15	—
Euro	BOFA	Buy	707,130	770,890	10/02/19	22	—
Euro	BOFA	Sell	707,130	780,490	10/02/19	9,577	—
Euro	UBSW	Sell	707,130	780,486	10/02/19	9,573	—
Euro	HSBK	Sell	707,130	780,485	10/02/19	9,572	—
Great British Pound	BOFA	Buy	1,019,640	1,256,466	10/02/19	36	—
Great British Pound	BOFA	Sell	1,019,640	1,243,423	10/02/19	—	(13,078)
Norwegian Krone	BOFA	Buy	483,385	53,204	10/02/19	—	(3)
Norwegian Krone	BOFA	Sell	483,385	53,120	10/02/19	—	(81)
Polish Zloty	BOFA	Buy	95,405	23,795	10/02/19	2	—
Polish Zloty	BOFA	Sell	95,405	24,034	10/02/19	237	—

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STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin FTSE Europe Hedged ETF (continued)

Forward Exchange Contracts (continued)

Currency	Counterparty[a]	Type	Quantity	Contract Amount	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Exchange Contracts (continued)
Swedish Krona	BOFA	Buy	1,874,170	$190,607	10/02/19	$9	$—
Swedish Krona	BOFA	Sell	1,874,170	191,480	10/02/19	864	—
Swiss Franc	MSCO	Buy	699,970	701,953	10/02/19	18	—
Swiss Franc	MSCO	Sell	699,970	709,315	10/02/19	7,345	—
Danish Krone	BOFA	Sell	919,000	134,536	11/04/19	—	(11)
Euro	HSBK	Sell	740,333	809,059	11/04/19	—	(44)
Euro	UBSW	Sell	740,333	809,057	11/04/19	—	(46)
Euro	BOFA	Sell	740,333	809,093	11/04/19	—	(10)
Great British Pound	BOFA	Sell	1,052,100	1,298,205	11/04/19	—	(23)
Norwegian Krone	BOFA	Sell	496,600	54,691	11/04/19	3	—
Polish Zloty	BOFA	Sell	101,700	25,376	11/04/19	—	(3)
Swedish Krona	BOFA	Sell	1,960,800	199,844	11/04/19	—	(13)
Swiss Franc	MSCO	Sell	704,000	707,966	11/04/19	30	—

Total Forward Exchange Contracts						$39,155	$(13,312)

Net unrealized appreciation (depreciation)							$25,843

aMay be comprised of multiple contracts with the same counterparty, currency and settlement date.

At September 30, 2019, the Fund had the following futures contracts outstanding. See Note 1(c).

Futures Contracts

Description	Type	Number of Contracts	Notional Amount*	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Equity Contracts
EURO STOXX 50 Index	Long	2	$77,513	12/20/19	$1,240

*As of period end.

See Note 7 regarding other derivative information.

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FRANKLIN TEMPLETON ETF TRUST

Financial Highlights

Franklin FTSE France ETF

	Six Months Ended September 30, 2019 (unaudited)	Year Ended March 31,
		2019	2018[a]

Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$23.86	$25.33	$25.32

Income from investment operations[b]:

Net investment income[c]	0.56	0.70	0.08

Net realized and unrealized gains (losses)	0.75	(1.48)	(0.01)

Total from investment operations	1.31	(0.78)	0.07

Less distributions from net investment income	(0.28)	(0.69)	(0.06)

Net asset value, end of period	$24.89	$23.86	$25.33

Total return[d]	5.52%	(3.07)%	0.26%

Ratios to average net assets[e]

Total expenses	0.09%	0.09%	0.09%

Net investment income	4.60%	2.90%	0.78%

Supplemental data

Net assets, end of period (000’s)	$3,733	$2,386	$2,533

Portfolio turnover rate[f]	1.50%	5.80%	1.90%

Portfolio turnover rate excluding portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely or in part for cash[f,g]	1.50%	—%	—%

aFor the period November 2, 2017 (commencement of operations) to March 31, 2018.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return is not annualized for periods less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.

eRatios are annualized for periods less than one year.

fPortfolio turnover rate excludes the value of portfolio securities received or delivered as a result of processing capital share transactions in Creation Units, if any.

gEffective September 30, 2019.

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FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, September 30, 2019 (unaudited)

Franklin FTSE France ETF

		Industry		Shares	Value
	Common Stocks 100.0%
	France 97.4%
	Accor SA	Hotels, Restaurants & Leisure		462	$19,265
	Aeroports de Paris SA	Transportation Infrastructure		69	12,277
a	Air France-KLM	Airlines		471	4,930
	Air Liquide SA	Chemicals		1,026	146,082
	Airbus SE	Aerospace & Defense		1,341	174,265
b	ALD SA, 144A	Road & Rail		198	2,828
	Alstom SA	Machinery		447	18,533
	Amundi SA	Capital Markets		138	9,629
	Arkema SA	Chemicals		174	16,223
	Atos SE	IT Services		231	16,289
	AXA SA	Insurance		4,680	119,543
	Biomerieux	Health Care Equipment & Supplies		102	8,440
	BNP Paribas SA	Banks		2,637	128,420
	Bollore	Air Freight & Logistics		2,394	9,923
	Bouygues SA	Construction & Engineering		507	20,313
	Bureau Veritas SA	Professional Services		672	16,191
	Capgemini SE	IT Services		378	44,548
	Carrefour SA	Food & Staples Retailing		1,398	24,477
	Casino Guichard-Perrachon SA	Food & Staples Retailing		132	6,302
	Cie Generale des Etablissements Michelin SCA	Auto Components		429	47,892
	CNP Assurances	Insurance		390	7,538
	Compagnie de Saint-Gobain	Building Products		1,185	46,508
	Covivio	Equity Real Estate Investment Trusts (REITs	)	114	12,068
	Credit Agricole SA	Banks		2,799	33,993
	Danone SA	Food Products		1,461	128,729
	Dassault Aviation SA	Aerospace & Defense		6	8,490
	Dassault Systemes	Software		321	45,757
	Edenred	Commercial Services & Supplies		594	28,513
	EDF SA	Electric Utilities		1,226	13,727
	Eiffage SA	Construction & Engineering		180	18,666
	Elis SA	Commercial Services & Supplies		459	8,117
	Engie SA	Multi-Utilities		4,038	65,945
	EssilorLuxottica SA	Textiles, Apparel & Luxury Goods		717	103,376
	Eurazeo SE	Diversified Financial Services		114	8,482
	Eutelsat Communications SA	Media		450	8,377
	Faurecia SE	Auto Components		180	8,540
	Gecina SA	Equity Real Estate Investment Trusts (REITs	)	126	19,808
	Getlink SE	Transportation Infrastructure		1,104	16,585
	Hermes International	Textiles, Apparel & Luxury Goods		75	51,839
	ICADE	Equity Real Estate Investment Trusts (REITs	)	78	6,977
	Iliad SA	Diversified Telecommunication Services		57	5,358
	Imerys SA	Construction Materials		90	3,619
	Ingenico Group SA	Electronic Equipment, Instruments & Components		150	14,636
	Ipsen SA	Pharmaceuticals		84	7,976
	JCDecaux SA	Media		177	4,793
	Kering SA	Textiles, Apparel & Luxury Goods		180	91,750
	Klepierre SA	Equity Real Estate Investment Trusts (REITs	)	465	15,796
	L’Oreal SA	Personal Products		588	164,683
	Lagardere SCA	Media		282	6,241
	Legrand SA	Electrical Equipment		651	46,472
	LVMH Moet Hennessy Louis Vuitton SE	Textiles, Apparel & Luxury Goods		606	240,910
	Natixis SA	Capital Markets		2,046	8,487
	Orange SA	Diversified Telecommunication Services		4,668	73,257
	Orpea	Health Care Providers & Services		108	13,199
	Pernod Ricard SA	Beverages		516	91,920
	Peugeot SA	Automobiles		1,326	33,075
	Plastic Omnium SA	Auto Components		135	3,703
	Publicis Groupe	Media		525	25,825
	Remy Cointreau SA	Beverages		60	7,967

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin FTSE France ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	France (continued)
	Renault SA	Automobiles	447	$25,662
	Rexel SA	Trading Companies & Distributors	735	7,867
	Rubis SCA	Gas Utilities	222	12,900
	Safran SA	Aerospace & Defense	804	126,613
	Sanofi	Pharmaceuticals	2,643	245,092
	Sartorius Stedim Biotech	Life Sciences Tools & Services	60	8,399
	Schneider Electric SE	Electrical Equipment	1,281	112,422
	SCOR SE	Insurance	381	15,738
	SEB SA	Household Durables	66	10,023
	Societe BIC SA	Commercial Services & Supplies	63	4,231
	Societe Generale SA	Banks	1,875	51,389
	Sodexo SA	Hotels, Restaurants & Leisure	213	23,918
	Suez	Multi-Utilities	894	14,059
	Teleperformance	Professional Services	141	30,575
	Thales SA	Aerospace & Defense	243	27,949
	Total SA	Oil, Gas & Consumable Fuels	5,886	307,274
a	UbiSoft Entertainment SA	Entertainment	210	15,188
	Valeo SA	Auto Components	579	18,779
	Veolia Environnement SA	Multi-Utilities	1,224	31,038
	Vinci SA	Construction & Engineering	1,134	122,170
	Vivendi SA	Entertainment	1,971	54,106
	Wendel SA	Diversified Financial Services	66	9,109
a,c	Worldline SA, Reg S	IT Services	204	12,877

				3,635,450

	Luxembourg 0.8%
	Eurofins Scientific SE	Life Sciences Tools & Services	27	12,551
	SES SA, IDR	Media	858	15,645

				28,196

	Netherlands 0.3%
c	Euronext NV, Reg S	Capital Markets	150	12,273

	Switzerland 0.8%
	STMicroelectronics NV	Semiconductors & Semiconductor Equipment	1,539	29,748

	United Kingdom 0.7%
	TechnipFMC PLC	Energy Equipment & Services	1,116	26,779

	Total Investments (Cost $3,756,365) 100.0%			3,732,446
	Other Assets, less Liabilities 0.0%†			565

	Net Assets 100.0%			$3,733,011

See Abbreviations on page 322.

†Rounds to less than 0.1% of net assets.

aNon-income producing.

bSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. This security has been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At September 30, 2019, the value of this security was $2,828, representing 0.1% of net assets.

cSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Fund’s Board of Trustees. At September 30, 2019, the aggregate value of these securities was $25,150, representing 0.7% of net assets.

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FRANKLIN TEMPLETON ETF TRUST

Financial Highlights

Franklin FTSE Germany ETF

	Six Months Ended September 30, 2019 (unaudited)	Year Ended March 31,
		2019	2018[a]

Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$20.70	$24.60	$25.55

Income from investment operations[b]:

Net investment income[c]	0.48	0.53	0.05

Net realized and unrealized gains (losses)	0.22	(3.83)	(1.00)

Total from investment operations	0.70	(3.30)	(0.95)

Less distributions from net investment income	(0.48)	(0.60)	—

Net asset value, end of period	$20.92	$20.70	$24.60

Total return[d]	3.35%	(13.72)%	(3.72)%

Ratios to average net assets[e]

Total expenses	0.09%	0.09%	0.09%

Net investment income	4.54%	2.44%	0.52%

Supplemental data

Net assets, end of period (000’s)	$4,185	$4,140	$2,460

Portfolio turnover rate[f]	3.30%	10.75%	1.75%

Portfolio turnover rate excluding portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely or in part for cash[f,g]	3.30%	—%	—%

aFor the period November 2, 2017 (commencement of operations) to March 31, 2018.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return is not annualized for periods less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.

eRatios are annualized for periods less than one year.

fPortfolio turnover rate excludes the value of portfolio securities received or delivered as a result of processing capital share transactions in Creation Units, if any.

gEffective September 30, 2019.

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FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, September 30, 2019 (unaudited)

Franklin FTSE Germany ETF

		Industry	Shares	Value
	Common Stocks 94.2%
	Germany 93.5%
	1&1 Drillisch AG	Wireless Telecommunication Services	160	$4,989
	Adidas AG	Textiles, Apparel & Luxury Goods	672	209,271
	Allianz SE	Insurance	1,452	338,518
	Aroundtown SA	Real Estate Management & Development	3,032	24,804
	Axel Springer SE	Media	152	10,489
	BASF SE	Chemicals	3,144	219,777
	Bayer AG	Pharmaceuticals	3,204	225,962
	Bayerische Motoren Werke AG	Automobiles	1,100	77,458
	Beiersdorf AG	Personal Products	344	40,578
	Brenntag AG	Trading Companies & Distributors	532	25,751
	Carl Zeiss Meditec AG	Health Care Equipment & Supplies	128	14,596
	Commerzbank AG	Banks	3,576	20,748
	Continental AG	Auto Components	372	47,734
	Covestro AG	Chemicals	588	29,103
	Daimler AG	Automobiles	2,948	146,619
a	Delivery Hero SE	Internet & Direct Marketing Retail	376	16,708
	Deutsche Bank AG	Capital Markets	7,012	52,525
	Deutsche Boerse AG	Capital Markets	628	98,178
	Deutsche Lufthansa AG	Airlines	812	12,907
	Deutsche Post AG	Air Freight & Logistics	3,352	111,988
	Deutsche Telekom AG	Diversified Telecommunication Services	11,092	186,152
	Deutsche Wohnen AG	Real Estate Management & Development	1,224	44,689
b	DWS Group GmbH & Co. KGaA, 144A	Capital Markets	120	3,548
	E.ON SE	Multi-Utilities	7,436	72,304
	Evonik Industries AG	Chemicals	572	14,124
	Fielmann AG	Specialty Retail	84	6,186
	Fraport AG Frankfurt Airport Services Worldwide	Transportation Infrastructure	124	10,520
	Fresenius Medical Care AG & Co. KGaA	Health Care Providers & Services	720	48,431
	Fresenius SE and Co. KGaA	Health Care Providers & Services	1,396	65,283
	Fuchs Petrolub SE	Chemicals	120	4,363
	GEA Group AG	Machinery	576	15,554
	Grenkeleasing AG	Consumer Finance	88	7,253
	Hannover Rueck SE	Insurance	204	34,494
	Hapag-Lloyd AG	Marine	92	6,620
	HeidelbergCement AG	Construction Materials	512	37,019
	Hella GmbH & Co. KGaA	Auto Components	156	6,976
	Henkel AG & Co. KGaA	Household Products	348	31,869
	Hochtief AG	Construction & Engineering	68	7,754
	Hugo Boss AG	Textiles, Apparel & Luxury Goods	212	11,360
	Infineon Technologies AG	Semiconductors & Semiconductor Equipment	4,276	76,974
	K+S AG	Chemicals	656	9,093
	KION Group AG	Machinery	244	12,835
	Knorr-Bremse AG	Machinery	164	15,419
	Lanxess AG	Chemicals	284	17,339
	LEG Immobilien AG	Real Estate Management & Development	220	25,184
	Merck KGaA	Pharmaceuticals	444	50,026
	METRO AG	Food & Staples Retailing	576	9,093
	MTU Aero Engines AG	Aerospace & Defense	176	46,779
	Muenchener Rueckversicherungs-Gesellschaft Aktiengesellschaft in Muenchen	Insurance	496	128,372
	Nemetschek AG	Software	188	9,596
	Osram Licht AG	Electrical Equipment	300	13,197
	ProSiebenSat.1 Media SE	Media	700	9,646
	Puma SE	Textiles, Apparel & Luxury Goods	284	21,983
	Rational AG	Machinery	12	8,608
	Rheinmetall AG	Industrial Conglomerates	148	18,725
a,b	Rocket Internet SE, 144A	Internet & Direct Marketing Retail	220	5,684

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin FTSE Germany ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	Germany (continued)
	RWE AG	Multi-Utilities	1,964	$61,430
	SAP SE	Software	3,328	391,409
c	Scout24 AG, Reg S	Interactive Media & Services	368	20,982
	Siemens AG	Industrial Conglomerates	2,600	278,492
	Siemens Healthineers AG	Health Care Equipment & Supplies	452	17,787
	Suedzucker AG	Food Products	268	4,123
	Symrise AG	Chemicals	432	41,991
a	Talanx AG	Insurance	132	5,704
	Telefonica Deutschland Holding AG	Diversified Telecommunication Services	2,308	6,436
	thyssenkrupp AG	Metals & Mining	1,592	22,051
	Uniper SE	Independent Power and Renewable Electricity Producers	672	22,044
	United Internet AG	Diversified Telecommunication Services	396	14,130
	Volkswagen AG	Automobiles	112	19,256
	Vonovia SE	Real Estate Management & Development	1,864	94,596
	Wacker Chemie AG	Chemicals	52	3,418
	Wirecard AG	IT Services	392	62,715
a,b	Zalando SE, 144A	Internet & Direct Marketing Retail	512	23,377

				3,911,696

	Luxembourg 0.1%
	RTL Group SA	Media	132	6,349

	Netherlands 0.6%
a	QIAGEN NV	Life Sciences Tools & Services	756	24,759

	Total Common Stocks (Cost $4,359,835)			3,942,804

	Preferred Stocks 5.8%
	Germany 5.8%
d	Bayerische Motoren Werke AG, 6.909%, pfd.	Automobiles	196	10,887
d	Fuchs Petrolub SE, 2.757%, pfd.	Chemicals	236	8,866
d	Henkel AG & Co. KGaA, 2.037%, pfd.	Household Products	600	59,394
d	Porsche Automobil Holding SE, 3.702%, pfd.	Automobiles	524	34,104
d	Sartorius AG, 0.370%, pfd.	Health Care Equipment & Supplies	116	21,170
d	Volkswagen AG, 3.114%, pfd.	Automobiles	628	106,846

	Total Preferred Stocks (Cost $269,116)			241,267

	Total Investments (Cost $4,628,951) 100.0%			4,184,071
	Other Assets, less Liabilities 0.0%†			477

	Net Assets 100.0%			$4,184,548

See Abbreviations on page 322.

†Rounds to less than 0.1% of net assets.

aNon-income producing.

bSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Fund’s Board of Trustees. At September 30, 2019, the aggregate value of these securities was $32,609, representing 0.8% of net assets.

cSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. This security has been deemed liquid under guidelines approved by the Fund’s Board of Trustees. At September 30, 2019, the value of this security was $20,982, representing 0.5% of net assets.

dVariable rate security. The rate shown represents the yield at period end.

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FRANKLIN TEMPLETON ETF TRUST

Financial Highlights

Franklin FTSE Hong Kong ETF

	Six Months Ended September 30, 2019 (unaudited)	Year Ended March 31,
		2019	2018[a]

Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$26.82	$26.17	$25.30

Income from investment operations[b]:

Net investment income[c]	0.56	0.66	0.16

Net realized and unrealized gains (losses)	(3.38)	0.59	0.78

Total from investment operations	(2.82)	1.25	0.94

Less distributions from net investment income	(0.35)	(0.60)	(0.07)

Net asset value, end of period	$23.65	$26.82	$26.17

Total return[d]	(10.63)%	4.97%	3.70%

Ratios to average net assets[e]

Total expenses	0.09%	0.09%	0.09%

Net investment income	4.31%	2.67%	1.49%

Supplemental data

Net assets, end of period (000’s)	$17,738	$20,118	$7,852

Portfolio turnover rate[f]	2.61%	5.33%	0.93%

Portfolio turnover rate excluding portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely or in part for cash[f,g]	2.61%	—%	—%

aFor the period November 2, 2017 (commencement of operations) to March 31, 2018.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return is not annualized for periods less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.

eRatios are annualized for periods less than one year.

fPortfolio turnover rate excludes the value of portfolio securities received or delivered as a result of processing capital share transactions in Creation Units, if any.

gEffective September 30, 2019.

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FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, September 30, 2019 (unaudited)

Franklin FTSE Hong Kong ETF

		Industry		Shares	Value

	Common Stocks 99.6%
	Cambodia 0.4%
	NagaCorp Ltd.	Hotels, Restaurants & Leisure		50,000	$78,195

	China 10.4%
	AAC Technologies Holdings Inc.	Electronic Equipment, Instruments & Components		22,500	119,110
	China Mengniu Dairy Co. Ltd.	Food Products		90,000	336,952
	China Travel International Investment Hong Kong Ltd.	Hotels, Restaurants & Leisure		80,000	12,450
	Dairy Farm International Holdings Ltd.	Food & Staples Retailing		10,000	63,000
a	FIH Mobile Ltd.	Electronic Equipment, Instruments & Components		100,000	12,246
	Guotai Junan International holdings Ltd.	Capital Markets		105,000	17,814
	Kerry Logistics Network Ltd.	Air Freight & Logistics		20,000	31,992
	Lenovo Group Ltd.	Technology Hardware, Storage & Peripherals		250,000	166,786
	MGM China Holdings Ltd.	Hotels, Restaurants & Leisure		26,000	40,529
	Minth Group Ltd.	Auto Components		23,050	78,064
a	MMG Ltd.	Metals & Mining		80,000	18,879
	Nexteer Automotive Group Ltd.	Auto Components		30,000	24,760
	Sands China Ltd.	Hotels, Restaurants & Leisure		82,000	371,329
a	Semiconductor Manufacturing International Corp.	Semiconductors & Semiconductor Equipment		102,500	128,135
	Shougang Fushan Resources Group Ltd.	Metals & Mining		120,000	24,798
	Shui On Land Ltd.	Real Estate Management & Development		115,000	22,884
	Tingyi Cayman Islands Holding Corp.	Food Products		64,000	90,129
	Towngas China Co. Ltd.	Gas Utilities		35,000	26,252
	Uni-President China Holdings Ltd.	Food Products		40,000	43,167
	Want Want China Holdings Ltd.	Food Products		185,000	147,964
	Xinyi Solar Holdings Ltd.	Semiconductors & Semiconductor Equipment		120,000	71,944

					1,849,184

	Hong Kong 84.3%
	AIA Group Ltd.	Insurance		364,000	3,438,299
	ASM Pacific Technology Ltd.	Semiconductors & Semiconductor Equipment		10,500	128,179
	BOC Hong Kong (Holdings) Ltd.	Banks		122,500	415,657
	Cafe de Coral Holdings Ltd.	Hotels, Restaurants & Leisure		10,000	26,788
	Cathay Pacific Airways Ltd.	Airlines		20,000	25,002
	Champion REIT	Equity Real Estate Investment Trusts (REITs	)	65,000	42,038
	Chow Tai Fook Jewellery Co. Ltd.	Specialty Retail		37,000	30,537
	CK Asset Holdings Ltd.	Real Estate Management & Development		91,500	619,773
	CK Hutchison Holdings Ltd.	Industrial Conglomerates		91,000	803,276
	CK Infrastructure Holdings Ltd.	Electric Utilities		21,000	141,305
	CLP Holdings Ltd.	Electric Utilities		55,500	583,007
	Dah Sing Banking Group Ltd.	Banks		12,000	16,134
	Dah Sing Financial Group	Banks		4,000	14,797
	First Pacific Co. Ltd.	Diversified Financial Services		80,000	30,615
	Haitong International Securities Group Ltd.	Capital Markets		85,000	24,071
	Hang Lung Group Ltd.	Real Estate Management & Development		30,000	74,700
	Hang Lung Properties Ltd.	Real Estate Management & Development		70,000	158,941
	Hang Seng Bank Ltd.	Banks		24,500	528,165
	Henderson Land Development Co. Ltd.	Real Estate Management & Development		44,000	204,863
	Hong Kong and China Gas Co. Ltd.	Gas Utilities		335,000	652,958
	Hong Kong Exchanges and Clearing Ltd.	Capital Markets		42,500	1,246,907
	Hongkong Land Holdings Ltd.	Real Estate Management & Development		39,000	219,180
	Huabao International Holdings Ltd.	Chemicals		30,000	10,983
	Hutchison Telecommunications Hong Kong Holdings Ltd.	Wireless Telecommunication Services		40,000	6,735
	Hysan Development Co. Ltd.	Real Estate Management & Development		20,000	80,618
	Jardine Matheson Holdings Ltd.	Industrial Conglomerates		7,200	385,200
	Jardine Strategic Holdings Ltd.	Industrial Conglomerates		6,100	182,268
	Johnson Electric Holdings Ltd.	Electrical Equipment		12,500	22,387
	Kerry Properties Ltd.	Real Estate Management & Development		20,000	61,612
	Li & Fung Ltd.	Textiles, Apparel & Luxury Goods		190,000	21,571
	Lifestyle International Holdings Ltd.	Multiline Retail		15,000	15,633

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin FTSE Hong Kong ETF (continued)

		Industry		Shares	Value
	Common Stocks (continued)
	Hong Kong (continued)
	Link REIT	Equity Real Estate Investment Trusts (REITs	)	71,500	$788,476
	Melco International Development Ltd.	Hotels, Restaurants & Leisure		25,000	59,443
	MTR Corp. Ltd.	Road & Rail		47,500	266,602
	New World Development Co. Ltd.	Real Estate Management & Development		195,000	253,221
	NWS Holdings Ltd.	Industrial Conglomerates		50,000	77,429
	PCCW Ltd.	Diversified Telecommunication Services		145,000	81,384
	Power Assets Holdings Ltd.	Electric Utilities		46,500	312,298
	Sa Sa International Holdings Ltd.	Specialty Retail		40,000	8,878
	Samsonite International SA	Textiles, Apparel & Luxury Goods		43,500	92,112
	Shangri-La Asia Ltd.	Hotels, Restaurants & Leisure		40,000	40,819
	Shun Tak Holdings Ltd.	Industrial Conglomerates		60,000	23,879
	Sino Land Co. Ltd.	Real Estate Management & Development		110,000	165,293
	Sun Art Retail Group Ltd.	Food & Staples Retailing		75,000	76,154
	Sun Hung Kai Properties Ltd.	Real Estate Management & Development		48,000	690,665
	Swire Pacific Ltd., A	Real Estate Management & Development		17,500	162,847
	Swire Pacific Ltd., B	Real Estate Management & Development		30,000	43,855
	Swire Properties Ltd.	Real Estate Management & Development		36,000	112,968
	Techtronic Industries Co. Ltd.	Machinery		42,500	295,734
	Television Broadcasts Ltd.	Media		10,000	16,302
	The Bank of East Asia Ltd.	Banks		42,000	103,401
	The Wharf Holdings Ltd.	Real Estate Management & Development		40,000	87,252
a	United Energy Group Ltd.	Oil, Gas & Consumable Fuels		250,000	51,343
	Vitasoy International Holdings Ltd.	Food Products		27,000	109,351
	VTech Holdings Ltd.	Communications Equipment		5,500	47,953
b	WH Group Ltd., Reg S	Food Products		285,000	255,211
	Wharf Real Estate Investment Co. Ltd.	Real Estate Management & Development		41,000	223,844
	Wheelock and Co. Ltd.	Real Estate Management & Development		27,800	158,337
	Xinyi Glass Holdings Ltd.	Auto Components		70,000	77,059
	Yue Yuen Industrial Holdings Ltd.	Textiles, Apparel & Luxury Goods		25,000	68,404

					14,962,713

	Italy 0.3%
	Prada SpA	Textiles, Apparel & Luxury Goods		17,500	50,897

	Luxembourg 0.2%
	L’Occitane International SA	Personal Products		15,000	29,849

	Macau 3.5%
	Galaxy Entertainment Group Ltd.	Hotels, Restaurants & Leisure		72,000	447,738
a	Macau Legend Development Ltd.	Hotels, Restaurants & Leisure		55,000	6,104
	SJM Holdings Ltd.	Hotels, Restaurants & Leisure		65,000	61,771
	Wynn Macau Ltd.	Hotels, Restaurants & Leisure		50,000	97,584

					613,197

	Singapore 0.4%
	BOC Aviation Ltd.	Trading Companies & Distributors		7,000	64,603

	Taiwan 0.1%
	FIT Hon Teng Ltd.	Electronic Equipment, Instruments & Components		35,000	14,376

	Total Investments (Cost $18,470,227) 99.6%				17,663,014
	Other Assets, less Liabilities 0.4%				74,810

	Net Assets 100.0%				$17,737,824

See Abbreviations on page 322.

aNon-income producing.

bSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. This security has been deemed liquid under guidelines approved by the Fund’s Board of Trustees. At September 30, 2019, the value of this security was $255,211, representing 1.4% of net assets.

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STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin FTSE Hong Kong ETF (continued)

At September 30, 2019, the Fund had the following futures contracts outstanding. See Note 1(c).

Futures Contracts

Description	Type	Number of Contracts	Notional Amount*	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Equity Contracts
HKG Mini Hang Seng Index	Long	1	$33,293	12/30/19	$(384)
HKG Mini Hang Seng Index	Long	1	33,220	10/30/19	(1,500)

Total Futures Contracts					(1,884)

*As of period end.

See Note 7 regarding other derivative information.

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FRANKLIN TEMPLETON ETF TRUST

Financial Highlights

Franklin FTSE India ETF

	Six Months Ended September 30, 2019 (unaudited)	Year Ended March 31,
		2019	2018[a]

Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$23.36	$22.74	$23.72

Income from investment operations[b]:

Net investment income[c]	0.15	0.29	0.09

Net realized and unrealized gains (losses)	(1.38)	0.53	(1.07)

Total from investment operations	(1.23)	0.82	(0.98)

Less distributions from net investment income	(0.18)	(0.20)	—

Net asset value, end of period	$21.95	$23.36	$22.74

Total return[d]	(5.33)%	3.66%	(4.13)%

Ratios to average net assets[e]

Total expenses	0.19%	0.19%	0.19%

Net investment income	1.33%	1.33%	2.78%

Supplemental data

Net assets, end of period (000’s)	$15,366	$7,007	$2,274

Portfolio turnover rate[f]	3.87%	8.03%	1.59%

Portfolio turnover rate excluding portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely or in part for cash[f,g]	3.84%	0.00%	0.00%

aFor the period February 6, 2018 (commencement of operations) to March 31, 2018.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return is not annualized for periods less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.

eRatios are annualized for periods less than one year.

fPortfolio turnover rate excludes the value of portfolio securities received or delivered as a result of processing capital share transactions in Creation Units, if any.

gEffective September 30, 2019.

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FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, September 30, 2019 (unaudited)

Franklin FTSE India ETF

		Industry		Shares	Value
	Common Stocks 100.1%
	India 100.1%
a	3M India Ltd.	Industrial Conglomerates		56	$16,334
	ABB India Ltd.	Electrical Equipment		1,456	31,133
	ACC Ltd.	Construction Materials		1,316	29,863
	Adani Enterprises Ltd.	Trading Companies & Distributors		7,672	15,789
	Adani Ports And Special Economic Zone Ltd.	Transportation Infrastructure		20,201	117,996
a	Adani Power Ltd.	Independent Power and Renewable Electricity Producers		26,698	24,223
a	Adani Transmissions Ltd.	Electric Utilities		7,868	25,380
a	Aditya Birla Capital Ltd.	Diversified Financial Services		14,868	17,801
	Alkem Laboratories Ltd.	Pharmaceuticals		1,148	30,861
	Ambuja Cements Ltd.	Construction Materials		22,358	64,343
	Ashok Leyland Ltd.	Machinery		33,922	32,884
	Asian Paints Ltd.	Chemicals		8,316	206,777
	AU Small Finance Bank Ltd.	Banks		4,074	37,912
	Aurobindo Pharma Ltd.	Pharmaceuticals		7,672	63,763
a	Avenue Supermarts Ltd.	Food & Staples Retailing		3,388	88,949
	Axis Bank Ltd.	Banks		52,906	511,376
	Bajaj Auto Ltd.	Automobiles		2,506	104,025
	Bajaj Finance Ltd.	Consumer Finance		5,012	286,146
	Bajaj Finserv Ltd.	Insurance		1,106	132,856
	Bajaj Holdings & Investment Ltd.	Diversified Financial Services		770	39,041
	Bandhan Bank Ltd.	Banks		3,402	23,613
a	Bank of Baroda	Banks		22,218	29,172
a	Bank of India	Banks		8,568	7,611
	Berger Paints India Ltd.	Chemicals		6,748	41,401
	Bharat Electronics Ltd.	Aerospace & Defense		17,038	26,037
	Bharat Forge Ltd.	Auto Components		5,390	33,948
	Bharat Heavy Electricals Ltd.	Electrical Equipment		24,346	16,627
	Bharat Petroleum Corp. Ltd.	Oil, Gas & Consumable Fuels		28,882	191,585
	Bharti Airtel Ltd.	Wireless Telecommunication Services		47,324	245,105
	Bharti Infratel Ltd.	Diversified Telecommunication Services		24,808	90,069
	Biocon Ltd.	Biotechnology		8,176	25,721
	Bosch Ltd.	Auto Components		199	39,491
	Britannia Industries Ltd.	Food Products		1,666	69,212
	Cadila Healthcare Ltd.	Pharmaceuticals		7,084	23,320
a	Canara Bank Ltd.	Banks		4,368	11,242
	Castrol India Ltd.	Chemicals		14,126	27,118
	Cholamandalam Investment and Finance Co. Ltd.	Consumer Finance		5,334	23,167
	Cipla Ltd.	Pharmaceuticals		9,310	55,898
	Coal India Ltd.	Oil, Gas & Consumable Fuels		41,944	118,282
	Colgate-Palmolive India Ltd.	Personal Products		1,904	40,406
	Container Corp. of India Ltd.	Road & Rail		6,020	51,371
	Cummins India Ltd.	Machinery		1,946	15,729
	Dabur India Ltd.	Personal Products		15,330	96,747
	Dalmia Bharat Ltd.	Construction Materials		1,302	15,113
	Divi’s Laboratories Ltd.	Life Sciences Tools & Services		2,310	54,288
	DLF Ltd.	Real Estate Management & Development		17,192	37,747
	Dr Reddy’s Laboratories Ltd.	Pharmaceuticals		2,352	89,682
	Eicher Motors Ltd.	Automobiles		392	98,265
	Emami Ltd.	Personal Products		3,122	14,035
	Embassy Office Parks REIT	Equity Real Estate Investment Trusts (REITs	)	3,200	18,131
	Exide Industries Ltd.	Auto Components		5,810	16,003
	Federal Bank Ltd.	Banks		42,462	54,164
a	Future Retail Ltd.	Multiline Retail		5,950	31,971
	GAIL India Ltd.	Gas Utilities		31,724	60,208
	Gillette India Ltd.	Personal Products		224	22,439
	GlaxoSmithKline Consumer Healthcare Ltd.	Food Products		294	35,382

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STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin FTSE India ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	India (continued)
	Glenmark Pharmaceuticals Ltd.	Pharmaceuticals	3,990	$18,301
a	GMR Infrastructure Ltd.	Construction & Engineering	40,544	9,726
	Godrej Consumer Products Ltd.	Personal Products	10,640	103,189
	Godrej Industries Ltd.	Industrial Conglomerates	1,974	11,376
a	Godrej Properties Ltd.	Real Estate Management & Development	1,736	25,444
	Grasim Industries Ltd.	Construction Materials	9,268	95,480
	Gruh Finance Ltd.	Thrifts & Mortgage Finance	8,442	32,085
	Havell’s India Ltd.	Electrical Equipment	6,958	70,524
	HCL Technologies Ltd.	IT Services	15,624	238,233
	HDFC Asset Management Co. Ltd.	Capital Markets	812	32,101
	HDFC Life Insurance Co. Ltd.	Insurance	13,160	111,631
a,b	Hemisphere Properties India Ltd.	Real Estate Management & Development	2,002	4,712
	Hero Motocorp Ltd.	Automobiles	2,828	107,932
	Hindalco Industries Ltd.	Metals & Mining	25,816	69,705
	Hindustan Petroleum Corp. Ltd.	Oil, Gas & Consumable Fuels	17,668	75,216
	Hindustan Unilever Ltd.	Household Products	20,468	572,418
	Hindustan Zinc Ltd.	Metals & Mining	6,874	20,704
	Housing Development Finance Corp. Ltd.	Thrifts & Mortgage Finance	49,728	1,387,278
	ICICI Bank Ltd.	Banks	9,240	56,547
c	ICICI Lombard General Insurance Co. Ltd., Reg S	Insurance	4,606	78,632
c	ICICI Prudential Life Insurance Co. Ltd., Reg S	Insurance	8,820	57,685
a	IDFC First Bank Ltd.	Banks	66,808	37,897
	IDFC Ltd.	Diversified Financial Services	7,504	3,642
	Indiabulls Housing Finance Ltd.	Thrifts & Mortgage Finance	9,464	34,174
	Indian Oil Corp. Ltd.	Oil, Gas & Consumable Fuels	61,264	127,423
	Info Edge India Ltd.	Interactive Media & Services	1,764	50,309
	Infosys Ltd.	IT Services	106,974	1,216,101
c	InterGlobe Aviation Ltd., Reg S	Airlines	2,772	73,913
	ITC Ltd.	Tobacco	85,078	311,950
a	Jindal Steel & Power Ltd.	Metals & Mining	11,662	17,040
	JSW Energy Ltd.	Independent Power and Renewable Electricity Producers	10,976	10,075
	JSW Steel Ltd.	Metals & Mining	33,992	110,295
	Kansai Nerolac Paints Ltd.	Chemicals	3,738	27,689
	L&T Finance Holdings Ltd.	Diversified Financial Services	13,930	16,658
c	Larsen & Toubro Infotech Ltd., Reg S	IT Services	826	17,614
	Larsen & Toubro Ltd.	Construction & Engineering	9,730	202,409
	LIC Housing Finance Ltd.	Thrifts & Mortgage Finance	7,168	38,096
	Lupin Ltd.	Pharmaceuticals	6,412	64,754
	Mahindra & Mahindra Financial Services Ltd.	Consumer Finance	8,512	39,396
	Mahindra & Mahindra Ltd.	Automobiles	16,800	129,706
	Mangalore Refinery and Petrochemicals Ltd.	Oil, Gas & Consumable Fuels	5,600	3,832
	Marico Ltd.	Personal Products	13,104	72,899
	Maruti Suzuki India Ltd.	Automobiles	3,486	330,347
	Motherson Sumi Systems Ltd.	Auto Components	27,300	40,429
	Mphasis Ltd.	IT Services	2,128	28,736
	MRF Ltd.	Auto Components	28	25,006
	Muthoot Finance Ltd.	Consumer Finance	2,758	26,304
	Nestle India Ltd.	Food Products	672	131,706
	NHPC Ltd.	Independent Power and Renewable Electricity Producers	69,734	21,943
	NMDC Ltd.	Metals & Mining	21,406	26,792
	NTPC Ltd.	Independent Power and Renewable Electricity Producers	68,643	113,810
	Oberoi Realty Ltd.	Real Estate Management & Development	2,534	18,150
	Oil & Natural Gas Corp. Ltd.	Oil, Gas & Consumable Fuels	87,290	162,340
	Oil India Ltd.	Oil, Gas & Consumable Fuels	7,546	15,466

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin FTSE India ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	India (continued)
a	Oracle Financial Services Software Ltd.	Software	630	$28,210
	Page Industries Ltd.	Textiles, Apparel & Luxury Goods	140	44,484
	Petronet LNG Ltd.	Oil, Gas & Consumable Fuels	15,246	55,912
	Pidilite Industries Ltd.	Chemicals	3,528	71,873
	Piramal Enterprises Ltd.	Pharmaceuticals	2,660	61,273
a	Power Finance Corp. Ltd.	Diversified Financial Services	18,354	25,743
	Power Grid Corp. of India Ltd.	Electric Utilities	14,602	41,013
a	Punjab National Bank Ltd.	Banks	26,586	23,240
	Rajesh Exports Ltd.	Textiles, Apparel & Luxury Goods	3,976	37,413
c	RBL Bank Ltd., Reg S	Banks	9,100	42,226
	REC Ltd.	Diversified Financial Services	19,068	33,135
	Reliance Industries Ltd.	Oil, Gas & Consumable Fuels	89,768	1,687,533
	SBI Life Insurance Co. Ltd.	Insurance	6,916	82,599
	Shree Cement Ltd.	Construction Materials	238	63,432
	Shriram Transport Finance Co. Ltd.	Consumer Finance	4,858	73,416
	Siemens Ltd.	Industrial Conglomerates	2,478	53,010
a	State Bank of India	Banks	51,590	197,133
	Steel Authority of India Ltd.	Metals & Mining	28,280	13,348
	Sun Pharmaceutical Industries Ltd.	Pharmaceuticals	31,654	173,950
	Sun TV Network Ltd.	Media	2,436	16,248
	Tata Communications Ltd.	Diversified Telecommunication Services	1,852	9,802
	Tata Consultancy Services Ltd.	IT Services	26,026	770,951
a	Tata Motors Ltd.	Automobiles	29,050	48,144
a	Tata Motors Ltd., A	Automobiles	11,200	8,392
	Tata Power Co. Ltd.	Electric Utilities	27,174	23,965
	Tata Steel Ltd.	Metals & Mining	7,826	39,810
	Tech Mahindra Ltd.	IT Services	13,398	135,079
	Titan Co. Ltd.	Textiles, Apparel & Luxury Goods	8,988	161,456
	Torrent Pharmaceuticals Ltd.	Pharmaceuticals	1,162	27,339
	Torrent Power Ltd.	Electric Utilities	3,332	13,517
	TVS Motor Co. Ltd.	Automobiles	3,290	19,591
	UltraTech Cement Ltd.	Construction Materials	3,010	184,385
a	Union Bank of India Ltd.	Banks	10,262	7,646
	United Breweries Ltd.	Beverages	1,932	36,725
a	United Spirits Ltd.	Beverages	8,582	80,772
	UPL Ltd.	Chemicals	15,487	131,982
	Vedanta Ltd.	Metals & Mining	48,188	104,816
a	Vodafone Idea Ltd.	Wireless Telecommunication Services	236,642	20,536
	Voltas Ltd.	Construction & Engineering	2,884	27,654
	Whirlpool of India Ltd.	Household Durables	868	23,117
	Wipro Ltd.	IT Services	41,692	141,074
a	Wockhardt Ltd.	Pharmaceuticals	854	3,090
	Yes Bank Ltd.	Banks	49,476	28,903
	Zee Entertainment Enterprises Ltd.	Media	15,358	57,537

	Total Common Stocks (Cost $15,298,184)			15,385,046

	Corporate Bonds & Notes (Cost $415) 0.0%†
	India 0.0%†
	Britannia Industries Ltd., senior secured note, first lien, 8.00%	Food Products	29,040	418

	Total Investments (Cost $15,298,599) 100.1%			15,385,464
	Other Assets, less Liabilities (0.1)%			(19,683)

	Net Assets 100.0%			$15,365,781

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin FTSE India ETF (continued)

See Abbreviations on page 322.

†Rounds to less than 0.1% of net assets.

aNon-income producing.

bFair valued using significant unobservable inputs. See Note 8 regarding fair value measurements.

cSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Fund’s Board of Trustees. At September 30, 2019, the aggregate value of these securities was $270,070, representing 1.8% of net assets.

At September 30, 2019, the Fund had the following futures contracts outstanding. See Note 1(c).

Futures Contracts

Description	Type	Number of Contracts	Notional Amount*	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Equity Contracts
SGX Nifty 50	Long	1	$23,076	10/31/19	$(351)

*As of period end.

See Note 7 regarding other derivative information.

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FRANKLIN TEMPLETON ETF TRUST

Financial Highlights

Franklin FTSE Italy ETF

	Six Months Ended September 30, 2019 (unaudited)	Year Ended March 31,
		2019	2018[a]

Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$23.13	$26.27	$25.51

Income from investment operations[b]:

Net investment income[c]	0.78	0.46	0.11

Net realized and unrealized gains (losses)	(0.11)	(2.99)	0.70

Total from investment operations	0.67	(2.53)	0.81

Less distributions from net investment income	(0.67)	(0.61)	(0.05)

Net asset value, end of period	$23.13	$23.13	$26.27

Total return[d]	3.01%	(9.67)%	3.19%

Ratios to average net assets[e]

Total expenses	0.09%	0.09%	0.09%

Net investment income	6.78%	2.05%	1.01%

Supplemental data

Net assets, end of period (000’s)	$11,563	$10,410	$2,627

Portfolio turnover rate[f]	6.50%	16.67%	3.09%

Portfolio turnover rate excluding portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely or in part for cash[f,g]	6.50%	—%	—%

aFor the period November 2, 2017 (commencement of operations) to March 31, 2018.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return is not annualized for periods less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.

eRatios are annualized for periods less than one year.

fPortfolio turnover rate excludes the value of portfolio securities received or delivered as a result of processing capital share transactions in Creation Units, if any.

gEffective September 30, 2019.

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FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, September 30, 2019 (unaudited)

Franklin FTSE Italy ETF

		Industry	Shares	Value

	Common Stocks 100.0%
	Italy 91.4%
	A2A SpA	Multi-Utilities	54,490	$100,038
	Amplifon SpA	Health Care Providers & Services	4,200	103,024
	Assicurazioni Generali SpA	Insurance	39,940	774,187
	Atlantia SpA	Transportation Infrastructure	16,500	399,160
	Banca Mediolanum SpA	Diversified Financial Services	10,110	75,941
a	Banco BPM SpA	Banks	53,510	109,323
	Buzzi Unicem SpA	Construction Materials	2,360	54,133
	Buzzi Unicem SpA, di Risp	Construction Materials	1,420	20,559
	Davide Campari-Milano SpA	Beverages	19,530	176,507
	DiaSorin SpA	Health Care Equipment & Supplies	790	91,896
	Enel SpA	Electric Utilities	234,430	1,750,948
	Eni SpA	Oil, Gas & Consumable Fuels	76,300	1,167,380
	Ferrari NV	Automobiles	3,450	532,396
	FinecoBank Banca Fineco SpA	Banks	21,460	227,219
	Hera SpA	Multi-Utilities	28,750	118,039
b	Infrastrutture Wireless Italiane SpA, Reg S	Diversified Telecommunication Services	8,440	87,596
	Intesa Sanpaolo SpA	Banks	457,370	1,084,758
	Italgas Reti SpA	Gas Utilities	13,390	86,448
	Leonardo SpA	Aerospace & Defense	13,630	160,333
a	Mediaset SpA	Media	10,870	32,020
	Mediobanca Banca di Credito Finanziario SpA	Banks	25,680	280,523
	Moncler SpA	Textiles, Apparel & Luxury Goods	6,440	229,583
	Pirelli & C SpA	Auto Components	15,180	89,829
b	Poste Italiane SpA, Reg S	Insurance	16,100	183,070
	Prysmian SpA	Electrical Equipment	8,820	189,427
	Recordati SpA	Pharmaceuticals	3,340	143,320
a	Saipem SpA	Energy Equipment & Services	19,810	89,670
	Salvatore Ferragamo SpA	Textiles, Apparel & Luxury Goods	2,360	43,623
	Snam SpA	Gas Utilities	74,300	375,363
a	Telecom Italia SpA/Milano	Diversified Telecommunication Services	371,800	212,194
	Telecom Italia SpA/Milano, di Risp	Diversified Telecommunication Services	210,750	115,247
	Tenaris SA	Energy Equipment & Services	16,500	175,098
	Terna Rete Elettrica Nazionale SpA	Electric Utilities	49,790	319,933
	UniCredit SpA	Banks	69,070	814,747
	Unione di Banche Italiane SpA	Banks	33,720	94,698
	UnipolSai Assicurazioni SpA	Insurance	20,440	54,372

				10,562,602

	Netherlands 2.1%
	EXOR NV	Diversified Financial Services	3,680	246,654

	United Kingdom 6.5%
	CNH Industrial NV	Machinery	32,480	330,727
	Fiat Chrysler Automobiles NV	Automobiles	32,470	420,254

				750,981

	Total Investments (Cost $10,967,451) 100.0%			11,560,237
	Other Assets, less Liabilities 0.0%†			3,038

	Net Assets 100.0%			$11,563,275

See Abbreviations on page 322.

†Rounds to less than 0.1% of net assets.

aNon-income producing.

bSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Fund’s Board of Trustees. At September 30, 2019, the aggregate value of these securities was $270,666, representing 2.3% of net assets.

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FRANKLIN TEMPLETON ETF TRUST

Financial Highlights

Franklin FTSE Japan ETF

	Six Months Ended September 30, 2019 (unaudited)	Year Ended March 31,
		2019	2018[a]

Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$24.18	$26.69	$25.91

Income from investment operations[b]:

Net investment income[c]	0.22	0.59	0.44

Net realized and unrealized gains (losses)	0.63	(2.76)	0.37

Total from investment operations	0.85	(2.17)	0.81

Less distributions from net investment income	(0.29)	(0.34)	(0.03)

Net asset value, end of period	$24.74	$24.18	$26.69

Total return[d]	3.61%	(8.10)%	3.11%

Ratios to average net assets[e]

Total expenses	0.09%	0.09%	0.09%

Net investment income	1.82%	2.39%	4.07%

Supplemental data

Net assets, end of period (000’s)	$207,857	$290,205	$96,082

Portfolio turnover rate[f]	3.32%	4.35%	0.93%

Portfolio turnover rate excluding portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely or in part for cash[f,g]	3.27%	0.00%	0.00%

aFor the period November 2, 2017 (commencement of operations) to March 31, 2018.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return is not annualized for periods less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.

eRatios are annualized for periods less than one year.

fPortfolio turnover rate excludes the value of portfolio securities received or delivered as a result of processing capital share transactions in Creation Units, if any.

gEffective September 30, 2019.

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FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, September 30, 2019 (unaudited)

Franklin FTSE Japan ETF

	Industry	Shares	Value
Common Stocks 99.1%
Japan 99.1%
ABC-Mart Inc.	Specialty Retail	1,400	$88,994
Acom Co. Ltd.	Consumer Finance	21,000	82,387
Advantest Corp.	Semiconductors & Semiconductor Equipment	11,200	494,842
AEON Co. Ltd.	Food & Staples Retailing	39,200	718,349
AEON Financial Service Co. Ltd.	Consumer Finance	7,000	105,316
AEON Mall Co. Ltd.	Real Estate Management & Development	7,000	110,433
AGC Inc.	Building Products	9,800	303,771
Aica Kogyo Co. Ltd.	Building Products	2,800	82,387
AIN Holdings Inc.	Food & Staples Retailing	1,400	81,480
Air Water Inc.	Chemicals	8,400	150,162
Aisin Seiki Co. Ltd.	Auto Components	9,800	307,851
Ajinomoto Co. Inc.	Food Products	26,600	502,096
Alfresa Holdings Corp.	Health Care Providers & Services	9,800	218,805
Alps Alpine Co. Ltd.	Electronic Equipment, Instruments & Components	11,200	209,025
Amada Holdings Co. Ltd.	Machinery	18,200	196,019
Amano Corp.	Electronic Equipment, Instruments & Components	2,800	85,237
ANA Holdings Inc.	Airlines	5,600	188,299
Anritsu Corp.	Electronic Equipment, Instruments & Components	7,000	137,247
Aozora Bank Ltd.	Banks	5,600	140,006
Ariake Japan Co. Ltd.	Food Products	1,400	109,072
Asahi Group Holdings Ltd.	Beverages	21,000	1,039,556
Asahi Intecc Co. Ltd.	Health Care Equipment & Supplies	11,200	294,003
Asahi Kasei Corp.	Chemicals	70,000	689,151
Asics Corp.	Textiles, Apparel & Luxury Goods	9,800	167,300
ASKUL Corp.	Internet & Direct Marketing Retail	1,400	37,813
Astellas Pharma Inc.	Pharmaceuticals	105,000	1,494,726
Autobacs Seven Co. Ltd.	Specialty Retail	2,800	45,805
Azbil Corp.	Electronic Equipment, Instruments & Components	7,000	187,120
Bandai Namco Holdings Inc.	Leisure Products	11,200	697,442
Benefit One Inc.	Professional Services	2,800	52,904
Benesse Holdings Inc.	Diversified Consumer Services	4,200	109,047
BIC CAMERA Inc.	Specialty Retail	8,400	88,372
Bridgestone Corp.	Auto Components	33,600	1,300,786
Brother Industries Ltd.	Technology Hardware, Storage & Peripherals	12,600	228,042
Calbee Inc.	Food Products	4,200	130,576
CANON Inc.	Technology Hardware, Storage & Peripherals	56,000	1,493,592
Canon Marketing Japan Inc.	Electronic Equipment, Instruments & Components	2,800	59,433
Capcom Co. Ltd.	Entertainment	5,600	148,349
Casio Computer Co. Ltd.	Household Durables	12,600	195,281
Central Japan Railway Co.	Road & Rail	10,000	2,055,980
Chubu Electric Power Co. Inc.	Electric Utilities	37,800	547,370
Chugai Pharmaceutical Co. Ltd.	Pharmaceuticals	12,600	979,320
Chuo Mitsui Trust Holdings Inc.	Banks	21,000	757,030
Citizen Watch Co. Ltd.	Electronic Equipment, Instruments & Components	15,400	75,237
Coca-Cola Bottlers Japan Holdings Inc.	Beverages	8,400	188,403
COMSYS Holdings Corp.	Construction & Engineering	7,000	198,196
Concordia Financial Group Ltd.	Banks	65,800	252,058
Cosmo Energy Holdings Co. Ltd.	Oil, Gas & Consumable Fuels	4,200	86,468
Cosmos Pharmaceutical Corp.	Food & Staples Retailing	500	97,849
Credit Saison Co. Ltd.	Consumer Finance	8,400	112,622
CyberAgent Inc.	Media	5,600	215,036
Dai Nippon Printing Co. Ltd.	Commercial Services & Supplies	16,800	433,854
Daicel Corp.	Chemicals	15,400	130,097
Daido Steel Co. Ltd.	Metals & Mining	1,400	54,860
Daifuku Co. Ltd.	Machinery	5,600	288,614
Daiichi Sankyo Co. Ltd.	Pharmaceuticals	35,000	2,203,470
Daiichikosho Co. Ltd.	Entertainment	2,800	129,281

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin FTSE Japan ETF (continued)

	Industry	Shares	Value
Common Stocks (continued)
Japan (continued)
Daikin Industries Ltd.	Building Products	14,600	$1,915,596
Daishi Hokuetsu Financial Group Inc.	Banks	2,800	70,418
Daito Trust Construction Co. Ltd.	Real Estate Management & Development	3,708	473,814
Daiwa House Industry Co. Ltd.	Real Estate Management & Development	36,400	1,180,832
Daiwa Securities Group Inc.	Capital Markets	84,000	374,162
DeNA Co. Ltd.	Entertainment	5,600	98,813
Denka Co. Ltd.	Chemicals	4,200	115,459
Denso Corp.	Auto Components	25,200	1,107,331
Dentsu Inc.	Media	12,600	443,609
DIC Corp.	Chemicals	4,200	116,508
Disco Corp.	Semiconductors & Semiconductor Equipment	1,567	296,653
DMG Mori Co. Ltd.	Machinery	5,600	79,330
Dowa Holdings Co. Ltd.	Metals & Mining	2,800	95,600
East Japan Railway Co.	Road & Rail	20,400	1,946,093
EBARA Corp.	Machinery	5,600	149,074
Eisai Co. Ltd.	Pharmaceuticals	14,000	711,302
Electric Power Development Co. Ltd.	Independent Power and Renewable Electricity Producers	9,800	223,521
Ezaki Glico Co. Ltd.	Food Products	2,800	116,197
FamilyMart Co. Ltd.	Food & Staples Retailing	12,600	306,970
Fancl Corp.	Personal Products	4,200	111,650
FANUC Corp.	Machinery	11,200	2,107,870
Fast Retailing Co. Ltd.	Specialty Retail	2,800	1,663,548
FP Corp.	Containers & Packaging	1,400	87,310
Fuji Electric Co. Ltd.	Electrical Equipment	7,000	214,064
Fuji Media Holdings Inc.	Media	2,800	36,038
Fuji Oil Holdings Inc.	Food Products	2,800	81,092
Fuji Seal International Inc.	Containers & Packaging	2,800	70,703
FUJIFILM Holdings Corp.	Technology Hardware, Storage & Peripherals	19,600	859,625
Fujikura Ltd.	Electrical Equipment	15,400	58,992
Fujitsu General Ltd.	Household Durables	2,800	46,608
Fujitsu Ltd.	IT Services	11,200	896,933
Fukuoka Financial Group Inc.	Banks	8,400	158,634
Fukuyama Transporting Co. Ltd.	Road & Rail	1,400	49,096
Furukawa Electric Co. Ltd.	Electrical Equipment	2,800	67,335
Fuyo General Lease Co. Ltd.	Diversified Financial Services	1,400	83,942
Glory Ltd.	Machinery	2,800	78,501
GMO Internet Inc.	IT Services	2,800	48,085
GMO Payment Gateway Inc.	IT Services	2,500	167,245
Goldwin Inc.	Textiles, Apparel & Luxury Goods	2,000	171,362
GS Yuasa Corp.	Electrical Equipment	4,200	72,555
GungHo Online Entertainment Inc.	Entertainment	2,250	51,006
Gunma Bank Ltd.	Banks	23,800	77,076
H2O Retailing Corp.	Multiline Retail	4,200	45,896
Hachijuni Bank Ltd.	Banks	23,800	96,896
Hakuhodo DY Holdings Inc.	Media	14,000	202,211
Hamamatsu Photonics K.K.	Electronic Equipment, Instruments & Components	7,000	259,727
Hankyu Hanshin Holdings Inc.	Road & Rail	12,600	485,579
Haseko Corp.	Household Durables	15,400	179,257
Heiwa Corp.	Leisure Products	2,800	57,645
Hikari Tsushin Inc.	Specialty Retail	1,400	302,864
Hino Motors Ltd.	Machinery	15,400	126,819
Hirose Electric Co. Ltd.	Electronic Equipment, Instruments & Components	1,800	220,514
HIS Co. Ltd.	Hotels, Restaurants & Leisure	1,400	34,755
Hisamitsu Pharmaceutical Co. Inc.	Pharmaceuticals	4,200	183,622
Hitachi Capital Corp.	Consumer Finance	2,800	56,868
Hitachi Chemical Co. Ltd.	Chemicals	5,600	182,651
Hitachi Construction Machinery Co. Ltd.	Machinery	5,600	134,980

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin FTSE Japan ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	Japan (continued)
	Hitachi High-Technologies Corp.	Electronic Equipment, Instruments & Components	4,200	$242,498
	Hitachi Ltd.	Electronic Equipment, Instruments & Components	51,800	1,928,211
	Hitachi Metals Ltd.	Metals & Mining	11,200	120,835
	Hitachi Transport System Ltd.	Road & Rail	2,800	81,869
	Hokkaido Electric Power Co. Inc.	Electric Utilities	9,800	51,596
	Hokugin Financial Group Inc.	Banks	7,000	67,684
a	Hokuriku Electric Power Co.	Electric Utilities	9,800	65,832
	Honda Motor Co. Ltd.	Automobiles	96,600	2,501,366
	HORIBA Ltd.	Electronic Equipment, Instruments & Components	2,800	161,666
	Hoshizaki Corp.	Machinery	2,800	219,958
	House Foods Group Inc.	Food Products	4,200	157,002
	Hoya Corp.	Health Care Equipment & Supplies	21,000	1,713,616
	Ibiden Co. Ltd.	Electronic Equipment, Instruments & Components	5,600	112,700
	Ichigo Inc.	Real Estate Management & Development	9,800	39,445
	Idemitsu Kosan Co. Ltd.	Oil, Gas & Consumable Fuels	12,600	356,169
	IHI Corp.	Machinery	7,000	152,080
	Iida Group Holdings Co. Ltd.	Household Durables	8,400	136,638
	INPEX Corp.	Oil, Gas & Consumable Fuels	51,800	475,031
	Isetan Mitsukoshi Holdings Ltd.	Multiline Retail	19,600	156,328
	Isuzu Motors Ltd.	Automobiles	29,400	323,856
	Ito En Ltd.	Beverages	2,800	131,871
	ITOCHU Corp.	Trading Companies & Distributors	77,000	1,589,517
	ITOCHU Techno-Solutions Corp.	IT Services	5,600	148,297
	Itoham Yonekyu Holdings Inc.	Food Products	8,400	52,697
	Izumi Co. Ltd.	Multiline Retail	2,800	109,591
	J Front Retailing Co. Ltd.	Multiline Retail	14,000	163,738
	Japan Airlines Co. Ltd.	Airlines	7,000	208,041
	Japan Airport Terminal Co. Ltd.	Transportation Infrastructure	2,800	121,249
	Japan Aviatn Elect	Electronic Equipment, Instruments & Components	1,400	19,833
	Japan Exchange Group Inc.	Capital Markets	29,400	462,185
	Japan Petroleum Exploration Co. Ltd.	Oil, Gas & Consumable Fuels	1,400	35,481
	Japan Post Bank Co. Ltd.	Banks	22,400	217,005
	Japan Post Holdings Co. Ltd.	Insurance	74,200	683,127
	Japan Post Insurance Co. Ltd.	Insurance	11,200	168,920
	Japan Tobacco Inc.	Tobacco	65,800	1,440,507
	JFE Holdings Inc.	Metals & Mining	28,000	336,803
	JGC Holdings Corp.	Construction & Engineering	12,600	164,736
	JSR Corp.	Chemicals	11,200	179,179
	JTEKT Corp.	Machinery	12,600	144,450
	Justsystems Corp.	Software	1,400	52,982
	JXTG Holdings Inc.	Oil, Gas & Consumable Fuels	172,200	784,560
	K’s Holdings Corp.	Specialty Retail	11,200	121,871
	Kagome Co. Ltd.	Food Products	4,200	106,054
	Kajima Corp.	Construction & Engineering	25,200	330,404
	Kakaku.com Inc.	Interactive Media & Services	7,000	172,158
	Kaken Pharmaceutical Co. Ltd.	Pharmaceuticals	1,400	64,899
	Kamigumi Co. Ltd.	Transportation Infrastructure	5,600	126,845
	Kandenko Co. Ltd.	Construction & Engineering	5,600	50,054
	Kaneka Corp.	Chemicals	2,800	87,180
	Kansai Electric Power Co. Inc.	Electric Utilities	40,600	453,991
	Kansai Mirai Financial Group Inc	Banks	8,400	52,774
	Kansai Paint Co. Ltd.	Chemicals	11,200	260,219
	KAO Corp.	Personal Products	26,354	1,946,892
	Kawasaki Heavy Industries Ltd.	Machinery	8,400	185,915
a	Kawasaki Kisen Kaisha Ltd.	Marine	4,200	48,849
	KDDI Corp.	Wireless Telecommunication Services	96,600	2,525,052
	Keihan Holdings Co. Ltd.	Industrial Conglomerates	5,600	248,975
	Keikyu Corp.	Road & Rail	14,000	271,386

226	Semiannual Report	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin FTSE Japan ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	Japan (continued)
	Keio Corp.	Road & Rail	7,000	$435,901
	Keisei Electric Railway Co. Ltd.	Road & Rail	8,400	345,482
	Kewpie Corp.	Food Products	5,600	130,731
	Keyence Corp.	Electronic Equipment, Instruments & Components	5,026	3,111,167
	Kikkoman Corp.	Food Products	9,800	467,897
	Kinden Corp.	Construction & Engineering	7,000	103,826
	Kintetsu Group Holdings Co. Ltd.	Road & Rail	9,800	510,516
	Kirin Holdings Co. Ltd.	Beverages	44,800	948,438
	Kissei Pharmaceutical Co. Ltd.	Pharmaceuticals	1,400	33,693
	Kobayashi Pharmaceutical Co. Ltd.	Personal Products	3,500	266,204
	Kobe Bussan Co Ltd	Food & Staples Retailing	800	38,788
	Kobe Steel Ltd.	Metals & Mining	16,800	89,538
	Koei Tecmo Holdings Co. Ltd.	Entertainment	2,800	60,806
	Koito Manufacturing Co. Ltd.	Auto Components	7,000	341,985
	Kokuyo Co. Ltd.	Commercial Services & Supplies	4,200	58,604
	Komatsu Ltd.	Machinery	50,400	1,154,198
	Konami Holdings Corp.	Entertainment	5,600	270,479
	Konica Minolta Inc.	Technology Hardware, Storage & Peripherals	25,200	175,345
	KOSE Corp.	Personal Products	1,400	236,410
	Kubota Corp.	Machinery	61,600	931,623
	Kuraray Co. Ltd.	Chemicals	19,600	240,659
	Kurita Water Industries Ltd.	Machinery	5,600	149,903
	Kusuri No Aoki Holdings Co. Ltd.	Food & Staples Retailing	1,000	68,101
	Kyocera Corp.	Electronic Equipment, Instruments & Components	16,800	1,042,276
	Kyoritsu Maintenance Co. Ltd.	Hotels, Restaurants & Leisure	1,400	59,912
	Kyowa Exeo Corp.	Construction & Engineering	5,600	135,758
	Kyowa Kirin Co. Ltd.	Pharmaceuticals	14,000	271,774
	Kyudenko Corp.	Construction & Engineering	2,800	93,269
	Kyushu Electric Power Co. Inc.	Electric Utilities	25,200	237,835
	Kyushu Financial Group Inc.	Banks	22,400	91,196
	Kyushu Railway Co.	Road & Rail	8,400	267,759
	Lawson Inc.	Food & Staples Retailing	2,800	143,271
a	Line Corp.	Interactive Media & Services	2,800	100,134
	LINTEC Corp.	Chemicals	2,800	55,365
	Lion Corp.	Household Products	14,000	276,049
	LIXIL Group Corp.	Building Products	14,000	246,125
	M3 Inc.	Health Care Technology	23,800	573,006
	Mabuchi Motor Co. Ltd.	Electrical Equipment	2,800	104,279
	Maeda Corp.	Construction & Engineering	7,000	61,013
	Maeda Road Construction Co. Ltd.	Construction & Engineering	2,800	60,884
	Makita Corp.	Machinery	14,000	440,435
	Mani Inc.	Health Care Equipment & Supplies	2,800	73,604
	Marubeni Corp.	Trading Companies & Distributors	85,400	567,121
	Maruha Nichiro Corp.	Food Products	1,400	35,287
	Marui Group Co. Ltd.	Multiline Retail	11,200	236,488
	Maruichi Steel Tube Ltd.	Metals & Mining	4,200	110,873
	Matsui Securities Co. Ltd.	Capital Markets	7,000	58,811
	Matsumotokiyoshi Holdings Co. Ltd.	Food & Staples Retailing	4,200	153,699
	Mazda Motor Corp.	Automobiles	32,200	285,875
	Mebuki Financial Group Inc.	Banks	57,400	141,276
	Medipal Holdings Corp.	Health Care Providers & Services	8,400	187,003
	Megmilk Snow Brand Co. Ltd.	Food Products	2,800	67,387
	Meiji Holdings Co. Ltd.	Food Products	7,000	510,386
	Minebea Mitsumi Inc.	Machinery	22,400	354,628
	Miraca Holdings Inc.	Health Care Providers & Services	2,800	63,785
	MISUMI Group Inc.	Machinery	15,400	362,361
	Mitsubishi Chemical Holdings Corp.	Chemicals	72,800	518,744
	Mitsubishi Corp.	Trading Companies & Distributors	71,400	1,751,389

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STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin FTSE Japan ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	Japan (continued)
	Mitsubishi Electric Corp.	Electrical Equipment	109,200	$1,447,412
	Mitsubishi Estate Co. Ltd.	Real Estate Management & Development	65,800	1,268,815
	Mitsubishi Gas Chemical Co. Inc.	Chemicals	9,800	130,757
	Mitsubishi Heavy Industries Ltd.	Machinery	15,400	603,033
	Mitsubishi Logistics Corp.	Transportation Infrastructure	4,200	106,754
	Mitsubishi Materials Corp.	Metals & Mining	7,000	188,804
	Mitsubishi Motors Corp.	Automobiles	35,000	151,885
	Mitsubishi Shokuhin Co. Ltd.	Food & Staples Retailing	1,400	35,040
	Mitsubishi Tanabe Pharma Corp.	Pharmaceuticals	12,600	138,154
	Mitsubishi UFJ Financial Group Inc.	Banks	694,400	3,523,562
	Mitsubishi UFJ Lease & Finance Co. Ltd.	Diversified Financial Services	25,200	145,499
	Mitsui & Co. Ltd.	Trading Companies & Distributors	93,800	1,534,475
	Mitsui Chemicals Inc.	Chemicals	9,800	219,077
	Mitsui Fudosan Co. Ltd.	Real Estate Management & Development	51,800	1,284,036
	Mitsui Mining and Smelting Co. Ltd.	Metals & Mining	2,800	66,143
	Mitsui O.S.K. Lines Ltd.	Marine	5,600	141,457
	Miura Co. Ltd.	Machinery	5,600	155,966
	Mizuho Financial Group Inc.	Banks	1,409,800	2,160,193
	Mochida Pharmaceutical Co. Ltd.	Pharmaceuticals	1,400	53,500
	Monotaro Co. Ltd.	Trading Companies & Distributors	7,000	183,040
	Morinaga & Co. Ltd.	Food Products	2,800	136,017
	Morinaga Milk Industry Co. Ltd.	Food Products	2,800	106,741
	MS&AD Insurance Group Holdings Inc.	Insurance	26,600	861,439
	Murata Manufacturing Co. Ltd.	Electronic Equipment, Instruments & Components	32,200	1,544,825
	Nabtesco Corp.	Machinery	7,000	216,655
	Nagase & Co. Ltd.	Trading Companies & Distributors	5,600	78,035
	Nagoya Railroad Co. Ltd.	Road & Rail	11,200	334,731
	Nankai Electric Railway Co. Ltd.	Road & Rail	5,600	141,716
	NEC Corp.	Technology Hardware, Storage & Peripherals	14,000	590,701
	Net One Systems Co. Ltd.	IT Services	4,200	113,205
a	Nexon Co. Ltd.	Entertainment	22,400	271,722
	NGK Insulators Ltd.	Machinery	15,400	219,298
	NGK Spark Plug Co. Ltd.	Auto Components	11,200	213,274
	NH Foods Ltd.	Food Products	5,600	225,140
	NHK Spring Co. Ltd.	Auto Components	8,400	64,044
	Nichirei Corp.	Food Products	5,600	127,674
	Nidec Corp.	Electrical Equipment	13,000	1,746,565
	Nifco Inc.	Auto Components	4,200	100,303
	Nihon Kohden Corp.	Health Care Equipment & Supplies	4,200	123,387
	Nihon M&A Center Inc.	Professional Services	7,000	196,900
	Nihon Unisys Ltd.	IT Services	4,200	135,239
	Nikon Corp.	Household Durables	19,600	244,467
	Nintendo Co. Ltd.	Entertainment	6,000	2,221,790
	Nippo Corp.	Construction & Engineering	2,800	51,790
	Nippon Electric Glass Co. Ltd.	Electronic Equipment, Instruments & Components	4,200	93,424
	Nippon Express Co. Ltd.	Road & Rail	4,200	214,129
	Nippon Kayaku Co. Ltd.	Chemicals	9,800	116,974
	Nippon Paint Holdings Co. Ltd.	Chemicals	8,400	436,031
	Nippon Paper Industries Co. Ltd.	Paper & Forest Products	5,600	91,144
	Nippon Shinyaku Co. Ltd.	Pharmaceuticals	2,800	235,503
	Nippon Shobukai Co. Ltd.	Chemicals	1,400	79,537
	Nippon Steel Corp.	Metals & Mining	46,200	643,573
	Nippon Telegraph & Telephone Corp.	Diversified Telecommunication Services	35,000	1,669,766
	Nippon Television Holdings Inc.	Media	1,400	17,928
	Nippon Yusen KK	Marine	9,800	163,673
	Nipro Corp.	Health Care Equipment & Supplies	7,000	78,566
	Nishi-Nippon Financial Holdings Inc.	Banks	8,400	58,837
	Nishi-Nippon Railroad Co. Ltd.	Road & Rail	4,200	92,180

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STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin FTSE Japan ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	Japan (continued)
	Nissan Chemical Corp.	Chemicals	7,000	$291,140
	Nissan Motor Co. Ltd.	Automobiles	106,400	663,652
	Nissan Shatai Co. Ltd.	Automobiles	2,800	22,669
	Nisshin Seifun Group Inc.	Food Products	14,000	258,820
	Nisshinbo Holdings Inc.	Industrial Conglomerates	7,000	54,536
	Nissin Foods Holdings Co. Ltd.	Food Products	4,200	303,123
	Nitori Co. Ltd.	Specialty Retail	4,200	614,407
	Nitto Denko Corp.	Chemicals	8,400	404,475
	Noevir Holdings Co. Ltd.	Personal Products	1,400	73,060
	NOF Corp.	Chemicals	4,200	138,154
	NOK Corp.	Auto Components	7,000	103,761
	Nomura Holdings Inc.	Capital Markets	183,400	777,042
	Nomura Real Estate Holdings Inc.	Real Estate Management & Development	7,000	151,173
	Nomura Research Institute Ltd.	IT Services	14,000	278,640
	NS Solutions Corp.	IT Services	1,400	45,663
	NSK Ltd.	Machinery	23,800	200,398
	NTN Corp.	Machinery	21,000	60,236
	NTT Data Corp.	IT Services	35,000	451,446
	NTT DOCOMO Inc.	Wireless Telecommunication Services	64,400	1,640,464
	Obayashi Corp.	Construction & Engineering	37,800	376,339
	OBIC Business Consultants Co. Ltd.	Software	1,400	56,674
	OBIC Co. Ltd.	IT Services	3,900	444,580
	Odakyu Electric Railway Co. Ltd.	Road & Rail	16,800	402,298
	Oji Holdings Corp.	Paper & Forest Products	51,800	241,566
	Okuma Corp.	Machinery	1,400	75,781
	Olympus Corp.	Health Care Equipment & Supplies	61,600	829,883
	Omron Corp.	Electronic Equipment, Instruments & Components	11,200	612,464
	Ono Pharmaceutical Co. Ltd.	Pharmaceuticals	23,800	430,966
	Open House Co. Ltd.	Real Estate Management & Development	2,800	66,687
	Oracle Corp. Japan	Software	1,895	164,295
	Orient Corp.	Consumer Finance	32,200	43,201
	Oriental Land Co. Ltd.	Hotels, Restaurants & Leisure	10,400	1,582,012
	ORIX Corp.	Diversified Financial Services	71,400	1,064,311
	Osaka Gas Co. Ltd.	Gas Utilities	21,000	401,638
	OSG Corp.	Machinery	4,200	86,817
	Otsuka Corp.	IT Services	5,600	223,067
	Otsuka Holdings Co. Ltd.	Pharmaceuticals	23,800	889,678
	Paltac Corp.	Distributors	1,400	68,397
	Pan Pacific International Holdings Corp.	Multiline Retail	28,000	467,638
	Panasonic Corp.	Household Durables	117,600	952,769
	Park24 Co. Ltd.	Commercial Services & Supplies	5,600	129,954
	Penta-Ocean Construction Co. Ltd.	Construction & Engineering	15,400	85,211
a	PeptiDream Inc.	Biotechnology	4,200	199,362
	Persol Holdings Co. Ltd.	Professional Services	9,800	185,164
	Pigeon Corp.	Household Products	5,600	230,840
	Pilot Corp.	Commercial Services & Supplies	1,400	51,816
	Pola Orbis Holdings Inc.	Personal Products	4,200	94,007
	Rakuten Inc.	Internet & Direct Marketing Retail	44,800	441,471
	Recruit Holdings Co. Ltd.	Professional Services	71,400	2,170,904
	Relo Group Inc.	Real Estate Management & Development	5,600	137,208
a	Renesas Electronics Corp.	Semiconductors & Semiconductor Equipment	39,200	254,623
	Rengo Co. Ltd.	Containers & Packaging	11,200	80,625
	Resona Holdings Inc.	Banks	121,800	521,799
	Resorttrust Inc.	Hotels, Restaurants & Leisure	4,200	67,931
	Ricoh Co. Ltd.	Technology Hardware, Storage & Peripherals	37,800	340,314
	Rinnai Corp.	Household Durables	1,400	94,046
	Rohm Co. Ltd.	Semiconductors & Semiconductor Equipment	5,000	381,679
	Rohto Pharmaceutical Co. Ltd.	Personal Products	5,600	152,753

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STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin FTSE Japan ETF (continued)

	Industry	Shares	Value
Common Stocks (continued)
Japan (continued)
Ryohin Keikaku Co. Ltd.	Multiline Retail	14,000	$261,411
Sankyo Co. Ltd.	Leisure Products	2,800	96,248
Sankyu Inc.	Road & Rail	2,800	145,344
Sanrio Co. Ltd.	Specialty Retail	2,800	53,914
Santen Pharmaceutical Co. Ltd.	Pharmaceuticals	19,600	340,586
Sanwa Holdings Corp.	Building Products	11,200	125,187
Sapporo Holdings Ltd.	Beverages	4,200	104,694
Sawai Pharmaceutical Co. Ltd.	Pharmaceuticals	1,400	72,283
SBI Holdings Inc.	Capital Markets	12,600	269,430
SCREEN Holdings Co. Ltd.	Semiconductors & Semiconductor Equipment	2,000	117,881
SCSK Corp.	IT Services	1,400	65,677
Secom Co. Ltd.	Commercial Services & Supplies	11,200	1,021,602
Sega Sammy Holdings Inc.	Leisure Products	11,200	156,691
Seibu Holdings Inc.	Road & Rail	12,600	219,531
Seiko Epson Corp.	Technology Hardware, Storage & Peripherals	15,400	216,590
Seino Holdings Co. Ltd.	Road & Rail	8,400	105,083
Sekisui Chemical Co. Ltd.	Household Durables	19,600	303,408
Sekisui House Ltd.	Household Durables	32,200	633,125
Seven & i Holdings Co. Ltd.	Food & Staples Retailing	43,400	1,659,300
Seven Bank Ltd.	Banks	36,400	99,694
SG Holdings Co. Ltd.	Air Freight & Logistics	11,200	274,106
Sharp Corp.	Household Durables	8,400	92,880
Shikoku Electric Power Co. Inc.	Electric Utilities	8,400	79,201
Shimadzu Corp.	Electronic Equipment, Instruments & Components	15,400	388,723
Shimamura Co. Ltd.	Specialty Retail	1,400	110,886
SHIMANO Inc.	Leisure Products	4,200	632,672
Shimizu Corp.	Construction & Engineering	32,200	291,387
Shin-Etsu Chemical Co. Ltd.	Chemicals	22,400	2,395,966
Shinsei Bank Ltd.	Banks	9,800	142,727
Shionogi & Co. Ltd.	Pharmaceuticals	15,400	854,819
Shiseido Co. Ltd.	Personal Products	21,700	1,732,587
SHO-BOND Holdings Co. Ltd.	Construction & Engineering	2,800	98,191
Shochiku Co. Ltd.	Entertainment	495	64,122
Shoei Co. Ltd.	Real Estate Management & Development	21,000	214,712
Showa Denko K.K.	Chemicals	8,400	219,570
Sky Perfect JSAT Holdings Inc.	Media	7,000	28,304
Skylark Holdings Co. Ltd.	Hotels, Restaurants & Leisure	11,200	203,740
SMC Corp.	Machinery	3,213	1,370,523
Softbank Corp.	Wireless Telecommunication Services	89,600	1,213,735
SoftBank Group Corp.	Wireless Telecommunication Services	91,000	3,570,113
Sohgo Security Services Co. Ltd.	Commercial Services & Supplies	4,200	219,958
Sojitz Corp.	Trading Companies & Distributors	70,000	216,979
Sompo Holdings Inc.	Insurance	19,600	819,183
Sony Corp.	Household Durables	70,000	4,110,941
Sony Financial Holdings Inc.	Insurance	8,400	182,029
Sotetsu Holdings Inc.	Road & Rail	4,200	109,707
Square Enix Holdings Co. Ltd.	Entertainment	4,200	204,025
Stanley Electric Co. Ltd.	Auto Components	8,400	221,979
Subaru Corp.	Automobiles	33,600	945,121
Sugi Pharmacy Co. Ltd.	Food & Staples Retailing	1,400	75,781
Sumco Corp.	Semiconductors & Semiconductor Equipment	12,600	169,049
Sumitomo Bakelite Co. Ltd.	Chemicals	1,400	54,666
Sumitomo Chemical Co. Ltd.	Chemicals	84,000	376,960
Sumitomo Corp.	Trading Companies & Distributors	61,600	962,117
Sumitomo Dainippon Pharma Co. Ltd.	Pharmaceuticals	9,800	160,953
Sumitomo Electric Industries Ltd.	Auto Components	42,000	532,797
Sumitomo Forestry Co. Ltd.	Household Durables	7,000	93,009
Sumitomo Heavy Industries Ltd.	Machinery	7,000	207,263

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin FTSE Japan ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	Japan (continued)
	Sumitomo Metal Mining Co. Ltd.	Metals & Mining	14,000	$433,569
	Sumitomo Mitsui Financial Group Inc.	Banks	72,800	2,488,975
	Sumitomo Osaka Cement Co. Ltd.	Construction Materials	1,400	59,912
	Sumitomo Realty & Development Co. Ltd.	Real Estate Management & Development	21,000	799,195
	Sumitomo Rubber Industries Ltd.	Auto Components	11,200	132,856
	Sundrug Co. Ltd.	Food & Staples Retailing	4,200	132,130
	Suntory Beverage & Food Ltd.	Beverages	7,000	299,237
	Suzuken Co. Ltd.	Health Care Providers & Services	4,200	225,399
	Suzuki Motor Corp.	Automobiles	23,800	1,010,137
	Sysmex Corp.	Health Care Equipment & Supplies	10,400	695,932
	T&D Holdings Inc.	Insurance	30,800	326,310
	Tadano Ltd.	Machinery	5,600	53,319
	Taiheiyo Cement Corp.	Construction Materials	7,000	187,250
	Taisei Corp.	Construction & Engineering	11,200	433,699
	Taisho Pharmaceutical Holdings Co. Ltd.	Pharmaceuticals	2,800	203,377
	Taiyo Nippon Sanso Corp.	Chemicals	8,400	169,671
	Taiyo Yuden Co. Ltd.	Electronic Equipment, Instruments & Components	7,000	170,280
	Takara Bio Inc.	Biotechnology	2,800	57,023
	Takara Holdings Inc.	Beverages	9,800	96,935
	Takashimaya Co. Ltd.	Multiline Retail	7,000	81,545
	Takeda Pharmaceutical Co. Ltd.	Pharmaceuticals	85,400	2,915,808
	TDK Corp.	Electronic Equipment, Instruments & Components	7,000	626,324
	TechnoPro Holdings Inc.	Professional Services	1,400	82,905
	Teijin Ltd.	Chemicals	9,800	188,247
	Terumo Corp.	Health Care Equipment & Supplies	36,400	1,172,075
	The 77 Bank Ltd.	Banks	4,200	62,296
	The Bank of Kyoto Ltd.	Banks	4,200	164,192
	The Chiba Bank Ltd.	Banks	36,400	187,263
	The Chugoku Bank Ltd.	Banks	9,800	92,038
	The Chugoku Electric Power Co. Inc.	Electric Utilities	15,400	197,924
	The Dai-ichi Life Holdings Inc.	Insurance	61,600	928,489
	The Hiroshima Bank Ltd.	Banks	16,800	83,009
	The Iyo Bank Ltd.	Banks	15,400	80,509
	The Japan Steel Works Ltd.	Machinery	2,800	53,785
	The Shiga Bank Ltd.	Banks	2,800	63,604
	The Shizuoka Bank Ltd.	Banks	28,000	208,559
	THK Co. Ltd.	Machinery	7,000	183,493
	TIS Inc.	IT Services	4,200	242,110
	Tobu Railway Co. Ltd.	Road & Rail	11,200	362,711
	Toda Corp.	Construction & Engineering	14,000	80,444
	Toho Co. Ltd.	Entertainment	5,600	245,348
	Toho Gas Co. Ltd.	Gas Utilities	5,600	214,000
	Tohoku Electric Power Co. Inc.	Electric Utilities	25,200	245,763
	Tokai Carbon Co. Ltd.	Chemicals	11,200	112,648
	Tokai Rika Co. Ltd.	Auto Components	2,800	47,308
	Tokio Marine Holdings Inc.	Insurance	36,400	1,946,385
	Tokuyama Corp.	Chemicals	4,200	96,261
	Tokyo Broadcasting System Holdings Inc.	Media	1,400	22,644
	Tokyo Century Corp.	Diversified Financial Services	2,800	129,410
a	Tokyo Electric Power Co. Holdings Inc.	Electric Utilities	86,800	424,864
	Tokyo Electron Ltd.	Semiconductors & Semiconductor Equipment	8,400	1,598,390
	Tokyo Gas Co. Ltd.	Gas Utilities	23,800	599,982
	Tokyo Tatemono Co. Ltd.	Real Estate Management & Development	11,200	157,313
	TOKYU Corp.	Road & Rail	28,000	525,413
	Tokyu Fudosan Holdings Corp.	Real Estate Management & Development	33,600	214,207
	Topcon Corp.	Electronic Equipment, Instruments & Components	5,600	74,252
	Toppan Printing Co. Ltd.	Commercial Services & Supplies	14,000	247,680
	Toray Industries Inc.	Chemicals	85,400	633,813

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin FTSE Japan ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	Japan (continued)
	Toshiba Corp.	Industrial Conglomerates	28,000	$854,962
	Toshiba Plant Systems & Services Corp.	Construction & Engineering	2,800	46,686
	Tosoh Corp.	Chemicals	15,400	203,481
	TOTO Ltd.	Building Products	8,400	314,393
	Toyo Seikan Group Holdings Ltd.	Containers & Packaging	8,400	130,265
	Toyo Suisan Kaisha Ltd.	Food Products	5,600	224,363
	Toyo Tire Corp.	Auto Components	5,600	70,780
	Toyobo Co. Ltd.	Chemicals	5,600	73,423
	Toyoda Gosei Co. Ltd.	Auto Components	4,200	84,058
	Toyota Boshoku Corp.	Auto Components	4,200	58,720
	Toyota Industries Corp.	Auto Components	8,400	481,888
	Toyota Motor Corp.	Automobiles	138,600	9,254,107
	Toyota Tsusho Corp.	Trading Companies & Distributors	12,600	406,301
	Trend Micro Inc.	Software	7,000	332,917
	TS TECH Co. Ltd.	Auto Components	2,800	84,978
	Tsumura & Co.	Pharmaceuticals	4,200	112,311
	Tsuruha Holdings Inc.	Food & Staples Retailing	2,000	217,812
	TV Asahi Holdings Corp.	Media	1,400	21,957
	Ube Industries Ltd.	Chemicals	5,600	112,907
	Ulvac Inc.	Semiconductors & Semiconductor Equipment	2,800	112,440
	Unicharm Corp.	Household Products	21,000	664,539
	Ushio Inc.	Electrical Equipment	7,000	98,839
	USS Co. Ltd.	Specialty Retail	12,600	244,480
	Wacoal Corp.	Textiles, Apparel & Luxury Goods	2,800	71,946
	Welcia Holdings Co. Ltd.	Food & Staples Retailing	2,800	140,939
	West Japan Railway Co.	Road & Rail	9,800	827,979
	Yakult Honsha Co. Ltd.	Food Products	7,000	391,210
	Yamada Denki Co. Ltd.	Specialty Retail	44,800	216,798
	Yamaguchi Financial Group Inc.	Banks	12,600	86,507
	Yamaha Corp.	Leisure Products	8,400	376,960
	Yamaha Motor Co. Ltd.	Automobiles	15,400	279,003
	Yamato Holdings Co. Ltd.	Air Freight & Logistics	19,600	294,884
	Yamato Kogyo Co. Ltd.	Metals & Mining	1,400	34,717
	Yamazaki Baking Co. Ltd.	Food Products	7,000	124,876
	Yaoko Co. Ltd.	Food & Staples Retailing	1,400	62,568
	YASKAWA Electric Corp.	Electronic Equipment, Instruments & Components	14,000	513,625
	Yokogawa Electric Corp.	Electronic Equipment, Instruments & Components	14,000	256,100
	Yokohama Rubber Co. Ltd.	Auto Components	5,600	111,974
	Z Holdings Corp.	Interactive Media & Services	147,000	413,491
	Zenkoku Hosho Co. Ltd.	Diversified Financial Services	2,800	108,943
	Zensho Holdings Co. Ltd.	Hotels, Restaurants & Leisure	5,600	120,731
	Zeon Corp.	Chemicals	8,400	102,362
	Zozo Inc.	Internet & Direct Marketing Retail	9,800	225,969

	Total Investments before Short Term Investments (Cost $232,856,638)			205,943,393

	Short Term Investments (Cost $64,467) 0.0%†
	United States 0.0%†
b,c	Institutional Fiduciary Trust Portfolio, 2.05%		64,467	64,467

	Total Investments (Cost $232,921,105) 99.1%			206,007,860
	Other Assets, less Liabilities 0.9%			1,849,455

	Net Assets 100.0%			$207,857,315

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STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin FTSE Japan ETF (continued)

See Abbreviations on page 322.

†Rounds to less than 0.1% of net assets.

aNon-income producing.

bSee Note 4(a) regarding investments in affiliated management investment companies.

cThe rate shown is the annualized seven-day effective yield at period end.

At September 30, 2019, the Fund had the following futures contracts outstanding. See Note 1(c).

Futures Contracts

Description	Type	Number of Contracts	Notional Amount*	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Equity Contracts
Nikkei 225 Mini	Long	70	$1,409,391	12/12/19	$(6,935)
Nikkei 225 Mini	Long	7	140,907	10/10/19	3,426

Total Futures Contracts					(3,509)

*As of period end.

See Note 7 regarding other derivative information.

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FRANKLIN TEMPLETON ETF TRUST

Financial Highlights

Franklin FTSE Japan Hedged ETF

	Six Months Ended September 30, 2019 (unaudited)	Year Ended March 31,
		2019	2018[a]

Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$23.12	$25.11	$25.91

Income from investment operations[b]:

Net investment income[c]	0.14	0.38	0.32

Net realized and unrealized gains (losses)	0.35	(1.11)	(1.11)

Total from investment operations	0.49	(0.73)	(0.79)

Less distributions from:

Net investment income	—	(0.01)	(0.01)

Net realized gains	—	(1.25)	— [d]

Total distributions	—	(1.26)	(0.01)

Net asset value, end of period	$23.61	$23.12	$25.11

Total return[e]	2.16%	(2.59)%	(3.04)%

Ratios to average net assets[f]

Total expenses	0.09%	0.09%	0.09%

Net investment income	1.25%	1.51%	3.10%

Supplemental data

Net assets, end of period (000’s)	$4,723	$13,870	$45,197

Portfolio turnover rate[g]	6.19%	19.78%	1.92%

Portfolio turnover rate excluding portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely or in part for cash[g,h]	6.19%	0.00%	0.00%

aFor the period November 2, 2017 (commencement of operations) to March 31, 2018.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dAmount rounds to less than $0.001 per share.

eTotal return is not annualized for periods less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.

fRatios are annualized for periods less than one year, except for non-recurring expenses, if any.

gPortfolio turnover rate excludes the value of portfolio securities received or delivered as a result of processing capital share transactions in Creation Units, if any.

hEffective September 30, 2019.

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FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, September 30, 2019 (unaudited)

Franklin FTSE Japan Hedged ETF

	Industry	Shares	Value
Common Stocks 98.8%
Japan 98.8%
ABC-Mart Inc.	Specialty Retail	34	$2,161
Acom Co. Ltd.	Consumer Finance	668	2,621
Advantest Corp.	Semiconductors & Semiconductor Equipment	250	11,046
AEON Co. Ltd.	Food & Staples Retailing	868	15,906
AEON Financial Service Co. Ltd.	Consumer Finance	134	2,016
AEON Mall Co. Ltd.	Real Estate Management & Development	168	2,650
AGC Inc.	Building Products	234	7,253
Aica Kogyo Co. Ltd.	Building Products	68	2,001
AIN Holdings Inc.	Food & Staples Retailing	34	1,979
Air Water Inc.	Chemicals	200	3,575
Aisin Seiki Co. Ltd.	Auto Components	214	6,722
Ajinomoto Co. Inc.	Food Products	614	11,590
Alfresa Holdings Corp.	Health Care Providers & Services	200	4,465
Alps Alpine Co. Ltd.	Electronic Equipment, Instruments & Components	268	5,002
Amada Holdings Co. Ltd.	Machinery	434	4,674
Amano Corp.	Electronic Equipment, Instruments & Components	100	3,044
ANA Holdings Inc.	Airlines	142	4,775
Anritsu Corp.	Electronic Equipment, Instruments & Components	200	3,921
Aozora Bank Ltd.	Banks	168	4,200
Ariake Japan Co. Ltd.	Food Products	24	1,870
Asahi Group Holdings Ltd.	Beverages	481	23,811
Asahi Intecc Co. Ltd.	Health Care Equipment & Supplies	200	5,250
Asahi Kasei Corp.	Chemicals	1,561	15,368
Asics Corp.	Textiles, Apparel & Luxury Goods	200	3,414
ASKUL Corp.	Internet & Direct Marketing Retail	34	918
Astellas Pharma Inc.	Pharmaceuticals	2,300	32,742
Autobacs Seven Co. Ltd.	Specialty Retail	68	1,112
Azbil Corp.	Electronic Equipment, Instruments & Components	168	4,491
Bandai Namco Holdings Inc.	Leisure Products	245	15,257
Benefit One Inc.	Professional Services	68	1,285
Benesse Holdings Inc.	Diversified Consumer Services	100	2,596
BIC CAMERA Inc.	Specialty Retail	168	1,767
Bridgestone Corp.	Auto Components	746	28,881
Brother Industries Ltd.	Technology Hardware, Storage & Peripherals	300	5,430
Calbee Inc.	Food Products	100	3,109
CANON Inc.	Technology Hardware, Storage & Peripherals	1,300	34,673
Canon Marketing Japan Inc.	Electronic Equipment, Instruments & Components	68	1,443
Capcom Co. Ltd.	Entertainment	113	2,993
Casio Computer Co. Ltd.	Household Durables	268	4,154
Central Japan Railway Co.	Road & Rail	228	46,876
Chubu Electric Power Co. Inc.	Electric Utilities	885	12,815
Chugai Pharmaceutical Co. Ltd.	Pharmaceuticals	273	21,219
Chuo Mitsui Trust Holdings Inc.	Banks	468	16,871
Citizen Watch Co. Ltd.	Electronic Equipment, Instruments & Components	434	2,120
Coca-Cola Bottlers Japan Holdings Inc.	Beverages	168	3,768
COMSYS Holdings Corp.	Construction & Engineering	134	3,794
Concordia Financial Group Ltd.	Banks	1,568	6,006
Cosmo Energy Holdings Co. Ltd.	Oil, Gas & Consumable Fuels	80	1,647
Cosmos Pharmaceutical Corp.	Food & Staples Retailing	11	2,153
Credit Saison Co. Ltd.	Consumer Finance	200	2,681
CyberAgent Inc.	Media	124	4,762
Dai Nippon Printing Co. Ltd.	Commercial Services & Supplies	368	9,503
Daicel Corp.	Chemicals	268	2,264
Daido Steel Co. Ltd.	Metals & Mining	42	1,646
Daifuku Co. Ltd.	Machinery	120	6,185
Daiichi Sankyo Co. Ltd.	Pharmaceuticals	808	50,869
Daiichikosho Co. Ltd.	Entertainment	34	1,570

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin FTSE Japan Hedged ETF (continued)

	Industry	Shares	Value
Common Stocks (continued)
Japan (continued)
Daikin Industries Ltd.	Building Products	326	$42,773
Daishi Hokuetsu Financial Group Inc.	Banks	34	855
Daito Trust Construction Co. Ltd.	Real Estate Management & Development	86	10,989
Daiwa House Industry Co. Ltd.	Real Estate Management & Development	818	26,536
Daiwa Securities Group Inc.	Capital Markets	2,034	9,060
DeNA Co. Ltd.	Entertainment	134	2,364
Denka Co. Ltd.	Chemicals	100	2,749
Denso Corp.	Auto Components	574	25,223
Dentsu Inc.	Media	275	9,682
DIC Corp.	Chemicals	100	2,774
Disco Corp.	Semiconductors & Semiconductor Equipment	34	6,437
DMG Mori Co. Ltd.	Machinery	134	1,898
Dowa Holdings Co. Ltd.	Metals & Mining	68	2,322
East Japan Railway Co.	Road & Rail	447	42,642
EBARA Corp.	Machinery	134	3,567
Eisai Co. Ltd.	Pharmaceuticals	332	16,868
Electric Power Development Co. Ltd.	Independent Power and Renewable Electricity Producers	200	4,562
Ezaki Glico Co. Ltd.	Food Products	68	2,822
FamilyMart Co. Ltd.	Food & Staples Retailing	286	6,968
Fancl Corp.	Personal Products	83	2,206
FANUC Corp.	Machinery	257	48,368
Fast Retailing Co. Ltd.	Specialty Retail	65	38,618
FP Corp.	Containers & Packaging	34	2,120
Fuji Electric Co. Ltd.	Electrical Equipment	168	5,138
Fuji Media Holdings Inc.	Media	68	875
Fuji Oil Holdings Inc.	Food Products	68	1,969
Fuji Seal International Inc.	Containers & Packaging	68	1,717
FUJIFILM Holdings Corp.	Technology Hardware, Storage & Peripherals	456	19,999
Fujikura Ltd.	Electrical Equipment	534	2,046
Fujitsu General Ltd.	Household Durables	68	1,132
Fujitsu Ltd.	IT Services	240	19,220
Fukuoka Financial Group Inc.	Banks	200	3,777
Fukuyama Transporting Co. Ltd.	Road & Rail	34	1,192
Furukawa Electric Co. Ltd.	Electrical Equipment	78	1,876
Fuyo General Lease Co. Ltd.	Diversified Financial Services	25	1,499
Glory Ltd.	Machinery	68	1,906
GMO Internet Inc.	IT Services	100	1,717
GMO Payment Gateway Inc.	IT Services	52	3,479
Goldwin Inc.	Textiles, Apparel & Luxury Goods	44	3,770
GS Yuasa Corp.	Electrical Equipment	100	1,728
GungHo Online Entertainment Inc.	Entertainment	50	1,133
Gunma Bank Ltd.	Banks	734	2,377
H2O Retailing Corp.	Multiline Retail	100	1,093
Hachijuni Bank Ltd.	Banks	568	2,312
Hakuhodo DY Holdings Inc.	Media	300	4,333
Hamamatsu Photonics K.K.	Electronic Equipment, Instruments & Components	168	6,233
Hankyu Hanshin Holdings Inc.	Road & Rail	275	10,598
Haseko Corp.	Household Durables	268	3,120
Heiwa Corp.	Leisure Products	68	1,400
Hikari Tsushin Inc.	Specialty Retail	29	6,274
Hino Motors Ltd.	Machinery	368	3,030
Hirose Electric Co. Ltd.	Electronic Equipment, Instruments & Components	42	5,145
HIS Co. Ltd.	Hotels, Restaurants & Leisure	34	844
Hisamitsu Pharmaceutical Co. Inc.	Pharmaceuticals	100	4,372
Hitachi Capital Corp.	Consumer Finance	68	1,381
Hitachi Chemical Co. Ltd.	Chemicals	134	4,371
Hitachi Construction Machinery Co. Ltd.	Machinery	134	3,230

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin FTSE Japan Hedged ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	Japan (continued)
	Hitachi High-Technologies Corp.	Electronic Equipment, Instruments & Components	80	$4,619
	Hitachi Ltd.	Electronic Equipment, Instruments & Components	1,168	43,478
	Hitachi Metals Ltd.	Metals & Mining	268	2,891
	Hitachi Transport System Ltd.	Road & Rail	52	1,520
	Hokkaido Electric Power Co. Inc.	Electric Utilities	134	705
	Hokugin Financial Group Inc.	Banks	134	1,296
a	Hokuriku Electric Power Co.	Electric Utilities	200	1,344
	Honda Motor Co. Ltd.	Automobiles	2,206	57,122
	HORIBA Ltd.	Electronic Equipment, Instruments & Components	46	2,656
	Hoshizaki Corp.	Machinery	68	5,342
	House Foods Group Inc.	Food Products	100	3,738
	Hoya Corp.	Health Care Equipment & Supplies	459	37,455
	Ibiden Co. Ltd.	Electronic Equipment, Instruments & Components	134	2,697
	Ichigo Inc.	Real Estate Management & Development	400	1,610
	Idemitsu Kosan Co. Ltd.	Oil, Gas & Consumable Fuels	297	8,395
	IHI Corp.	Machinery	168	3,650
	Iida Group Holdings Co. Ltd.	Household Durables	168	2,733
	INPEX Corp.	Oil, Gas & Consumable Fuels	1,160	10,638
	Isetan Mitsukoshi Holdings Ltd.	Multiline Retail	334	2,664
	Isuzu Motors Ltd.	Automobiles	634	6,984
	Ito En Ltd.	Beverages	68	3,203
	ITOCHU Corp.	Trading Companies & Distributors	1,738	35,878
	ITOCHU Techno-Solutions Corp.	IT Services	100	2,648
	Itoham Yonekyu Holdings Inc.	Food Products	68	427
	Izumi Co. Ltd.	Multiline Retail	52	2,035
	J Front Retailing Co. Ltd.	Multiline Retail	300	3,509
	Japan Airlines Co. Ltd.	Airlines	146	4,339
	Japan Airport Terminal Co. Ltd.	Transportation Infrastructure	68	2,945
	Japan Aviatn Elect	Electronic Equipment, Instruments & Components	68	963
	Japan Exchange Group Inc.	Capital Markets	668	10,501
	Japan Petroleum Exploration Co. Ltd.	Oil, Gas & Consumable Fuels	34	862
	Japan Post Bank Co. Ltd.	Banks	525	5,086
	Japan Post Holdings Co. Ltd.	Insurance	1,734	15,964
	Japan Post Insurance Co. Ltd.	Insurance	249	3,755
	Japan Tobacco Inc.	Tobacco	1,500	32,838
	JFE Holdings Inc.	Metals & Mining	653	7,855
	JGC Holdings Corp.	Construction & Engineering	268	3,504
	JSR Corp.	Chemicals	234	3,744
	JTEKT Corp.	Machinery	300	3,439
	Justsystems Corp.	Software	50	1,892
	JXTG Holdings Inc.	Oil, Gas & Consumable Fuels	4,016	18,297
	K’s Holdings Corp.	Specialty Retail	234	2,546
	Kagome Co. Ltd.	Food Products	100	2,525
	Kajima Corp.	Construction & Engineering	568	7,447
	Kakaku.com Inc.	Interactive Media & Services	168	4,132
	Kaken Pharmaceutical Co. Ltd.	Pharmaceuticals	40	1,854
	Kamigumi Co. Ltd.	Transportation Infrastructure	134	3,035
	Kandenko Co. Ltd.	Construction & Engineering	134	1,198
	Kaneka Corp.	Chemicals	68	2,117
	Kansai Electric Power Co. Inc.	Electric Utilities	920	10,287
	Kansai Mirai Financial Group Inc	Banks	200	1,257
	Kansai Paint Co. Ltd.	Chemicals	247	5,739
	KAO Corp.	Personal Products	581	42,921
	Kawasaki Heavy Industries Ltd.	Machinery	178	3,940
a	Kawasaki Kisen Kaisha Ltd.	Marine	100	1,163
	KDDI Corp.	Wireless Telecommunication Services	2,149	56,173
	Keihan Holdings Co. Ltd.	Industrial Conglomerates	123	5,469

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin FTSE Japan Hedged ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	Japan (continued)
	Keikyu Corp.	Road & Rail	300	$5,815
	Keio Corp.	Road & Rail	145	9,029
	Keisei Electric Railway Co. Ltd.	Road & Rail	176	7,239
	Kewpie Corp.	Food Products	134	3,128
	Keyence Corp.	Electronic Equipment, Instruments & Components	111	68,711
	Kikkoman Corp.	Food Products	234	11,172
	Kinden Corp.	Construction & Engineering	168	2,492
	Kintetsu Group Holdings Co. Ltd.	Road & Rail	224	11,669
	Kirin Holdings Co. Ltd.	Beverages	1,016	21,509
	Kissei Pharmaceutical Co. Ltd.	Pharmaceuticals	34	818
	Kobayashi Pharmaceutical Co. Ltd.	Personal Products	76	5,780
	Kobe Steel Ltd.	Metals & Mining	300	1,599
	Koei Tecmo Holdings Co. Ltd.	Entertainment	84	1,824
	Koito Manufacturing Co. Ltd.	Auto Components	142	6,937
	Kokuyo Co. Ltd.	Commercial Services & Supplies	100	1,395
	Komatsu Ltd.	Machinery	1,149	26,313
	Konami Holdings Corp.	Entertainment	119	5,748
	Konica Minolta Inc.	Technology Hardware, Storage & Peripherals	468	3,256
	KOSE Corp.	Personal Products	36	6,079
	Kubota Corp.	Machinery	1,396	21,113
	Kuraray Co. Ltd.	Chemicals	434	5,329
	Kurita Water Industries Ltd.	Machinery	134	3,587
	Kusuri No Aoki Holdings Co. Ltd.	Food & Staples Retailing	10	681
	Kyocera Corp.	Electronic Equipment, Instruments & Components	386	23,948
	Kyoritsu Maintenance Co. Ltd.	Hotels, Restaurants & Leisure	34	1,455
	Kyowa Exeo Corp.	Construction & Engineering	134	3,248
	Kyowa Kirin Co. Ltd.	Pharmaceuticals	334	6,484
	Kyudenko Corp.	Construction & Engineering	45	1,499
	Kyushu Electric Power Co. Inc.	Electric Utilities	568	5,361
	Kyushu Financial Group Inc.	Banks	268	1,091
	Kyushu Railway Co.	Road & Rail	200	6,375
	Lawson Inc.	Food & Staples Retailing	68	3,479
a	Line Corp.	Interactive Media & Services	68	2,432
	LINTEC Corp.	Chemicals	68	1,345
	Lion Corp.	Household Products	314	6,191
	LIXIL Group Corp.	Building Products	334	5,872
	M3 Inc.	Health Care Technology	527	12,688
	Mabuchi Motor Co. Ltd.	Electrical Equipment	68	2,533
	Maeda Corp.	Construction & Engineering	168	1,464
	Maeda Road Construction Co. Ltd.	Construction & Engineering	68	1,479
	Makita Corp.	Machinery	307	9,658
	Mani Inc.	Health Care Equipment & Supplies	100	2,629
	Marubeni Corp.	Trading Companies & Distributors	1,968	13,069
	Maruha Nichiro Corp.	Food Products	43	1,084
	Marui Group Co. Ltd.	Multiline Retail	268	5,659
	Maruichi Steel Tube Ltd.	Metals & Mining	78	2,059
	Matsui Securities Co. Ltd.	Capital Markets	134	1,126
	Matsumotokiyoshi Holdings Co. Ltd.	Food & Staples Retailing	100	3,660
	Mazda Motor Corp.	Automobiles	724	6,428
	Mebuki Financial Group Inc.	Banks	1,568	3,859
	Medipal Holdings Corp.	Health Care Providers & Services	200	4,452
	Megmilk Snow Brand Co. Ltd.	Food Products	46	1,107
	Meiji Holdings Co. Ltd.	Food Products	168	12,249
	Minebea Mitsumi Inc.	Machinery	534	8,454
	Miraca Holdings Inc.	Health Care Providers & Services	68	1,549
	MISUMI Group Inc.	Machinery	345	8,118
	Mitsubishi Chemical Holdings Corp.	Chemicals	1,600	11,401
	Mitsubishi Corp.	Trading Companies & Distributors	1,626	39,885

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin FTSE Japan Hedged ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	Japan (continued)
	Mitsubishi Electric Corp.	Electrical Equipment	2,487	$32,964
	Mitsubishi Estate Co. Ltd.	Real Estate Management & Development	1,488	28,693
	Mitsubishi Gas Chemical Co. Inc.	Chemicals	234	3,122
	Mitsubishi Heavy Industries Ltd.	Machinery	360	14,097
	Mitsubishi Logistics Corp.	Transportation Infrastructure	81	2,059
	Mitsubishi Materials Corp.	Metals & Mining	168	4,531
	Mitsubishi Motors Corp.	Automobiles	700	3,038
	Mitsubishi Shokuhin Co. Ltd.	Food & Staples Retailing	34	851
	Mitsubishi Tanabe Pharma Corp.	Pharmaceuticals	300	3,289
	Mitsubishi UFJ Financial Group Inc.	Banks	15,700	79,666
	Mitsubishi UFJ Lease & Finance Co. Ltd.	Diversified Financial Services	534	3,083
	Mitsui & Co. Ltd.	Trading Companies & Distributors	2,137	34,959
	Mitsui Chemicals Inc.	Chemicals	234	5,231
	Mitsui Fudosan Co. Ltd.	Real Estate Management & Development	1,181	29,275
	Mitsui Mining and Smelting Co. Ltd.	Metals & Mining	68	1,606
	Mitsui O.S.K. Lines Ltd.	Marine	134	3,385
	Miura Co. Ltd.	Machinery	134	3,732
	Mizuho Financial Group Inc.	Banks	32,300	49,492
	Mochida Pharmaceutical Co. Ltd.	Pharmaceuticals	34	1,299
	Monotaro Co. Ltd.	Trading Companies & Distributors	145	3,792
	Morinaga & Co. Ltd.	Food Products	51	2,477
	Morinaga Milk Industry Co. Ltd.	Food Products	52	1,982
	MS&AD Insurance Group Holdings Inc.	Insurance	618	20,014
	Murata Manufacturing Co. Ltd.	Electronic Equipment, Instruments & Components	713	34,207
	Nabtesco Corp.	Machinery	144	4,457
	Nagase & Co. Ltd.	Trading Companies & Distributors	134	1,867
	Nagoya Railroad Co. Ltd.	Road & Rail	244	7,292
	Nankai Electric Railway Co. Ltd.	Road & Rail	134	3,391
	NEC Corp.	Technology Hardware, Storage & Peripherals	315	13,291
	Net One Systems Co. Ltd.	IT Services	100	2,695
a	Nexon Co. Ltd.	Entertainment	518	6,284
	NGK Insulators Ltd.	Machinery	268	3,816
	NGK Spark Plug Co. Ltd.	Auto Components	247	4,703
	NH Foods Ltd.	Food Products	134	5,387
	NHK Spring Co. Ltd.	Auto Components	200	1,525
	Nichirei Corp.	Food Products	134	3,055
	Nidec Corp.	Electrical Equipment	287	38,559
	Nifco Inc.	Auto Components	100	2,388
	Nihon Kohden Corp.	Health Care Equipment & Supplies	100	2,938
	Nihon M&A Center Inc.	Professional Services	168	4,726
	Nihon Unisys Ltd.	IT Services	78	2,512
	Nikon Corp.	Household Durables	434	5,413
	Nintendo Co. Ltd.	Entertainment	133	49,250
	Nippo Corp.	Construction & Engineering	68	1,258
	Nippon Electric Glass Co. Ltd.	Electronic Equipment, Instruments & Components	100	2,224
	Nippon Express Co. Ltd.	Road & Rail	100	5,098
	Nippon Kayaku Co. Ltd.	Chemicals	200	2,387
	Nippon Paint Holdings Co. Ltd.	Chemicals	200	10,382
	Nippon Paper Industries Co. Ltd.	Paper & Forest Products	114	1,855
	Nippon Shinyaku Co. Ltd.	Pharmaceuticals	64	5,383
	Nippon Shobukai Co. Ltd.	Chemicals	39	2,216
	Nippon Steel Corp.	Metals & Mining	1,025	14,278
	Nippon Telegraph & Telephone Corp.	Diversified Telecommunication Services	781	37,260
	Nippon Television Holdings Inc.	Media	68	871
	Nippon Yusen KK	Marine	200	3,340
	Nipro Corp.	Health Care Equipment & Supplies	134	1,504
	Nishi-Nippon Financial Holdings Inc.	Banks	200	1,401

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin FTSE Japan Hedged ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	Japan (continued)
	Nishi-Nippon Railroad Co. Ltd.	Road & Rail	100	$2,195
	Nissan Chemical Corp.	Chemicals	168	6,987
	Nissan Motor Co. Ltd.	Automobiles	2,546	15,880
	Nissan Shatai Co. Ltd.	Automobiles	68	551
	Nisshin Seifun Group Inc.	Food Products	316	5,842
	Nisshinbo Holdings Inc.	Industrial Conglomerates	168	1,309
	Nissin Foods Holdings Co. Ltd.	Food Products	88	6,351
	Nitori Co. Ltd.	Specialty Retail	93	13,605
	Nitto Denko Corp.	Chemicals	195	9,390
	Noevir Holdings Co. Ltd.	Personal Products	23	1,200
	NOF Corp.	Chemicals	100	3,289
	NOK Corp.	Auto Components	168	2,490
	Nomura Holdings Inc.	Capital Markets	4,100	17,371
	Nomura Real Estate Holdings Inc.	Real Estate Management & Development	134	2,894
	Nomura Research Institute Ltd.	IT Services	402	8,001
	NS Solutions Corp.	IT Services	34	1,109
	NSK Ltd.	Machinery	568	4,783
	NTN Corp.	Machinery	734	2,105
	NTT Data Corp.	IT Services	900	11,609
	NTT DOCOMO Inc.	Wireless Telecommunication Services	1,482	37,751
	Obayashi Corp.	Construction & Engineering	968	9,637
	OBIC Business Consultants Co. Ltd.	Software	21	850
	OBIC Co. Ltd.	IT Services	83	9,462
	Odakyu Electric Railway Co. Ltd.	Road & Rail	380	9,100
	Oji Holdings Corp.	Paper & Forest Products	1,100	5,130
	Okuma Corp.	Machinery	34	1,840
	Olympus Corp.	Health Care Equipment & Supplies	1,412	19,023
	Omron Corp.	Electronic Equipment, Instruments & Components	234	12,796
	Ono Pharmaceutical Co. Ltd.	Pharmaceuticals	551	9,977
	Open House Co. Ltd.	Real Estate Management & Development	68	1,620
	Oracle Corp. Japan	Software	40	3,468
	Orient Corp.	Consumer Finance	1,100	1,476
	Oriental Land Co. Ltd.	Hotels, Restaurants & Leisure	233	35,443
	ORIX Corp.	Diversified Financial Services	1,617	24,104
	Osaka Gas Co. Ltd.	Gas Utilities	500	9,563
	OSG Corp.	Machinery	100	2,067
	Otsuka Corp.	IT Services	134	5,338
	Otsuka Holdings Co. Ltd.	Pharmaceuticals	526	19,663
	Paltac Corp.	Distributors	40	1,954
	Pan Pacific International Holdings Corp.	Multiline Retail	632	10,555
	Panasonic Corp.	Household Durables	2,668	21,616
	Park24 Co. Ltd.	Commercial Services & Supplies	143	3,318
	Penta-Ocean Construction Co. Ltd.	Construction & Engineering	234	1,295
a	PeptiDream Inc.	Biotechnology	105	4,984
	Persol Holdings Co. Ltd.	Professional Services	210	3,968
	Pigeon Corp.	Household Products	134	5,524
	Pilot Corp.	Commercial Services & Supplies	41	1,517
	Pola Orbis Holdings Inc.	Personal Products	100	2,238
	Rakuten Inc.	Internet & Direct Marketing Retail	993	9,785
	Recruit Holdings Co. Ltd.	Professional Services	1,611	48,982
	Relo Group Inc.	Real Estate Management & Development	134	3,283
a	Renesas Electronics Corp.	Semiconductors & Semiconductor Equipment	900	5,846
	Rengo Co. Ltd.	Containers & Packaging	268	1,929
	Resona Holdings Inc.	Banks	2,534	10,856
	Resorttrust Inc.	Hotels, Restaurants & Leisure	68	1,100
	Ricoh Co. Ltd.	Technology Hardware, Storage & Peripherals	759	6,833
	Rinnai Corp.	Household Durables	44	2,956

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin FTSE Japan Hedged ETF (continued)

	Industry	Shares	Value
Common Stocks (continued)
Japan (continued)
Rohm Co. Ltd.	Semiconductors & Semiconductor Equipment	109	$8,321
Rohto Pharmaceutical Co. Ltd.	Personal Products	134	3,655
Ryohin Keikaku Co. Ltd.	Multiline Retail	300	5,602
Sankyo Co. Ltd.	Leisure Products	68	2,337
Sankyu Inc.	Road & Rail	68	3,530
Sanrio Co. Ltd.	Specialty Retail	68	1,309
Santen Pharmaceutical Co. Ltd.	Pharmaceuticals	448	7,785
Sanwa Holdings Corp.	Building Products	234	2,616
Sapporo Holdings Ltd.	Beverages	68	1,695
Sawai Pharmaceutical Co. Ltd.	Pharmaceuticals	47	2,427
SBI Holdings Inc.	Capital Markets	278	5,945
SCREEN Holdings Co. Ltd.	Semiconductors & Semiconductor Equipment	48	2,829
SCSK Corp.	IT Services	56	2,627
Secom Co. Ltd.	Commercial Services & Supplies	244	22,256
Sega Sammy Holdings Inc.	Leisure Products	234	3,274
Seibu Holdings Inc.	Road & Rail	268	4,669
Seiko Epson Corp.	Technology Hardware, Storage & Peripherals	334	4,697
Seino Holdings Co. Ltd.	Road & Rail	200	2,502
Sekisui Chemical Co. Ltd.	Household Durables	468	7,245
Sekisui House Ltd.	Household Durables	734	14,432
Seven & i Holdings Co. Ltd.	Food & Staples Retailing	973	37,200
Seven Bank Ltd.	Banks	968	2,651
SG Holdings Co. Ltd.	Air Freight & Logistics	268	6,559
Sharp Corp.	Household Durables	200	2,211
Shikoku Electric Power Co. Inc.	Electric Utilities	200	1,886
Shimadzu Corp.	Electronic Equipment, Instruments & Components	334	8,431
Shimamura Co. Ltd.	Specialty Retail	34	2,693
SHIMANO Inc.	Leisure Products	100	15,064
Shimizu Corp.	Construction & Engineering	734	6,642
Shin-Etsu Chemical Co. Ltd.	Chemicals	500	53,481
Shinsei Bank Ltd.	Banks	300	4,369
Shionogi & Co. Ltd.	Pharmaceuticals	353	19,594
Shiseido Co. Ltd.	Personal Products	482	38,484
SHO-BOND Holdings Co. Ltd.	Construction & Engineering	68	2,385
Shochiku Co. Ltd.	Entertainment	14	1,814
Shoei Co. Ltd.	Real Estate Management & Development	534	5,460
Showa Denko K.K.	Chemicals	178	4,653
Sky Perfect JSAT Holdings Inc.	Media	268	1,084
Skylark Holdings Co. Ltd.	Hotels, Restaurants & Leisure	234	4,257
SMC Corp.	Machinery	73	31,139
Softbank Corp.	Wireless Telecommunication Services	2,031	27,512
SoftBank Group Corp.	Wireless Telecommunication Services	2,043	80,151
Sohgo Security Services Co. Ltd.	Commercial Services & Supplies	82	4,294
Sojitz Corp.	Trading Companies & Distributors	1,768	5,480
Sompo Holdings Inc.	Insurance	434	18,139
Sony Corp.	Household Durables	1,588	93,260
Sony Financial Holdings Inc.	Insurance	200	4,334
Sotetsu Holdings Inc.	Road & Rail	100	2,612
Square Enix Holdings Co. Ltd.	Entertainment	100	4,858
Stanley Electric Co. Ltd.	Auto Components	179	4,730
Subaru Corp.	Automobiles	768	21,603
Sugi Pharmacy Co. Ltd.	Food & Staples Retailing	41	2,219
Sumco Corp.	Semiconductors & Semiconductor Equipment	300	4,025
Sumitomo Bakelite Co. Ltd.	Chemicals	34	1,328
Sumitomo Chemical Co. Ltd.	Chemicals	2,000	8,975
Sumitomo Corp.	Trading Companies & Distributors	1,500	23,428
Sumitomo Dainippon Pharma Co. Ltd.	Pharmaceuticals	200	3,285

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin FTSE Japan Hedged ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	Japan (continued)
	Sumitomo Electric Industries Ltd.	Auto Components	934	$11,848
	Sumitomo Forestry Co. Ltd.	Household Durables	168	2,232
	Sumitomo Heavy Industries Ltd.	Machinery	134	3,968
	Sumitomo Metal Mining Co. Ltd.	Metals & Mining	300	9,291
	Sumitomo Mitsui Financial Group Inc.	Banks	1,622	55,455
	Sumitomo Osaka Cement Co. Ltd.	Construction Materials	41	1,755
	Sumitomo Realty & Development Co. Ltd.	Real Estate Management & Development	495	18,838
	Sumitomo Rubber Industries Ltd.	Auto Components	234	2,776
	Sundrug Co. Ltd.	Food & Staples Retailing	77	2,422
	Suntory Beverage & Food Ltd.	Beverages	183	7,823
	Suzuken Co. Ltd.	Health Care Providers & Services	100	5,367
	Suzuki Motor Corp.	Automobiles	543	23,046
	Sysmex Corp.	Health Care Equipment & Supplies	238	15,926
	T&D Holdings Inc.	Insurance	700	7,416
	Tadano Ltd.	Machinery	134	1,276
	Taiheiyo Cement Corp.	Construction Materials	145	3,879
	Taisei Corp.	Construction & Engineering	268	10,378
	Taisho Pharmaceutical Holdings Co. Ltd.	Pharmaceuticals	54	3,922
	Taiyo Nippon Sanso Corp.	Chemicals	181	3,656
	Taiyo Yuden Co. Ltd.	Electronic Equipment, Instruments & Components	168	4,087
	Takara Bio Inc.	Biotechnology	68	1,385
	Takara Holdings Inc.	Beverages	200	1,978
	Takashimaya Co. Ltd.	Multiline Retail	168	1,957
	Takeda Pharmaceutical Co. Ltd.	Pharmaceuticals	1,914	65,350
	TDK Corp.	Electronic Equipment, Instruments & Components	155	13,869
	TechnoPro Holdings Inc.	Professional Services	44	2,606
	Teijin Ltd.	Chemicals	234	4,495
	Terumo Corp.	Health Care Equipment & Supplies	814	26,211
	The 77 Bank Ltd.	Banks	84	1,246
	The Bank of Kyoto Ltd.	Banks	100	3,909
	The Chiba Bank Ltd.	Banks	900	4,630
	The Chugoku Bank Ltd.	Banks	200	1,878
	The Chugoku Electric Power Co. Inc.	Electric Utilities	468	6,015
	The Dai-ichi Life Holdings Inc.	Insurance	1,368	20,620
	The Hiroshima Bank Ltd.	Banks	368	1,818
	The Iyo Bank Ltd.	Banks	334	1,746
	The Japan Steel Works Ltd.	Machinery	100	1,921
	The Shiga Bank Ltd.	Banks	68	1,545
	The Shizuoka Bank Ltd.	Banks	634	4,722
	THK Co. Ltd.	Machinery	145	3,801
	TIS Inc.	IT Services	100	5,765
	Tobu Railway Co. Ltd.	Road & Rail	268	8,679
	Toda Corp.	Construction & Engineering	200	1,149
	Toho Co. Ltd.	Entertainment	140	6,134
	Toho Gas Co. Ltd.	Gas Utilities	109	4,165
	Tohoku Electric Power Co. Inc.	Electric Utilities	568	5,539
	Tokai Carbon Co. Ltd.	Chemicals	234	2,354
	Tokai Rika Co. Ltd.	Auto Components	68	1,149
	Tokio Marine Holdings Inc.	Insurance	832	44,489
	Tokuyama Corp.	Chemicals	100	2,292
	Tokyo Broadcasting System Holdings Inc.	Media	68	1,100
	Tokyo Century Corp.	Diversified Financial Services	68	3,143
a	Tokyo Electric Power Co. Holdings Inc.	Electric Utilities	1,934	9,466
	Tokyo Electron Ltd.	Semiconductors & Semiconductor Equipment	187	35,583
	Tokyo Gas Co. Ltd.	Gas Utilities	544	13,714
	Tokyo Tatemono Co. Ltd.	Real Estate Management & Development	268	3,764
	TOKYU Corp.	Road & Rail	616	11,559

242	Semiannual Report	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin FTSE Japan Hedged ETF (continued)

	Industry	Shares	Value
Common Stocks (continued)
Japan (continued)
Tokyu Fudosan Holdings Corp.	Real Estate Management & Development	768	$4,896
Topcon Corp.	Electronic Equipment, Instruments & Components	134	1,777
Toppan Printing Co. Ltd.	Commercial Services & Supplies	334	5,909
Toray Industries Inc.	Chemicals	1,900	14,101
Toshiba Corp.	Industrial Conglomerates	611	18,656
Toshiba Plant Systems & Services Corp.	Construction & Engineering	34	567
Tosoh Corp.	Chemicals	368	4,862
TOTO Ltd.	Building Products	179	6,700
Toyo Seikan Group Holdings Ltd.	Containers & Packaging	200	3,102
Toyo Suisan Kaisha Ltd.	Food Products	111	4,447
Toyo Tire Corp.	Auto Components	134	1,694
Toyobo Co. Ltd.	Chemicals	100	1,311
Toyoda Gosei Co. Ltd.	Auto Components	100	2,001
Toyota Boshoku Corp.	Auto Components	68	951
Toyota Industries Corp.	Auto Components	200	11,474
Toyota Motor Corp.	Automobiles	3,150	210,321
Toyota Tsusho Corp.	Trading Companies & Distributors	300	9,674
Trend Micro Inc.	Software	142	6,753
TS TECH Co. Ltd.	Auto Components	68	2,064
Tsumura & Co.	Pharmaceuticals	100	2,674
Tsuruha Holdings Inc.	Food & Staples Retailing	46	5,010
TV Asahi Holdings Corp.	Media	34	533
Ube Industries Ltd.	Chemicals	134	2,702
Ulvac Inc.	Semiconductors & Semiconductor Equipment	68	2,731
Unicharm Corp.	Household Products	487	15,411
Ushio Inc.	Electrical Equipment	134	1,892
USS Co. Ltd.	Specialty Retail	268	5,200
Wacoal Corp.	Textiles, Apparel & Luxury Goods	68	1,747
Welcia Holdings Co. Ltd.	Food & Staples Retailing	68	3,423
West Japan Railway Co.	Road & Rail	230	19,432
Yakult Honsha Co. Ltd.	Food Products	153	8,551
Yamada Denki Co. Ltd.	Specialty Retail	1,000	4,839
Yamaguchi Financial Group Inc.	Banks	268	1,840
Yamaha Corp.	Leisure Products	200	8,975
Yamaha Motor Co. Ltd.	Automobiles	349	6,323
Yamato Holdings Co. Ltd.	Air Freight & Logistics	446	6,710
Yamato Kogyo Co. Ltd.	Metals & Mining	34	843
Yamazaki Baking Co. Ltd.	Food Products	168	2,997
Yaoko Co. Ltd.	Food & Staples Retailing	34	1,520
YASKAWA Electric Corp.	Electronic Equipment, Instruments & Components	334	12,254
Yokogawa Electric Corp.	Electronic Equipment, Instruments & Components	300	5,488
Yokohama Rubber Co. Ltd.	Auto Components	134	2,679
Z Holdings Corp.	Interactive Media & Services	3,434	9,659
Zenkoku Hosho Co. Ltd.	Diversified Financial Services	68	2,646
Zensho Holdings Co. Ltd.	Hotels, Restaurants & Leisure	113	2,436
Zeon Corp.	Chemicals	168	2,047
Zozo Inc.	Internet & Direct Marketing Retail	234	5,396

Total Investments before Short Term Investments (Cost $5,311,863)			4,663,266

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin FTSE Japan Hedged ETF (continued)

		Industry	Shares	Value
	Short Term Investments (Cost $1,813) 0.0%†
	United States 0.0%†
b,c	Institutional Fiduciary Trust Portfolio, 1.71%	Money Market Funds	1,813	$1,813

	Total Investments (Cost $5,313,676) 98.8%			4,665,079
	Other Assets, less Liabilities 1.2%			57,533

	Net Assets 100.0%			$4,722,612

See Abbreviations on page 322.

†Rounds to less than 0.1% of net assets.

aNon-income producing.

bSee Note 4(a) regarding investments in affiliated management investment companies.

cThe rate shown is the annualized seven-day effective yield at period end.

At September 30, 2019 the Fund had the following forward exchange contracts outstanding. See Note #1(c).

Forward Exchange Contracts

Currency	Counterparty[a]	Type	Quantity	Contract Amount	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Exchange Contracts
Japanese Yen	HSBK	Buy	138,445,000	$1,280,990	10/02/19	$19	$—
Japanese Yen	UBSW	Buy	138,445,000	1,280,982	10/02/19	26	—
Japanese Yen	BOFA	Buy	138,445,000	1,280,971	10/02/19	38	—
Japanese Yen	MSCO	Buy	56,637,000	524,040	10/02/19	13	—
Japanese Yen	MSCO	Sell	56,637,000	534,754	10/02/19	10,701	—
Japanese Yen	BOFA	Sell	138,445,000	1,307,166	10/02/19	26,158	—
Japanese Yen	UBSW	Sell	138,445,000	1,307,141	10/02/19	26,132	—
Japanese Yen	HSBK	Sell	138,445,000	1,307,142	10/02/19	26,133	—
Japanese Yen	MSCO	Sell	61,169,000	567,215	11/05/19	—	(23)
Japanese Yen	HSBK	Sell	149,525,000	1,386,511	11/05/19	—	(79)
Japanese Yen	UBSW	Sell	149,525,000	1,386,260	11/05/19	—	(330)
Japanese Yen	BOFA	Sell	149,525,000	1,386,564	11/05/19	—	(26)

Total Forward Exchange Contracts						$89,220	$(458)

Net unrealized appreciation (depreciation)							$88,762

aMay be comprised of multiple contracts with the same counterparty, currency and settlement date.

At September 30, 2019, the Fund had the following futures contracts outstanding. See Note 1(c).

Futures Contracts

Description	Type	Number of Contracts	Notional Amount*	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Equity Contracts
Nikkei 225 Mini	Long	2	$40,268	12/12/19	$(233)

*As of period end.

See Note 7 regarding other derivative information.

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FRANKLIN TEMPLETON ETF TRUST

Financial Highlights

Franklin FTSE Latin America ETF

	Six Months Ended September 30, 2019 (unaudited)	Year Ended March 31, 2019[a]
Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$26.41	$26.17

Income from investment operations[b]:

Net investment income[c]	0.38	0.38

Net realized and unrealized gains (losses)	(0.34)	(0.02)

Total from investment operations	0.04	0.36

Less distributions from net investment income	(0.46)	(0.12)

Net asset value, end of period	$25.99	$26.41

Total return[d]	0.10%	1.42%

Ratios to average net assets[e]

Total expenses	0.19%	0.19%

Net investment income	2.89%	3.08%

Supplemental data

Net assets, end of period (000’s)	$2,599	$2,641

Portfolio turnover rate[f]	6.22%	4.08%

Portfolio turnover rate excluding portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely or in part for cash[f,g]	6.22%	—%

aFor the period October 9, 2018 (commencement of operations) to March 31, 2019.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return is not annualized for periods less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.

eRatios are annualized for periods less than one year.

fPortfolio turnover rate excludes the value of portfolio securities received or delivered as a result of processing capital share transactions in Creation Units, if any.

gEffective September 30, 2019.

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FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, September 30, 2019 (unaudited)

Franklin FTSE Latin America ETF

		Industry	Shares	Value
	Common Stocks 76.4%
	Brazil 42.5%
	Ambev SA	Beverages	17,200	$79,488
	Atacadao Distribuicao Comercio e Industria Ltd.	Food & Staples Retailing	1,300	6,570
a	Azul SA	Airlines	800	9,547
a	B2W Cia Digital	Internet & Direct Marketing Retail	600	6,964
a	B2W Cia Digital, SCR	Internet & Direct Marketing Retail	98	1,127
	B3 SA – Brasil Bolsa Balcao	Capital Markets	7,800	81,700
	Banco Bradesco SA	Banks	4,100	30,759
	Banco BTG Pactual SA	Capital Markets	1,000	14,056
	Banco do Brasil SA	Banks	4,100	44,776
	Banco Santander Brasil SA	Banks	1,600	17,412
	BB Seguridade Participacoes SA	Insurance	2,700	22,706
	BR Malls Paricipacoes SA	Real Estate Management & Development	2,800	9,686
a	BRF SA	Food Products	2,200	20,176
	CCR SA	Transportation Infrastructure	4,400	18,222
	Centrais Eletricas Brasileiras SA	Electric Utilities	1,500	14,458
	Cia Siderurgica Nacional SA	Metals & Mining	2,400	7,623
	Cielo SA	IT Services	4,400	8,451
	Companhia de Saneamento Basico do Estado de Sao Paulo	Water Utilities	1,300	15,480
	Companhia Energetica de Minas Gerais	Electric Utilities	300	1,145
	Companhia Paranaense de Energia-Copel	Electric Utilities	100	1,227
	Cosan SA	Oil, Gas & Consumable Fuels	700	8,940
	CPFL Energia SA	Electric Utilities	700	5,527
	CVC Brasil Operadora e Agencia de Viagens SA	Hotels, Restaurants & Leisure	500	6,704
	EDP-Energias do Brasil SA	Electric Utilities	1,200	5,646
	Embraer SA	Aerospace & Defense	2,900	12,469
	Energisa SA	Electric Utilities	735	8,814
	Engie Brasil SA	Independent Power and Renewable Electricity Producers	725	7,726
	Equatorial Energia SA	Electric Utilities	700	16,854
	Fleury SA	Health Care Providers & Services	800	5,074
	Grendene SA	Textiles, Apparel & Luxury Goods	800	1,677
b,c	Hapvida Participacoes e Investimentos SA, Reg S, 144A	Health Care Providers & Services	600	7,757
	Hypera SA	Pharmaceuticals	1,600	12,879
	IRB Brasil Resseguros SA	Insurance	3,300	29,836
	Klabin SA	Containers & Packaging	2,900	10,715
	Kroton Educacional SA	Diversified Consumer Services	5,800	15,567
	Localiza Rent a Car SA	Road & Rail	2,100	22,919
	Lojas Americanas SA	Multiline Retail	900	3,226
	Lojas Renner SA	Multiline Retail	3,080	37,319
	M. Dias Branco SA	Food Products	300	2,521
	Magazine Luiza SA	Multiline Retail	2,328	20,701
	Multiplan Empreendimentos Imobiliarios SA	Real Estate Management & Development	1,100	7,619
	Natura Cosmeticos SA	Personal Products	1,400	11,380
	Notre Dame Intermedica Participacoes SA	Health Care Providers & Services	1,500	19,536
	Odontoprev SA	Health Care Providers & Services	1,100	4,268
	Petrobras Distribuidora SA	Specialty Retail	2,700	17,845
	Petroleo Brasileiro SA	Oil, Gas & Consumable Fuels	11,700	84,687
	Porto Seguro SA	Insurance	400	5,655
	Raia Drogasil SA	Food & Staples Retailing	899	20,678
a	Rumo SA	Road & Rail	4,400	25,880
	Sao Martinho SA	Food Products	600	2,730
	Sul America SA	Insurance	900	10,308
	Suzano SA	Paper & Forest Products	3,119	25,197
	Tim Participacoes SA	Wireless Telecommunication Services	3,300	9,436
	Transmissora Alianca de Energia Eletrica SA	Electric Utilities	900	6,223

246	Semiannual Report	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin FTSE Latin America ETF (continued)

		Industry		Shares	Value
	Common Stocks (continued)
	Brazil (continued)
	Ultrapar Participacoes SA	Oil, Gas & Consumable Fuels		3,364	$14,933
a	Vale SA	Metals & Mining		13,600	155,903
a	Via Varejo SA	Specialty Retail		1,600	3,042
	Weg SA	Electrical Equipment		2,900	16,869
	YDUQS PART	Diversified Consumer Services		1,000	8,662

					1,105,295

	Chile 7.6%
	AES Gener SA	Independent Power and Renewable Electricity Producers		11,437	2,489
	Aguas Andinas SA, A	Water Utilities		11,033	6,042
	Banco de Chile	Banks		175,481	24,604
	Banco de Credito e Inversiones SA	Banks		174	10,973
	Banco Santander Chile SA	Banks		245,168	17,295
	Cencosud SA	Food & Staples Retailing		5,308	8,747
	Colbun SA	Independent Power and Renewable Electricity Producers		27,494	4,965
	Compania Cervecerias Unidas SA	Beverages		579	6,476
	E CL SA	Electric Utilities		1,895	3,357
a	Empresa Nacional de Telecomunicaciones SA	Wireless Telecommunication Services		530	4,653
	Empresas CMPC SA	Paper & Forest Products		4,428	10,313
	Empresas COPEC SA	Oil, Gas & Consumable Fuels		1,930	18,221
	Enel Americas SA	Electric Utilities		144,848	26,555
	Enel Chile SA	Electric Utilities		107,798	9,331
	Itau CorpBanca	Banks		649,633	4,925
	Latam Airlines Group SA	Airlines		1,215	13,448
	Parque Arauco SA	Real Estate Management & Development		2,321	6,630
	Plaza SA	Real Estate Management & Development		941	2,363
	S.A.C.I. Falabella	Multiline Retail		2,799	15,663

					197,050

	Colombia 2.5%
d	Almacenes Exito SA	Food & Staples Retailing		819	4,149
	Bancolombia SA	Banks		1,086	12,332
	Cementos Argos SA	Construction Materials		2,021	4,323
a	Corporacion Financiera Colombiana SA	Diversified Financial Services		428	3,450
	Ecopetrol SA	Oil, Gas & Consumable Fuels		18,757	15,907
	Grupo Agros SA	Construction Materials		1,288	6,317
	Grupo Inversiones Suramericana SA	Diversified Financial Services		993	9,420
	Interconexion Electrica SA ESP	Electric Utilities		1,665	8,731

					64,629

	Mexico 22.1%
	Alfa SAB de CV	Industrial Conglomerates		12,070	10,594
	Alpek SAB de CV	Chemicals		1,472	1,713
a	Alsea de Mexico S.A.B de C.V.	Hotels, Restaurants & Leisure		2,039	4,738
	America Movil SAB de CV, L	Wireless Telecommunication Services		108,556	80,493
	Arca Continental SAB de CV	Beverages		1,541	8,325
	Banco del Bajio SA	Banks		2,693	4,451
	Banco Santander (Mexico), SA, Institucion de Banca Multiple, Grupo Financiero Santander, B	Banks		2,272	2,865
	Becle SA de CV	Beverages		2,168	3,194
	Cemex SAB de CV	Construction Materials		59,933	23,343
	Coca-Cola FEMSA SA de CV	Beverages		2,040	12,408
	Concentradora Fibra Danhos SA de CV	Equity Real Estate Investment Trusts (REITs	)	895	1,245
	El Puerto de Liverpool SAB de CV	Multiline Retail		770	4,217
	Fibra Uno Administracion SA de CV	Equity Real Estate Investment Trusts (REITs	)	12,021	17,559
	Fomento Economico Mexicano SAB de CV	Beverages		8,339	76,468

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin FTSE Latin America ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	Mexico (continued)
c	GMexico Transportes SAB de CV, 144A	Road & Rail	1,697	$2,109
	Gruma SAB de CV	Food Products	795	8,131
	Grupo Aeroportuario del Centro Norte SAB de CV	Transportation Infrastructure	1,264	7,495
	Grupo Aeroportuario del Pacifico SAB de CV	Transportation Infrastructure	1,397	13,437
	Grupo Aeroportuario del Sureste SAB de CV, B	Transportation Infrastructure	800	12,222
	Grupo Bimbo SAB de CV, A	Food Products	9,418	17,167
	Grupo Carso SAB de CV	Industrial Conglomerates	1,882	5,522
	Grupo Comercial Chedraui SA de CV	Food & Staples Retailing	1,180	1,844
	Grupo Elektra SAB de CV	Banks	256	18,149
	Grupo Financiero Banorte SAB de CV	Banks	11,129	59,788
	Grupo Financiero Inbursa SAB de CV	Banks	8,928	11,350
	Grupo Lala SAB de CV	Food Products	2,276	2,609
	Grupo Mexico SAB de CV, B	Metals & Mining	14,191	33,163
	Grupo Televisa SA	Media	8,493	16,617
	Industrias Bachoco SAB de CV, B	Food Products	633	2,785
	Industrias Penoles SA	Metals & Mining	490	6,519
a	Infraestructura Energetica Nova SAB de CV	Gas Utilities	2,045	8,124
	Kimberly-Clark de Mexico SAB de CV, A	Household Products	3,284	6,592
	Megacable Holdings SAB de CV	Media	1,181	4,754
	Nemak SAB de CV	Auto Components	2,300	1,037
	Orbia Advance Corp SAB de CV	Chemicals	4,095	7,987
	Promotora y Operadora de Infraestructura SAB de CV	Transportation Infrastructure	844	7,564
	Regional SAB de CV	Banks	903	4,139
a	Telesites SAB de CV	Diversified Telecommunication Services	4,973	3,284
	Wal-Mart de Mexico SAB de CV, V	Food & Staples Retailing	20,411	60,456

				574,457

	Peru 0.5%
	Compania de Minas Buenaventura SA, ADR	Metals & Mining	834	12,660

	United States 1.2%
	JBS SA	Food Products	3,800	29,914

	Total Common Stocks (Cost $2,005,036)			1,984,005

	Preferred Stocks 23.4%
	Brazil 21.7%
a	Alpargatas SA, pfd.	Textiles, Apparel & Luxury Goods	750	4,663
e	Banco Bradesco SA, 2.969%, pfd.	Banks	15,920	129,641
e	Banco do Estado do Rio Grande do Sul SA, 9.761%, pfd., B	Banks	800	4,331
e	Bradespar SA, 3.926%, pfd.	Metals & Mining	900	6,819
a	Braskem SA, pfd., A	Chemicals	700	5,465
e	Centrais Eletricas Brasileiras SA, 3.372%, pfd., B	Electric Utilities	900	9,079
e	Cia de Transmissao de Energia Eletrica Paulista, 9.802%, pfd.	Electric Utilities	800	4,744
e	Cia Energetica de Sao Paulo, 3.112%, pfd., B	Independent Power and Renewable Electricity Producers	700	4,789
e	Companhia Brasileira de Distribuicao, 2.023%, pfd., A	Food & Staples Retailing	619	11,859
e	Companhia Energetica de Minas Gerais, 4.152%, pfd.	Electric Utilities	3,700	12,729
e	Companhia Paranaense de Energia, 2.927%, pfd., B	Electric Utilities	400	4,764
e	Gerdau SA, 2.432%, pfd.	Metals & Mining	4,100	12,953
e	Itau Unibanco Holding SA, 4.930%, pfd.	Banks	18,700	157,262
e	Itausa-Investimentos Itau SA, 5.463, pfd.	Banks	17,200	54,424
e	Lojas Americanas SA, 0.376%, pfd.	Multiline Retail	3,000	14,376
e	Petroleo Brasileiro SA, 4.123%, pfd.	Oil, Gas & Consumable Fuels	15,600	103,179
e	Telefonica Brasil SA, 6.735%, pfd.	Diversified Telecommunication Services	1,600	21,103
e	Usinas Siderurgicas de Minas Gerais SA Usiminas, 2.036%, pfd., A	Metals & Mining	1,600	3,000

				565,180

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin FTSE Latin America ETF (continued)

		Industry	Shares	Value
	Preferred Stocks (continued)
	Chile 0.5%
e	Embotelladora Andina SA, 3.877%, pfd., B	Beverages	775	$2,597
e	Sociedad Quimica y Minera de Chile SA, 0.006%, pfd., B	Chemicals	376	10,363

				12,960

	Colombia 1.2%
e	Bancolombia SA, 2.498%, pfd.	Banks	1,779	21,992
e	Grupo Aval Acciones y Valores SA, 4.231%, pfd.	Banks	15,903	5,943
e	Grupo de Inversiones Suramericana SA, 1.845%, pfd.	Diversified Financial Services	302	2,551

				30,486

	Total Preferred Stocks (Cost $611,869)			608,626

	Total Investments (Cost $2,616,905) 99.8%			2,592,631
	Other Assets, less Liabilities 0.2%			5,908

	Net Assets 100.0%			$2,598,539

See Abbreviations on page 322.

aNon-income producing.

bSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. This security has been deemed liquid under guidelines approved by the Fund’s Board of Trustees. At September 30, 2019, the value of this security was $7,757, representing 0.3% of net assets.

cSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Fund’s Board of Trustees. At September 30, 2019, the aggregate value of these securities was $9,866, representing 0.4% of net assets.

dFair valued using significant unobservable inputs. See Note 8 regarding fair value measurements.

eVariable rate security. The rate shown represents the yield at period end.

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Financial Highlights

Franklin FTSE Mexico ETF

	Six Months Ended September 30, 2019 (unaudited)	Year Ended March 31,
		2019	2018[a]
Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$22.11	$24.98	$24.90

Income from investment operations[b]:

Net investment income[c]	0.44	0.51	0.12

Net realized and unrealized gains (losses)	(0.53)	(2.86)	0.04

Total from investment operations	(0.09)	(2.35)	0.16

Less distributions from net investment income	(0.31)	(0.52)	(0.08)

Net asset value, end of period	$21.71	$22.11	$24.98

Total return[d]	(0.46)%	(9.28)%	0.63%

Ratios to average net assets[e]

Total expenses	0.19%	0.19%	0.19%

Net investment income	3.99%	2.21%	1.18%

Supplemental data

Net assets, end of period (000’s)	$4,342	$4,422	$2,498

Portfolio turnover rate[f]	8.50%	10.31%	9.64%

Portfolio turnover rate excluding portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely or in part for cash[f,g]	8.50%	—%	—%

aFor the period November 3, 2017 (commencement of operations) to March 31, 2018.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return is not annualized for periods less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.

eRatios are annualized for periods less than one year.

fPortfolio turnover rate excludes the value of portfolio securities received or delivered as a result of processing capital share transactions in Creation Units, if any.

gEffective September 30, 2019.

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Statement of Investments, September 30, 2019 (unaudited)

Franklin FTSE Mexico ETF

		Industry		Shares	Value
	Common Stocks 99.9%
	Mexico 99.9%
	Alfa SAB de CV	Industrial Conglomerates		97,028	$85,165
	Alpek SAB de CV	Chemicals		12,068	14,040
a	Alsea de Mexico S.A.B de C.V.	Hotels, Restaurants & Leisure		16,672	38,742
	America Movil SAB de CV, L	Wireless Telecommunication Services		817,520	606,184
	Arca Continental SAB de CV	Beverages		12,428	67,144
	Banco del Bajio SA	Banks		22,040	36,425
	Banco Santander (Mexico), SA, Institucion de Banca Multiple, Grupo Financiero Santander, B	Banks		18,000	22,701
	Becle SA de CV	Beverages		17,552	25,860
	Cemex SAB de CV	Construction Materials		395,576	154,071
	Coca-Cola FEMSA SA de CV	Beverages		16,428	99,921
	Concentradora Fibra Danhos SA de CV	Equity Real Estate Investment Trusts (REITs	)	7,180	9,990
	El Puerto de Liverpool SAB de CV	Multiline Retail		6,320	34,612
	Fibra Uno Administracion SA de CV	Equity Real Estate Investment Trusts (REITs	)	88,400	129,126
	Fomento Economico Mexicano SAB de CV	Beverages		62,620	574,218
b	GMexico Transportes SAB de CV, 144A	Road & Rail		13,796	17,147
	Gruma SAB de CV	Food Products		6,428	65,745
	Grupo Aeroportuario del Centro Norte SAB de CV	Transportation Infrastructure		10,248	60,770
	Grupo Aeroportuario del Pacifico SAB de CV	Transportation Infrastructure		11,264	108,338
	Grupo Aeroportuario del Sureste SAB de CV, B	Transportation Infrastructure		6,476	98,937
	Grupo Bimbo SAB de CV, A	Food Products		69,052	125,870
	Grupo Carso SAB de CV	Industrial Conglomerates		15,352	45,044
	Grupo Comercial Chedraui SA de CV	Food & Staples Retailing		9,720	15,192
	Grupo Elektra SAB de CV	Banks		1,852	131,297
	Grupo Financiero Banorte SAB de CV	Banks		83,832	450,368
	Grupo Financiero Inbursa SAB de CV	Banks		72,272	91,877
	Grupo Lala SAB de CV	Food Products		18,508	21,213
	Grupo Mexico SAB de CV, B	Metals & Mining		83,984	196,263
	Grupo Televisa SA	Media		64,568	126,330
	Industrias Bachoco SAB de CV, B	Food Products		5,160	22,700
	Industrias Penoles SA	Metals & Mining		3,968	52,789
a	Infraestructura Energetica Nova SAB de CV	Gas Utilities		16,488	65,504
	Kimberly-Clark de Mexico SAB de CV, A	Household Products		26,624	53,440
	Megacable Holdings SAB de CV	Media		9,596	38,624
	Nemak SAB de CV	Auto Components		19,008	8,568
	Orbia Advance Corp SAB de CV	Chemicals		32,968	64,303
	Promotora y Operadora de Infraestructura SAB de CV	Transportation Infrastructure		6,848	61,370
	Regional SAB de CV	Banks		7,256	33,255
a	Telesites SAB de CV	Diversified Telecommunication Services		41,408	27,348
	Wal-Mart de Mexico SAB de CV, V	Food & Staples Retailing		153,732	455,341

	Total Investments (Cost $4,659,333) 99.9%				4,335,832
	Other Assets, less Liabilities 0.1%				6,445

	Net Assets 100.0%				$4,342,277

See Abbreviations on page 322.

aNon-income producing.

bSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. This security has been deemed liquid under guidelines approved by the Fund’s Board of Trustees. At September 30, 2019, the value of this security was $17,147, representing 0.4% of net assets.

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FRANKLIN TEMPLETON ETF TRUST

Financial Highlights

Franklin FTSE Russia ETF

	Six Months Ended September 30, 2019 (unaudited)	Year Ended March 31,
		2019	2018[a]
Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$23.37	$24.24	$23.90

Income from investment operations[b]:

Net investment income (loss)[c]	1.35	1.03	(—)[d]

Net realized and unrealized gains (losses)	2.06	(1.26)	0.34

Total from investment operations	3.41	(0.23)	0.34

Less distributions from net investment income	(0.17)	(0.64)	—

Net asset value, end of period	$26.61	$23.37	$24.24

Total return[e]	14.61%	(0.63)%	1.42%

Ratios to average net assets[f]

Total expenses	0.19%	0.19%	0.19%

Net investment income (loss)	10.45%	4.57%	(0.13)%

Supplemental data

Net assets, end of period (000’s)	$17,293	$11,683	$2,424

Portfolio turnover rate[g]	4.82%	31.57%	7.58%

Portfolio turnover rate excluding portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely or in part for cash[g,h]	4.82%	—%	—%

aFor the period February 6, 2018 (commencement of operations) to March 31, 2018.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dAmount rounds to less than $0.01 per share.

eTotal return is not annualized for periods less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.

fRatios are annualized for periods less than one year.

gPortfolio turnover rate excludes the value of portfolio securities received or delivered as a result of processing capital share transactions in Creation Units, if any.

hEffective September 30, 2019.

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Statement of Investments, September 30, 2019 (unaudited)

Franklin FTSE Russia ETF

		Industry	Shares	Value
	Common Stocks 95.0%
	Russia 95.0%
	Aeroflot – Russian Airlines PJSC	Airlines	100,308	$159,516
	Alrosa PJSC	Metals & Mining	357,318	410,283
	Federal Grid Co. Unified Energy System PJSC	Electric Utilities	49,859,693	142,749
	Federal Hydrogenerating Co.	Electric Utilities	22,010,352	176,978
	Gazprom PJSC	Oil, Gas & Consumable Fuels	794,443	2,765,995
	Inter RAO UES PJSC	Electric Utilities	5,468,502	378,389
	LUKOIL PJSC	Oil, Gas & Consumable Fuels	33,800	2,806,574
	Magnit PJSC	Food & Staples Retailing	7,904	433,436
	Magnitogorsk Iron & Steel Works	Metals & Mining	339,027	204,595
	MMC Norilsk Nickel PJSC	Metals & Mining	2,561	658,619
	Mobile TeleSystems PJSC	Wireless Telecommunication Services	105,989	432,892
	Moscow Exchange MICEX	Capital Markets	270,894	395,554
	Mosenergo PAO	Electric Utilities	1,533,376	53,186
	NLMK PJSC	Metals & Mining	178,646	391,585
	NovaTek PJSC	Oil, Gas & Consumable Fuels	40,417	817,528
	PhosAgro PJSC	Chemicals	6,760	259,012
	Polyus Gold OJSC	Metals & Mining	3,692	429,332
	Rosneft PJSC	Oil, Gas & Consumable Fuels	81,016	523,562
	Rosseti PJSC	Electric Utilities	5,652,855	107,590
	Rostelecom PJSC	Diversified Telecommunication Services	165,347	200,050
a	RussNeft PJSC	Oil, Gas & Consumable Fuels	8,502	75,556
	Sberbank of Russia PJSC	Banks	775,359	2,721,181
	Severstal PJSC	Metals & Mining	26,936	387,418
	Sistema PJSFC	Wireless Telecommunication Services	543,647	106,245
	Surgutneftegas PJSC	Oil, Gas & Consumable Fuels	448,370	244,631
	Tatneft PAO	Oil, Gas & Consumable Fuels	60,034	636,032
	Unipro PJSC	Independent Power and Renewable Electricity Producers	1,977,339	80,822
	VTB Bank PJSC	Banks	651,464,255	427,683

	Total Common Stocks (Cost $14,920,273)			16,426,993

	Preferred Stocks 4.9%
	Russia 4.9%
b	Bashneft PJSC, 9.547%, pfd.	Oil, Gas & Consumable Fuels	3,679	94,410
b	Surgutneftegas PJSC, 20.342%, pfd.	Oil, Gas & Consumable Fuels	483,366	279,072
b	Tatneft PJSC, 19.949%, pfd., 3	Oil, Gas & Consumable Fuels	5,902	57,007
b	Transneft PJSC, 7.147%, pfd.	Oil, Gas & Consumable Fuels	184	424,817

	Total Preferred Stocks (Cost $888,425)			855,306

	Total Investments (Cost $15,808,698) 99.9%			17,282,299
	Other Assets, less Liabilities 0.1%			10,969

	Net Assets 100.0%			$17,293,268

See Abbreviations on page 322.

aNon-income producing.

bVariable rate security. The rate shown represents the yield at period end.

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FRANKLIN TEMPLETON ETF TRUST

Financial Highlights

Franklin FTSE Saudi Arabia ETF

	Six Months Ended September 30, 2019 (unaudited)	Year Ended March 31, 2019[a]

Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$27.89	$24.71

Income from investment operations[b]:

Net investment income[c]	0.70	0.11

Net realized and unrealized gains (losses)	(2.51)	3.07

Total from investment operations	(1.81)	3.18

Less distributions from net investment income	(0.47)	—

Net asset value, end of period	$25.61	$27.89

Total return[d]	(6.70)%	12.87%

Ratios to average net assets[e]

Total expenses	0.39%	0.39%

Net investment income	5.06%	0.93%

Supplemental data

Net assets, end of period (000’s)	$2,561	$2,789

Portfolio turnover rate[f]	14.22%	12.41%

Portfolio turnover rate excluding portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely or in part for cash[f,g]	14.22%	—%

aFor the period October 9, 2018 (commencement of operations) to March 31, 2019.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return is not annualized for periods less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.

eRatios are annualized for periods less than one year.

fPortfolio turnover rate excludes the value of portfolio securities received or delivered as a result of processing capital share transactions in Creation Units, if any.

gEffective September 30, 2019.

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Statement of Investments, September 30, 2019 (unaudited)

Franklin FTSE Saudi Arabia ETF

		Industry	Shares	Value
	Common Stocks 99.7%
	Saudi Arabia 99.7%
	Abdullah Al Othaim Markets Co.	Food & Staples Retailing	808	$17,792
	Advanced Petrochemical Co.	Chemicals	2,118	27,384
	Al-Rajhi Bank	Banks	19,586	330,506
	Alinma Bank	Banks	12,426	74,466
	Almarai Co. JSC	Food Products	4,636	61,485
	Bank Al-Jazira	Banks	7,370	26,563
	Bank Albilad	Banks	6,742	47,628
	Bupa Arabia for Cooperative Insurance Co.	Insurance	1,140	32,335
	Dallah Healthcare Co.	Health Care Providers & Services	524	6,789
a	Dar Al Arkan Real Estate Development Co.	Real Estate Management & Development	9,708	30,900
a	Emaar Economic City	Real Estate Management & Development	7,640	20,204
a	Etihad Etisalat Co.	Wireless Telecommunication Services	6,922	44,545
a	Fawaz Abdulaziz Al Hokair & Co.	Specialty Retail	1,194	8,212
	Jarir Marketing Co.	Specialty Retail	1,078	45,405
a	Mobile Telecommunications Co.	Wireless Telecommunication Services	5,246	16,754
	Mouwasat Medical Services Co.	Health Care Providers & Services	880	20,597
	National Commercial Bank	Banks	21,560	264,672
	National Petrochemical Co.	Chemicals	2,898	18,387
a	Rabigh Refining and Petrochemical Co.	Oil, Gas & Consumable Fuels	4,018	21,273
	Riyad Bank	Banks	17,210	111,944
	Sahara International Petrochemical Co.	Chemicals	7,676	36,874
	Samba Financial Group	Banks	13,486	102,820
	Saudi Airlines Catering Co.	Hotels, Restaurants & Leisure	696	16,253
	Saudi Arabian Fertilizer Co.	Chemicals	3,650	78,134
a	Saudi Arabian Mining Co.	Metals & Mining	7,058	85,422
	Saudi Basic Industries Corp.	Chemicals	14,806	363,124
	Saudi Cement Co.	Construction Materials	1,498	28,433
	Saudi Electricity Co.	Electric Utilities	14,008	79,540
	Saudi Ground Services Co.	Transportation Infrastructure	1,638	14,366
	Saudi Industrial Investment Group	Chemicals	5,104	31,403
	Saudi Pharmaceutical Industries & Medical Appliances Corp.	Pharmaceuticals	1,078	7,558
a	Saudi Research & Marketing Group	Media	602	12,807
	Saudi Telecom Co.	Diversified Telecommunication Services	9,656	280,063
a	Savola Al-Azizia United Co.	Food Products	4,800	39,475
a	Seera Group Holdings	Hotels, Restaurants & Leisure	2,696	13,368
	Southern Province Cement Co.	Construction Materials	1,258	19,149
a	The Company for Cooperative Insurance	Insurance	1,124	20,315
	The Qassim Cement	Construction Materials	878	12,452
	Yanbu Cement	Construction Materials	1,646	15,204
	Yanbu National Petrochemical Co.	Chemicals	4,750	67,745

	Total Investments (Cost $2,502,418) 99.7%			2,552,346
	Other Assets, less Liabilities 0.3%			8,212

	Net Assets 100.0%			$2,560,558

See Abbreviations on page 322.

aNon-income producing.

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Financial Highlights

Franklin FTSE South Africa ETF

	Six Months Ended September 30, 2019 (unaudited)	Year Ended March 31, 2019[a]

Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$26.62	$24.42

Income from investment operations[b]:

Net investment income[c]	2.42	0.22

Net realized and unrealized gains (losses)	(4.11)	2.04

Total from investment operations	(1.69)	2.26

Less distributions from net investment income	(0.38)	(0.06)

Net asset value, end of period	$24.55	$26.62

Total return[d]	(6.50)%	9.26%

Ratios to average net assets[e]

Total expenses	0.19%	0.19%

Net investment income	17.98%	1.75%

Supplemental data

Net assets, end of period (000’s)	$2,455	$2,662

Portfolio turnover rate[f]	11.35%	7.12%

Portfolio turnover rate excluding portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely or in part for cash[f,g]	11.35%	—%

aFor the period October 10, 2018 (commencement of operations) to March 31, 2019.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return is not annualized for periods less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.

eRatios are annualized for periods less than one year.

fPortfolio turnover rate excludes the value of portfolio securities received or delivered as a result of processing capital share transactions in Creation Units, if any.

gEffective September 30, 2019.

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Statement of Investments, September 30, 2019 (unaudited)

Franklin FTSE South Africa ETF

		Industry		Shares	Value
	Common Stocks 100.0%
	Isle Of Man 0.2%
	MAS Real Estate Inc.	Real Estate Management & Development		4,048	$4,859

	Romania 1.2%
	NEPI Rockcastle PLC	Real Estate Management & Development		3,292	28,820

	South Africa 98.6%
	Absa Group Ltd.	Banks		6,760	68,155
	African Rainbow Minerals Ltd.	Metals & Mining		972	9,022
	Anglo American Platinum Ltd.	Metals & Mining		564	33,962
	AngloGold Ashanti Ltd.	Metals & Mining		3,880	72,697
	Aspen Pharmacare Holdings Ltd.	Pharmaceuticals		3,580	20,294
	Assore Ltd.	Metals & Mining		314	5,282
	AVI Ltd.	Food Products		3,060	16,603
	Barloworld Ltd.	Trading Companies & Distributors		1,988	15,157
	Bid Corp. Ltd.	Food & Staples Retailing		3,104	65,929
	Bidvest Group Ltd.	Industrial Conglomerates		3,158	39,741
	Capitec Bank Holdings Ltd.	Banks		498	42,285
	Clicks Group Ltd.	Food & Staples Retailing		2,360	33,463
	Coronation Fund Managers Ltd.	Capital Markets		2,416	6,643
a	Dis-Chem Pharmacies Ltd., Reg S	Food & Staples Retailing		3,672	5,449
	Discovery Ltd.	Insurance		3,388	25,484
	Distell Group Holdings Ltd.	Beverages		750	6,727
	Exxaro Resources Ltd.	Oil, Gas & Consumable Fuels		2,348	20,224
	FirstRand Ltd.	Diversified Financial Services		29,736	121,964
	Fortress REIT Ltd.	Equity Real Estate Investment Trusts (REITs	)	8,160	5,091
	Fortress REIT Ltd., A	Equity Real Estate Investment Trusts (REITs	)	10,964	14,896
	Gold Fields Ltd.	Metals & Mining		7,604	38,174
	Growthpoint Properties Ltd.	Equity Real Estate Investment Trusts (REITs	)	27,092	41,274
b	Harmony Gold Mining Co. Ltd.	Metals & Mining		4,272	12,200
	Hyprop Investments Ltd.	Equity Real Estate Investment Trusts (REITs	)	2,346	9,568
b	Impala Platinum Holdings Ltd.	Metals & Mining		6,844	43,007
	Investec Ltd.	Capital Markets		2,818	14,840
	JSE Ltd.	Capital Markets		780	6,739
	KAP Industrial Holdings Ltd.	Industrial Conglomerates		24,668	7,695
	Kumba Iron Ore Ltd.	Metals & Mining		482	11,904
	Liberty Holdings Ltd.	Insurance		1,124	8,332
	Life Healthcare Group Holdings Ltd.	Health Care Providers & Services		12,980	19,415
	Massmart Holdings Ltd.	Food & Staples Retailing		956	2,763
	Momentum Metropolitan Holdings	Insurance		9,302	11,442
	Motus Holdings Ltd.	Specialty Retail		1,622	7,362
	Mr. Price Group Ltd.	Specialty Retail		2,342	24,443
	MTN Group Ltd.	Wireless Telecommunication Services		16,838	106,941
b	MultiChoice Group Ltd.	Media		3,990	31,044
	Naspers Ltd., N	Internet & Direct Marketing Retail		3,118	471,952
	Nedbank Group Ltd.	Banks		3,726	55,738
	Netcare Ltd.	Health Care Providers & Services		13,476	15,598
b	Northam Platinum Ltd.	Metals & Mining		3,278	17,970
	Old Mutual Ltd.	Insurance		44,200	56,349
a	PepKor Holdings Ltd., Reg S	Specialty Retail		6,516	7,628
	Pick ‘N Pay Stores Ltd.	Food & Staples Retailing		3,186	12,511
	Pioneer Foods Group Ltd.	Food Products		1,290	9,019
	PSG Group Ltd.	Diversified Financial Services		1,526	21,252
	Rand Merchant Investment Holdings Ltd.	Insurance		7,046	13,913
	Redefine Properties Ltd.	Equity Real Estate Investment Trusts (REITs	)	52,710	27,220
	Remgro Ltd.	Diversified Financial Services		4,816	51,833
	Resilient REIT Ltd.	Equity Real Estate Investment Trusts (REITs	)	2,514	10,744
	Reunert Ltd.	Industrial Conglomerates		1,492	6,790
	RMB Holdings Ltd.	Diversified Financial Services		7,010	34,721
	Sanlam Ltd.	Insurance		16,344	80,391

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STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin FTSE South Africa ETF (continued)

		Industry		Shares	Value
	Common Stocks (continued)
	South Africa (continued)
	Santam Ltd.	Insurance		388	$7,523
	Sappi Ltd.	Paper & Forest Products		5,120	12,680
	Sasol Ltd.	Chemicals		5,222	87,154
	Shoprite Holdings Ltd.	Food & Staples Retailing		4,410	35,670
b	Sibanye Gold Ltd.	Metals & Mining		20,234	27,997
	Standard Bank Group Ltd.	Banks		11,982	138,047
b	Super Group Ltd.	Specialty Retail		3,376	6,179
	Telkom SA SOC Ltd.	Diversified Telecommunication Services		2,746	12,784
	The Foschini Group Ltd.	Specialty Retail		2,150	23,178
	The Spar Group Ltd.	Food & Staples Retailing		1,804	22,726
	Tiger Brands Ltd.	Food Products		1,550	21,525
	Truworths International Ltd.	Specialty Retail		3,994	13,961
	Tsogo Sun Gaming Ltd.	Hotels, Restaurants & Leisure		4,884	4,249
b	Tsogo Sun Hotels Ltd.	Hotels, Restaurants & Leisure		4,884	1,305
	Vodacom Group Ltd.	Wireless Telecommunication Services		5,580	44,029
	Vukile Property Fund Ltd.	Equity Real Estate Investment Trusts (REITs	)	8,262	10,353
	Woolworths Holdings Ltd.	Multiline Retail		8,942	32,483

					2,421,683

	Total Investments (Cost $2,641,499) 100.0%				2,455,362
	Other Assets, less Liabilities 0.0%†				(146)

	Net Assets 100.0%				$2,455,216

See Abbreviations on page 322.

†Rounds to less than 0.1% of net assets.

aSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Fund’s Board of Trustees. At September 30, 2019, the aggregate value of these securities was $13,077, representing 0.5% of net assets.

bNon-income producing.

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Financial Highlights

Franklin FTSE South Korea ETF

	Six Months Ended September 30, 2019 (unaudited)	Year Ended March 31,
		2019	2018[a]

Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$21.19	$25.98	$25.75

Income from investment operations[b]:

Net investment income[c]	0.07	0.40	0.10

Net realized and unrealized gains (losses)	(1.58)	(4.81)	0.40

Total from investment operations	(1.51)	(4.41)	0.50

Less distributions from net investment income	(0.05)	(0.38)	(0.27)

Net asset value, end of period	$19.63	$21.19	$25.98

Total return[d]	(7.12)%	(16.92)%	1.95%

Ratios to average net assets[e]

Total expenses	0.09%	0.09%	0.09%

Net investment income	0.69%	1.74%	0.94%

Supplemental data

Net assets, end of period (000’s)	$13,740	$16,948	$25,981

Portfolio turnover rate[f]	16.95%	5.21%	3.85%

Portfolio turnover rate excluding portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely or in part for cash[f,g]	2.34%	0.00%	0.00%

aFor the period November 2, 2017 (commencement of operations) to March 31, 2018.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return is not annualized for periods less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.

eRatios are annualized for periods less than one year.

fPortfolio turnover rate excludes the value of portfolio securities received or delivered as a result of processing capital share transactions in Creation Units, if any.

gEffective September 30, 2019.

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FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, September 30, 2019 (unaudited)

Franklin FTSE South Korea ETF

		Industry	Shares	Value
	Common Stocks 95.6%
	South Korea 95.6%
	Amorepacific Corp.	Personal Products	805	$94,555
	AmorePacific Group	Personal Products	742	40,569
	BGF Co. Ltd.	Industrial Conglomerates	672	3,371
	BGF Retail Co. Ltd.	Food & Staples Retailing	154	25,363
	BNK Financial Group Inc.	Banks	7,280	43,760
a	Celltrion Healthcare Co. Ltd.	Health Care Providers & Services	1,463	61,644
a	Celltrion Inc.	Biotechnology	2,492	341,670
	Cheil Worldwide Inc.	Media	1,771	36,718
	CJ CheilJedang Corp.	Food Products	196	38,425
	CJ Corp.	Industrial Conglomerates	315	21,594
	CJ ENM Co. Ltd.	Internet & Direct Marketing Retail	245	34,697
a	CJ Logistics Corp.	Road & Rail	182	21,986
	Daelim Industrial Co. Ltd.	Construction & Engineering	686	59,645
a	Daewoo Engineering & Construction Co. Ltd.	Construction & Engineering	4,522	18,260
a	Daewoo Shipbuilding & Marine Engineering Co. Ltd.	Machinery	1,218	31,159
	DB Insurance Co. Ltd.	Insurance	1,190	51,335
	DGB Financial Group Inc.	Banks	3,815	23,761
	Dongsuh Cos. Inc.	Food & Staples Retailing	805	12,114
	Doosan Bobcat Inc.	Machinery	616	18,230
b	Doosan Corp.	Industrial Conglomerates	147	12,867
a	Doosan Heavy Industries and Construction Co. Ltd.	Electrical Equipment	3,017	17,151
a	Doosan Infracore Co. Ltd.	Machinery	3,409	17,955
	E-MART Inc.	Food & Staples Retailing	511	48,274
	Fila Korea Ltd.	Textiles, Apparel & Luxury Goods	1,316	63,701
	GS Engineering & Construction Corp.	Construction & Engineering	1,477	40,748
	GS Holdings Corp.	Oil, Gas & Consumable Fuels	1,288	54,162
	GS Retail Co. Ltd.	Food & Staples Retailing	679	23,416
	Hana Financial Group Inc.	Banks	7,504	221,139
	Hankook Tire & Technology Co. Ltd.	Auto Components	1,897	51,146
	Hanmi Pharm Co. Ltd.	Pharmaceuticals	179	41,303
	Hanmi Science Co. Ltd.	Pharmaceuticals	350	11,587
	Hanon Systems	Auto Components	4,102	41,152
	Hanssem Co. Ltd.	Household Durables	252	12,641
a	Hanwha Aerospace Co. Ltd.	Aerospace & Defense	903	31,820
	Hanwha Chemical Corp.	Chemicals	2,030	30,463
	Hanwha Corp.	Industrial Conglomerates	1,085	22,904
a	Hanwha Corp.	Industrial Conglomerates	553	6,357
	Hanwha Life Insurance Co. Ltd.	Insurance	7,063	14,053
	HDC Holdings Co. Ltd.	Construction & Engineering	980	10,569
	HDC Hyundai Development Co-Engineering & Construction	Construction & Engineering	784	21,531
a	Helixmith Co. Ltd.	Biotechnology	462	25,608
	Hite Jinro Co. Ltd.	Beverages	749	17,032
a	HLB Inc.	Leisure Equipment & Products	896	45,244
	Hotel Shilla Co. Ltd.	Specialty Retail	784	56,499
	Hyundai Construction Equipment Co. Ltd.	Machinery	308	8,137
	Hyundai Department Store Co. Ltd.	Multiline Retail	385	25,138
	Hyundai Engineering & Construction Co. Ltd.	Construction & Engineering	1,841	71,261
	Hyundai Glovis Co. Ltd.	Air Freight & Logistics	469	61,166
	Hyundai Heavy Industries Holdings Co. Ltd.	Machinery	266	77,722
	Hyundai Marine & Fire Insurance Co. Ltd.	Insurance	1,540	33,989
	Hyundai Mipo Dockyard Co. Ltd.	Machinery	511	19,267
	Hyundai Mobis Co. Ltd.	Auto Components	1,652	348,037
	Hyundai Motor Co.	Automobiles	3,584	401,501
	Hyundai Steel Co.	Metals & Mining	1,897	61,692
	Hyundai Wia Corp.	Auto Components	399	17,012
	Industrial Bank of Korea	Banks	6,867	75,780
	Kakao Corp.	Interactive Media & Services	1,267	143,526
	Kangwon Land Inc.	Hotels, Restaurants & Leisure	2,695	66,578

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin FTSE South Korea ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	South Korea (continued)
	KB Financial Group Inc.	Banks	9,828	$350,839
	KCC Corp.	Building Products	140	25,515
	KEPCO Plant Service and Engineering Co. Ltd.	Commercial Services & Supplies	539	15,569
	Kia Motors Corp.	Automobiles	6,517	248,443
	Korea Aerospace Industries Ltd.	Aerospace & Defense	1,638	53,543
a	Korea Electric Power Corp.	Electric Utilities	6,433	139,292
	Korea Gas Corp.	Gas Utilities	672	22,247
	Korea Investment Holdings Co. Ltd.	Capital Markets	959	60,371
a	Korea Shipbuilding & Offshore Engineering Co Ltd.	Machinery	1,085	112,478
	Korea Zinc Co. Ltd.	Metals & Mining	252	94,383
	Korean Air Lines Co. Ltd.	Airlines	1,190	22,782
	KT&G Corp.	Tobacco	2,800	246,959
	Kumho Petrochemical Co. Ltd.	Chemicals	448	26,817
	LG Chem Ltd.	Chemicals	1,155	289,197
	LG Corp.	Industrial Conglomerates	2,282	133,545
a	LG Display Co. Ltd.	Electronic Equipment, Instruments & Components	5,691	67,322
	LG Electronics Inc.	Household Durables	2,716	153,040
	LG Household & Health Care Ltd.	Personal Products	224	244,759
	LG Uplus Corp.	Diversified Telecommunication Services	4,907	55,997
	Lotte Chemical Corp.	Chemicals	371	73,198
	Lotte Chilsung Beverage Co. Ltd.	Beverages	91	10,537
	Lotte Corp.	Industrial Conglomerates	651	19,729
	LOTTE Fine Chemical Co. Ltd.	Chemicals	441	16,812
	Lotte Shopping Co. Ltd.	Multiline Retail	287	30,952
	LS Corp.	Electrical Equipment	448	17,772
	Mando Corp.	Auto Components	847	25,633
	Medy-tox Inc.	Biotechnology	102	30,707
a	Mirae Asset Daewoo Co. Ltd.	Capital Markets	3,815	13,491
	Mirae Asset Daewood Co. Ltd.	Capital Markets	9,541	59,823
	Naver Corp.	Interactive Media & Services	3,381	443,771
	NCsoft Corp.	Entertainment	427	185,986
a	Netmarble Corp.	Entertainment	441	34,841
	NH Investment & Securities Co. Ltd.	Capital Markets	3,248	34,485
a	NHN Corp.	Entertainment	245	12,761
	Nongshim Co. Ltd.	Food Products	77	16,061
	OCI Co. Ltd.	Chemicals	462	26,844
	Orion Corp.	Food Products	553	45,492
	Ottogi Corp.	Food Products	35	17,059
	Paradise Co. Ltd.	Hotels, Restaurants & Leisure	1,162	17,972
	POSCO	Metals & Mining	1,722	326,793
	POSCO Chemical Co. Ltd.	Construction Materials	546	20,153
	Posco International Corp.	Trading Companies & Distributors	1,253	20,008
	S-1 Corp.	Commercial Services & Supplies	490	40,186
	S-Oil Corp.	Oil, Gas & Consumable Fuels	1,036	86,092
a	Samsung Biologics Co. Ltd.	Life Sciences Tools & Services	336	86,377
	Samsung C&T Corp.	Industrial Conglomerates	2,121	159,055
	Samsung Card Co. Ltd.	Consumer Finance	749	22,010
	Samsung Electro-Mechanics Co. Ltd.	Electronic Equipment, Instruments & Components	1,407	121,156
	Samsung Electronics Co. Ltd.	Technology Hardware, Storage & Peripherals	60,459	2,479,216
a	Samsung Engineering Co. Ltd.	Construction & Engineering	3,983	55,941
	Samsung Fire & Marine Insurance Co. Ltd.	Insurance	833	155,297
a	Samsung Heavy Industries Co. Ltd.	Machinery	11,025	72,631
	Samsung Life Insurance Co. Ltd.	Insurance	1,603	95,283
	Samsung SDI Co. Ltd.	Electronic Equipment, Instruments & Components	1,330	247,954
	Samsung SDS Co. Ltd.	IT Services	805	128,205
	Samsung Securities Co. Ltd.	Capital Markets	1,596	47,167
	Shinhan Financial Group Co. Ltd.	Banks	11,459	400,440

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin FTSE South Korea ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	South Korea (continued)
	Shinsegae Co. Ltd.	Multiline Retail	175	$38,404
a	SillaJen Inc.	Biotechnology	1,379	9,384
	SK Holdings Co. Ltd.	Industrial Conglomerates	840	143,260
	SK Hynix Inc.	Semiconductors & Semiconductor Equipment	13,118	901,475
	SK Innovation Co. Ltd.	Oil, Gas & Consumable Fuels	1,449	201,090
	SK Networks Co. Ltd.	Trading Companies & Distributors	3,633	16,887
	SK Telecom Co. Ltd.	Wireless Telecommunication Services	588	118,716
	SKC Co. Ltd.	Chemicals	469	15,605
	Ssangyong Cement Industrial Co. Ltd.	Construction Materials	2,674	13,659
	Woongjin Coway Co. Ltd.	Household Durables	1,428	100,998
	Woori Financial Group Inc.	Banks	14,140	147,175
	Yuhan Corp.	Pharmaceuticals	217	41,453

	Total Common Stocks (Cost $16,946,332)			13,138,078

	Preferred Stocks 4.1%
	South Korea 4.1%
c	Amorepacific Corp., 1.617%, pfd.	Personal Products	273	16,729
c	CJ CheilJedang Corp., 3.381%, pfd.	Food Products	42	3,687
c	Hyundai Motor Co., 4.829%, pfd., 2	Automobiles	910	64,590
c	Hyundai Motor Co., 5.301%, pfd.	Automobiles	574	36,662
c	LG Chem Ltd., 3.612%, pfd.	Chemicals	196	27,446
c	LG Electronics Inc., 2.914%, pfd.	Household Durables	469	10,763
c	LG Household & Health Care Ltd., 1.206%, pfd.	Personal Products	53	34,162
c	Samsung Electronics Co. Ltd., 3.587%, pfd.	Technology Hardware, Storage & Peripherals	10,605	350,205
c	Samsung Fire & Marine Insurance Co. Ltd., 7.080%, pfd.	Insurance	70	9,510

	Total Preferred Stocks (Cost $657,045)			553,754

	Total Investments (Cost $17,603,377) 99.7%			13,691,832
	Other Assets, less Liabilities 0.3%			47,956

	Net Assets 100.0%			$13,739,788

See Abbreviations on page 322.

aNon-income producing.

bFair valued using significant unobservable inputs. See Note 8 regarding fair value measurements.

cVariable rate security. The rate shown represents the yield at period end.

Futures Contracts

At September 30, 2019, the Fund had the following futures contracts outstanding. See Note 1(c).

Futures Contracts

Description	Type	Number of Contracts	Notional Amount*	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Equity Contracts
Kospi 200 Mini	Long	3	$34,298	10/10/19	$717

*As of period end.

See Note 7 regarding other derivative information.

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FRANKLIN TEMPLETON ETF TRUST

Financial Highlights

Franklin FTSE Switzerland ETF

	Six Months Ended September 30, 2019 (unaudited)	Year Ended March 31,
		2019	2018[a]

Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$23.86	$23.11	$23.56

Income from investment operations[b]:

Net investment income[c]	0.25	0.53	0.22

Net realized and unrealized gains (losses)	1.82	0.83	(0.67)

Total from investment operations	2.07	1.36	(0.45)

Less distributions from net investment income	(0.30)	(0.61)	—

Net asset value, end of period	$25.63	$23.86	$23.11

Total return[d]	8.72%	6.13%	(1.91)%

Ratios to average net assets[e]

Total expenses	0.09%	0.09%	0.09%

Net investment income	1.97%	2.35%	6.54%

Supplemental data

Net assets, end of period (000’s)	$7,689	$2,386	$2,311

Portfolio turnover rate[f]	5.85%	14.06%	2.72%

Portfolio turnover rate excluding portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely or in part for cash[f,g]	5.85%	—%	—%

aFor the period February 6, 2018 (commencement of operations) to March 31, 2018.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return is not annualized for periods less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.

eRatios are annualized for periods less than one year.

fPortfolio turnover rate excludes the value of portfolio securities received or delivered as a result of processing capital share transactions in Creation Units, if any.

gEffective September 30, 2019.

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FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, September 30, 2019 (unaudited)

Franklin FTSE Switzerland ETF

		Industry	Shares	Value

	Common Stocks 99.8%
	Switzerland 99.8%
	ABB Ltd.	Electrical Equipment	11,622	$228,559
	Adecco Group AG	Professional Services	1,044	57,815
a	Alcon Inc.	Health Care Equipment & Supplies	3,117	181,928
	Baloise Holding AG	Insurance	315	56,483
	Banque Cantonale Vaudoise	Banks	18	13,791
	Barry Callebaut AG	Food Products	15	30,958
	Chocoladefabriken Lindt & Spruengli AG	Food Products	14	103,475
	Clariant AG	Chemicals	1,362	26,539
	Compagnie Financiere Richemont SA	Textiles, Apparel & Luxury Goods	3,264	239,673
	Credit Suisse Group AG	Capital Markets	16,590	203,559
	DKSH Holding AG	Professional Services	243	12,141
	Dufry AG	Specialty Retail	195	16,325
	EMS-Chemie Holding AG	Chemicals	48	29,917
	Flughafen Zurich AG	Transportation Infrastructure	129	23,907
	Geberit AG	Building Products	243	116,145
	Georg Fischer AG	Machinery	27	23,408
	Givaudan AG	Chemicals	63	175,893
	Helvetia Holding AG	Insurance	222	30,657
	Julius Baer Group Ltd.	Capital Markets	1,467	65,056
	Kuehne + Nagel International AG	Marine	342	50,418
	LafargeHolcim Ltd., B	Construction Materials	3,426	168,766
	Logitech International SA	Technology Hardware, Storage & Peripherals	990	40,190
	Lonza Group AG	Life Sciences Tools & Services	504	170,536
	Nestle SA	Food Products	14,352	1,558,476
	Novartis AG	Pharmaceuticals	11,985	1,040,146
	OC Oerlikon Corp. AG	Machinery	1,323	13,281
	Pargesa Holding SA, B	Diversified Financial Services	258	19,858
	Partners Group Holding AG	Capital Markets	111	85,247
	PSP Swiss Property AG	Real Estate Management & Development	267	33,926
	Roche Holding AG	Pharmaceuticals	147	42,575
	Roche Holding AG	Pharmaceuticals	3,864	1,125,507
	Schindler Holding AG	Machinery	129	28,798
	Schindler Holding AG, PC	Machinery	276	61,779
	SGS SA	Professional Services	34	84,356
	Sika AG	Chemicals	942	137,925
	Sonova Holding AG	Health Care Equipment & Supplies	375	87,249
	Straumann Holding AG	Health Care Equipment & Supplies	69	56,451
	Sulzer AG	Machinery	117	11,516
	Swatch Group AG	Textiles, Apparel & Luxury Goods	300	15,088
	Swatch Group AG	Textiles, Apparel & Luxury Goods	198	52,600
	Swiss Life Holding AG	Insurance	228	109,090
	Swiss Prime Site AG	Real Estate Management & Development	513	50,238
	Swiss Re AG	Insurance	1,875	195,745
	Swisscom AG	Diversified Telecommunication Services	174	85,905
	Temenos AG	Software	405	67,828
	UBS Group AG	Capital Markets	22,008	250,063
	Vifor Pharma AG	Pharmaceuticals	303	48,451
	Zurich Insurance Group AG	Insurance	903	345,932

	Total Investments (Cost $7,332,109) 99.8%			7,674,169
	Other Assets, less Liabilities 0.2%			14,620

	Net Assets 100.0%			$7,688,789

See Abbreviations on page 322.

aNon-income producing.

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FRANKLIN TEMPLETON ETF TRUST

Financial Highlights

Franklin FTSE Taiwan ETF

	Six Months Ended September 30, 2019 (unaudited)	Year Ended March 31,
		2019	2018[a]

Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$24.72	$26.34	$25.59

Income from investment operations[b]:

Net investment income (loss)[c]	0.84	0.47	(0.02)

Net realized and unrealized gains (losses)	0.18	(1.85)	0.77

Total from investment operations	1.02	(1.38)	0.75

Less distributions from net investment income	(0.01)	(0.24)	(—)[d]

Net asset value, end of period	$25.73	$24.72	$26.34

Total return[e]	4.13%	(5.15)%	2.93%

Ratios to average net assets[f]

Total expenses	0.19%	0.19%	0.19%

Net investment income (loss)	6.74%	1.96%	(0.19)%

Supplemental data

Net assets, end of period (000’s)	$15,438	$14,834	$5,268

Portfolio turnover rate[g]	2.31%	8.71%	3.63%

Portfolio turnover rate excluding portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely or in part for cash[g,h]	2.31%	—%	—%

aFor the period November 2, 2017 (commencement of operations) to March 31, 2018.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dAmount rounds to less than $0.001 per share.

eTotal return is not annualized for periods less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.

fRatios are annualized for periods less than one year.

gPortfolio turnover rate excludes the value of portfolio securities received or delivered as a result of processing capital share transactions in Creation Units, if any.

hEffective September 30, 2019.

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FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, September 30, 2019 (unaudited)

Franklin FTSE Taiwan ETF

		Industry	Shares	Value

	Common Stocks 99.6%
	Taiwan 99.6%
	Acer Inc.	Technology Hardware, Storage & Peripherals	87,000	$49,915
	Advantech Co. Ltd.	Technology Hardware, Storage & Peripherals	11,000	96,795
	ASE Industrial Holding Co. Ltd.	Semiconductors & Semiconductor Equipment	102,000	232,771
	Asia Cement Corp.	Construction Materials	72,000	100,488
	Asustek Computer Inc.	Technology Hardware, Storage & Peripherals	21,000	139,777
	AU Optronics Corp.	Electronic Equipment, Instruments & Components	267,000	67,644
	Capital Securities Corp.	Capital Markets	66,470	18,875
	Catcher Technology Co. Ltd.	Technology Hardware, Storage & Peripherals	23,000	174,217
	Cathay Financial Holding Co. Ltd.	Insurance	240,000	316,395
	Chailease Holding Co. Ltd.	Diversified Financial Services	37,080	149,398
	Chang Hwa Commercial Bank Ltd.	Banks	192,000	133,985
	Cheng Shin Rubber Industry Co. Ltd.	Auto Components	57,000	84,146
	Chicony Electronics Co. Ltd.	Technology Hardware, Storage & Peripherals	18,030	53,118
	China Airlines Ltd.	Airlines	81,000	23,706
	China Development Financial Holding Corp.	Insurance	423,000	125,982
a	China Life Insurance Co. Ltd.	Insurance	87,000	68,984
b	China Motor Corp.	Automobiles	8,400	12,624
	China Steel Corp.	Metals & Mining	375,000	278,006
	Chunghwa Telecom Co. Ltd.	Diversified Telecommunication Services	117,000	418,605
	Compal Electronics Inc.	Technology Hardware, Storage & Peripherals	126,000	72,697
	CTBC Financial Holding Co. Ltd.	Banks	552,000	366,523
	Delta Electronics Inc.	Electronic Equipment, Instruments & Components	66,000	281,874
	E.Sun Financial Holding Co. Ltd.	Banks	333,543	282,213
	Eclat Textile Co. Ltd.	Textiles, Apparel & Luxury Goods	6,000	80,453
	Epistar Corp.	Semiconductors & Semiconductor Equipment	30,000	23,449
	Eternal Materials Co. Ltd.	Chemicals	30,630	25,028
	EVA Airways Corp.	Airlines	72,000	31,678
a	Evergreen Marine Corp. Taiwan Ltd.	Marine	69,196	28,995
	Far Eastern International Bank	Banks	63,146	24,424
	Far Eastern New Century Corp.	Industrial Conglomerates	120,000	110,816
	Far EasTone Telecommunications Co. Ltd.	Wireless Telecommunication Services	48,000	112,169
	Feng Tay Enterprise Co. Ltd.	Textiles, Apparel & Luxury Goods	11,000	78,889
	First Financial Holding Co. Ltd.	Banks	300,000	210,801
	Formosa Chemicals & Fibre Corp.	Chemicals	105,000	293,429
	Formosa Petrochemical Corp.	Oil, Gas & Consumable Fuels	42,000	132,940
	Formosa Plastics Corp.	Chemicals	147,000	447,759
	Formosa Taffeta Co. Ltd.	Textiles, Apparel & Luxury Goods	30,000	32,684
	Foxconn Technology Co. Ltd.	Electronic Equipment, Instruments & Components	33,000	68,820
	Fubon Financial Holding Co. Ltd.	Insurance	222,000	318,784
	Giant Manufacturing Co. Ltd.	Leisure Equipment & Products	9,000	61,210
	Globalwafers Co. Ltd.	Semiconductors & Semiconductor Equipment	6,300	63,763
	Hon Hai Precision Industry Co. Ltd.	Electronic Equipment, Instruments & Components	363,000	856,472
	Hotai Motor Co. Ltd.	Specialty Retail	9,480	144,074
	HTC Corp.	Technology Hardware, Storage & Peripherals	21,000	24,029
	Hua Nan Financial Holdings Co. Ltd.	Banks	276,000	186,375
	Innolux Corp.	Electronic Equipment, Instruments & Components	261,000	55,524
	Inventec Corp.	Technology Hardware, Storage & Peripherals	93,000	64,149
	Largan Precision Co. Ltd.	Electronic Equipment, Instruments & Components	3,120	447,517
	Lite-On Technology Corp.	Technology Hardware, Storage & Peripherals	66,000	104,878
	MediaTek Inc.	Semiconductors & Semiconductor Equipment	45,000	535,222
	Mega Financial Holding Co. Ltd.	Banks	330,000	305,807
	Nan Ya Plastics Corp.	Chemicals	171,000	384,171
	Nanya Technology Corp.	Semiconductors & Semiconductor Equipment	24,000	62,273
	Novatek Microelectronics Corp. Ltd.	Semiconductors & Semiconductor Equipment	18,000	103,273
a	OBI Pharma Inc.	Biotechnology	4,194	18,858
	Oriental Union Chemical Corp.	Chemicals	21,000	14,925
	Pegatron Corp.	Technology Hardware, Storage & Peripherals	60,000	104,434

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin FTSE Taiwan ETF (continued)

		Industry	Shares	Value

	Common Stocks (continued)
	Taiwan (continued)
	Pou Chen Corp.	Textiles, Apparel & Luxury Goods	81,000	$103,781
	President Chain Store Corp.	Food & Staples Retailing	17,100	159,841
	Quanta Computer Inc.	Technology Hardware, Storage & Peripherals	81,000	147,774
	Realtek Semiconductor Corp.	Semiconductors & Semiconductor Equipment	14,000	103,789
	Shin Kong Financial Holding Co. Ltd.	Insurance	355,008	107,448
	SinoPac Financial Holdings Co. Ltd.	Banks	321,040	125,210
	Synnex Technology International Corp.	Electronic Equipment, Instruments & Components	42,000	49,142
	Taishin Financial Holding Co. Ltd.	Banks	309,114	137,995
	Taiwan Business Bank	Banks	135,822	55,818
	Taiwan Cement Corp.	Construction Materials	147,000	187,869
	Taiwan Cooperative Financial Holding Co. Ltd.	Banks	285,000	188,319
	Taiwan Fertilizer Co. Ltd.	Chemicals	21,000	30,798
	Taiwan Glass Industry Corp.	Building Products	51,000	19,151
	Taiwan High Speed Rail Corp.	Transportation Infrastructure	63,000	71,682
	Taiwan Mobile Co. Ltd.	Wireless Telecommunication Services	48,000	173,282
	Taiwan Secom Co. Ltd.	Commercial Services & Supplies	9,000	25,528
	Taiwan Semiconductor Manufacturing Co. Ltd.	Semiconductors & Semiconductor Equipment	364,000	3,191,284
	Teco Electric & Machinery Co. Ltd.	Electrical Equipment	54,000	43,514
	The Shanghai Commercial & Savings Bank Ltd.	Banks	99,000	166,253
a	TPK Holding Co. Ltd.	Electronic Equipment, Instruments & Components	9,000	16,216
	Transcend Information Inc.	Technology Hardware, Storage & Peripherals	9,000	18,682
	U-Ming Marine Transport Corp.	Marine	12,000	12,977
	Uni-President Enterprises Corp.	Food Products	147,000	354,417
	Unimicron Technology Corp.	Electronic Equipment, Instruments & Components	39,000	54,871
	United Microelectronics Corp.	Semiconductors & Semiconductor Equipment	333,000	143,828
	Vanguard International Semiconductor Corp.	Semiconductors & Semiconductor Equipment	27,000	54,567
	Walsin Lihwa Corp.	Electrical Equipment	93,000	43,466
	Walsin Technology Corp.	Electronic Equipment, Instruments & Components	15,000	84,369
	Wan Hai Lines Ltd.	Marine	21,000	12,353
	Wistron Corp.	Technology Hardware, Storage & Peripherals	84,000	67,824
	Yageo Corp.	Electronic Equipment, Instruments & Components	12,000	95,344
	Yuanta Financial Holding Co. Ltd.	Capital Markets	339,000	202,147
	Yulon Motor Co. Ltd.	Automobiles	27,000	17,101
	Yulon Nissan Motor Co. Ltd.	Automobiles	1,000	8,042

	Total Investments (Cost $14,744,842) 99.6%			15,381,492
	Other Assets, less Liabilities 0.4%			56,903

	Net Assets 100.0%			$15,438,395

See Abbreviations on page 322.

aNon-income producing.

bFair valued using significant unobservable inputs. See Note 8 regarding fair value measurements.

At September 30, 2019, the Fund had the following futures contracts outstanding. See Note 1(c).

Futures Contracts

Description	Type	Number of Contracts	Notional Amount*	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Equity Contracts
SGX MSCI Taiwan Index	Long	1	$40,710	10/30/19	$248

*As of period end.

See Note 7 regarding other derivative information.

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FRANKLIN TEMPLETON ETF TRUST

Financial Highlights

Franklin FTSE United Kingdom ETF

	Six Months Ended September 30, 2019 (unaudited)	Year Ended March 31,
		2019	2018[a]

Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$24.23	$25.23	$24.89

Income from investment operations[b]:

Net investment income[c]	0.63	1.05	0.38

Net realized and unrealized gains (losses)	(0.92)	(1.21)	0.07

Total from investment operations	(0.29)	(0.16)	0.45

Less distributions from net investment income	(0.53)	(0.84)	(0.11)

Net asset value, end of period	$23.41	$24.23	$25.23

Total return[d]	(1.23)%	(0.51)%	1.80%

Ratios to average net assets[e]

Total expenses	0.09%	0.09%	0.09%

Net investment income	5.34%	4.46%	3.68%

Supplemental data

Net assets, end of period (000’s)	$28,097	$29,076	$2,523

Portfolio turnover rate[f]	2.27%	10.10%	1.61%

Portfolio turnover rate excluding portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely or in part for cash[f,g]	2.27%	0.00%	0.00%

aFor the period November 2, 2017 (commencement of operations) to March 31, 2018.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return is not annualized for periods less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.

eRatios are annualized for periods less than one year, except for non-recurring expenses, if any.

fPortfolio turnover rate excludes the value of portfolio securities received or delivered as a result of processing capital share transactions in Creation Units, if any.

gEffective September 30, 2019.

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FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, September 30, 2019 (unaudited)

Franklin FTSE United Kingdom ETF

		Industry		Shares	Value

	Common Stocks 99.3%
	Australia 2.4%
	Rio Tinto PLC	Metals & Mining		12,888	$668,468

	Germany 0.2%
	TUI AG	Hotels, Restaurants & Leisure		5,160	60,140

	Ireland 1.7%
	CRH PLC	Construction Materials		9,360	321,577
	Flutter Entertainment PLC	Hotels, Restaurants & Leisure		888	83,275
	Smurfit Kappa Group PLC	Containers & Packaging		2,760	82,784

					487,636

	Kazakhstan 0.1%
	KAZ Minerals PLC	Metals & Mining		2,520	13,456

	Russia 0.3%
	Evraz PLC	Metals & Mining		6,312	36,371
	Polymetal International PLC	Metals & Mining		3,600	50,574

					86,945

	South Africa 0.1%
	Investec PLC	Capital Markets		7,824	40,369

	Switzerland 1.7%
	Coca-Cola HBC AG	Beverages		2,304	75,438
	Glencore PLC	Metals & Mining		128,784	388,419

					463,857

	United Arab Emirates 0.1%
	NMC Health PLC	Health Care Providers & Services		1,008	33,662

	United Kingdom 92.4%
	3i Group PLC	Capital Markets		11,232	161,457
	Admiral Group PLC	Insurance		2,448	63,893
	Anglo American PLC	Metals & Mining		14,688	338,688
	Antofagasta PLC	Metals & Mining		4,080	45,200
	Ashmore Group PLC	Capital Markets		4,488	27,985
	Ashtead Group PLC	Trading Companies & Distributors		5,400	150,656
	Associated British Foods PLC	Food Products		4,104	116,471
	AstraZeneca PLC	Pharmaceuticals		15,384	1,376,518
	Auto Trader Group PLC	Interactive Media & Services		10,560	66,367
	Aveva Group PLC	Software		768	35,017
	Aviva PLC	Insurance		45,840	225,559
	B&M European Value Retail SA	Multiline Retail		10,128	47,352
	Babcock International Group PLC	Commercial Services & Supplies		3,011	20,704
	BAE Systems PLC	Aerospace & Defense		37,560	263,826
	Barclays PLC	Banks		201,360	373,196
	Barratt Developments PLC	Household Durables		11,688	93,332
	Bellway PLC	Household Durables		1,488	61,354
	BHP Group PLC	Metals & Mining		24,384	520,558
	BP PLC	Oil, Gas & Consumable Fuels		233,424	1,483,690
	British American Tobacco PLC	Tobacco		26,760	991,763
	British Land Co. PLC	Equity Real Estate Investment Trusts (REITs	)	10,992	79,214
	BT Group PLC	Diversified Telecommunication Services		102,264	225,046
	Bunzl PLC	Trading Companies & Distributors		3,984	104,326
	Burberry Group PLC	Textiles, Apparel & Luxury Goods		4,800	128,593
	Centrica PLC	Multi-Utilities		67,632	61,457
	Cineworld Group PLC	Entertainment		11,688	32,839
a	Cobham PLC	Aerospace & Defense		27,744	53,625
	Compass Group PLC	Hotels, Restaurants & Leisure		18,576	479,113
	ConvaTec Group PLC	Health Care Equipment & Supplies		17,496	37,774
	Croda International PLC	Chemicals		1,464	87,679

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin FTSE United Kingdom ETF (continued)

		Industry		Shares	Value

	Common Stocks (continued)
	United Kingdom (continued)
	CYBG PLC	Banks		14,376	$20,355
	DCC PLC	Industrial Conglomerates		1,152	100,735
	Derwent London PLC	Equity Real Estate Investment Trusts (REITs	)	1,224	50,831
	Diageo PLC	Beverages		27,384	1,124,731
	Direct Line Insurance Group PLC	Insurance		16,344	60,462
	DS Smith PLC	Containers & Packaging		15,024	66,725
	easyJet PLC	Airlines		2,280	32,311
	Experian PLC	Professional Services		10,632	340,516
	Ferguson PLC	Trading Companies & Distributors		2,688	196,890
	Fresnillo PLC	Metals & Mining		2,160	18,196
	G4S PLC	Commercial Services & Supplies		17,832	41,576
	GlaxoSmithKline PLC	Pharmaceuticals		57,408	1,234,197
	GVC Holdings PLC	Hotels, Restaurants & Leisure		6,744	61,781
	Halma PLC	Electronic Equipment, Instruments & Components		4,464	108,424
	Hargreaves Lansdown PLC	Capital Markets		3,120	79,933
	Hikma Pharmaceuticals PLC	Pharmaceuticals		1,632	44,244
	Hiscox Ltd.	Insurance		3,240	66,278
	Howden Joinery Group PLC	Trading Companies & Distributors		6,672	46,076
	HSBC Holdings PLC	Banks		237,240	1,826,023
	IMI PLC	Machinery		3,096	36,634
	Imperial Brands PLC	Tobacco		11,160	251,423
	Inchcape PLC	Distributors		4,824	37,540
	Informa PLC	Media		14,640	153,708
	InterContinental Hotels Group PLC	Hotels, Restaurants & Leisure		2,136	133,584
	International Consolidated Airlines Group SA	Airlines		7,512	43,971
	Intertek Group PLC	Professional Services		1,896	127,990
	ITV PLC	Media		43,872	68,066
	J Sainsbury PLC	Food & Staples Retailing		18,864	51,095
	JD Sports Fashion PLC	Specialty Retail		4,152	38,445
	John Wood Group PLC	Energy Equipment & Services		7,800	36,516
	Johnson Matthey PLC	Chemicals		2,256	84,987
a	Just Eat PLC	Internet & Direct Marketing Retail		6,696	55,136
	Kingfisher PLC	Specialty Retail		25,056	63,853
	Land Securities Group PLC	Equity Real Estate Investment Trusts (REITs	)	8,400	88,649
	Legal & General Group PLC	Insurance		69,480	212,681
	Lloyds Banking Group PLC	Banks		826,824	551,426
	London Stock Exchange Group PLC	Capital Markets		3,672	330,687
	Marks & Spencer Group PLC	Multiline Retail		22,516	51,178
	Meggitt PLC	Aerospace & Defense		9,000	70,426
	Melrose Industries PLC	Electrical Equipment		56,448	140,235
	Merlin Entertainments PLC	Hotels, Restaurants & Leisure		8,232	45,893
	Micro Focus International PLC	Software		3,912	54,802
	Mondi PLC	Paper & Forest Products		5,640	108,284
	National Grid PLC	Multi-Utilities		40,752	442,878
	Next PLC	Multiline Retail		1,488	113,430
a	Ocado Group PLC	Internet & Direct Marketing Retail		5,280	86,049
	Pearson PLC	Media		9,072	82,504
	Pennon Group PLC	Water Utilities		4,848	49,407
	Persimmon PLC	Household Durables		3,720	99,476
	Phoenix Group Holdings PLC	Insurance		6,120	52,136
	Prudential PLC	Insurance		30,480	554,017
	Quilter PLC	Capital Markets		21,600	36,293
	Reckitt Benckiser Group PLC	Household Products		7,368	576,009
	RELX PLC	Professional Services		22,032	524,674
	Renishaw PLC	Electronic Equipment, Instruments & Components		432	19,505
	Rentokil Initial PLC	Commercial Services & Supplies		21,731	125,273
	Rightmove PLC	Interactive Media & Services		10,224	69,370
	Rolls-Royce Holdings PLC	Aerospace & Defense		19,944	194,748

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin FTSE United Kingdom ETF (continued)

	Industry		Shares	Value

Common Stocks (continued)
United Kingdom (continued)
Royal Bank of Scotland Group PLC	Banks		53,208	$136,120
Royal Dutch Shell PLC, A	Oil, Gas & Consumable Fuels		50,304	1,477,832
Royal Dutch Shell PLC, B	Oil, Gas & Consumable Fuels		43,920	1,296,777
RSA Insurance Group PLC	Insurance		12,096	79,627
Schroders PLC	Capital Markets		1,344	50,928
Segro PLC	Equity Real Estate Investment Trusts (REITs	)	12,816	128,051
Severn Trent PLC	Water Utilities		2,760	73,635
Smith & Nephew PLC	Health Care Equipment & Supplies		10,272	247,974
Smiths Group PLC	Industrial Conglomerates		4,608	89,151
Spirax-Sarco Engineering PLC	Machinery		864	83,526
SSE PLC	Electric Utilities		12,000	184,180
St. James’s Place Capital PLC	Capital Markets		6,072	73,284
Standard Chartered PLC	Banks		30,864	260,227
Standard Life Aberdeen PLC	Capital Markets		27,904	98,275
Tate & Lyle PLC	Food Products		5,496	49,847
Taylor Wimpey PLC	Household Durables		38,136	75,897
Tesco PLC	Food & Staples Retailing		113,352	336,638
The Berkeley Group Holdings PLC	Household Durables		1,392	71,685
The Sage Group PLC	Software		12,768	108,785
Travis Perkins PLC	Trading Companies & Distributors		2,952	46,963
Unilever PLC	Personal Products		12,768	769,393
United Utilities Group PLC	Water Utilities		7,920	80,597
Vodafone Group PLC	Wireless Telecommunication Services		314,208	627,261
Weir Group PLC	Machinery		3,024	53,121
Whitbread PLC	Hotels, Restaurants & Leisure		1,584	83,817
William Morrison Supermarkets PLC	Food & Staples Retailing		25,536	63,030
WPP PLC	Media		14,352	180,043

				25,963,178

United States 0.3%
Carnival PLC	Hotels, Restaurants & Leisure		1,824	75,748

Total Investments (Cost $29,743,820) 99.3%				27,893,459
Other Assets, less Liabilities 0.7%				203,993

Net Assets 100.0%				$28,097,452

See Abbreviations on page 322.

aNon-income producing.

At September 30, 2019, the Fund had the following futures contracts outstanding. See Note 1(c).

Futures Contracts

Description	Type	Number of Contracts	Notional Amount*	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Equity Contracts
FTSE 100 Index	Long	2	$181,974	12/20/19	$2,487

*As of period end.

See Note 7 regarding other derivative information.

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FRANKLIN TEMPLETON ETF TRUST

FINANCIAL STATEMENTS

Statements of Assets and Liabilities

September 30, 2019 (unaudited)

	Franklin FTSE Asia ex Japan ETF	Franklin FTSE Australia ETF	Franklin FTSE Brazil ETF	Franklin FTSE Canada ETF
Assets:
Investments in securities:
Cost – Unaffiliated issuers	$18,558,411	$11,483,850	$13,842,129	$4,896,342
Cost – Non-controlled affiliates (Note 3c)	5,820	—	—	—

Value – Unaffiliated issuers+	$16,373,834	$11,359,981	$15,569,563	$5,121,963
Value – Non-controlled affiliates (Note 3c)	5,820	—	—	—
Cash	11,208	—	—	—
Foreign currency, at value (cost $82,995, $45,153, $36,668 and $-, respectively)	82,903	45,051	36,725	—
Receivables:
Dividends and interest	33,673	34,810	68,203	12,012
Variation margin on futures contracts	509	—	3,077	—
Deposits with brokers for:
Futures contracts	5,200	—	6,988	—

Total assets	16,513,147	11,439,842	15,684,556	5,133,975

Liabilities:
Payables:
Investment securities purchased	—	—	—	7,557
Management fees	2,577	843	3,085	376
Funds advanced by custodian	—	49,550	58,795	133
Foreign currency advanced by custodian	—	—	—	1,973
Deferred tax	2,649	—	—	—
Payable upon return of securities loaned	5,820	—	—	—

Total liabilities	11,046	50,393	61,880	10,039

Net assets, at value	$16,502,101	$11,389,449	$15,622,676	$5,123,936

Net assets consist of:
Paid-in capital	$18,898,409	$11,490,787	$24,145,329	$4,915,900
Total distributable earnings (loss)	(2,396,308)	(101,338)	(8,522,653)	208,036

Net assets, at value	$16,502,101	$11,389,449	$15,622,676	$5,123,936

Shares outstanding	800,000	450,000	600,000	200,000

Net asset value per share	$20.63	$25.31	$26.04	$25.62

+Includes securities loaned	$5,683	$—	$—	$—

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FRANKLIN TEMPLETON ETF TRUST

FINANCIAL STATEMENTS

Statements of Assets and Liabilities (continued)

September 30, 2019 (unaudited)

	Franklin FTSE China ETF	Franklin FTSE Europe ETF	Franklin FTSE Europe Hedged ETF	Franklin FTSE France ETF
Assets:
Investments in securities:
Cost – Unaffiliated issuers	$45,021,637	$73,203,671	$5,444,059	$3,756,365
Cost – Non-controlled affiliates (Note 3c)	—	—	41,913	—

Value – Unaffiliated issuers	$39,368,252	$65,443,005	$4,758,761	$3,732,446
Value – Non-controlled affiliates (Note 3c)	—	—	41,913	—
Cash	—	15,788	—	209
Foreign currency, at value (cost $14,677, $152,684, $20,528 and $4,003, respectively)	14,674	152,021	20,342	3,968
Receivables:
Dividends and interest	71,659	201,210	33,089	4,377
Variation margin on futures contracts	—	1,216	511	—
Deposits with brokers for:
Futures contracts	5,183	17,670	5,408	—
Unrealized appreciation on OTC forward exchange contracts	—	—	39,155	—

Total assets	39,459,768	65,830,910	4,899,179	3,741,000

Liabilities:
Payables:
Investment securities purchased	—	—	14,698	7,714
Management fees	6,308	6,098	343	275
Variation margin on futures contracts	114	—	—	—
Funds advanced by custodian	2,974	—	18,207	—
Unrealized depreciation on OTC forward exchange contracts	—	—	13,312	—

Total liabilities	9,396	6,098	46,560	7,989

Net assets, at value	$39,450,372	$65,824,812	$4,852,619	$3,733,011

Net assets consist of:
Paid-in capital	$46,922,952	$70,748,087	$5,849,092	$3,735,560
Total distributable earnings (loss)	(7,472,580)	(4,923,275)	(996,473)	(2,549)

Net assets, at value	$39,450,372	$65,824,812	$4,852,619	$3,733,011

Shares outstanding	1,800,000	2,800,000	200,000	150,000

Net asset value per share	$21.92	$23.51	$24.26	$24.89

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FRANKLIN TEMPLETON ETF TRUST

FINANCIAL STATEMENTS

Statements of Assets and Liabilities (continued)

September 30, 2019 (unaudited)

	Franklin FTSE Germany ETF	Franklin FTSE Hong Kong ETF	Franklin FTSE India ETF	Franklin FTSE Italy ETF
Assets:
Investments in securities:
Cost – Unaffiliated issuers	$4,628,951	$18,470,227	$15,298,599	$10,967,451

Value – Unaffiliated issuers	$4,184,071	$17,663,014	$15,385,464	$11,560,237
Cash	84	1,019	16,061	465
Foreign currency, at value (cost $220, $25,870, $6,801 and $3,014, respectively)	219	25,860	6,804	2,998
Receivables:
Dividends and interest	484	43,901	1,828	417
Variation margin on futures contracts	—	53	—	—
Deposits with brokers for:
Futures contracts	—	5,317	990	10

Total assets	4,184,858	17,739,164	15,411,147	11,564,127

Liabilities:
Payables:
Management fees	310	1,340	2,333	852
Variation margin on futures contracts	—	—	75	—
Deferred tax	—	—	42,958	—

Total liabilities	310	1,340	45,366	852

Net assets, at value	$4,184,548	$17,737,824	$15,365,781	$11,563,275

Net assets consist of:
Paid-in capital	$4,666,843	$18,380,357	$15,506,134	$11,136,047
Total distributable earnings (loss)	(482,295)	(642,533)	(140,353)	427,228

Net assets, at value	$4,184,548	$17,737,824	$15,365,781	$11,563,275

Shares outstanding	200,000	750,000	700,000	500,000

Net asset value per share	$20.92	$23.65	$21.95	$23.13

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FRANKLIN TEMPLETON ETF TRUST

FINANCIAL STATEMENTS

Statements of Assets and Liabilities (continued)

September 30, 2019 (unaudited)

	Franklin FTSE Japan ETF	Franklin FTSE Japan Hedged ETF	Franklin FTSE Latin America ETF	Franklin FTSE Mexico ETF
Assets:
Investments in securities:
Cost – Unaffiliated issuers	$232,856,638	$5,311,863	$2,616,905	$4,659,333
Cost – Non-controlled affiliates (Note 3c)	64,467	1,813	—	—

Value – Unaffiliated issuers	$205,943,393	$4,663,266	$2,592,631	$4,335,832
Value – Non-controlled affiliates (Note 3c)	64,467	1,813	—	—
Cash	—	—	—	2,008
Foreign currency, at value (cost $10,757, $-, $9,207 and $5,017, respectively)	10,764	—	9,131	4,940
Receivables:
Dividends and interest	1,873,342	41,838	5,973	176
Deposits with brokers for:
Futures contracts	49,160	1,277	49	—
Unrealized appreciation on OTC forward exchange contracts	—	89,220	—	—

Total assets	207,941,126	4,797,414	2,607,784	4,342,956

Liabilities:
Payables:
Investment securities purchased	96	72,893	—	—
Management fees	16,055	342	406	679
Variation margin on futures contracts	3,754	191	—	—
Funds advanced by custodian	63,906	72	8,839	—
Foreign currency advanced by custodian	—	846	—	—
Unrealized depreciation on OTC forward exchange contracts	—	458	—	—

Total liabilities	83,811	74,802	9,245	679

Net assets, at value	$207,857,315	$4,722,612	$2,598,539	$4,342,277

Net assets consist of:
Paid-in capital	$235,234,911	$8,407,339	$2,619,441	$4,836,326
Total distributable earnings (loss)	(27,377,596)	(3,684,727)	(20,902)	(494,049)

Net assets, at value	$207,857,315	$4,722,612	$2,598,539	$4,342,277

Shares outstanding	8,400,000	200,000	100,000	200,000

Net asset value per share	$24.74	$23.61	$25.99	$21.71

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FRANKLIN TEMPLETON ETF TRUST

FINANCIAL STATEMENTS

Statements of Assets and Liabilities (continued)

September 30, 2019 (unaudited)

	Franklin FTSE Russia ETF	Franklin FTSE Saudi Arabia ETF	Franklin FTSE South Africa ETF	Franklin FTSE South Korea ETF
Assets:
Investments in securities:
Cost – Unaffiliated issuers	$15,808,698	$2,502,418	$2,641,499	$17,603,377

Value – Unaffiliated issuers	$17,282,299	$2,552,346	$2,455,362	$13,691,832
Cash	10,717	345	47	6,927
Foreign currency, at value (cost $-, $8,674, $6,470 and $37,663, respectively)	—	8,674	6,441	37,651
Receivables:
Dividends and interest	47,406	—	1,104	21,365
Variation margin on futures contracts	—	—	—	260
Deposits with brokers for:
Futures contracts	—	—	—	2,573

Total assets	17,340,422	2,561,365	2,462,954	13,760,608

Liabilities:
Payables:
Investment securities purchased	44,767	—	7,337	19,817
Management fees	2,387	807	401	1,003

Total liabilities	47,154	807	7,738	20,820

Net assets, at value	$17,293,268	$2,560,558	$2,455,216	$13,739,788

Net assets consist of:
Paid-in capital	$15,300,794	$2,482,525	$2,441,624	$21,044,528
Total distributable earnings (loss)	1,992,474	78,033	13,592	(7,304,740)

Net assets, at value	$17,293,268	$2,560,558	$2,455,216	$13,739,788

Shares outstanding	650,000	100,000	100,000	700,000

Net asset value per share	$26.61	$25.61	$24.55	$19.63

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FRANKLIN TEMPLETON ETF TRUST

FINANCIAL STATEMENTS

Statements of Assets and Liabilities (continued)

September 30, 2019 (unaudited)

	Franklin FTSE Switzerland ETF	Franklin FTSE Taiwan ETF	Franklin FTSE United Kingdom ETF
Assets:
Investments in securities:
Cost – Unaffiliated issuers	$7,332,109	$14,744,842	$29,743,820

Value – Unaffiliated issuers	$7,674,169	$15,381,492	$27,893,459
Cash	—	4,172	34,274
Foreign currency, at value (cost $5,886, $4,925 and $116,395, respectively)	5,831	4,922	116,064
Receivables:
Dividends and interest	23,568	48,038	47,455
Variation margin on futures contracts	—	292	—
Deposits with brokers for:
Futures contracts	—	1,870	8,160

Total assets	7,703,568	15,440,786	28,099,412

Liabilities:
Payables:
Management fees	568	2,391	1,839
Variation margin on futures contracts	—	—	121
Funds advanced by custodian	14,211	—	—

Total liabilities	14,779	2,391	1,960

Net assets, at value	$7,688,789	$15,438,395	$28,097,452

Net assets consist of:
Paid-in capital	$7,394,668	$14,383,078	$29,505,800
Total distributable earnings (loss)	294,121	1,055,317	(1,408,348)

Net assets, at value	$7,688,789	$15,438,395	$28,097,452

Shares outstanding	300,000	600,000	1,200,000

Net asset value per share	$25.63	$25.73	$23.41

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FRANKLIN TEMPLETON ETF TRUST

FINANCIAL STATEMENTS

Statements of Operations

for the period ended September 30, 2019 (unaudited)

	Franklin FTSE Asia ex Japan ETF	Franklin FTSE Australia ETF	Franklin FTSE Brazil ETF	Franklin FTSE Canada ETF
Investment income:
Dividends: (net of foreign taxes)[a]
Unaffiliated issuers	$321,229	$238,784	$251,555	$71,463
Interest:
Unaffiliated issuers	—	—	26	—
Interest from securities loaned:
Unaffiliated issuers (net of fees and rebates)	23	—	—	—
Non-Controlled affiliates (Note 3c)	17	—	—	—

Total investment income	321,269	238,784	251,581	71,463

Expenses:
Management fees (Note 3a)	16,078	4,413	19,778	2,244
Other	17	—	77	—

Total expenses	16,095	4,413	19,855	2,244
Expenses waived/paid by affiliates (Note 3c)	(59)	—	—	—

Net investment income	305,233	234,371	231,726	69,219

Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers	(200,036)	(69,982)	(395,755)	(26,423)
Foreign currency transactions	(2,311)	(16)	(2,556)	387
Futures contracts	(2,427)	—	3,822	—

Net realized gain (loss)	(204,774)	(69,998)	(394,489)	(26,036)

Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers	(998,511)	327,365	700,446	300,217
Translation of other assets and liabilities denominated in foreign currencies	431	(375)	(2,870)	(52)
Futures contracts	(2,973)	—	5,381	—
Change in deferred taxes on unrealized appreciation	13,992	—	—	—

Net change in unrealized appreciation (depreciation)	(987,061)	326,990	702,957	300,165

Net realized and unrealized gain (loss)	(1,191,835)	256,992	308,468	274,129

Net increase (decrease) in net assets resulting from operations	$(886,602)	$491,363	$540,194	$343,348

[a]Foreign taxes withheld on dividends	$34,866	$4,169	$15,921	$12,610

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FRANKLIN TEMPLETON ETF TRUST

FINANCIAL STATEMENTS

Statements of Operations (continued)

for the period ended September 30, 2019 (unaudited)

	Franklin FTSE China ETF	Franklin FTSE Europe ETF	Franklin FTSE Europe Hedged ETF	Franklin FTSE France ETF
Investment income:
Dividends: (net of foreign taxes)[a]
Unaffiliated issuers	$825,917	$2,039,578	$105,250	$79,346
Non-Controlled affiliates (Note 3c)	—	—	278	—
Interest:
Unaffiliated issuers	—	—	45	—
Interest from securities loaned:
Unaffiliated issuers (net of fees and rebates)	—	236	—	—
Non-Controlled affiliates (Note 3)	—	489	—	—

Total investment income	825,917	2,040,303	105,573	79,346

Expenses:
Management fees (Note 3a)	39,032	43,234	2,117	1,521
Other	—	85	101	—

Total expenses	39,032	43,319	2,218	1,521
Expenses waived/paid by affiliates (Note 3c)	—	—	(44)	—

Net investment income	786,885	1,996,984	103,399	77,825

Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers	(1,898,474)	(320,924)	(11,926)	(4,812)
In-kind redemptions	—	2,479,647	—	—
Foreign currency transactions	7,664	(12,073)	19,003	115
Futures contracts	(765)	38,389	10,957	965
Foreign exchange contracts	—	—	404,827	—

Net realized gain (loss)	(1,891,575)	2,185,039	422,861	(3,732)

Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers	(2,615,024)	(1,250,007)	24,556	111,489
Translation of other assets and liabilities denominated in foreign currencies	(30)	2,432	285	(57)
Futures contracts	(2,831)	5,970	334	—
Forward exchange contracts	—	—	(199,957)	—

Net change in unrealized appreciation (depreciation)	(2,617,885)	(1,241,605)	(174,782)	111,432

Net realized and unrealized gain (loss)	(4,509,460)	943,434	248,079	107,700

Net increase (decrease) in net assets resulting from operations	$(3,722,575)	$2,940,418	$351,478	$185,525

[a]Foreign taxes withheld on dividends	$65,337	$219,116	$13,435	$13,368

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FRANKLIN TEMPLETON ETF TRUST

FINANCIAL STATEMENTS

Statements of Operations (continued)

for the period ended September 30, 2019 (unaudited)

	Franklin FTSE Germany ETF	Franklin FTSE Hong Kong ETF	Franklin FTSE India ETF	Franklin FTSE Italy ETF
Investment income:
Dividends: (net of foreign taxes)[a]
Unaffiliated issuers	$98,201	$425,490	$68,857	$366,261

Total investment income	98,201	425,490	68,857	366,261

Expenses:
Management fees (Note 3a)	1,908	8,699	8,624	4,795
Other	—	—	44	7

Total expenses	1,908	8,699	8,668	4,802

Net investment income	96,293	416,791	60,189	361,459

Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers	(29,803)	24,783	(84,357)	(113,336)
Foreign currency transactions	173	258	(41,926)	127
Futures contracts	—	2,699	(177)	6

Net realized gain (loss)	(29,630)	27,740	(126,460)	(113,203)

Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers	73,704	(2,559,699)	(18,355)	87,702
Translation of other assets and liabilities denominated in foreign currencies	35	(34)	146	108
Futures contracts	—	(1,885)	(771)	—
Change in deferred taxes on unrealized appreciation	—	—	(4,567)	—

Net change in unrealized appreciation (depreciation)	73,739	(2,561,618)	(23,547)	87,810

Net realized and unrealized gain (loss)	44,109	(2,533,878)	(150,007)	(25,393)

Net increase (decrease) in net assets resulting from operations	$140,402	$(2,117,087)	$(89,818)	$336,066

[a]Foreign taxes withheld on dividends	$15,439	$242	$—	$50,891

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FRANKLIN TEMPLETON ETF TRUST

FINANCIAL STATEMENTS

Statements of Operations (continued)

for the period ended September 30, 2019 (unaudited)a

	Franklin FTSE Japan ETF	Franklin FTSE Japan Hedged ETF	Franklin FTSE Latin America ETF	Franklin FTSE Mexico ETF
Investment income:
Dividends: (net of foreign taxes)[a]
Unaffiliated issuers	$2,360,897	$54,928	$40,629	$91,963
Non-Controlled affiliates (Note 3c)	1,583	431	—	—
Interest from securities loaned:
Unaffiliated issuers (net of fees and rebates)	1,599	—	—	—
Non-Controlled affiliates (Note 3c)	1,012	—	—	—

Total investment income	2,365,091	55,359	40,629	91,963

Expenses:
Management fees (Note 3a)	111,460	3,715	2,506	4,182
Other	1,021	77	—	—

Total expenses	112,481	3,792	2,506	4,182
Expenses waived/paid by affiliates (Note 3c)	(422)	(89)	—	—

Net investment income	2,253,032	51,656	38,123	87,781

Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers	(1,391,937)	(95,693)	(8,279)	(115,719)
In-kind redemptions	620,514	(1,341,580)	—	—
Foreign currency transactions	69,094	1,990	(775)	374
Futures contracts	62,163	(5,731)	156	127
Foreign exchange contracts	—	(252,553)	—	—

Net realized gain (loss)	(640,166)	(1,693,567)	(8,898)	(115,218)

Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers	5,776,595	1,542,664	(25,753)	9,982
Translation of other assets and liabilities denominated in foreign currencies	7,877	253	30	30
Futures contracts	2,273	1,470	245	—
Forward exchange contracts	—	69,721	—	—

Net change in unrealized appreciation (depreciation)	5,786,745	1,614,108	(25,478)	10,012

Net realized and unrealized gain (loss)	5,146,579	(79,459)	(34,376)	(105,206)

Net increase (decrease) in net assets resulting from operations	$7,399,611	$(27,803)	$3,747	$(17,425)

aFor the period October 9, 2018 (commencement of operations) to March 31, 2019.

[a]Foreign taxes withheld on dividends	$263,009	$6,168	$3,203	$4,260

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FRANKLIN TEMPLETON ETF TRUST

FINANCIAL STATEMENTS

Statements of Operations (continued)

for the period ended September 30, 2019 (unaudited)a

	Franklin FTSE Russia ETF	Franklin FTSE Saudi Arabia ETF	Franklin FTSE South Africa ETF	Franklin FTSE South Korea ETF
Investment income:
Dividends: (net of foreign taxes)[a]
Unaffiliated issuers	$730,470	$75,024	$244,053	$59,396
Interest from securities loaned:
Unaffiliated issuers (net of fees and rebates)	4	—	—	578
Non-Controlled affiliates (Note 3)	359	—	—	79

Total investment income	730,833	75,024	244,053	60,053

Expenses:
Management fees (Note 3a)	13,053	5,371	2,552	6,968
Other	—	—	—	14

Total expenses	13,053	5,371	2,552	6,982
Expenses waived/paid by affiliates (Note 3c)	(133)	—	—	(13)

Net investment income	717,913	69,653	241,501	53,084

Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers	8,485	(3,991)	(15,476)	(1,834,788)
Foreign currency transactions	(8,641)	(48)	(69)	19,031
Futures contracts	—	—	—	2,099
Foreign exchange contracts	—	(36)	—	—

Net realized gain (loss)	(156)	(4,075)	(15,545)	(1,813,658)

Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers	937,552	(247,050)	(394,849)	222,650
Translation of other assets and liabilities denominated in foreign currencies	293	—	(93)	3,576
Futures contracts	—	—	—	2,015

Net change in unrealized appreciation (depreciation)	937,845	(247,050)	(394,942)	228,241

Net realized and unrealized gain (loss)	937,689	(251,125)	(410,487)	(1,585,417)

Net increase (decrease) in net assets resulting from operations	$1,655,602	$(181,472)	$(168,986)	$(1,532,333)

aFor the period October 9, 2018 (commencement of operations) to September, 2019.

[a]Foreign taxes withheld on dividends	$81,163	$2,556	$8,250	$11,193

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FRANKLIN TEMPLETON ETF TRUST

FINANCIAL STATEMENTS

Statements of Operations (continued)

for the period ended September 30, 2019 (unaudited)

	Franklin FTSE Switzerland ETF	Franklin FTSE Taiwan ETF	Franklin FTSE United Kingdom ETF
Investment income:
Dividends: (net of foreign taxes)[a]
Unaffiliated issuers	$50,628	$518,692	$767,295
Interest:
Unaffiliated issuers	—	36	—

Total investment income	50,628	518,728	767,295

Expenses:
Management fees (Note 3a)	2,216	14,213	12,722

Total expenses	2,216	14,213	12,722

Net investment income	48,412	504,515	754,573

Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers	(23,991)	15,174	(131,648)
In-kind redemptions	—	—	162,136
Foreign currency transactions	(103)	(900)	(17,249)
Futures contracts	—	3,185	16,542

Net realized gain (loss)	(24,094)	17,459	29,781

Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers	389,743	87,944	(1,673,355)
Translation of other assets and liabilities denominated in foreign currencies	19	191	3,104
Futures contracts	—	248	(4,316)

Net change in unrealized appreciation (depreciation)	389,762	88,383	(1,674,567)

Net realized and unrealized gain (loss)	365,668	105,842	(1,644,786)

Net increase (decrease) in net assets resulting from operations	$414,080	$610,357	$(890,213)

[a]Foreign taxes withheld on dividends	$7,957	$139,085	$9,090

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FRANKLIN TEMPLETON ETF TRUST

FINANCIAL STATEMENTS

Statements of Changes in Net Assets

	Franklin FTSE Asia ex Japan ETF		Franklin FTSE Australia ETF

	Six Months Ended September 30, 2019 (unaudited)	Year Ended March 31, 2019	Six Months Ended September 30, 2019 (unaudited)	Year Ended March 31, 2019
Increase (decrease) in net assets:
Operations:
Net investment income	$305,233	$382,992	$234,371	$374,062
Net realized gain (loss)	(204,774)	(215,726)	(69,998)	392,801
Net change in unrealized appreciation (depreciation)	(987,061)	(1,187,115)	326,990	(276,343)

Net increase (decrease) in net assets resulting from operations	(886,602)	(1,019,849)	491,363	490,520

Distributions to shareholders:	(99,368)	(370,953)	(275,732)	(242,641)

Capital share transactions: (Note 2)	—	9,428,138	3,784,703	4,674,690

Net increase (decrease) in net assets	(985,970)	8,037,336	4,000,334	4,922,569
Net assets:
Beginning of period	17,488,071	9,450,735	7,389,115	2,466,546

End of period	$16,502,101	$17,488,071	$11,389,449	$7,389,115

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FRANKLIN TEMPLETON ETF TRUST

FINANCIAL STATEMENTS

Statements of Changes in Net Assets (continued)

	Franklin FTSE Brazil ETF		Franklin FTSE Canada ETF

	Six Months Ended September 30, 2019 (unaudited)	Year Ended March 31, 2019	Six Months Ended September 30, 2019 (unaudited)	Year Ended March 31, 2019
Increase (decrease) in net assets:
Operations:
Net investment income	$231,726	$831,596	$69,219	$110,177
Net realized gain (loss)	(394,489)	(9,920,956)	(26,036)	(143,008)
Net change in unrealized appreciation (depreciation)	702,957	950,677	300,165	91,259

Net increase (decrease) in net assets resulting from operations	540,194	(8,138,683)	343,348	58,428

Distributions to shareholders:	(302,769)	(923,263)	(46,308)	(95,664)

Capital share transactions: (Note 2)	(5,193,574)	(14,952,279)	—	2,487,064

Net increase (decrease) in net assets	(4,956,149)	(24,014,225)	297,040	2,449,828
Net assets:
Beginning of period	20,578,825	44,593,050	4,826,896	2,377,068

End of period	$15,622,676	$20,578,825	$5,123,936	$4,826,896

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FRANKLIN TEMPLETON ETF TRUST

FINANCIAL STATEMENTS

Statements of Changes in Net Assets (continued)

	Franklin FTSE China ETF		Franklin FTSE Europe ETF

	Six Months Ended September 30, 2019 (unaudited)	Year Ended March 31, 2019	Six Months Ended September 30, 2019 (unaudited)	Year Ended March 31, 2019
Increase (decrease) in net assets:
Operations:
Net investment income	$786,885	$576,193	$1,996,984	$3,116,118
Net realized gain (loss)	(1,891,575)	(603,039)	2,185,039	(1,055,832)
Net change in unrealized appreciation (depreciation)	(2,617,885)	(1,780,744)	(1,241,605)	(5,306,884)

Net increase (decrease) in net assets resulting from operations	(3,722,575)	(1,807,590)	2,940,418	(3,246,598)

Distributions to shareholders:	(54,680)	(584,365)	(1,646,698)	(3,141,008)

Capital share transactions: (Note 2)	7,205	14,421,020	(9,828,228)	(24,163,732)

Net increase (decrease) in net assets	(3,770,050)	12,029,065	(8,534,508)	(30,551,338)
Net assets:
Beginning of period	43,220,422	31,191,357	74,359,320	104,910,658

End of period	$39,450,372	$43,220,422	$65,824,812	$74,359,320

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FRANKLIN TEMPLETON ETF TRUST

FINANCIAL STATEMENTS

Statements of Changes in Net Assets (continued)

	Franklin FTSE Europe Hedged ETF		Franklin FTSE France ETF

	Six Months Ended September 30, 2019 (unaudited)	Year Ended March 31, 2019	Six Months Ended September 30, 2019 (unaudited)	Year Ended March 31, 2019
Increase (decrease) in net assets:
Operations:
Net investment income	$103,399	$1,007,339	$77,825	$70,225
Net realized gain (loss)	422,861	(619,268)	(3,732)	(13,591)
Net change in unrealized appreciation (depreciation)	(174,782)	581,744	111,432	(134,495)

Net increase (decrease) in net assets resulting from operations	351,478	969,815	185,525	(77,861)

Distributions to shareholders:	(61,666)	(3,462,145)	(42,424)	(68,766)

Capital share transactions: (Note 2)	—	(26,372,741)	1,203,488	—

Net increase (decrease) in net assets	289,812	(28,865,071)	1,346,589	(146,627)
Net assets:
Beginning of period	4,562,807	33,427,878	2,386,422	2,533,049

End of period	$4,852,619	$4,562,807	$3,733,011	$2,386,422

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FRANKLIN TEMPLETON ETF TRUST

FINANCIAL STATEMENTS

Statements of Changes in Net Assets (continued)

	Franklin FTSE Germany ETF		Franklin FTSE Hong Kong ETF

	Six Months Ended September 30, 2019 (unaudited)	Year Ended March 31, 2019	Six Months Ended September 30, 2019 (unaudited)	Year Ended March 31, 2019
Increase (decrease) in net assets:
Operations:
Net investment income	$96,293	$74,153	$416,791	$329,771
Net realized gain (loss)	(29,630)	(26,064)	27,740	(82,452)
Net change in unrealized appreciation (depreciation)	73,739	(420,241)	(2,561,618)	1,512,009

Net increase (decrease) in net assets resulting from operations	140,402	(372,152)	(2,117,087)	1,759,328

Distributions to shareholders:	(96,019)	(59,669)	(262,786)	(273,434)

Capital share transactions: (Note 2)	—	2,111,997	—	10,779,669

Net increase (decrease) in net assets	44,383	1,680,176	(2,379,873)	12,265,563
Net assets:
Beginning of period	4,140,165	2,459,989	20,117,697	7,852,134

End of period	$4,184,548	$4,140,165	$17,737,824	$20,117,697

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FRANKLIN TEMPLETON ETF TRUST

FINANCIAL STATEMENTS

Statements of Changes in Net Assets (continued)

	Franklin FTSE India ETF		Franklin FTSE Italy ETF

	Six Months Ended September 30, 2019 (unaudited)	Year Ended March 31, 2019	Six Months Ended September 30, 2019 (unaudited)	Year Ended March 31, 2019
Increase (decrease) in net assets:
Operations:
Net investment income	$60,189	$70,302	$361,459	$117,532
Net realized gain (loss)	(126,460)	(78,187)	(113,203)	(226,842)
Net change in unrealized appreciation (depreciation)	(23,547)	175,178	87,810	433,507

Net increase (decrease) in net assets resulting from operations	(89,818)	167,293	336,066	324,197

Distributions to shareholders:	(61,381)	(47,624)	(302,027)	(91,568)

Capital share transactions: (Note 2)	8,509,806	4,613,517	1,118,853	7,550,898

Net increase (decrease) in net assets	8,358,607	4,733,186	1,152,892	7,783,527
Net assets:
Beginning of period	7,007,174	2,273,988	10,410,383	2,626,856

End of period	$15,365,781	$7,007,174	$11,563,275	$10,410,383

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FRANKLIN TEMPLETON ETF TRUST

FINANCIAL STATEMENTS

Statements of Changes in Net Assets (continued)

	Franklin FTSE Japan ETF		Franklin FTSE Japan Hedged ETF

	Six Months Ended September 30, 2019 (unaudited)	Year Ended March 31, 2019	Six Months Ended September 30, 2019 (unaudited)	Year Ended March 31, 2019
Increase (decrease) in net assets:
Operations:
Net investment income	$2,253,032	$5,403,894	$51,656	$618,951
Net realized gain (loss)	(640,166)	1,361,394	(1,693,567)	(379,945)
Net change in unrealized appreciation (depreciation)	5,786,745	(27,193,949)	1,614,108	(1,905,925)

Net increase (decrease) in net assets resulting from operations	7,399,611	(20,428,661)	(27,803)	(1,666,919)

Distributions to shareholders:	(2,996,719)	(3,317,982)	—	(2,263,375)

Capital share transactions: (Note 2)	(86,750,981)	217,869,864	(9,119,220)	(27,397,137)

Net increase (decrease) in net assets	(82,348,089)	194,123,221	(9,147,023)	(31,327,431)
Net assets:
Beginning of period	290,205,404	96,082,183	13,869,635	45,197,066

End of period	$207,857,315	$290,205,404	$4,722,612	$13,869,635

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FINANCIAL STATEMENTS

Statements of Changes in Net Assets (continued)

	Franklin FTSE Latin America ETF		Franklin FTSE Mexico ETF

	Six Months Ended September 30, 2019 (unaudited)	Year Ended March 31, 2019[a]	Six Months Ended September 30, 2019 (unaudited)	Year Ended March 31, 2019
Increase (decrease) in net assets:
Operations:
Net investment income	$38,123	$37,946	$87,781	$79,171
Net realized gain (loss)	(8,898)	(5,596)	(115,218)	(72,084)
Net change in unrealized appreciation (depreciation)	(25,478)	834	10,012	(350,568)

Net increase (decrease) in net assets resulting from operations	3,747	33,184	(17,425)	(343,481)

Distributions to shareholders:	(45,918)	(11,915)	(61,916)	(78,632)

Capital share transactions: (Note 2)	—	2,619,441	—	2,346,009

Net increase (decrease) in net assets	(42,171)	2,640,710	(79,341)	1,923,896
Net assets:
Beginning of period	2,640,710	—	4,421,618	2,497,722

End of period	$2,598,539	$2,640,710	$4,342,277	$4,421,618

aFor the period October 9, 2018 (commencement of operations) to March 31, 2019.

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FINANCIAL STATEMENTS

Statements of Changes in Net Assets (continued)

	Franklin FTSE Russia ETF		Franklin FTSE Saudi Arabia ETF

	Six Months Ended September 30, 2019 (unaudited)	Year Ended March 31, 2019	Six Months Ended September 30, 2019 (unaudited)	Year Ended March 31, 2019[a]
Increase (decrease) in net assets:
Operations:
Net investment income	$717,913	$319,495	$69,653	$11,269
Net realized gain (loss)	(156)	(76,440)	(4,075)	(1,893)
Net change in unrealized appreciation (depreciation)	937,845	499,491	(247,050)	296,978

Net increase (decrease) in net assets resulting from operations	1,655,602	742,546	(181,472)	306,354

Distributions to shareholders:	(85,496)	(307,541)	(46,849)	—

Capital share transactions: (Note 2)	4,040,147	8,824,329	—	2,482,525

Net increase (decrease) in net assets	5,610,253	9,259,334	(228,321)	2,788,879
Net assets:
Beginning of period	11,683,015	2,423,681	2,788,879	—

End of period	$17,293,268	$11,683,015	$2,560,558	$2,788,879

aFor the period October 9, 2018 (commencement of operations) to March 31, 2019.

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FINANCIAL STATEMENTS

Statements of Changes in Net Assets (continued)

	Franklin FTSE South Africa ETF		Franklin FTSE South Korea ETF

	Six Months Ended September 30, 2019 (unaudited)	Year Ended March 31, 2019[a]	Six Months Ended September 30, 2019 (unaudited)	Year Ended March 31, 2019
Increase (decrease) in net assets:
Operations:
Net investment income	$241,501	$21,691	$53,084	$378,016
Net realized gain (loss)	(15,545)	(4,371)	(1,813,658)	(1,589,948)
Net change in unrealized appreciation (depreciation)	(394,942)	208,803	228,241	(3,252,311)

Net increase (decrease) in net assets resulting from operations	(168,986)	226,123	(1,532,333)	(4,464,243)

Distributions to shareholders:	(37,595)	(5,950)	(41,710)	(340,269)

Capital share transactions: (Note 2)	—	2,441,624	(1,634,635)	(4,227,746)

Net increase (decrease) in net assets	(206,581)	2,661,797	(3,208,678)	(9,032,258)
Net assets:
Beginning of period	2,661,797	—	16,948,466	25,980,724

End of period	$2,455,216	$2,661,797	$13,739,788	$16,948,466

aFor the period October 10, 2018 (commencement of operations) to March 31, 2019.

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FINANCIAL STATEMENTS

Statements of Changes in Net Assets (continued)

	Franklin FTSE Switzerland ETF		Franklin FTSE Taiwan ETF

	Six Months Ended September 30, 2019 (unaudited)	Year Ended March 31, 2019	Six Months Ended September 30, 2019 (unaudited)	Year Ended March 31, 2019
Increase (decrease) in net assets:
Operations:
Net investment income	$48,412	$57,316	$504,515	$158,804
Net realized gain (loss)	(24,094)	(119,463)	17,459	(103,534)
Net change in unrealized appreciation (depreciation)	389,762	18,957	88,383	400,486

Net increase (decrease) in net assets resulting from operations	414,080	(43,190)	610,357	455,756

Distributions to shareholders:	(60,643)	(60,937)	(5,578)	(144,725)

Capital share transactions: (Note 2)	4,949,338	179,347	—	9,254,307

Net increase (decrease) in net assets	5,302,775	75,220	604,779	9,565,338
Net assets:
Beginning of period	2,386,014	2,310,794	14,833,616	5,268,278

End of period	$7,688,789	$2,386,014	$15,438,395	$14,833,616

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FINANCIAL STATEMENTS

Statements of Changes in Net Assets (continued)

	Franklin FTSE United Kingdom ETF

	Six Months Ended September 30, 2019 (unaudited)	Year Ended March 31, 2019
Increase (decrease) in net assets:
Operations:
Net investment income	$754,573	$633,075
Net realized gain (loss)	29,781	680,822
Net change in unrealized appreciation (depreciation)	(1,674,567)	(181,708)

Net increase (decrease) in net assets resulting from operations	(890,213)	1,132,189

Distributions to shareholders:	(636,434)	(324,863)

Capital share transactions: (Note 2)	547,878	25,746,068

Net increase (decrease) in net assets	(978,769)	26,553,394
Net assets:
Beginning of period	29,076,221	2,522,827

End of period	$28,097,452	$29,076,221

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Notes to Financial Statements

1. Organization and Significant Accounting Policies

Franklin Templeton ETF Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of thirty-nine separate funds, twenty-three of which are included in this report (Funds) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP). Each of the Funds are an exchange traded fund (ETF) and seek to provide the investment results that closely correspond, before fees and expenses, to the performance of each Fund’s corresponding underlying index.

The following summarizes the Funds’ significant accounting policies.

a. Financial Instrument Valuation

The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Funds calculate the net asset value (NAV) per share as of 4 p.m. Eastern time each day the New York Stock Exchange (NYSE) is open for trading. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Funds’ administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Funds may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities and derivative financial instruments listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. London time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.

Certain derivative financial instruments are centrally cleared or trade in the OTC market. The Funds’ pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Funds’ net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.

The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Funds primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time. In addition, trading in certain foreign markets may not take place on every Funds’ business day. Occasionally, events occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Funds’ portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. The VC monitors price movements for significant events following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Funds. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that

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the Funds’ NAV is not calculated, which could result in differences between the value of the Funds’ portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Funds for financial reporting purposes.

b. Foreign Currency Translation

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. The Funds may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Portfolio securities and assets and liabilities denominated in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Board.

The Funds do not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments in the Statements of Operations.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c. Derivative Financial Instruments

Certain or all Funds invested in derivative financial instruments in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or losses in excess of the amounts shown in the Statements of Assets and Liabilities. Realized gain and loss and unrealized appreciation and depreciation on these contracts for the period are included in the Statements of Operations.

Derivative counterparty credit risk is managed through a formal evaluation of the creditworthiness of all potential counterparties. Certain or all Funds attempt to reduce their exposure to counterparty credit risk on OTC derivatives, whenever possible, by entering into International Swaps and Derivatives Association (ISDA) master agreements with certain counterparties. These agreements contain various provisions, including but not limited to collateral requirements, events of default, or early termination. Termination events applicable to the counterparty include certain deteriorations in the credit quality of the counterparty. Termination events applicable to the Funds include failure of the Funds to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In the event of default or early termination, the ISDA master agreement gives the non-defaulting party the right to net and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by one counterparty to the other. However, absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statements of Assets and Liabilities. Early termination by the counterparty may result in an immediate payment by the Funds of any net liability owed to that counterparty under the ISDA agreement.

Collateral requirements differ by type of derivative. Collateral terms are contract specific for OTC derivatives. For OTC derivatives traded under an ISDA master agreement, posting of collateral is required by either the Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty exceeds the minimum transfer amount, which typically ranges from $100,000 to $250,000, and can vary depending on the counterparty and the type of the agreement. Generally, collateral is determined at the close of Fund business each day and any additional collateral required due to changes in derivative values may be delivered by the Fund or the counterparty the next business day, or within a few business days. Collateral pledged

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and/or received by the Fund, if any, is held in segregated accounts with the Fund’s custodian/counterparty broker and can be in the form of cash and/or securities. Unrestricted cash may be invested according to the Funds’ investment objectives. To the extent that the amounts due to the Fund from its counterparties are not subject to collateralization or are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.

Certain or all Funds entered into exchange traded futures contracts primarily to manage and/or gain exposure to equity price risk. A futures contract is an agreement between the Fund and a counterparty to buy or sell an asset at a specified price on a future date. Required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable in the Statements of Assets and Liabilities.

Certain or all Funds entered into OTC forward exchange contracts primarily to manage and/or gain exposure to certain foreign currencies. A forward exchange contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency at a specific exchange rate on a future date.

See Note 7 regarding other derivative information.

d. Securities Lending

Certain or all Funds participate in an agency based securities lending program to earn additional income. The Fund receives cash collateral against the loaned securities in an amount equal to at least 102% of the fair value of the loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the fair value of loaned securities, as determined at the close of Fund business each day; any additional collateral required due to changes in security values is delivered to the Fund on the next business day. The collateral is deposited into a joint cash account with other funds and is used to invest in a money market fund managed by Franklin Advisers, Inc., an affiliate of the Funds. The Fund may receive income from the investment of cash collateral, in addition to lending fees and rebates paid by the borrower. Income from securities loaned, net of fees paid to the securities lending agent and/or third-party vendor, is reported separately in the Statements of Operations. The Fund bears the market risk with respect to the collateral investment, securities loaned, and the risk that the agent may default on its obligations to the Fund. If the borrower defaults on its obligation to return the securities loaned, the Fund has the right to repurchase the securities in the open market using the collateral received. The securities lending agent has agreed to indemnify the Fund in the event of default by a third party borrower.

e. Income and Deferred Taxes

It is each Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code. Each Fund intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required.

The Funds may be subject to foreign taxation related to income received, capital gains on the sale of securities and certain foreign currency transactions in the foreign jurisdictions in which the Funds invest. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Funds invest. When a capital gain tax is determined to apply, certain or all Funds record an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the valuation date.

Each Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based on its technical merits. As of September 30, 2019, each Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and are based on the statute of limitations in each jurisdiction in which the Fund invests.

f. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Estimated expenses are accrued daily. Dividend income is recorded on the ex-dividend date except for certain dividends from securities where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information is received by the Funds. Distributions to shareholders are

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c. Derivative Financial Instruments (continued)

FRANKLIN TEMPLETON ETF TRUST

NOTES TO FINANCIAL STATEMENTS

recorded on the ex-dividend date. Distributable earnings are determined according to income tax regulations (tax basis) and may differ from earnings recorded in accordance with U.S. GAAP. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Common expenses incurred by the Trust are allocated among the Funds based on the ratio of net assets of each Fund to the combined net assets of the Trust. Certain Fund specific expenses are allocated directly to the Fund that incurred the expense. These expenses are paid by the Funds or by the investment manager, as applicable, according to the terms of the unified management fee agreement.

g. Accounting Estimates

The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

h. Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Funds, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

2. Shares of Beneficial Interest

Shares of the Funds are issued and redeemed at their respective NAV only in aggregations of a specified number of shares or multiples thereof (Creation Units). Only certain large institutional investors (Authorized Participants) may engage in creation or redemption transactions directly with the Funds. Once created, shares of the Funds generally trade in the secondary market in amounts less than one Creation Unit. The market price of the Funds’ shares will be based on the price in the secondary market which may be at, above or below the most recent NAV. Creation Units may be issued and redeemed in exchange for a designated portfolio of securities and/or cash (which may include cash in lieu of certain securities).

Authorized Participants pay a standard transaction fee to the shareholder servicing agent when purchasing or redeeming Creation Units of the Funds regardless of the number of Creation Units that are being created or redeemed on the same day by the Authorized Participant. The standard transaction fee is imposed to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units and is not charged to or paid by the Funds.

In addition, for cash Creation Unit transactions, a variable fee for creation transactions and redemption transactions may be charged to the Authorized Participant to cover certain brokerage, tax, foreign exchange, execution, market impact and other costs and expenses related to the execution of trades. Variable fees, if any, are included in capital share transactions in the Statements of Changes in Net Assets.

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2. Shares of Beneficial Interest (continued)

At September 30, 2019, there were an unlimited number of shares authorized (without par value). Transactions in the Funds’ shares were as follows:

	Franklin FTSE Asia ex Japan ETF

	Six Months Ended September 30, 2019		Year Ended March 31, 2019

	Shares	Amount	Shares	Amount
Shares sold	—	$—	400,000	$9,428,138

Net increase (decrease)	—	$—	400,000	$9,428,138

	Franklin FTSE Australia ETF

	Six Months Ended September 30, 2019		Year Ended March 31, 2019

	Shares	Amount	Shares	Amount
Shares sold	150,000	$3,784,703	500,000	$12,241,732
Shares redeemed	—	—	(300,000)	(7,567,042)

Net increase (decrease)	150,000	$3,784,703	200,000	$4,674,690

	Franklin FTSE Brazil ETF

	Six Months Ended September 30, 2019		Year Ended March 31, 2019

	Shares	Amount	Shares	Amount
Shares sold	—	$4,614	300,000	$7,431,063
Shares redeemed	(200,000)	(5,198,188)	(1,100,000)	(22,383,342)

Net increase (decrease)	(200,000)	$(5,193,574)	(800,000)	$(14,952,279)

	Franklin FTSE Canada ETF

	Six Months Ended September 30, 2019		Year Ended March 31, 2019

	Shares	Amount	Shares	Amount
Shares sold	—	$—	200,000	$4,802,307
Shares redeemed	—	—	(100,000)	(2,315,243)

Net increase (decrease)	—	$—	100,000	$2,487,064

	Franklin FTSE China ETF

	Six Months Ended September 30, 2019		Year Ended March 31, 2019

	Shares	Amount	Shares	Amount
Shares sold	—	$7,205	600,000	$14,421,020

Net increase (decrease)	—	$7,205	600,000	$14,421,020

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	Franklin FTSE Europe ETF

	Six Months Ended September 30, 2019		Year Ended March 31, 2019

	Shares	Amount	Shares	Amount
Shares sold	1,600,000	$36,983,074	—	$—
Shares redeemed	(2,000,000)	(46,811,302)	(1,000,000)	(24,163,732)

Net increase (decrease)	(400,000)	$(9,828,228)	(1,000,000)	$(24,163,732)

	Franklin FTSE Europe Hedged ETF

	Six Months Ended September 30, 2019		Year Ended March 31, 2019

	Shares	Amount	Shares	Amount
Shares redeemed	—	$—	(1,200,000)	$(26,372,741)

Net increase (decrease)	—	$—	(1,200,000)	$(26,372,741)

	Franklin FTSE France ETF

	Six Months Ended September 30, 2019		Year Ended March 31, 2019

	Shares	Amount	Shares	Amount
Shares sold	50,000	$1,203,488	—	$—

Net increase (decrease)	50,000	$1,203,488	—	$—

	Franklin FTSE Germany ETF

	Six Months Ended September 30, 2019		Year Ended March 31, 2019

	Shares	Amount	Shares	Amount
Shares sold	—	$—	100,000	$2,111,997

Net increase (decrease)	—	$—	100,000	$2,111,997

	Franklin FTSE Hong Kong ETF

	Six Months Ended September 30, 2019		Year Ended March 31, 2019

	Shares	Amount	Shares	Amount
Shares sold	—	$—	450,000	$10,779,669

Net increase (decrease)	—	$—	450,000	$10,779,669

	Franklin FTSE India ETF

	Six Months Ended September 30, 2019		Year Ended March 31, 2019

	Shares	Amount	Shares	Amount
Shares sold	400,000	$8,509,806	200,000	$4,613,517

Net increase (decrease)	400,000	$8,509,806	200,000	$4,613,517

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2. Shares of Beneficial Interest (continued)

	Franklin FTSE Italy ETF

	Six Months Ended September 30, 2019		Year Ended March 31, 2019

	Shares	Amount	Shares	Amount
Shares sold	50,000	$1,118,853	650,000	$14,664,447
Shares redeemed	—	—	(300,000)	(7,113,549)

Net increase (decrease)	50,000	$1,118,853	350,000	$7,550,898

	Franklin FTSE Japan ETF

	Six Months Ended September 30, 2019		Year Ended March 31, 2019

	Shares	Amount	Shares	Amount
Shares sold	600,000	$14,601,379	9,600,000	$246,910,441
Shares redeemed	(4,200,000)	(101,352,360)	(1,200,000)	(29,040,577)

Net increase (decrease)	(3,600,000)	$(86,750,981)	8,400,000	$217,869,864

	Franklin FTSE Japan Hedged ETF

	Six Months Ended September 30, 2019		Year Ended March 31, 2019

	Shares	Amount	Shares	Amount
Shares redeemed	(400,000)	$(9,119,220)	(1,200,000)	$(27,397,137)

Net increase (decrease)	(400,000)	$(9,119,220)	(1,200,000)	$(27,397,137)

	Franklin FTSE Latin America ETF

	Six Months Ended September 30, 2019		Year Ended March 31, 2019[a]

	Shares	Amount	Shares	Amount
Shares sold	—	$—	100,000	$2,619,441

Net increase (decrease)	—	$—	100,000	$2,619,441

	Franklin FTSE Mexico ETF

	Six Months Ended September 30, 2019		Year Ended March 31, 2019

	Shares	Amount	Shares	Amount
Shares sold	—	$—	100,000	$2,346,009

Net increase (decrease)	—	$—	100,000	$2,346,009

	Franklin FTSE Russia ETF

	Six Months Ended September 30, 2019		Year Ended March 31, 2019

	Shares	Amount	Shares	Amount
Shares sold	150,000	$4,040,147	500,000	$11,087,284
Shares redeemed	—	—	(100,000)	(2,262,955)

Net increase (decrease)	150,000	$4,040,147	400,000	$8,824,329

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	Franklin FTSE Saudi Arabia ETF

	Six Months Ended September 30, 2019		Year Ended March 31, 2019[a]

	Shares	Amount	Shares	Amount
Shares sold	—	$—	100,000	$2,482,525

Net increase (decrease)	—	$—	100,000	$2,482,525

	Franklin FTSE South Africa ETF

	Six Months Ended September 30, 2019		Year Ended March 31, 2019[b]

	Shares	Amount	Shares	Amount
Shares sold	—	$—	100,000	$2,441,624

Net increase (decrease)	—	$—	100,000	$2,441,624

	Franklin FTSE South Korea ETF

	Six Months Ended September 30, 2019		Year Ended March 31, 2019

	Shares	Amount	Shares	Amount
Shares sold	100,000	$2,002,593	—	$13,712
Shares redeemed	(200,000)	(3,637,228)	(200,000)	(4,241,458)

Net increase (decrease)	(100,000)	$(1,634,635)	(200,000)	$(4,227,746)

	Franklin FTSE Switzerland ETF

	Six Months Ended September 30, 2019		Year Ended March 31, 2019

	Shares	Amount	Shares	Amount
Shares sold	200,000	$4,949,338	100,000	$2,352,537
Shares redeemed	—	—	(100,000)	(2,173,190)

Net increase (decrease)	200,000	$4,949,338	—	$179,347

	Franklin FTSE Taiwan ETF

	Six Months Ended September 30, 2019		Year Ended March 31, 2019

	Shares	Amount	Shares	Amount
Shares sold	—	$—	400,000	$9,254,307

Net increase (decrease)	—	$—	400,000	$9,254,307

	Franklin FTSE United Kingdom ETF

	Six Months Ended September 30, 2019		Year Ended March 31, 2019

	Shares	Amount	Shares	Amount
Shares sold	400,000	$9,464,061	1,450,000	$34,027,374
Shares redeemed	(400,000)	(8,916,183)	(350,000)	(8,281,306)

Net increase (decrease)	—	$547,878	1,100,000	$25,746,068

aFor the period October 9, 2018 (commencement of operations) to March 31, 2019.

bFor the period October 10, 2018 (commencement of operations) to March 31, 2019.

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3. Transactions with Affiliates

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton. Certain officers and trustees of the Funds are also officers and/or directors of the following subsidiaries:

Subsidiary	Affiliation
Franklin Advisers, Inc (Advisers)	Investment manager
Franklin Advisory Services, LLC (FASL)	Investment manager
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)	Principal underwriter

a. Management Fees

The Funds pay a unified management fee to Advisers whereby Advisers has agreed to reimburse the Funds’ acquired fund fee and expenses (if any) and pay all of the ordinary operating expenses of the Funds, including custody, transfer agency, and Trustee fees and expenses, among others, but excluding payments under the Funds’ Rule 12b-1 plan (if any), brokerage expenses (including any costs incidental to transactions in portfolio securities or instruments), taxes, interest (including borrowing costs and dividend expenses on securities sold short and overdraft charges), litigation expenses (including litigation to which the Trust or a Fund may be a party and indemnification of the Trustees and officers with respect thereto), and other non-routine or extraordinary expenses. The fees are based on the daily net assets of each of the Funds as follows:

Annualized Fee Rate
Franklin FTSE Asia ex Japan ETF	0.19%
Franklin FTSE Australia ETF	0.09%
Franklin FTSE Brazil ETF	0.19%
Franklin FTSE Canada ETF	0.09%
Franklin FTSE China ETF	0.19%
Franklin FTSE Europe ETF	0.09%
Franklin FTSE Europe Hedged ETF	0.09%
Franklin FTSE France ETF	0.09%
Franklin FTSE Germany ETF	0.09%
Franklin FTSE Hong Kong ETF	0.09%
Franklin FTSE India ETF	0.19%
Franklin FTSE Italy ETF	0.09%
Franklin FTSE Japan ETF	0.09%
Franklin FTSE Japan Hedged ETF	0.09%
Franklin FTSE Latin America ETF	0.19%
Franklin FTSE Mexico ETF	0.19%
Franklin FTSE Russia ETF	0.19%
Franklin FTSE Saudi Arabia ETF	0.39%
Franklin FTSE South Africa ETF	0.19%
Franklin FTSE South Korea ETF	0.09%
Franklin FTSE Switzerland ETF	0.09%
Franklin FTSE Taiwan ETF	0.19%
Franklin FTSE United Kingdom ETF	0.09%

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b. Administrative Fees

Under an agreement with Advisers, FT Services provides administrative services to the Funds. The fee is paid by Advisers based on the Funds’ average daily net assets, and is not an additional expense of the Funds.

c. Investments in Affiliated Management Investment Companies

Certain or all Funds invest in one or more affiliated management investment companies for purposes other than exercising a controlling influence over the management or policies. Management fees paid by the Funds are waived on assets invested in the affiliated management investment companies, as noted in the Statements of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate. During the period ended September 30, 2019, investments in affiliated management investment companies were as follows:

	Value at Beginning of Period	Purchases	Sales	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value at End of Period	Number of Shares Held at End of Period	Investment Income

Franklin FTSE Asia ex Japan ETF
Non-Controlled Affiliates								Income from securities loaned

Institutional Fiduciary Trust Money Market Portfolio 1.71%	$—	$51,360	$(45,540)	$—	$—	$5,820	5,820	$17

Franklin FTSE Europe Hedged ETF
Non-Controlled Affiliates								Dividend Income

Institutional Fiduciary Trust Money Market Portfolio 1.71%	$38	$154,400	$(112,525)	$—	$—	$41,913	41,913	$278

Franklin FTSE Japan ETF
Non-Controlled Affiliates								Dividend Income

Institutional Fiduciary Trust Money Market Portfolio 1.71%	$114,341	$3,244,997	$(3,294,870)	$—	$—	$64,468	64,468	$1,583

Non-Controlled Affiliates								Income from securities loaned

Institutional Fiduciary Trust Money Market Portfolio 1.71%	$117,035	$444,973	$(562,008)	$—	—	$—	—	$1,012

Total Affiliated Securities	$231,376	$3,689,970	$(3,856,878)	$—	$—	$64,468	64,468	$2,595

Franklin FTSE Japan Hedged ETF
Non-Controlled Affiliates								Dividend Income

Institutional Fiduciary Trust Money Market Portfolio 1.71%	$28,014	$116,660	$(142,861)	$—	$—	$1,813	1,813	$431

Franklin FTSE Russia ETF
Non-Controlled Affiliates								Income from securities loaned

Institutional Fiduciary Trust Money Market Portfolio 1.71%	$—	$1,728,315	$(1,728,315)	$—	$—	$—	—	$359

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3. Transactions with Affiliates (continued)

c. Investments in Affiliated Management Investment Companies (continued)

	Value at Beginning of Period	Purchases	Sales	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value at End of Period	Number of Shares Held at End of Period	Investment Income

Franklin FTSE South Korea ETF
Non-Controlled Affiliates								Income from securities loaned

Institutional Fiduciary Trust Money Market Portfolio 1.71%	$—	$64,622	$(64,622)	$—	$—	$—	—	$79

d. Other Affiliated Transactions

At September 30, 2019, shares of the Funds were owned by the following entities:

Funds	Shares	Percentage of Outstanding Shares[a]
Franklin FTSE Europe ETF
Franklin Conservative Allocation Fund	386,855	13.8%
Franklin Moderate Allocation Fund	964,812	34.5%
Franklin Growth Allocation Fund	851,550	30.4%
Franklin LifeSmart™ 2020 – 2055 Retirement Target Funds	343,805	12.3%

	2,547,022	91.0%

Franklin FTSE Europe Hedged ETF
Franklin Resources Inc.	50,000	25.0%

Franklin FTSE Japan ETF
Franklin Moderate Allocation Fund	466,227	5.6%

Franklin FTSE Japan Hedged ETF
Franklin Resources Inc.	75,000	37.5%

Franklin FTSE Latin America ETF
Franklin Resources Inc.	46,000	46.0%

Franklin FTSE Saudi Arabia ETF
Franklin Resources Inc.	46,000	46.0%

Franklin FTSE South Africa ETF
Franklin Resources Inc.	41,000	41.0%

aInvestment activities of significant shareholders could have a material impact on the Funds.

4. Income Taxes

For tax purposes, capital losses may be carried over to offset future capital gains, if any. At March 31, 2019, the capital loss carryforwards were as follows:

	Franklin FTSE Asia ex Japan ETF	Franklin FTSE Australia ETF	Franklin FTSE Brazil ETF	Franklin FTSE Canada ETF
Capital loss carryforwards:
Long term	$167,800	$18,758	$9,461,679	$24,527
Short term	39,257	8,557	55,524	13,525

Total capital loss carryforwards	$207,057	$27,315	$9,517,203	$38,052

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	Franklin FTSE China ETF	Franklin FTSE Europe ETF	Franklin FTSE Europe Hedged ETF	Franklin FTSE France ETF
Capital loss carryforwards:
Long term	$471,553	$117,199	$—	$6,306
Short term	10,748	165,782	—	4,724

Total capital loss carryforwards	$482,301	$282,981	$—	$11,030

	Franklin FTSE Germany ETF	Franklin FTSE Hong Kong ETF	Franklin FTSE India ETF	Franklin FTSE Italy ETF
Capital loss carryforwards:
Long term	$16,006	$47,969	$43,692	$17,074
Short term	6,197	46,860	14,398	62,987

Total capital loss carryforwards	$22,203	$94,829	$58,090	$80,061

	Franklin FTSE Japan ETF	Franklin FTSE Japan Hedged ETF	Franklin FTSE Latin America ETF	Franklin FTSE Mexico ETF
Capital loss carryforwards:
Long term	$1,690,921	$—	$2,923	$50,983
Short term	240,746	—	—	24,533

Total capital loss carryforwards	$1,931,667	$—	$2,923	$75,516

	Franklin FTSE Russia ETF	Franklin FTSE Saudi Arabia ETF	Franklin FTSE South Africa ETF	Franklin FTSE South Korea ETF
Capital loss carryforwards:
Long term	$79,193	$33	$4,187	$870,257
Short term	5,575	—	—	679,368

Total capital loss carryforwards	$84,768	$33	$4,187	$1,549,625

	Franklin FTSE Switzerland ETF	Franklin FTSE Taiwan ETF	Franklin FTSE United Kingdom ETF
Capital loss carryforwards:
Long term	$18,741	$8,374	$—
Short term	8,968	36,114	—

Total capital loss carryforwards	$27,709	$44,488	$—

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4. Income Taxes (continued)

For tax purposes, the Funds may elect to defer any portion of a post-October capital loss or late-year ordinary loss to the first day of the following fiscal year. At March 31, 2019, the deferred losses were as follows:

	Franklin FTSE Europe Hedged ETF	Franklin FTSE Japan Hedged ETF
Late-year ordinary losses	$—	$(255,715)

Post-October capital losses	$(580,305)	$(1,183,142)

At September 30, 2019, the cost of investments, net unrealized appreciation (depreciation) and undistributed ordinary income for income tax purposes were as follows:

	Franklin FTSE Asia ex Japan ETF	Franklin FTSE Australia ETF	Franklin FTSE Brazil ETF	Franklin FTSE Canada ETF
Cost of investments	$18,558,411	$11,483,850	$13,842,129	$4,896,342

Unrealized appreciation	$827,306	$403,397	$2,396,482	$387,317
Unrealized depreciation	(3,011,883)	(527,266)	(669,048)	(161,696)

Net unrealized appreciation (depreciation)	$(2,184,577)	$(123,869)	$1,727,434	$225,621

	Franklin FTSE China ETF	Franklin FTSE Europe ETF	Franklin FTSE Europe Hedged ETF	Franklin FTSE France ETF
Cost of investments	$45,021,637	$73,203,671	$5,485,972	$3,756,365

Unrealized appreciation	$1,467,411	$3,097,938	$260,913	$253,098
Unrealized depreciation	(7,120,796)	(10,858,604)	(946,211)	(277,017)

Net unrealized appreciation (depreciation)	$(5,653,385)	$(7,760,666)	$(685,298)	$(23,919)

	Franklin FTSE Germany ETF	Franklin FTSE Hong Kong ETF	Franklin FTSE India ETF	Franklin FTSE Italy ETF
Cost of investments	$4,628,951	$18,470,227	$15,298,599	$10,967,451

Unrealized appreciation	$241,064	$976,266	$1,039,481	$1,056,106
Unrealized depreciation	(685,944)	(1,783,479)	(952,616)	(463,320)

Net unrealized appreciation (depreciation)	$(444,880)	$(807,213)	$86,865	$592,786

	Franklin FTSE Japan ETF	Franklin FTSE Japan Hedged ETF	Franklin FTSE Latin America ETF	Franklin FTSE Mexico ETF
Cost of investments	$232,921,105	$5,313,676	$2,616,905	$4,659,333

Unrealized appreciation	$7,249,198	$214,276	$246,607	$163,892
Unrealized depreciation	(34,162,443)	(862,873)	(270,881)	(487,393)

Net unrealized appreciation (depreciation)	$(26,913,245)	$(648,597)	$(24,274)	$(323,501)

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	Franklin FTSE Russia ETF	Franklin FTSE Saudi Arabia ETF	Franklin FTSE South Africa ETF	Franklin FTSE South Korea ETF
Cost of investments	$15,808,698	$2,502,418	$2,641,499	$17,603,377

Unrealized appreciation	$1,838,580	$220,321	$171,199	$105,973
Unrealized depreciation	(364,979)	(170,393)	(357,336)	(4,017,518)

Net unrealized appreciation (depreciation)	$1,473,601	$49,928	$(186,137)	$(3,911,545)

	Franklin FTSE Switzerland ETF	Franklin FTSE Taiwan ETF	Franklin FTSE United Kingdom ETF
Cost of investments	$7,332,109	$14,744,842	$29,743,820

Unrealized appreciation	$464,156	$1,432,875	$682,417
Unrealized depreciation	(122,096)	(796,225)	(2,532,778)

Net unrealized appreciation (depreciation)	$342,060	$636,650	$(1,850,361)

Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatment of foreign currency transactions, financial futures transactions, passive foreign investment company shares and wash sales.

5. Investment Transactions

Purchases and sales of investments (excluding short term securities and in-kind transactions, if any) for the period ended September 30, 2019, were as follows:

	Franklin FTSE Asia ex Japan ETF	Franklin FTSE Australia ETF	Franklin FTSE Brazil ETF	Franklin FTSE Canada ETF
Purchases	$1,236,631	$537,776	$943,222	$159,544
Sales	$1,082,556	$565,140	$6,136,279	$123,202

	Franklin FTSE China ETF	Franklin FTSE Europe ETF	Franklin FTSE Europe Hedged ETF	Franklin FTSE France ETF
Purchases	$6,163,985	$2,724,321	$552,500	$92,706
Sales	$5,477,845	$1,971,755	$190,191	$49,893

	Franklin FTSE Germany ETF	Franklin FTSE Hong Kong ETF	Franklin FTSE India ETF	Franklin FTSE Italy ETF
Purchases	$151,867	$771,696	$8,841,532	$762,198
Sales	$139,086	$497,657	$377,741	$687,570

	Franklin FTSE Japan ETF	Franklin FTSE Japan Hedged ETF	Franklin FTSE Latin America ETF	Franklin FTSE Mexico ETF
Purchases	$8,218,942	$522,557	$163,508	$398,123
Sales	$8,276,956	$570,123	$164,392	$371,432

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5. Investment Transactions (continued)

	Franklin FTSE Russia ETF	Franklin FTSE Saudi Arabia ETF	Franklin FTSE South Africa ETF	Franklin FTSE South Korea ETF
Purchases	$1,312,009	$403,657	$318,151	$2,650,719
Sales	$671,006	$387,778	$301,212	$3,990,704

	Franklin FTSE Switzerland ETF	Franklin FTSE Taiwan ETF	Franklin FTSE United Kingdom ETF
Purchases	$293,336	$787,539	$1,056,280
Sales	$296,545	$344,832	$629,806

In-kind transactions associated with creation and redemptions for the period ended September 30, 2019, were as follows:

	Franklin FTSE Asia ex Japan ETF	Franklin FTSE Australia ETF	Franklin FTSE Brazil ETF	Franklin FTSE Canada ETF
Cost of Securities Received	$—	$3,780,508	$—	$—
Value of Securities Delivered	$—	$—	$—	$—

	Franklin FTSE China ETF	Franklin FTSE Europe ETF	Franklin FTSE Europe Hedged ETF	Franklin FTSE France ETF
Cost of Securities Received	$—	$36,634,002	$—	$1,201,434
Value of Securities Delivered	$—	$46,582,428	$—	$—

	Franklin FTSE Germany ETF	Franklin FTSE Hong Kong ETF	Franklin FTSE India ETF	Franklin FTSE Italy ETF
Cost of Securities Received	$—	$—	$—	$1,115,735
Value of Securities Delivered	$—	$—	$—	$—

	Franklin FTSE Japan ETF	Franklin FTSE Japan Hedged ETF	Franklin FTSE Latin America ETF	Franklin FTSE Mexico ETF
Cost of Securities Received	$14,338,754	$—	$—	$—
Value of Securities Delivered	$99,995,106	$9,007,028	$—	$—

	Franklin FTSE Russia ETF	Franklin FTSE Saudi Arabia ETF	Franklin FTSE South Africa ETF	Franklin FTSE South Korea ETF
Cost of Securities Received	$4,030,887	$—	$—	$—
Value of Securities Delivered	$—	$—	$—	$—

	Franklin FTSE Switzerland ETF	Franklin FTSE Taiwan ETF	Franklin FTSE United Kingdom ETF
Cost of Securities Received	$4,935,191	$—	$9,285,379
Value of Securities Delivered	$—	$—	$8,816,629

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At September 30, 2019, in connection with securities lending transactions, certain or all Funds loaned investments and received cash collateral as follows:

Franklin FTSE Asia Ex Japan ETF
Securities lending transactions[a]:
Equity investments[b]	$5,820

aThe agreements can be terminated at any time.

bThe gross amount of recognized liability for such transactions is included in payable upon return of securities loaned in the Statements of Assets and Liabilities.

6. Concentration of Risk

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local, regional and global economic, political and social conditions, which may result in greater market volatility. Current political and financial uncertainty surrounding the European Union may increase market volatility and the economic risk of investing in securities in Europe. In addition, certain foreign securities may not be as liquid as U.S. securities.

The United States and other nations have imposed and could impose additional sanctions on certain issuers in Russia due to regional conflicts. These sanctions could result in the devaluation of Russia’s currency, a downgrade in Russian issuers’ credit ratings, or a decline in the value and liquidity of Russian stocks or other securities. Such sanctions could also adversely affect Russia’s economy. Certain or all Funds may be prohibited from investing in securities issued by companies subject to such sanctions. In addition, if the Fund holds the securities of an issuer that is subject to such sanctions, an immediate freeze of that issuer’s securities could result, impairing the ability of the Fund to buy, sell, receive or deliver those securities. There is also the risk that countermeasures could be taken by Russia’s government, which could involve the seizure of the Fund’s assets. These risks could affect the value of the Funds’ portfolio. While the Funds hold securities of certain issuers recently impacted by the sanctions, existing investments do not presently violate the applicable terms and conditions of the sanctions. The sanctions currently do not affect the Funds’ ability to sell these securities. At September 30, 2019, Franklin FTSE Russia ETF had 99.9% of its net assets invested in Russia. The remaining Funds in the Trust did not have significant investment in Russia.

7. Other Derivative Information

At September 30, 2019, the Funds’ investments in derivative contracts are reflected in the Statements of Assets and Liabilities as follows:

	Asset Derivatives			Liability Derivatives

	Statements of Assets and Liabilities Location	Fair Value		Statements of Assets and Liabilities Location	Fair Value
Franklin FTSE Asia ex Japan ETF

Equity contracts	Variation margin on futures contracts	$—		Variation margin on futures contracts	$2,454	[a]

Totals		$—			$2,454

Franklin FTSE Brazil ETF

Equity contracts	Variation margin on futures contracts	$3,066	[a]	Variation margin on futures contracts	$—

Totals		$3,066			$—

Franklin FTSE China ETF

Equity contracts	Variation margin on futures contracts	$—		Variation margin on futures contracts	$2,831	[a]

Totals		$—			$2,831

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7. Other Derivative Information (continued)

	Asset Derivatives			Liability Derivatives

	Statements of Assets and Liabilities Location	Fair Value		Statements of Assets and Liabilities Location	Fair Value
Franklin FTSE Europe ETF

Equity contracts	Variation margin on futures contracts	$11,926	[a]	Variation margin on futures contracts	$—

Totals		$11,926			$—

Franklin FTSE Europe Hedged ETF

Foreign exchange contracts	Unrealized appreciation on OTC forward exchange contracts	$39,155		Unrealized depreciation on OTC forward exchange contracts	$13,312

Equity contracts	Variation margin on futures contracts	1,240	[a]	Variation margin on futures contracts	—

Totals		$40,395			$13,312

Franklin FTSE Hong Kong ETF

Equity contracts	Variation margin on futures contracts	$—		Variation margin on futures contracts	$1,884	[a]

Totals		$—			$1,884

Franklin FTSE India ETF

Equity contracts	Variation margin on futures contracts	$—		Variation margin on futures contracts	$351	[a]

Totals		$—			$351

Franklin FTSE Japan ETF

Equity contracts	Variation margin on futures contracts	$3,426	[a]	Variation margin on futures contracts	$6,935	[a]

Totals		$3,426			$6,935

Franklin FTSE Japan Hedged ETF

Foreign exchange contracts	Unrealized appreciation on OTC forward exchange contracts	$89,220		Unrealized depreciation on OTC forward exchange contracts	$458

Equity contracts	Variation margin on futures contracts	—		Variation margin on futures contracts	233	[a]

Totals		$89,220			$691

Franklin FTSE South Korea ETF

Equity Contracts	Variation margin on futures contracts	$717	[a]	Variation margin on futures contracts	$—

Totals		$717			$—

Franklin FTSE Taiwan ETF

Equity contracts	Variation margin on futures contracts	$248	[a]	Variation margin on futures contracts	$—

Totals		$248			$—

Franklin FTSE United Kingdom ETF

Equity contracts	Variation margin on futures contracts	$2,487	[a]	Variation margin on futures contracts	$—

Totals		$2,487			$—

aThis amount reflects the cumulative appreciation (depreciation) of futures contracts as reported in the Statement of Investments. Only the variation margin receivable/payable at period end is separately reported within the Statements of Assets and Liabilities. Prior variation margin movements were recorded to cash upon receipt or payment.

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For the period ended September 30, 2019, the effect of derivative contracts in the Funds’ Statements of Operations was as follows:

Derivative Contracts Not Accounted for as Hedging Instruments	Statements of Operations Locations	Net Realized Gain (Loss) for the Period	Statements of Operations Locations	Net Change in Unrealized Appreciation (Depreciation) for the Period
Franklin FTSE Asia ex Japan ETF
	Net realized gain (loss) from:		Net change in unrealized appreciation (depreciation) on:

Equity contracts	Futures contracts	$(2,427)	Futures contracts	$(2,973)

Totals		$(2,427)		$(2,973)

Franklin FTSE Brazil ETF

	Net realized gain (loss) from:		Net change in unrealized appreciation (depreciation) on:
Equity contracts	Futures contracts	$3,822	Futures contracts	$5,381

Totals		$3,822		$5,381

Franklin FTSE China ETF

	Net realized gain (loss) from:		Net change in unrealized appreciation (depreciation) on:

Equity contracts	Futures contracts	$(765)	Futures contracts	$(2,831)

Totals		$(765)		$(2,831)

Franklin FTSE Europe ETF
	Net realized gain (loss) from:		Net change in unrealized appreciation (depreciation) on:

Equity contracts	Futures contracts	$38,389	Futures contracts	$5,970

Totals		$38,389		$5,970

Franklin FTSE Europe Hedged ETF
	Net realized gain (loss) from:		Net change in unrealized appreciation (depreciation) on:

Equity contracts	Futures contracts	$10,957	Futures contracts	$334

Foreign exchange contracts	Foreign currency transactions	404,827	Translation of other assets and liabilities denominated in foreign currencies	(199,957)

Totals		$415,784		$(199,623)

Franklin FTSE France ETF

	Net realized gain (loss) from:		Net change in unrealized appreciation (depreciation) on:

Equity contracts	Futures contracts	$965	Futures contracts	$—

Totals		$965		$—

Franklin FTSE Hong Kong ETF

	Net realized gain (loss) from:		Net change in unrealized appreciation (depreciation) on:

Equity contracts	Futures contracts	$2,699	Futures contracts	$(1,885)

Totals		$2,699		$(1,885)

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7. Other Derivative Information (continued)

Derivative Contracts Not Accounted for as Hedging Instruments	Statements of Operations Locations	Net Realized Gain (Loss) for the Period	Statements of Operations Locations	Net Change in Unrealized Appreciation (Depreciation) for the Period
Franklin FTSE India ETF

	Net realized gain (loss) from:		Net change in unrealized appreciation (depreciation) on:

Equity contracts	Futures contracts	$(177)	Futures contracts	$(771)

Totals		$(177)		$(771)

Franklin FTSE Italy ETF

	Net realized gain (loss) from:		Net change in unrealized appreciation (depreciation) on:

Equity contracts	Futures contracts	$6	Futures contracts	$—

Totals		$6		$—

Franklin FTSE Japan ETF

	Net realized gain (loss) from:		Net change in unrealized appreciation (depreciation) on:

Equity contracts	Futures contracts	$62,163	Futures contracts	$2,273

Totals		$62,163		$2,273

Franklin FTSE Japan Hedged ETF

	Net realized gain (loss) from:		Net change in unrealized appreciation (depreciation) on:

Equity contracts	Futures contracts	$(5,731)	Futures contracts	$1,470

Foreign exchange contracts	Foreign currency transactions	(252,553)	Translation of other assets and liabilities denominated in foreign currencies	69,721

Totals		$(258,284)		$71,191

Franklin FTSE Latin America ETF

	Net realized gain (loss) from:		Net change in unrealized appreciation (depreciation) on:

Equity contracts	Futures contracts	$156	Futures contracts	$245

Totals		$156		$245

Franklin FTSE Mexico ETF

	Net realized gain (loss) from:		Net change in unrealized appreciation (depreciation) on:

Equity contracts	Futures contracts	$127	Futures contracts	$—

Totals		$127		$—

Franklin FTSE South Korea ETF

	Net realized gain (loss) from:		Net change in unrealized appreciation (depreciation) on:

Equity contracts	Futures contracts	$2,099	Futures contracts	$2,015

Totals		$2,099		$2,015

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Derivative Contracts Not Accounted for as Hedging Instruments	Statements of Operations Locations	Net Realized Gain (Loss) for the Period	Statements of Operations Locations	Net Change in Unrealized Appreciation (Depreciation) for the Period
Franklin FTSE Taiwan ETF

	Net realized gain (loss) from:		Net change in unrealized appreciation (depreciation) on:

Equity contracts	Futures contracts	$3,185	Futures contracts	$248

Totals		$3,185		$248

Franklin FTSE United Kingdom ETF

	Net realized gain (loss) from:		Net change in unrealized appreciation (depreciation) on:

Equity contracts	Futures contracts	$16,542	Futures contracts	$(4,316)

Totals		$16,542		$(4,316)

For the period ended September 30, 2019, the average month end notional amount of futures contracts and average month end contract value for forward exchange contracts were as follows:

	Franklin FTSE Asia ex Japan ETF	Franklin FTSE Brazil ETF	Franklin FTSE China ETF	Franklin FTSE Europe ETF
Futures contracts	$72,958	$84,259	$94,755	$542,477

	Franklin FTSE Europe Hedged ETF	Franklin FTSE Hong Kong ETF	Franklin FTSE India ETF	Franklin FTSE Italy ETF
Futures contracts	$86,135	$74,919	$23,123	$23,370
Foreign exchange contracts	$17,753,517	$—	$—	$—

	Franklin FTSE Japan ETF	Franklin FTSE Japan Hedged ETF	Franklin FTSE South Korea ETF	Franklin FTSE Taiwan ETF
Futures contracts	$2,191,122	$124,803	$69,344	$79,025
Foreign exchange contracts	$—	$32,181,376	$—	$—

	Franklin FTSE United Kingdom ETF
Futures contracts	$289,621

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7. Other Derivative Information (continued)

At September 30, 2019, the Funds’ OTC derivative assets and liabilities are as follows:

	Gross and Net Amounts of Assets and Liabilities Presented in the Statements of Assets and Liabilities

	Assets[a]	Liabilities[a]
Franklin FTSE Europe Hedged ETF
Foreign exchange contracts	$39,155	$13,312

Franklin FTSE Japan Hedged ETF
Foreign exchange contracts	$89,220	$458

aAbsent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statements of Assets and Liabilities.

At September 30, 2019, the Funds’ OTC derivative assets, which may be offset against the Funds’ OTC derivative liabilities and collateral received from the counterparty, are as follows:

		Amounts Not Offset in the Statements of Assets and Liabilities

	Gross and Net Amounts of Assets Presented in the Statements of Assets and Liabilities	Financial Instruments Available for Offset	Financial Instruments Collateral Received[a]	Cash Collateral Received[a]	Net Amount (Not less than zero)
Franklin FTSE Europe Hedged ETF
Counterparty
BOFA	$12,588	$(12,588)	$—	$—	$—
HSBK	9,586	(44)	—	—	9,542
MSCO	7,393	—	—	—	7,393
UBSW	9,588	(46)	—	—	9,542

Total	$39,155	$(12,678)	$—	$—	$26,477

		Amounts Not Offset in the Statements of Assets and Liabilities

	Gross and Net Amounts of Assets Presented in the Statements of Assets and Liabilities	Financial Instruments Available for Offset	Financial Instruments Collateral Received[a]	Cash Collateral Received[a]	Net Amount (Not less than zero)
Franklin FTSE Japan Hedged ETF
Counterparty
BOFA	$26,196	$(26)	$—	$—	$26,170
HSBK	26,152	(79)	—	—	26,073
MSCO	10,714	(23)	—	—	10,691
UBSW	26,158	(330)	—	—	25,828

Total	$89,220	$(458)	$—	$—	$88,762

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At September 30, 2019, the Funds’ OTC derivative liabilities, which may be offset against the Funds’ OTC derivative assets and collateral pledged to the counterparty, are as follows:

		Amounts Not Offset in the Statements of Assets and Liabilities

	Gross and Net Amounts of Assets Presented in the Statements of Assets and Liabilities	Financial Instruments Available for Offset	Financial Instruments Collateral Received[a]	Cash Collateral Received[a]	Net Amount (Not less than zero)
Franklin FTSE Europe Hedged ETF
Counterparty
BOFA	$13,222	$(12,588)	$—	$—	$634
HSBK	44	(44)	—	—	—
UBSW	46	(46)	—	—	—

Total	$13,312	$(12,678)	$—	$—	$634

		Amounts Not Offset in the Statements of Assets and Liabilities

	Gross and Net Amounts of Assets Presented in the Statements of Assets and Liabilities	Financial Instruments Available for Offset	Financial Instruments Collateral Received[a]	Cash Collateral Received[a]	Net Amount (Not less than zero)
Franklin FTSE Japan Hedged ETF
Counterparty
BOFA	$26	$(26)	$—	$—	$—
HSBK	79	(79)	—	—	—
MSCO	23	(23)	—	—	—
UBSW	330	(330)	—	—	—

Total	$458	$(458)	$—	$—	$—

See Note 1(c) regarding derivative financial instruments.

8. Fair Value Measurements

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:

•	Level 1 – quoted prices in active markets for identical financial instruments
•	Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

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8. Fair Value Measurements (continued)

A summary of inputs used as of September 30, 2019, in valuing the Funds’ assets and liabilities carried at fair value, is as follows:

	Level 1	Level 2	Level 3		Total

Franklin FTSE Asia ex Japan ETF

Assets:
Investments in Securities:[a]
Equity Investments:[b]
China	$6,070,225	$5,695	$—	[c]	$6,075,920
India	1,847,943	—	617		1,848,560
South Korea	2,239,487	—	1,926		2,241,413
Taiwan	2,132,431	—	1,202		2,133,633
Thailand	611,745	—	—		611,745
Other Equity Investments	3,462,472	—	—		3,462,472
Corporate Bonds & Notes	—	91	—		91
Short-Term Investments	5,820	—	—		5,820

Total Investments in Securities	$16,370,123	$5,786	$3,745	[c]	$16,379,654

Liabilities:
Other Financial Instruments:
Futures Contracts	$2,454	$—	$—		$2,454

Franklin FTSE Australia ETF

Assets:
Investments in Securities:[a]
Equity Investments[b]	$11,359,981	$—	$—		$11,359,981

Franklin FTSE Brazil ETF

Assets:
Investments in Securities:[a]
Equity Investments[b]	$15,569,563	$—	$—		$15,569,563

Other Financial Instruments:
Futures Contracts	$3,066	$—	$—		$3,066

Franklin FTSE Canada ETF

Assets:
Investments in Securities:[a]
Equity Investments[b]	$5,121,963	$—	$—		$5,121,963

Franklin FTSE China ETF

Assets:
Investments in Securities:[a]
Equity Investments:[b]
China	$38,807,024	$38,996	$—	[c]	$38,846,020
Other Equity Investments	522,232	—	—		522,232

Total Investments in Securities	$39,329,256	$38,996	$—	[c]	$39,368,252

Liabilities:
Other Financial Instruments:
Futures Contracts	$2,831	$—	$—		$2,831

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	Level 1	Level 2	Level 3		Total

Franklin FTSE Europe ETF

Assets:
Investments in Securities:[a]
Equity Investments[b]	$65,443,005	$—	$—		$65,443,005

Other Financial Instruments:
Futures Contracts	$11,926	$—	$—		$11,926

Franklin FTSE Europe Hedged ETF

Assets:
Investments in Securities:[a]
Equity Investments[b]	$4,758,761	$—	$—		$4,758,761
Short-Term Investments	41,913	—	—		41,913

Total Investments in Securities	$4,800,674	$—	$—		$4,800,674

Other Financial Instruments:
Forward Exchange Contracts	$—	$39,155	$—		$39,155
Futures Contracts	1,240	—	—		1,240

Total Other Financial Instruments	$1,240	$39,155	$—		$40,395

Liabilities:
Other Financial Instruments:
Forward Exchange Contracts	$—	$13,312	$—		$13,312

Franklin FTSE France ETF

Assets:
Investments in Securities:[a]
Equity Investments[b]	$3,732,446	$—	$—		$3,732,446

Franklin FTSE Germany ETF

Assets:
Investments in Securities:[a]
Equity Investments[b]	$4,184,071	$—	$—		$4,184,071

Franklin FTSE Hong Kong ETF

Assets:
Investments in Securities:[a]
Equity Investments[b]	$17,663,014	$—	$—		$17,663,014

Liabilities:
Other Financial Instruments:
Futures Contracts	$1,884	$—	$—		$1,884

Franklin FTSE India ETF

Assets:
Investments in Securities:[a]
Equity Investments:[b]
India	$15,380,334	$—	$4,712	[c]	$15,385,046
Corporate Bonds & Notes	—	418	—		418

Total Investments in Securities	$15,380,334	$418	$4,712	[c]	$15,385,464

Liabilities:
Other Financial Instruments:
Futures Contracts	$351	$—	$—		$351

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8. Fair Value Measurements (continued)

	Level 1	Level 2	Level 3	Total

Franklin FTSE Italy ETF

Assets:
Investments in Securities:[a]
Equity Investments[b]	$11,560,237	$—	$—	$11,560,237

Franklin FTSE Japan ETF

Assets:
Investments in Securities:[a]
Equity Investments[b]	$205,943,393	$—	$—	$205,943,393
Short-Term Investments	64,467	—	—	64,467

Total Investments in Securities	$206,007,860	$—	$—	$206,007,860

Other Financial Instruments:
Futures Contracts	$3,426	$—	$—	$3,426

Liabilities:
Other Financial Instruments:
Futures Contracts	$6,935	$—	$—	$6,935

Franklin FTSE Japan Hedged ETF

Assets:
Investments in Securities:[a]
Equity Investments[b]	$4,663,266	$—	$—	$4,663,266
Short-Term Investments	1,813	—	—	1,813

Total Investments in Securities	$4,665,079	$—	$—	$4,665,079

Other Financial Instruments:
Forward Exchange Contracts	$—	$89,220	$—	$89,220

Liabilities:
Other Financial Instruments:
Forward Exchange Contracts	$—	$458	$—	$458
Futures Contracts	233	—	—	233

Total Other Financial Instruments	$233	$458	$—	$691

Franklin FTSE Latin America ETF

Assets:
Investments in Securities:[a]
Equity Investments:[b]
Colombia	$90,966	$—	$4,149	$95,115
Other Equity Investments	2,497,516	—	—	2,497,516

Total Investments in Securities	$2,588,482	$—	$4,149	$2,592,631

Franklin FTSE Mexico ETF

Assets:
Investments in Securities:[a]
Equity Investments[b]	$4,335,832	$—	$—	$4,335,832

Franklin FTSE Russia ETF

Assets:
Investments in Securities:[a]
Equity Investments[b]	$17,282,299	$—	$—	$17,282,299

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	Level 1	Level 2	Level 3	Total

Franklin FTSE Saudi Arabia ETF

Assets:
Investments in Securities:[a]
Equity Investments[b]	$2,552,346	$—	$—	$2,552,346

Franklin FTSE South Africa ETF

Assets:
Investments in Securities:[a]
Equity Investments[b]	$2,455,362	$—	$—	$2,455,362

Franklin FTSE South Korea ETF

Assets:
Investments in Securities:[a]
Equity Investments:[b]
South Korea	$13,678,965	$—	$12,867	$13,691,832

Other Financial Instruments:
Futures Contracts	$717	$—	$—	$717

Franklin FTSE Switzerland ETF

Assets:
Investments in Securities:[a]
Equity Investments[b]	$7,674,169	$—	$—	$7,674,169

Franklin FTSE Taiwan ETF

Assets:
Investments in Securities:[a]
Equity Investments:[b]
Taiwan	$15,368,868	$—	$12,624	$15,381,492

Other Financial Instruments:
Futures Contracts	$248	$—	$—	$248

Franklin FTSE United Kingdom ETF

Assets:
Investments in Securities:[a]
Equity Investments[b]	$27,893,459	$—	$—	$27,893,459

Other Financial Instruments:
Futures Contracts	$2,487	$—	$—	$2,487

aFor detailed categories, see the accompanying Statement of Investments.

bIncludes common and convertible preferred stocks, warrants, as well as other equity investments.

cIncludes securities determined to have no value at September 30, 2019

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9. Subsequent Events

The Funds have evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

Abbreviations

Selected Portfolio
ADR	American Depositary Receipt
CDI	Clearing House Electronic Subregister System Depositary Interest
GDR	Global Depositary Receipt
IDR	International Depositary Receipt
NVDR	Non-Voting Depositary Receipt
REIT	Real Estate Investment Trust
SF	Single Family

Counterparty
BOFA	Bank of America Corp.
HSBK	HSBC Bank PLC
MSCO	Morgan Stanley
UBSW	UBS AG

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Tax Information (unaudited)

At March 31, 2019, more than 50% of the Funds’ total assets were invested in securities of foreign issuers. In most instances, foreign taxes were withheld from income paid to the Funds on these investments. As shown in the table below, the Funds hereby report to shareholders the foreign source income and foreign taxes paid, pursuant to Section 853 of the Internal Revenue Code. This written statement will allow shareholders of record on June 12, 2019, to treat their proportionate share of foreign taxes paid by the Funds as having been paid directly by them. The shareholder shall consider these amounts as foreign taxes paid in the tax year in which they receive the Fund distribution.

The following table provides a detailed analysis of foreign tax paid, foreign source income, and foreign source qualified dividends as reported by the Funds to shareholders of record.

Fund	Foreign Tax Paid Per Share	Foreign Source Income Per Share	Foreign Source Qualified Dividends Per Share
Franklin FTSE Asia ex Japan ETF	$0.0558	$0.5368	$0.2337
Franklin FTSE Australia ETF	$0.0129	$0.9498	$0.8684
Franklin FTSE Brazil ETF	$0.0959	$1.1363	$0.0000
Franklin FTSE Canada ETF	$0.0972	$0.6481	$0.6128
Franklin FTSE Europe ETF	$0.0655	$0.7150	$0.7057
Franklin FTSE Europe Hedged ETF	$0.5101	$5.4492	$5.3667
Franklin FTSE France ETF	$0.0867	$0.5548	$0.5538
Franklin FTSE Germany ETF	$0.0524	$0.4232	$0.4226
Franklin FTSE Italy ETF	$0.0477	$0.3092	$0.3072
Franklin FTSE Japan ETF	$0.0611	$0.5897	$0.5171
Franklin FTSE Japan Hedged ETF	$0.3720	$3.7665	$3.6029
Franklin FTSE Mexico ETF	$0.0226	$0.4264	$0.4253
Franklin FTSE South Korea ETF	$0.0900	$0.5572	$0.5359
Franklin FTSE Switzerland ETF	$0.0496	$0.3356	$0.3342
Franklin FTSE United Kingdom ETF	$0.0070	$0.5349	$0.4869
Franklin FTSE China ETF	$0.0285	$0.3493	$0.2491
Franklin FTSE Taiwan ETF	$0.0744	$0.3398	$0.0000
Franklin FTSE Latin America ETF	$0.0418	$0.4240	$0.0539
Franklin FTSE Saudi Arabia ETF	$0.0078	$0.1214	$0.0000
Franklin FTSE Russia ETF	$0.1164	$0.7571	$0.7389
Franklin FTSE South Africa ETF	$0.0435	$0.2613	$0.2497
Franklin FTSE Hong Kong ETF	$0.0003	$0.4404	$0.0007

Foreign Tax Paid Per Share is the amount per share available to you, as a tax credit (assuming you held your shares in the Fund for a minimum of 16 days during the 31-day period beginning 15 days before the ex-dividend date of the Fund’s distribution to which the foreign taxes relate), or, as a tax deduction.

Foreign Source Income Per Share is the amount per share of income dividends attributable to foreign securities held by the Fund, plus any foreign taxes withheld on these dividends. The amounts reported include foreign source qualified dividends that have not been adjusted for the rate differential applicable to such dividend income.1

Foreign Source Qualified Dividends Per Share is the amount per share of foreign source qualified dividends, plus any foreign taxes withheld on these dividends. These amounts represent the portion of the Foreign Source Income reported to you in column 2 that were derived from qualified foreign securities held by the Fund.1

By mid-February 2020, shareholders will receive Form 1099-DIV which will include their share of taxes paid and foreign source income distributed during the prior calendar year 2019. The Foreign Source Income reported on Form 1099-DIV has not been adjusted for the rate differential on foreign source qualified dividend income. Shareholders are advised to check with their tax advisors for information on the treatment of these amounts on their individual income tax returns.

1. Qualified dividends are taxed at reduced long term capital gains tax rates. In determining the amount of foreign tax credit that may be applied against the U.S. tax liability of individuals receiving foreign source qualified dividends, adjustments may be required to the foreign tax credit limitation calculation to reflect the rate differential applicable to such dividend income. The rules however permit certain individuals to elect not to apply the rate differential adjustments for capital gains and/or dividends for any taxable year. Please consult your tax advisor and the instructions to Form 1116 for more information.

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Shareholder Information

Board Approval of Investment Management Agreements

FRANKLIN TEMPLETON ETF TRUST

Franklin FTSE Asia ex Japan ETF

Franklin FTSE Australia ETF

Franklin FTSE Brazil ETF

Franklin FTSE Canada ETF

Franklin FTSE China ETF

Franklin FTSE Europe ETF

Franklin FTSE Europe Hedged ETF

Franklin FTSE France ETF

Franklin FTSE Germany ETF

Franklin FTSE Hong Kong ETF

Franklin FTSE India ETF

Franklin FTSE Italy ETF

Franklin FTSE Japan ETF

Franklin FTSE Japan Hedged ETF

Franklin FTSE Mexico ETF

Franklin FTSE Russia ETF

Franklin FTSE South Korea ETF

Franklin FTSE Switzerland ETF

Franklin FTSE Taiwan ETF

Franklin FTSE United Kingdom ETF

(each a Fund)

At an in-person meeting held on May 29, 2019 (Meeting), the Board of Trustees (Board) of Franklin Templeton ETF Trust (Trust), including a majority of the trustees who are not “interested persons” as defined in the Investment Company Act of 1940 (Independent Trustees), reviewed and approved the continuance of the investment management agreement between Franklin Advisory Services, LLC (Manager) and the Trust, on behalf of each Fund (each a Management Agreement) for an additional one-year period. The Independent Trustees received advice from and met separately with Independent Trustee counsel in considering whether to approve the continuation of each Management Agreement. Although the Management Agreements for the Funds were considered at the same Board meeting, the Board considered the information provided to it about the Funds together and with respect to each Fund separately as the Board deemed appropriate.

In considering the continuation of each Management Agreement, the Board reviewed and considered information provided by the Manager at the Meeting and throughout the year at meetings of the Board and its committees. The Board also reviewed and considered information provided in response to a detailed set of requests for information submitted to the Manager by Independent Trustee counsel on behalf of the Independent Trustees in connection with the annual contract renewal process. In addition, prior to the Meeting, the Independent Trustees held a telephonic contract renewal meeting at which the Independent Trustees conferred amongst themselves and Independent Trustee counsel about contract renewal matters. The Board reviewed and considered all of the factors it deemed relevant in approving the continuance of each Management Agreement, including, but not limited to: (i) the nature, extent and quality of the services provided by the Manager; (ii) each Fund’s tracking error against a specified benchmark index as of a recent period; (iii) the costs of the services provided and profits realized by the Manager and its affiliates from the relationship with each Fund; (iv) the extent to which economies of scale are realized as each Fund grows; and (v) whether fee levels reflect these economies of scale for the benefit of Fund investors.

In approving the continuance of each Management Agreement, the Board, including a majority of the Independent Trustees, determined that the terms of each Management Agreement are fair and reasonable and that the continuance of such Management Agreement is in the best interests of the applicable Fund and its shareholders. While attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s determination.

NATURE, EXTENT AND QUALITY OF SERVICES. The Board reviewed and considered information regarding the nature, extent and quality of investment management services provided by the Manager and its affiliates to the Funds and their shareholders. This information included, among other things, the qualifications, background and experience of the senior management and investment personnel of the Manager; the structure of investment personnel compensation; oversight of third-party service providers; investment performance reports and related financial information for each Fund; reports on expenses; legal and compliance matters; risk controls; pricing and other services provided by the Manager and its affiliates; and management fees charged by the Manager and its affiliates to US funds and other accounts, including management’s explanation of differences among accounts where relevant. The Board noted management’s continuing efforts and expenditures in establishing effective business continuity plans and developing strategies to address areas of heightened concern in the registered fund industry, such as cybersecurity and liquidity risk management. The Board also recognized management’s

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commitment to facilitating Board oversight of liquidity through the designation of a liquidity/risk administrator and the development of reports that highlight the amount of illiquid investments for each Fund.

The Board also reviewed and considered the benefits provided to Fund shareholders of investing in a fund that is part of the Franklin Templeton family of funds. The Board noted the financial position of Franklin Resources, Inc. (FRI), the Manager’s parent, and its commitment to the registered fund business as evidenced by its continued introduction of new funds, reassessment of the fund offerings in response to the market environment and project initiatives and capital investments relating to the services provided to the Funds by the Franklin Templeton (FT) organization.

Following consideration of such information, the Board was satisfied with the nature, extent and quality of services provided by the Manager and its affiliates to the Funds and their shareholders.

FUND PERFORMANCE. The Board noted that, in light of the Funds’ use of a “passive” or indexing investment approach, management evaluates the Funds based on their tracking error against a specified benchmark. The Board also noted that management did not provide peer fund performance analysis typically prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent provider of investment company data, as the Funds’ are pure-index exchange-traded funds as opposed to active or smart beta funds. The Board referenced earlier discussions with management on matters related to, among other things, the strategy behind the overall product line-up, the design and construction of the Manager’s proprietary indices, the comparability of peer data, the nature of the Manager’s research, the potential use of innovative data and technology, and investments in marketing and distribution. The Board noted that for the one-year period ended February 28, 2019, each Fund’s tracking error was within the tolerance anticipated for such Fund, except that the tracking error for the Franklin FTSE Switzerland ETF was 9.6 basis points above the tolerance anticipated for this Fund.

COMPARATIVE FEES AND EXPENSES. The Board reviewed and considered information regarding each Fund’s actual total expense ratio and its various components, including, as applicable, management fees; transfer agent expenses; underlying fund expenses; Rule 12b-1 and non-Rule 12b-1 service fees; and other non-management fees. The Board considered the actual total expense ratio and, separately, the contractual management fee rate, without the effect of fee waivers, if any (Management Rate) of each Fund in comparison to the median expense ratio and median Management Rate, respectively, of other exchange-traded funds deemed comparable to and with a similar expense structure to the Fund selected by Broadridge (Expense Group). Broadridge fee and expense data is based upon information taken from each fund’s most recent annual report, which reflects historical asset levels that may be quite different from those currently existing, particularly in a period of market volatility. While recognizing such inherent limitation and the fact that expense ratios and Management Rates generally increase as assets decline and decrease as assets grow, the Board believed the independent analysis conducted by Broadridge to be an appropriate measure of comparative fees and expenses. The Broadridge Management Rate includes administrative charges. The Board received a description of the methodology used by Broadridge to select the exchange-traded funds included in an Expense Group. The Expense Group for each Fund was as follows:

•	The Expense Group for the Franklin FTSE Asia Ex Japan ETF was comprised of pure-index exchange-traded funds, which included the Fund and two other Pacific ex-Japan funds.
•	The Expense Group for the Franklin FTSE Australia ETF was comprised of pure-index exchange-traded funds, which included the Fund and one other Pacific region fund.
•	The Expense Group for the Franklin FTSE Brazil ETF was comprised of pure-index exchange-traded funds, which included the Fund and two other Latin American funds.
•	The Expense Group for the Franklin FTSE Canada ETF was comprised of pure-index exchange-traded funds, which included the Fund and two international multi-cap core funds.
•	The Expense Group for the Franklin FTSE China ETF was comprised of pure-index exchange-traded funds, which included the Fund and seven other China region funds.
•	The Expense Group for the Franklin FTSE Europe ETF was comprised of pure-index exchange-traded funds, which included the Fund and five other European region funds.
•	The Expense Group for the Franklin FTSE Europe Hedged ETF was comprised of pure-index exchange-traded funds, which included the Fund and three other European region funds.
•	The Expense Group for the Franklin FTSE France ETF was comprised of pure-index exchange-traded funds,

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which included the Fund and three other European region funds.
•	The Expense Group for the Franklin FTSE German ETF was comprised of pure-index exchange-traded funds, which included the Fund and four other European region funds.
•	The Expense Group for the Franklin FTSE Hong Kong ETF was comprised of pure-index exchange-traded funds, which included the Fund and one other China region fund.
•	The Expense Group for the Franklin FTSE India ETF was comprised of pure-index exchange-traded funds, which included the Fund and four other India region funds.
•	The Expense Group for the Franklin FTSE Italy ETF was comprised of pure-index exchange-traded funds, which included the Fund and one other European region fund.
•	The Expense Group for the Franklin FTSE Japan ETF was comprised of pure-index exchange-traded funds, which included the Fund and four other Japanese funds.
•	The Expense Group for the Franklin FTSE Japan Hedged ETF was comprised of pure-index exchange-traded funds, which included the Fund and four other Japanese funds.
•	The Expense Group for the Franklin FTSE Mexico ETF was comprised of pure-index exchange-traded funds, which included the Fund and two other Latin American funds.
•	The Expense Group for the Franklin FTSE Russia ETF was comprised of pure-index exchange-traded funds, which included the Fund and two other emerging markets funds.
•	The Expense Group for the Franklin FTSE South Korea ETF was comprised of pure-index exchange-traded funds, which included the Fund and two other Pacific ex-Japan funds.
•	The Expense Group for the Franklin FTSE Switzerland ETF was comprised of pure-index exchange-traded funds, which included the Fund and one other European region fund.
•	The Expense Group for the Franklin FTSE Taiwan ETF was comprised of pure-index exchange-traded funds, which included the Fund and one other China region fund.
•	The Expense Group for the Franklin FTSE United Kingdom ETF was comprised of pure-index exchange-traded funds, which included the Fund and three other European region funds.

The Board noted that the Management Rates and actual total expense ratios for the Funds were below the medians of their respective Expense Groups, except that the actual total expense ratio for the Franklin FTSE Mexico ETF was equal to the median of its Expense Group. The Board also noted the small size of each Fund’s Expense Group, except for the Franklin FTSE China ETF which had 8 peers in its Expense Group. The Board further noted each Fund’s unified management fee (Unified Fee). The Board also noted that pursuant to the Unified Fee arrangement the Manager reimburses the Fund for all of its acquired fund fees and expenses (if any) and pays all of the ordinary operating expenses of the Fund, except for (i) the Fund’s investment management fee, (ii) payments under the Fund’s Rule 12b-1 plan (if any), (iii) brokerage expenses, (iv) taxes, (v) interest (including borrowing costs and dividend expenses on securities sold short and overdraft charges), (vi) litigation expenses (including litigation to which the Trust or the Fund may be a party and indemnification of the Trustees and officers with respect thereto), and (vii) other non-routine or extraordinary expenses (Unified Fee Arrangement). The Board concluded that the Management Rate charged to each Fund is reasonable.

PROFITABILITY. The Board reviewed and considered information regarding the profits realized by the Manager and its affiliates in connection with the operation of each Fund. In this respect, the Board considered the Fund profitability analysis that addresses the overall profitability of FT’s US fund business, as well as its profits in providing investment management and other services to each of the individual funds during the 12-month period ended September 30, 2018, being the most recent fiscal year-end for FRI. The Board noted that although management continually makes refinements to its methodologies used in calculating profitability in response to organizational and product-related changes, the overall methodology has remained consistent with that used in the Funds’ profitability report presentations from prior years. Additionally, PricewaterhouseCoopers LLP, auditor to FRI and certain Franklin Templeton funds, has been engaged to periodically review and assess the allocation methodologies to be used solely by the Funds’ Board with respect to the profitability analysis.

The Board noted management’s belief that costs incurred in establishing the infrastructure necessary for the type of fund operations conducted by the Manager and its affiliates may not be fully reflected in the expenses allocated to each Fund in determining its profitability, as well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. The Board

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SHAREHOLDER INFORMATION

also noted management’s expenditures in improving shareholder services provided to the Funds, as well as the need to implement systems and meet additional regulatory and compliance requirements resulting from recent SEC and other regulatory requirements.

The Board also considered the extent to which the Manager and its affiliates might derive ancillary benefits from fund operations, including revenues generated from transfer agent services, potential benefits resulting from personnel and systems enhancements necessitated by fund growth, as well as increased leverage with service providers and counterparties. Based upon its consideration of all these factors, the Board concluded that the level of profits realized by the Manager and its affiliates from providing services to each Fund was not excessive in view of the nature, extent and quality of services provided to each Fund.

ECONOMIES OF SCALE. The Board reviewed and considered the extent to which the Manager may realize economies of scale, if any, as each Fund grows larger and whether each Fund’s management fee structure reflects any economies of scale for the benefit of shareholders. The Board considered that each Fund would likely experience benefits from the Unified Fee at the Fund’s projected asset levels because of the Manager’s contractual requirement to bear most of the Fund’s ordinary operating expenses. The Board noted that, under the Unified Fee, it is not anticipated that any of the Funds will generate significant, if any, profit for the Manager and/or its affiliates for some time. The Board considered the Manager’s view that any analyses of potential economies of scale in managing a particular fund are inherently limited in light of the joint and common costs and investments the Manager incurs across the Franklin Templeton family of funds as a whole. The Board noted that at the end of 2018, the net assets of each Fund were less than $68 million (and in most cases much less), except for the Franklin FTSE Japan ETF which had assets of approximately $258 million. The Board recognized that there would not likely be any economies of scale until these Funds’ assets grow.

CONCLUSION. Based on its review, consideration and evaluation of all factors it believed relevant, including the above-described factors and conclusions, the Board unanimously approved the continuation of each Management Agreement for an additional one-year period.

Proxy Voting Policies and Procedures

The Trust’s investment manager has established Proxy Voting Policies and Procedures (Policies) that the Trust uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Trust’s complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale, FL 33301, Attention: Proxy Group. Copies of the Trust’s proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission’s website at sec.gov and reflect the most recent 12-month period ended June 30.

Quarterly Statement of Investments

The Trust files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year as an exhibit to its report on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the Commission’s website at sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.

Premium/Discount Information

Information about the differences between the daily market price on the secondary market for the shares of the Fund and the Fund’s net asset value may be found on the Fund’s website at franklintempleton.com.

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Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.

To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.

Semiannual Report Franklin Templeton ETF Trust

Investment Manager	Distributor	Investor Services
Franklin Advisory Services, LLC	Franklin Templeton Distributors, Inc. (800) DIAL BEN®/342-5236 franklintempleton.com	Transfer Agent State Street Bank and Trust Company 1 Heritage Drive Mail Stop OHD0100 North Quincy, MA 02171
© 2019 Franklin Templeton Investments. All rights reserved.		ETF5 S 11/19

SEMIANNUAL REPORT

FRANKLIN TEMPLETON

ETF TRUST

September 30, 2019

Franklin Liberty High Yield Corporate ETF	Franklin Liberty Senior Loan ETF
Franklin Liberty International Aggregate Bond ETF

Internet Delivery of Fund Reports Unless You Request Paper Copies: Effective January 1, 2021, as permitted by the SEC, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request them from the Fund or your financial intermediary. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you have not signed up for electronic delivery, we would encourage you to join fellow shareholders who have. You may elect to receive shareholder reports and other communications electronically from the Fund by calling (800) 632-2301 or by contacting your financial intermediary.

You may elect to continue to receive paper copies of all your future shareholder reports free of charge by contacting your financial intermediary or, if you invest directly with a Fund, calling (800) 632-2301 to let the Fund know of your request. Your election to receive reports in paper will apply to all funds held in your account.

Franklin Templeton Investments

Successful investing begins with ambition. And achievement only comes when you reach for it. That’s why we continually strive to deliver better outcomes for investors. No matter what your goals are, our deep, global investment expertise allows us to offer solutions that can help.

During our more than 70 years of experience, we’ve managed through all kinds of markets—up, down and those in between. We’re always preparing for what may come next. It’s because of this, combined with our strength as one of the world’s largest asset managers that we’ve earned the trust of millions of investors around the world.

Visit franklintempleton.com/investor/investments-and-solutions/investment-options/etfs/ for fund updates and documents.

Not FDIC Insured	|	May Lose Value	|	No Bank Guarantee

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SEMIANNUAL REPORT

Economic and Market Overview

The U.S. economy expanded during the six months ended September 30, 2019. However, the economy moderated in 2019’s second and third quarters, due partly to weakness in inventory and business investment. The manufacturing sector expanded during the period’s first four months, but contracted in August and September 2019. The services sector continued to expand throughout the period, although the rate of expansion slowed in September. The unemployment rate decreased from 3.8% in March 2019 to 3.5% at period-end.1 The annual inflation rate, as measured by the Consumer Price Index, decreased from 1.9% in March 2019 to 1.7% at period-end.1

At its July 2019 meeting, the U.S. Federal Reserve (Fed) lowered its target range for the federal funds rate for the first time since December 2008, to 2.00%–2.25%, citing muted inflation pressures and the potential effects of global trade tensions on economic growth. Furthermore, the Fed ended its balance sheet normalization program earlier than previously indicated. In September, the Fed further lowered the federal funds target rate range to 1.75%–2.00%, reiterating the rationale cited at the July 2019 meeting.

The 10-year Treasury yield, which moves inversely to its price, decreased during the period. The yield rose briefly at the start of the period, but fell to multi-year lows in 2019’s third quarter. Political uncertainties in the U.S. (including the impeachment inquiry into President Donald Trump), geopolitical tensions in certain regions, slower domestic and global economic growth, the Fed’s more accommodative monetary policy stance and expectations of more stimulus from global central banks weighed on the Treasury yield at certain points during the period. However, several better-than-expected U.S. economic reports and periods of optimism about a potential U.S.-China trade deal supported the yield. The 10-year yield persistently fell below certain short-term yields due to weaker economic data, escalating U.S. trade tensions with China and other trading partners, and the Fed’s recent monetary policy easing. Overall, the 10-year Treasury yield declined from 2.41% at the beginning of the period to 1.68% at period-end.

International bonds outside the U.S. generally registered strong gains over the review period, as yields in many government bond markets fell to record low levels, amid heightened concerns among investors about global economic growth and trade tensions. Many central banks eased monetary policy, with the U.S. Fed cutting interest rates in July and September, and the European Central Bank responding with a package of easing measures in September, including a rate cut and restarting its bond purchases. The overall impact of global headwinds on the U.S. economy remained unclear, and while data showed that overall growth had slowed in the second quarter, activity remained robust in many areas, particularly consumer spending. The eurozone economy, however, appeared more vulnerable to global trade concerns than the U.S., and activity in many member countries showed what we considered signs of faltering. We believe Germany, in particular, appeared to be close to a recession.

The foregoing information reflects our analysis and opinions as of September 30, 2019. The information is not a complete analysis of every aspect of any market, country, industry, security or fund. Statements of fact are from sources considered reliable.

1. Source: Bureau of Labor Statistics

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Franklin Liberty High Yield Corporate ETF

This semiannual report for Franklin Liberty High Yield Corporate ETF covers the period ended September 30, 2019.

Your Fund’s Goal and Main Investments

The Fund seeks a high level of current income with a secondary goal of seeking capital appreciation to the extent it is possible and consistent with the Fund’s principal goal. The Fund invests at least 80% of its net assets in high yield corporate debt securities and investments that provide exposure to high yield corporate debt securities, including fixed or floating rate corporate loans and corporate debt securities.

Performance Overview

During the six-month period, the Fund posted cumulative total returns of +4.54% based on market price and +4.43% based on net asset value (NAV). In comparison, the ICE BofAML U.S. High Yield Constrained Index posted a +3.82% total return for the same period.1 You can find more of the Fund’s performance data in the Performance Summary beginning on page 6.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Investment Strategy

The Fund may invest up to 100% of its total assets in high yield debt securities. The Fund may buy both rated and unrated debt securities, including securities rated below B by Moody’s or Standard & Poor’s® (or deemed comparable by the Fund’s investment manager). The Fund may invest in fixed or floating rate corporate loans and corporate debt securities. The Fund may also invest in defaulted debt securities. The Fund may invest in debt securities of any maturity or duration.

The Fund may invest in debt securities of U.S. and foreign issuers, including those in developing or emerging markets.

Top 10 Sectors/Industries

9/30/19

% of Total Net Assets
Media	11.2%
Containers & Packaging	9.4%
Oil, Gas & Consumable Fuels	7.9%
Hotels Restaurants & Leisure	5.5%
Health Care Providers & Services	5.1%
Machinery	4.7%
Entertainment	4.6%
Chemicals	4.3%
Energy Equipment & Services	3.4%
Pharmaceuticals	3.2%

The Fund may enter into certain derivative transactions, principally currency and cross currency forwards; and swap agreements, including interest rate and credit default swaps (including credit default index swaps). The use of these derivative transactions may allow the Fund to obtain net long or short exposures to select currencies, interest rates, countries, durations or credit risks.

We are research driven, fundamental investors who rely on our team of analysts to provide in-depth industry expertise and use qualitative and quantitative analysis to evaluate companies. As bottom-up investors, we focus primarily on individual securities but consider sectors when choosing investments. In selecting securities, we do not rely principally on the ratings assigned by rating agencies, but perform our own independent investment analysis to evaluate the creditworthiness of the issuer. We consider a variety of factors, including the issuer’s experience and managerial strength, its sensitivity to economic conditions, and its current and prospective financial condition.

What is a currency forward contract?

A currency forward contract, or a currency forward, is an agreement between the Fund and a counterparty to buy or sell a foreign currency in exchange for another currency at a specific exchange rate on a future date.

1. Source: Factset.

The index is unmanaged and includes reinvestment of any income or distributions. It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 21.

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FRANKLIN LIBERTY HIGH YIELD CORPORATE ETF

Portfolio Composition

Based on Total Net Assets as of 9/30/19

What is a credit default swap?

A credit default swap, or CDS, is an agreement between two parties whereby the buyer receives credit protection from the seller. The buyer makes periodic payments over the term of the agreement in return for a payment by the seller in the event of a default or other credit event.

Manager’s Discussion

High-yield corporate bonds generally performed well during the period under review, as the benchmark ICE BofAML U.S. High Yield Constrained Index returned +3.82%. However, performance was decidedly more mixed compared to the first three months of the calendar year, as the market experienced meaningful trade policy-related sell-offs in May and early August. Market drivers included slowing economic data, increasingly accommodative central banks and headlines about global trade disputes. Standard & Poor’s 500® Index corporate earnings were weaker compared to the prior year, but corporate credit metrics remained broadly stable.

U.S. Treasury yields generally declined across the curve and lower government bond yields globally likely helped to support demand for high-yield corporate bonds during the period, particularly for higher rated segments of the market, which notably outperformed. Based on Bloomberg Barclays High Yield indexes, BB rated bonds led the way with a return of +5.17%, compared to respective returns of +4.35% and -1.47% for the B and CCC rated segments. Based on the ICE BofAML U.S. High Yield Index, high-yield spreads narrowed very slightly from 405 basis points (bps) to 402 bps, levels that belied market volatility more accurately captured by a low of 364 bps in mid-May and a high of 470 bps in early June. From an industry standpoint, all major groups posted positive total returns during the period with the exception of energy, which underperformed by a notable margin as volatile oil prices and geopolitical tensions in the Middle East presented headwinds for the segment. Despite positive absolute results, health care, metals and mining, and chemicals all lagged the broader high-yield market as well. In contrast, the retail, financial services and housing industries posted strong performance during the period.

Top 10 Fund Holdings

9/30/19

Company Sector/Industry	% of Total Net Assets
FHLB, 1.602%, 10/01/2019 Bank	3.3%
CCO Holdings LLC / CCO Holdings Capital Corp., senior bond, senior bond, 144A, 5.375%, 6/01/2029 Media	2.4%
Cheniere Energy Partners LP, senior bond, 144A, senior secured note, first lien, 5.25%, 10/01/2025 Oil, Gas & Consumable Fuels	2.3%
CSC Holdings LLC, senior bond, 144A, 6.625%, 10/15/2025 Media	2.1%
Altice Luxembourg SA, first lien, 144A, 10.50%, 5/15/2027 Media	1.5%
Performance Food Group Inc., senior note, 144A, 5.50%, 10/15/2027 Food & Staples Retailing	1.4%
Trivium Packaging Finance BV, senior secured note, 144A, 5.50%, 8/15/2026 Containers & Packaging	1.4%
Ardagh Packaging Finance PLC / Ardagh Holdings USA Inc., senior note, 144A, 6.00%, 2/15/2025 Containers & Packaging	1.4%
CyrusOne LP / CyrusOne Finance Corp., senior note, 5.00%, 3/15/2024 Equity Real Estate Investment Trusts	1.3%
Terex Corp., senior note, 144A, 5.625%, 2/01/25 Machinery	1.3%

The Fund outperformed its benchmark as well as its Morningstar High Yield category average both in market price and NAV terms.

During the period, the primary driver of relative performance was the overall allocation effect, which saw meaningful contributions from both quality and sector contexts. Specifically, the Fund benefited from its overweight exposures to BBB and BB rated bonds, which outperformed, along with its concurrent underweight to CCC bonds, which notably underperformed during the period. The quality trend also generally applied to the Fund’s sector performance, where the Fund benefited significantly from its underweight to the energy sector. The Fund’s overweight to the building industry also contributed as it outperformed the broader market for the period.

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FRANKLIN LIBERTY HIGH YIELD CORPORATE ETF

In contrast, security selection detracted from relative results overall, with energy representing a major detractor as select holdings experienced bouts of distress during the period. For similar reasons, the packaging sector also detracted based on a select holding which struggled due to idiosyncratic factors. We continued to see positive selection effects across several sectors, particularly in the media/cable and health care sectors.

The Fund held only cash bonds during the period and had no exposure to derivatives.

Thank you for your participation in Franklin Liberty High Yield Corporate ETF. We look forward to serving your future investment needs.

Glenn I. Voyles, CFA®

Patricia O’Connor, CFA

Portfolio Management Team

The foregoing information reflects our analysis, opinions and portfolio holdings as of September 30, 2019, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

CFA® is a trademark owned by CFA Institute.

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FRANKLIN LIBERTY HIGH YIELD CORPORATE ETF

Performance Summary as of September 30, 2019

Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not include brokerage commissions that may be payable on secondary market transactions. The performance tables do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (6/1/18), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV.

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 9/30/191

	Cumulative Total Return[2]		Average Annual Total Return[2]
	Based on NAV[3]	Based on market price[4]	Based on NAV[3]	Based on market price[4]
6-Month[7]	+4.43%	+4.54%	+4.43%	+4.54%
1-Year	+8.28%	+8.73%	+8.28%	+8.73%
Since Inception (5/30/18)	+11.82%	+12.28%	+8.71%	+9.05%

	30-Day Standardized Yield[6]
Distribution Rate[5]	(with fee waiver)	(without fee waiver)
2.16%	4.97%	4.09%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 7 for Performance Summary footnotes.

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FRANKLIN LIBERTY HIGH YIELD CORPORATE ETF

PERFORMANCE SUMMARY

Distributions (4/1/19–9/30/19)

Net Investment Income
$0.827208

Total Annual Operating Expenses8

With Fee Waiver	Without Fee Waiver
0.40%	1.54%

All investments involve risks, including possible loss of principal. Bond prices generally move in the opposite direction of interest rates. Thus, as the prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Distributions to shareholders may decline when prevailing interest rates fall or when the Fund experiences defaults on debt securities it holds. The high-yield corporate debt securities and instruments in which the Fund invests tend be rated below investment grade. Investing in higher-yielding, lower-rated corporate debt securities and instruments involves greater risk of default, which could result in loss of principal—a risk that may be heightened in a slowing economy. Changes in the financial strength of a bond issuer or in a bond’s credit rating may affect its value. The markets for particular securities or types of securities are or may become relatively illiquid. Reduced liquidity will have an adverse impact on the security’s value and on the Fund’s ability to sell such securities when necessary to meet the Fund’s liquidity needs or in response to a specific market event. Investing in derivative securities and the use of foreign currency techniques involve special risks as such may not achieve the anticipated benefits and/or may result in losses to the Fund. The Fund’s prospectus also includes a description of the main investment risks.

ETFs trade like stocks, fluctuate in market value and may trade at prices above or below their net asset value. Brokerage commissions and ETF expenses will reduce returns.

1. The Fund has a fee waiver and/or expense reimbursement contractually guaranteed through 7/31/20. Fund investment results reflect the expense reduction; without this reduction, the results would have been lower.

2. Total return calculations represent the cumulative and average annual changes in value of an investment over the period indicated. Return for less than one year, if any, has not been annualized.

3. Assumes reinvestment of distributions based on net asset value.

4. Assumes reinvestment of distributions based on market price.

5. Distribution rate is based on an annualization of the September dividend and the NAV per share on 9/30/19.

6. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.

7. Total return information is based on net asset values calculated for shareholder transactions. Certain adjustments were made to the net assets of the Fund at 9/30/19 for financial reporting purposes, and as a result, the total returns based on those net asset values differ from the adjusted total returns reported in the Financial Highlights.

8. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

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FRANKLIN LIBERTY HIGH YIELD CORPORATE ETF

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing Fund costs, including management fees and other Fund expenses. All funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value.” You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $ 7.50, then 8.6 × $ 7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different ETFs. In addition, if transactional costs were included, your total costs would have been higher.

	Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)

Beginning Account Value 4/1/19	Ending Account Value 9/30/19	Expenses Paid During Period 4/1/19–9/30/19[1,2]	Ending Account Value 9/30/19	Expenses Paid During Period 4/1/19–9/30/19[1,2]	Net Annualized Expense Ratio[2]
$1,000.00	$1,044.30	$2.04	$1,023.00	$2.02	0.40%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 183/366 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements.

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Franklin Liberty International Aggregate Bond ETF

This semiannual report for Franklin Liberty International Aggregate Bond ETF covers the period ended September 30, 2019.

Your Fund’s Goal and Main Investments

The Fund seeks total investment return, consisting of a combination of interest income and capital appreciation. Under normal market conditions, the Fund invests at least 80% of its net assets in bonds and investments that provide exposure to bonds.

Performance Overview

During the six-month period, the Fund posted cumulative total returns of +5.09% based on market price and +5.02% based on net asset value (NAV). In comparison, the Bloomberg Barclays Global Aggregate ex-USD Index posted a +2.82% total return for the same period.1 You can find more of the Fund’s performance data in the Performance Summary beginning on page 11.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Investment Strategy

The Fund invests predominantly in fixed and floating-rate bonds issued by governments, government agencies and governmental-related or corporate issuers located outside the U.S. The Fund may also invest in securities or structured products that are linked to or derive their value from another security, asset or currency of any nation. In addition, the Fund’s assets are invested in issuers located in at least three countries (excluding the U.S.).

The Fund may invest in debt securities of any maturity or duration, and the average maturity or duration of debt securities in the Fund’s portfolio will fluctuate depending on the investment manager’s outlook on changing market, economic and political conditions.

Geographic Composition

Based on Total Net Assets as of 9/30/19

Europe	57.7%
Asia	16.8%
Supranationals	8.6%
North America	4.8%
Australia & New Zealand	2.2%
Latin America & Caribbean	1.0%
Middle East & Africa	0.5%
Short-Term Investments & Other Net Assets	8.4%

The Fund is a “non-diversified” fund, which means it generally invests a greater portion of its assets in the securities of one or more issuers and invests overall in a smaller number of issuers than a diversified fund.

What is duration?

Duration is a measure of a bond’s price sensitivity to interest rate changes. In general, a portfolio of securities with a lower duration can be expected to be less sensitive to interest rate changes than a portfolio with a higher duration.

When choosing investments for the Fund, we allocate the Fund’s assets based upon our assessment of changing market, political and economic conditions. We consider various factors, including evaluation of interest rates, currency exchange rate changes and credit risks. We may consider selling a security when we believe the security has become fully valued due to either its price appreciation or changes in the issuer’s fundamentals, or when we believe another security is a more attractive investment opportunity.

Manager’s Discussion

The Fund’s security selection and sector allocation contributed to relative returns, boosted mainly by positioning in Italian and Spanish government bonds as well as selection among corporate financial issues.

The Fund’s duration and yield-curve positioning also helped relative results, largely due to overweight duration exposure to eurozone and Polish bonds. An underweight duration

1. Source: Factset.

The index is unmanaged and includes reinvestment of any income or distributions. It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.

See www.franklintempletondatasources.com for additional data provider information

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 25.

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FRANKLIN LIBERTY INTERNATIONAL AGGREGATE BOND ETF

Portfolio Composition

Based on Total Net Assets as of 9/30/19

position in U.K. issues taken early in the period had a positive impact, although a similar stance in Canadian debt detracted from relative performance.

The Fund’s currency positioning further added to relative returns, partly due to underweight exposures to the Chinese renminbi and South Korean won. However, an overweight allocation to the Polish zloty weighed on relative results.

In contrast, the Fund’s local market allocation slightly detracted from relative returns, largely as a result of an overweight exposure to the Polish market.

Effective October 15, 2019, after period-end, David Zahn, CFA, and Patrick Klein, Ph.D., were added as co-lead portfolio managers, joining current co-lead portfolio managers John Beck and Sonal Desai, Ph.D.

Thank you for your participation in Franklin Liberty International Aggregate Bond ETF. We look forward to serving your future investment needs.

John Beck Co-Lead Portfolio Manager

Sonal Desai, Ph.D. Co-Lead Portfolio Manager

The foregoing information reflects our analysis, opinions and portfolio holdings as of September 30, 2019, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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FRANKLIN LIBERTY INTERNATIONAL AGGREGATE BOND ETF

Performance Summary as of September 30, 2019

Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not include brokerage commissions that may be payable on secondary market transactions. The performance tables do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (6/1/18), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV.

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 9/30/191

	Cumulative Total Return[2]		Average Annual Total Return[2]
	Based on NAV[3]	Based on market price[4]	Based on NAV[3]	Based on market price[4]
6-Month	+5.02%	+5.09%	+5.02%	+5.09%
1-Year	+7.08%	+7.85%	+7.08%	+7.85%
Since Inception (5/30/18)	+5.02%	+5.22%	+3.73%	+3.88%

	30-Day Standardized Yield[6]
Distribution Rate[5]	(with fee waiver)	(without fee waiver)
2.15%	0.46%	-2.02%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 12 for Performance Summary footnotes.

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FRANKLIN LIBERTY INTERNATIONAL AGGREGATE BOND ETF

PERFORMANCE SUMMARY

Distributions (4/1/19–9/30/19)

Net Investment Income
$0.089110

Total Annual Operating Expenses7

With Fee Waiver	Without Fee Waiver
0.25%	2.32%

All investments involve risks, including possible loss of principal. Bond prices generally move in the opposite direction of interest rates. As the prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Changes in the financial strength of a bond issuer or in a bond’s credit rating may affect its value. The Fund’s investments in foreign securities involve certain risks including currency fluctuations, and economic and political uncertainties. Investments in developing markets involve heightened risks related to the same factors, in addition to those associated with their relatively small size and lesser liquidity. Investing in derivative securities and the use of foreign currency techniques involve special risks as such may not achieve the anticipated benefits and/or may result in losses to the Fund. The Fund may not achieve the anticipated benefits, and may realize losses when a counterparty fails to perform as promised. Sovereign debt securities are subject to various risks in addition to those relating to debt securities and foreign securities generally, including, but not limited to, the risk that a governmental entity may be unwilling or unable to pay interest and repay principal on its sovereign debt, or otherwise meet its obligations when due because of cash flow problems, insufficient foreign reserves, the relative size of the debt service burden to the economy as a whole, the government’s policy toward principal international lenders such as the International Monetary Fund, or the political considerations to which the government may be subject. The Fund’s prospectus also includes a description of the main investment risks.

ETFs trade like stocks, fluctuate in market value and may trade at prices above or below their net asset value. Brokerage commissions and ETF expenses will reduce returns.

1. The Fund has a fee waiver and/or expense reimbursement contractually guaranteed through 7/31/20. Fund investment results reflect the expense reduction; without this reduction, the results would have been lower.

2. Total return calculations represent the cumulative and average annual changes in value of an investment over the period indicated. Return for less than one year, if any, has not been annualized.

3. Assumes reinvestment of distributions based on net asset value.

4. Assumes reinvestment of distributions based on market price.

5. Distribution rate is based on an annualization of the September dividend and the NAV per share on 9/30/19.

6. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.

7. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

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FRANKLIN LIBERTY INTERNATIONAL AGGREGATE BOND ETF

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing Fund costs, including management fees and other Fund expenses. All funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value.” You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

	Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)

Beginning Account Value 4/1/19	Ending Account Value 9/30/19	Expenses Paid During Period 4/1/19–9/30/19[1,2]	Ending Account Value 9/30/19	Expenses Paid During Period 4/1/19–9/30/19[1,2]	Net Annualized Expense Ratio[2]
$1,000.00	$1,050.20	$1.64	$1,023.40	$1.62	0.32%[3]

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 183/366 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements.

3. Effective 08/01/19, the investment manager has contractually agreed to waive or assume certain expenses so that expenses (including acquired fund fees and expenses) do not exceed 0.25% (other than certain non-routine expenses) until 07/31/20. Prior to 08/01/19, the fund was capped at 0.35%. The table above is calculated at a rate of 0.32%, which reflects a blended rate for the period noted.

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Franklin Liberty Senior Loan ETF

This semiannual report for Franklin Liberty Senior Loan ETF covers the period ended September 30, 2019.

Your Fund’s Goal and Main Investments

The Fund seeks to provide a high level of current income with a secondary goal of preservation of capital. The Fund invests at least 80% of its net assets in senior loans and investments that provide exposure to senior loans.

Performance Overview

During the six-month period, the Fund posted cumulative total returns of +2.93% based on market price and +2.65% based on net asset value (NAV). In comparison, the Fund’s primary benchmark, the S&P/LSTA U.S. Leveraged Loan 100 Index, posted a +2.93% total return for the same period.1 The Fund’s additional benchmark, the Custom Franklin Senior Loan Index, posted a +3.75% total return for the same period.1 You can find more of the Fund’s performance data in the Performance Summary beginning on page 17.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Investment Strategy

The Fund invests predominantly in income-producing senior floating interest rate corporate loans made to or issued by U.S. companies, non-U.S. entities and U.S. subsidiaries of non-U.S. entities. Floating interest rates vary with and are periodically adjusted to a generally recognized base interest rate such as the London Interbank Offered Rate (LIBOR) or the Prime Rate. The Fund may invest in companies whose financial condition is troubled or uncertain and that may be involved in bankruptcy proceedings, reorganizations or financial restructurings.

Senior loans generally have credit ratings below investment grade and may be subject to restrictions on resale. Under

Top 10 Sectors/Industries

9/30/19

% of Total Net Assets
Diversified Financial Services	14.6%
Media	10.6%
Hotels Restaurants & Leisure	8.7%
Health Care Providers & Services	7.3%
Pharmaceuticals	6.2%
Containers & Packaging	4.9%
Commercial Services & Supplies	4.5%
Food & Staples Retailing	4.2%
Food Products	4.1%
Chemicals	3.8%

normal market conditions, the Fund invests at least 75% of its net assets in senior loans that are rated B- or higher at the time of purchase by a nationally recognized statistical rating organization (NRSRO) or, if unrated, are determined to be of comparable quality by the Fund’s investment manager. Under normal market conditions, the Fund may invest up to 25% of its net assets in senior loans that are rated below B- by an NRSRO or, if unrated, are determined to be of comparable quality by the investment manager.

Manager’s Discussion

Expectations of rate cuts that would decrease income generation helped to limit principal gains during the period, as retail investors continued to redeem from loan mutual funds. However, healthy demand from collateralized loan obligations remained, which helped to support loan prices amid periodic bouts of volatility. While the market experienced an increase in new issuance to finance mergers and acquisitions, there were also large paydowns that helped to keep net new issuance relatively lower, which balanced out technical conditions.

During the period, the Fund underperformed its primary benchmark, the S&P/LSTA U.S. Leveraged Loan 100 Index, and its additional benchmark, the Custom Franklin Senior Loan Index. The Fund continued to invest in loans from the largest obligors in the loan market, which outperformed the

1. Source: FactSet. The Custom Franklin Senior Loan Index comprises the Subset Index of Top 50 Obligors in Credit Suisse Leveraged Loan Index, which includes only the top 50 obligors of the Credit Suisse Leveraged Loan Index. Credit Suisse is not responsible for or involved in the calculation or management of the Subset Index of Top 50 Obligors in Credit Suisse Leveraged Loan Index.

The indexes are unmanaged and includes reinvestment of any income or distributions. They do not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.

See www.franklintempletondatasources.com for additional data provider information

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 28.

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FRANKLIN LIBERTY SENIOR LOAN ETF

Portfolio Composition

Based on Total Net Assets as of 9/30/19

broader market during the period. These larger loans had higher weightings in the custom benchmark, which led to higher returns compared to our primary benchmark, as well as the portfolio. Higher-rated loans outperformed within the broader loan market, but within the Fund’s investable universe, middle-tier loans outperformed. During the period, upper-tier loans in the custom index returned +3.74%, middle-tier loans returned +3.77% and lower-tier loans returned +6.55%. As of 9/30/19, the Fund had approximately 76% of its loan portfolio in the upper tier and 23% in the middle tier, compared to the custom index, which had 44% in the upper tier and 54% in the middle tier.

Among individual positions, US Foods (a foodservice distributor) contributed to performance as it reported solid results during the period and completed an acquisition with an incremental term loan that attracted strong demand. The term loan of CSC Holdings (a broadband and communications provider) also contributed to performance as the company reported solid results during the period and the company was able to refinance a portion of its debt. However, two specialty pharmaceutical companies, Endo International and Mallinckrodt International detracted from performance during the period. The term loans traded lower amid uncertainty of future liability obligations due to ongoing litigation concerning the opioid crisis.

Top 10 Fund Holdings

9/30/19

Company Sector/Industry	% of Total Net Assets
FHLB , 1.602%, 10/01/2019 Banks	9.1%
DaVita, Inc., Term Loan B, 4.431%, 8/12/2026 Health Care Providers & Services	2.8%
Nexstar Broadcasting, Inc., Term B-4 Loan, 4.807%, 9/18/2026 Media	2.8%
CommScope, Inc., Initial Term Loans, 5.362%, 4/06/2026 Communications Equipment	2.8%
Panther BF Aggregator 2 LP, Initial Dollar Term Loan, 5.612%, 4/30/2026 Auto Components	2.8%
Asurion LLC, Replacement B-6 Term Loans, 5.112%, 11/03/2023 Diversified Financial Services	2.7%
Berry Global, Inc., Term Q Loan, 4.299%, Term U Loans, 4.549%, 7/01/2026 Containers & Packaging	2.7%
Grifols Worldwide Operations USA, Inc., Tranche B Term Loan, 4.196%, 1/31/2025 Pharmaceuticals	2.7%
Global Medical Response, Inc., New Term Loans, 6.652%, 3/14/2025 Health Care Providers & Services	2.6%
CSC Holdings, LLC, March 2017 Incremental Term Loans, 4.277%, 7/17/2025 Media	2.6%

franklintempleton.com	Semiannual Report	15

FRANKLIN LIBERTY SENIOR LOAN ETF

Thank you for your participation in Franklin Liberty Senior Loan ETF. We look forward to serving your future investment needs.

Reema Agarwal, CFA Co-Lead Portfolio Manager

Justin Ma, CFA Co-Lead Portfolio Manager
Margaret Chiu, CFA, FRM

Portfolio Management Team

The foregoing information reflects our analysis, opinions and portfolio holdings as of September 30, 2019, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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FRANKLIN LIBERTY SENIOR LOAN ETF

Performance Summary as of September 30, 2019

Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not include brokerage commissions that may be payable on secondary market transactions. The performance tables do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (6/1/18), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV.

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 9/30/191

	Cumulative Total Return[2]		Average Annual Total Return[2]
	Based on NAV[3]	Based on market price[4]	Based on NAV[3]	Based on market price[4]
6-Month	+2.65%	+2.93%	+2.65%	+2.93%
1-Year	+3.22%	+3.42%	+3.22%	+3.42%
Since Inception (5/30/18)	+5.15%	+5.60%	+3.83%	+4.16%

	30-Day Standardized Yield[6]
Distribution Rate[5]	(with fee waiver)	(without fee waiver)
3.75%	4.27%	3.78%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 18 for Performance Summary footnotes.

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FRANKLIN LIBERTY SENIOR LOAN ETF

PERFORMANCE SUMMARY

Distributions (4/1/19–9/30/19)

Net Investment Income
$0.611602

Total Annual Operating Expenses7

With Fee Waiver	Without Fee Waiver
0.45%	1.00%

All investments involve risks, including possible loss of principal. Investors should be aware that the Fund’s share price and yield will fluctuate with market conditions. The Fund should not be considered an alternative to money market funds or certificates of deposit (CDs). The senior loans and debt securities in which the Fund invests tend to be rated below investment grade. Investing in higher-yielding, lower-rated, senior loans and debt securities involves greater risk of default, which could result in loss of principal—a risk that may be heightened in a slowing economy. Interest earned on senior loans varies with changes in prevailing interest rates. Therefore, while senior loans offer higher interest income when interest rates rise, they will also generate less income when interest rates decline. Changes in the financial strength of a bond issuer or in a bond’s credit rating may affect its value. The markets for particular securities or types of securities are or may become relatively illiquid. Reduced liquidity will have an adverse impact on the security’s value and on the Fund’s ability to sell such securities when necessary to meet the Fund’s liquidity needs or in response to a specific market event. The Fund’s prospectus also includes a description of the main investment risks

ETFs trade like stocks, fluctuate in market value and may trade at prices above or below their net asset value. Brokerage commissions and ETF expenses will reduce returns.

1. The Fund has a fee waiver and/or expense reimbursement contractually guaranteed through 7/31/20. Fund investment results reflect the expense reduction; without this reduction, the results would have been lower.

2. Total return calculations represent the cumulative and average annual changes in value of an investment over the period indicated. Return for less than one year, if any, has not been annualized.

3. Assumes reinvestment of distributions based on net asset value.

4. Assumes reinvestment of distributions based on market price.

5. Distribution rate is based on an annualization of the September dividend and the NAV per share on 9/30/19.

6. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.

7. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

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FRANKLIN LIBERTY SENIOR LOAN ETF

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing Fund costs, including management fees and other Fund expenses. All funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value.” You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

	Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)

Beginning Account Value 4/1/19	Ending Account Value 9/30/19	Expenses Paid During Period 4/1/19–9/30/19[1,2]	Ending Account Value 9/30/19	Expenses Paid During Period 4/1/19–9/30/19[1,2]	Net Annualized Expense Ratio[2]
$1,000.00	$1,026.50	$2.28	$1,022.75	$2.28	0.45%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 183/366 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements.

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FRANKLIN TEMPLETON ETF TRUST

Financial Highlights

Franklin Liberty High Yield Corporate ETF

	Six Months Ended September 30, 2019 (unaudited)	Year Ended March 31, 2019[a]

Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$25.45	$25.00

Income from investment operations[b]:

Net investment income[c]	0.72	1.21

Net realized and unrealized gains (losses)	0.45	0.49

Total from investment operations	1.17	1.70

Less distributions from:

Net investment income	(0.83)	(1.23)

Net realized gains	—	(0.02)

Total distributions	(0.83)	(1.25)

Net asset value, end of period	$25.79	$25.45

Total return[d]	4.43%	7.07%

Ratios to average net assets[e]

Expenses before waiver and payments by affiliates	1.58%	1.54%

Expenses net of waiver and payments by affiliates	0.40%	0.40%

Net investment income	5.70%	5.80%

Supplemental data

Net assets, end of period (000’s)	$30,944	$10,181

Portfolio turnover rate[f]	21.24%	23.57%

Portfolio turnover rate excluding portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely or in part for cash[f,g]	21.24%	—%

aFor the period May 30, 2018 (commencement of operations) to March 31, 2019.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return is not annualized for periods less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.

eRatios are annualized for periods less than one year.

fPortfolio turnover rate excludes the value of portfolio securities received or delivered as a result of processing capital share transactions in Creation Units, if any.

gEffective September 30, 2019.

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FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, September 30, 2019 (unaudited)

Franklin Liberty High Yield Corporate ETF

		Country	Principal Amount*	Value
	Corporate Bonds & Notes 94.3%
	Automobiles & Components 1.0%
a	Adient US LLC, senior secured note, 144A, 7.00%, 5/15/26	United States	300,000	$314,250

	Banks 1.0%
	Royal Bank of Scotland Group PLC, sub. note, 5.125%, 5/28/24	United Kingdom	300,000	320,039

	Capital Goods 11.6%
a	BBA US Holdings Inc., senior note, 144A, 5.375%, 5/01/26	United States	300,000	315,750
a	Beacon Roofing Supply Inc., senior note, 144A, 4.875%, 11/01/25	United States	400,000	393,440
a	Cloud Crane LLC, secured note, second lien, 144A, 10.125%, 8/01/24	United States	300,000	321,750
a	Cornerstone Building Brands Inc., senior secured note, 144A, 8.00%, 4/15/26	United States	400,000	395,000
	H&E Equipment Services Inc., senior note, 5.625%, 9/01/25	United States	300,000	309,945
a	Harsco Corp., senior note, 144A, 5.75%, 7/31/27	United States	300,000	313,140
a	Jeld-Wen Inc., senior note, 144A, 4.625%, 12/15/25	United States	400,000	402,512
a	Manitowoc Co. Inc., secured note, second lien, 144A, 9.00%, 4/01/26	United States	400,000	393,000
a	Terex Corp., senior note, 144A, 5.625%, 2/01/25	United States	400,000	411,000
a	TransDigm Inc., senior secured note, 144A, 6.25%, 3/15/26	United States	300,000	322,875

				3,578,412

	Commercial & Professional Services 1.3%
	United Rentals North America Inc., senior bond, 5.875%, 9/15/26	United States	300,000	321,015
a	West Corp., senior note, 144A, 8.50%, 10/15/25	United States	100,000	80,875

				401,890

	Consumer Durables & Apparel 1.1%
a	Ashton Woods USA LLC / Ashton Woods Finance Co., senior note, 144A, 9.875%, 4/01/27	United States	300,000	329,250

	Consumer Services 5.5%
a	24 Hour Holdings III LLC, senior note, 144A, 8.00%, 6/01/22	United States	400,000	334,500
	CONTRA CB DOWNEY FIN D, 10.50%, 2/15/23	United States	100,000	1,250
a	Downstream Development Authority of Quapaw Tribe of Oklahoma, secured note, 144A, 10.50%, 2/15/23	United States	100,000	107,000
a	Golden Nugget Inc., senior note, 144A, 6.75%, 10/15/24	United States	300,000	306,000
a	Stars Group Holdings BV / Stars Group US Co-Borrower LLC, senior note, 144A, 7.00%, 7/15/26	Netherlands	300,000	320,250
a	Studio City Finance Ltd., senior note, 144A, 7.25%, 2/11/24	Macau	300,000	316,500
a	Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., senior bond, 144A, 5.50%, 3/01/25	United States	300,000	316,590

				1,702,090

	Diversified Financials 2.1%
a	HAT Holdings I LLC / HAT Holdings II LLC, senior note, 144A, 5.25%, 7/15/24	United States	300,000	316,125
	Springleaf Finance Corp., senior note, 6.625%, 1/15/28	United States	300,000	323,340

				639,465

	Energy 10.0%
a	Archrock Partners LP / Archrock Partners Finance Corp., senior note, 144A, 6.875%, 4/01/27	United States	300,000	319,863
a	California Resources Corp., secured note, second lien, 144A, 8.00%, 12/15/22	United States	100,000	50,000
	Cheniere Corpus Christi Holdings LLC, senior secured note, first lien, 5.875%, 3/31/25	United States	300,000	334,539
	Cheniere Energy Partners LP,
	[a] senior bond, 144A, 4.50%, 10/01/29	United States	400,000	410,500
	senior secured note, first lien, 5.25%, 10/01/25	United States	300,000	312,375
	Chesapeake Energy Corp., senior note, 7.50%, 10/01/26	United States	400,000	274,000
	Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp., senior note, 5.75%, 4/01/25	United States	300,000	309,750
	Martin Midstream Partners LP / Martin Midstream Finance Corp., senior note, 7.25%, 2/15/21	United States	100,000	93,376

franklintempleton.com	Semiannual Report	21

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Liberty High Yield Corporate ETF (continued)

		Country	Principal Amount*	Value
	Corporate Bonds & Notes (continued)
	Energy (continued)
	Nabors Industries Inc., senior note, 5.50%, 1/15/23	United States	400,000	$331,000
	QEP Resources Inc., senior note, 5.625%, 3/01/26	United States	400,000	347,120
	Sunoco LP / Sunoco Finance Corp., senior note, 5.50%, 2/15/26	United States	300,000	313,851

				3,096,374

	Food & Staples Retailing 1.4%
a	Performance Food Group Inc., senior note, 144A, 5.50%, 10/15/27	United States	400,000	423,000

	Food, Beverage & Tobacco 1.0%
	B&G Foods Inc., senior note, 5.25%, 4/01/25	United States	300,000	307,500

	Health Care Equipment & Services 5.4%
a	CHS / Community Health Systems Inc., senior note, 144A, 8.125%, 6/30/24	United States	400,000	320,000
	DaVita Inc., senior bond, 5.125%, 7/15/24	United States	100,000	101,875
	HCA Inc., senior bond, 5.875%, 2/01/29	United States	300,000	337,344
a	Hill-Rom Holdings Inc., senior note, 144A, 4.375%, 9/15/27	United States	100,000	102,485
a	MEDNAX Inc., senior note, 144A, 6.25%, 1/15/27	United States	400,000	397,972
a,b	Polaris Intermediate Corp., senior note, 144A, PIK, 8.50%, 12/01/22	United States	100,000	85,500
	Tenet Healthcare Corp., senior note, 8.125%, 4/01/22	United States	300,000	325,590

				1,670,766

	Materials 17.1%
a	Ardagh Packaging Finance PLC / Ardagh Holdings USA Inc., senior note, 144A, 6.00%, 2/15/25	Ireland	400,000	419,240
a	Cemex Finance LLC, senior secured note, first lien, 144A, 6.00%, 4/01/24	United States	200,000	205,800
a	Element Solutions Inc., senior note, 144A, 5.875%, 12/01/25	United States	300,000	314,969
a	First Quantum Minerals Ltd., senior note, 144A, 7.25%, 4/01/23	Zambia	400,000	396,000
a	Mauser Packaging Solutions Holding Co., senior note, 144A, 7.25%, 4/15/25	United States	400,000	379,620
a	Neon Holdings Inc., senior note, 144A, 10.125%, 4/01/26	United States	300,000	303,000
a	Novelis Corp., senior bond, 144A, 5.875%, 9/30/26	United States	300,000	315,360
a	Owens-Brockway Glass Container Inc., senior note, 144A, 5.875%, 8/15/23	United States	300,000	319,500
a	Plastipak Holdings Inc., senior note, 144A, 6.25%, 10/15/25	United States	400,000	332,000
a	Rain CII Carbon LLC / CII Carbon Corp., senior note, second lien, 144A, 7.25%, 4/01/25	United States	400,000	384,000
a	Reynolds Group Issuer Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Luxembourg SA, senior secured note, first lien, 144A, 5.125%, 7/15/23	United States	400,000	410,500
a	Sealed Air Corp., senior bond, 144A, 5.25%, 4/01/23	United States	300,000	321,000
	Steel Dynamics Inc., senior bond, 5.00%, 12/15/26	United States	100,000	105,000
a	SunCoke Energy Partners LP / SunCoke Energy Partners Finance Corp., senior note, 144A, 7.50%, 6/15/25	United States	400,000	357,500
a	TPC Group Inc., secured note, 144A, 10.50%, 8/01/24	United States	300,000	314,250
a	Trivium Packaging Finance BV, senior secured note, 144A, 5.50%, 8/15/26	Netherlands	400,000	421,480

				5,299,219

	Media & Entertainment 18.2%
a	Altice Luxembourg SA, first lien, 144A, 10.50%, 5/15/27	Luxembourg	400,000	451,800
	AMC Entertainment Holdings Inc., senior sub. note, 5.875%, 11/15/26	United States	400,000	365,000
	CCO Holdings LLC / CCO Holdings Capital Corp.,
	senior bond, 5.125%, 2/15/23	United States	400,000	407,500
	[a] senior bond, 144A, 5.375%, 6/01/29	United States	300,000	320,250
a	Clear Channel Worldwide Holdings Inc., first lien, senior secured note, 144A, 5.125%, 8/15/27	United States	300,000	313,305
a	CSC Holdings LLC, senior bond, 144A, 6.625%, 10/15/25	United States	600,000	643,680
a	Diamond Sports Group LLC / Diamond Sports Finance Co., senior note, 144A, 6.625%, 8/15/27	United States	300,000	312,000
	DISH DBS Corp., senior note, 5.875%, 7/15/22	United States	300,000	313,125
a	iHeartCommunications Inc., senior secured note, first lien, 144A, 5.25%, 8/15/27	United States	300,000	312,750
	Netflix Inc., senior bond, 5.875%, 2/15/25	United States	300,000	330,192
a	Nexstar Escrow Corp., senior note, 144A, 5.625%, 7/15/27	United States	300,000	315,000
a	Scripps Escrow Inc., senior note, 144A, 5.875%, 7/15/27	United States	400,000	407,500
a	Sirius XM Radio Inc., senior note, 144A, 4.625%, 7/15/24	United States	300,000	311,799

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Liberty High Yield Corporate ETF (continued)

		Country	Principal Amount*	Value
	Corporate Bonds & Notes (continued)
	Media & Entertainment (continued)
a	Univision Communications Inc., senior secured note, first lien, 144A, 5.125%, 5/15/23	United States	400,000	$403,250
a	WMG Acquisition Corp., secured note, first lien, 144A, 5.00%, 8/01/23	United States	400,000	410,500

				5,617,651

	Pharmaceuticals, Biotechnology & Life Sciences 3.2%
a,b	Eagle Holding Co. II LLC, senior note, 144A, PIK, 7.625%, 5/15/22	United States	400,000	404,000
a	Horizon Pharma USA Inc., senior note, 144A, 5.50%, 8/01/27	United States	200,000	208,500
a	Par Pharmaceutical Inc., senior secured note, 144A, 7.50%, 4/01/27	United States	400,000	367,500

				980,000

	Real Estate 1.3%
	CyrusOne LP / CyrusOne Finance Corp., senior note, 5.00%, 3/15/24	United States	400,000	415,000

	Retailing 2.5%
	Murphy Oil USA Inc., senior bond, 4.75%, 9/15/29	United States	400,000	410,000
a	Party City Holdings Inc., senior note, 144A, 6.625%, 8/01/26	United States	400,000	397,000

				807,000

	Semiconductors & Semiconductor Equipment 1.1%
a	Amkor Technology Inc., senior note, 144A, 6.625%, 9/15/27	United States	300,000	328,500

	Technology Hardware & Equipment 2.5%
a	CommScope Technologies LLC, senior bond, 144A, 6.00%, 6/15/25	United States	400,000	364,000
a	Dell International LLC / EMC Corp., senior note, 144A, 7.125%, 6/15/24	United States	100,000	105,525
a	Tempo Acquisition LLC / Tempo Acquisition Finance Corp., senior note, 144A, 6.75%, 6/01/25	United States	300,000	310,500

				780,025

	Telecommunication Services 2.4%
a	Block Communications Inc., senior note, 144A, 6.875%, 2/15/25	United States	100,000	104,750
	Sprint Corp., senior note, 7.625%, 2/15/25	United States	300,000	330,750
	T-Mobile USA Inc., senior note, 5.125%, 4/15/25	United States	300,000	311,625

				747,125

	Transportation 1.0%
a	DAE Funding LLC, senior note, 144A, 5.75%, 11/15/23	United States	300,000	316,005

	Utilities 3.6%
	Calpine Corp., senior note, 5.375%, 1/15/23	United States	400,000	406,000
	Clearway Energy Operating LLC, senior bond, 5.00%, 9/15/26	United States	400,000	411,000
	Talen Energy Supply LLC, senior note, 6.50%, 6/01/25	United States	400,000	306,000

				1,123,000

	Total Investments before Short Term Investments (Cost $29,137,118)			29,196,561

	Short Term Investments 3.3%
	U.S. Government & Agency Securities (Cost $1,020,000) 3.3%
c	FHLB, 10/01/19		1,020,000	1,020,000

	Total Investments (Cost $30,157,118) 97.6%			30,216,561
	Other Assets, less Liabilities 2.4%			727,870

	Net Assets 100.0%			$30,944,431

See abbreviations on page 42.

*The principal amount is stated in U.S. dollars unless otherwise indicated.

aSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Fund’s Board of Trustees. At September 30, 2019, the aggregate value of these securities was $20,421,460, representing 66.0% of net assets.

bIncome may be received in additional securities and/or cash.

cThe security was issued on a discount basis with no stated coupon rate.

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Semiannual Report	23

FRANKLIN TEMPLETON ETF TRUST

Financial Highlights

Franklin Liberty International Aggregate Bond ETF

	Six Months Ended September 30, 2019 (unaudited)	Year Ended March 31, 2019[a]

Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$24.56	$25.00

Income from investment operations[b]:

Net investment income[c]	0.14	0.39

Net realized and unrealized gains (losses)	1.09	(0.40)

Total from investment operations	1.23	(0.01)

Less distributions from net investment income	(0.09)	(0.43)

Net asset value, end of period	$25.70	$24.56

Total return[d]	5.02%	0.00%

Ratios to average net assets[e]

Expenses before waiver and payments by affiliates	3.17%	2.32%

Expenses net of waiver and payments by affiliates	0.32%	0.35%

Net investment income	1.13%	1.91%

Supplemental data

Net assets, end of period (000’s)	$5,140	$4,912

Portfolio turnover rate[f]	63.79%	50.32%

Portfolio turnover rate excluding portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely or in part for cash[f,g]	63.79%	—%

aFor the period May 30, 2018 (commencement of operations) to March 31, 2019.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return is not annualized for periods less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.

eRatios are annualized for periods less than one year.

fPortfolio turnover rate excludes the value of portfolio securities received or delivered as a result of processing capital share transactions in Creation Units, if any.

gEffective September 30, 2019.

24	Semiannual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, September 30, 2019 (unaudited)

Franklin Liberty International Aggregate Bond ETF

		Principal Amount*			Value
	Foreign Government and Agency Securities 81.5%
	Australia 2.2%
a	New South Wales Treasury Corp., senior bond, Reg S, 3.00%, 5/20/27	50,000		AUD	$37,961
a,b	Queensland Treasury Corp., senior bond, Reg S, 144A, 3.25%, 8/21/29	50,000		AUD	39,145
a	Western Australian Treasury Corp., senior note, 26, Reg S, 3.00%, 10/21/26	50,000		AUD	37,637

					114,743

	Belgium 3.1%
a	Government of Belgium, Reg S, 1.25%, 4/22/33	125,000		EUR	160,868

	Canada 4.8%
	Government of Canada, 2.75%, 6/01/22	320,000		CAD	249,302

	Finland 1.9%
a	Government of Finland, Reg S, .375%, 9/15/20	90,000		EUR	99,059

	France 5.5%
	Government of France,
	[a] Reg S, 1.00%, 11/25/25	200,000		EUR	238,886
	[a,e]senior note, Reg S, 0.00%, 5/25/22	40,000		EUR	44,453

					283,339

	Germany 10.2%
	Government of Germany,
	[a] Reg S, 1.50%, 9/04/22	140,000		EUR	163,137
	[a] Reg S, 5.50%, 1/04/31	30,000		EUR	55,830
	[a,e]Strip, Reg S, 0.00%, 10/08/21	80,000		EUR	88,594
	KFW, senior note, 2.05%, 2/16/26	20,000,000		JPY	216,201

					523,762

	Indonesia 0.7%
	Indonesia Treasury Bond, senior bond, 8.25%, 5/15/36	500,000,000		IDR	36,799

	Ireland 3.6%
a	Government of Ireland, Reg S, 1.50%, 5/15/50	140,000		EUR	183,129

	Italy 5.0%
	Italy Treasury Bond,
	senior bond, 1.25%, 12/01/26	150,000		EUR	172,320
	[a,b] senior bond, Reg S, 144A, 4.00%, 2/01/37	55,000		EUR	82,868

					255,188

	Japan 16.1%
	Development Bank of Japan, senior bond, 2.30%, 3/19/26	20,000,000		JPY	216,153
	Government of Japan,
	senior bond, 1.00%, 12/20/35	40,000,000		JPY	425,381
	senior bond, 1.50%, 3/20/33	16,500,000		JPY	184,458

					825,992

	Mexico 1.0%
	Government of Mexico, M, 7.50%, 6/03/27	10,000	[c]	MXN	52,660

	Netherlands 2.6%
a,b	Government of Netherlands, senior bond, Reg S,144A, .50%, 1/15/40	40,000		EUR	49,104
a	Government of the Netherlands, Reg S, .50%, 7/15/26	70,000		EUR	82,192

					131,296

	Poland 2.3%
	Government of Poland,
	2.50%, 7/25/27	200,000		PLN	51,886
	5.75%, 4/25/29	200,000		PLN	66,967

					118,853

franklintempleton.com	Semiannual Report	25

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Liberty International Aggregate Bond ETF (continued)

		Principal Amount*		Value
	Foreign Government and Agency Securities (continued)
	South Africa 0.5%
	Government of South Africa, senior bond, 7.00%, 2/28/31	500,000	ZAR	$27,956

	Spain 4.9%
	Government of Spain,
	[a,b] senior bond, Reg S, 144A, 1.85%, 7/30/35	100,000	EUR	130,137
	[a,b] senior bond, Reg S,144A, 2.70%, 10/31/48	80,000	EUR	123,313

				253,450

d	Supranational 8.6%
	Asian Development Bank, senior bond, 339-00-1, 2.35%, 6/21/27	20,000,000	JPY	225,798
a	European Investment Bank, senior note, Reg S, 1.90%, 1/26/26	20,000,000	JPY	213,929

				439,727

	United Kingdom 8.5%
	United Kingdom Treasury Bond,
	[a] Reg S, 1.75%, 9/07/37	60,000	GBP	84,573
	[a] Reg S, 2.25%, 9/07/23	120,000	GBP	158,919
	[a] Reg S, 3.50%, 7/22/68	10,000	GBP	25,101
	[a] Reg S, 4.25%, 12/07/46	35,000	GBP	76,791
	[a] Reg S, 4.75%, 12/07/30	50,000	GBP	89,991

				435,375

	Total Foreign Government and Agency Securities (Cost $4,132,476)			4,191,498

	Corporate Bonds & Notes 10.1%
	Belgium 1.4%
a	Anheuser-Busch InBev SA/NV, senior note, Reg S, 1.50%, 3/17/25	60,000	EUR	70,518

	Czech Republic 2.2%
a	Energo-Pro AS, senior note, Reg S, 4.00%, 12/07/22	100,000	EUR	112,625

	Denmark 2.0%
a	Nordea Kredit Realkreditaktieselskab, secured bond, Reg S, 1.00%, 10/01/50	350,000	DKK	51,581
a	Nykredit Realkredit AS, secured bond, Reg S, 1.00%, 10/01/50	350,000	DKK	51,555

				103,136

	Germany 2.2%
a	Aroundtown SA, senior note, Reg S, 1.625%, 1/31/28	100,000	EUR	112,970

	Romania 2.3%
a	Globalworth Real Estate Investments Ltd., senior note, Reg S, 3.00%, 3/29/25	100,000	EUR	119,163

	Total Corporate Bonds & Notes (Cost $494,713)			518,412

	Total Investments (Cost $4,627,189) 91.6%			4,709,910
	Other Assets, less Liabilities 8.4%			430,089

	Net Assets 100.0%			$5,139,999

See abbreviations on page 42.

*The principal amount is stated in U.S. dollars unless otherwise indicated.

aSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Fund’s Board of Trustees. At September 30, 2019, the aggregate value of these securities was $2,784,029, representing 54.2% of net assets.

bSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Fund’s Board of Trustees. At September 30, 2019, the aggregate value of these securities was $424,567, representing 8.3% of net assets.

cPrincipal amount is stated in 100 Mexican Peso Units.

dA supranational organization is an entity formed by two or more central governments through international treaties.

eThe security was issued on a discount basis with no stated coupon rate.

26	Semiannual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST

Financial Highlights

Franklin Liberty Senior Loan ETF

	Six Months Ended September 30, 2019 (unaudited)	Year Ended March 31, 2019[a]

Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$24.85	$25.00

Income from investment operations[b]:

Net investment income[c]	0.52	0.81

Net realized and unrealized gains (losses)	0.13	(0.21)

Total from investment operations	0.65	0.60

Less distributions from net investment income	(0.61)	(0.75)

Net asset value, end of period	$24.89	$24.85

Total return[d]	2.65%	2.44%

Ratios to average net assets[e]

Expenses before waiver and payments by affiliates	0.96%	1.00%

Expenses net of waiver and payments by affiliates	0.45%	0.45%

Net investment income	4.21%	3.90%

Supplemental data

Net assets, end of period (000’s)	$57,256	$57,165

Portfolio turnover rate[f]	24.63%	10.62%

Portfolio turnover rate excluding portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely or in part for cash[f,g]	24.63%	—%

aFor the period May 30, 2018 (commencement of operations) to March 31, 2019.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return is not annualized for periods less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.

eRatios are annualized for periods less than one year.

fPortfolio turnover rate excludes the value of portfolio securities received or delivered as a result of processing capital share transactions in Creation Units, if any.

gEffective September 30, 2019.

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Semiannual Report	27

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, September 30, 2019 (unaudited)

Franklin Liberty Senior Loan ETF

		Country	Principal Amount*	Value
a,b	Senior Floating Rate Interests 80.7%
	Airlines 2.2%
	American Airlines, Inc., 2018 Replacement Term Loans, 4.061%, (3-month USD LIBOR + 1.75%), 6/27/25	United States	1,267,200	$1,255,320

	Application Software 1.5%
c	SS&C European Holdings Sarl, Term B-4 Loans, TBD, (1-month USD LIBOR + 2.25%), 4/16/25	Luxembourg	215,718	216,886
	SS&C Technologies Inc., Term B-3 Loans, TBD, (1-month USD LIBOR + 2.25%), 4/16/25	United States	326,586	328,355
	SS&C Technologies Inc., Term B-5 Loan, TBD, (1-month USD LIBOR + 2.25%), 4/16/25	United States	296,965	298,636

				843,877

	Auto Parts & Equipment 2.8%
	Panther BF Aggregator 2 LP, Initial Dollar Term Loan, 5.612%, (1-month USD LIBOR + 3.500%), 4/30/26	United States	1,600,000	1,591,333

	Broadcasting 6.0%
	Diamond Sports Group, LLC, Term Loan, 5.3%, (1-month USD LIBOR + 3.250%), 8/24/26	United States	711,752	716,534
	Gray Television, Inc., Term C Loan, 4.831%, (3-month USD LIBOR + 2.50%), 1/02/26	United States	297,750	299,318
c,d	Nexstar Broadcasting, Inc., TBD, Term B-4 Loan, 4.807%, (3-month USD LIBOR + 2.750%), 9/18/26	United States	1,600,000	1,609,834
	Sinclair Television Group Inc., Tranche B Term Loans, 4.37%, (1-month USD LIBOR + 2.25%), 1/03/24	United States	827,241	831,108

				3,456,794

	Cable & Satellite 4.6%
	Charter Communications Operating, LLC, Term B Loan, 4.33%, (3-month USD LIBOR + 2.00%), 4/30/25	United States	1,135,188	1,143,250
	CSC Holdings, LLC, March 2017 Incremental Term Loans, 4.277%, (1-month USD LIBOR + 2.25%), 7/17/25	United States	1,474,946	1,475,676

				2,618,926

	Casinos & Gaming 4.3%
	Aristocrat Technologies, Inc., Term B-3 Loans, 4.027%, (3-month USD LIBOR + 1.75%), 10/19/24	United States	1,103,020	1,108,104
	Caesars Resort Collection, LLC, Term B Loans, 4.862%, (1-month USD LIBOR + 2.75%), 12/22/24	United States	1,391,625	1,384,294

				2,492,398

	Commodity Chemicals 1.8%
	Univar Inc., Initial Term Loans, 4.112%, (1-month USD LIBOR + 2.25%), 7/01/24	United States	1,049,095	1,053,497

	Communications Equipment 2.8%
	CommScope, Inc., Initial Term Loans, 5.362%, (1-month USD LIBOR + 3.25%), 4/04/26	United States	1,600,000	1,597,320

	Data Processing & Outsourced Services 2.0%
	West Corporation, Term B Loans, 6.112%, (1-month USD LIBOR + 4.00%), 10/10/24	United States	1,293,418	1,155,453

	Food Distributors 4.2%
	Aramark Corporation, U.S. Term B-3 Loan, 4.079%, (3-month USD LIBOR + 1.75%), 3/11/25	United States	997,750	1,001,492
	U.S. Foods, Inc., Initial Term Loans, 4.112%, (1-month USD LIBOR + 2.00%), 6/27/23	United States	1,399,909	1,406,179

				2,407,671

	Health Care Distributors 0.3%
	Mallinckrodt International Finance SA & Mallinckrodt CB LLC, 2017 Term B Loans, 5.079%, (3-month USD LIBOR + 2.75%), 9/24/24	Luxembourg	191,527	146,438

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Liberty Senior Loan ETF (continued)

		Country	Principal Amount*	Value
a,b	Senior Floating Rate Interests (continued)
	Health Care Facilities 1.7%
	HCA Inc., Term Loan B11, 4.079%, (3-month USD LIBOR + 1.75%), 3/18/23	United States	947,778	$951,859

	Health Care Services 5.4%
	Air Medical Group Holdings Inc., 2018 New Term Loans, 6.362%, (1-month USD LIBOR + 4.25%), 3/14/25	United States	1,588,270	1,490,989
	DaVita, Inc., Term Loan B, 4.431%, (1-month USD LIBOR + 2.250%), 8/12/26	United States	1,600,000	1,610,777

				3,101,766

	Hotels, Resorts & Cruise Lines 1.7%
	Hilton Worldwide Finance, LLC, Refinanced Series B-2 Term Loans, 3.768%, 1-month USD LIBOR + 1.750%, 6/17/26	United States	985,592	992,642

	Other Diversified Financial Services 4.3%
	Asurion LLC, Replacement B-6 Term Loans, 5.112%, (1-month USD LIBOR + 3.00%), 11/03/23	United States	1,538,800	1,546,334
	Trans Union, LLC, 2017 Replacement Term A-2 Loans, 4.152%, (1-month USD LIBOR + 1.50%), 8/09/22	United States	916,199	916,389

				2,462,723

	Packaged Foods & Meats 4.1%
	JBS USA Lux S.A., New Term Loans, 4.612%, (1-month USD LIBOR + 2.50%), 5/01/26	United States	971,953	977,927
	Post Holdings Inc., Series A Incremental Term Loans, 4.04%, (1-month USD LIBOR + 2.00%), 5/24/24	United States	1,345,777	1,351,139

				2,329,066

	Paper Packaging 4.9%
	Berry Global, Inc.,
	Term Q Loan, 2.25%, 10/01/22	United States	1,227,840	1,234,688
	Term U Loan, 2.50%, 7/01/26	United States	299,250	301,035
	Reynolds Group Holdings Inc., U.S. Term Loans, 4.862%, (1-month USD LIBOR + 2.75%), 2/05/23	United States	1,265,465	1,268,924

				2,804,647

	Personal Products 2.5%
c	Sunshine Luxembourg VII SARL, Facility B1 Commitments, TBD, 9/25/26	Luxembourg	1,400,000	1,407,657

	Pharmaceuticals 6.2%
	Bausch Health Companies Inc., Initial Term Loans , 5.411%, (1-month USD LIBOR + 3.00%), 6/02/25	United States	1,447,423	1,454,919
	Endo Luxembourg Finance Co. I S.A R.L. and Endo LLC, Initial Term Loans, 6.375%, (1-month USD LIBOR + 4.25%), 4/29/24	United States	650,836	593,563
	Grifols Worldwide Operations USA, Inc., Tranche B Term Loan, 4.196%, (1-week USD LIBOR + 2.25%), 1/31/25	United States	1,513,146	1,522,367

				3,570,849

	Research & Consulting Services 2.4%
	Nielsen Finance LLC, Class B-4 Term Loans, 4.042%, (1-month USD LIBOR + 2.00%), 10/04/23	United States	1,368,621	1,369,965

	Restaurants 2.6%
	1011778 B.C. Unlimited Liability Company, Term B-3 Loan, 4.362%, (1-month USD LIBOR + 2.25%), 2/17/24	Canada	1,465,732	1,472,292

	Security & Alarm Services 2.5%
c	Prime Security Services Borrower, LLC, Term B-1 Facility, TBD, (1-month USD LIBOR + 3.25%), 9/12/26	United States	1,440,385	1,434,534

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Liberty Senior Loan ETF (continued)

		Country	Principal Amount*	Value
a,b	Senior Floating Rate Interests (continued)
	Specialized Consumer Services 0.5%
	Sabre GLBL Inc., 2018 Other Term B Loans, 4.112%, (1-month USD LIBOR + 2.00%), 2/22/24	United States	265,940	$267,311

	Specialty Chemicals 1.9%
	Axalta Coating Systems US Holdings Inc., Term B-3 Dollar Loan, 4.079%, (3-month USD LIBOR + 1.75%), 6/01/24	United States	1,115,426	1,117,604

	Specialty Stores 3.5%
	Harbor Freight Tools USA, Inc., Refinancing Loans, 4.612%, (1-month USD LIBOR + 2.50%), 8/19/23	United States	917,198	893,504
	Michaels Stores, Inc., 2018 New Replacement Term B Loan, 4.594%, (1-month USD LIBOR + 2.50%), 1/28/23	United States	1,142,041	1,117,773

				2,011,277

	Systems Software 1.9%
	Go Daddy Operating Company, LLC, Tranche B-1 Term Loans, 4.112%, (1-month USD LIBOR + 2.00%), 2/15/24	United States	1,101,838	1,104,975

	Technology Hardware, Storage & Peripherals 2.1%
	Western Digital Corporation, U.S. Term B-4 Loan, 4.011%, (3-month USD LIBOR + 1.75%), 4/29/23	United States	1,177,308	1,176,674

	Total Floating Rate Loans (Cost $46,353,428)			46,194,868

	Asset-Backed Securities 10.3%
e,f	AMMC CLO 15 Ltd., 2014-15A, CRR, 144A, 4.603%, 01/15/2032	United States	1,000,000	987,106
e,f	Atrium XV, 15A, C 144A, 4.459%, 01/23/2031	United States	1,000,000	987,212
e,f	BlueMountain CLO Ltd., 2018-3A, C, 144A, 4.475%, 10/25/2030	United States	1,000,000	978,113
e,f	Dryden 45 Senior Loan Fund, 2016-45A, CR, 144A, 4.50%, 10/15/2030	United States	1,000,000	988,276
e,f	Harbor Park CLO Ltd., 1A, C, 144A, 4.377%, 01/20/2031	United States	1,000,000	980,552
e,f	LCM XVIII LP, 2018A, CR, 144A, 4.13%, 04/20/2031	United States	1,000,000	966,344

	Total Asset-Backed Securities (Cost $5,996,875)			5,887,603

	Total Investments before Short Term Investments (Cost $52,350,303)			52,082,471

	Short Term Investments 9.1%
	U.S. Government & Agency Securities (Cost $5,220,000) 9.1%
g	FHLB,10/01/19	United States	5,220,000	5,220,000

	Total Investments (Cost $57,570,303) 100.1%			57,302,471
	Other Assets, less Liabilities (0.1)%			(46,895)

	Net Assets 100.0%			$57,255,576

See abbreviations on page 42.

*The principal amount is stated in U.S. dollars unless otherwise indicated.

aThe coupon rate shown represents the rate at period end.

bSee Note 1(d) regarding senior floating rate interests.

cA portion or all of the security represents an unsettled loan commitment. The coupon rate is to-be determined (TBD) at the time of settlement and will be based upon a reference index/floor plus a spread.

dA portion or all of the security purchased on a delayed delivery basis. Note 1(c)

eSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Fund’s Board of Trustees. At September 30, 2019, the aggregate value of these securities was $5,887,603, representing 10.3% of net assets.

fThe coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.

gThe security was issued on a discount basis with no stated coupon rate.

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FRANKLIN TEMPLETON ETF TRUST

FINANCIAL STATEMENTS

Statements of Assets and Liabilities

September 30, 2019 (unaudited)

	Franklin Liberty High Yield Corporate ETF	Franklin Liberty International Aggregate Bond ETF	Franklin Liberty Senior Loan ETF
Assets:
Investments in securities:
Cost – Unaffiliated issuers	$30,157,118	$4,627,189	$57,570,303

Value – Unaffiliated issuers	$30,216,561	$4,709,910	$57,302,471
Cash	559,175	69,760	1,127,857
Foreign currency, at value (cost $–, $347,985 and $–, respectively)	—	343,913	—
Receivables:
Investment securities sold	—	—	606,645
Interest	542,769	30,530	156,824
Affiliates	4,798	17,673	—

Total assets	31,323,303	5,171,786	59,193,797

Liabilities:
Payables:
Investment securities purchased	290,948	—	1,697,625
Management fees	—	—	4,781
Transfer agent fees	6,500	6,500	6,500
Distributions to shareholders	55,466	—	178,664
Custodian fees	2,505	2,657	24,802
Professional fees	12,528	12,532	12,542
Reports to shareholders	1,796	1,609	1,700
Registration and filing fees	3,255	2,753	5,448
Accrued expenses and other liabilities	5,874	5,736	6,159

Total liabilities	378,872	31,787	1,938,221

Net assets, at value	$30,944,431	$5,139,999	$57,255,576

Net assets consist of:
Paid-in capital	$30,820,579	$5,005,000	$57,928,461
Total distributable earnings (loss)	123,852	134,999	(672,885)

Net assets, at value	$30,944,431	$5,139,999	$57,255,576

Shares outstanding	1,200,000	200,000	2,300,000

Net asset value per share	$25.79	$25.70	$24.89

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FRANKLIN TEMPLETON ETF TRUST

FINANCIAL STATEMENTS

Statements of Operations

for the six months ended September 30, 2019 (unaudited)

	Franklin Liberty High Yield Corporate ETF	Franklin Liberty International Aggregate Bond ETF	Franklin Liberty Senior Loan ETF
Investment income:
Interest: (net of foreign taxes)[a]
Unaffiliated issuers	$333,186	$36,549	$1,336,414

Total investment income	333,186	36,549	1,336,414

Expenses:
Management fees (Note 3a)	34,116	11,390	186,529
Transfer agent fees	7,799	7,799	7,799
Custodian fees	2,448	2,727	24,924
Reports to shareholders	3,201	3,201	3,201
Registration and filing fees	2,332	2,230	2,775
Professional fees	27,640	44,932	38,007
Trustees’ fees and expenses	628	298	3,506
Other	7,980	7,679	8,139

Total expenses	86,144	80,256	274,880
Expenses waived/paid by affiliates (Note 3c)	(64,310)	(72,260)	(145,744)

Net expenses	21,834	7,996	129,136

Net investment income	311,352	28,553	1,207,278

Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers	109,197	146,487	(170,889)
Foreign currency transactions	—	(41,835)	—

Net realized gain (loss)	109,197	104,652	(170,889)

Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers	(74,577)	113,304	460,799
Translation of other assets and liabilities denominated in foreign currencies	—	(436)	—

Net change in unrealized appreciation (depreciation)	(74,577)	112,868	460,799

Net realized and unrealized gain (loss)	34,620	217,520	289,910

Net increase (decrease) in net assets resulting from operations	$345,972	$246,073	$1,497,188

[a]Foreign taxes withheld on interest	$—	$31	$—

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FRANKLIN TEMPLETON ETF TRUST

FINANCIAL STATEMENTS

Statements of Changes in Net Assets

	Franklin Liberty High Yield Corporate ETF		Franklin Liberty International Aggregate Bond ETF

	Six Months Ended September 30, 2019 (unaudited)	Year Ended March 31, 2019[a]	Six Months Ended September 30, 2019 (unaudited)	Year Ended March 31, 2019[a]
Increase (decrease) in net assets:
Operations:
Net investment income	$311,352	$484,624	$28,553	$77,976
Net realized gain (loss)	109,197	28,881	104,652	(49,575)
Net change in unrealized appreciation (depreciation)	(74,577)	134,020	112,868	(34,953)

Net increase (decrease) in net assets resulting from operations	345,972	647,525	246,073	(6,552)

Distributions to shareholders	(367,861)	(501,784)	(17,822)	(86,700)

Capital share transactions: (Note 2)	20,785,579	10,035,000	—	5,005,000

Net increase (decrease) in net assets	20,763,690	10,180,741	228,251	4,911,748
Net assets:
Beginning of period	10,180,741	—	4,911,748	—

End of period	$30,944,431	$10,180,741	$5,139,999	$4,911,748

aFor the period May 30, 2018 (commencement of operations) to March 31, 2019.

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FRANKLIN TEMPLETON ETF TRUST

FINANCIAL STATEMENTS

Statements of Changes in Net Assets (continued)

	Franklin Liberty Senior Loan ETF

	Six Months Ended September 30, 2019 (unaudited)	Year Ended March 31, 2019[a]
Increase (decrease) in net assets:
Operations:
Net investment income	$1,207,278	$1,318,709
Net realized gain (loss)	(170,889)	(52,149)
Net change in unrealized appreciation (depreciation)	460,799	(728,631)

Net increase (decrease) in net assets resulting from operations	1,497,188	537,929

Distributions to shareholders	(1,406,685)	(1,301,317)

Capital share transactions: (Note 2)	—	57,928,461

Net increase (decrease) in net assets	90,503	57,165,073
Net assets:
Beginning of period	57,165,073	—

End of period	$57,255,576	$57,165,073

aFor the period May 30, 2018 (commencement of operations) to March 31, 2019.

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FRANKLIN TEMPLETON ETF TRUST

Notes to Financial Statements

1. Organization and Significant Accounting Policies

Franklin Templeton ETF Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of thirty-nine separate funds, three of which are included in this report (Funds) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP). Each of the Funds are an exchange traded fund (ETF) and are actively managed, thus they are not designed to track an index. The Trust began offering shares of Franklin Liberty High Yield Corporate ETF, Franklin Liberty International Aggregate Bond ETF and Franklin Liberty Senior Loan ETF.

The following summarizes the Funds’ significant accounting policies.

a. Financial Instrument Valuation

The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Funds calculate the net asset value (NAV) per share as of 4 p.m. Eastern time each day the New York Stock Exchange (NYSE) is open for trading. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Funds’ administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Funds may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Debt securities generally trade in the over-the-counter (OTC) market rather than on a securities exchange. The Funds’ pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.

Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the date that the values of the foreign debt securities are determined.

The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Funds primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

b. Foreign Currency Translation

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. The Funds may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Portfolio securities and assets and liabilities denominated in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Board.

The Funds do not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments in the Statements of Operations.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the

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FRANKLIN TEMPLETON ETF TRUST

NOTES TO FINANCIAL STATEMENTS

1. Organization and Significant Accounting Policies (continued)

b. Foreign Currency Translation (continued)

U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c. Securities Purchased on a Delayed Delivery Basis

Certain or all Funds purchase securities on a delayed delivery basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Funds will generally purchase these securities with the intention of holding the securities, they may sell the securities before the settlement date.

d. Senior Floating Rate Interests

Certain or all Funds invest in senior secured corporate loans that pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or the London InterBank Offered Rate (LIBOR). Senior secured corporate loans often require prepayment of principal from excess cash flows or at the discretion of the borrower. As a result, actual maturity may be substantially less than the stated maturity. Senior secured corporate loans in which the Funds invest are generally readily marketable, but may be subject to certain restrictions on resale. On July 27, 2017, the United Kingdom’s Financial Conduct Authority announced its intention to cease sustaining LIBOR after 2021. There remains uncertainty regarding the future utilization of LIBOR and the nature of any replacement rate. As such, the potential effect of a transition away from LIBOR on the Fund or the Fund’s investments that use or may use a floating rate based on LIBOR cannot yet be determined.

e. Income and Deferred Taxes

It is each Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code. Each Fund intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required.

The Funds may be subject to foreign taxation related to income received, capital gains on the sale of securities and certain foreign currency transactions in the foreign jurisdictions in which the Funds invest. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Funds invest. When a capital gain tax is determined to apply, certain or all Funds record an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the valuation date.

Each Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based on its technical merits. As of September 30, 2019, each Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open tax years (or expected to be taken in future tax years).

f. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of premium and accretion of discount on debt securities are included in interest income. Distributions to shareholders are recorded on the ex-dividend date. Distributable earnings are determined according to income tax regulations (tax basis) and may differ from earnings recorded in accordance with U.S. GAAP. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Common expenses incurred by the Trust are allocated among the Funds based on the ratio of net assets of each Fund to the combined net assets of the Trust. Certain Fund specific expenses are allocated directly to the Fund that incurred the expense. These expenses are paid by the Funds or by investment manager, as applicable, according to the terms of the unified management fee agreement.

g. Accounting Estimates

The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and

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FRANKLIN TEMPLETON ETF TRUST

NOTES TO FINANCIAL STATEMENTS

assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

h. Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Funds, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

2. Shares of Beneficial Interest

Shares of the Funds are issued and redeemed at their respective NAV only in aggregations of a specific number of shares or multiples thereof (Creation Units). Only certain large institutional investors (Authorized Participants) may engage in creation or redemption transactions directly with the Funds. Once created, shares of the Funds generally trade in the secondary market in amounts less than one Creation Unit. The market price of the Funds’ shares will be based on the price in the secondary market which may be at, above or below the most recent NAV. Creation Units may be issued and redeemed in exchange for a designated portfolio of securities and/or cash (which may include cash in lieu of certain securities). For the period ended September 30, 2019, all Creation Unit transactions were made in cash.

Authorized Participants pay a standard transaction fee to the shareholder servicing agent when purchasing or redeeming Creation Units of the Funds regardless of the number of Creation Units that are being created or redeemed on the same day by the Authorized Participant. The standard transaction fee is imposed to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units and is not charged to or paid by the Funds.

In addition, for cash Creation Unit transactions, a variable fee for creation transactions and redemption transactions may be charged to the Authorized Participant to cover certain brokerage, tax, foreign exchange, execution, market impact and other costs and expenses related to the execution of trades. Variable fees, if any, are included in capital share transactions in the Statements of Changes in Net Assets.

At September 30, 2019, there were an unlimited number of shares authorized (without par value). Transactions in the Funds’ shares were as follows:

	Franklin Liberty High Yield Corporate ETF

	Six Months Ended September 30, 2019		Year Ended March 31, 2019[a]

	Shares	Amount	Shares	Amount
Shares sold	800,000	$20,785,579	400,000	$10,035,000

Net increase (decrease)	800,000	$20,785,579	400,000	$10,035,000

	Franklin Liberty International Aggregate Bond ETF

	Six Months Ended September 30, 2019[b]		Year Ended March 31, 2019[a]

	Shares	Amount	Shares	Amount
Shares sold	—	$—	200,000	$5,005,000

Net increase (decrease)	—	$—	200,000	$5,005,000

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FRANKLIN TEMPLETON ETF TRUST

NOTES TO FINANCIAL STATEMENTS

2. Shares of Beneficial Interest (continued)

	Franklin Liberty Senior Loan ETF

	Six Months Ended September 30, 2019[b]		Year Ended March 31, 2019[a]

	Shares	Amount	Shares	Amount
Shares sold	—	$—	2,300,000	$57,928,461

Net increase (decrease)	—	$—	2,300,000	$57,928,461

aFor the period May 30, 2018 (commencement of operations) to March 31, 2019.

bDuring the period ended September 30, 2019, there were no transactions of the Fund’s shares.

3. Transactions with Affiliates

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton. Certain officers and trustees of the Funds are also officers and/or directors of the following subsidiaries:

Subsidiary	Affiliation
Franklin Advisers, Inc. (Advisers)	Investment manager
Franklin Templeton Investment Management Limited (FTIML)	Investment manager
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)	Principal underwriter

a. Management Fees

Franklin Liberty High Yield Corporate ETF pays an investment management fee to Advisers based on the average daily net assets of the fund as follows:

Annualized Fee Rate	Net Assets
0.625%	Up to and including $100 million
0.500%	Over $100 million, up to and including $250 million
0.450%	Over $250 million, up to and including $7.5 billion
0.440%	Over $7.5 billion, up to and including $10 billion
0.430%	Over $10 billion, up to and including $12.5 billion
0.420%	Over $12.5 billion, up to and including $15 billion
0.400%	Over $15 billion, up to and including $17.5 billion
0.380%	Over $17.5 billion, up to and including $20 billion
0.360%	Over $20 billion, up to and including $35 billion
0.355%	Over $35 billion, up to and including $50 billion
0.350%	In excess of $50 billion

Franklin Liberty International Aggregate Bond ETF pays an investment management fee to FTIML based on the average daily net assets of the fund as follows:

Annualized Fee Rate	Net Assets
0.450%	Up to and including $1 billion
0.400%	Over $1 billion, up to and including $5 billion
0.350%	Over $5 billion, up to and including $10 billion
0.345%	Over $10 billion, up to and including $15 billion
0.340%	Over $15 billion, up to and including $20 billion
0.335%	In excess of $20 billion

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FRANKLIN TEMPLETON ETF TRUST

NOTES TO FINANCIAL STATEMENTS

Franklin Liberty Senior Loan ETF pays an investment management fee to Advisers based on the average daily net assets of the fund as follows:

Annualized Fee Rate	Net Assets
0.650%	Up to and including $500 million
0.550%	Over $500 million, up to and including $1 billion
0.500%	Over $1 billion, up to and including $1.5 billion
0.450%	Over $1.5 billion, up to and including $6.5 billion
0.425%	Over $6.5 billion, up to and including $11.5 billion
0.400%	Over $11.5 billion, up to and including $16.5 billion
0.390%	Over $16.5 billion, up to and including $19 billion
0.380%	Over $19 billion, up to and including $21.5 billion
0.370%	In excess of $21.5 billion

For the period ended September 30, 2019, each Fund’s annualized effective investment management fee rate based on daily net assets was as follows:

Annualized Fee Rate
Franklin Liberty High Yield Corporate ETF	0.625%
Franklin Liberty International Aggregate Bond ETF	0.450%
Franklin Liberty Senior Loan ETF	0.650%

Effective March 1, 2019, under a subadvisory agreement, FTIML, an affiliate of Advisers, provides subadvisory services to Franklin Liberty International Aggregate Bond ETF. The subadvisory fee is paid by Advisers based on the Fund’s average daily net assets, and is not an additional expense of the Fund.

b. Administrative Fees

Under an agreement with Advisers, and FTIML, FT Services provides administrative services to the Funds. The fee is paid by Advisers, and FTIML, based on each of the Funds’ average daily net assets, and is not an additional expense of the Funds.

c. Waiver and Expense Reimbursements

Advisers has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by Franklin Liberty High Yield Corporate ETF and Franklin Liberty Senior Loan ETF so that the expenses (including acquired fund fees and expenses) for each of the Funds do not exceed 0.40% and 0.45%, respectively, based on the average net assets (other than certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) until July 31, 2020. FTIML has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by Franklin Liberty International Aggregate Bond ETF so that the expenses (including acquired fund fees and expenses) of the Fund do not exceed 0.25% based on the average net assets (other than certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) until July 31, 2020. Prior to August 1, 2019, expenses (including acquired fund fees and expenses) for Franklin Liberty International Aggregate Bond ETF were limited to 0.35% based on the average net assets of the fund. Total expenses waived or paid are not subject to recapture subsequent to the Funds’ fiscal year end.

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FRANKLIN TEMPLETON ETF TRUST

NOTES TO FINANCIAL STATEMENTS

3. Transactions with Affiliates (continued)

d. Other Affiliated Transactions

At September 30, 2019, the shares of the Funds were owned by the following entities:

Funds	Shares	Percentage of Outstanding Shares[a]
Franklin Liberty High Yield Corporate ETF
Franklin Moderate Allocation Fund	334,505	27.9%
Franklin LifeSmart™ 2020 – 2055 Retirement Target Funds	62,218	5.2%
Franklin 529 Portfolios	576,433	48.0%

	973,156	81.1%

Franklin Liberty International Aggregate Bond ETF
Franklin Resources Inc.	110,000	55.0%

Franklin Liberty Senior Loan ETF
Franklin Total Return Fund	914,900	39.8%
Franklin Floating Rate Master Trust	1,093,000	47.5%

	2,007,900	87.3%

aInvestment activities of significant shareholders could have a material impact on the Funds.

4. Income Taxes

For tax purposes, capital losses may be carried over to offset future capital gains, if any. At March 31, 2019, the capital loss carryforwards were as follows:

Franklin Liberty Senior Loan ETF
Capital loss carryforwards:
Long term	$—
Short term	52,758

Total capital loss carryforwards	$52,758

For tax purposes, the Funds may elect to defer any portion of a late-year ordinary loss to the first day of the following fiscal year. At March 31, 2019, Franklin Liberty International Aggregate Bond ETF deferred late-year ordinary losses of $23,917.

At September 30, 2019, the cost of investments, net unrealized appreciation (depreciation) and undistributed ordinary income for income tax purposes were as follows:

	Franklin Liberty High Yield Corporate ETF	Franklin Liberty International Aggregate Bond ETF	Franklin Liberty Senior Loan ETF
Cost of investments	$30,172,626	$4,653,372	$57,583,593

Unrealized appreciation	$385,513	$108,210	$160,544
Unrealized depreciation	(341,578)	(51,672)	(441,666)

Net unrealized appreciation (depreciation)	$43,935	$56,538	$(281,122)

Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of bond discounts and premiums.

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FRANKLIN TEMPLETON ETF TRUST

NOTES TO FINANCIAL STATEMENTS

5. Investment Transactions

Purchases and sales of investments (excluding short term securities and in-kind transactions, if any) for the period ended September 30, 2019, were as follows:

	Franklin Liberty High Yield Corporate ETF	Franklin Liberty International Aggregate Bond ETF	Franklin Liberty Senior Loan ETF
Purchases	$21,915,471	$3,429,883	$13,212,962
Sales	$2,694,254	$2,990,731	$14,479,147

6. Credit Risk

At September 30, 2019, Franklin Liberty High Yield ETF, Franklin Liberty International Aggregate Bond ETF, and Franklin Liberty Senoir Loan ETF had 97.76%, 2.98%, and 80.51%, respectively, of their portfolio invested in high yield securities, senior secured floating rate notes, or other securities rated below investment grade and unrated securities, if any. These securities may be more sensitive to economic conditions causing greater price volatility and are potentially subject to a greater risk of loss due to default than higher rated securities.

7. Global Credit Facility

The Funds, except for Franklin Liberty International Aggregate Bond Fund ETF, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2 billion (Global Credit Facility) which the Funds entered into on February 8, 2019 and matures on February 7, 2020. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.

Under the terms of the Global Credit Facility, the Funds shall, in addition to interest charged on any borrowings made by the Funds and other costs incurred by the Funds, pay their share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon their relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the period ended September 30, 2019, the Fund did not use the Global Credit Facility.

8. Concentration of Risk

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local, regional and global economic, political and social conditions, which may result in greater market volatility. Current political and financial uncertainty surrounding the European Union may increase market volatility and the economic risk of investing in securities in Europe. In addition, certain foreign securities may not be as liquid as U.S. securities.

9. Fair Value Measurements

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:

•	Level 1 – quoted prices in active markets for identical financial instruments
•	Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of financial instruments)

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NOTES TO FINANCIAL STATEMENTS

9. Fair Value Measurements (continued)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

At September 30, 2019, all of the Funds’ investments in financial instruments carried at fair value were valued using Level 2 inputs.

10. Subsequent Events

The Funds have evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

Abbreviations

Selected Portfolio		Currency
CLO	Collateralized Loan Obligation	AUD	Australian Dollar
FHLB	Federal Home Loan Bank Rate	CAD	Canadian Dollar
LIBOR	London InterBank Offered	EUR	Euro
PIK	Payment-In-Kind	JPY	Japanese Yen
TBD	To be determined	IDR	Indonesian Rupiah
		MXN	Mexican Peso
		PLN	Polish Zloty
		USD	United States Dollar
		ZAR	South African Rand

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FRANKLIN TEMPLETON ETF TRUST

Tax Information (unaudited)

At March 31, 2019 , more than 50% of the Funds’ total assets were invested in securities of foreign issuers. In most instances, foreign taxes were withheld from income paid to the Funds on these investments. As shown in the table below, the Funds hereby report to shareholders the foreign source income and foreign taxes paid, pursuant to Section 853 of the Internal Revenue Code. This written statement will allow shareholders of record on June 12, 2019, to treat their proportionate share of foreign taxes paid by the Funds as having been paid directly by them. The shareholder shall consider these amounts as foreign taxes paid in the tax year in which they receive the Fund distribution.

The following table provides a detailed analysis of foreign tax paid, foreign source income, and foreign source qualified dividends as reported by the Funds to shareholders of record.

Fund	Foreign Tax Paid Per Share	Foreign Source Income Per Share	Foreign Source Qualified Dividends Per Share
Franklin Liberty International Aggregate Bond ETF	$0.0086	$0.5143	$—

Foreign Tax Paid Per Share is the amount per share available to you, as a tax credit (assuming you held your shares in the Fund for a minimum of 16 days during the 31-day period beginning 15 days before the ex-dividend date of the Fund’s distribution to which the foreign taxes relate), or, as a tax deduction.

Foreign Source Income Per Share is the amount per share of income dividends attributable to foreign securities held by the Fund, plus any foreign taxes withheld on these dividends. The amounts reported include foreign source qualified dividends that have not been adjusted for the rate differential applicable to such dividend income.1

Foreign Source Qualified Dividends Per Share is the amount per share of foreign source qualified dividends, plus any foreign taxes withheld on these dividends. These amounts represent the portion of the Foreign Source Income reported to you in column 2 that were derived from qualified foreign securities held by the Fund.1

By mid-February 2020, shareholders will receive Form 1099-DIV which will include their share of taxes paid and foreign source income distributed during the calendar year 2019. The Foreign Source Income reported on Form 1099-DIV has not been adjusted for the rate differential on foreign source qualified dividend income. Shareholders are advised to check with their tax advisors for information on the treatment of these amounts on their individual income tax returns.

1. Qualified dividends are taxed at reduced long term capital gains tax rates. In determining the amount of foreign tax credit that may be applied against the U.S. tax liability of individuals receiving foreign source qualified dividends, adjustments may be required to the foreign tax credit limitation calculation to reflect the rate differential applicable to such dividend income. The rules however permit certain individuals to elect not to apply the rate differential adjustments for capital gains and/or dividends for any taxable year. Please consult your tax advisor and the instructions to Form 1116 for more information.

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Shareholder Information

Proxy Voting Policies and Procedures

The Trust’s investment manager has established Proxy Voting Policies and Procedures (Policies) that the Trust uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Trust’s complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale, FL 33301, Attention: Proxy Group. Copies of the Trust’s proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission’s website at sec.gov and reflect the most recent 12-month period ended June 30.

Quarterly Statement of Investments

The Trust files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year as an exhibit to its report on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the Commission’s website at sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.

Premium/Discount Information

Information about the differences between the daily market price on the secondary market for the shares of the Fund and the Fund’s net asset value may be found on the Fund’s website at libertyshares.com.

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Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.

To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.

Semiannual Report Franklin Templeton ETF Trust

Investment Managers	Distributor	Investor Services
Franklin Advisers, Inc. Franklin Templeton Investment Management Limited	Franklin Templeton Distributors, Inc. (800) DIAL BEN®/342-5236 franklintempleton.com	Transfer Agent State Street Bank and Trust Company 1 Heritage Drive Mail Stop OHD0100 North Quincy, MA 02171
© 2019 Franklin Templeton Investments. All rights reserved.		ETF6 S 11/19

Item 2.	Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 13(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3.	Audit Committee Financial Expert.

(a) (1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is Rohit Baghat and he is “independent” as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4.	Principal Accountant Fees and Services. N/A

Item 5.	Audit Committee of Listed Registrants. N/A

Item 6.	Schedule of Investments. N/A

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. N/A

Item 8.	Portfolio Managers of Closed-End Management Investment Companies. N/A

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. N/A

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

Item 11.	Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures. The Registrant maintains disclosure controls and procedures that are designed to provide reasonable assurance that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls. There have been no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect the internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Company. N/A

Item 13.	Exhibits.

(a) (1) Code of Ethics

(a) (2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer – Finance and Administration, and Vivek Pai, Chief Financial Officer and Chief Accounting Officer

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer – Finance and Administration, and Vivek Pai, Chief Financial Officer and Chief Accounting Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN TEMPLETON ETF TRUST

By	/s/ Matthew T. Hinkle
Matthew T. Hinkle
Chief Executive Officer – Finance and Administration
Date	November 29, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Matthew T. Hinkle
Matthew T. Hinkle
Chief Executive Officer – Finance and Administration
Date	November 29, 2019

By	/s/ Vivek Pai
Vivek Pai
Chief Financial Officer and Chief Accounting Officer
Date	November 29, 2019